UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

BRIGHTHOUSE FUNDS TRUST II

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy Brighthouse Investment Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Brighthouse Funds Trust II
Schedule of Investments

September 30, 2017

Brighthouse Funds Trust II

Schedule of Investments as of September 30, 2017 (Unaudited)

Baillie Gifford International Stock Portfolio	BHFTII-1
BlackRock Bond Income Portfolio	BHFTII-5
BlackRock Capital Appreciation Portfolio	BHFTII-46
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-51
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-54
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-59
Brighthouse/Wellington Balanced Portfolio	BHFTII-96
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-129
Brighthouse Asset Allocation 20 Portfolio	BHFTII-133
Brighthouse Asset Allocation 40 Portfolio	BHFTII-135
Brighthouse Asset Allocation 60 Portfolio	BHFTII-137
Brighthouse Asset Allocation 80 Portfolio	BHFTII-139
Frontier Mid Cap Growth Portfolio	BHFTII-141
Jennison Growth Portfolio	BHFTII-146
Loomis Sayles Small Cap Core Portfolio	BHFTII-151
Loomis Sayles Small Cap Growth Portfolio	BHFTII-158
MetLife Aggregate Bond Index Portfolio	BHFTII-162
MetLife Mid Cap Stock Index Portfolio	BHFTII-179
MetLife MSCI EAFE Index Portfolio	BHFTII-187
MetLife Russell 2000 Index Portfolio	BHFTII-200
MetLife Stock Index Portfolio	BHFTII-221
MFS Total Return Portfolio	BHFTII-231
MFS Value Portfolio	BHFTII-245
MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio)	BHFTII-251
Neuberger Berman Genesis Portfolio	BHFTII-256
T. Rowe Price Large Cap Growth Portfolio	BHFTII-261
T. Rowe Price Small Cap Growth Portfolio	BHFTII-268
Van Eck Global Natural Resources Portfolio	BHFTII-275
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-279
Western Asset Management U.S. Government Portfolio	BHFTII-307
Notes to Schedule of Investments	BHFTII-315

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Argentina—2.5%
MercadoLibre, Inc.	175,775	$45,513,421

Australia—2.2%
Brambles, Ltd.	1,777,334	12,587,943
Cochlear, Ltd.	174,878	21,882,977
Seek, Ltd.	490,463	6,413,783

		40,884,703

Brazil—2.2%
Itau Unibanco Holding S.A. (ADR)	1,161,815	15,916,866
Kroton Educacional S.A.	3,844,000	24,334,875

		40,251,741

Canada—4.6%
Constellation Software, Inc.	42,631	23,258,367
Fairfax Financial Holdings, Ltd.	60,841	31,661,700
Restaurant Brands International, Inc.	293,232	18,734,887
Ritchie Bros. Auctioneers, Inc.	342,634	10,834,087

		84,489,041

China—4.0%
Alibaba Group Holding, Ltd. (ADR) (a)	149,144	25,758,660
Baidu, Inc. (ADR) (a)	117,410	29,081,283
Ctrip.com International, Ltd. (ADR) (a)	332,644	17,543,645

		72,383,588

Denmark—4.6%
DSV A/S	378,670	28,646,020
Novo Nordisk A/S - Class B	443,039	21,269,575
Novozymes A/S - B Shares	339,165	17,404,853
Pandora A/S	160,566	15,849,477

		83,169,925

Finland—1.9%
Kone Oyj - Class B	351,273	18,601,759
Sampo Oyj - A Shares	297,604	15,741,093

		34,342,852

France—3.8%
Bureau Veritas S.A.	614,461	15,859,044
Edenred	591,559	16,097,138
Essilor International S.A.	119,606	14,797,758
Legrand S.A.	313,985	22,670,285

		69,424,225

Germany—6.3%
Brenntag AG	234,869	13,088,361
Continental AG	63,370	16,084,281
Deutsche Boerse AG	282,741	30,647,131
MTU Aero Engines AG	93,316	14,883,665
SAP SE	361,074	39,555,782

		114,259,220

Hong Kong—3.7%
AIA Group, Ltd.	2,797,800	20,749,320
Hang Seng Bank, Ltd.	883,800	21,570,399
Hong Kong Exchanges and Clearing, Ltd.	921,800	24,995,168

		67,314,887

Ireland—4.9%
CRH plc	547,235	20,808,435
James Hardie Industries plc	836,898	11,683,794
Kingspan Group plc (b)	431,321	18,343,149
Ryanair Holdings plc (ADR) (a)	365,546	38,535,859

		89,371,237

Japan—11.8%
Denso Corp.	391,100	19,807,006
FANUC Corp.	80,900	16,403,203
Japan Exchange Group, Inc.	2,037,900	36,103,397
Nidec Corp.	184,800	22,743,024
Rakuten, Inc.	1,729,900	18,878,738
Shimano, Inc.	126,300	16,847,647
SMC Corp.	74,600	26,327,110
Square Enix Holdings Co., Ltd.	392,200	14,793,940
Sumitomo Mitsui Trust Holdings, Inc.	542,300	19,596,116
Toyota Tsusho Corp.	700,200	23,023,404

		214,523,585

Netherlands—1.5%
Heineken Holding NV	292,123	27,473,116

Panama—1.2%
Copa Holdings S.A. - Class A	170,908	21,283,173

Peru—1.1%
Credicorp, Ltd.	100,146	20,531,933

Russia—1.2%
Magnit PJSC (GDR)	546,972	22,375,970

Singapore—1.4%
United Overseas Bank, Ltd.	1,443,664	25,018,404

South Africa—3.5%
Naspers, Ltd. - N Shares	292,529	63,856,705

South Korea—4.7%
NAVER Corp.	23,841	15,541,658
Samsung Electronics Co., Ltd.	30,899	69,451,931

		84,993,589

Spain—2.6%
Bankinter S.A.	2,042,385	19,321,245
Industria de Diseno Textil S.A.	763,923	28,788,846

		48,110,091

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sweden—4.2%
Atlas Copco AB - B Shares	1,110,571	$43,192,579
Svenska Handelsbanken AB - A Shares	2,218,885	33,538,981

		76,731,560

Switzerland—6.7%
Cie Financiere Richemont S.A.	221,251	20,220,921
Credit Suisse Group AG (a)	1,055,517	16,710,179
Ferguson plc	282,388	18,529,286
LafargeHolcim, Ltd. (a)	208,807	12,206,651
Nestle S.A.	529,875	44,377,762
SGS S.A.	4,023	9,650,976

		121,695,775

Taiwan—5.3%
Hon Hai Precision Industry Co., Ltd.	6,407,584	22,273,166
Taiwan Semiconductor Manufacturing Co., Ltd.	10,214,000	73,460,395

		95,733,561

United Kingdom—12.7%
ASOS plc (a)	170,725	13,626,456
British American Tobacco plc	313,720	19,614,011
Burberry Group plc	528,524	12,485,133
Capita plc	1,461,876	11,068,975
Experian plc	1,072,663	21,549,503
Hargreaves Lansdown plc	784,697	15,564,593
Howden Joinery Group plc	1,824,123	10,544,842
Just Eat plc (a)	2,074,740	18,602,514
Prudential plc	1,054,282	25,244,305
Rio Tinto plc	642,875	29,925,412
Rolls-Royce Holdings plc (a)	757,240	9,001,991
St. James’s Place plc	1,017,391	15,640,548
Unilever NV	467,186	27,660,652

		230,528,935

United States—0.6%
Pricesmart, Inc.	131,053	11,696,480

Total Common Stocks (Cost $1,236,104,024)		1,805,957,717

Short-Term Investment—0.7%

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $12,654,933 on 10/02/17, collateralized by $12,895,000 U.S. Treasury Notes with rates ranging from 1.125% - 2.000%, maturity dates ranging from 09/30/21 - 12/31/21, with a value of $12,910,332.	12,654,807	12,654,807

Total Short-Term Investments (Cost $12,654,807)		12,654,807

Securities Lending Reinvestments (c)—0.0%
Security Description	Principal Amount*	Value

Repurchase Agreements—0.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $6,414 on 10/02/17, collateralized by $10,665 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $6,541.	6,413	6,413
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $15,788 on 10/02/17, collateralized by $16,071 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $16,103.	15,787	15,787
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $2,059 on 10/02/17, collateralized by $2,071 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $2,100.	2,059	2,059
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $11,181 on 10/02/17, collateralized by $11,388 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $11,404.	11,180	11,180
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,751 on 10/02/17, collateralized by $1,760 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $1,786.	1,751	1,751
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $7,557 on 10/02/17, collateralized by $7,248 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $7,713.	7,556	7,556
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $1,483 on 10/02/17, collateralized by $1,423 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,514.	1,483	1,483

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $15,001 on 10/02/17, collateralized by $37,287 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $15,302.	15,000	$15,000
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $15,001 on 10/02/17, collateralized by $25,264 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $15,300.	15,000	15,000

		76,229

Time Deposits—0.0%
ABN AMRO Bank NV 1.060%, 10/02/17	2,000	2,000
Credit Agricole S.A. 1.080%, 10/02/17	935	935
Credit Industriel et Commercial 1.100%, 10/02/17	2,000	2,000
DZ Bank AG 1.060%, 10/02/17	2,000	2,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	916	916
Landesbank Hessen-Thuringen 1.170%, 10/02/17	1,122	1,122
Standard Chartered plc 1.200%, 10/02/17	1,198	1,198
Svenska 1.050%, 10/02/17	2,000	2,000

		12,171

Total Securities Lending Reinvestments (Cost $88,400)		88,400

Total Investments—99.9% (Cost $1,248,847,231)		1,818,700,924
Other assets and liabilities (net)—0.1%		2,528,402

Net Assets—100.0%		$1,821,229,326

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $85,056 and the collateral received consisted of cash in the amount of $88,400. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Banks	8.5
Capital Markets	7.7
Internet Software & Services	7.4
Machinery	5.7
Insurance	5.1
Software	4.3
Semiconductors & Semiconductor Equipment	4.0
Technology Hardware, Storage & Peripherals	3.8
Trading Companies & Distributors	3.6
Professional Services	3.6

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Ou Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$45,513,421	$—	$—	$45,513,421
Australia	—	40,884,703	—	40,884,703
Brazil	40,251,741	—	—	40,251,741
Canada	84,489,041	—	—	84,489,041
China	72,383,588	—	—	72,383,588
Denmark	—	83,169,925	—	83,169,925
Finland	—	34,342,852	—	34,342,852
France	—	69,424,225	—	69,424,225
Germany	—	114,259,220	—	114,259,220
Hong Kong	—	67,314,887	—	67,314,887
Ireland	38,535,859	50,835,378	—	89,371,237
Japan	—	214,523,585	—	214,523,585
Netherlands	—	27,473,116	—	27,473,116
Panama	21,283,173	—	—	21,283,173
Peru	20,531,933	—	—	20,531,933
Russia	—	22,375,970	—	22,375,970
Singapore	—	25,018,404	—	25,018,404
South Africa	—	63,856,705	—	63,856,705
South Korea	—	84,993,589	—	84,993,589
Spain	—	48,110,091	—	48,110,091
Sweden	—	76,731,560	—	76,731,560
Switzerland	—	121,695,775	—	121,695,775
Taiwan	—	95,733,561	—	95,733,561
United Kingdom	—	230,528,935	—	230,528,935
United States	11,696,480	—	—	11,696,480
Total Common Stocks	334,685,236	1,471,272,481	—	1,805,957,717
Total Short-Term Investment*	—	12,654,807	—	12,654,807
Total Securities Lending Reinvestments*	—	88,400	—	88,400
Total Investments	$334,685,236	$1,484,015,688	$—	$1,818,700,924

Collateral for Securities Loaned (Liability)	$—	$(88,400)	$—	$(88,400)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—75.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—38.2%
Fannie Mae 15 Yr. Pool 2.500%, 01/01/30	1,509,274	$1,524,871
2.500%, 07/01/30	395,698	399,365
2.500%, 08/01/30	3,357,155	3,391,916
2.500%, 09/01/30	1,824,030	1,842,921
2.500%, 11/01/30	3,620,572	3,655,451
2.500%, 06/01/31	959,396	967,162
2.500%, 07/01/31	2,891,634	2,915,039
2.500%, 10/01/31	6,627,155	6,680,740
2.500%, 11/01/31	4,876,298	4,916,119
2.500%, 03/01/32	4,340,612	4,374,967
3.000%, 11/01/28	3,753,314	3,870,333
3.000%, 12/01/28	1,118,746	1,153,783
3.000%, 01/01/29	344,831	354,594
3.000%, 04/01/29	1,556,454	1,604,783
3.000%, 05/01/29	2,219,268	2,285,242
3.000%, 08/01/29	2,685,291	2,767,948
3.000%, 09/01/29	907,909	936,463
3.000%, 03/01/30	1,322,198	1,363,812
3.000%, 04/01/30	1,153,415	1,188,507
3.000%, 05/01/30	1,640,219	1,690,863
3.000%, 07/01/30	1,388,554	1,430,727
3.000%, 08/01/30	6,209,103	6,396,227
3.000%, 09/01/30	2,535,064	2,612,097
3.000%, 08/01/31	6,564,194	6,756,310
3.500%, 11/01/25	1,530,068	1,599,103
3.500%, 08/01/26	1,234,809	1,290,575
3.500%, 08/01/28	758,093	794,431
3.500%, 10/01/28	3,767,306	3,948,182
3.500%, 11/01/28	4,318,914	4,526,326
3.500%, 02/01/29	6,343,145	6,630,241
3.500%, 04/01/29	1,983,103	2,078,265
3.500%, 05/01/29	4,419,901	4,623,236
3.500%, 06/01/29	2,726,238	2,857,030
3.500%, 07/01/29	10,244,842	10,737,826
3.500%, 09/01/29	243,133	254,858
3.500%, 12/01/29	12,343,548	12,941,395
3.500%, 08/01/30	1,184,005	1,240,207
4.000%, 01/01/25	7,278	7,525
4.000%, 02/01/25	3,145,727	3,294,783
4.000%, 09/01/25	555,272	583,823
4.000%, 10/01/25	1,653,269	1,737,689
4.000%, 01/01/26	519,467	546,252
4.000%, 04/01/26	382,201	402,130
4.000%, 07/01/26	1,440,635	1,515,271
4.000%, 08/01/26	755,420	794,624
4.500%, 12/01/20	501,190	513,965
4.500%, 02/01/25	502,264	528,866
4.500%, 04/01/25	101,784	107,207
4.500%, 07/01/25	370,481	389,761
4.500%, 06/01/26	2,371,138	2,497,917
Fannie Mae 20 Yr. Pool 3.000%, 10/01/36	134,292	136,927
3.000%, 11/01/36	1,324,263	1,349,842
3.000%, 12/01/36	2,040,696	2,080,808
5.000%, 05/01/23	2,597	2,831

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.500%, 01/01/47	593,019	615,113
Fannie Mae 30 Yr. Pool 3.000%, 12/01/42	8,274,851	8,347,642
3.000%, 01/01/43	5,710,546	5,760,761
3.000%, 02/01/43	2,651,979	2,675,284
3.000%, 03/01/43	21,890,511	22,081,176
3.000%, 04/01/43	14,637,696	14,765,449
3.000%, 05/01/43	20,020,447	20,197,500
3.000%, 06/01/43	2,567,924	2,592,862
3.000%, 07/01/43	1,415,743	1,428,052
3.000%, 08/01/43	1,168,402	1,178,449
3.000%, 06/01/46	889,649	895,564
3.000%, 07/01/46	7,552,619	7,594,920
3.000%, 08/01/46	16,791,712	16,885,916
3.000%, 09/01/46	11,979,343	12,049,161
3.000%, 10/01/46	6,734,214	6,773,788
3.000%, 11/01/46	4,944,378	4,974,589
3.000%, 12/01/46	3,946,760	3,972,405
3.000%, 01/01/47	88,350,417	88,704,234
3.000%, 02/01/47	3,804,254	3,827,616
3.000%, 03/01/47	34,717,338	34,862,569
3.000%, 04/01/47	3,673,293	3,687,956
3.500%, 01/01/42	895,032	927,836
3.500%, 04/01/42	624,152	646,806
3.500%, 05/01/42	378,510	391,940
3.500%, 06/01/42	1,030,534	1,069,775
3.500%, 07/01/42	128,529	133,155
3.500%, 08/01/42	230,574	238,799
3.500%, 10/01/42	1,646,533	1,706,997
3.500%, 11/01/42	2,863,028	2,963,113
3.500%, 12/01/42	1,566,863	1,623,504
3.500%, 01/01/43	1,020,743	1,061,015
3.500%, 02/01/43	1,648,459	1,710,239
3.500%, 03/01/43	4,378,396	4,546,232
3.500%, 04/01/43	138,621	143,853
3.500%, 05/01/43	97,563	100,874
3.500%, 06/01/43	1,453,322	1,502,022
3.500%, 07/01/43	14,141,708	14,681,850
3.500%, 08/01/43	8,465,359	8,786,371
3.500%, 09/01/43	138,808	144,223
3.500%, 10/01/43	155,289	161,415
3.500%, 11/01/43	1,411,059	1,463,946
3.500%, 01/01/44	3,673,680	3,817,698
3.500%, 05/01/44	2,310,450	2,401,366
3.500%, 06/01/44	11,884,278	12,306,887
3.500%, 07/01/44	64,847	67,272
3.500%, 02/01/45	1,249,641	1,294,573
3.500%, 07/01/45	2,755,840	2,854,695
3.500%, 03/01/46	1,387,571	1,437,505
3.500%, 05/01/46	900,547	932,948
3.500%, 06/01/46	8,211,371	8,507,487
3.500%, 08/01/46	1,810,717	1,875,988
3.500%, 09/01/46	1,872,939	1,942,527
3.500%, 11/01/46	2,172,862	2,257,310
3.500%, 12/01/46	3,386,873	3,514,280

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.500%, 01/01/47	7,395,657	$7,687,369
3.500%, 02/01/47	671,647	697,940
3.500%, 05/01/47	1,786,406	1,852,963
4.000%, 08/01/33	1,418,833	1,494,264
4.000%, 06/01/39	1,000,523	1,059,383
4.000%, 12/01/39	95,699	101,230
4.000%, 07/01/40	1,249,064	1,321,029
4.000%, 08/01/40	2,264,175	2,395,139
4.000%, 10/01/40	6,039,441	6,437,067
4.000%, 11/01/40	403,716	427,068
4.000%, 12/01/40	2,096,113	2,217,006
4.000%, 04/01/41	202,812	214,419
4.000%, 09/01/41	5,338,643	5,644,931
4.000%, 10/01/41	353,879	374,199
4.000%, 12/01/41	1,370,144	1,469,305
4.000%, 02/01/42	3,245,083	3,431,599
4.000%, 05/01/42	1,321,693	1,408,239
4.000%, 06/01/42	747,439	790,018
4.000%, 07/01/42	5,029,508	5,384,985
4.000%, 08/01/42	389,205	411,552
4.000%, 09/01/42	965,454	1,020,828
4.000%, 12/01/42	2,692,485	2,870,729
4.000%, 01/01/43	1,180,379	1,248,148
4.000%, 10/01/43	883,936	934,515
4.000%, 11/01/43	4,234,474	4,532,141
4.000%, 01/01/44	2,990,268	3,200,457
4.000%, 02/01/44	2,928,578	3,137,234
4.000%, 05/01/44	4,272,585	4,575,283
4.000%, 07/01/44	288,445	305,623
4.000%, 12/01/44	2,520,066	2,693,307
4.000%, 01/01/45	432,158	462,239
4.000%, 02/01/45	1,318,771	1,407,431
4.000%, 03/01/45	1,168,279	1,242,858
4.000%, 04/01/45	1,039,486	1,111,895
4.000%, 05/01/45	353,728	374,875
4.000%, 10/01/45	7,976,143	8,513,413
4.000%, 11/01/45	2,817,927	3,007,715
4.000%, 12/01/45	5,546,575	5,920,331
4.000%, 01/01/46	5,735,653	6,065,439
4.000%, 02/01/46	1,952,084	2,081,591
4.000%, 06/01/46	4,388,623	4,651,015
4.000%, 07/01/46	4,461,905	4,752,232
4.000%, 03/01/47	2,888,089	3,075,651
4.000%, 08/01/47	63,496,890	66,896,810
4.500%, 08/01/39	1,462,486	1,574,333
4.500%, 11/01/39	389,937	424,373
4.500%, 01/01/40	48,141	52,517
4.500%, 04/01/40	108,126	117,623
4.500%, 05/01/40	284,229	308,321
4.500%, 06/01/40	270,763	293,828
4.500%, 07/01/40	523,980	566,656
4.500%, 08/01/40	3,709,679	4,014,920
4.500%, 11/01/40	1,075,304	1,163,986
4.500%, 07/01/41	305,692	330,736
4.500%, 08/01/41	120,101	128,921

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 09/01/41	1,101,239	1,190,309
4.500%, 10/01/41	229,246	249,701
4.500%, 01/01/42	217,077	234,972
4.500%, 06/01/42	163,703	175,732
4.500%, 08/01/42	1,145,188	1,233,698
4.500%, 09/01/42	3,397,701	3,671,687
4.500%, 09/01/43	1,139,312	1,225,347
4.500%, 10/01/43	1,597,261	1,717,545
4.500%, 12/01/43	2,209,597	2,375,503
4.500%, 01/01/44	1,947,688	2,100,116
4.500%, 11/01/45	144,258	156,774
4.500%, 09/01/46	751,164	826,406
4.500%, TBA (a)	6,692,000	7,183,444
5.000%, 11/01/32	5,900	6,466
5.000%, 09/01/35	263,451	290,274
5.000%, 06/01/39	11,308,823	12,453,128
5.000%, 04/01/41	37,232	40,664
5.000%, 07/01/41	539,146	589,786
5.000%, 08/01/41	529,053	578,001
5.000%, 01/01/42	52,994	57,799
5.000%, TBA (a)	3,611,000	3,938,824
5.500%, 11/01/32	1,331,569	1,486,198
5.500%, 12/01/32	221,346	247,277
5.500%, 01/01/33	866,441	966,603
5.500%, 12/01/33	287,035	320,757
5.500%, 05/01/34	2,278,790	2,554,429
5.500%, 08/01/37	2,388,883	2,678,066
5.500%, 02/01/38	355,001	398,965
5.500%, 03/01/38	254,383	285,567
5.500%, 04/01/38	265,851	293,782
5.500%, 06/01/38	413,750	464,518
5.500%, 12/01/38	310,831	343,488
5.500%, 01/01/39	406,018	451,681
5.500%, 08/01/39	378,478	421,743
5.500%, 12/01/39	572,717	636,720
5.500%, 04/01/40	101,124	112,452
5.500%, 04/01/41	336,561	373,011
5.500%, TBA (a)	3,696,000	4,089,584
6.000%, 02/01/34	261,746	299,361
6.000%, 08/01/34	197,783	226,372
6.000%, 04/01/35	3,100,201	3,542,846
6.000%, 06/01/36	411,013	464,832
6.000%, 02/01/38	579,017	655,750
6.000%, 03/01/38	213,961	243,308
6.000%, 05/01/38	690,898	788,897
6.000%, 10/01/38	821,488	932,146
6.000%, 12/01/38	232,531	263,817
6.000%, 04/01/40	2,679,341	3,043,666
6.000%, 09/01/40	265,657	300,836
6.000%, 06/01/41	587,956	666,791
6.500%, 05/01/40	3,873,997	4,403,990
Fannie Mae Connecticut Avenue Securities (CMO) 3.437%, 1M USD LIBOR + 2.200%, 01/25/30 (b)	795,826	785,480
4.087%, 1M USD LIBOR + 2.850%, 11/25/29 (b)	574,043	581,886

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Connecticut Avenue Securities (CMO) 4.237%, 1M USD LIBOR + 3.000%, 10/25/29 (b)	246,328	$253,789
4.787%, 1M USD LIBOR + 3.550%, 07/25/29 (b)	1,289,928	1,360,394
4.837%, 1M USD LIBOR + 3.600%, 01/25/30 (b)	1,350,000	1,257,335
5.487%, 1M USD LIBOR + 4.250%, 04/25/29 (b)	1,620,000	1,784,520
6.987%, 1M USD LIBOR + 5.750%, 07/25/29 (b)	683,032	758,521
Fannie Mae Pool 4.000%, 01/01/41	524,610	557,241
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	82,303	86,414
Fannie Mae-ACES (CMO) 0.232%, 08/25/24 (b) (c)	114,436,289	976,451
2.800%, 01/25/39 (b) (c)	4,973,497	589,031
2.961%, 02/25/27 (b)	1,205,000	1,215,150
3.061%, 05/25/27 (b)	1,475,000	1,497,026
Freddie Mac 15 Yr. Gold Pool 2.500%, 08/01/29	1,333,239	1,348,029
2.500%, 12/01/29	352,495	355,301
2.500%, 05/01/30	1,322,832	1,333,413
2.500%, 07/01/30	906,073	913,703
2.500%, 08/01/30	2,592,445	2,614,752
2.500%, 09/01/30	3,334,306	3,361,375
2.500%, TBA (a)	14,055,000	14,156,429
3.000%, 01/01/30	1,047,891	1,078,792
3.000%, 04/01/30	4,985,074	5,135,512
3.000%, 05/01/30	835,134	860,491
3.000%, 06/01/30	36,143	37,232
3.000%, 07/01/30	1,847,681	1,902,408
3.000%, 08/01/30	587,476	605,032
3.000%, TBA (a)	10,797,000	11,096,529
3.500%, TBA (a)	6,972,000	7,270,405
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/42	2,981,805	3,009,867
3.000%, 01/01/43	1,998,649	2,017,634
3.000%, 03/01/43	4,500,432	4,543,923
3.000%, 07/01/43	12,672,531	12,790,800
3.000%, 09/01/46	1,310,439	1,317,372
3.000%, 11/01/46	9,411,403	9,455,361
3.000%, 12/01/46	12,112,231	12,188,025
3.000%, 01/01/47 (d)	27,511,795	27,631,771
3.000%, 02/01/47	39,175,278	39,344,602
3.000%, 03/01/47 (d)	28,535,353	28,658,689
3.000%, 04/01/47 (d)	29,608,518	29,737,758
3.500%, 04/01/42	2,029,173	2,112,158
3.500%, 05/01/42	39,847	41,287
3.500%, 08/01/42	2,693,181	2,798,352
3.500%, 10/01/42	176,394	182,631
3.500%, 11/01/42	1,243,543	1,288,767
3.500%, 01/01/43	1,400,931	1,452,087
3.500%, 06/01/43	351,593	365,051
3.500%, 01/01/44	763,948	794,638
3.500%, 04/01/44	148,188	154,235

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 05/01/44	654,892	$681,703
3.500%, 06/01/44	167,162	173,983
3.500%, 07/01/44	124,932	130,103
3.500%, 08/01/44	522,431	543,750
3.500%, 09/01/44	981,446	1,021,648
3.500%, 08/01/45	7,652,911	7,965,662
3.500%, 09/01/45	214,887	223,794
3.500%, 01/01/46	1,265,089	1,311,017
3.500%, 03/01/46	938,812	972,851
3.500%, 05/01/46	1,044,419	1,082,336
3.500%, 03/01/47	2,648,668	2,755,717
3.500%, TBA (a)	52,640,164	54,291,360
4.000%, 08/01/40	333,458	352,461
4.000%, 09/01/40	402,082	428,400
4.000%, 10/01/40	165,378	176,674
4.000%, 11/01/40	749,917	801,130
4.000%, 04/01/41	19,329	20,432
4.000%, 10/01/41	707,075	755,390
4.000%, 09/01/43	514,193	550,723
4.000%, 04/01/44	1,068,446	1,140,983
4.000%, 08/01/44	3,870,247	4,142,117
4.000%, 02/01/45	380,554	403,458
4.000%, 09/01/45	1,704,797	1,808,702
4.000%, 10/01/45	2,117,036	2,247,574
4.000%, 12/01/45 (d)	15,683,983	16,523,875
4.000%, 01/01/47	9,116,056	9,708,444
4.000%, 08/01/47	2,663,735	2,852,983
4.000%, TBA (a)	6,472,000	6,814,308
4.500%, 02/01/39	1,489,955	1,599,131
4.500%, 08/01/39	1,286,699	1,384,321
4.500%, 12/01/39	310,372	333,713
4.500%, 07/01/40	95,339	102,590
4.500%, 05/01/41	1,907,905	2,051,457
4.500%, 05/01/42	1,869,723	2,011,457
4.500%, 10/01/43	1,020,046	1,095,605
4.500%, 12/01/43	2,442,965	2,637,407
4.500%, TBA (a)	6,354,000	6,812,398
5.000%, 10/01/41	788,825	863,370
5.000%, 11/01/41	6,898,713	7,546,965
5.500%, 02/01/35	195,019	218,327
5.500%, 09/01/39	193,785	214,074
5.500%, 01/01/40	256,257	282,399
5.500%, 07/01/40	326,240	359,862
5.500%, 06/01/41	2,867,301	3,192,349
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.580%, 01/25/25 (b) (c)	4,833,038	137,806
0.745%, 03/25/27 (b) (c)	9,708,907	476,001
0.816%, 04/25/27 (b) (c)	16,673,624	909,923
0.847%, 06/25/27 (b) (c)	2,645,000	160,840
2.653%, 08/25/26	400,000	395,975
2.770%, 05/25/25	1,110,000	1,114,846
3.120%, 09/25/26 (b)	2,590,000	2,656,015
3.194%, 07/25/27	620,000	636,437
3.243%, 04/25/27	3,360,000	3,469,296
3.300%, 10/25/26	3,580,000	3,713,091
3.347%, 11/25/26 (b)	2,620,000	2,729,329

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.430%, 01/25/27 (b)	560,000	$586,669
3.531%, 07/25/23 (b)	500,000	529,548
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 3.734%, 1M USD LIBOR + 2.650%, 03/25/30 (b)	2,600,000	2,603,117
3.887%, 1M USD LIBOR + 3.250%, 12/25/29 (b)	1,060,153	1,064,140
4.487%, 07/25/29 (b)	1,320,000	1,379,514
4.687%, 1M USD LIBOR + 3.450%, 10/25/29 (b)	1,516,843	1,603,843
5.037%, 1M USD LIBOR + 3.800%, 03/25/29 (b)	1,310,000	1,415,632
5.684%, 03/25/30 (b)	1,290,000	1,298,970
6.387%, 1M USD LIBOR + 5.150%, 10/25/29 (b)	880,000	930,650
FREMF Mortgage Trust (CMO) 3.761%, 08/25/48 (144A) (b)	270,000	271,001
4.013%, 02/25/24 (144A) (b)	1,810,000	1,837,032
4.117%, 03/25/27 (144A) (b)	855,556	860,969
Ginnie Mae I 30 Yr. Pool 3.500%, 01/15/42	508,086	530,245
3.500%, 02/15/42	226,868	236,724
3.500%, 04/15/42	414,164	433,603
3.500%, 05/15/42	406,493	426,814
3.500%, 08/15/42	605,123	635,360
3.500%, 11/15/42	413,230	432,034
3.500%, 12/15/42	1,301,780	1,366,767
3.500%, 01/15/43	586,231	612,871
3.500%, 02/15/43	852,191	891,089
3.500%, 03/15/43	466,884	488,067
3.500%, 04/15/43	2,564,155	2,684,710
3.500%, 05/15/43	3,017,894	3,159,090
3.500%, 06/15/43	743,599	779,301
3.500%, 07/15/43	2,649,145	2,781,231
4.000%, 07/20/39	454,626	482,909
4.000%, 01/15/41	1,593,763	1,688,589
4.000%, 03/15/41	1,120,668	1,187,347
4.000%, 12/15/41	26,093	27,529
4.500%, 02/15/42 (d)	12,400,661	13,417,902
5.000%, 12/15/38	356,744	392,750
5.000%, 07/15/39	991,824	1,091,874
5.000%, 10/15/39	433,854	482,100
5.000%, 09/15/40	33,243	36,938
5.000%, 12/15/40	1,189,532	1,309,343
5.500%, 04/15/33	31,995	36,057
6.500%, 04/15/33	48,738	53,788
8.500%, 05/15/22	570	575
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (a)	90,231,000	91,485,770
3.500%, 12/20/41	4,589,542	4,791,212
3.500%, 10/20/42	478,060	499,658
3.500%, 01/20/43	428,580	447,943
3.500%, 04/20/43	351,761	367,654
3.500%, 10/20/46	2,755,058	2,882,087
3.500%, 04/20/47	16,975,946	17,667,563
3.500%, TBA (a)	76,208,496	79,209,206

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.000%, 04/20/39	60,102	63,896
4.000%, 09/20/40	121,120	129,160
4.000%, 10/20/40	1,339,910	1,422,569
4.000%, 11/20/40	754,116	798,232
4.000%, 12/20/40	2,819,152	2,991,251
4.000%, 01/20/41	2,466,669	2,618,990
4.000%, 02/20/41	43,667	46,308
4.000%, 04/20/42	1,240,373	1,315,387
4.000%, 07/20/43	231,792	245,910
4.000%, 08/20/44	1,033,990	1,102,217
4.000%, 10/20/46	224,724	237,013
4.000%, 06/20/47	6,087,818	6,434,012
4.000%, TBA (a)	33,519,000	35,269,727
4.500%, 12/20/39	101,901	109,956
4.500%, 01/20/40	126,703	136,722
4.500%, 02/20/40	100,385	107,927
4.500%, 05/20/40	6,870	7,387
4.500%, 08/20/40	242,499	261,906
4.500%, 05/20/41	13,296,151	14,295,438
4.500%, 06/20/41	1,282,057	1,378,395
4.500%, 07/20/41	807,149	867,801
4.500%, 11/20/41	122,217	131,401
4.500%, 11/20/44	288,294	307,771
5.000%, 10/20/33	1,068,219	1,177,871
5.000%, 10/20/39	361,189	398,358
5.000%, 07/20/42	443,784	482,428
Government National Mortgage Association (CMO) 0.741%, 02/16/59 (b) (c)	9,009,951	673,635
0.762%, 11/16/53 (b) (c)	1,095,481	41,096
0.773%, 05/16/59 (b) (c)	2,193,055	158,491
0.794%, 02/16/53 (b) (c)	18,891,408	875,864
0.800%, 06/16/53 (b) (c)	1,692,876	51,493
0.802%, 07/16/59 (b) (c)	2,070,818	151,556
0.810%, 05/16/59 (b) (c)	3,123,537	225,664
0.825%, 08/16/41 (c)	4,541,439	78,562
0.910%, 06/16/58 (b) (c)	2,758,895	211,721
0.984%, 08/15/58 (b) (c)	7,495,833	597,065
1.000%, 02/16/39 (c)	6,238,074	86,404
1.007%, 08/16/58 (b) (c)	3,882,033	289,401
1.037%, 05/16/58 (b) (c)	2,643,507	212,618
1.064%, 12/16/57 (b) (c)	3,834,441	295,534
1.064%, 01/16/48 (b) (c)	3,094,202	174,458
1.126%, 04/16/58 (b) (c)	7,019,986	558,130

		1,481,370,672

U.S. Treasury—36.9%
U.S. Treasury Bonds
2.750%, 08/15/47 (e)	26,729,000	26,148,479
2.875%, 05/15/43	20,584,000	20,748,029
2.875%, 11/15/46 (e) (f)	25,524,000	25,614,730
3.000%, 02/15/47 (e) (g)	24,963,000	25,677,761
3.125%, 02/15/43 (e)	20,110,000	21,219,978
3.625%, 08/15/43 (e)	18,797,000	21,571,026

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.750%, 11/15/43	18,414,000	$21,584,661
4.250%, 05/15/39	7,463,000	9,336,038
4.375%, 11/15/39	7,270,000	9,250,507
4.500%, 08/15/39	7,242,000	9,363,397
6.125%, 08/15/29	4,588,000	6,368,180
6.250%, 05/15/30	4,298,000	6,103,999
U.S. Treasury Notes 1.250%, 04/30/19 (e)	121,520,000	121,168,732
1.250%, 05/31/19 (e)	116,182,000	115,818,931
1.375%, 09/30/19	88,845,000	88,661,063
1.375%, 09/15/20 (e)	7,385,000	7,333,940
1.500%, 04/15/20 (e)	44,022,000	43,942,898
1.500%, 05/15/20 (e)	42,813,000	42,727,708
1.500%, 06/15/20	65,358,000	65,215,029
1.500%, 03/31/23	18,513,000	18,022,695
1.625%, 08/31/22 (e)	220,085,000	217,058,831
1.625%, 11/15/22	33,783,000	33,257,780
1.625%, 04/30/23	18,202,000	17,825,162
1.750%, 05/31/22 (e)	50,526,000	50,196,397
1.750%, 09/30/22	34,387,000	34,069,995
1.875%, 04/30/22 (e)	51,150,000	51,104,045
1.875%, 08/31/24 (e)	10,359,000	10,174,480
2.000%, 11/30/22	33,195,000	33,253,350
2.000%, 04/30/24 (f)	42,025,000	41,699,963
2.000%, 05/31/24	41,570,000	41,222,501
2.000%, 02/15/25	14,197,000	14,002,900
2.000%, 08/15/25	8,006,000	7,869,022
2.000%, 11/15/26 (f)	19,039,000	18,553,357
2.125%, 05/15/25	13,761,000	13,671,768
2.250%, 11/15/25	7,713,000	7,712,699
2.250%, 02/15/27	18,390,000	18,278,654
2.250%, 08/15/27 (e)	21,418,000	21,272,424
2.625%, 08/15/20	16,668,000	17,141,345
2.625%, 11/15/20 (e)	71,832,000	73,944,871

		1,428,187,325

Total U.S. Treasury & Government Agencies (Cost $2,908,379,324)		2,909,557,997

Corporate Bonds & Notes—29.0%

Advertising—0.1%
ACE03 MH1 B2 Zero Coupon, 08/15/30	758,807	587,959
Interpublic Group of Cos., Inc. (The) 4.000%, 03/15/22	1,468,000	1,543,056

		2,131,015

Aerospace/Defense—0.3%
BAE Systems Holdings, Inc. 2.850%, 12/15/20 (144A)	699,000	707,615
4.750%, 10/07/44 (144A)	132,000	143,790
Harris Corp. 2.700%, 04/27/20	706,000	713,411

Aerospace/Defense—(Continued)
Lockheed Martin Corp.
3.550%, 01/15/26	815,000	841,199
3.600%, 03/01/35	1,860,000	1,833,356
4.070%, 12/15/42	380,000	386,281
4.090%, 09/15/52 (144A)	594,000	593,995
4.500%, 05/15/36	323,000	353,103
Northrop Grumman Corp. 3.850%, 04/15/45	840,000	817,742
United Technologies Corp. 1.778%, 05/04/18	3,052,000	3,053,456
4.050%, 05/04/47	2,545,000	2,579,697
4.150%, 05/15/45	836,000	860,770

		12,884,415

Agriculture—0.1%
BAT Capital Corp. 4.390%, 08/15/37 (144A) (d)	2,070,000	2,124,255
Reynolds American, Inc. 2.300%, 06/12/18	1,321,000	1,326,805
3.250%, 06/12/20	561,000	576,501

		4,027,561

Airlines—0.4%
American Airlines Group, Inc. 4.625%, 03/01/20 (144A) (d)	2,214,000	2,277,652
American Airlines Pass-Through Trust 3.375%, 05/01/27	3,314,693	3,339,553
Delta Air Lines, Inc. 2.875%, 03/13/20	8,220,000	8,312,439
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	1,144,960	1,110,612
United Airlines Pass-Through Trust 4.750%, 04/11/22	341,648	355,827

		15,396,083

Auto Manufacturers—0.9%
General Motors Financial Co., Inc. 3.100%, 01/15/19	814,000	825,483
3.150%, 06/30/22 (d)	13,450,000	13,557,248
3.200%, 07/06/21	5,255,000	5,347,371
3.700%, 11/24/20	1,345,000	1,392,454
4.000%, 01/15/25	1,821,000	1,857,175
5.750%, 09/30/27 (b) (d)	4,545,000	4,709,756
Hyundai Capital America 2.550%, 04/03/20 (144A)	8,645,000	8,629,882

		36,319,369

Auto Parts & Equipment—0.1%
Delphi Automotive plc 4.250%, 01/15/26	1,455,000	1,548,942
4.400%, 10/01/46	1,297,000	1,315,020

		2,863,962

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—10.2%
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (h)	200,000	$71,210
Banco Inbursa S.A. Institucion de Banca Multiple 4.375%, 04/11/27 (144A)	549,000	551,059
Bank of America Corp.
2.250%, 04/21/20	2,535,000	2,540,648
2.328%, 10/01/21 (b)	17,105,000	17,069,262
2.369%, 3M USD LIBOR + 0.660%, 07/21/21 (b)	9,445,000	9,445,700
3.248%, 10/21/27	1,588,000	1,556,182
3.300%, 01/11/23	3,130,000	3,206,533
3.500%, 04/19/26	2,440,000	2,480,686
3.593%, 3M USD LIBOR + 1.370%, 07/21/28 (b)	5,745,000	5,800,773
3.875%, 08/01/25	4,570,000	4,787,149
4.183%, 11/25/27	4,650,000	4,819,614
4.443%, 3M USD LIBOR + 1.990%, 01/20/48 (b)	4,125,000	4,466,823
4.875%, 04/01/44	494,000	563,845
Bank of New York Mellon Corp. (The) 4.625%, 3M USD LIBOR + 3.131%, 09/20/26 (b)	2,405,000	2,453,581
Barclays plc 4.836%, 05/09/28	3,600,000	3,729,351
4.950%, 01/10/47	2,231,000	2,438,176
BB&T Corp. 2.450%, 01/15/20	1,530,000	1,546,248
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	6,010,000	6,062,863
3.800%, 01/10/24 (144A) (d)	808,000	839,956
BPCE S.A. 3.000%, 05/22/22 (144A)	3,500,000	3,519,334
Branch Banking & Trust Co. 2.300%, 10/15/18	2,160,000	2,171,965
Citigroup, Inc. 1.800%, 02/05/18	2,960,000	2,960,017
2.500%, 07/29/19	3,634,000	3,664,429
2.900%, 12/08/21	20,825,000	21,081,569
3.500%, 05/15/23	1,535,000	1,563,770
3.668%, 3M USD LIBOR + 1.390%, 07/24/28 (b)	5,925,000	5,983,028
3.875%, 03/26/25	1,530,000	1,565,472
3.887%, 3M USD LIBOR + 1.563%, 01/10/28 (b)	1,175,000	1,206,244
4.125%, 07/25/28	5,250,000	5,401,934
4.750%, 05/18/46	4,348,000	4,733,158
Citizens Bank N.A. 2.250%, 03/02/20	6,026,000	6,033,971
2.300%, 12/03/18	1,395,000	1,400,224
2.650%, 05/26/22 (d)	4,875,000	4,876,157
Credit Agricole S.A. 3.250%, 10/04/24 (144A)	4,820,000	4,822,739
Credit Suisse AG 3.000%, 10/29/21	1,015,000	1,042,101
Credit Suisse Group AG 4.282%, 01/09/28 (144A) (d)	812,000	845,793

Banks—(Continued)
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20	3,269,000	3,303,030
4.875%, 05/15/45	753,000	841,529
Fifth Third Bank 2.250%, 06/14/21	3,062,000	3,062,068
Goldman Sachs Group, Inc. (The) 2.000%, 04/25/19	950,000	949,854
2.350%, 11/15/21	4,120,000	4,084,758
2.600%, 04/23/20	2,774,000	2,799,007
2.625%, 01/31/19	3,624,000	3,655,277
2.625%, 04/25/21 (d)	2,055,000	2,066,306
2.750%, 09/15/20	1,326,000	1,343,133
HSBC Holdings plc 2.650%, 01/05/22	9,125,000	9,158,539
4.041%, 3M USD LIBOR + 1.546%, 03/13/28 (b)	2,950,000	3,080,029
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	3,575,000	3,739,093
ING Groep NV 3.950%, 03/29/27 (d)	2,705,000	2,818,693
Intesa Sanpaolo S.p.A. 3.125%, 07/14/22 (144A)	4,790,000	4,801,821
5.017%, 06/26/24 (144A)	9,650,000	9,810,220
Inversiones Atlantida S.A. 8.250%, 07/28/22 (144A)	289,000	296,586
JPMorgan Chase & Co. 2.200%, 10/22/19	2,326,000	2,339,872
2.550%, 10/29/20	3,260,000	3,296,917
2.750%, 06/23/20	667,000	679,585
2.972%, 01/15/23	13,360,000	13,567,481
3.540%, 3M USD LIBOR + 1.380%, 05/01/28 (b)	2,200,000	2,220,045
3.782%, 3M USD LIBOR + 1.337%, 02/01/28 (b)	3,212,000	3,305,386
3.882%, 3M USD LIBOR + 1.360%, 07/24/38 (b)	12,570,000	12,672,178
3.900%, 07/15/25	1,343,000	1,414,003
Lloyds Banking Group plc 3.750%, 01/11/27	1,715,000	1,744,908
Macquarie Bank, Ltd. 6.125%, 5Y USD Swap + 3.703%, 03/08/27 (144A) (b) (d)	1,880,000	1,945,236
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	4,056,000	4,111,813
Mizuho Financial Group, Inc. 2.953%, 02/28/22	12,430,000	12,529,951
Morgan Stanley 2.625%, 11/17/21	10,848,000	10,886,648
2.750%, 05/19/22	16,450,000	16,541,023
2.800%, 06/16/20	3,889,000	3,953,867
3.591%, 3M USD LIBOR + 1.340%, 07/22/28 (b)	6,490,000	6,514,181
3.700%, 10/23/24	2,435,000	2,522,596
3.750%, 02/25/23	1,545,000	1,613,286
3.971%, 3M USD LIBOR + 1.455%, 07/22/38 (b)	2,565,000	2,579,642
Northern Trust Corp. 3.375%, 3M USD LIBOR + 1.131%, 05/08/32 (b)	2,040,000	2,040,749

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc 2.785%, 3M USD LIBOR + 1.470%, 05/15/23 (b) (d)	4,275,000	$4,307,618
3.498%, 3M USD LIBOR + 1.480%, 05/15/23 (b)	5,295,000	5,327,506
3.875%, 09/12/23	7,470,000	7,643,926
Santander Holdings USA, Inc. 3.700%, 03/28/22 (144A) (d)	1,155,000	1,176,762
Santander UK Group Holdings plc 2.875%, 08/05/21	5,200,000	5,223,473
State Street Corp. 2.320%, 3M USD LIBOR + 1.000%, 06/15/47 (b)	500,000	456,150
2.650%, 05/19/26 (d)	1,246,000	1,215,475
Sumitomo Mitsui Trust Bank, Ltd. 1.950%, 09/19/19 (144A)	5,465,000	5,449,052
2.050%, 03/06/19 (144A)	15,092,000	15,104,951
U.S. Bancorp 2.950%, 07/15/22	2,475,000	2,532,966
3.150%, 04/27/27	1,360,000	1,367,937
UBS Group Funding Switzerland AG 4.125%, 09/24/25 (144A)	650,000	683,741
4.253%, 03/23/28 (144A)	5,815,000	6,099,971
UniCredit S.p.A. 5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (b) (d)	8,370,000	8,771,316
Wells Fargo & Co. 2.100%, 07/26/21	2,215,000	2,196,297
2.600%, 07/22/20	1,285,000	1,303,037
2.625%, 07/22/22	8,415,000	8,429,077
3.584%, 3M USD LIBOR + 1.310%, 05/22/28 (b)	7,900,000	7,995,949

		394,876,078

Beverages—0.2%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,844,000	3,906,429
3.300%, 02/01/23	2,335,000	2,420,868
4.700%, 02/01/36	890,000	981,254
Central American Bottling Corp. 5.750%, 01/31/27 (144A)	167,000	176,603
Coca-Cola Icecek A/S 4.215%, 09/19/24 (144A)	434,000	439,199

		7,924,353

Biotechnology—0.4%
Amgen, Inc. 2.125%, 05/01/20	2,559,000	2,562,523
4.400%, 05/01/45	2,028,000	2,147,015
Gilead Sciences, Inc. 2.350%, 02/01/20	589,000	595,533
2.500%, 09/01/23	1,447,000	1,432,411
4.000%, 09/01/36	5,535,000	5,701,460
4.150%, 03/01/47	862,000	883,055
4.500%, 02/01/45	547,000	587,744
4.600%, 09/01/35	564,000	622,692

		14,532,433

Building Materials—0.2%
CEMEX Finance LLC 9.375%, 10/12/22 (144A)	280,000	293,300
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	2,255,000	2,265,248
Johnson Controls International plc 5.125%, 09/14/45	1,750,000	1,995,732
LafargeHolcim Finance U.S. LLC 4.750%, 09/22/46 (144A)	2,545,000	2,645,249

		7,199,529

Chemicals—0.2%
Agrium, Inc. 4.125%, 03/15/35	755,000	767,046
Cydsa S.A.B. de C.V. 6.250%, 10/04/27 (144A)	640,000	628,371
Dow Chemical Co. (The) 4.375%, 11/15/42	500,000	508,485
4.625%, 10/01/44	755,000	800,416
E.I. du Pont de Nemours & Co. 2.200%, 05/01/20	1,100,000	1,107,079
Eastman Chemical Co. 4.800%, 09/01/42	716,000	760,577
Monsanto Co. 3.600%, 07/15/42	970,000	863,276
Sherwin-Williams Co. (The) 4.000%, 12/15/42	240,000	228,159
4.500%, 06/01/47	815,000	855,299

		6,518,708

Commercial Services—0.2%
Moody’s Corp. 2.750%, 12/15/21	2,544,000	2,563,972
Total System Services, Inc. 4.800%, 04/01/26	2,815,000	3,076,328
Wesleyan University 4.781%, 07/01/2116	1,088,000	1,129,897

		6,770,197

Computers—1.0%
Apple, Inc. 2.850%, 05/11/24	11,225,000	11,361,313
3.000%, 02/09/24	3,075,000	3,151,104
3.450%, 02/09/45	1,028,000	974,206
4.650%, 02/23/46	6,691,000	7,580,865
Dell International LLC / EMC Corp. 5.450%, 06/15/23 (144A)	3,230,000	3,534,910
8.350%, 07/15/46 (144A)	2,420,000	3,108,085
DXC Technology Co. 2.875%, 03/27/20	1,369,000	1,387,256
Hewlett Packard Enterprise Co. 2.100%, 10/04/19 (144A)	4,395,000	4,396,491
2.850%, 10/05/18	2,705,000	2,732,042
3.600%, 10/15/20	1,906,000	1,975,656

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
HP, Inc. 3.750%, 12/01/20	357,000	$371,191

		40,573,119

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 05/26/22	4,500,000	4,607,865
4.625%, 10/30/20	4,930,000	5,246,471
Air Lease Corp. 2.625%, 07/01/22	4,300,000	4,269,158
American Express Credit Corp. 2.250%, 08/15/19	1,959,000	1,975,270
3.300%, 05/03/27	1,010,000	1,019,912
Blackstone Holdings Finance Co. LLC 4.000%, 10/02/47 (144A)	2,360,000	2,277,510
Credivalores-Crediservicios SAS 9.750%, 07/27/22 (144A) (d)	983,000	1,016,913
Discover Financial Services 4.100%, 02/09/27	1,108,000	1,125,833
GE Capital International Funding Co. 4.418%, 11/15/35	8,390,000	9,123,267
ORIX Corp. 2.900%, 07/18/22	1,555,000	1,560,902
SPARC EM SPC Panama Metro Line 2 SP Zero Coupon, 12/05/22 (144A)	200,000	182,300
Synchrony Financial 2.600%, 01/15/19	1,706,000	1,716,927
2.700%, 02/03/20	1,079,000	1,085,908
4.500%, 07/23/25	1,243,000	1,296,492
Visa, Inc. 4.150%, 12/14/35	411,000	448,610

		36,953,338

Electric—0.9%
AES Panama SRL 6.000%, 06/25/22 (144A)	213,000	224,449
Baltimore Gas & Electric Co. 3.500%, 08/15/46	805,000	770,984
Celeo Redes Operacion Chile S.A. 5.200%, 06/22/47 (144A)	816,000	826,200
Dominion Energy, Inc. 2.579%, 07/01/20	2,615,000	2,636,821
Emera U.S. Finance L.P. 2.150%, 06/15/19	2,058,000	2,058,826
2.700%, 06/15/21	2,106,000	2,117,345
Enel Finance International NV 2.875%, 05/25/22 (144A)	4,485,000	4,514,055
3.625%, 05/25/27 (144A)	4,185,000	4,193,507
Exelon Corp. 2.450%, 04/15/21	549,000	549,049
2.850%, 06/15/20	965,000	984,184
4.950%, 06/15/35	501,000	554,845

Electric—(Continued)
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A) (d)	722,000	806,979
Genneia S.A. 8.750%, 01/20/22 (144A)	642,000	701,597
Inkia Energy, Ltd. 8.375%, 04/04/21 (144A)	282,000	290,122
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	975,000	995,719
4.500%, 09/15/27 (144A)	2,950,000	3,005,312
Orazul Energy Egenor S. en C. por A. 5.625%, 04/28/27 (144A)	549,000	537,471
Pampa Energia S.A. 7.375%, 07/21/23 (144A)	649,000	705,852
7.500%, 01/24/27 (144A)	560,000	608,625
Southern California Edison Co. 1.250%, 11/01/17	1,080,000	1,079,657
Stoneway Capital Corp. 10.000%, 03/01/27 (144A)	1,307,000	1,403,823
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	2,380,000	2,488,558
Virginia Electric & Power Co. 3.500%, 03/15/27	3,225,000	3,344,411
4.200%, 05/15/45 (d)	895,000	947,779
4.450%, 02/15/44	287,000	314,832

		36,661,002

Electronics—0.1%
Amphenol Corp. 3.200%, 04/01/24	1,254,000	1,271,454
Tyco Electronics Group S.A. 3.125%, 08/15/27	645,000	643,221
3.450%, 08/01/24	300,000	310,135

		2,224,810

Engineering & Construction—0.1%
Aeropuerto Internacional de Tocumen S.A. 5.625%, 05/18/36 (144A)	276,000	298,770
Aeropuertos Argentina S.A. 6.875%, 02/01/27 (144A)	279,000	297,414
Aeropuertos Dominicanos Siglo S.A. 6.750%, 03/30/29 (144A)	279,000	301,272
Cia Latinoamericana de Infraestructura & Servicios S.A. 9.500%, 07/20/23 (144A)	40,000	42,460
Mexico City Airport Trust 5.500%, 07/31/47 (144A) (d)	4,064,000	4,114,394

		5,054,310

Environmental Control—0.1%
Waste Management, Inc. 3.900%, 03/01/35	3,362,000	3,478,194

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.1%
Arcor SAIC 6.000%, 07/06/23 (144A)	341,000	$364,870
Post Holdings, Inc. 6.000%, 12/15/22 (144A)	2,255,000	2,362,112

		2,726,982

Forest Products & Paper—0.2%
Georgia-Pacific LLC 7.375%, 12/01/25	1,415,000	1,798,085
International Paper Co. 4.350%, 08/15/48	4,720,000	4,747,126

		6,545,211

Gas—0.1%
Dominion Energy Gas Holdings LLC 4.600%, 12/15/44	1,137,000	1,190,430
NiSource Finance Corp. 3.490%, 05/15/27	2,215,000	2,242,017

		3,432,447

Healthcare-Products—0.5%
Becton Dickinson & Co. 2.133%, 06/06/19	6,380,000	6,397,564
2.675%, 12/15/19	2,345,000	2,373,155
2.894%, 06/06/22	3,240,000	3,250,542
4.685%, 12/15/44	367,000	387,948
Boston Scientific Corp. 2.650%, 10/01/18	1,872,000	1,888,751
Medtronic, Inc. 4.375%, 03/15/35	2,790,000	3,071,216
Stryker Corp. 4.625%, 03/15/46	805,000	877,134

		18,246,310

Healthcare-Services—0.8%
Aetna, Inc. 3.875%, 08/15/47	1,815,000	1,834,612
4.125%, 11/15/42	475,000	496,085
4.500%, 05/15/42	881,000	965,397
4.750%, 03/15/44	690,000	785,877
AHS Hospital Corp. 5.024%, 07/01/45	490,000	580,338
Anthem, Inc. 1.875%, 01/15/18	5,068,000	5,071,142
2.300%, 07/15/18	7,006,000	7,036,309
Baylor Scott & White Holdings 4.185%, 11/15/45	775,000	815,520
Catholic Health Initiatives 4.350%, 11/01/42	550,000	515,303
Cigna Corp. 3.250%, 04/15/25	1,947,000	1,971,791
HCA, Inc. 3.750%, 03/15/19	2,260,000	2,308,025

Healthcare-Services—(Continued)
Kaiser Foundation Hospitals 4.150%, 05/01/47	1,403,000	1,503,010
Laboratory Corp. of America Holdings 2.625%, 02/01/20	1,583,000	1,599,874
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	547,000	534,484
Northwell Healthcare, Inc. 4.260%, 11/01/47	572,000	576,201
Ochsner Clinic Foundation 5.897%, 05/15/45	685,000	857,918
RWJ Barnabas Health, Inc. 3.949%, 07/01/46	355,000	353,460
Southern Baptist Hospital of Florida, Inc. 4.857%, 07/15/45	650,000	721,300
SSM Health Care Corp. 3.823%, 06/01/27	1,044,000	1,080,772
UnitedHealth Group, Inc. 2.700%, 07/15/20	944,000	962,776
4.200%, 01/15/47	790,000	841,803
4.625%, 07/15/35	377,000	432,072

		31,844,069

Housewares—0.0%
Newell Brands, Inc. 2.875%, 12/01/19	906,000	919,916

Insurance—0.4%
Allstate Corp. (The) 4.200%, 12/15/46	1,310,000	1,392,949
American International Group, Inc. 3.875%, 01/15/35	673,000	659,030
Aon plc 4.750%, 05/15/45	1,715,000	1,865,099
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	359,000	374,795
4.350%, 01/30/47	601,000	641,902
Principal Financial Group, Inc. 4.300%, 11/15/46	2,550,000	2,653,993
Travelers Cos., Inc. (The) 4.000%, 05/30/47	1,795,000	1,859,538
4.600%, 08/01/43	945,000	1,054,541
Willis North America, Inc. 3.600%, 05/15/24	5,546,000	5,673,421

		16,175,268

Internet—0.1%
Amazon.com, Inc. 3.875%, 08/22/37 (144A)	5,530,000	5,627,751

Iron/Steel—0.0%
Nucor Corp. 5.200%, 08/01/43	585,000	680,774
Steel Dynamics, Inc. 5.125%, 10/01/21	1,086,000	1,117,222

		1,797,996

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.1%
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. 9.375%, 05/01/22 (d)	2,060,000	$2,214,500

Media—1.3%
Cablevision S.A. 6.500%, 06/15/21 (144A)	277,000	295,625
CBS Corp. 2.300%, 08/15/19	2,077,000	2,088,345
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.750%, 02/15/28 (144A)	4,440,000	4,344,749
4.464%, 07/23/22	1,856,000	1,963,697
4.908%, 07/23/25	902,000	964,252
5.375%, 05/01/47 (144A)	4,540,000	4,716,455
6.384%, 10/23/35	1,407,000	1,645,662
6.484%, 10/23/45	993,000	1,165,462
Comcast Corp. 3.200%, 07/15/36	3,930,000	3,688,768
3.375%, 08/15/25	1,578,000	1,628,212
3.400%, 07/15/46	835,000	769,614
4.250%, 01/15/33 (d)	665,000	715,086
4.400%, 08/15/35	2,001,000	2,169,460
4.600%, 08/15/45	650,000	715,113
4.750%, 03/01/44	2,490,000	2,783,517
COX Communications, Inc. 3.150%, 08/15/24 (144A)	3,355,000	3,333,948
CSC Holdings LLC 7.625%, 07/15/18	2,060,000	2,138,280
Discovery Communications LLC 3.800%, 03/13/24	1,616,000	1,665,590
NBCUniversal Enterprise, Inc. 5.250%, 03/19/21 (144A)	1,290,000	1,377,075
NBCUniversal Media LLC 4.450%, 01/15/43	1,095,000	1,164,874
Time Warner Cable LLC 4.125%, 02/15/21	2,130,000	2,211,690
4.500%, 09/15/42	161,000	152,587
5.000%, 02/01/20	1,055,000	1,115,388
5.500%, 09/01/41	588,000	610,535
Time Warner, Inc. 2.100%, 06/01/19	3,352,000	3,357,527
3.600%, 07/15/25	820,000	822,929
4.850%, 07/15/45	1,580,000	1,605,724
Viacom, Inc. 2.750%, 12/15/19	705,000	711,562

		49,921,726

Mining—0.5%
Anglo American Capital PLC 3.625%, 09/11/24 (144A) (d)	2,660,000	2,653,359
Barrick Gold Corp. 5.250%, 04/01/42	2,095,000	2,397,036
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	1,980,000	2,335,797

Mining—(Continued)
Glencore Funding LLC 4.000%, 03/27/27 (144A) (d)	4,270,000	4,295,852
Newmont Mining Corp. 3.500%, 03/15/22	2,740,000	2,833,331
4.875%, 03/15/42	1,765,000	1,892,068
Rio Tinto Finance USA plc 4.125%, 08/21/42	1,265,000	1,318,445
VM Holding S.A. 5.375%, 05/04/27 (144A)	547,000	574,350

		18,300,238

Miscellaneous Manufacturing—0.1%
Eaton Corp. 2.750%, 11/02/22	1,285,000	1,293,892
General Electric Co. 4.500%, 03/11/44	2,960,000	3,313,463
Ingersoll-Rand Luxembourg Finance S.A. 4.650%, 11/01/44	306,000	331,445

		4,938,800

Office/Business Equipment—0.2%
Pitney Bowes, Inc. 3.875%, 05/15/22	8,132,000	8,001,126

Oil & Gas—1.2%
BP Capital Markets plc 3.224%, 04/14/24	4,865,000	4,955,314
Concho Resources, Inc. 3.750%, 10/01/27	3,902,000	3,919,359
4.875%, 10/01/47	685,000	714,831
Endeavor Energy Resources L.P. / EER Finance, Inc. 7.000%, 08/15/21 (144A)	2,260,000	2,339,100
EOG Resources, Inc. 3.900%, 04/01/35	680,000	678,084
4.150%, 01/15/26 (d)	1,047,000	1,110,210
Exxon Mobil Corp. 1.819%, 03/15/19	3,300,000	3,318,487
4.114%, 03/01/46	1,386,000	1,497,573
Geopark, Ltd. 6.500%, 09/21/24 (144A)	641,000	642,602
Halcon Resources Corp. 12.000%, 02/15/22 (144A)	750,000	903,750
Nabors Industries, Inc. 5.500%, 01/15/23 (d)	1,051,000	1,029,980
Petrobras Global Finance B.V. 5.299%, 01/27/25 (144A)	297,000	296,554
5.375%, 01/27/21	2,978,000	3,141,790
5.999%, 01/27/28 (144A)	5,268,000	5,264,049
6.125%, 01/17/22	2,171,000	2,333,825
7.375%, 01/17/27 (d)	300,000	330,300
Petroleos Mexicanos 4.625%, 09/21/23	224,000	231,370
6.500%, 03/13/27 (144A)	3,091,000	3,425,539

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Pioneer Natural Resources Co. 4.450%, 01/15/26	660,000	$703,698
Resolute Energy Corp. 8.500%, 05/01/20 (d)	2,260,000	2,299,550
Shell International Finance B.V. 3.625%, 08/21/42	1,100,000	1,052,580
4.125%, 05/11/35	2,166,000	2,287,323
Western Refining Logistics L.P. / WNRL Finance Corp. 7.500%, 02/15/23	2,260,000	2,418,200
Woodside Finance, Ltd. 3.650%, 03/05/25 (144A)	353,000	355,521
YPF S.A. 6.950%, 07/21/27 (144A) (d)	655,000	694,300
8.500%, 03/23/21 (144A)	139,000	155,986
8.875%, 12/19/18 (144A) (d)	1,082,000	1,155,576

		47,255,451

Oil & Gas Services—0.1%
Halliburton Co. 3.800%, 11/15/25 (d)	2,410,000	2,474,610
Schlumberger Holdings Corp. 3.000%, 12/21/20 (144A)	2,972,000	3,043,789

		5,518,399

Packaging & Containers—0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	2,260,000	2,299,663

Pharmaceuticals—1.2%
AbbVie, Inc. 2.500%, 05/14/20	3,448,000	3,489,315
2.900%, 11/06/22	946,000	959,348
4.400%, 11/06/42	200,000	209,433
4.500%, 05/14/35	11,370,000	12,235,311
Allergan Funding SCS 2.350%, 03/12/18	3,614,000	3,624,528
3.000%, 03/12/20	5,509,000	5,624,293
3.800%, 03/15/25	8,195,000	8,510,584
4.550%, 03/15/35	2,970,000	3,168,728
4.750%, 03/15/45	1,312,000	1,419,455
Pfizer, Inc. 4.000%, 12/15/36	5,300,000	5,684,469

		44,925,464

Pipelines—0.4%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	2,260,000	2,378,650
Enbridge, Inc. 2.900%, 07/15/22	2,120,000	2,132,410
3.700%, 07/15/27	1,690,000	1,713,419

Pipelines—(Continued)
Enterprise Products Operating LLC 4.900%, 05/15/46	1,779,000	1,943,516
5.100%, 02/15/45	501,000	558,244
GNL Quintero S.A. 4.634%, 07/31/29 (144A)	384,000	401,760
4.634%, 07/31/29	200,000	209,250
MPLX L.P. 5.200%, 03/01/47	754,000	789,428
Spectra Energy Partners L.P. 4.500%, 03/15/45	2,310,000	2,326,952
TransCanada PipeLines, Ltd. 1.875%, 01/12/18	1,111,000	1,111,947
2.500%, 08/01/22	1,407,000	1,406,849

		14,972,425

Real Estate Investment Trusts—0.2%
American Tower Corp. 3.300%, 02/15/21 (d)	1,342,000	1,375,111
3.450%, 09/15/21	500,000	517,423
Crown Castle International Corp. 2.250%, 09/01/21 (d)	2,481,000	2,446,769
3.200%, 09/01/24	4,090,000	4,070,586
3.400%, 02/15/21	668,000	687,746
PLA Administradora Industrial S de RL de C.V. 5.250%, 11/10/22 (144A)	321,000	337,853
Trust F/1401 6.950%, 01/30/44	280,000	309,050

		9,744,538

Retail—0.2%
McDonald’s Corp. 4.700%, 12/09/35	2,800,000	3,086,745
4.875%, 12/09/45	170,000	191,367
Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	114,000	119,055
4.800%, 11/18/44	3,270,000	3,474,205

		6,871,372

Semiconductors—1.4%
Analog Devices, Inc. 3.500%, 12/05/26	3,930,000	3,968,816
3.900%, 12/15/25	347,000	363,747
5.300%, 12/15/45	353,000	408,905
Applied Materials, Inc. 3.300%, 04/01/27	1,717,000	1,748,801
4.350%, 04/01/47	1,427,000	1,527,046
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20 (144A)	12,247,000	12,314,653
3.000%, 01/15/22 (144A)	16,144,000	16,413,315
3.625%, 01/15/24 (144A)	8,348,000	8,576,543
Lam Research Corp. 2.750%, 03/15/20	1,335,000	1,356,472
2.800%, 06/15/21	1,643,000	1,662,101

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
QUALCOMM, Inc. 2.600%, 01/30/23	3,105,000	$3,112,333
4.800%, 05/20/45	571,000	626,748
Xilinx, Inc. 2.950%, 06/01/24	1,320,000	1,322,030

		53,401,510

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 12/15/21 (144A)	365,000	376,059

Software—1.0%
Autodesk, Inc. 3.500%, 06/15/27	4,405,000	4,394,106
Fidelity National Information Services, Inc. 4.500%, 08/15/46	1,150,000	1,190,433
Microsoft Corp.
3.450%, 08/08/36	5,600,000	5,640,480
3.500%, 02/12/35	2,044,000	2,080,557
3.700%, 08/08/46	1,806,000	1,821,244
4.250%, 02/06/47	6,125,000	6,771,684
Oracle Corp. 3.250%, 05/15/30	1,379,000	1,379,344
3.900%, 05/15/35	1,877,000	1,968,464
4.000%, 07/15/46	2,144,000	2,218,414
VMware, Inc. 2.300%, 08/21/20 (d)	12,010,000	12,045,163

		39,509,889

Telecommunications—1.6%
AT&T, Inc. 3.900%, 08/14/27	4,055,000	4,062,894
4.250%, 03/01/27	3,005,000	3,092,983
5.150%, 02/14/50	7,580,000	7,616,912
5.250%, 03/01/37	1,953,000	2,055,293
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	238,000	215,590
8.250%, 09/30/20 (144A)	239,000	233,474
Juniper Networks, Inc. 3.300%, 06/15/20 (d)	1,478,000	1,515,215
Rogers Communications, Inc. 5.000%, 03/15/44	394,000	444,312
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	6,762,000	6,863,430
Verizon Communications, Inc. 1.865%, 3M USD LIBOR + 0.550%, 05/22/20 (b)	27,890,000	27,928,459
4.125%, 03/16/27	4,095,000	4,272,778
4.400%, 11/01/34	930,000	930,594
4.500%, 08/10/33 (d)	3,260,000	3,340,163

		62,572,097

Security Description	Principal Amount*	Value

Transportation—0.5%
Burlington Northern Santa Fe LLC 4.125%, 06/15/47	1,180,000	$1,246,536
4.150%, 04/01/45	490,000	519,882
4.700%, 09/01/45	665,000	749,647
CSX Corp. 4.250%, 11/01/66	1,290,000	1,232,903
Empresa de Transporte de Pasajeros Metro S.A. 5.000%, 01/25/47 (144A)	200,000	219,698
FedEx Corp. 3.900%, 02/01/35	1,975,000	2,001,926
4.100%, 02/01/45	1,295,000	1,279,161
4.400%, 01/15/47	1,569,000	1,631,018
4.550%, 04/01/46	1,393,000	1,483,649
4.750%, 11/15/45	1,170,000	1,274,200
4.900%, 01/15/34	190,000	213,362
Norfolk Southern Corp. 4.050%, 08/15/52 (144A)	1,175,000	1,150,849
Rumo Luxembourg S.a.r.l. 7.375%, 02/09/24 (144A)	1,004,000	1,086,830
Union Pacific Corp. 3.375%, 02/01/35	668,000	662,847
3.600%, 09/15/37	1,800,000	1,821,478
3.875%, 02/01/55	1,301,000	1,284,109
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	1,652,807	1,693,086

		19,551,181

Trucking & Leasing—0.2%
Aviation Capital Group Corp. 2.875%, 09/17/18 (144A)	3,355,000	3,383,583
GATX Corp. 2.600%, 03/30/20 (d)	1,747,000	1,762,953
3.850%, 03/30/27	650,000	660,583
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.400%, 11/15/26 (144A)	2,690,000	2,657,220

		8,464,339

Total Corporate Bonds & Notes (Cost $1,105,949,797)		1,122,543,203

Asset-Backed Securities—12.9%

Asset-Backed - Credit Card—0.0%
World Financial Network Credit Card Master Trust 4.550%, 08/15/22	1,600,000	1,633,349

Asset-Backed - Home Equity—0.9%
ACE Securities Corp. Home Equity Loan Trust 1.367%, 1M USD LIBOR + 0.130%, 05/25/37 (b)	1,273,125	428,845
Bayview Financial Revolving Asset Trust 2.234%, 1M LIBOR + 1.000%, 12/28/40 (144A) (b)	659,038	592,773
2.234%, 1M LIBOR + 0.500%, 05/28/39 (144A) (b)	8,314,413	7,539,067

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bear Stearns Asset-Backed Securities Trust 1.587%, 1M USD LIBOR + 0.350%, 04/25/37 (b)	2,658,540	$2,075,183
2.437%, 1M USD LIBOR + 1.200%, 01/25/36 (b)	244,885	236,089
2.962%, 1M USD LIBOR + 1.725%, 08/25/34 (b)	147,271	145,993
Citigroup Mortgage Loan Trust 1.437%, 1M USD LIBOR + 0.200%, 05/25/37 (b)	2,873,110	2,143,294
1.507%, 1M USD LIBOR + 0.270%, 05/25/37 (b)	1,305,092	980,753
Citigroup Mortgage Loan Trust, Inc. 1.487%, 1M USD LIBOR + 0.250%, 08/25/36 (b)	1,810,000	1,461,393
Countrywide Asset-Backed Certificates 1.557%, 1M USD LIBOR + 0.320%, 10/25/36 (b)	1,765,884	1,662,824
Countrywide Home Equity Loan Trust 5.842%, 06/25/35	510,105	537,963
6.155%, 06/25/35	474,499	476,674
Home Equity Mortgage Loan Asset-Backed Trust 3.262%, 1M USD LIBOR + 2.025%, 07/25/34 (b)	304,347	306,871
Home Equity Mortgage Trust 5.867%, 07/25/36	821,775	336,616
Home Loan Mortgage Loan Trust 1.954%, 1M LIBOR + 0.720%, 04/15/36 (b)	1,071,787	983,196
JPMorgan Mortgage Acquisition Trust 6.000%, 07/25/36	341,806	190,313
6.410%, 07/25/36	463,495	257,920
MASTR Asset-Backed Securities Trust 1.387%, 1M USD LIBOR + 0.150%, 06/25/36 (b)	1,026,816	605,809
1.497%, 1M USD LIBOR + 0.260%, 06/25/36 (144A) (b)	665,000	536,352
1.517%, 1M USD LIBOR + 0.280%, 05/25/37 (b)	621,846	454,399
Morgan Stanley ABS Capital I, Inc. Trust 1.367%, 1M USD LIBOR + 0.130%, 11/25/36 (b)	5,197,334	3,308,605
Nationstar Home Equity Loan Trust 1.417%, 1M USD LIBOR + 0.180%, 06/25/37 (b)	180,000	173,052
Option One Mortgage Loan Trust 1.447%, 1M USD LIBOR + 0.210%, 03/25/37 (b)	930,000	644,990
5.820%, 03/25/37	5,139,710	5,052,386
Securitized Asset Backed Receivables LLC Trust 1.427%, 1M USD LIBOR + 0.190%, 11/25/36 (144A) (b)	1,367,676	845,228
Security National Mortgage Loan Trust 1.584%, 1M USD LIBOR + 0.350%, 04/25/37 (144A) (b)	455,325	435,025
Yale Mortgage Loan Trust 1.637%, 1M USD LIBOR + 0.400%, 06/25/37 (144A) (b)	957,119	430,965

		32,842,578

Asset-Backed - Manufactured Housing—0.5%
Bank of America Manufactured Housing Contract Trust 7.930%, 12/10/25 (b)	4,000,000	3,023,808
BCMSC Trust 7.575%, 06/15/30 (b)	1,270,292	545,363
7.830%, 06/15/30 (b)	1,178,847	523,134
8.290%, 06/15/30 (b)	2,018,917	948,544
Conseco Finance Corp. 6.280%, 09/01/30	628,583	658,668
6.830%, 04/01/30 (b)	142,294	125,618
6.980%, 09/01/30 (b)	1,118,139	930,440
7.500%, 03/01/30 (b)	510,457	420,259
7.860%, 03/01/30 (b)	698,127	593,058
Conseco Finance Securitizations Corp. 7.960%, 05/01/31	1,010,066	681,339
7.970%, 05/01/32	2,321,559	1,225,634
8.060%, 09/01/29 (b)	667,888	377,642
8.200%, 05/01/31	1,845,665	1,277,309
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (b)	720,000	772,753
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A)	344,000	354,373
Greenpoint Manufactured Housing 8.290%, 12/15/29 (b)	440,000	473,450
9.230%, 12/15/29 (b)	591,861	506,339
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (b)	2,430,000	2,591,734
Oakwood Mortgage Investors, Inc. 6.930%, 09/15/31 (b)	300,876	271,581
7.620%, 06/15/32 (b)	839,020	694,942
Origen Manufactured Housing Contract Trust 2.434%, 1M USD LIBOR + 1.200%, 10/15/37 (144A) (b)	1,190,994	1,158,150
7.820%, 03/15/32 (b)	350,997	346,055

		18,500,193

Asset-Backed - Other—10.9%
Ajax Mortgage Loan Trust 3.470%, 04/25/57 (144A)	3,798,154	3,823,513
4.000%, 10/25/57 (144A)	885,885	883,353
4.000%, 09/25/65 (144A)	1,264,746	1,262,821
Allegro CLO, Ltd. 2.606%, 10/16/30 (144A) (b)	400,000	400,000
2.617%, 3M USD LIBOR + 1.310%, 01/21/27 (144A) (b)	940,000	943,186
ALM, Ltd. 2.354%, 3M USD LIBOR + 1.050%, 04/16/27 (144A) (b)	2,780,000	2,790,350
2.444%, 3M USD LIBOR + 1.140%, 10/17/26 (144A) (b)	5,115,000	5,114,964
2.464%, 3M USD LIBOR + 1.150%, 07/28/26 (144A) (b)	2,690,000	2,701,282
2.904%, 3M USD LIBOR + 1.600%, 07/15/26 (144A) (b)	459,000	460,776

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
ALM, Ltd. 3.354%, 3M USD LIBOR + 2.050%, 04/16/27 (144A) (b)	1,385,000	$1,383,603
3.354%, 3M USD LIBOR + 2.050%, 07/15/27 (144A) (b)	720,000	722,425
3.414%, 3M USD LIBOR + 2.100%, 07/28/26 (144A) (b)	514,000	515,271
3.454%, 3M USD LIBOR + 2.150%, 10/18/27 (144A) (b)	900,000	902,112
AMMC CLO, Ltd. 2.887%, 3M USD LIBOR + 1.570%, 05/26/28 (144A) (b)	2,180,000	2,189,418
3.209%, 3M USD LIBOR + 1.900%, 05/10/25 (144A) (b)	738,000	738,170
3.615%, 3M USD LIBOR + 2.300%, 11/15/27 (144A) (b)	620,000	620,391
Anchorage Capital CLO, Ltd. Zero Coupon, 10/13/30 (144A) (b)	1,425,000	1,425,000
2.494%, 3M USD LIBOR + 1.190%, 07/13/25 (144A) (b)	835,000	835,492
2.574%, 3M USD LIBOR + 1.270%, 07/15/30 (144A) (b)	710,000	710,873
3.054%, 3M USD LIBOR + 1.750%, 07/13/25 (144A) (b)	550,000	550,161
3.364%, 3M USD LIBOR + 2.050%, 04/28/26 (144A) (b)	710,000	711,422
3.504%, 3M USD LIBOR + 2.200%, 10/15/26 (144A) (b)	660,000	662,043
3.964%, 3M USD LIBOR + 2.650%, 04/28/26 (144A) (b)	250,000	250,625
4.004%, 3M USD LIBOR + 2.700%, 07/13/25 (144A) (b)	590,000	591,055
Apidos CLO 2.286%, 3M USD LIBOR + 0.980%, 01/19/25 (144A) (b)	600,000	599,700
2.404%, 3M USD LIBOR + 1.100%, 04/15/25 (144A) (b)	2,884,574	2,891,511
2.634%, 3M USD LIBOR + 1.330%, 01/16/27 (144A) (b)	750,000	751,079
Arbor Realty Collateralized Loan Obligation, Ltd. 2.984%, 1M USD LIBOR + 1.750%, 09/15/25 (144A) (b)	940,000	944,230
Arbor Realty Commercial Real Estate Notes, Ltd. 2.217%, 08/15/27 (144A) (b)	570,000	569,999
2.934%, 1M USD LIBOR + 1.700%, 09/15/26 (144A) (b)	1,590,000	1,606,375
Ares CLO, Ltd. 2.804%, 3M USD LIBOR + 1.500%, 10/17/24 (144A) (b)	860,000	859,134
3.404%, 3M USD LIBOR + 2.100%, 10/17/24 (144A) (b)	730,000	732,170
Atlas Senior Loan Fund, Ltd. 2.295%, 3M USD LIBOR + 0.980%, 02/17/26 (144A) (b)	2,920,000	2,924,392

Asset-Backed - Other—(Continued)
Atrium X 2.754%, 3M USD LIBOR + 1.450%, 07/16/25 (144A) (b)	1,550,000	1,549,991
3.254%, 3M USD LIBOR + 1.950%, 07/16/25 (144A) (b)	630,000	633,217
Atrium XI 2.453%, 3M USD LIBOR + 1.140%, 10/23/25 (144A) (b)	380,000	381,170
Atrium XII 4.363%, 3M USD LIBOR + 3.050%, 10/22/26 (144A) (b)	369,000	369,751
Avery Point CLO, Ltd. 2.284%, 07/17/26 (144A) (b)	1,220,000	1,225,362
2.804%, 3M USD LIBOR + 1.500%, 01/15/28 (144A) (b)	2,820,000	2,833,564
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	566,068	563,694
3.336%, 11/15/48 (144A)	582,574	588,038
Battalion CLO, Ltd. 2.453%, 3M USD LIBOR + 1.140%, 10/22/25 (144A) (b)	5,205,000	5,209,950
Benefit Street Partners CLO, Ltd. 2.480%, 10/18/29 (144A) (b) (i) (j)	3,800,000	3,800,000
3.554%, 3M USD LIBOR + 2.250%, 10/15/25 (144A) (b)	3,000,000	3,003,570
3.557%, 3M USD LIBOR + 2.250%, 01/20/28 (144A) (b)	2,010,000	2,013,477
Betony CLO, Ltd. 4.154%, 3M USD LIBOR + 2.850%, 04/15/27 (144A) (b)	520,000	520,104
BlueMountain CLO, Ltd. 2.314%, 3M USD LIBOR + 1.010%, 04/15/25 (144A) (b)	3,130,000	3,131,452
Bowman Park CLO, Ltd. 2.494%, 3M USD LIBOR + 1.180%, 11/23/25 (144A) (b)	1,100,000	1,104,536
Bsprt Issuer, Ltd. 2.665%, 1M USD LIBOR + 1.350%, 06/15/27 (144A) (b)	1,350,000	1,355,322
BASS Trust 1.347%, 1M USD LIBOR + 0.110%, 11/25/36 (b)	526,707	331,446
1.397%, 1M USD LIBOR + 0.160%, 10/25/36 (b)	303,141	215,982
1.407%, 1M USD LIBOR + 0.170%, 04/25/37 (b)	458,620	354,455
1.467%, 1M USD LIBOR + 0.230%, 11/25/36 (b)	88,925	56,989
3.753%, 01/25/37	2,600,392	1,272,625
Canyon Capital CLO, Ltd. 1.570%, 3M USD LIBOR + 0.250%, 12/15/20 (144A) (b)	438,307	436,263
Carlyle Global Market Strategies CLO, Ltd. 2.757%, 3M USD LIBOR + 1.450%, 01/20/29 (144A) (b)	7,485,000	7,551,018
3.954%, 3M USD LIBOR + 2.650%, 07/15/25 (144A) (b)	270,000	271,463
4.054%, 3M USD LIBOR + 2.750%, 04/17/25 (144A) (b)	760,000	765,419

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carrington Mortgage Loan Trust 1.297%, 1M USD LIBOR + 0.060%, 01/25/37 (b)	162,308	$140,901
1.357%, 1M USD LIBOR + 0.120%, 10/25/36 (b)	556,152	370,707
1.387%, 1M USD LIBOR + 0.150%, 06/25/37 (b)	459,511	456,349
1.397%, 1M USD LIBOR + 0.160%, 10/25/36 (b)	704,905	566,969
1.457%, 1M USD LIBOR + 0.220%, 10/25/36 (b)	730,000	512,974
1.477%, 1M USD LIBOR + 0.240%, 08/25/36 (b)	4,800,000	3,126,425
1.707%, 1M USD LIBOR + 0.470%, 12/25/35 (b)	834,000	827,627
Catamaran CLO, Ltd. 3.224%, 3M USD LIBOR + 1.950%, 12/20/23 (144A) (b)	1,170,000	1,169,992
Cavalry CLO, Ltd. 2.804%, 3M USD LIBOR + 1.500%, 10/15/26 (144A) (b)	490,000	490,586
CBAM, Ltd. 3.141%, 3M USD LIBOR + 1.750%, 10/17/29 (144A) (b)	1,020,000	1,023,114
Cedar Funding CLO, Ltd. 2.618%, 10/17/30 (144A) (b)	5,150,000	5,179,170
2.914%, 3M USD LIBOR + 1.610%, 07/17/28 (144A) (b)	770,000	776,543
Chase Funding Trust 6.333%, 04/25/32	428,521	438,533
CIFC Funding, Ltd. 1.000%, 10/18/30 (144A)	2,130,000	2,130,000
1.000%, 10/21/30 (144A)	5,000,000	5,000,000
2.354%, 3M USD LIBOR + 1.050%, 04/18/25 (144A) (b)	730,000	731,147
2.517%, 3M USD LIBOR + 1.200%, 05/24/26 (144A) (b)	4,284,000	4,307,575
2.703%, 3M USD LIBOR + 1.390%, 01/22/27 (144A) (b)	610,000	611,516
2.704%, 3M USD LIBOR + 1.400%, 01/17/27 (144A) (b)	11,285,000	11,350,656
2.813%, 3M USD LIBOR + 1.500%, 07/22/26 (144A) (b)	290,000	290,823
2.817%, 3M USD LIBOR + 1.500%, 11/27/24 (144A) (b)	1,270,000	1,270,249
3.061%, 3M USD LIBOR + 1.750%, 07/16/30 (144A) (b)	250,000	249,998
3.213%, 3M USD LIBOR + 1.900%, 07/22/26 (144A) (b)	470,000	472,096
4.004%, 3M USD LIBOR + 2.700%, 01/17/27 (144A) (b)	290,000	293,352
4.011%, 3M USD LIBOR + 2.700%, 01/29/25 (144A) (b)	570,000	571,137
Citicorp Residential Mortgage Trust 5.254%, 06/25/37	1,030,000	995,395

Asset-Backed - Other—(Continued)
Colony American Homes 2.434%, 1M LIBOR + 1.200%, 07/17/32 (144A) (b)	1,630,559	1,637,753
Countrywide Asset-Backed Certificates 1.397%, 1M USD LIBOR + 0.160%, 01/25/46 (b)	2,436,090	2,329,411
1.457%, 1M USD LIBOR + 0.220%, 12/25/25 (b)	99,286	108,416
Countrywide Asset-Backed Certificates Trust 1.397%, 1M USD LIBOR + 0.160%, 09/25/46 (b)	147,316	143,604
Countrywide Revolving Home Equity Loan Resecuritization Trust 1.534%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	743,845	677,655
Countrywide Revolving Home Equity Loan Trust 1.414%, 1M USD LIBOR + 0.180%, 05/15/35 (b)	581,055	535,283
Credit Suisse Mortgage Trust 4.500%, 03/25/21	8,124,375	8,235,457
Credit-Based Asset Servicing & Securitization LLC 3.434%, 12/25/36	239,782	190,091
CWHEQ Revolving Home Equity Loan Trust 1.384%, 1M USD LIBOR + 0.150%, 11/15/36 (b)	1,019,742	804,300
DCP Rights LLC 5.463%, 10/25/44 (144A)	6,814,343	7,001,738
Dryden Senior Loan Fund Zero Coupon, 10/15/27 (144A) (b)	1,270,000	1,270,000
2.504%, 3M USD LIBOR + 1.200%, 01/15/25 (144A) (b)	521,386	521,386
2.515%, 3M USD LIBOR + 1.200%, 08/15/30 (144A) (b)	1,035,000	1,040,274
2.804%, 3M USD LIBOR + 1.500%, 01/15/28 (144A) (b)	250,000	250,995
3.804%, 3M USD LIBOR + 2.500%, 01/15/25 (144A) (b)	330,000	330,000
Finn Square CLO, Ltd. 2.538%, 3M USD LIBOR + 1.210%, 12/24/23 (144A) (b)	163,619	164,156
3.028%, 3M USD LIBOR + 1.700%, 12/24/23 (144A) (b)	370,000	371,087
First Franklin Mortgage Loan Trust 1.377%, 1M USD LIBOR + 0.140%, 12/25/36 (b)	5,908,804	3,717,712
1.387%, 1M USD LIBOR + 0.150%, 12/25/36 (b)	3,442,243	2,863,911
1.397%, 1M USD LIBOR + 0.160%, 04/25/36 (b)	535,766	506,238
1.447%, 1M USD LIBOR + 0.210%, 12/25/36 (b)	10,869,614	6,928,439
Flatiron CLO, Ltd. 2.165%, 04/15/27 (144A) (b)	970,000	972,349
GE-WMC Asset-Backed Pass-Through Certificates 1.487%, 1M USD LIBOR + 0.250%, 12/25/35 (b)	262,712	256,530

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
GE-WMC Mortgage Securities Trust 1.387%, 1M USD LIBOR + 0.150%, 08/25/36 (b)	7,681,425	$4,926,639
Greystone Commercial Real Estate Notes, Ltd. 2.784%, 1M USD LIBOR + 1.550%, 03/15/27 (144A) (b)	400,000	403,098
Greywolf CLO, Ltd. 3.654%, 3M USD LIBOR + 2.350%, 01/17/27 (144A) (b)	320,000	321,846
GT Loan Financing, Ltd. 2.584%, 3M USD LIBOR + 1.270%, 10/28/24 (144A) (b)	5,670,000	5,672,041
Highbridge Loan Management, Ltd. 2.762%, 3M USD LIBOR + 1.450%, 05/05/27 (144A) (b)	250,000	250,039
3.411%, 3M USD LIBOR + 2.100%, 01/29/26 (144A) (b)	670,000	672,130
Invitation Homes Trust 2.335%, 1M LIBOR + 1.100%, 09/17/31 (144A) (b)	2,717,871	2,725,695
2.534%, 1M LIBOR + 1.300%, 08/17/32 (144A) (b)	2,018,277	2,032,507
3.434%, 1M LIBOR + 2.200%, 09/17/31 (144A) (b)	670,000	669,999
4.234%, 1M LIBOR + 3.000%, 12/17/31 (144A) (b)	92,258	92,258
Knollwood CDO, Ltd. 4.355%, 3M USD LIBOR + 3.200%, 01/10/39 (144A) (b) (i) (j) (k)	844,490	0
LCM L.P. 3.607%, 3M USD LIBOR + 2.300%, 04/20/27 (144A) (b)	990,000	992,184
4.457%, 3M USD LIBOR + 3.150%, 04/20/27 (144A) (b)	250,000	250,906
Lehman ABS Mortgage Loan Trust 1.327%, 1M USD LIBOR + 0.090%, 06/25/37 (144A) (b)	236,670	166,155
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	5,270,000	5,272,290
Lime Street CLO, Ltd. 1.875%, 3M USD LIBOR + 0.550%, 06/20/21 (144A) (b)	500,000	495,194
Litigation Fee Residual Funding LLC 3.500%, 10/30/27	3,293,244	3,277,436
Long Beach Mortgage Loan Trust 1.347%, 1M USD LIBOR + 0.110%, 10/25/36 (b)	622,578	306,070
1.387%, 1M USD LIBOR + 0.150%, 06/25/36 (b)	714,680	400,463
1.397%, 1M USD LIBOR + 0.160%, 11/25/36 (b)	3,033,053	1,528,019
1.417%, 1M USD LIBOR + 0.180%, 05/25/46 (b)	2,288,646	1,075,194
1.427%, 1M USD LIBOR + 0.190%, 03/25/46 (b)	2,868,719	1,481,702

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust 1.457%, 1M USD LIBOR + 0.220%, 02/25/36 (b)	2,567,742	2,333,676
1.457%, 1M USD LIBOR + 0.220%, 11/25/36 (b)	892,485	453,766
1.497%, 1M USD LIBOR + 0.260%, 05/25/36 (b)	2,917,276	1,501,688
1.527%, 1M USD LIBOR + 0.290%, 03/25/46 (b)	2,954,738	1,557,197
Madison Park Funding, Ltd. 2.427%, 3M USD LIBOR + 1.120%, 07/20/26 (144A) (b)	11,135,000	11,188,114
Merrill Lynch First Franklin Mortgage Loan Trust 1.477%, 1M USD LIBOR + 0.240%, 05/25/37 (b)	12,033,090	7,762,615
Morgan Stanley IXIS Real Estate Capital Trust 1.347%, 1M USD LIBOR + 0.110%, 11/25/36 (b)	515,952	267,169
Mountain Hawk CLO, Ltd. 2.467%, 3M USD LIBOR + 1.160%, 07/22/24 (144A) (b)	527,000	528,237
3.487%, 3M USD LIBOR + 2.180%, 01/20/24 (144A) (b)	1,250,000	1,251,290
MP CLO, Ltd. 2.487%, 3M USD LIBOR + 1.180%, 04/20/25 (144A) (b)	594,957	595,625
Neuberger Berman CLO, Ltd. 3.474%, 3M USD LIBOR + 2.170%, 04/15/26 (144A) (b)	775,000	776,669
Nomura Asset Acceptance Corp. Alternative Loan Trust 1.637%, 1M USD LIBOR + 0.400%, 10/25/36 (144A) (b)	451,454	406,017
OCP CLO, Ltd. 2.561%, 3M USD LIBOR + 1.260%, 07/15/30 (144A) (b)	3,270,000	3,289,954
2.834%, 3M USD LIBOR + 1.530%, 04/17/27 (144A) (b)	1,220,000	1,220,112
2.874%, 3M USD LIBOR + 1.570%, 10/18/28 (144A) (b)	540,000	543,937
3.034%, 3M USD LIBOR + 1.720%, 04/26/26 (144A) (b)	220,000	219,765
Octagon Investment Partners, Ltd. Zero Coupon, 05/21/27 (144A) (b)	7,760,000	7,764,670
2.314%, 3M USD LIBOR + 1.000%, 10/25/25 (144A) (b)	500,000	502,036
2.424%, 3M USD LIBOR + 1.120%, 07/17/25 (144A) (b)	5,600,000	5,608,988
2.994%, 3M USD LIBOR + 1.680%, 10/25/25 (144A) (b)	2,920,000	2,920,914
OFSI Fund, Ltd. 3.204%, 3M USD LIBOR + 1.900%, 03/20/25 (144A) (b)	3,922,000	3,929,899
OHA Credit Partners, Ltd. 2.427%, 3M USD LIBOR + 1.120%, 04/20/25 (144A) (b)	547,505	548,649

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Loan Funding, Ltd. 2.584%, 3M USD LIBOR + 1.270%, 08/23/24 (144A) (b)	5,670,000	$5,671,877
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	1,064	1,064
3.020%, 09/18/24 (144A)	2,000,000	2,004,904
3.240%, 06/18/24 (144A)	910,000	910,581
4.100%, 03/20/28 (144A)	692,000	704,019
4.320%, 07/18/25 (144A)	3,100,000	3,100,799
5.310%, 09/18/24 (144A)	500,000	504,055
OZLM Funding, Ltd. 2.563%, 10/22/30 (144A) (b)	10,705,000	10,754,029
2.751%, 3M USD LIBOR + 1.440%, 10/30/27 (144A) (b)	12,103,000	12,163,467
3.654%, 3M USD LIBOR + 2.350%, 01/17/26 (144A) (b)	1,450,000	1,457,489
4.313%, 3M USD LIBOR + 3.000%, 01/22/29 (144A) (b)	3,950,000	4,003,748
OZLM, Ltd. 2.797%, 3M USD LIBOR + 1.490%, 01/20/29 (144A) (b)	1,950,000	1,968,636
3.407%, 3M USD LIBOR + 2.100%, 01/20/29 (144A) (b)	810,000	812,620
4.004%, 3M USD LIBOR + 2.700%, 04/17/26 (144A) (b)	960,000	964,727
4.857%, 3M USD LIBOR + 3.550%, 01/20/27 (144A) (b)	1,720,000	1,736,588
Palmer Square CLO, Ltd. 2.524%, 3M USD LIBOR + 1.220%, 10/17/27 (144A) (b)	780,000	785,884
2.815%, 3M USD LIBOR + 1.500%, 05/15/25 (144A) (b)	1,940,000	1,939,975
3.554%, 3M USD LIBOR + 2.250%, 10/17/27 (144A) (b)	360,000	362,510
Palmer Square Loan Funding, Ltd. 2.060%, 10/15/25 (144A) (b)	4,130,000	4,129,975
Pretium Mortgage Credit Partners LLC 3.250%, 06/29/32 (144A)	3,735,974	3,731,496
3.250%, 03/28/57 (144A)	4,751,547	4,752,965
3.500%, 10/27/31 (144A)	1,419,639	1,426,070
Progress Residential Trust 2.734%, 1M LIBOR + 1.500%, 09/17/33 (144A) (b)	1,745,707	1,772,234
2.740%, 06/12/32 (144A)	1,113,740	1,118,295
2.768%, 08/17/34 (144A)	929,163	929,651
3.565%, 08/17/34 (144A)	120,000	120,588
4.261%, 08/17/34 (144A)	180,000	179,923
4.784%, 1M LIBOR + 3.550%, 01/17/34 (144A) (b)	650,000	670,555
5.084%, 1M LIBOR + 3.850%, 09/17/33 (144A) (b)	1,190,000	1,230,124
6.643%, 11/12/32 (144A)	250,000	261,654
PRPM LLC 4.250%, 01/25/22 (144A)	258,680	259,428
Race Point CLO, Ltd. Zero Coupon, 10/15/30 (144A) (b)	290,000	291,328

Asset-Backed - Other—(Continued)
RAMP Trust 1.507%, 1M USD LIBOR + 0.270%, 11/25/36 (b)	2,356,605	1,964,669
RCO Mortgage LLC 4.737%, 1M USD LIBOR + 3.500%, 11/25/45 (144A) (b)	146,301	146,531
Rockford Tower CLO, Ltd. 2.745%, 3M USD LIBOR + 1.370%, 04/15/29 (144A) (b)	3,550,000	3,551,033
2.992%, 3M USD LIBOR + 1.750%, 10/15/29 (144A) (b)	890,000	890,873
3.175%, 3M USD LIBOR + 1.800%, 04/15/29 (144A) (b)	1,500,000	1,502,253
SG Mortgage Securities Trust 1.447%, 1M USD LIBOR + 0.210%, 10/25/36 (b)	570,000	395,353
Shackleton CLO, Ltd. 2.452%, 3M USD LIBOR + 1.140%, 05/07/26 (144A) (b)	5,290,000	5,297,633
Silver Creek CLO, Ltd. 2.797%, 3M USD LIBOR + 1.240%, 07/20/30 (144A) (b)	1,330,000	1,335,698
Sound Point CLO, Ltd. 2.514%, 3M USD LIBOR + 1.200%, 04/26/25 (144A) (b)	423,380	423,316
2.843%, 3M USD LIBOR + 1.530%, 01/23/29 (144A) (b)	3,080,000	3,093,266
2.967%, 3M USD LIBOR + 1.660%, 10/20/28 (144A) (b)	1,240,000	1,246,029
3.354%, 3M USD LIBOR + 2.050%, 04/15/27 (144A) (b)	2,500,000	2,502,602
3.557%, 3M USD LIBOR + 2.250%, 01/21/26 (144A) (b)	630,000	633,536
Soundview Home Loan Trust 2.032%, 1M USD LIBOR + 0.795%, 01/25/35 (b)	58,468	55,194
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	4,399,870	4,429,860
Springleaf Funding Trust 3.620%, 11/15/24 (144A)	2,062,000	2,076,692
Stanwich Mortgage Loan Co. LLC 3.598%, 05/17/22 (144A)	6,256,652	6,272,293
3.721%, 08/16/46 (144A)	1,231,492	1,231,811
Symphony CLO, Ltd. 2.334%, 3M USD LIBOR + 1.030%, 10/15/25 (144A) (b)	8,810,000	8,814,722
TIAA CLO, Ltd. 2.490%, 3M USD LIBOR + 1.280%, 04/20/29 (144A) (b)	900,000	905,023
TICP CLO, Ltd. 2.487%, 3M USD LIBOR + 1.180%, 01/20/27 (144A) (b)	1,290,000	1,292,183
Tricon American Homes Trust 2.571%, 1M LIBOR + 1.250%, 05/17/32 (144A) (b)	662,490	666,821

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
U.S. Residential Opportunity Fund Trust 3.475%, 07/27/36 (144A)	7,400,435	$7,410,969
3.475%, 08/27/36 (144A)	9,074,788	9,042,865
3.598%, 10/27/36 (144A)	5,753,969	5,748,307
Velocity Commercial Capital Loan Trust 2.487%, 1M USD LIBOR + 1.250%, 05/25/47 (144A) (b)	1,540,277	1,552,153
3.037%, 1M LIBOR + 1.800%, 10/25/46 (b)	583,554	589,560
3.550%, 05/25/47 (144A) (b)	150,000	152,259
3.661%, 10/25/46 (b)	150,000	152,472
4.450%, 05/25/47 (144A) (b)	150,000	149,932
4.458%, 10/25/46 (b)	100,000	100,366
5.350%, 05/25/47 (144A) (b)	150,000	152,309
5.498%, 10/25/46 (b)	140,000	141,529
7.226%, 10/25/46 (b)	160,000	167,976
Venture CLO, Ltd. 2.674%, 3M USD LIBOR + 1.370%, 01/15/27 (144A) (b)	890,000	890,099
2.904%, 3M USD LIBOR + 1.600%, 07/15/26 (144A) (b)	740,000	740,875
Vericrest Opportunity Loan Trust LLC 3.125%, 06/25/47 (144A)	1,766,009	1,770,531
Vibrant CLO, Ltd. 2.787%, 3M USD LIBOR + 1.480%, 04/20/26 (144A) (b)	570,000	574,765
2.857%, 3M USD LIBOR + 1.550%, 01/20/29 (144A) (b)	1,020,000	1,026,361
3.357%, 3M USD LIBOR + 2.050%, 04/20/26 (144A) (b)	290,000	290,410
Voya CLO, Ltd. 2.354%, 3M USD LIBOR + 1.050%, 01/18/26 (144A) (b)	3,140,000	3,141,426
2.464%, 3M USD LIBOR + 1.150%, 04/25/25 (144A) (b)	1,630,311	1,636,418
2.804%, 3M USD LIBOR + 1.500%, 01/18/26 (144A) (b)	1,285,000	1,285,185
3.304%, 3M USD LIBOR + 2.000%, 10/14/26 (144A) (b)	500,000	501,591
Washington Mutural Asset-Backed Certificates Trust 1.392%, 1M USD LIBOR + 0.155%, 10/25/36 (b)	1,010,903	829,090
1.417%, 1M USD LIBOR + 0.180%, 09/25/36 (b)	2,395,267	1,212,377
1.457%, 1M USD LIBOR + 0.220%, 02/25/37 (b)	2,333,750	1,038,649
Wellfleet CLO, Ltd. 2.431%, 3M USD LIBOR + 1.320%, 04/20/29 (144A) (b)	850,000	851,300
West CLO, Ltd. 2.472%, 3M USD LIBOR + 1.160%, 11/07/25 (144A) (b)	3,970,000	3,976,205
WestVue Mortgage Loan Trust 4.500%, 09/25/20 (144A)	515,723	517,137
Wind River CLO, Ltd. 2.754%, 3M USD LIBOR + 1.450%, 07/15/26 (144A) (b)	2,080,000	2,080,975

Asset-Backed - Other—(Continued)
Wind River CLO, Ltd. 3.154%, 3M USD LIBOR + 1.850%, 01/18/26 (144A) (b)	560,000	560,077
York CLO, Ltd. 3.057%, 3M USD LIBOR + 1.750%, 10/20/29 (144A) (b)	850,000	853,193
3.663%, 3M USD LIBOR + 2.350%, 01/22/27 (144A) (b)	250,000	250,806

		423,836,041

Asset-Backed - Student Loan—0.6%
Navient Private Education Loan Trust 2.984%, 1M USD LIBOR + 1.750%, 10/17/44 (144A) (b)	4,595,000	4,669,764
3.500%, 12/16/58 (144A) (b)	970,000	881,957
Scholar Funding Trust 1.884%, 1M USD LIBOR + 0.650%, 01/30/45 (144A) (b)	6,278,977	6,215,102
SLM Private Credit Student Loan Trust 1.650%, 3M USD LIBOR + 0.330%, 03/15/24 (b)	4,204,996	4,189,512
SLM Private Education Loan Trust 2.500%, 03/15/47 (144A)	720,000	716,810
2.634%, 1M USD LIBOR + 1.400%, 10/15/31 (144A) (b)	2,780,232	2,813,419
3.000%, 05/16/44 (144A)	970,000	975,739
SMB Private Education Loan Trust 3.500%, 12/17/40 (144A)	2,090,000	2,068,319

		22,530,622

Total Asset-Backed Securities (Cost $489,868,220)		499,342,783

Mortgage-Backed Securities—5.8%

Collateralized Mortgage Obligations—2.2%
Ajax Mortgage Loan Trust 4.250%, 08/25/64 (144A)	1,665,137	1,683,104
American Home Mortgage Assets Trust 1.809%, 12M MTA + 0.920%, 11/25/46 (b)	328,791	191,176
1.829%, 12M MTA + 0.940%, 10/25/46 (b)	597,264	522,636
Angel Oak Mortgage Trust LLC 3.500%, 07/25/46 (144A)	833,803	837,177
4.500%, 11/25/45 (144A)	172,996	172,764
APS Resecuritization Trust 3.837%, 1M LIBOR + 2.600%, 04/27/47 (144A) (b)	983,591	986,447
4.087%, 1M LIBOR + 2.850%, 09/27/46 (144A) (b)	3,493,243	3,539,291
Banc of America Alternative Loan Trust 5.500%, 10/25/35	1,452,324	1,442,162
Bear Stearns Asset-Backed Securities Trust 6.250%, 12/25/35	2,886,571	2,854,035
6.250%, 02/25/36	3,329,677	2,955,259
CIM Trust 3.000%, 06/25/57 (144A)	6,798,939	6,763,624

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
COLT Funding LLC 4.237%, 1M USD LIBOR + 3.000%, 12/26/45 (144A) (b)	301,547	$302,771
Countrywide Alternative Loan Trust 1.377%, 1M USD LIBOR + 0.140%, 04/25/47 (b)	947,578	833,524
1.377%, 1M USD LIBOR + 0.140%, 05/25/47 (b)	3,323,428	3,181,834
1.426%, 1M USD LIBOR + 0.190%, 03/20/47 (b)	2,134,731	1,819,539
1.427%, 1M USD LIBOR + 0.190%, 10/25/46 (b)	1,376,525	1,308,454
1.436%, 1M USD LIBOR + 0.200%, 07/20/46 (b)	3,571,872	2,376,011
1.447%, 1M USD LIBOR + 0.210%, 07/25/46 (b)	1,727,183	1,657,593
1.537%, 1M USD LIBOR + 0.300%, 01/25/36 (b)	738,968	599,697
2.619%, 12M MTA + 1.730%, 11/25/46 (b)	3,862,295	3,491,968
5.500%, 04/25/37	1,046,506	877,602
6.000%, 05/25/37	3,813,859	2,854,736
Countrywide Home Loan Mortgage Pass-Through Trust 1.849%, 12M MTA + 0.960%, 04/25/46 (b)	4,297,434	2,460,234
Credit Suisse Mortgage Capital Certificates 1.414%, 1M USD LIBOR + 0.180%, 03/27/36 (144A) (b)	2,687,374	1,703,920
1.484%, 02/27/36 (144A) (b)	895,000	823,969
CSFB Mortgage-Backed Pass-Through Certificates 2.587%, 1M USD LIBOR + 1.350%, 11/25/35 (b)	529,453	227,173
Deephaven Residential Mortgage Trust 4.000%, 07/25/46 (144A)	1,112,990	1,113,883
Deutsche ALT-A Securities Mortgage Loan Trust 1.387%, 1M USD LIBOR + 0.150%, 12/25/36 (b)	3,789,847	3,461,862
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 1.737%, 1M LIBOR + 0.500%, 01/27/37 (144A) (b)	284,535	563,379
GreenPoint Mortgage Funding Trust 2.889%, 12M MTA + 2.000%, 03/25/36 (b)	231,619	213,117
GSMPS Mortgage Loan Trust 1.587%, 1M USD LIBOR + 0.350%, 01/25/35 (144A) (b)	772,248	693,406
1.587%, 1M USD LIBOR + 0.350%, 03/25/35 (144A) (b)	933,060	852,074
1.587%, 1M USD LIBOR + 0.350%, 01/25/36 (144A) (b)	711,364	613,233
GSR Mortgage Loan Trust 6.000%, 07/25/37	998,012	922,502

Collateralized Mortgage Obligations—(Continued)
JPMorgan Alternative Loan Trust 1.447%, 1M USD LIBOR + 0.210%, 03/25/37 (b)	1,510,580	1,214,393
3.489%, 05/25/37 (b)	390,664	384,193
JPMorgan Mortgage Trust 3.000%, 05/25/47 (144A) (b)	3,384,093	3,420,049
3.000%, 08/25/47 (144A) (b)	1,525,033	1,539,350
6.500%, 08/25/36	351,008	300,749
LSTAR Securities Investment, Ltd. 3.237%, 1M USD LIBOR + 2.000%, 11/01/21 (144A) (b)	2,457,239	2,457,019
3.237%, 1M USD LIBOR + 2.000%, 02/01/22 (144A) (b)	3,651,348	3,653,674
3.237%, 1M USD LIBOR + 2.000%, 04/01/22 (144A) (b)	3,966,098	3,966,645
MASTR Resecuritization Trust 1.667%, 08/25/37 (144A) (b)	614,454	430,678
Merrill Lynch Mortgage Investors Trust 3.566%, 05/25/36 (b)	2,064,582	1,933,427
Morgan Stanley Resecuritization Trust 1.580%, 12M MTA + 0.750%, 06/26/47 (144A) (b)	513,989	480,313
Mortgage Loan Resecuritization Trust 1.566%, 1M USD LIBOR + 0.340%, 04/16/36 (144A) (b)	4,321,059	3,672,986
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.634%, 05/25/36	281,806	127,801
Nomura Resecuritization Trust 2.879%, 11/26/35 (144A) (b)	710,000	646,998
Residential Accredit Loans, Inc. Trust 1.397%, 1M USD LIBOR + 0.160%, 02/25/37 (b)	367,321	334,374
1.427%, 1M USD LIBOR + 0.190%, 07/25/37 (b)	988,857	928,055
1.467%, 1M USD LIBOR + 0.230%, 06/25/46 (b)	612,407	300,333
Structured Adjustable Rate Mortgage Loan Trust 3.286%, 04/25/47 (b)	1,425,465	1,093,737
Structured Asset Mortgage Investments Trust 1.427%, 1M USD LIBOR + 0.190%, 06/25/36 (b)	1,706,543	1,589,322
1.447%, 1M USD LIBOR + 0.210%, 05/25/46 (b)	341,692	282,437
1.467%, 1M USD LIBOR + 0.230%, 02/25/36 (b)	2,447,860	2,309,066
Structured Asset Securities Corp. Mortgage Loan Trust 6.000%, 10/25/36 (144A)	665,224	580,771
Wells Fargo Mortgage-Backed Securities Trust 3.281%, 07/25/36 (b)	78,388	78,480
3.354%, 10/25/35 (b)	402,414	337,693

		86,962,699

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—3.6%
AOA Mortgage Trust 3.110%, 12/13/29 (144A) (b)	460,000	$458,594
Aventura Mall Trust 3.867%, 12/05/32 (144A) (b)	1,030,000	1,049,683
BAMLL Commercial Mortgage Securities Trust 2.277%, 1M LIBOR + 1.050%, 09/15/26 (144A) (b)	499,000	500,051
3.227%, 1M LIBOR + 2.000%, 01/15/28 (144A) (b)	140,000	140,333
3.716%, 04/14/33 (144A) (b)	850,000	822,138
3.727%, 08/14/34 (144A) (b)	2,470,000	2,269,891
3.827%, 1M LIBOR + 2.600%, 09/15/26 (144A) (b)	260,000	260,113
4.727%, 1M LIBOR + 3.500%, 09/15/26 (144A) (b)	947,000	945,715
Banc of America Commercial Mortgage Trust 0.782%, 02/15/50 (b) (c)	8,000,000	409,440
1.439%, 02/15/50 (144A) (b) (c)	2,000,000	183,420
5.482%, 01/15/49 (b)	215,764	215,461
5.772%, 02/10/51 (b)	2,525,985	2,527,687
Bayview Commercial Asset Trust 1.484%, 1M LIBOR + 0.250%, 10/25/36 (144A) (b)	298,370	281,975
1.534%, 1M LIBOR + 0.300%, 10/25/36 (144A) (b)	303,604	287,655
1.537%, 1M LIBOR + 0.300%, 01/25/36 (144A) (b)	163,802	152,737
1.597%, 1M LIBOR + 0.360%, 04/25/36 (144A) (b)	200,150	190,128
1.687%, 1M LIBOR + 0.450%, 01/25/36 (144A) (b)	121,942	113,526
1.687%, 1M LIBOR + 0.450%, 09/25/37 (144A) (b)	776,469	722,615
2.237%, 1M LIBOR + 1.000%, 10/25/37 (144A) (b)	194,258	187,535
2.737%, 1M LIBOR + 1.500%, 12/25/37 (144A) (b)	720,000	530,107
3.987%, 1M LIBOR + 2.750%, 07/25/38 (144A) (b)	231,328	248,297
BB-UBS Trust 0.730%, 11/05/36 (144A) (b) (c)	85,480,000	3,317,641
4.160%, 11/05/36 (144A) (b)	330,000	323,465
BHMS Mortgage Trust 2.731%, 1M LIBOR + 1.500%, 07/05/33 (144A) (b)	8,333,700	8,333,693
BWAY Mortgage Trust 3.446%, 03/10/33 (144A)	1,495,000	1,490,658
3.454%, 03/10/33 (144A)	2,120,000	2,176,164
3.633%, 03/10/33 (144A)	600,000	595,547
4.058%, 03/10/33 (144A) (b)	1,210,000	1,179,609
BXHTL Mortgage Trust 4.923%, 1M LIBOR + 3.688%, 05/15/29 (144A) (b)	180,000	181,914
BXP Trust 3.379%, 06/13/39 (144A)	1,090,000	1,109,511
3.539%, 06/13/39 (144A) (b)	3,230,000	3,105,143
3.670%, 08/13/37 (144A) (b)	1,640,000	1,551,402

Commercial Mortgage-Backed Securities—(Continued)
CCRESG Commercial Mortgage Trust 5.671%, 04/10/29 (144A) (b)	230,000	233,157
CD Mortgage Trust 1.197%, 02/10/50 (b) (c)	3,449,682	259,955
3.631%, 02/10/50	350,000	364,548
5.648%, 10/15/48	473,654	485,793
6.581%, 11/15/44 (b)	1,885,466	1,884,415
CFCRE Commercial Mortgage Trust 0.892%, 05/10/58 (b) (c)	2,370,000	128,265
1.919%, 05/10/58 (b) (c)	2,552,312	280,860
CGDBB Commercial Mortgage Trust 2.017%, 1M LIBOR + 0.790%, 07/15/28 (144A) (b)	1,880,000	1,879,999
2.827%, 1M LIBOR + 1.600%, 07/15/28 (144A) (b)	1,110,000	1,109,998
3.377%, 1M LIBOR + 2.150%, 07/15/28 (144A) (b)	1,680,000	1,681,050
CGGS Commercial Mortgage Trust 2.757%, 02/10/33 (144A)	902,515	904,033
CGMS Commercial Mortgage Trust 2017-B1 3.458%, 08/15/50	310,000	317,204
Chicago Skyscraper Trust 3.734%, 1M LIBOR + 2.250%, 02/15/30 (144A) (b)	620,000	626,215
4.534%, 1M LIBOR + 3.300%, 02/15/30 (144A) (b)	1,340,000	1,353,430
5.334%, 1M LIBOR + 4.100%, 02/15/30 (144A) (b)	170,000	171,704
Citigroup Commercial Mortgage Trust 0.935%, 09/15/50 (b) (c)	2,460,000	175,843
1.384%, 10/10/47 (144A) (b) (c)	1,140,000	76,960
2.788%, 04/10/49 (144A)	930,000	716,574
3.520%, 09/10/31 (144A)	130,000	129,977
3.635%, 05/10/35 (144A) (b)	30,000	29,228
4.509%, 09/10/31 (144A)	250,000	255,221
4.997%, 04/15/49 (b)	40,000	41,977
CLNS Trust 4.735%, 1M LIBOR + 3.500%, 06/11/32 (144A) (b)	665,000	665,624
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.168%, 02/10/35 (144A) (b) (c)	60,958,000	401,104
1.479%, 03/10/46 (b) (c)	34,546,950	1,060,118
2.837%, 1M LIBOR + 1.600%, 02/13/32 (144A) (b)	1,280,000	1,284,926
3.285%, 10/10/36 (144A) (b)	270,000	255,712
3.487%, 1M LIBOR + 2.250%, 02/13/32 (144A) (b)	550,000	552,130
3.550%, 07/15/47	550,000	569,431
3.796%, 08/10/47	540,000	567,734
3.977%, 05/10/47	3,754,000	3,999,552
4.006%, 04/10/47	400,000	425,746
4.051%, 04/10/47	1,896,000	2,025,106
4.236%, 02/10/47 (b)	320,000	345,251
4.454%, 07/10/48 (b)	1,600,000	1,543,397

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates Mortgage Trust 4.487%, 1M LIBOR + 3.250%, 02/13/32 (144A) (b)	150,000	$150,900
4.564%, 12/10/47 (b)	420,000	420,283
4.697%, 08/10/48 (b)	1,256,000	1,283,540
4.893%, 07/15/47 (b)	1,280,000	1,295,157
5.833%, 06/10/44 (144A) (b)	190,000	195,987
Commercial Mortgage Trust 1.186%, 09/10/50 (b) (c)	2,680,000	245,032
3.214%, 08/13/32 (144A) (b)	690,000	679,245
3.807%, 05/10/48 (144A) (b)	1,140,000	1,121,810
3.831%, 08/13/32 (144A) (b)	630,000	617,223
Core Industrial Trust 3.077%, 02/10/34 (144A)	1,990,000	2,030,607
3.977%, 02/10/34 (144A) (b)	2,360,000	2,275,874
Cosmopolitan Hotel Trust 2.634%, 1M LIBOR + 1.400%, 11/15/33 (144A) (b)	1,749,000	1,759,699
Countrywide Commercial Mortgage Trust 6.462%, 11/12/43 (144A) (b)	59,127	59,042
Credit Suisse First Boston Mortgage Securities Corp. 4.952%, 07/15/37 (b)	70,000	71,679
5.234%, 10/15/39 (144A) (b)	250,000	257,040
Credit Suisse Mortgage Capital Certificates Trust 2.834%, 1M LIBOR + 1.600%, 11/15/33 (144A) (b)	290,000	291,102
DBJPM Mortgage Trust 1.000%, 06/10/50 (b) (c)	2,060,000	147,061
3.636%, 09/10/49 (144A) (b)	1,148,000	926,819
Eleven Madison Trust Mortgage Trust 3.673%, 09/10/35 (144A) (b)	440,000	456,251
GAHR Commercial Mortgage Trust 2.527%, 1M LIBOR + 1.300%, 12/15/34 (144A) (b)	149,089	148,913
3.495%, 12/15/34 (144A) (b)	2,767,000	2,738,675
GS Mortgage Securities Corp. 3.550%, 12/10/27 (144A) (b)	10,062,358	10,038,843
GS Mortgage Securities Corp. Trust 2.534%, 1M LIBOR + 1.300%, 07/15/32 (144A) (b)	80,000	80,049
2.734%, 1M LIBOR + 1.500%, 07/15/32 (144A) (b)	170,000	170,156
3.034%, 1M LIBOR + 1.800%, 07/15/32 (144A) (b)	70,000	70,108
3.734%, 1M LIBOR + 2.500%, 07/15/32 (144A) (b)	40,000	40,012
GS Mortgage Securities Trust 3.000%, 08/10/50 (144A)	240,000	202,264
3.345%, 07/10/48	300,000	248,447
3.931%, 09/10/47	800,000	848,857
4.529%, 04/10/47 (b)	50,000	50,548
4.559%, 07/10/48 (b)	500,000	504,967
4.801%, 06/10/47 (144A) (b)	100,000	83,934

Commercial Mortgage-Backed Securities—(Continued)
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,216,234
IMT Trust 3.478%, 06/15/34 (144A)	540,000	553,267
3.613%, 06/15/34 (144A) (b)	570,000	555,144
JPMBB Commercial Mortgage Securities Trust 1.072%, 05/15/48 (b) (c)	1,242,854	45,805
1.080%, 09/15/47 (b) (c)	2,853,493	137,707
3.775%, 08/15/47	550,000	579,106
3.801%, 09/15/47	220,000	231,507
4.272%, 12/15/48 (144A) (b)	300,000	289,214
4.711%, 09/15/47 (144A) (b)	420,000	357,589
JPMCC Commercial Mortgage Securities Trust 4.050%, 09/15/50	110,000	112,291
4.804%, 03/15/50 (144A) (b)	650,000	636,339
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (b) (c)	2,067,000	113,062
JPMorgan Chase Commercial Mortgage Securities Trust 0.688%, 04/15/46 (b) (c)	4,900,000	133,190
0.750%, 08/15/49 (144A) (b) (c)	5,300,000	281,042
0.956%, 12/15/49 (b) (c)	994,944	46,020
2.736%, 1M LIBOR + 1.500%, 02/12/51 (b)	916,246	896,012
2.854%, 10/06/38 (144A) (b)	1,670,000	1,640,456
2.927%, 1M LIBOR + 1.700%, 07/15/36 (144A) (b)	1,998,274	2,002,642
JPMorgan Chase Commercial Mortgage Securities Trust 3.429%, 06/10/27 (144A)	1,140,000	1,155,289
4.400%, 01/15/49 (b)	970,000	896,555
4.900%, 01/15/49 (b)	1,785,000	1,866,663
5.084%, 10/15/29 (144A) (b)	470,000	470,000
6.206%, 1M LIBOR + 3.850%, 08/12/40 (144A) (b)	410,000	496,453
Lehman Brothers Small Balance Commercial Mortgage Trust 1.487%, 1M LIBOR + 0.250%, 03/25/37 (144A) (b)	836,458	779,462
Lone Star Portfolio Trust 3.034%, 1M LIBOR + 1.800%, 09/15/28 (144A) (b)	228,798	229,513
6.834%, 1M LIBOR + 5.600%, 09/15/28 (144A) (b)	409,547	415,656
LSTAR Commercial Mortgage Trust 1.392%, 03/10/50 (144A) (b) (c)	998,572	51,948
Merrill Lynch Mortgage Trust 6.527%, 09/12/42 (144A) (b)	490,000	526,925
Morgan Stanley Bank of America Merrill Lynch Trust 1.337%, 12/15/47 (144A) (b) (c)	1,810,000	111,294
1.437%, 01/15/49 (b) (c)	1,726,873	134,482
1.604%, 11/15/49 (b) (c)	1,110,389	103,296
3.060%, 10/15/48 (144A)	820,000	662,364
3.068%, 10/15/48	1,300,000	1,053,045
3.892%, 06/15/47	2,600,000	2,745,977

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust 4.272%, 07/15/50 (144A) (b)	700,000	$561,854
4.558%, 05/15/50 (b)	300,000	308,871
4.679%, 10/15/48 (b)	750,000	776,523
Morgan Stanley Capital Trust 2.362%, 06/15/50 (144A) (b) (c)	1,190,000	207,941
2.546%, 06/15/50 (144A)	1,510,000	1,172,193
3.560%, 07/13/29 (144A) (b)	540,000	531,073
3.984%, 1M LIBOR + 2.750%, 08/15/26 (144A) (b)	300,000	299,460
4.164%, 05/15/48 (144A) (b)	110,000	94,193
4.164%, 05/15/48 (b)	150,000	148,174
4.281%, 06/15/50 (b)	339,000	339,771
4.634%, 1M LIBOR + 3.400%, 02/15/34 (144A) (b)	280,000	281,136
Olympic Tower Mortgage Trust 0.511%, 05/10/39 (144A) (b) (c)	13,300,000	446,109
4.077%, 05/10/39 (144A) (b)	3,155,000	3,070,389
One Market Plaza Trust Zero Coupon, 02/10/32 (144A) (b) (c)	4,222,000	4
0.218%, 02/10/32 (144A) (b) (c)	21,110,000	125,182
Park Avenue Mortgage Trust 3.355%, 09/15/34 (144A) (b)	1,840,000	1,806,508
Park Avenue Trust 0.271%, 06/05/37 (144A) (b) (c)	5,000,000	81,381
3.779%, 06/05/37 (144A) (b)	3,050,000	2,910,486
RAIT Trust 2.181%, 1M LIBOR + 0.950%, 06/15/37 (144A) (b)	1,259,914	1,260,437
Resource Capital Corp., Ltd. 2.034%, 1M LIBOR + 0.800%, 07/15/34 (144A) (b)	1,110,000	1,112,424
3.234%, 1M LIBOR + 2.000%, 07/15/34 (144A) (b)	350,000	349,999
STRIPs, Ltd. 0.500%, 12/25/44 (144A)	921,629	908,586
UBS Commercial Mortgage Trust 1.777%, 06/15/50 (b) (c)	2,142,132	246,528
UBS-Barclays Commercial Mortgage Trust 4.427%, 1M LIBOR + 3.200%, 02/15/28 (144A) (b)	950,000	953,904
Velocity Commercial Capital Loan Trust 3.667%, 1M LIBOR + 2.430%, 06/25/45 (144A) (b)	683,194	687,553
VNDO Trust 4.033%, 01/10/35 (144A) (b)	810,000	781,305
Wachovia Bank Commercial Mortgage Trust 5.632%, 10/15/48 (b)	161,622	161,518
Waldorf Astoria Boca Raton Trust 2.584%, 1M LIBOR + 1.350%, 06/15/29 (144A) (b)	1,590,000	1,592,830
Wells Fargo Commercial Mortgage Trust 1.089%, 12/15/48 (b) (c)	1,323,326	74,966
1.118%, 02/15/48 (b) (c)	8,444,721	441,746
1.237%, 12/15/59 (b) (c)	5,066,258	331,934

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 1.410%, 08/15/49 (144A) (b) (c)	1,430,000	124,138
1.484%, 08/15/49 (b) (c)	2,800,000	277,900
3.453%, 07/15/50	449,000	460,842
3.754%, 12/15/48 (b)	110,000	98,244
4.502%, 09/15/50 (144A) (b)	150,000	142,048
WF-RBS Commercial Mortgage Trust 1.302%, 05/15/47 (b) (c)	11,751,233	582,069
3.678%, 08/15/47	595,000	622,358
3.914%, 09/15/57 (b)	1,540,000	1,493,534

		139,565,869

Total Mortgage-Backed Securities (Cost $225,203,034)		226,528,568

Foreign Government—5.6%

Banks—0.0%
Banque Centrale de Tunisie International Bonds 4.500%, 06/22/20 (EUR)	467,000	579,527

Sovereign—5.6%
Argentine Republic Government International Bonds 5.000%, 01/15/27 (EUR)	652,000	761,028
5.625%, 01/26/22	5,037,000	5,288,850
6.250%, 04/22/19 (d)	11,907,000	12,532,118
6.875%, 01/26/27	523,000	565,102
7.820%, 12/31/33 (EUR) (k)	1,221,996	1,603,626
Brazilian Government International Bonds 4.250%, 01/07/25	650,000	656,500
6.000%, 04/07/26	978,000	1,085,580
Colombia Government International Bonds 3.875%, 04/25/27	751,000	763,016
4.000%, 02/26/24	9,755,000	10,164,710
4.375%, 07/12/21 (d)	2,449,000	2,613,083
11.750%, 02/25/20	31,000	37,913
Egypt Government International Bonds 5.750%, 04/29/20	1,558,000	1,613,153
8.500%, 01/31/47	804,000	895,783
8.500%, 01/31/47 (144A)	770,000	857,902
Hungary Government International Bonds 5.375%, 03/25/24	3,500,000	4,003,125
Indonesia Government International Bonds 4.125%, 01/15/25	980,000	1,028,483
4.750%, 01/08/26 (d)	3,912,000	4,265,355
5.875%, 03/13/20	1,812,000	1,970,599
Indonesia Treasury Bonds 7.000%, 05/15/27 (IDR)	9,413,000,000	725,770
7.500%, 08/15/32 (IDR)	47,017,000,000	3,656,567
7.500%, 05/15/38 (IDR)	34,777,000,000	2,672,373
8.250%, 05/15/36 (IDR)	81,085,000,000	6,616,112
8.375%, 03/15/24 (IDR)	3,371,000,000	276,851
8.375%, 09/15/26 (IDR)	29,172,000,000	2,438,761
8.375%, 03/15/34 (IDR)	26,518,000,000	2,167,668

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Lebanon Government International Bonds 6.100%, 10/04/22	2,125,000	$2,121,515
6.250%, 11/04/24	1,145,000	1,122,205
6.650%, 04/22/24	730,000	730,628
6.850%, 03/23/27	2,575,000	2,561,255
Mexican Bonos 4.750%, 06/14/18 (MXN)	75,800,000	4,097,071
5.000%, 12/11/19 (MXN)	777,500,000	41,166,512
8.500%, 11/18/38 (MXN)	29,300,000	1,832,529
10.000%, 11/20/36 (MXN)	27,800,000	1,971,159
Mexican Udibonos 3.500%, 12/14/17 (MXN) (k)	21,144,951	1,167,710
Mexico Government International Bonds 4.150%, 03/28/27 (d)	20,921,000	21,989,017
Panama Government International Bonds 3.750%, 03/16/25	3,490,000	3,650,540
Peruvian Government International Bonds 7.350%, 07/21/25 (d)	2,900,000	3,807,700
Philippine Government International Bonds 5.500%, 03/30/26	5,610,000	6,695,451
Republic of South Africa Government Bonds 5.500%, 03/09/20	5,087,000	5,410,167
6.250%, 03/31/36 (ZAR)	20,135,000	1,072,429
6.500%, 02/28/41 (ZAR)	10,085,000	527,984
8.750%, 02/28/48 (ZAR)	39,150,000	2,615,138
Republic of South Africa Government International Bonds 5.875%, 05/30/22	849,000	932,148
Russian Federal Bonds - OFZ 7.050%, 01/19/28 (RUB)	171,976,000	2,900,329
7.400%, 12/07/22 (RUB)	80,929,000	1,401,213
7.500%, 08/18/21 (RUB)	78,779,000	1,370,831
7.750%, 09/16/26 (RUB)	302,752,000	5,349,232
8.150%, 02/03/27 (RUB)	233,081,000	4,241,783
Saudi Government International Bonds 3.625%, 03/04/28 (144A)	6,624,000	6,608,765
Turkey Government Bonds 8.800%, 09/27/23 (TRY)	7,570,000	1,946,174
9.200%, 09/22/21 (TRY)	14,475,000	3,834,121
11.000%, 03/02/22 (TRY)	19,925,000	5,625,830
Turkey Government International Bonds 5.125%, 03/25/22	261,000	273,287
6.000%, 03/25/27	1,945,000	2,087,841
7.000%, 06/05/20	2,878,000	3,142,488
7.375%, 02/05/25	2,221,000	2,579,803
Uruguay Government International Bonds 4.375%, 10/27/27 (k)	3,280,000	3,534,200

		217,627,083

Total Foreign Government (Cost $217,091,895)		218,206,610

Municipals—4.6%
Security Description	Principal Amount*	Value
Adams & Weld Counties School District No. 27J 5.000%, 12/01/42	560,000	656,914
American Municipal Power, Inc., Build America Bonds 6.449%, 02/15/44	355,000	477,053
Arizona Health Facilities Authority 1.680%, 01/01/37 (b)	780,000	682,539
Aurora, CO Water Revenue 5.000%, 08/01/46	670,000	776,604
Bay Area Toll Bridge Authority, Build America Bonds 6.918%, 04/01/40	1,575,000	2,244,013
7.043%, 04/01/50	1,580,000	2,435,570
Brooklyn Arena Local Development Corp. 5.000%, 07/15/42	990,000	1,115,987
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	1,790,000	1,709,002
California Health Facilities Financing Authority 5.000%, 08/15/33	495,000	585,511
California Pollution Control Financing Authority 5.000%, 11/21/45 (144A)	450,000	483,935
California State Public Works Board, Build America Bonds 8.361%, 10/01/34	760,000	1,153,019
Central Texas Regional Mobility Authority 5.000%, 01/01/45	350,000	391,622
5.000%, 01/01/46	350,000	392,623
Chesapeake Bay Bridge & Tunnel District 5.000%, 07/01/41	360,000	407,894
5.000%, 07/01/51	275,000	307,368
Chino Valley Unified School District 5.250%, 08/01/47	940,000	1,123,244
City & County of Honolulu, HI 5.000%, 09/01/41	330,000	388,384
Clark County Department of Aviation 5.000%, 07/01/21	640,000	721,254
Clark County School District 5.000%, 06/15/23	295,000	346,439
5.000%, 06/15/24	350,000	417,218
5.000%, 06/15/26	25,000	30,121
5.000%, 06/15/27	355,000	426,245
5.000%, 06/15/28	360,000	429,282
Colorado Health Facilities Authority 5.250%, 02/01/31	325,000	346,915
Commonwealth Financing Authority 4.144%, 06/01/38	730,000	762,062
Commonwealth of Puerto Rico 8.000%, 07/01/35	14,975,000	7,262,875
Connecticut State Health & Educational Facility Authority 5.000%, 07/01/45	1,640,000	1,804,776
Dallas Area Rapid Transit 5.000%, 12/01/41	680,000	787,909
5.000%, 12/01/46	920,000	1,060,199

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
District of Columbia Water & Sewer Authority 5.000%, 10/01/52	1,010,000	$1,157,844
District of Columbia, Income Tax Revenue, Build America Bonds 5.591%, 12/01/34	1,055,000	1,310,236
Dutchess County Local Development Corp. 5.000%, 07/01/46	1,025,000	1,147,282
East Bay Municipal Utility District Water System Revenue 5.000%, 06/01/45	290,000	342,589
Geisinger Authority 5.000%, 02/15/45	730,000	834,324
Golden State Tobacco Securitization Corp. 5.125%, 06/01/47	1,820,000	1,791,226
5.750%, 06/01/47	340,000	340,721
Grant County Public Utility District No. 2 4.584%, 01/01/40	315,000	325,455
Great Lakes Water Authority Water Supply System Revenue 5.250%, 07/01/33	150,000	181,167
Houston TX, Combined Utility System Revenue 5.000%, 11/15/35	450,000	531,139
Hutto, TX 5.000%, 08/01/57	280,000	320,334
Kentucky Economic Development Finance Authority 5.250%, 06/01/50	330,000	356,743
Los Angeles, CA Community College District, Build America Bonds 6.600%, 08/01/42	2,280,000	3,296,652
Los Angeles, CA Department of Airports 5.000%, 05/15/47	450,000	515,776
Los Angeles, CA Department of Water & Power Revenue, Build America Bonds 6.603%, 07/01/50	565,000	856,845
Los Angeles, CA Unified School District, Build America Bonds 6.758%, 07/01/34	640,000	890,336
Massachusetts Bay Transportation Authority 5.000%, 07/01/39	320,000	375,661
5.000%, 07/01/40	340,000	398,511
5.000%, 07/01/41	660,000	772,365
5.000%, 07/01/42	670,000	782,835
5.000%, 07/01/43	300,000	349,971
5.000%, 07/01/44	300,000	349,422
5.000%, 07/01/45	300,000	349,146
Massachusetts Development Finance Agency 5.000%, 07/01/47	500,000	562,870
Massachusetts Educational Financing Authority 5.000%, 01/01/22	500,000	560,085
Massachusetts State Clean Water Trust Revenue 5.000%, 02/01/27	325,000	400,566
5.000%, 02/01/28	500,000	611,950
Mesquite, TX Independent School District 5.000%, 08/15/42	570,000	661,046
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board 5.000%, 07/01/46	690,000	766,804
Metropolitan Transportation Authority 5.000%, 11/15/42	670,000	779,377
5.250%, 11/15/57	820,000	961,138
Metropolitan Transportation Authority, Build America Bonds 6.668%, 11/15/39	170,000	236,915
6.687%, 11/15/40	590,000	820,472
6.814%, 11/15/40	1,005,000	1,412,326
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Zero Coupon, 10/01/39	350,000	147,105
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Build America Bonds 7.462%, 10/01/46	560,000	811,765
Miami-Dade County, FL 5.000%, 07/01/35	395,000	456,995
Miami-Dade County, FL Aviation Revenue 2.504%, 10/01/24	1,000,000	973,620
3.354%, 10/01/29	195,000	192,641
3.454%, 10/01/30	355,000	354,262
3.504%, 10/01/31	330,000	330,363
5.000%, 10/01/38	1,025,000	1,155,780
5.000%, 10/01/40	560,000	645,126
Miami-Dade County, FL Educational Facilities Authority 5.073%, 04/01/50	655,000	720,068
Michigan Finance Authority 5.000%, 11/15/41	330,000	366,706
Mississippi State Hospital Equipment & Facilities Authority, Baptist Memorial Health Care 5.000%, 09/01/46	630,000	687,670
Missouri State Health & Educational Facilities Authority Revenue 3.652%, 08/15/57	1,030,000	1,014,880
5.000%, 11/15/29	340,000	399,466
Municipal Electric Authority of Georgia 5.000%, 01/01/20	650,000	701,811
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	1,000,000	1,263,740
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40	1,451,000	2,187,861
New Jersey Transportation Trust Fund Authority 5.000%, 06/15/29	380,000	423,620
New York City Transitional Finance Authority Building Aid Revenue 5.000%, 07/15/40	370,000	425,163
New York City Transitional Finance Authority Future Tax Secured Revenue 2.280%, 05/01/26	520,000	493,511
3.050%, 05/01/27	1,670,000	1,668,263

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 08/01/31	190,000	$227,246
5.000%, 02/01/35	410,000	477,896
5.000%, 05/01/36	390,000	454,693
New York City Water & Sewer System 5.000%, 06/15/47	2,845,000	3,299,375
5.375%, 06/15/43	2,360,000	2,657,266
5.500%, 06/15/43	2,825,000	3,198,493
5.882%, 06/15/44	1,150,000	1,575,120
New York City Water & Sewer System, Build America Bonds 5.750%, 06/15/41	675,000	894,827
New York Convention Center Development Corp. 5.000%, 11/15/40	370,000	424,383
5.000%, 11/15/46	920,000	1,053,934
New York State Dormitory Authority 5.000%, 02/15/27	370,000	456,047
5.000%, 02/15/28	370,000	452,366
5.000%, 03/15/29	1,010,000	1,234,008
5.000%, 02/15/31	330,000	395,819
New York State Dormitory Authority Revenue 5.000%, 03/15/32	580,000	689,933
New York State Dormitory Authority, Build America Bonds 5.389%, 03/15/40	1,075,000	1,341,331
New York State Urban Development Corp. 2.860%, 03/15/24	2,030,000	2,031,786
3.120%, 03/15/25	980,000	990,515
New York Transportation Development Corp. 5.000%, 07/01/46	340,000	372,524
5.250%, 01/01/50	1,550,000	1,719,477
North Carolina Department of Transportation 5.000%, 06/30/54	1,000,000	1,072,150
Northwest Independent School District 5.000%, 02/15/42	820,000	942,483
Orange County Local Transportation Authority, Build America Bonds 6.908%, 02/15/41	1,420,000	2,005,225
Oregon School Boards Association 4.759%, 06/30/28	1,740,000	1,926,232
5.490%, 06/30/23	1,115,000	1,285,361
Oxnard School District 5.000%, 08/01/45	460,000	525,992
Palm Beach County, FL School Board 5.000%, 08/01/26	1,640,000	2,007,196
Pennsylvania Economic Development Financing Authority 5.000%, 12/31/38	510,000	570,828
Pennsylvania Turnpike Commission 5.000%, 06/01/42	280,000	314,653
5.250%, 06/01/47	280,000	321,594
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,435,000	1,606,081
4.810%, 10/15/65	720,000	838,476
4.960%, 08/01/46	1,910,000	2,339,081
Port Authority of New York & New Jersey 5.000%, 11/15/47	290,000	332,908
Princeton Independent School District 5.250%, 02/15/47	580,000	688,460
Public Power Generation Agency Revenue 5.000%, 01/01/35	360,000	412,618
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds 6.583%, 05/15/49	1,455,000	2,018,027
Richardson Independent School District 5.000%, 02/15/42	570,000	658,339
Riverside, CA, Electric Revenue, Buld America Bonds 7.605%, 10/01/40	525,000	792,361
Royal Oak Hospital Finance Authority 5.000%, 09/01/39	450,000	496,327
Salt Lake City Corp. Airport Revenue 5.000%, 07/01/47	1,510,000	1,737,826
Salt River Project Agricultural Improvement & Power District 5.000%, 12/01/36	460,000	539,364
San Antonio, TX Electric & Gas Systems Revenue, Build Amereica Bonds 5.808%, 02/01/41	470,000	613,599
San Diego Public Facilities Financing Authority Sewer Revenue 5.000%, 05/15/39	475,000	554,895
San Francisco City & County Airport Comm-San Francisco International Airport 5.000%, 05/01/41	660,000	753,271
5.000%, 05/01/46	280,000	317,764
South Carolina Public Service Authority 2.388%, 12/01/23	1,085,000	1,014,811
5.000%, 12/01/46	280,000	306,572
5.000%, 12/01/49	700,000	761,005
5.000%, 12/01/50	700,000	763,602
State Board of Administration Finance Corp. 2.995%, 07/01/20	1,315,000	1,340,314
State of California General Obligation Unlimited 5.000%, 09/01/27	325,000	400,335
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	550,000	812,289
7.500%, 04/01/34	1,125,000	1,634,546
7.550%, 04/01/39	1,375,000	2,108,700
7.600%, 11/01/40	3,780,000	5,914,755
State of California, General Obligation Unlimited, Build America Bonds 7.300%, 10/01/39	345,000	507,143
State of Georgia 5.000%, 07/01/26	355,000	442,944
5.000%, 02/01/28	670,000	835,724
5.000%, 02/01/29	670,000	829,956
5.000%, 02/01/30	670,000	825,494
5.000%, 02/01/31	700,000	855,855
5.000%, 02/01/32	700,000	851,270

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	4,320,000	$4,368,816
State of Kansas Department of Transportation 5.000%, 09/01/35	340,000	399,330
State of Maryland 5.000%, 03/15/28	330,000	411,319
State of Ohio 5.000%, 05/01/27	680,000	822,242
5.000%, 05/01/30	460,000	550,151
5.000%, 03/15/32	930,000	1,093,726
5.000%, 05/01/32	620,000	738,166
5.000%, 05/01/34	420,000	496,520
5.000%, 05/01/35	420,000	494,924
5.000%, 05/01/36	1,015,000	1,192,229
5.000%, 05/01/37	760,000	890,408
State of Washington General Obligation Unlimited 5.000%, 07/01/28	330,000	392,284
5.000%, 08/01/28	415,000	507,014
5.000%, 08/01/29	415,000	504,047
5.000%, 08/01/30	415,000	501,100
5.000%, 08/01/40	1,190,000	1,397,464
5.000%, 08/01/41	1,280,000	1,499,584
5.000%, 08/01/42	1,380,000	1,614,172
State of Wisconsin 3.154%, 05/01/27	1,740,000	1,761,820
Sumter Landing Community Development District 4.172%, 10/01/47	385,000	401,955
Tampa-Hillsborough County Expressway Authority 5.000%, 07/01/47	280,000	321,135
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 12/31/55	170,000	185,949
Texas Water Development Board 5.000%, 10/15/40	570,000	663,657
5.000%, 10/15/45	490,000	567,067
Tobacco Settlement Financing Corp. 5.000%, 06/01/41	720,000	697,622
TSASC, Inc. 5.000%, 06/01/41	560,000	621,057
United Independent School District 5.000%, 08/15/47	510,000	594,170
University of California CA, Revenue 3.063%, 07/01/25	665,000	681,352
4.858%, 05/15/12	980,000	1,056,254
University of Houston 5.000%, 02/15/33	390,000	458,039
5.000%, 02/15/34	350,000	409,343
5.000%, 02/15/35	800,000	932,384
5.000%, 02/15/36	1,040,000	1,207,887
University of Massachusetts Building Authority 5.000%, 11/01/31	500,000	592,110
University of New Mexico 5.000%, 06/01/47	600,000	687,510
University of Texas 2.756%, 05/15/26	1,810,000	1,802,778
2.836%, 05/15/27	805,000	801,756
University of Virginia 4.179%, 09/01/17	845,000	848,338
5.000%, 04/01/44	720,000	848,628
5.000%, 04/01/46	650,000	764,939
Weld County School District No. 2 5.250%, 12/01/41	560,000	662,715
West Virginia Hospital Finance Authority 5.000%, 06/01/19	365,000	387,239
5.000%, 06/01/20	390,000	426,543
5.000%, 06/01/21	390,000	437,553
5.000%, 06/01/22	425,000	485,941
5.000%, 06/01/23	355,000	412,137
5.000%, 06/01/24	375,000	440,734
Wisconsin Health & Educational Facilities Authority 5.000%, 12/15/44	310,000	337,296

Total Municipals (Cost $177,408,717)		178,689,991

Floating Rate Loans (m)—0.6%

Diversified Financial Services—0.5%
LSTAR Securities Financing Vehicle Term Loan, 3.237%,1M LIBOR + 2.000%, 06/16/25	7,050,426	6,971,462
Term Loan, 3.737%, 1M LIBOR + 2.500%, 05/10/25	12,411,624	12,302,401

		19,273,863

Lodging—0.1%
Shutter Casa Del Mar Term Loan, 3.605%, 1M LIBOR + 2.370%, 06/09/24 (i)	5,000,000	5,000,000

Total Floating Rate Loans (Cost $24,292,157)		24,273,863

Preferred Stock—0.2%

Banks—0.2%
Citigroup Capital, 7.681%, 10/30/40 (b) (Cost $7,956,785)	292,339	8,121,178

		8,121,178

Escrow Shares—0.0%

Savings & Loans—0.0%
Washington Mutual Bank (h) (i) (l)	2,440,000	0
Washington Mutual Bank (h) (i) (l)	5,027,000	1
Washington Mutual Bank (h) (i) (l)	1,310,000	0

Total Escrow Shares (Cost $0)		1

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investment—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $9,646,540 on 10/02/17, collateralized by $10,017,000 U.S. Treasury Note at 1.125% due 02/28/21 with a value of $9,839,792.	9,646,444	$9,646,444

Total Short-Term Investments (Cost $9,646,444)		9,646,444

Securities Lending Reinvestments (n)—3.9%

Certificates of Deposit—2.0%
Banco Del Estado De Chile New York 1.382%, 1M LIBOR + 0.150%, 01/05/18 (b)	5,000,000	4,999,610
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (b)	1,000,000	1,000,118
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (b)	2,000,000	2,000,418
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,500,000	1,500,000
1.360%, 11/20/17	1,000,000	1,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (b)	2,500,000	2,500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (b)	2,000,000	2,000,198
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (b)	3,500,000	3,500,126
1.494%, 1M LIBOR + 0.260%, 10/16/17 (b)	1,500,000	1,500,072
KBC Bank NV 1.380%, 10/26/17	3,000,000	3,000,330
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	1,997,408	1,998,980
Landesbank Hessen-Thuringen 1.300%, 10/06/17	5,000,000	5,000,115
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (b)	2,000,000	2,000,000
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (b)	1,000,000	999,988
1.436%, 1M LIBOR + 0.200%, 02/12/18 (b)	1,000,000	1,000,747
1.494%, 1M LIBOR + 0.260%, 10/18/17 (b)	2,000,000	2,000,068
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (b)	4,200,000	4,201,470

Certificates of Deposit—(Continued)
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (b)	4,500,000	4,499,842
Norinchukin Bank New York 1.486%, 1M LIBOR + 0.250%, 10/13/17 (b)	2,000,000	2,000,074
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (b)	1,500,000	1,499,933
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (b)	4,500,000	4,500,369
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (b)	3,000,000	2,999,910
1.432%, 1M LIBOR + 0.200%, 02/05/18 (b)	2,000,000	2,000,208
Sumitomo Mitsui Trust Bank, Ltd., New York 1.401%, 1M LIBOR + 0.170%, 12/04/17 (b)	2,000,000	2,000,000
1.488%, 1M LIBOR + 0.250%, 10/26/17 (b)	2,000,000	2,000,200
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (b)	4,000,000	4,000,544
Swedbank AB 1.140%, 10/02/17	5,000,000	4,999,995
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (b)	1,500,000	1,500,483
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (b)	3,500,000	3,500,843

		75,704,641

Commercial Paper—0.9%
Barton Capital S.A. 1.320%, 12/11/17	996,700	997,384
1.330%, 10/05/17	3,987,143	3,999,720
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (b)	4,000,000	4,000,684
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (b)	2,500,000	2,500,135
Kells Funding LLC 1.400%, 03/01/18	1,489,325	1,490,965
LMA S.A. & LMA Americas 1.420%, 12/11/17	3,479,154	3,491,197
Macquarie Bank, Ltd., London 1.340%, 10/27/17	1,993,151	1,998,139
Ridgefield Funding Co. LLC 1.350%, 11/17/17	2,490,156	2,495,735
Sheffield Receivables Co. 1.330%, 10/05/17	2,990,025	2,999,805

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (b)	5,000,000	$5,001,160
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (b)	5,200,000	5,200,963

		34,175,887

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $7,975,558 on 10/02/17, collateralized by $13,262,934 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $8,134,358.	7,974,861	7,974,861
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,200,193 on 10/02/17, collateralized by $2,239,617 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,244,000.	2,200,000	2,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $300,030 on 10/02/17, collateralized by $301,773 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $306,001.	300,000	300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,500,156 on 10/02/17, collateralized by $1,527,869 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,530,001.	1,500,000	1,500,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $200,021 on 10/02/17, collateralized by $200,991 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,256,650 on 01/02/18, collateralized by $6,730 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,389,419.	1,250,000	1,250,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,000,085 on 10/02/17, collateralized by $959,293 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,020,778.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $5,385,847 on 10/02/17, collateralized by various Common Stock with a value of $5,830,000.	5,300,000	5,300,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $3,021,945 on 01/02/18, collateralized by Common Stock with a value of $3,300,001.	3,000,000	3,000,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $5,000,492 on 10/02/17, collateralized by $12,429,060 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $5,100,502.	5,000,000	5,000,000

		27,924,861

Time Deposits—0.3%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Australia New Zealand Bank 1.070%, 10/02/17	5,000,000	5,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	100,000	100,000
National Bank of Canada 1.060%, 10/02/17	5,000,000	5,000,000
Standard Chartered plc 1.200%, 10/02/17	100,000	100,000
Svenska 1.050%, 10/02/17	1,000,000	1,000,000

		13,400,000

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Value
Total Securities Lending Reinvestments (Cost $151,195,746)	$151,205,389

Total Purchased Options—0.1% (Cost $4,917,539)	4,489,762
Total Investments—138.1% (Cost $5,321,909,658)	5,352,605,789
Other assets and liabilities (net)—(38.1)%	(1,476,137,832)

Net Assets—100.0%	$3,876,467,957

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $150,078,928 and the collateral received consisted of cash in the amount of $151,147,923. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2017, the value of securities pledged amounted to $870,670,614.
(f)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2017, the market value of securities pledged was $421,688.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $2,078,867.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.2% of net assets.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(k)	Principal amount of security is adjusted for inflation.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $774,300,184, which is 20.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(AUD)—	Australian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(ICE)—	Intercontinental Exchange, Inc.
(IDR)—	Indonesian Rupiah
(LIBOR)—	London Interbank Offered Rate
MTA—	Monthly Treasury Average Index
(MXN)—	Mexican Peso
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira
(ZAR)—	South African Rand

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd., 4.355%, 01/10/39	02/10/04	$844,490	$844,490	$0

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank AG	0.050%	09/29/17	10/02/17	USD	7,338,843	$7,338,843
Bank of America N.A.	1.050%	09/29/17	10/02/17	USD	10,203,615	10,203,615

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Reverse Repurchase Agreements—(Continued)

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Capital, Inc.	0.800%	09/29/17	10/02/17	USD	21,364,455	$21,364,455
BNP Paribas S.A.	1.200%	09/29/17	10/02/17	USD	50,589,157	50,589,157
Deutsche Bank AG	1.250%	09/29/17	10/02/17	USD	51,346,329	51,346,329
JPMorgan Chase Bank N.A.	1.250%	09/29/17	10/02/17	USD	51,533,625	51,533,625
BNP Paribas S.A.	0.150%	09/29/17	10/02/17	USD	92,070,247	92,070,247
Bank of America N.A.	1.180%	09/29/17	10/02/17	USD	121,823,800	121,823,800
Credit Suisse International	1.250%	09/29/17	10/02/17	USD	159,300,776	159,300,776
Bank of America N.A.	1.270%	09/29/17	10/02/17	USD	183,811,042	183,811,042
Bank of America N.A.	0.650%	09/29/17	10/02/17	USD	217,609,044	217,609,044

Total						$966,990,933

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments. In addition to the collateral disclosed in the Schedule of Investments, a U.S. Treasury Note with a value of $92,060,744, sold on 9/29/17 with a settlement date of 10/2/17, was part of the collateral as of 9/30/17.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	(10,848,200)	$(11,000,753)	$(10,921,934)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(361,000)	(378,433)	(370,928)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(37,847,000)	(39,492,593)	(39,414,100)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(3,709,000)	(3,834,179)	(3,831,861)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(184,011,942)	(186,355,919)	(184,615,722)
Fannie Mae 30 Yr. Pool	3.500%	TBA	(8,228,158)	(8,478,754)	(8,482,395)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(77,614,000)	(81,985,666)	(81,719,051)
Fannie Mae 30 Yr. Pool	6.000%	TBA	(2,002,000)	(2,251,624)	(2,252,563)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(108,380,221)	(109,608,872)	(108,773,945)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,310,219)	(3,308,766)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(4,881,000)	(5,188,350)	(5,202,841)

Totals				$(451,885,362)	$(448,894,106)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	23,600	Barclays Bank plc	10/13/17	USD	18,811	$(301)
AUD	1,214,000	Deutsche Bank AG	10/13/17	USD	971,266	(19,100)
AUD	1,526,000	Bank of America N.A.	11/08/17	USD	1,193,315	3,176
AUD	725,000	Citibank N.A.	12/20/17	USD	580,971	(12,795)
BRL	4,468,037	BNP Paribas S.A.	10/03/17	USD	1,410,365	379
BRL	66,623	Deutsche Bank AG	10/03/17	USD	21,030	6
BRL	4,575,178	Goldman Sachs International	10/03/17	USD	1,442,000	2,572
CAD	1,352,861	BNP Paribas S.A.	10/16/17	USD	1,086,225	(1,872)
CAD	1,913,939	BNP Paribas S.A.	10/18/17	USD	1,551,750	(17,658)
CLP	854,787,021	Citibank N.A.	10/05/17	USD	1,367,000	(31,532)
CLP	869,070,250	Credit Suisse International	11/03/17	USD	1,367,000	(10,042)
CLP	873,977,780	Deutsche Bank AG	11/03/17	USD	1,367,000	(2,380)
COP	7,293,458,280	Credit Suisse International	10/06/17	USD	2,468,000	14,646
COP	3,466,260,000	Deutsche Bank AG	10/06/17	USD	1,179,000	892
COP	162,107,000	UBS AG	10/06/17	USD	55,000	180
EUR	1,210,000	HSBC Bank plc	10/11/17	USD	1,430,248	472
EUR	1,210,000	Morgan Stanley & Co. International plc	10/11/17	USD	1,454,980	(24,260)
EUR	550,000	Goldman Sachs International	12/20/17	USD	659,670	(6,796)

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	275,000	Citibank N.A.	12/20/17	USD	370,222	$(838)
GBP	275,000	Citibank N.A.	12/20/17	USD	369,424	(40)
IDR	18,030,240,000	JPMorgan Chase Bank N.A.	10/12/17	USD	1,368,000	(30,420)
IDR	47,912,044,000	Goldman Sachs International	10/26/17	USD	3,556,945	(6,721)
IDR	59,769,000,000	BNP Paribas S.A.	10/27/17	USD	4,500,000	(71,560)
IDR	13,155,305,000	BNP Paribas S.A.	11/22/17	USD	977,000	(4,491)
IDR	13,140,650,000	JPMorgan Chase Bank N.A.	11/29/17	USD	977,000	(6,174)
MXN	21,835,861	Bank of America N.A.	10/11/17	USD	1,201,000	(3,530)
MXN	21,377,950	Goldman Sachs International	10/11/17	USD	1,201,000	(28,642)
MXN	15,113,668	Goldman Sachs International	10/18/17	USD	850,000	(22,109)
MXN	15,141,900	JPMorgan Chase Bank N.A.	10/18/17	USD	850,000	(20,563)
MXN	15,143,600	JPMorgan Chase Bank N.A.	10/18/17	USD	850,000	(20,470)
MXN	15,144,637	UBS AG	10/18/17	USD	850,000	(20,413)
MXN	42,839,345	Goldman Sachs International	10/25/17	USD	2,411,000	(67,013)
NZD	455,000	BNP Paribas S.A.	12/20/17	USD	329,764	(1,615)
NZD	925,000	Citibank N.A.	12/20/17	USD	671,501	(4,384)
NZD	450,000	HSBC Bank plc	12/20/17	USD	325,484	(940)
RUB	20,554,500	Credit Suisse International	10/13/17	USD	355,000	1,438
RUB	106,536,000	Bank of America N.A.	10/18/17	USD	1,840,000	5,941
RUB	85,779,320	Citibank N.A.	10/20/17	USD	1,480,000	5,804
RUB	59,843,504	JPMorgan Chase Bank N.A.	10/27/17	USD	1,036,000	(624)
RUB	49,385,000	Deutsche Bank AG	11/15/17	USD	850,000	1,680
RUB	49,385,000	JPMorgan Chase Bank N.A.	11/15/17	USD	850,000	1,680
SEK	1,358,470	BNP Paribas S.A.	12/20/17	USD	170,000	(2,446)
TRY	1,479,481	BNP Paribas S.A.	10/11/17	USD	413,057	1,071
TRY	4,211,869	BNP Paribas S.A.	10/11/17	USD	1,185,000	(6,038)
TRY	1,212,096	Barclays Bank plc	10/11/17	USD	338,571	712
TRY	4,531,708	HSBC Bank plc	10/11/17	USD	1,264,000	4,490
TRY	339,530	Royal Bank of Scotland plc	10/11/17	USD	94,800	239
TRY	1,212,231	UBS AG	10/11/17	USD	338,571	749
TRY	593,713	Citibank N.A.	10/16/17	USD	171,432	(5,485)
TRY	856,975	Citibank N.A.	10/16/17	USD	247,448	(7,918)
TRY	2,948,858	Citibank N.A.	10/16/17	USD	850,000	(25,774)
TRY	2,950,010	Deutsche Bank AG	10/16/17	USD	850,000	(25,452)
TRY	482,027	Goldman Sachs International	10/16/17	USD	139,149	(4,419)
TRY	695,767	Goldman Sachs International	10/16/17	USD	200,851	(6,379)
TRY	963,069	HSBC Bank plc	10/16/17	USD	278,299	(9,114)
TRY	1,390,112	HSBC Bank plc	10/16/17	USD	401,701	(13,156)
TRY	906,414	Royal Bank of Scotland plc	10/16/17	USD	261,120	(7,771)
TRY	2,868,000	BNP Paribas S.A.	10/23/17	USD	820,483	(20,489)
TRY	3,225,164	BNP Paribas S.A.	10/23/17	USD	925,787	(26,165)
TRY	452,000	BNP Paribas S.A.	11/20/17	USD	128,329	(3,263)
TRY	251,321	BNP Paribas S.A.	12/20/17	USD	70,000	(1,047)
TRY	2,868,000	BNP Paribas S.A.	06/25/18	USD	768,612	(20,488)
TRY	21,082,569	BNP Paribas S.A.	06/25/18	USD	5,469,315	30,118
TRY	50,124,431	BNP Paribas S.A.	06/25/18	USD	12,949,540	125,526
TRY	452,000	BNP Paribas S.A.	08/20/18	USD	119,476	(3,246)
TRY	41,046,000	BNP Paribas S.A.	08/20/18	USD	10,558,049	(3,293)
TWD	41,546,160	Bank of America N.A.	10/11/17	USD	1,368,000	2,595
ZAR	9,343,872	Bank of America N.A.	10/23/17	USD	724,000	(36,083)
ZAR	4,746,600	BNP Paribas S.A.	12/20/17	USD	360,000	(13,736)
ZAR	7,198,675	Deutsche Bank AG	12/20/17	USD	550,000	(24,858)

Contracts to Deliver
AUD	1,237,600	Barclays Bank plc	10/13/17	USD	976,862	$6,186
AUD	1,452,000	Goldman Sachs International	11/06/17	USD	1,137,012	(1,487)

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	725,000	Goldman Sachs International	12/20/17	USD	579,370	$11,194
BRL	4,468,037	BNP Paribas S.A.	10/03/17	USD	1,442,000	31,256
BRL	66,623	Deutsche Bank AG	10/03/17	USD	21,000	(36)
BRL	4,575,178	Goldman Sachs International	10/03/17	USD	1,444,185	(388)
CAD	1,928,367	Bank of America N.A.	10/18/17	USD	1,551,750	6,093
CLP	873,513,000	Deutsche Bank AG	10/05/17	USD	1,367,000	2,276
COP	3,683,490,000	BNP Paribas S.A.	10/06/17	USD	1,234,000	(19,836)
COP	3,683,490,000	BNP Paribas S.A.	10/06/17	USD	1,234,000	(19,836)
COP	3,664,980,000	BNP Paribas S.A.	10/06/17	USD	1,234,000	(13,535)
COP	3,478,639,500	Deutsche Bank AG	11/03/17	USD	1,179,000	(754)
EUR	1,210,000	BNP Paribas S.A.	10/11/17	USD	1,449,784	19,065
EUR	1,842,967	Goldman Sachs International	10/11/17	USD	2,193,438	14,290
EUR	110,884	Citibank N.A.	10/27/17	USD	132,278	1,057
EUR	178,570	HSBC Bank plc	10/27/17	USD	213,165	1,844
EUR	189,146	JPMorgan Chase Bank N.A.	10/27/17	USD	227,053	3,215
EUR	178,753	JPMorgan Chase Bank N.A.	10/27/17	USD	214,406	2,867
EUR	115,589	Citibank N.A.	02/21/18	USD	124,694	(13,039)
EUR	190,815	Deutsche Bank AG	02/21/18	USD	205,145	(22,226)
EUR	188,294	Morgan Stanley & Co. International plc	02/21/18	USD	202,425	(21,941)
GBP	550,000	BNP Paribas S.A.	12/20/17	USD	738,438	(329)
GBP	550,000	Deutsche Bank AG	12/20/17	USD	739,656	889
IDR	43,631,930,157	BNP Paribas S.A.	10/26/17	USD	3,246,665	13,592
IDR	30,282,679,773	BNP Paribas S.A.	10/26/17	USD	2,251,333	7,424
IDR	23,355,704,242	BNP Paribas S.A.	10/26/17	USD	1,741,923	11,294
IDR	19,531,984,937	BNP Paribas S.A.	10/26/17	USD	1,452,408	5,112
IDR	10,665,964,944	BNP Paribas S.A.	10/26/17	USD	791,185	850
IDR	3,616,741,170	BNP Paribas S.A.	10/26/17	USD	269,043	1,047
IDR	8,908,330,000	Bank of America N.A.	10/26/17	USD	659,290	(806)
IDR	7,091,980,653	Citibank N.A.	10/26/17	USD	526,776	1,269
IDR	97,848,733,702	Deutsche Bank AG	10/26/17	USD	7,279,329	28,857
IDR	7,782,683,256	Goldman Sachs International	10/26/17	USD	580,364	3,677
IDR	5,721,416,020	Goldman Sachs International	10/26/17	USD	425,131	1,181
IDR	3,968,123,196	Goldman Sachs International	10/26/17	USD	294,852	819
IDR	1,868,465,664	Goldman Sachs International	10/26/17	USD	138,837	386
IDR	1,604,631,294	Goldman Sachs International	10/26/17	USD	119,383	482
IDR	23,472,225,684	JPMorgan Chase Bank N.A.	10/26/17	USD	1,749,961	10,698
IDR	3,489,502,464	JPMorgan Chase Bank N.A.	10/26/17	USD	259,154	586
IDR	1,564,416	JPMorgan Chase Bank N.A.	10/26/17	USD	117	1
IDR	8,908,327,500	UBS AG	10/26/17	USD	660,414	318
MXN	21,893,029	Goldman Sachs International	10/11/17	USD	1,201,000	395
MXN	97,069,778	Goldman Sachs International	10/23/17	USD	5,412,461	99,500
MXN	71,102,484	Royal Bank of Scotland plc	10/23/17	USD	3,892,891	1,209
MXN	375,820,276	HSBC Bank plc	12/20/17	USD	20,810,000	426,126
NZD	920,000	Deutsche Bank AG	12/20/17	USD	663,090	(421)
NZD	920,000	HSBC Bank plc	12/20/17	USD	673,249	9,738
NZD	455,000	HSBC Bank plc	12/20/17	USD	331,524	3,375
NZD	455,000	HSBC Bank plc	12/20/17	USD	332,701	4,552
RUB	20,586,450	Deutsche Bank AG	10/13/17	USD	355,000	(1,992)
RUB	60,668,160	Deutsche Bank AG	10/27/17	USD	1,036,000	(13,644)
RUB	324,005,000	Citibank N.A.	11/15/17	USD	5,629,925	42,224
RUB	203,395,000	Citibank N.A.	11/15/17	USD	3,518,032	10,338
RUB	189,357,220	Citibank N.A.	11/15/17	USD	3,275,227	9,624
RUB	162,185,000	Citibank N.A.	11/15/17	USD	2,814,710	17,712
SEK	1,348,806	Morgan Stanley & Co. International plc	12/20/17	USD	170,000	3,638
TRY	42,606,360	Royal Bank of Scotland plc	10/20/17	USD	12,225,817	330,903
TRY	50,124,431	BNP Paribas S.A.	10/23/17	USD	13,772,340	(209,282)
TRY	21,082,569	BNP Paribas S.A.	10/23/17	USD	5,815,079	(65,656)

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	41,046,000	BNP Paribas S.A.	11/20/17	USD	11,350,746	$(6,462)
TWD	40,821,120	JPMorgan Chase Bank N.A.	10/11/17	USD	1,368,000	21,324
ZAR	13,393,977	Goldman Sachs International	10/13/17	USD	1,026,000	38,311
ZAR	7,217,058	Bank of America N.A.	11/17/17	USD	535,536	6,313
ZAR	35,898,052	Deutsche Bank AG	11/17/17	USD	2,675,485	43,103
ZAR	15,159,954	Deutsche Bank AG	11/17/17	USD	1,140,332	28,662
ZAR	7,187,400	BNP Paribas S.A.	12/20/17	USD	550,000	25,680

Cross Currency Contracts to Buy
JPY	84,941,836	Goldman Sachs International	12/20/17	CHF	730,000	(105)
MXN	25,886,650	Goldman Sachs International	10/11/17	EUR	1,210,000	(11,106)
MXN	7,144,460	HSBC Bank plc	12/20/17	NZD	545,000	(5,554)
MXN	7,114,631	JPMorgan Chase Bank N.A.	12/20/17	NZD	545,000	(7,172)
NZD	1,090,000	Goldman Sachs International	12/20/17	MXN	14,074,625	22,731
TRY	7,565,355	Deutsche Bank AG	10/18/17	EUR	1,825,000	(45,364)

Net Unrealized Appreciation						$352,775

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/29/17	113	USD	24,374,453	$(49,785)
U.S. Treasury Ultra Long Bond Futures	12/19/17	261	USD	43,097,625	(685,591)

Futures Contracts—Short
90 Day Eurodollar Futures	03/18/19	(291)	USD	(71,360,475)	(206,308)
Euro-Bobl Futures	12/07/17	(10)	EUR	(1,550,417)	6,019
Euro-Bund Futures	12/07/17	(110)	EUR	(20,932,756)	139,840
U.S. Treasury Long Bond Futures	12/19/17	(255)	USD	(38,967,187)	496,559
U.S. Treasury Note 10 Year Futures	12/19/17	(488)	USD	(61,152,500)	275,425
U.S. Treasury Note 5 Year Futures	12/29/17	(1,163)	USD	(136,652,500)	986,582

Net Unrealized Appreciation					$962,741

Purchased Options

Currency Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Put/USD Call	USD	0.780	Goldman Sachs & Co.	10/26/17	2,180,000	$10,227	$11,366	$1,139
AUD Put/USD Call	USD	0.790	Deutsche Bank AG	11/06/17	2,180,000	17,808	25,475	7,667
EUR Put/TRY Call	TRY	4.320	Deutsche Bank AG	02/15/18	1,806,000	57,846	39,839	(18,007)
USD Call/ MXN Put	MXN	18.250	Goldman Sachs & Co.	10/19/17	1,810,000	14,754	16,989	2,235
USD Call/CAD Put	CAD	1.230	JPMorgan Chase Bank N.A.	10/12/17	1,551,750	7,123	22,150	15,027
USD Call/CAD Put	CAD	1.275	BNP Paribas S.A.	10/16/17	2,069,000	11,452	656	(10,796)
USD Call/KRW Put	KRW	1190.000	Deutsche Bank AG	03/05/18	80,335,000	1,420,323	1,229,929	(190,394)
USD Call/MXN Put	MXN	18.000	Deutsche Bank AG	11/17/17	2,160,000	38,923	55,845	16,922
USD Call/RUB Put	RUB	63.000	Credit Suisse International	10/12/17	1,680,000	544	10	(534)
USD Call/ZAR Put	ZAR	13.500	Morgan Stanley & Co. International plc	10/19/17	905,000	15,811	14,543	(1,268)
USD Put/ MXN Call	MXN	18.000	Deutsche Bank AG	10/11/17	2,160,000	10,368	4,028	(6,340)
USD Put/BRL Call	BRL	3.100	JPMorgan Chase Bank N.A.	11/16/17	1,840,000	8,721	5,275	(3,446)
USD Put/BRL Call	BRL	3.170	JPMorgan Chase Bank N.A.	11/30/17	1,424,000	16,855	20,837	3,982
USD Put/INR Call	INR	65.500	Deutsche Bank AG	11/24/17	2,131,000	15,007	14,666	(341)
USD Put/RUB Call	RUB	60.300	Deutsche Bank AG	10/12/17	1,680,000	34,020	76,314	42,294
USD Put/RUB Call	RUB	58.500	Credit Suisse International	12/13/17	1,680,000	39,734	37,926	(1,808)

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Purchased Options—(Continued)

Currency Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/ZAR Call	ZAR	13.000	JPMorgan Chase Bank N.A.	10/19/17	1,810,000	$5,216	$1,321	$(3,895)
USD Put/ZAR Call	ZAR	13.500	Citibank N.A.	11/30/17	1,424,000	27,640	23,999	(3,641)

Totals						$1,752,372	$1,601,168	$(151,204)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	$124.500	10/27/17	5,359	$1,185,143	$1,172,281	$(12,862)
Put - U.S. Treasury Note 10 Year Futures	125.000	10/27/17	2,876	1,579,715	1,123,438	(456,277)
Put - U.S. Treasury Note 10 Year Futures	124.000	11/24/17	2,108	400,309	592,875	192,566

Totals				$3,165,167	$2,888,594	$(276,573)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.810	Deutsche Bank AG	11/06/17	(2,180,000)	$(12,249)	$(2,373)	$9,876
EUR Call/TRY Put	TRY	4.500	Deutsche Bank AG	02/15/18	(1,264,000)	(32,044)	(33,041)	(997)
EUR Put/TRY Call	TRY	4.100	Deutsche Bank AG	02/15/18	(1,264,000)	(11,294)	(6,634)	4,660
USD Call/INR Put	INR	66.500	Deutsche Bank AG	11/24/17	(1,065,000)	(6,497)	(6,058)	439
USD Call/KRW Put	KRW	1,303.000	Deutsche Bank AG	03/05/18	(80,335,000)	(629,827)	(504,263)	125,564
USD Call/MXN Put	MXN	18.600	Deutsche Bank AG	11/17/17	(3,240,000)	(27,216)	(31,078)	(3,862)
USD Call/RUB Put	RUB	63.000	Deutsche Bank AG	10/12/17	(1,680,000)	(29,820)	(10)	29,810
USD Call/RUB Put	RUB	62.000	Credit Suisse International	12/13/17	(1,680,000)	(14,309)	(10,134)	4,175
USD Call/ZAR Put	ZAR	13.500	Goldman Sachs & Co.	10/19/17	(1,810,000)	(32,251)	(29,087)	3,164
USD Put/BRL Call	BRL	3.110	JPMorgan Chase Bank N.A.	11/30/17	(2,848,000)	(15,114)	(20,295)	(5,181)
USD Put/RUB Call	RUB	60.300	Credit Suisse International	10/12/17	(1,680,000)	(74,105)	(76,314)	(2,209)
USD Put/RUB Call	RUB	57.500	Deutsche Bank AG	10/26/17	(1,480,000)	(13,320)	(11,957)	1,363
USD Put/ZAR Call	ZAR	13.000	Goldman Sachs & Co.	10/19/17	(1,810,000)	(24,474)	(1,321)	23,153
USD Put/ZAR Call	ZAR	13.100	Citibank N.A.	11/30/17	(2,848,000)	(22,329)	(18,783)	3,546

Totals						$(944,849)	$(751,348)	$193,501

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Depreciation
Put - U.S. Treasury Note 10 Year Futures	$123.500	10/27/17	(5,359)	$(315,321)	$(334,937)	$(19,616)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	9.840%	Annually	01/02/23	Citibank N.A.	BRL	13,828,396	$78,533	$—	$78,533
Pay	1-Day CDI	9.850%	Annually	01/02/23	Citibank N.A.	BRL	7,276,665	41,901	—	41,901
Pay	1-Day CDI	9.135%	Annually	01/04/21	Bank of America N.A.	BRL	13,830,445	49,090	—	49,090
Pay	1-Day CDI	9.250%	Annually	01/02/19	Citibank N.A.	BRL	31,034,582	186,074	—	186,074
Pay	1-Day CDI	9.275%	Annually	01/02/19	JPMorgan Chase Bank N.A.	BRL	29,461,321	179,246	—	179,246
Pay	1-Day CDI	9.610%	Annually	01/02/23	Bank of America N.A.	BRL	7,272,989	25,234	—	25,234
Pay	28-Day TIIE	6.270%	Monthly	12/05/25	Bank of America N.A.	MXN	2,209,451	(5,637)	—	(5,637)
Pay	28-Day TIIE	6.325%	Monthly	07/17/25	Citigroup Global Markets Inc.	MXN	19,973,500	(43,934)	—	(43,934)
Pay	28-Day TIIE	6.330%	Monthly	08/06/25	Citigroup Global Markets Inc.	MXN	59,593,000	(131,346)	—	(131,346)

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

OTC Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	28-Day TIIE	6.980%	Monthly	11/28/18	JPMorgan Chase Bank N.A.	MXN	92,466,976	$(15,186)	$—	$(15,186)
Pay	28-Day TIIE	6.980%	Monthly	11/28/18	Citigroup Global Markets Inc.	MXN	163,000,000	(26,769)	—	(26,769)
Pay	28-Day TIIE	7.060%	Monthly	11/21/18	JPMorgan Chase Bank N.A.	MXN	114,610,942	(13,363)	—	(13,363)
Pay	28-Day TIIE	7.070%	Monthly	11/21/18	Citigroup Global Markets Inc.	MXN	95,509,119	(10,551)	—	(10,551)
Pay	3M KWCDC	1.920%	Quarterly	11/10/17	Deutsche Bank AG	KRW	6,513,071,110	3,507	—	3,507
Receive	1-Day CDI	8.780%	Annually	01/02/20	Citibank N.A.	BRL	31,130,174	(129,178)	—	(129,178)
Receive	1-Day CDI	7.750%	Annually	01/02/19	Bank of America N.A.	BRL	31,153,750	(47,126)	—	(47,126)
Receive	1-Day CDI	8.000%	Annually	01/02/19	Citibank N.A.	BRL	31,040,217	(72,063)	—	(72,063)
Receive	1-Day CDI	8.980%	Annually	01/02/18	Citibank N.A.	BRL	11,380,601	(3,742)	—	(3,742)
Receive	1-Day CDI	9.500%	Annually	10/02/17	Bank of America N.A.	BRL	45,807,529	(8,111)	—	(8,111)
Receive	1-Day CDI	9.980%	Annually	01/02/18	JPMorgan Chase Bank N.A.	BRL	36,143,970	(53,789)	—	(53,789)
Receive	1-Day CDI	9.985%	Annually	01/02/18	Citibank N.A.	BRL	36,142,712	(54,175)	—	(54,175)
Receive	28-Day TIIE	4.300%	Monthly	12/07/17	Bank of America N.A.	MXN	12,027,855	3,858	—	3,858
Receive	28-Day TIIE	4.550%	Monthly	03/21/18	Barclays Bank plc	MXN	26,793,819	19,434	—	19,434
Receive	28-Day TIIE	4.700%	Monthly	12/06/18	Bank of America N.A.	MXN	8,147,763	13,089	—	13,089
Receive	28-Day TIIE	4.760%	Monthly	12/06/18	Citigroup Global Markets Inc.	MXN	8,147,763	12,779	—	12,779
Receive	28-Day TIIE	4.770%	Monthly	12/05/18	Citigroup Global Markets Inc.	MXN	8,147,763	12,703	—	12,703
Receive	28-Day TIIE	4.850%	Monthly	11/01/18	Bank of America N.A.	MXN	22,482,829	31,694	—	31,694
Receive	28-Day TIIE	6.307%	Monthly	08/11/25	Deutsche Bank AG	MXN	74,533,884	170,542	—	170,542
Receive	28-Day TIIE	6.310%	Monthly	08/11/25	Bank of America N.A.	MXN	20,079,000	45,749	—	45,749
Receive	28-Day TIIE	6.310%	Monthly	08/11/25	Bank of America N.A.	MXN	20,079,000	45,749	—	45,749
Receive	3M KWCDC	1.690%	Quarterly	11/10/17	Deutsche Bank AG	KRW	6,513,071,110	(1,985)	—	(1,985)

Totals								$302,227	$—	$302,227

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	1.000%	Annually	12/20/17	Morgan Stanley & Co. International plc	iBoxx USD Liquid High Yield Index	USD	38,837,000	$144,001	$—	$144,001

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M UKRPI	3.460%	Maturity	10/15/26	GBP	8,872,130	$93,122	$—	$93,122
Pay	28-Day TIIE	6.320%	Monthly	07/17/25	MXN	40,086,000	(87,984)	—	(87,984)
Pay	28-Day TIIE	7.080%	Monthly	08/08/19	MXN	380,530,000	12,669	356	12,313
Pay	28-Day TIIE	7.160%	Monthly	04/29/20	MXN	257,080,000	85,985	225	85,760
Pay	28-Day TIIE	7.160%	Monthly	06/01/22	MXN	108,494,000	87,222	103	87,119
Pay	28-Day TIIE	7.320%	Monthly	02/20/20	MXN	267,852,955	126,547	—	126,547
Pay	28-Day TIIE	7.445%	Monthly	03/07/22	MXN	91,257,182	126,099	—	126,099
Pay	28-Day TIIE	7.470%	Monthly	03/07/22	MXN	45,626,378	65,490	—	65,490
Pay	28-Day TIIE	7.480%	Monthly	03/07/22	MXN	45,627,440	66,469	—	66,469
Pay	3M LIBOR	2.045%	Quarterly	07/26/21	USD	101,165,000	(155,813)	1,700	(157,513)
Pay	3M LIBOR	2.080%	Quarterly	07/31/21	USD	298,325,000	(253,588)	5,012	(258,600)
Pay	3M LIBOR	2.090%	Quarterly	07/29/21	USD	103,630,000	(74,053)	1,741	(75,794)
Pay	3M LIBOR	2.131%	Quarterly	08/25/25	USD	1,285,000	(6,893)	—	(6,893)
Receive	28-Day TIIE	7.361%	Monthly	01/28/19	MXN	300,263,934	(36,119)	—	(36,119)
Receive	3M JIBAR	7.665%	Quarterly	09/14/27	ZAR	19,005,000	17,712	57	17,655
Receive	3M JIBAR	7.710%	Quarterly	09/19/27	ZAR	15,295,000	10,677	48	10,629
Receive	3M JIBAR	7.720%	Quarterly	09/19/27	ZAR	30,585,000	19,774	97	19,677
Receive	3M JIBAR	7.740%	Quarterly	09/21/27	ZAR	12,302,433	6,699	21	6,678

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	2.272%	Semi-Annually	09/11/25	USD	955,000	$(4,625)	$—	$(4,625)
Receive	3M LIBOR	2.499%	Semi-Annually	07/26/29	USD	22,389,000	29,862	465	29,397
Receive	3M LIBOR	2.568%	Semi-Annually	07/29/29	USD	22,380,000	(105,496)	465	(105,961)
Receive	3M LIBOR	2.579%	Semi-Annually	07/31/29	USD	66,295,000	(370,682)	1,376	(372,058)

Totals							$(346,926)	$11,666	$(358,592)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
CDX.NA.IG.29.V1	1.000%	Quarterly	12/20/22	0.556%	USD	52,568,000	$1,148,033	$1,101,475	$46,558

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Argentine Republic Government International Bond	(5.000%)	Quarterly	12/20/22	Goldman Sachs & Co.	2.906%	USD	3,810,000	$(375,374)	$(336,619)	$(38,755)
Argentine Republic Government International Bond	(5.000%)	Quarterly	12/20/22	Goldman Sachs & Co.	2.906%	USD	4,102,100	(404,153)	(368,447)	(35,706)
Loews Corp. 6.000%, due 02/01/35	(1.000%)	Quarterly	12/20/22	Barclays Bank plc	0.217%	USD	2,145,000	(84,108)	(73,998)	(10,110)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	Quarterly	06/20/20	JPMorgan Chase Bank N.A.	0.575%	USD	3,824,276	(43,481)	33,406	(76,887)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	Quarterly	09/20/20	Bank of America N.A.	0.613%	USD	3,824,276	(43,095)	50,241	(93,336)
Philippine Government International Bond	(1.000%)	Quarterly	12/20/22	JPMorgan Chase Bank N.A.	0.658%	USD	6,851,071	(115,888)	(110,397)	(5,491)
Republic of South Africa Government Bond	(1.000%)	Quarterly	12/20/22	Bank of America N.A.	1.852%	USD	4,145,000	170,208	171,455	(1,247)
Republic of South Africa Government Bond	(1.000%)	Quarterly	12/20/22	Morgan Stanley Capital Services, LLC	1.852%	USD	3,945,000	161,995	163,182	(1,187)
Russian Federal Bonds - OFZ	(1.000%)	Quarterly	12/20/22	Bank of America N.A.	1.414%	USD	60,000	1,211	1,567	(356)
Russian Federal Bonds - OFZ	(1.000%)	Quarterly	12/20/22	Morgan Stanley Capital Services, LLC	1.414%	USD	115,000	2,322	2,969	(647)

Totals								$(730,363)	$(466,641)	$(263,722)

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	Quarterly	06/20/20	Bank of America N.A.	0.575%	USD	3,824,276	$43,481	$(38,756)	$82,237
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	Quarterly	09/20/20	JPMorgan Chase Bank N.A.	0.613%	USD	3,824,276	43,095	(43,741)	86,836

Totals								$86,576	$(82,497)	$169,073

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	Morgan Stanley Capital Services, LLC	0.000%	USD	3,160,000	$4,641	$42,600	$(37,959)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	Deutsche Bank AG	0.000%	USD	1,670,000	(11,492)	242	(11,734)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	Deutsche Bank AG	0.000%	USD	2,340,000	(16,103)	(883)	(15,220)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	Deutsche Bank AG	0.000%	USD	2,680,000	(18,443)	744	(19,187)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	Credit Suisse International	0.000%	USD	1,610,000	2,365	19,805	(17,440)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	Deutsche Bank AG	0.000%	USD	1,280,000	1,880	15,972	(14,092)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	1,990,000	2,923	29,483	(26,560)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	1,090,000	1,601	13,409	(11,808)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	900,000	1,322	11,071	(9,749)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	Deutsche Bank AG	0.000%	USD	680,000	103,108	62,676	40,432
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMorgan Chase Bank N.A.	0.000%	USD	340,000	51,554	22,465	29,089
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMorgan Chase Bank N.A.	0.000%	USD	340,000	51,554	22,465	29,089
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMorgan Chase Bank N.A.	0.000%	USD	340,000	51,554	34,298	17,256
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	Morgan Stanley Capital Services, LLC	0.000%	USD	340,000	51,554	20,627	30,927

Totals								$278,018	$294,974	$(16,956)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.9.A	2.000%	Monthly	09/17/58	Deutsche Bank AG	0.000%	USD	1,250,000	$(55,148)	$(44,950)	$(10,198)
CMBX.NA.9.A	2.000%	Monthly	09/17/58	JPMorgan Chase Bank N.A.	0.000%	USD	250,000	(11,030)	(8,068)	(2,962)
CMBX.NA.9.A	2.000%	Monthly	09/17/58	JPMorgan Chase Bank N.A.	0.000%	USD	480,000	(21,177)	(13,545)	(7,632)
CMBX.NA.9.A	2.000%	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	640,000	(28,236)	(22,009)	(6,227)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.9.BBB	3.000%	Monthly	09/17/58	Morgan Stanley Capital Services, LLC	0.000%	USD	320,000	$(40,738)	$(32,777)	$(7,961)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	Deutsche Bank AG	0.000%	USD	660,000	(23,271)	(30,601)	7,330
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	Deutsche Bank AG	0.000%	USD	1,310,000	(46,190)	(59,736)	13,546
CMBX.NA.A.V8	2.000%	Monthly	10/17/57	Goldman Sachs & Co.	0.000%	USD	670,000	(37,729)	(38,377)	648
CMBX.NA.A.V8	2.000%	Quarterly	10/17/57	Morgan Stanley Capital Services, LLC	0.000%	USD	190,000	(10,699)	(22,074)	11,375
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	Morgan Stanley Capital Services, LLC	0.000%	USD	710,000	(31,324)	(36,483)	5,159
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	Credit Suisse International	0.000%	USD	200,000	(8,824)	(10,432)	1,608
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	Credit Suisse International	0.000%	USD	650,000	(28,677)	(21,121)	(7,556)
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	Deutsche Bank AG	0.000%	USD	600,000	(26,471)	(31,038)	4,567
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	JPMorgan Chase Bank N.A.	0.000%	USD	1,830,000	(80,737)	(98,204)	17,467
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	660,000	(29,118)	(36,240)	7,122
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	980,000	(43,236)	(22,454)	(20,782)
CMBX.NA.A.V9	2.000%	Monthly	09/17/58	Morgan Stanley Capital Services, LLC	0.000%	USD	340,000	(15,000)	(16,765)	1,765
CMBX.NA.AAA.V7	0.500%	Quarterly	01/17/47	Credit Suisse International	0.000%	USD	5,000,000	30,992	(156,398)	187,390
CMBX.NA.AM.V4	0.500%	Quarterly	02/17/51	Deutsche Bank AG	0.000%	USD	2,370,000	(14,072)	(359,977)	345,905
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMorgan Chase Bank N.A.	0.000%	USD	40,000	(4,778)	(3,575)	(1,203)
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	340,000	(51,554)	(28,925)	(22,629)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	Credit Suisse International	0.000%	USD	1,030,000	(131,126)	(109,437)	(21,689)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	500,000	(63,653)	(53,964)	(9,689)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	Morgan Stanley Capital Services, LLC	0.000%	USD	1,480,000	(188,414)	(190,776)	2,362

Totals								$(960,210)	$(1,447,926)	$487,716

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDI)—	Brazil Interbank Deposit Rate
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(JIBAR)—	Johannesburg Interbank Agreed Rate
(KWCDC)—	Korean Certificate of Deposit Rate
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,909,557,997	$—	$2,909,557,997
Total Corporate Bonds & Notes*	—	1,122,543,203	—	1,122,543,203
Asset-Backed Securities
Asset-Backed - Credit Card	—	1,633,349	—	1,633,349
Asset-Backed - Home Equity	—	32,842,578	—	32,842,578
Asset-Backed - Manufactured Housing	—	18,500,193	—	18,500,193
Asset-Backed - Other	—	420,036,041	3,800,000	423,836,041
Asset-Backed - Student Loan	—	22,530,622	—	22,530,622
Total Asset-Backed Securities	—	495,542,783	3,800,000	499,342,783
Total Mortgage-Backed Securities*	—	226,528,568	—	226,528,568
Total Foreign Government*	—	218,206,610	—	218,206,610
Total Municipals	—	178,689,991	—	178,689,991
Total Floating Rate Loans*	—	24,273,863	—	24,273,863
Total Preferred Stock*	8,121,178	—	—	8,121,178
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	9,646,444	—	9,646,444
Purchased Options
Currency Options at Value	$—	$1,601,168	$—	$1,601,168
Options on Exchange-Traded Futures Contracts at Value	2,888,594	—	—	2,888,594
Total Purchased Options	$2,888,594	$1,601,168	$—	$4,489,762
Total Securities Lending Reinvestments*	—	151,205,389	—	151,205,389
Total Investments	$11,009,772	$5,337,796,016	$3,800,001	$5,352,605,789

Collateral for Securities Loaned (Liability)	$—	$(151,147,923)	$—	$(151,147,923)
TBA Forward Sales Commitments	$—	$(448,894,106)	$—	$(448,894,106)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,537,649	$—	$1,537,649
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,184,874)	—	(1,184,874)
Total Forward Contracts	$—	$352,775	$—	$352,775
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,904,425	$—	$—	$1,904,425
Futures Contracts (Unrealized Depreciation)	(941,684)	—	—	(941,684)
Total Futures Contracts	$962,741	$—	$—	$962,741

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Foreign Currency Written Options at Value	$—	$(751,348)	$—	$(751,348)
Options on Exchange-Traded Futures Contracts at Value	(334,937)	—	—	(334,937)
Total Written Options	$(334,937)	$(751,348)	$—	$(1,086,285)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$793,513	$—	$793,513
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,105,547)	—	(1,105,547)
Total Centrally Cleared Swap Contracts	$—	$(312,034)	$—	$(312,034)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,840,543	$—	$1,840,543
OTC Swap Contracts at Value (Liabilities)	—	(2,720,294)	—	(2,720,294)
Total OTC Swap Contracts	$—	$(879,751)	$—	$(879,751)
Total Reverse Repurchase Agreements (Liability)	$—	$(966,990,933)	$—	$(966,990,933)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

BHFTII-45

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
TransDigm Group, Inc.	76,647	$19,594,806

Banks—5.0%
Bank of America Corp.	1,985,638	50,316,067
First Republic Bank	296,532	30,975,733
Wells Fargo & Co.	211,670	11,673,600

		92,965,400

Beverages—3.5%
Constellation Brands, Inc. - Class A	258,116	51,481,236
Dr Pepper Snapple Group, Inc.	144,024	12,741,803

		64,223,039

Biotechnology—6.7%
Alexion Pharmaceuticals, Inc. (a)	410,406	57,575,858
Biogen, Inc. (a)	70,427	22,052,102
Celgene Corp. (a)	161,121	23,494,664
Vertex Pharmaceuticals, Inc. (a)	136,769	20,794,359

		123,916,983

Capital Markets—0.7%
S&P Global, Inc.	84,484	13,205,694

Chemicals—2.3%
Monsanto Co.	144,995	17,373,301
Sherwin-Williams Co. (The)	68,398	24,489,220

		41,862,521

Construction Materials—0.5%
Vulcan Materials Co.	76,673	9,170,091

Diversified Financial Services—1.4%
Berkshire Hathaway, Inc. - Class B (a)	144,346	26,461,509

Diversified Telecommunication Services—0.5%
Zayo Group Holdings, Inc. (a)	256,174	8,817,509

Electrical Equipment—1.5%
Acuity Brands, Inc. (b)	164,892	28,242,702

Energy Equipment & Services—1.2%
Halliburton Co.	484,668	22,309,268

Equity Real Estate Investment Trusts—1.5%
Equinix, Inc.	40,971	18,285,357
SBA Communications Corp. (a)	63,710	9,177,426

		27,462,783

Health Care Equipment & Supplies—3.3%
Becton Dickinson & Co. (b)	152,480	29,878,456
Boston Scientific Corp. (a)	1,039,181	30,312,910

		60,191,366

Health Care Providers & Services—4.6%
UnitedHealth Group, Inc. (b)	436,485	85,485,587

Hotels, Restaurants & Leisure—1.4%
Domino’s Pizza, Inc. (b)	134,510	26,706,961

Industrial Conglomerates—1.0%
Roper Technologies, Inc. (b)	76,689	18,666,103

Internet & Direct Marketing Retail—12.9%
Amazon.com, Inc. (a)	137,564	132,247,151
Netflix, Inc. (a) (b)	257,305	46,662,262
Priceline Group, Inc. (The) (a) (b)	32,516	59,530,943

		238,440,356

Internet Software & Services—15.5%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	85,953	14,844,943
Alphabet, Inc. - Class A (a)	127,318	123,972,083
Facebook, Inc. - Class A (a)	406,886	69,524,611
MercadoLibre, Inc. (b)	56,452	14,617,116
Tencent Holdings, Ltd.	1,444,100	62,431,541

		285,390,294

IT Services—5.8%
Global Payments, Inc. (b)	186,945	17,765,383
PayPal Holdings, Inc. (a)	287,379	18,400,878
Visa, Inc. - Class A	668,505	70,353,466

		106,519,727

Life Sciences Tools & Services—1.3%
Illumina, Inc. (a)	118,680	23,641,056

Oil, Gas & Consumable Fuels—0.6%
Pioneer Natural Resources Co.	77,226	11,393,924

Pharmaceuticals—0.9%
Zoetis, Inc.	255,800	16,309,808

Professional Services—1.6%
Equifax, Inc.	286,188	30,333,066

Semiconductors & Semiconductor Equipment—5.2%
ASML Holding NV	170,846	29,248,835
Broadcom, Ltd.	125,829	30,518,566
NVIDIA Corp. (b)	135,524	24,227,625
Teradyne, Inc.	343,582	12,812,173

		96,807,199

Software—12.1%
Activision Blizzard, Inc. (b)	304,812	19,663,422
Adobe Systems, Inc. (a)	239,431	35,718,317
Autodesk, Inc. (a)	353,361	39,668,306
Electronic Arts, Inc. (a)	78,537	9,272,078
Microsoft Corp.	1,405,950	104,729,215
Zendesk, Inc. (a)	482,987	14,059,752

		223,111,090

BHFTII-46

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—3.7%
Home Depot, Inc. (The)	236,758	$38,724,138
Ulta Salon Cosmetics & Fragrance, Inc. (a)	135,082	30,536,637

		69,260,775

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	191,302	29,483,464

Textiles, Apparel & Luxury Goods—1.3%
NIKE, Inc. - Class B (b)	462,344	23,972,536

Total Common Stocks (Cost $1,373,306,102)		1,823,945,617

Preferred Stock—0.5%

Software—0.5%
Palantir Technologies, Inc. - Series I (a) (c) (d) (e) (Cost $15,555,194)	2,537,552	8,627,677

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $35,315,825 on 10/02/17, collateralized by $35,715,000 U.S. Treasury Note at 1.750% due 12/31/20 with a value of $36,024,006.	35,315,472	35,315,472

Total Short-Term Investments (Cost $35,315,472)		35,315,472

Securities Lending Reinvestments (f)—8.1%

Certificates of Deposit—4.3%
ABN AMRO Bank NV Zero Coupon, 11/21/17	1,993,074	1,996,680
Zero Coupon, 02/22/18	1,490,624	1,491,945
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (g)	3,500,000	3,499,678
Bank of China, Ltd. 1.540%, 10/23/17	4,000,000	4,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (g)	1,500,000	1,500,290
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (g)	3,000,000	3,001,392
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (g)	1,000,000	1,000,209

Certificates of Deposit—(Continued)
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
Credit Suisse AG New York 1.461%, 1M LIBOR + 0.230%, 11/07/17 (g)	3,000,000	3,000,000
DNB Bank ASA New York 1.120%, 10/05/17	1,000,000	999,997
KBC Bank NV 1.380%, 10/27/17	7,000,000	7,000,770
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (g)	3,000,000	2,999,964
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (g)	2,000,000	2,000,700
Natixis New York 1.396%, 1M LIBOR + 0.160%, 11/13/17 (g)	2,500,000	2,500,115
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (g)	3,000,000	3,000,096
1.406%, 1M LIBOR + 0.170%, 11/13/17 (g)	3,000,000	3,000,138
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (g)	2,500,000	2,499,888
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (g)	8,000,000	8,007,080
Sumitomo Mitsui Banking Corp., New York 1.462%, 3M LIBOR + 0.150%, 02/08/18 (g)	1,000,000	999,954
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (g)	5,000,000	5,000,370
1.406%, 1M LIBOR + 0.170%, 11/13/17 (g)	3,000,000	3,000,243
1.488%, 1M LIBOR + 0.250%, 10/26/17 (g)	2,500,000	2,500,250
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (g)	3,000,000	3,000,408
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (g)	4,500,000	4,504,014
1.624%, 3M LIBOR + 0.320%, 01/10/18 (g)	1,500,000	1,500,483
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (g)	3,500,000	3,499,975
1.694%, 3M LIBOR + 0.380%, 10/26/17 (g)	1,250,000	1,250,301

		79,754,938

BHFTII-47

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—2.0%
Barton Capital S.A. 1.320%, 12/11/17	2,491,750	$2,493,460
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (g)	4,500,000	4,503,915
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (g)	2,000,000	2,000,108
1.386%, 1M LIBOR + 0.150%, 11/13/17 (g)	2,500,000	2,500,115
Kells Funding LLC 1.400%, 03/01/18	992,883	993,977
Macquarie Bank, Ltd., London 1.340%, 10/27/17	4,982,878	4,995,347
Ridgefield Funding Co. LLC 1.431%, 1M LIBOR + 0.200%, 03/07/18 (g)	5,000,000	5,000,000
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (g)	3,000,000	3,000,183
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (g)	6,000,000	6,001,392
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (g)	2,000,000	2,000,370

		36,487,823

Repurchase Agreements—1.4%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,705,174 on 10/02/17, collateralized by $2,835,614 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,739,125.	1,705,024	1,705,024
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $3,100,271 on 10/02/17, collateralized by $3,155,824 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $3,162,000.	3,100,000	3,100,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $101,625 on 01/02/18, collateralized by various Common Stock with a value of $110,000.	100,000	100,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $400,040 on 10/02/17, collateralized by $402,364 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $408,002.	400,000	400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,200,229 on 10/02/17, collateralized by $2,240,875 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,244,001.	2,200,000	2,200,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	300,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $3,518,620 on 01/02/18, collateralized by $18,845 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $3,890,374.	3,500,000	3,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,500,128 on 10/02/17, collateralized by $1,438,939 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,531,167.	1,500,000	1,500,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $7,051,205 on 01/02/18, collateralized by various Common Stock with a value of $7,700,002.	7,000,000	7,000,000

BHFTII-48

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,224,681 on 01/02/18, collateralized by various Common Stock with a value of $1,320,000.	1,200,000	$1,200,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $4,000,393 on 10/02/17, collateralized by $9,943,248 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $4,080,402.	4,000,000	4,000,000

		25,205,024

Time Deposits—0.4%
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000
Svenska 1.050%, 10/02/17	2,000,000	2,000,000

		7,600,000

Total Securities Lending Reinvestments (Cost $149,024,291)		149,047,785

Total Investments—109.2% (Cost $1,573,201,059)		2,016,936,551
Other assets and liabilities (net)—(9.2)%		(169,922,180)

Net Assets—100.0%		$1,847,014,371

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $142,992,953 and the collateral received consisted of cash in the amount of $148,996,148. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.5% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $8,627,677, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London Interbank Offered Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$8,627,677

BHFTII-49

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,594,806	$—	$—	$19,594,806
Banks	92,965,400	—	—	92,965,400
Beverages	64,223,039	—	—	64,223,039
Biotechnology	123,916,983	—	—	123,916,983
Capital Markets	13,205,694	—	—	13,205,694
Chemicals	41,862,521	—	—	41,862,521
Construction Materials	9,170,091	—	—	9,170,091
Diversified Financial Services	26,461,509	—	—	26,461,509
Diversified Telecommunication Services	8,817,509	—	—	8,817,509
Electrical Equipment	28,242,702	—	—	28,242,702
Energy Equipment & Services	22,309,268	—	—	22,309,268
Equity Real Estate Investment Trusts	27,462,783	—	—	27,462,783
Health Care Equipment & Supplies	60,191,366	—	—	60,191,366
Health Care Providers & Services	85,485,587	—	—	85,485,587
Hotels, Restaurants & Leisure	26,706,961	—	—	26,706,961
Industrial Conglomerates	18,666,103	—	—	18,666,103
Internet & Direct Marketing Retail	238,440,356	—	—	238,440,356
Internet Software & Services	222,958,753	62,431,541	—	285,390,294
IT Services	106,519,727	—	—	106,519,727
Life Sciences Tools & Services	23,641,056	—	—	23,641,056
Oil, Gas & Consumable Fuels	11,393,924	—	—	11,393,924
Pharmaceuticals	16,309,808	—	—	16,309,808
Professional Services	30,333,066	—	—	30,333,066
Semiconductors & Semiconductor Equipment	96,807,199	—	—	96,807,199
Software	223,111,090	—	—	223,111,090
Specialty Retail	69,260,775	—	—	69,260,775
Technology Hardware, Storage & Peripherals	29,483,464	—	—	29,483,464
Textiles, Apparel & Luxury Goods	23,972,536	—	—	23,972,536
Total Common Stocks	1,761,514,076	62,431,541	—	1,823,945,617
Total Preferred Stock*	—	—	8,627,677	8,627,677
Total Short-Term Investment*	—	35,315,472	—	35,315,472
Total Securities Lending Reinvestments*	—	149,047,785	—	149,047,785
Total Investments	$1,761,514,076	$246,794,798	$8,627,677	$2,016,936,551

Collateral for Securities Loaned (Liability)	$—	$(148,996,148)	$—	$(148,996,148)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

BHFTII-50

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investments—99.9% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—32.1%
Bank of America Corp. 1.178%, 10/03/17	10,250,000	$10,250,000
Bank of Tokyo-Mitsubishi, Ltd. 1.520%, 11/06/17	10,000,000	10,002,866
BNP Paribas S.A. (NY) 1.500%, 10/05/17	9,000,000	9,000,508
Canadian Imperial Bank of Commerce (NY) 1.444%, 1M USD LIBOR + 0.210%, 07/16/18 (a)	7,500,000	7,500,503
1.785%, 1M USD LIBOR + 0.550%, 12/01/17 (a)	10,000,000	10,009,410
1.863%, 3M USD LIBOR + 0.550%, 10/23/17 (a)	15,000,000	15,006,735
Credit Industriel et Commercial (NY) 1.555%, 04/13/18	9,000,000	9,001,224
1.600%, 05/18/18	4,000,000	4,000,740
Dexia Credit Local S.A. 1.581%, 1M USD LIBOR + 0.350%, 01/05/18 (a)	14,000,000	14,010,836
Mitsubishi UFJ Trust & Banking Corp. (NY) 1.436%, 1M USD LIBOR + 0.200%, 02/13/18 (a)	10,000,000	10,002,240
Mizuho Bank, Ltd. (NY) 1.436%, 1M USD LIBOR + 0.200%, 02/12/18 (a)	7,000,000	7,000,896
1.436%, 1M USD LIBOR + 0.200%, 02/13/18 (a)	12,000,000	12,001,548
1.455%, 05/08/18 (a)	4,000,000	4,000,000
1.954%, 3M USD LIBOR + 0.650%, 10/16/17 (a)	5,000,000	5,001,830
Norinchukin Bank (NY) 1.418%, 1M USD LIBOR + 0.180%, 02/26/18 (a)	12,000,000	12,001,140
1.486%, 1M USD LIBOR + 0.250%, 10/13/17 (a)	10,000,000	10,001,230
1.500%, 10/27/17	5,000,000	5,001,101
Royal Bank of Canada (NY) 1.434%, 1M USD LIBOR + 0.200%, 07/16/18 (a)	12,000,000	12,000,804
1.581%, 1M USD LIBOR + 0.350%, 03/07/18 (a)	8,000,000	8,008,416
State Street Bank & Trust Co. 1.300%, 10/23/17	10,000,000	10,000,176
Sumitomo Mitsui Banking Corp. 1.432%, 1M USD LIBOR + 0.200%, 02/06/18 (a)	5,000,000	5,000,860
1.435%, 1M USD LIBOR + 0.200%, 03/02/18 (a)	10,000,000	10,001,360
1.531%, 1M USD LIBOR + 0.300%, 10/04/17 (a)	10,800,000	10,800,486
Sumitomo Mitsui Trust Bank, Ltd. (NY) 1.432%, 1M USD LIBOR + 0.200%, 02/06/18 (a)	5,000,000	5,000,860
1.437%, 1M USD LIBOR + 0.200%, 01/19/18 (a)	10,000,000	10,001,930
1.460%, 12/22/17 (a)	5,000,000	5,001,770

Certificate of Deposit—(Continued)
Swedbank AB 1.130%, 10/04/17	25,000,000	24,999,920
Toronto-Dominion Bank 1.400%, 12/08/17	10,000,000	10,002,745
1.576%, 1M USD LIBOR + 0.340%, 03/13/18 (a)	10,000,000	10,011,530
UBS AG (Stamford) 1.614%, 3M USD LIBOR + 0.300%, 02/23/18 (a)	5,000,000	5,005,205
Westpac Banking Corp. (NY) 1.755%, 1M USD LIBOR + 0.520%, 01/09/18 (a)	4,000,000	4,005,080

		283,633,949

Commercial Paper—61.8%
ABN AMRO Bank NV 1.422%, 12/01/17 (b)	7,000,000	6,983,200
1.645%, 06/08/18 (b)	7,000,000	6,920,459
Albion Capital LLC 1.031%, 10/06/17 (b)	7,000,000	6,998,394
American Honda Finance Corp. 1.274%, 10/24/17 (b)	10,000,000	9,992,104
Antalis S.A. 0.974%, 10/05/17 (b)	7,990,000	7,988,390
1.373%, 12/11/17 (b)	10,860,000	10,831,019
ASB Finance, Ltd. 1.465%, 1M USD LIBOR + 0.230%, 09/21/18 (a)	4,000,000	4,000,000
Bank Nederlandse Gemeenten N.V. 1.189%, 10/16/17 (b)	18,000,000	17,989,588
Bank of Nova Scotia (The) 1.668%, 07/06/18 (b)	5,000,000	4,938,478
Bedford Row Funding Corp. 1.456%, 1M USD LIBOR + 0.220%, 06/22/18 (a)	5,000,000	5,001,305
BNP Paribas Fortis S.A. (NY) 0.542%, 10/02/17 (b)	20,000,000	19,998,097
BNZ International Funding, Ltd. 1.717%, 1M USD LIBOR + 0.480%, 02/01/18 (a)	8,000,000	8,010,472
Caisse Damortissement de la Dette Sociale 0.679%, 10/02/17 (b)	7,620,000	7,619,266
0.919%, 10/03/17 (b)	2,380,000	2,379,694
CDP Financial, Inc. 1.462%, 01/10/18 (b)	16,000,000	15,942,686
1.467%, 02/12/18 (b)	10,000,000	9,950,738
Collateralized Commercial Paper Co. LLC 1.387%, 1M USD LIBOR + 0.150%, 02/21/18 (a)	8,000,000	8,001,440
1.454%, 01/26/18 (b)	12,000,000	11,944,546
Commonwealth Bank of Australia 1.644%, 1M USD LIBOR + 0.410%, 02/15/18 (a)	6,500,000	6,508,125
1.660%, 3M USD LIBOR + 0.340%, 12/08/17 (a)	11,000,000	11,008,635

BHFTII-51

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
CRC Funding LLC 1.298%, 11/28/17 (b)	9,450,000	$9,429,997
Crown Point Capital LLC 1.369%, 10/10/17 (b)	7,000,000	6,997,401
DBS Bank, Ltd. 1.302%, 11/15/17 (b)	7,000,000	6,988,476
DNB Bank ASA 1.337%, 1M USD LIBOR + 0.100%, 01/19/18 (a)	6,000,000	6,000,408
1.547%, 1M USD LIBOR + 0.310%, 03/23/18 (a)	7,000,000	7,007,546
Erste Abwicklungsanstalt 1.430%, 03/09/18 (b)	6,000,000	5,963,480
1.457%, 1M USD LIBOR + 0.220%, 10/27/17 (a)	15,000,000	15,003,090
European Investment Bank 0.598%, 10/02/17 (b)	20,000,000	19,997,982
HSBC Bank plc 1.468%, 3M USD LIBOR + 0.140%, 06/25/18 (a)	6,000,000	6,004,464
1.609%, 3M USD LIBOR + 0.300%, 02/09/18 (a)	5,000,000	5,005,805
ING U.S. Funding LLC 1.425%, 02/02/18 (b)	15,000,000	14,929,177
JPMorgan Securities, Inc. 1.489%, 02/23/18 (b)	5,000,000	4,971,090
KBC Bank NV 1.257%, 10/16/17 (b)	7,000,000	6,995,506
1.360%, 11/13/17 (b)	5,000,000	4,991,420
Kells Funding LLC 1.123%, 10/10/17 (b)	16,894,000	16,888,805
1.269%, 10/24/17 (b)	15,000,000	14,987,323
Landesbank Baden-Wurttemberg 1.402%, 12/07/17 (b)	8,000,000	7,979,472
LMA S.A. & LMA Americas 0.532%, 10/02/17 (b)	6,500,000	6,499,410
Macquarie Bank, Ltd. 1.015%, 10/04/17 (b)	4,000,000	3,999,291
1.320%, 11/03/17 (b)	9,000,000	8,988,476
1.487%, 1M USD LIBOR + 0.250%, 10/24/17 (144A) (a)	7,000,000	7,001,449
Manhattan Asset Funding Co. LLC 1.465%, 01/26/18 (b)	5,000,000	4,976,894
Mitsubishi UFJ Trust & Banking Corp. (NY) 1.241%, 10/17/17 (b)	3,900,000	3,897,625
Mont Blanc Capital Corp. 1.328%, 11/10/17 (b)	13,878,000	13,857,405
Nederlandse Waterschapsbank NV 1.418%, 02/27/18 (b)	12,000,000	11,933,208
Nieuw Amsterdam Receivables Corp. 1.312%, 12/07/17 (b)	4,000,000	3,989,895
Old Line Funding LLC 0.872%, 10/03/17 (b)	20,000,000	19,997,320
Oversea-Chinese Banking Corp., Ltd. 1.375%, 1M USD LIBOR + 0.140%, 11/10/17 (a)	12,000,000	12,002,232
1.501%, 3M USD LIBOR + 0.170%, 03/28/18 (144A) (a)	6,000,000	6,003,948

Commercial Paper—(Continued)
Starbird Funding Corp. 0.760%, 10/02/17 (b)	1,550,000	1,549,844
1.308%, 11/01/17 (b)	20,000,000	19,976,845
Suncorp Group, Ltd. 1.315%, 10/30/17 (b)	12,000,000	11,986,350
1.476%, 02/05/18 (b)	7,815,000	7,774,339
Toyota Credit Canada, Inc. 1.402%, 12/07/17 (b)	6,000,000	5,986,027
Toyota Motor Credit Corp. 1.437%, 1M USD LIBOR + 0.200%, 03/14/18 (a)	5,000,000	5,002,430
United Overseas Bank, Ltd. 1.417%, 02/20/18 (b)	12,000,000	11,933,472
Victory Receivables Corp. 0.542%, 10/02/17 (b)	32,065,000	32,061,847
Westpac Securities NZ, Ltd. 1.718%, 1M USD LIBOR + 0.480%, 01/26/18 (a)	3,500,000	3,504,442

		546,070,827

Repurchase Agreement—5.7%
JPMorgan Securities, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $50,004,375 on 10/02/17, collateralized by $50,570,000 U.S. Treasury Note at 1.500% due 03/31/19, with a value of $50,629,167.	50,000,000	50,000,000

U.S. Treasury—0.3%
U.S. Treasury Floating Rate Notes 1.221%, 3M USTBMM + 0.168%, 10/31/17 (a)	2,371,000	2,371,318

Total Short-Term Investments (Cost $881,928,991)		882,076,094

Total Investments—99.9% (Cost $881,928,991)		882,076,094
Other assets and liabilities (net)—0.1%		923,782

Net Assets—100.0%		$882,999,876

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.

BHFTII-52

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $13,005,397, which is 1.5% of net assets.
(LIBOR)—	London Interbank Offered Rate.
(USTBMM)—	U.S. Treasury Bill Money Market Yield.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Certificate of Deposit	$—	$283,633,949	$—	$283,633,949
Commercial Paper	—	546,070,827	—	546,070,827
Repurchase Agreement	—	50,000,000	—	50,000,000
U.S. Treasury	—	2,371,318	—	2,371,318
Total Investments	$—	$882,076,094	$—	$882,076,094

BHFTII-53

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—92.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Rockwell Collins, Inc.	101,844	$13,312,029

Auto Components—2.1%
Gentex Corp.	1,190,290	23,567,742

Banks—4.6%
Fifth Third Bancorp	1,013,871	28,368,111
M&T Bank Corp.	150,478	24,232,977

		52,601,088

Capital Markets—1.4%
Intercontinental Exchange, Inc.	238,358	16,375,195

Chemicals—6.3%
Agrium, Inc.	164,890	17,677,857
Axalta Coating Systems, Ltd. (a)	565,005	16,339,945
Celanese Corp. - Series A	364,461	38,002,348

		72,020,150

Construction & Engineering—3.6%
Fluor Corp. (b)	506,126	21,307,904
Jacobs Engineering Group, Inc.	328,269	19,128,235

		40,436,139

Diversified Consumer Services—1.2%
H&R Block, Inc. (b)	520,564	13,784,535

Electrical Equipment—0.1%
Hubbell, Inc. (b)	14,198	1,647,252

Electronic Equipment, Instruments & Components—4.1%
Arrow Electronics, Inc. (a)	321,664	25,865,002
Avnet, Inc.	529,084	20,793,001

		46,658,003

Equity Real Estate Investment Trusts—1.9%
Equity Commonwealth (a) (b)	659,419	20,046,338
STORE Capital Corp.	70,675	1,757,687

		21,804,025

Food & Staples Retailing—1.8%
Kroger Co. (The)	1,010,913	20,278,915

Health Care Providers & Services—1.9%
AmerisourceBergen Corp. (b)	254,696	21,076,094

Insurance—15.3%
Alleghany Corp. (a)	55,893	30,965,281
Allstate Corp. (The)	223,568	20,548,135
Aon plc	168,905	24,677,020
Arch Capital Group, Ltd. (a)	278,377	27,420,134
Fairfax Financial Holdings, Ltd.	24,014	12,463,266
Loews Corp.	338,476	16,199,461
Progressive Corp. (The)	261,275	12,650,936
Torchmark Corp.	353,028	28,274,013

		173,198,246

Internet & Direct Marketing Retail—4.5%
Liberty Expedia Holdings, Inc. - Class A (a)	211,098	11,211,415
Liberty Interactive Corp. - Class A (a) (b)	1,191,993	28,095,275
Liberty Ventures - Series A (a)	210,257	12,100,290

		51,406,980

Internet Software & Services—4.1%
Cars.com, Inc. (a) (b)	750,411	19,968,437
IAC/InterActiveCorp (a)	228,715	26,892,309

		46,860,746

Marine—1.8%
Kirby Corp. (a) (b)	301,767	19,901,534

Media—4.7%
News Corp. - Class A	1,470,515	19,499,029
Omnicom Group, Inc. (b)	286,257	21,203,056
TEGNA, Inc.	971,471	12,949,708

		53,651,793

Metals & Mining—3.6%
Goldcorp, Inc.	1,646,936	21,344,290
Kinross Gold Corp. (a)	4,518,137	19,156,901

		40,501,191

Mortgage Real Estate Investment Trusts—1.1%
AGNC Investment Corp.	562,351	12,191,770

Multi-Utilities—1.3%
SCANA Corp.	299,337	14,514,851

Oil, Gas & Consumable Fuels—13.3%
Andeavor	237,197	24,466,870
Apache Corp. (b)	458,537	21,000,995
Cimarex Energy Co.	198,244	22,534,395
Devon Energy Corp.	932,842	34,244,630
Hess Corp. (b)	645,107	30,249,067
World Fuel Services Corp.	532,570	18,059,449

		150,555,406

Road & Rail—2.3%
Ryder System, Inc.	311,734	26,357,110

Semiconductors & Semiconductor Equipment—2.2%
Analog Devices, Inc.	293,120	25,258,150

Software—1.1%
Synopsys, Inc. (a)	155,401	12,514,443

Specialty Retail—2.9%
AutoNation, Inc. (a) (b)	704,258	33,424,085

Trading Companies & Distributors—4.1%
Air Lease Corp. (b)	1,085,687	46,271,980

Total Common Stocks (Cost $774,147,415)		1,050,169,452

BHFTII-54

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investment—7.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—7.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $84,687,876 on 10/02/17, collateralized by $87,945,000 U.S. Treasury Note at 1.125% due 02/28/21 with a value of $86,385,471.	84,687,029	$84,687,029

Total Short-Term Investments (Cost $84,687,029)		84,687,029

Securities Lending Reinvestments (c)—15.9%

Certificates of Deposit—8.6%
ABN AMRO Bank NV Zero Coupon, 11/21/17	2,989,611	2,995,020
Zero Coupon, 02/22/18	1,490,624	1,491,945
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	3,000,000	2,999,724
Bank of China, Ltd. 1.540%, 10/23/17	4,000,000	4,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	3,000,000	3,000,579
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	3,000,000	3,001,392
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	3,000,000	3,000,162
1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	2,000,000	2,000,072
1.461%, 1M LIBOR + 0.230%, 11/07/17 (d)	1,000,000	1,000,000
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
KBC Bank NV 1.380%, 10/27/17	4,500,000	4,500,495
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	4,993,519	4,997,450
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	7,000,000	6,999,916
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	3,500,000	3,501,225
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	6,500,000	6,499,773
1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	1,000,000	1,000,046

Certificates of Deposit—(Continued)
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (d)	5,000,000	5,000,160
1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	1,000,000	1,000,046
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	2,500,000	2,499,888
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (d)	8,100,000	8,107,168
Standard Chartered plc 1.460%, 02/02/18	2,000,000	2,000,506
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	1,500,000	1,499,955
1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	3,000,000	3,000,312
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (d)	2,500,000	2,500,185
1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	1,000,000	1,000,081
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	4,000,000	4,003,568
1.624%, 3M LIBOR + 0.320%, 01/10/18 (d)	3,500,000	3,501,127
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	5,000,000	4,999,965
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	1,250,000	1,250,301

		97,351,262

Commercial Paper—3.6%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	1,993,747	1,999,866
Barton Capital S.A. 1.320%, 12/11/17	996,700	997,384
1.330%, 10/05/17	3,488,750	3,499,755
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	4,500,000	4,503,915
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	3,000,000	3,000,162
1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	2,000,000	2,000,092
Macquarie Bank, Ltd., London 1.340%, 10/27/17	5,979,453	5,994,417
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (d)	2,000,000	2,001,032

BHFTII-55

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Ridgefield Funding Co. LLC 1.431%, 1M LIBOR + 0.200%, 03/07/18 (d)	5,000,000	$5,000,000
Sheffield Receivables Co. 1.330%, 10/05/17	1,495,013	1,499,902
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	6,000,000	6,001,392
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	1,300,000	1,300,241

		40,797,114

Repurchase Agreements—3.1%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,747,538 on 10/02/17, collateralized by $2,906,064 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,782,333.	1,747,385	1,747,385
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $3,800,333 on 10/02/17, collateralized by $3,868,429 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $3,876,001.	3,800,000	3,800,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,016,245 on 01/02/18, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $500,050 on 10/02/17, collateralized by $502,955 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $510,002.	500,000	500,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,700,281 on 10/02/17, collateralized by $2,750,164 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,754,001.	2,700,000	2,700,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $400,042 on 10/02/17, collateralized by $401,983 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $408,001.	400,000	400,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $2,513,300 on 01/02/18, collateralized by $13,461 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $2,778,839.	2,500,000	2,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,800,153 on 10/02/17, collateralized by $1,726,727 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,837,400.	1,800,000	1,800,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $300,026 on 10/02/17, collateralized by $287,788 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $306,233.	300,000	300,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $5,017,833 on 10/06/17, collateralized by $4,796,463 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $5,103,888.	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,530,851 on 01/02/18, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $8,562,178 on 01/02/18, collateralized by various Common Stock with a value of $9,350,002.	8,500,000	8,500,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000

BHFTII-56

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $4,108,897 on 10/02/17, collateralized by $184,695 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $4,548,381.	4,100,000	$4,100,000

		34,847,385

Time Deposits—0.6%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Australia New Zealand Bank 1.070%, 10/02/17	2,000,000	2,000,000
Credit Agricole S.A. 1.080%, 10/02/17	200,000	200,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	200,000	200,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000

Time Deposits—(Continued)
Svenska 1.050%, 10/02/17	1,000,000	1,000,000

		6,800,000

Total Securities Lending Reinvestments (Cost $179,769,741)		179,795,761

Total Investments—115.9% (Cost $1,038,604,185)		1,314,652,242
Other assets and liabilities (net)—(15.9)%		(180,052,876)

Net Assets—100.0%		$1,134,599,366

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $176,260,478 and the collateral received consisted of cash in the amount of $179,714,716. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate

BHFTII-57

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,050,169,452	$—	$—	$1,050,169,452
Total Short-Term Investment*	—	84,687,029	—	84,687,029
Total Securities Lending Reinvestments*	—	179,795,761	—	179,795,761
Total Investments	$1,050,169,452	$264,482,790	$—	$1,314,652,242

Collateral for Securities Loaned (Liability)	$—	$(179,714,716)	$—	$(179,714,716)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-58

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Australia—6.0%
Acrux, Ltd. (a)	41,605	$4,751
Adelaide Brighton, Ltd.	197,116	904,473
AED Oil, Ltd. (a) (b) (c) (d)	93,946	0
Ainsworth Game Technology, Ltd.	51,616	103,550
Alkane Resources, Ltd. (a)	120,355	31,198
ALS, Ltd.	76,663	471,346
Altium, Ltd.	31,832	270,449
Altona Mining, Ltd. (a)	67,875	7,194
AMA Group, Ltd.	111,029	84,025
Ansell, Ltd.	39,937	700,266
AP Eagers, Ltd.	7,774	46,374
ARB Corp., Ltd.	27,756	377,502
Ardent Leisure Group	50,226	71,790
Arrium, Ltd. (a) (b) (c) (d)	972,288	14,613
AUB Group, Ltd.	25,969	261,635
Ausdrill, Ltd.	126,869	200,042
Austal, Ltd.	81,889	99,889
Australian Agricultural Co., Ltd. (a)	192,359	232,916
Australian Pharmaceutical Industries, Ltd.	174,311	204,467
Auswide Bank, Ltd.	9,275	38,239
Automotive Holdings Group, Ltd.	101,744	265,608
Aveo Group	81,294	153,088
AVJennings, Ltd.	10,332	5,791
AWE, Ltd. (a)	249,785	88,485
Bapcor, Ltd.	23,618	97,392
Beach Energy, Ltd.	743,366	540,706
Beadell Resources, Ltd. (a)	102,327	15,229
Bega Cheese, Ltd.	67,325	362,091
Bellamy’s Australia, Ltd.	13,454	79,491
Billabong International, Ltd. (a)	56,120	22,981
Blackmores, Ltd.	4,835	447,676
Blue Sky Alternative Investments, Ltd.	5,962	51,477
Breville Group, Ltd.	34,410	305,833
Brickworks, Ltd.	5,923	62,986
BT Investment Management, Ltd.	25,960	226,410
Buru Energy, Ltd. (a)	28,148	4,523
Cabcharge Australia, Ltd.	55,813	79,570
Capral, Ltd.	136,176	14,439
Cardno, Ltd. (a)	69,333	76,006
Carnarvon Petroleum, Ltd. (a)	251,902	16,952
carsales.com, Ltd.	83,570	843,995
Cash Converters International, Ltd.	152,939	47,373
Cedar Woods Properties, Ltd.	27,273	121,088
Cleanaway Waste Management, Ltd.	693,108	750,381
Coal of Africa, Ltd. (a) (c)	133,534	3,876
Collection House, Ltd.	19,217	20,297
Collins Foods, Ltd.	8,927	40,992
Cooper Energy, Ltd. (a)	552,999	121,696
Corporate Travel Management, Ltd.	21,828	375,128
Costa Group Holdings, Ltd.	53,534	235,137
Credit Corp. Group, Ltd.	13,415	203,161
CSG, Ltd.	66,837	27,333
CSR, Ltd.	239,936	893,746
Cudeco, Ltd. (a) (b) (d)	51,210	14,863
Data #3, Ltd.	55,471	74,627
Decmil Group, Ltd.	56,744	55,572
Downer EDI, Ltd.	223,855	1,194,798

Australia—(Continued)
DuluxGroup, Ltd.	144,897	797,795
DWS, Ltd.	36,847	38,874
Elders, Ltd. (a)	18,937	72,054
Energy Resources of Australia, Ltd. (a)	51,910	22,967
Energy World Corp., Ltd. (a)	325,379	99,703
EQT Holdings, Ltd.	3,062	42,535
ERM Power, Ltd.	49,991	53,067
Euroz, Ltd.	23,559	20,146
Event Hospitality and Entertainment, Ltd.	38,556	379,166
Evolution Mining, Ltd.	181,680	314,070
Fairfax Media, Ltd.	967,464	719,593
Finbar Group, Ltd.	6,909	4,449
Fleetwood Corp., Ltd.	22,683	48,230
FlexiGroup, Ltd.	49,133	60,209
Flight Centre Travel Group, Ltd.	14,871	526,974
G8 Education, Ltd.	150,770	481,643
Gateway Lifestyle	13,237	20,412
Global Construction Services, Ltd.	9,380	5,334
GrainCorp, Ltd. - Class A	83,590	536,975
Grange Resources, Ltd.	120,000	12,256
Greencross, Ltd.	21,334	88,586
GUD Holdings, Ltd.	39,734	340,119
GWA Group, Ltd.	92,856	190,752
Hansen Technologies, Ltd.	50,238	132,253
HFA Holdings, Ltd.	45,623	95,931
Hills, Ltd. (a)	80,453	11,099
Horizon Oil, Ltd. (a)	652,736	29,201
HT&E, Ltd.	109,386	177,725
IDM International, Ltd. (a) (b) (c) (d)	1,969	0
Iluka Resources, Ltd.	102,479	766,384
Imdex, Ltd. (a)	100,165	70,744
IMF Bentham, Ltd.	49,173	78,314
Independence Group NL	112,057	305,307
Infigen Energy, Ltd. (a)	343,467	204,877
Infomedia, Ltd.	131,353	81,244
Integrated Research, Ltd.	28,972	78,393
International Ferro Metals, Ltd. (a) (b) (c) (d)	82,765	0
Invocare, Ltd.	38,500	475,744
IOOF Holdings, Ltd.	103,265	903,707
Iress, Ltd.	54,057	485,016
iSelect, Ltd.	46,213	58,126
iSentia Group, Ltd.	28,120	39,366
JB Hi-Fi, Ltd.	46,350	836,354
Jupiter Mines, Ltd. (a) (b) (c) (d)	59,374	23,750
K&S Corp., Ltd.	1,802	2,561
Karoon Gas Australia, Ltd. (a)	75,600	76,387
Kingsgate Consolidated, Ltd. (a)	121,238	26,610
Kingsrose Mining, Ltd. (a) (b) (c) (d)	102,961	3,029
Link Administration Holdings, Ltd.	19,799	117,388
MACA, Ltd.	56,351	94,668
Macmahon Holdings, Ltd. (a)	380,170	67,435
Macquarie Atlas Roads Group	135,300	578,183
Mantra Group, Ltd.	17,205	43,143
MaxiTRANS Industries, Ltd.	59,013	31,708
Mayne Pharma Group, Ltd. (a)	452,144	235,038
McMillan Shakespeare, Ltd.	29,453	340,682
McPherson’s, Ltd.	34,460	40,289

BHFTII-59

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Medusa Mining, Ltd. (a)	60,972	$13,862
Melbourne IT, Ltd.	41,278	92,414
Metals X, Ltd.	75,358	46,995
Metcash, Ltd.	385,184	777,182
Mincor Resources NL (a)	105,687	22,662
Mineral Resources, Ltd.	41,091	528,440
MMA Offshore, Ltd. (a)	100,235	14,948
Monadelphous Group, Ltd.	40,177	497,508
Monash IVF Group, Ltd.	21,931	23,824
Morning Star Gold NL (a) (b) (c) (d)	33,455	3
Mortgage Choice, Ltd.	48,689	85,928
Mount Gibson Iron, Ltd.	382,742	114,466
Myer Holdings, Ltd.	355,143	216,448
MYOB Group, Ltd.	52,571	142,283
MyState, Ltd.	3,899	14,690
Navitas, Ltd.	92,060	328,285
New Hope Corp., Ltd.	6,285	9,517
nib holdings, Ltd.	201,163	906,098
Nick Scali, Ltd.	16,348	82,978
Nine Entertainment Co. Holdings, Ltd.	18,490	20,097
Northern Star Resources, Ltd.	220,636	852,205
Nufarm, Ltd.	79,335	517,885
OceanaGold Corp.	166,811	504,009
OFX Group, Ltd.	99,303	135,861
Orocobre, Ltd. (a)	49,318	172,868
Orora, Ltd.	225,473	550,050
OZ Minerals, Ltd.	134,369	783,037
Pacific Current Group, Ltd.	1,159	7,001
Pacific Smiles Group, Ltd.	13,431	19,599
Pact Group Holdings, Ltd.	4,623	19,058
Paladin Energy, Ltd. (a) (b) (c) (d)	612,137	22,568
Panoramic Resources, Ltd. (a)	146,618	34,569
Peet, Ltd.	88,199	84,394
Peninsula Energy, Ltd. (a)	11,352	3,117
Perpetual, Ltd.	17,753	724,611
Perseus Mining, Ltd. (a)	231,401	60,529
Platinum Asset Management, Ltd.	21,691	103,208
Pluton Resources, Ltd. (a) (b) (c) (d)	48,332	0
PMP, Ltd.	158,703	90,260
Premier Investments, Ltd.	44,992	460,801
Primary Health Care, Ltd.	244,279	592,358
Prime Media Group, Ltd.	93,371	30,827
Programmed Maintenance Services, Ltd.	95,504	225,859
Qube Holdings, Ltd.	261,877	508,626
Quintis, Ltd. (b) (c) (d)	106,522	19,174
RCG Corp., Ltd.	90,942	54,693
RCR Tomlinson, Ltd.	70,865	239,012
Reckon, Ltd.	36,898	35,487
Regis Resources, Ltd.	180,703	509,191
Reject Shop, Ltd. (The)	12,421	39,661
Resolute Mining, Ltd.	277,334	222,921
Retail Food Group, Ltd.	62,545	210,685
Ridley Corp., Ltd.	123,003	129,371
RPMGlobal Holdings, Ltd. (a)	4,190	2,256
Ruralco Holdings, Ltd.	9,291	19,998
Salmat, Ltd. (a)	45,807	16,900
Sandfire Resources NL	40,717	184,191

Australia—(Continued)
Saracen Mineral Holdings, Ltd. (a)	349,701	359,704
Select Harvests, Ltd.	30,640	92,944
Senex Energy, Ltd. (a)	248,220	64,444
Servcorp, Ltd.	21,215	92,813
Service Stream, Ltd.	62,705	71,878
Seven Group Holdings, Ltd.	17,494	165,597
Seven West Media, Ltd.	408,410	213,644
SG Fleet Group, Ltd.	4,537	14,066
Sigma Healthcare, Ltd.	560,969	365,063
Silex Systems, Ltd. (a)	28,112	7,165
Silver Chef, Ltd.	8,928	50,484
Silver Lake Resources, Ltd. (a)	112,092	35,576
Sirtex Medical, Ltd.	22,520	235,700
SmartGroup Corp., Ltd.	1,922	13,949
Southern Cross Media Group, Ltd.	229,061	213,094
Spark Infrastructure Group	444,329	881,378
Specialty Fashion Group, Ltd. (a)	34,701	8,165
SpeedCast International, Ltd.	7,741	24,168
St. Barbara, Ltd.	197,046	405,274
Steadfast Group, Ltd.	104,744	229,998
Strike Energy, Ltd. (a)	207,173	12,238
Sundance Energy Australia, Ltd. (a)	373,357	16,424
Sunland Group, Ltd.	40,150	52,613
Super Retail Group, Ltd.	65,652	415,898
Syrah Resources, Ltd. (a)	21,847	59,002
Tabcorp Holdings, Ltd.	236,852	795,305
Tassal Group, Ltd.	80,622	244,145
Technology One, Ltd.	85,252	336,503
Ten Network Holdings, Ltd. (a) (b) (c) (d)	109,315	13,719
Thorn Group, Ltd.	62,916	55,118
Tiger Resources, Ltd. (a) (b) (c) (d)	591,241	17,737
Tox Free Solutions, Ltd.	90,131	177,139
Treasury Wine Estates, Ltd.	30,674	330,605
Troy Resources, Ltd. (a)	106,145	8,715
Villa World, Ltd.	15,952	30,934
Village Roadshow, Ltd.	32,709	96,208
Virgin Australia Holdings, Ltd. (a)	442,369	64,004
Virgin Australia International Holding, Ltd. (a) (b) (c) (d)	968,773	1
Virtus Health, Ltd.	37,091	162,448
Vista Group International, Ltd.	7,356	30,287
Vita Group, Ltd.	18,112	24,199
Watpac, Ltd. (a)	37,999	21,161
Webjet, Ltd.	30,172	256,044
Western Areas, Ltd.	118,029	241,085
Westgold Resources, Ltd. (a)	37,679	57,738
Whitehaven Coal, Ltd. (a)	121,287	350,447
WorleyParsons, Ltd. (a)	42,032	446,855
WPP AUNZ, Ltd.	131,382	113,374

		43,552,599

Austria—1.4%
A-TEC Industries AG (a) (b) (c) (d)	1,312	0
Agrana Beteiligungs AG	1,453	184,540
ams AG (a)	20,236	1,469,804
Andritz AG	10,323	596,774

BHFTII-60

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Austria—(Continued)
Austria Technologie & Systemtechnik AG	14,133	$200,782
BUWOG AG (a)	17,192	515,758
CA Immobilien Anlagen AG	20,949	602,426
DO & Co. AG	1,857	91,268
EVN AG	12,657	197,676
FACC AG (a)	2,221	32,423
IMMOFINANZ AG (a) (e)	135,201	349,443
Kapsch TrafficCom AG	2,222	118,501
Lenzing AG	3,209	465,839
Mayr Melnhof Karton AG	3,412	489,614
Oberbank AG	198	18,464
Oesterreichische Post AG	10,867	501,735
Palfinger AG	5,947	270,177
POLYTEC Holding AG	10,783	255,796
Porr AG	1,436	45,366
Raiffeisen Bank International AG (a)	13,074	438,245
RHI AG	8,926	373,170
Rosenbauer International AG	1,615	108,788
S IMMO AG	24,014	425,112
S&T AG	3,445	75,814
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,509	281,525
Semperit AG Holding	5,443	167,246
Strabag SE	6,827	297,048
Telekom Austria AG (a)	24,392	221,283
UBM Development AG	78	3,562
UNIQA Insurance Group AG	21,779	228,520
Wienerberger AG	39,101	956,053
Zumtobel Group AG	13,016	226,597

		10,209,349

Belgium—2.1%
Ablynx NV (a)	15,614	228,466
Ackermans & van Haaren NV	8,887	1,559,044
AGFA-Gevaert NV (a)	74,984	359,313
Atenor	1,089	62,345
Banque Nationale de Belgique	88	300,259
Barco NV	4,866	524,945
Bekaert S.A.	11,685	560,549
bpost S.A.	13,449	399,818
Cie d’Entreprises CFE	4,659	694,425
Cie Immobiliere de Belgique S.A.	1,276	82,007
D’ieteren S.A.	8,787	403,424
Deceuninck NV (c)	27,313	105,224
Econocom Group S.A.	48,185	367,879
Elia System Operator S.A.	12,209	707,249
Euronav NV	30,049	247,238
EVS Broadcast Equipment S.A.	4,761	180,016
Exmar NV	10,339	54,958
Fagron (a)	17,646	257,237
Galapagos NV (a)	16,401	1,670,737
GIMV NV	450	27,654
Ion Beam Applications (e)	7,745	265,044
Jensen-Group NV	738	37,896
Kinepolis Group NV	6,526	433,364
Lotus Bakeries NV	118	312,417
MDxHealth (a)	5,915	33,209

Belgium—(Continued)
Melexis NV	6,496	628,887
Nyrstar NV (a) (e)	26,926	214,444
Ontex Group NV	10,972	373,709
Orange Belgium S.A.	13,209	305,328
Picanol	1,475	176,248
RealDolmen NV	1,200	35,776
Recticel S.A.	18,423	165,315
Resilux NV	229	40,042
Rezidor Hotel Group AB	37,700	151,328
Roularta Media Group NV	1,629	28,070
Sioen Industries NV	3,290	110,555
Sipef S.A.	3,499	258,047
Tessenderlo Group S.A. (a)	13,457	654,705
ThromboGenics NV (a)	9,279	43,201
Umicore S.A.	22,714	1,879,309
Van de Velde NV	2,448	136,689
Viohalco S.A. (a)	45,397	155,074

		15,231,444

Cambodia—0.0%
NagaCorp, Ltd.	458,000	278,279

Canada—8.2%
5N Plus, Inc. (a)	33,732	87,861
Absolute Software Corp.	18,754	116,484
Acadian Timber Corp.	3,800	58,930
Advantage Oil & Gas, Ltd. (a)	91,030	570,511
Aecon Group, Inc. (e)	30,622	431,199
AG Growth International, Inc.	5,820	248,379
AGF Management, Ltd. - Class B	32,280	209,293
AGT Food & Ingredients, Inc. (e)	7,901	154,759
Aimia, Inc.	40,971	81,105
AirBoss of America Corp.	3,761	35,086
AKITA Drilling, Ltd. - Class A	2,003	11,093
Alamos Gold, Inc. - Class A	95,845	647,544
Alaris Royalty Corp.	8,954	147,613
Algoma Central Corp.	4,410	42,766
Alio Gold, Inc. (a)	5,966	26,298
Alterra Power Corp.	15,076	66,333
Altius Minerals Corp.	9,660	92,206
Altus Group, Ltd.	14,488	368,891
Amerigo Resources, Ltd. (a)	2,000	1,218
Andrew Peller, Ltd. - Class A	6,617	63,691
Asanko Gold, Inc. (a)	23,027	21,777
Athabasca Oil Corp. (a)	78,524	70,484
ATS Automation Tooling Systems, Inc. (a)	36,533	388,241
AuRico Metals, Inc. (a)	42,144	42,558
AutoCanada, Inc.	8,428	160,826
Avigilon Corp. (a)	14,381	206,077
B2Gold Corp. (a)	313,368	863,944
Badger Daylighting, Ltd. (e)	11,862	252,593
Baytex Energy Corp. (a)	67,105	202,216
Bellatrix Exploration, Ltd. (a)	12,053	34,389
Birchcliff Energy, Ltd.	60,552	293,600
Bird Construction, Inc.	18,612	148,419
Black Diamond Group, Ltd.	19,812	36,837

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
BlackPearl Resources, Inc. (a)	117,817	$103,866
BMTC Group, Inc.	5,387	53,708
Bonavista Energy Corp.	62,296	148,781
Bonterra Energy Corp.	12,499	165,284
Boralex, Inc. - Class A	17,054	293,721
Brookfield Real Estate Services, Inc.	800	10,643
BRP, Inc.	10,168	328,896
BSM Technologies, Inc. (a)	15,600	17,253
Calfrac Well Services, Ltd. (a) (e)	35,593	144,626
Calian Group, Ltd.	2,846	65,234
Callidus Capital Corp.	4,100	33,845
Canaccord Genuity Group, Inc.	54,653	187,907
Canacol Energy, Ltd. (a)	37,461	124,595
Canadian Western Bank	32,028	865,289
Canfor Corp. (a)	17,141	322,008
Canfor Pulp Products, Inc.	15,297	163,176
CanWel Building Materials Group, Ltd.	9,304	46,828
Capital Power Corp.	43,408	858,245
Capstone Mining Corp. (a)	117,839	128,440
Cara Operations, Ltd.	1,150	22,479
Cardinal Energy, Ltd.	350	1,324
Cargojet, Inc.	1,200	48,087
Cascades, Inc.	41,736	500,397
Celestica, Inc. (a)	36,485	451,475
Celestica, Inc. (U.S. Listed Shares) (a)	223	2,761
Centerra Gold, Inc. (a)	62,285	438,778
Cequence Energy, Ltd. (a)	86,636	10,415
Cervus Equipment Corp.	2,998	33,398
CES Energy Solutions Corp.	45,937	232,308
Chesswood Group, Ltd.	2,000	19,715
Chinook Energy, Inc. (a)	27,917	7,719
Cineplex, Inc. (e)	19,436	608,120
Clairvest Group, Inc.	200	5,689
Clarke, Inc.	1,614	12,418
Clearwater Seafoods, Inc.	7,044	50,752
Cogeco Communications, Inc.	4,920	362,844
Cogeco, Inc.	2,309	151,521
Colliers International Group, Inc.	11,880	589,358
Computer Modelling Group, Ltd.	21,620	158,717
Cona Resources, Ltd.	4,700	8,626
Continental Gold, Inc. (a)	20,900	50,585
Copper Mountain Mining Corp. (a)	57,011	57,114
Corby Spirit and Wine, Ltd.	3,957	68,469
Corridor Resources, Inc. (a)	21,385	10,283
Corus Entertainment, Inc. - B Shares	31,990	332,783
Cott Corp.	44,379	665,463
Cott Corp. (U.S. Listed Shares)	2,000	30,020
Crew Energy, Inc. (a)	69,029	245,633
CRH Medical Corp. (a)	11,000	28,652
Delphi Energy Corp. (a)	95,850	95,255
Denison Mines Corp. (a)	247,548	115,069
Descartes Systems Group, Inc. (The) (a)	28,586	779,629
Detour Gold Corp. (a)	21,700	239,304
DHX Media, Ltd.	28,196	118,185
DIRTT Environmental Solutions (a)	14,300	62,804
Dominion Diamond Corp.	23,880	338,559
Dominion Diamond Corp. (U.S. Listed Shares) (e)	9,238	130,995

Canada—(Continued)
Dorel Industries, Inc. - Class B	12,134	290,380
Dundee Precious Metals, Inc. (a)	40,545	87,735
E-L Financial Corp., Ltd.	177	120,010
Echelon Financial Holdings, Inc. (a)	900	9,658
EcoSynthetix, Inc. (a)	800	1,449
Eldorado Gold Corp.	112,292	246,588
Enbridge Income Fund Holdings, Inc.	16,024	412,752
EnerCare, Inc.	31,725	519,957
Enerflex, Ltd.	29,289	431,911
Enerplus Corp.	35,800	353,194
Enghouse Systems, Ltd.	7,089	293,787
Ensign Energy Services, Inc.	51,526	291,131
Epsilon Energy, Ltd. (a)	21,856	53,775
Equitable Group, Inc. (e)	3,909	175,439
Equity Financial Holdings, Inc. (a)	1,100	6,391
Essential Energy Services Trust (a)	53,526	26,597
Evertz Technologies, Ltd.	9,149	127,657
Exchange Income Corp. (e)	3,551	99,408
Exco Technologies, Ltd.	13,332	103,536
EXFO, Inc. (a)	85	339
Extendicare, Inc.	37,356	279,328
Fiera Capital Corp.	12,719	147,195
Firm Capital Mortgage Investment Corp.	8,474	83,874
First Majestic Silver Corp. (a) (e)	33,160	226,426
First National Financial Corp. (e)	4,907	104,059
FirstService Corp.	12,580	826,635
Fortress Paper, Ltd. - Class A (a)	7,338	28,817
Fortuna Silver Mines, Inc. (a) (e)	60,121	263,082
Freehold Royalties, Ltd.	30,212	356,902
Gamehost, Inc.	4,952	40,084
Genesis Land Development Corp.	14,348	40,247
Genworth MI Canada, Inc. (e)	12,625	374,677
Gibson Energy, Inc. (e)	29,744	422,411
Glacier Media, Inc. (a)	9,600	4,847
Gluskin Sheff & Associates, Inc.	10,533	158,702
GMP Capital, Inc. (a)	28,336	56,774
Goeasy, Ltd.	2,000	46,516
Gran Tierra Energy, Inc. (a)	109,213	247,704
Granite Oil Corp.	10,252	28,757
Great Canadian Gaming Corp. (a)	14,894	383,168
Great Panther Silver, Ltd. (a) (e)	67,206	83,486
Guyana Goldfields, Inc. (a)	48,247	161,629
Hanfeng Evergreen, Inc. (a) (b) (c) (d)	12,100	0
Heroux-Devtek, Inc. (a)	14,606	151,825
High Liner Foods, Inc.	4,807	53,974
HNZ Group, Inc. (a)	3,031	30,972
Home Capital Group, Inc. (e)	20,814	231,702
Horizon North Logistics, Inc.	30,612	34,102
HudBay Minerals, Inc.	103,103	764,338
Hudson’s Bay Co.	16,774	170,866
IAMGOLD Corp. (a) (e)	152,782	934,263
Imperial Metals Corp. (a)	15,126	38,792
Indigo Books & Music, Inc. (a)	1,986	25,467
Information Services Corp.	800	11,118
Innergex Renewable Energy, Inc.	35,491	408,740
Interfor Corp. (a)	33,292	527,763
International Tower Hill Mines, Ltd. (a)	21,604	12,120

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Intertape Polymer Group, Inc.	20,313	$296,291
Jean Coutu Group PJC, Inc. (The) - Class A	15,725	306,245
Just Energy Group, Inc.	58,790	340,655
K-Bro Linen, Inc. (e)	2,319	72,242
Kelt Exploration, Ltd. (a)	26,451	151,149
Kinaxis, Inc. (a)	1,060	62,610
Kingsway Financial Services, Inc. (a)	8,765	53,387
Kirkland Lake Gold, Ltd.	42,041	541,791
Klondex Mines, Ltd. (a)	48,447	176,665
Knight Therapeutics, Inc. (a)	33,205	230,193
KP Tissue, Inc.	1,400	16,841
Labrador Iron Ore Royalty Corp.	15,800	250,723
Laurentian Bank of Canada	13,206	638,312
Leon’s Furniture, Ltd.	9,639	139,361
Lightstream Resources, Ltd. (a) (b) (c) (d)	108,373	0
Linamar Corp.	2,948	179,892
Liquor Stores N.A., Ltd.	12,660	99,941
Lucara Diamond Corp.	110,136	213,608
MacDonald Dettwiler & Associates, Ltd. (e)	4,268	242,791
Magellan Aerospace Corp.	5,794	83,120
Mainstreet Equity Corp. (a)	2,561	75,983
Major Drilling Group International, Inc. (a)	36,670	205,722
Mandalay Resources Corp.	87,627	23,526
Manitok Energy, Inc. (a)	4,195	219
Manitok Energy, Inc. (c)	747	39
Maple Leaf Foods, Inc.	30,319	826,407
Martinrea International, Inc.	32,289	293,454
Maxim Power Corp. (a)	2,800	5,992
Mediagrif Interactive Technologies, Inc.	4,176	44,981
Medical Facilities Corp.	12,861	160,692
MEG Energy Corp. (a)	33,700	148,277
Melcor Developments, Ltd.	3,120	39,258
Morguard Corp.	900	132,697
Morneau Shepell, Inc.	16,285	271,471
MTY Food Group, Inc.	5,404	211,699
Mullen Group, Ltd. (e)	37,792	516,412
Nautilus Minerals, Inc. (a)	134,471	19,938
Nevsun Resources, Ltd.	81,011	175,299
New Flyer Industries, Inc.	17,136	707,414
New Gold, Inc. (a)	96,948	359,743
Newalta Corp. (a)	23,919	18,595
Norbord, Inc.	8,718	331,951
North American Energy Partners, Inc.	14,743	62,977
North West Co., Inc. (The)	17,071	409,211
Northland Power, Inc.	23,121	429,158
Novelion Therapeutics, Inc. (a) (b) (d)	5,100	35,853
NuVista Energy, Ltd. (a)	59,117	357,711
Obsidian Energy, Ltd. (a) (e)	163,188	172,637
Osisko Gold Royalties, Ltd.	22,106	285,239
Painted Pony Energy, Ltd. (a)	38,738	103,695
Pan American Silver Corp.	39,015	664,451
Paramount Resources, Ltd. - Class A (a)	19,290	381,858
Parex Resources, Inc. (a)	55,359	667,724
Parkland Fuel Corp.	26,463	538,274
Pason Systems, Inc.	22,516	338,890
Pengrowth Energy Corp. (a) (e)	183,295	186,564
Petrus Resources, Ltd. (a)	1,290	2,791

Canada—(Continued)
PHX Energy Services Corp. (a)	12,350	23,557
Pizza Pizza Royalty Corp.	6,998	92,877
Platinum Group Metals, Ltd. (a)	3,208	1,337
Points International, Ltd. (a)	5,320	60,544
Polymet Mining Corp. (a)	38,355	23,054
Precision Drilling Corp. (a)	103,898	323,081
Premium Brands Holdings Corp.	7,879	628,299
Pulse Seismic, Inc. (a)	15,720	38,048
Pure Technologies, Ltd.	7,900	32,733
Quarterhill, Inc.	58,061	76,313
Questerre Energy Corp. - Class A (a) (e)	83,569	61,618
Raging River Exploration, Inc. (a)	56,263	354,871
RB Energy, Inc. (a) (c)	76,741	92
Reitmans Canada, Ltd. - Class A	20,566	66,919
Richelieu Hardware, Ltd.	18,390	462,495
Richmont Mines, Inc. (a)	20,415	190,284
RMP Energy, Inc. (a)	72,808	37,345
Rocky Mountain Dealerships, Inc.	3,738	33,253
Rogers Sugar, Inc.	35,106	177,816
Russel Metals, Inc.	25,722	568,554
Sabina Gold & Silver Corp. (a)	57,206	101,323
Sandstorm Gold, Ltd. (a) (e)	48,383	218,698
Secure Energy Services, Inc.	55,376	384,337
SEMAFO, Inc. (a)	123,983	327,905
ShawCor, Ltd.	20,891	462,272
Sherritt International Corp. (a) (e)	132,332	113,480
Sienna Senior Living, Inc.	14,276	206,746
Sierra Wireless, Inc. (a) (e)	16,910	362,798
Solium Capital, Inc. (a)	11,317	93,420
Spartan Energy Corp. (a)	23,367	127,908
Sprott Resource Holdings, Inc. (a)	112,715	13,550
Sprott, Inc.	56,027	94,744
SSR Mining, Inc. (a)	37,551	397,856
Stantec, Inc.	19,182	532,376
Stars Group, Inc. (The) (a)	17,000	347,425
Stella-Jones, Inc.	10,990	422,953
Stornoway Diamond Corp. (a)	70,074	42,120
Strad Energy Services, Ltd. (a)	10,641	13,219
Street Capital Group, Inc. (a)	5,900	6,620
Stuart Olson, Inc.	11,157	46,318
Student Transportation, Inc.	27,425	163,748
SunOpta, Inc. (a)	26,392	228,650
Superior Plus Corp.	44,558	451,383
Surge Energy, Inc. (e)	85,275	154,455
Taseko Mines, Ltd. (a)	108,786	204,015
Tembec, Inc. (a)	32,111	117,867
Teranga Gold Corp. (a)	24,518	55,019
TFI International, Inc.	25,364	653,742
Theratechnologies, Inc. (a)	11,600	69,818
TMX Group, Ltd.	7,727	436,589
TORC Oil & Gas, Ltd.	47,624	234,733
Torex Gold Resources, Inc. (a)	16,690	261,502
Toromont Industries, Ltd.	22,483	1,031,038
Torstar Corp. - Class B	21,453	23,039
Total Energy Services, Inc.	17,786	202,271
TransAlta Corp.	62,449	365,360
TransAlta Renewables, Inc.	10,414	114,927

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Transcontinental, Inc. - Class A	26,130	$540,086
TransGlobe Energy Corp. (a)	36,372	51,887
Trevali Mining Corp. (a)	55,100	62,265
Trican Well Service, Ltd. (a)	101,707	371,696
Trinidad Drilling, Ltd. (a)	83,773	126,893
Uni-Select, Inc.	13,271	286,745
Valener, Inc.	16,303	288,234
Vecima Networks, Inc.	2,500	19,836
Veresen, Inc.	76,138	1,142,299
Wajax Corp.	7,885	128,789
Wesdome Gold Mines, Ltd. (a)	38,107	66,578
West Fraser Timber Co., Ltd.	8,006	461,977
Western Energy Services Corp. (a)	27,573	30,054
Western Forest Products, Inc.	145,247	310,807
WestJet Airlines, Ltd.	861	18,334
Westshore Terminals Investment Corp.	18,288	351,616
Whitecap Resources, Inc.	27,350	212,619
Winpak, Ltd.	8,852	364,225
Xtreme Drilling Corp. (a)	4,967	8,718
Yangarra Resources, Ltd. (a)	9,200	29,419
Yellow Pages, Ltd. (a) (e)	6,975	48,242
ZCL Composites, Inc.	9,681	98,769
Zenith Capital Corp. (a) (b) (c) (d)	12,830	833

		59,405,179

China—0.2%
APT Satellite Holdings, Ltd.	164,250	76,749
Asia Satellite Telecommunications Holdings, Ltd.	58,500	54,982
BeijingWest Industries International, Ltd.	41,200	6,711
BOE Varitronix, Ltd.	137,000	71,061
Bund Center Investment, Ltd.	138,000	81,009
CGN Mining Co., Ltd.	145,000	9,676
China Chuanglian Education Group, Ltd. (a)	336,000	4,377
China Display Optoelectronics Technology Holdings, Ltd.	136,000	18,650
China Gold International Resources Corp., Ltd. (a)	62,113	97,569
China Ludao Technology Co., Ltd. (a)	56,000	11,910
Chong Hing Bank, Ltd.	7,000	14,257
CITIC Telecom International Holdings, Ltd.	467,000	134,652
FIH Mobile, Ltd.	291,000	92,207
First Sponsor Group, Ltd.	8,628	8,687
Fountain SET Holdings, Ltd.	422,000	62,736
Goodbaby International Holdings, Ltd.	25,000	13,814
Guangnan Holdings, Ltd.	264,000	34,136
Guotai Junan International Holdings, Ltd. (e)	571,600	183,863
iOne Holdings, Ltd. (a)	960,000	24,626
Neo-Neon Holdings, Ltd. (a)	322,500	37,325
New Sports Group, Ltd. (a)	2,230,000	9,495
Shenwan Hongyuan HK, Ltd.	172,500	62,369
Sino Grandness Food Industry Group, Ltd. (a)	199,272	32,327
SITC International Holdings Co., Ltd.	223,000	202,595

		1,345,783

Denmark—2.1%
ALK-Abello A/S	1,596	251,077
Alm Brand A/S	35,116	345,788

Denmark—(Continued)
Ambu A/S - Class B	9,548	742,539
Bang & Olufsen A/S (a)	9,221	199,191
Bavarian Nordic A/S (a)	10,666	477,007
Brodrene Hartmann A/S	663	39,121
D/S Norden A/S (a) (e)	5,328	113,817
DFDS A/S	11,185	638,949
FLSmidth & Co. A/S	18,666	1,235,580
GN Store Nord A/S	52,383	1,796,863
H+H International A/S - Class B (a)	1,737	31,451
Harboes Bryggeri A/S - Class B	1,454	25,864
IC Group A/S	3,209	69,570
Jeudan A/S (a)	201	22,813
Jyske Bank A/S	14,672	847,177
Matas A/S	972	14,203
NKT A/S (a)	6,820	583,845
NNIT A/S	717	21,662
Nordjyske Bank A/S	185	3,570
Parken Sport & Entertainment A/S	2,351	29,872
PER Aarsleff Holding A/S	8,472	248,942
Ringkjoebing Landbobank A/S	9,819	506,841
Rockwool International A/S - B Shares	3,162	858,903
Royal Unibrew A/S	15,546	852,284
RTX A/S	2,568	73,492
Santa Fe Group A/S (a)	7,121	59,412
Schouw & Co. AB	6,676	726,436
SHS ST Deutschland Holding (c)	5,600	31,854
SHS ST Deutschland Holding (c)	2	7
SimCorp A/S	16,061	982,384
Solar A/S - B Shares	2,435	148,358
Spar Nord Bank A/S	32,428	404,228
Sydbank A/S	26,018	1,080,743
TDC A/S	156,616	918,222
TK Development A/S (a)	37,491	56,572
Topdanmark A/S (a)	22,026	866,870
United International Enterprises	850	178,202
Vestjysk Bank A/S (a)	3,300	2,123
Zealand Pharma A/S (a) (e)	3,880	74,874

		15,560,706

Faeroe Islands—0.0%
Bakkafrost P/F	5,969	274,226

Finland—2.7%
Aktia Bank Oyj	3,139	34,392
Alma Media Oyj	22,695	173,620
Amer Sports Oyj (a)	47,651	1,265,180
Apetit Oyj	1,205	19,498
Aspo Oyj	8,414	89,401
Atria Oyj	2,604	36,970
BasWare Oyj (a)	3,525	166,776
Bittium Oyj	4,041	34,389
Cargotec Oyj - B Shares	12,591	791,768
Caverion Corp. (a) (e)	36,589	336,011
Citycon Oyj	146,997	386,738
Cramo Oyj	9,503	249,614
Elisa Oyj	25,568	1,100,580

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
F-Secure Oyj	35,820	$180,859
Finnair Oyj	24,728	327,698
Fiskars Oyj Abp	17,515	421,267
HKScan Oyj - A Shares	6,704	27,100
Huhtamaki Oyj	37,559	1,516,918
Ilkka-Yhtyma Oyj	2,976	10,980
Kemira Oyj	41,153	540,866
Kesko Oyj - A Shares	933	49,479
Kesko Oyj - B Shares	24,862	1,333,178
Konecranes Oyj	16,662	739,676
Lassila & Tikanoja Oyj	13,408	286,813
Lemminkainen Oyj	5,098	149,911
Metsa Board Oyj	86,501	592,465
Metso Oyj	25,057	919,324
Nokian Renkaat Oyj	40,917	1,820,974
Olvi Oyj - A Shares	6,303	216,277
Oriola-KD Oyj - B Shares	53,692	215,760
Orion Oyj - Class A	8,788	408,857
Outokumpu Oyj (e)	102,277	1,062,559
Outotec Oyj (a)	52,402	414,690
Ponsse Oyj	3,208	90,434
Poyry Oyj (a)	14,295	85,068
Raisio Oyj - V Shares	55,399	240,384
Ramirent Oyj	31,090	321,399
Rapala VMC Oyj	8,902	41,455
Sanoma Oyj	31,912	348,091
Stockmann Oyj Abp - B Shares (a)	11,956	84,784
Talvivaara Mining Co. plc (a) (b) (c) (d)	286,881	1,933
Technopolis Oyj	66,184	307,417
Teleste Oyj	772	6,871
Tieto Oyj	21,736	662,549
Tikkurila Oyj (e)	12,873	234,463
Uponor Oyj	19,661	340,688
Vaisala Oyj - A Shares	4,116	211,625
Valmet Oyj	12,429	244,541
YIT Oyj (e)	33,084	270,779

		19,413,069

France—5.3%
ABC Arbitrage	7,498	54,498
Actia Group	4,338	37,989
Air France-KLM (a)	50,893	802,594
Akka Technologies S.A.	2,131	124,302
Albioma S.A.	13,155	296,656
Altamir Amboise	9,152	165,535
Alten S.A.	9,273	838,089
Altran Technologies S.A.	59,194	1,088,769
Antalis International SAS (a)	2,044	6,040
APRIL S.A.	8,341	128,125
Assystem	4,398	171,552
Aubay	1,785	72,378
Axway Software S.A.	2,132	55,937
Bastide le Confort Medical	590	26,354
Beneteau S.A.	15,076	261,959
Boiron S.A.	2,586	230,650
Bonduelle SCA	6,712	302,381

France—(Continued)
Burelle S.A.	156	240,789
Catering International Services	541	12,377
Cegedim S.A. (a)	2,643	100,896
CGG S.A. (a) (e)	3,847	21,375
Chargeurs S.A.	7,964	241,918
Chargeurs S.A. (a)	89	2,387
Cie des Alpes	3,241	103,239
Coface S.A. (a)	6,477	69,585
Dalenys (a)	1,352	13,508
Derichebourg S.A.	31,305	328,800
Devoteam S.A.	2,486	231,009
Edenred	47,147	1,282,935
Electricite de Strasbourg S.A.	88	12,850
Elior Group S.A.	19,633	519,542
Elis S.A.	6,943	185,844
Eramet (a)	1,499	101,865
Esso S.A. Francaise (a)	1,341	100,504
Euler Hermes Group	2,457	290,297
Eutelsat Communications S.A.	3,630	107,570
Exel Industries - A Shares	618	77,219
Faurecia	17,750	1,232,332
Fleury Michon S.A.	461	26,240
Fnac Darty S.A. (a)	3,721	358,162
Fnac Darty S.A. (a)	5,410	521,315
Gaztransport Et Technigaz S.A. (e)	5,461	296,995
GEA	165	17,303
GL Events	3,794	125,784
Groupe Crit	1,062	101,417
Groupe Eurotunnel SE	23,306	280,975
Groupe Gorge (a)	1,266	31,572
Groupe Open	722	23,800
Guerbet	2,188	204,040
Haulotte Group S.A.	5,337	100,907
Havas S.A.	12,295	134,434
HERIGE SADCS	235	10,832
HiPay Group S.A. (a)	1,527	25,097
ID Logistics Group (a)	428	76,408
Imerys S.A.	3,235	292,340
Ingenico Group S.A.	7,127	676,272
Interparfums S.A.	2,025	80,778
Ipsen S.A.	9,474	1,260,476
IPSOS	12,134	419,769
Jacquet Metal Service	7,386	245,313
Korian S.A.	22,596	743,487
Lagardere SCA	36,064	1,208,669
Lanson-BCC	15	582
Laurent-Perrier	1,367	128,219
Le Belier	299	14,987
Le Noble Age	1,488	99,415
Lectra	8,150	255,873
Linedata Services	855	40,922
LISI	8,732	457,615
Maisons France Confort S.A.	1,526	105,789
Manitou BF S.A.	4,534	170,144
Manutan International	589	56,037
Mersen S.A.	8,985	323,820
METabolic EXplorer S.A. (a) (e)	6,035	16,256

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Metropole Television S.A.	8,601	$198,897
MGI Coutier	3,301	145,911
Mr. Bricolage	601	11,521
Naturex (a)	2,045	231,553
Neopost S.A.	12,528	486,872
Nexans S.A.	10,974	650,816
Nexity S.A. (a)	12,502	763,960
NRJ Group (a)	9,690	127,673
Oeneo S.A.	4,362	49,482
Onxeo S.A. (a) (e)	4,566	9,935
Onxeo S.A. (a) (e)	8,671	18,757
Orpea	11,098	1,313,592
Parrot S.A. (a)	2,647	31,789
Pierre & Vacances S.A. (a)	2,817	151,486
Plastic Omnium S.A.	21,512	919,723
Plastivaloire	1,576	39,902
Rallye S.A. (e)	8,966	166,168
Rexel S.A.	55,587	961,956
Robertet S.A.	42	19,516
Rothschild & Co.	488	18,459
Rubis SCA	34,768	2,215,098
Samse S.A.	107	19,665
Sartorius Stedim Biotech	5,424	375,685
Savencia S.A.	2,303	220,493
Seche Environnement S.A.	1,555	62,496
Sequana S.A. (a)	10,224	11,839
SES-imagotag S.A. (a)	383	13,290
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (a)	16	709
Societe Marseillaise du Tunnel Prado-Carenage S.A.	293	6,995
Societe pour l’Informatique Industrielle	713	19,208
Societe Television Francaise 1	24,803	362,310
SOITEC (a)	5,935	390,177
Solocal Group (a)	140,462	168,689
Somfy S.A.	1,645	151,675
Sopra Steria Group	5,251	974,782
SPIE S.A.	11,799	324,732
Ste Industrielle d’Aviation Latecoere S.A. (a)	26,469	182,258
STEF S.A.	1,145	127,821
Sword Group	3,419	143,537
Synergie S.A.	3,810	201,435
Tarkett S.A.	3,785	170,544
Technicolor S.A.	88,305	304,787
Teleperformance SE	13,695	2,044,553
Tessi S.A.	727	150,834
TFF Group	308	52,966
Thermador Groupe	1,081	131,189
Total Gabon	324	51,356
Touax S.A. (a)	1,706	27,726
Trigano S.A.	3,132	484,958
UBISOFT Entertainment S.A. (a) (e)	35,426	2,432,727
Union Financiere de France BQE S.A.	1,257	46,323
Vallourec S.A. (a) (e)	64,313	383,105
Valneva SE (a) (e)	15,386	53,275
Vetoquinol S.A.	1,341	86,536
Vicat S.A.	5,373	409,918

France—(Continued)
VIEL & Cie S.A.	4,205	27,034
Vilmorin & Cie S.A.	2,684	241,073
Virbac S.A. (a)	1,270	186,783
Vranken-Pommery Monopole S.A.	958	26,314

		38,475,556

Georgia—0.0%
BGEO Group plc	6,261	273,531

Germany—6.2%
Aareal Bank AG	26,928	1,141,110
Adler Modemaerkte AG (a)	2,828	18,383
ADLER Real Estate AG (a)	4,349	68,878
ADVA Optical Networking SE (a) (e)	13,833	93,463
AIXTRON SE (a)	30,799	414,611
Allgeier SE	2,942	72,844
Amadeus Fire AG	2,107	196,032
Aurubis AG	14,317	1,160,591
Axel Springer SE	10,274	660,608
Basler AG	236	49,761
Bauer AG	4,696	152,071
BayWa AG	5,731	228,255
BayWa AG	305	12,508
Bechtle AG	10,952	820,402
Bertrandt AG (e)	1,677	168,836
Bijou Brigitte AG	1,603	101,472
Bilfinger SE (e)	3,381	141,578
Biotest AG	4,221	135,690
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	26,420	256,085
CANCOM SE	6,787	509,464
Carl Zeiss Meditec AG	9,550	498,497
CENIT AG	3,819	94,652
CENTROTEC Sustainable AG	3,158	67,172
Cewe Stiftung & Co. KGaA	2,303	218,961
Comdirect Bank AG	13,399	182,402
CompuGroup Medical SE	8,932	505,879
Constantin Medien AG (a)	15,941	40,602
CropEnergies AG	9,235	114,537
CTS Eventim AG & Co. KGaA	15,997	698,621
Data Modul AG	138	14,247
Delticom AG (e)	1,562	24,165
Deutsche Beteiligungs AG	2,815	151,414
Deutsche Euroshop AG	6,674	250,344
Deutsche Pfandbriefbank AG	10,699	160,088
Deutz AG	35,346	285,884
DIC Asset AG	7,859	86,866
DMG Mori AG (e)	8,942	555,087
Dr. Hoenle AG	2,084	86,861
Draegerwerk AG & Co. KGaA	1,062	89,420
Drillisch AG	17,268	1,211,295
Duerr AG	8,529	1,140,600
Eckert & Ziegler AG	1,629	68,349
Elmos Semiconductor AG	6,381	165,305
ElringKlinger AG (e)	11,206	208,852
Euromicron AG (a)	2,048	19,877

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Evotec AG (a)	24,706	$586,774
Fielmann AG	816	70,711
Francotyp-Postalia Holding AG	3,300	18,499
Fraport AG Frankfurt Airport Services Worldwide	3,441	326,861
Freenet AG	51,967	1,737,567
FUCHS Petrolub SE	843	43,289
Gerresheimer AG	9,821	761,338
Gerry Weber International AG (e)	9,842	122,805
Gesco AG	4,563	162,350
GFT Technologies SE (e)	5,932	111,265
Grammer AG	5,154	336,069
GRENKE AG	5,112	476,632
H&R GmbH & Co. KGaA (a)	4,195	69,571
Hamburger Hafen und Logistik AG	8,624	271,636
Heidelberger Druckmaschinen AG (a)	100,140	408,326
Hella KGaA Hueck & Co.	2,951	174,070
HolidayCheck Group AG (a)	1,815	5,730
Hornbach Baumarkt AG	1,543	58,732
Hugo Boss AG	10,219	900,721
Indus Holding AG	9,706	717,773
Isra Vision AG	1,471	277,737
Jenoptik AG	19,047	631,549
K&S AG (e)	33,749	919,610
Kloeckner & Co. SE	34,891	447,692
Koenig & Bauer AG	4,373	360,548
Krones AG	5,091	707,305
KSB AG	82	44,856
KWS Saat SE	834	365,054
LANXESS AG	24,522	1,935,893
LEG Immobilien AG	15,885	1,606,908
Leifheit AG	1,890	72,982
Leoni AG	12,471	826,897
LPKF Laser & Electronics AG (a)	4,316	38,923
Manz AG (a) (e)	1,272	57,715
Medigene AG (a)	3,423	52,568
MLP SE	20,985	144,762
MTU Aero Engines AG	3,687	588,067
Nemetschek SE	6,185	503,036
Nexus AG	2,764	86,610
Nordex SE (a) (e)	23,261	265,520
Norma Group SE	10,781	709,254
OHB SE	2,315	111,900
OSRAM Licht AG	15,699	1,253,256
Paragon AG	137	14,331
Patrizia Immobilien AG (a) (e)	19,307	402,533
Pfeiffer Vacuum Technology AG	3,596	567,370
PNE Wind AG	24,548	73,984
Progress-Werk Oberkirch AG	822	42,703
PSI Software AG	2,118	43,054
Puma SE	549	213,724
PVA TePla AG (a)	3,358	25,819
QSC AG	26,632	58,324
R Stahl AG	1,594	60,324
Rational AG	692	476,300
Rheinmetall AG	12,940	1,458,957
Rhoen Klinikum AG	15,358	517,211
RIB Software SE (e)	8,127	172,415

Germany—(Continued)
SAF-Holland S.A.	23,797	483,742
Salzgitter AG (e)	12,083	548,528
Schaltbau Holding AG (a) (e)	2,118	79,422
SHW AG	2,013	82,043
Siltronic AG (a)	2,093	259,740
Sixt SE	4,968	395,576
SMA Solar Technology AG (e)	3,992	156,477
SMT Scharf AG (a)	831	12,567
Softing AG	1,971	29,119
Software AG	19,339	944,189
Stabilus S.A.	3,005	272,728
Stroeer SE & Co. KGaA	8,451	553,127
Suedzucker AG	26,310	565,427
Surteco SE	1,501	45,862
Suss Microtec AG (a)	6,216	123,131
TAG Immobilien AG	39,448	662,695
Takkt AG	11,656	267,339
Technotrans AG	3,008	177,083
Tele Columbus AG (a)	1,323	13,995
TLG Immobilien AG	6,129	141,328
Tom Tailor Holding SE (a)	8,518	85,730
Traffic Systems SE (e)	1,794	39,862
VERBIO Vereinigte BioEnergie AG	4,145	40,466
Vossloh AG (a)	4,712	318,212
VTG AG	4,846	269,427
Wacker Chemie AG	2,424	347,662
Wacker Neuson SE	10,071	334,228
Washtec AG	3,397	298,316
XING SE	1,097	343,836
Zeal Network SE	1,934	59,325

		44,790,211

Ghana—0.2%
Tullow Oil plc (a)	457,293	1,140,615

Greenland—0.0%
Gronlandsbanken A/S	17	1,706

Guernsey, Channel Islands—0.0%
Raven Russia, Ltd. (a)	77,548	49,935

Hong Kong—2.8%
Agritrade Resources, Ltd.	135,000	34,749
Alco Holdings, Ltd.	136,000	33,977
Allan International Holdings	20,000	5,515
Allied Group, Ltd.	22,000	136,310
Allied Properties HK, Ltd.	944,024	207,627
APAC Resources, Ltd. (a)	47,217	6,771
Applied Development Holdings, Ltd. (a)	250,000	18,274
Arts Optical International Holdings, Ltd.	16,000	4,957
Asia Financial Holdings, Ltd.	254,000	150,160
Asia Standard International Group, Ltd.	296,000	81,584
Associated International Hotels, Ltd.	14,000	42,923
Auto Italia Holdings (a)	175,000	3,849
Bel Global Resources Holdings, Ltd. (a) (b) (c) (d)	520,000	0
BEP International Holdings, Ltd.	1,700,000	35,454

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Bonjour Holdings, Ltd. (a)	615,000	$27,173
Bossini International Holdings, Ltd.	302,000	17,591
Bright Smart Securities & Commodities Group, Ltd.	96,000	29,957
Brightoil Petroleum Holdings, Ltd. (a)	664,000	127,681
Brockman Mining, Ltd. (a)	2,516,770	36,914
Burwill Holdings, Ltd. (a)	1,566,000	54,028
Cafe de Coral Holdings, Ltd.	116,000	360,962
Cash Financial Services Group, Ltd. (a)	288,000	9,774
Century City International Holdings, Ltd.	616,000	56,052
Champion Technology Holdings, Ltd. (a)	1,233,093	9,939
Chen Hsong Holdings	150,000	43,397
Cheuk Nang Holdings, Ltd.	95,574	63,043
Chevalier International Holdings, Ltd.	75,139	125,293
China Energy Development Holdings, Ltd. (a)	3,670,000	42,225
China Flavors & Fragrances Co., Ltd.	71,446	20,065
China Healthcare Enterprise Group, Ltd. (a)	160,000	3,175
China LNG Group, Ltd. (a)	184,000	28,252
China Motor Bus Co., Ltd.	1,200	15,717
China Soft Power Technology Holdings, Ltd. (a)	48,435	1,031
China Solar Energy Holdings, Ltd. (a) (b) (c) (d)	162,000	700
China Star Entertainment, Ltd. (a)	126,000	9,183
China Strategic Holdings, Ltd. (a)	3,402,500	48,291
China Ting Group Holdings, Ltd.	318,550	17,118
Chinese Estates Holdings, Ltd.	47,500	82,479
Chinney Investment, Ltd.	8,000	4,027
Chow Sang Sang Holdings International, Ltd.	119,000	272,593
Chuang’s China Investments, Ltd.	511,500	42,002
Chuang’s Consortium International, Ltd.	382,357	85,284
CK Life Sciences International Holdings, Inc.	1,594,000	124,925
CMBC Capital Holdings, Ltd.	750,000	64,410
CNQC International Holdings, Ltd.	82,500	29,738
CNT Group, Ltd.	246,000	12,656
Common Splendor International Health Industry Group, Ltd. (a)	342,000	31,561
Continental Holdings, Ltd. (a)	220,000	3,098
Convoy Global Holdings, Ltd. (a)	1,314,000	33,411
CP Lotus Corp. (a)	1,750,000	29,640
Crocodile Garments (a)	216,000	24,611
Cross-Harbour Holdings, Ltd. (The)	119,000	186,701
CSI Properties, Ltd.	2,574,023	125,254
Dah Sing Banking Group, Ltd.	172,671	379,583
Dah Sing Financial Holdings, Ltd.	66,260	451,040
Dickson Concepts International, Ltd.	131,000	51,870
DMX Technologies Group, Ltd. (a) (b) (c) (d)	186,000	2,797
Eagle Nice International Holdings, Ltd.	120,000	59,312
EcoGreen International Group, Ltd.	118,800	22,836
Emperor Capital Group, Ltd.	540,000	44,309
Emperor Entertainment Hotel, Ltd.	235,000	57,444
Emperor International Holdings, Ltd.	529,250	188,145
Emperor Watch & Jewellery, Ltd.	1,520,000	78,877
ENM Holdings, Ltd. (a)	556,000	35,568
Esprit Holdings, Ltd. (a)	833,950	466,703
eSun Holdings, Ltd. (a)	400,000	70,328
Fairwood Holdings, Ltd.	26,500	106,177
Far East Consortium International, Ltd.	535,269	282,596
Far East Holdings International, Ltd. (a)	150,000	13,074

Hong Kong—(Continued)
First Pacific Co., Ltd.	74,000	59,063
Future Bright Holdings, Ltd.	156,000	14,982
Future World Financial Holdings, Ltd. (a)	12,575	305
G-Resources Group, Ltd. (a)	10,474,800	138,142
GCL New Energy Holdings, Ltd. (a)	1,406,000	93,644
Get Nice Financial Group, Ltd.	64,350	17,773
Get Nice Holdings, Ltd.	2,574,000	112,052
Giordano International, Ltd.	482,000	289,478
Global Brands Group Holding, Ltd. (a)	896,000	86,045
Glorious Sun Enterprises, Ltd.	393,000	46,845
Gold Peak Industries Holdings, Ltd.	277,714	28,791
Golden Resources Development International, Ltd.	370,000	23,685
Good Resources Holdings, Ltd. (a)	420,000	20,973
Great Eagle Holdings, Ltd.	44,000	231,872
Guoco Group, Ltd.	3,000	45,170
Haitong International Securities Group, Ltd.	459,794	266,914
Hanison Construction Holdings, Ltd.	148,009	27,926
Hao Tian Development Group, Ltd. (a)	1,001,000	33,930
Harbour Centre Development, Ltd.	88,000	167,142
HKBN, Ltd.	203,500	212,582
HKR International, Ltd.	332,800	211,800
Hon Kwok Land Investment Co., Ltd.	140,000	95,684
Hong Kong Aircraft Engineering Co., Ltd.	8,800	57,942
Hong Kong Ferry Holdings Co., Ltd.	22,000	25,131
Hong Kong Television Network, Ltd. (a)	165,000	56,837
Hongkong & Shanghai Hotels (The)	26,500	44,545
Hongkong Chinese, Ltd.	866,000	154,160
Hopewell Holdings, Ltd.	70,000	273,621
Hsin Chong Group Holdings, Ltd. (a) (b) (c) (d)	918,000	30,848
Huarong Investment Stock Corp., Ltd. (a)	175,000	24,498
Hung Hing Printing Group, Ltd.	252,000	50,968
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	192,239
I-CABLE Communications, Ltd. (a)	472,000	15,722
Imagi International Holdings, Ltd. (a)	90,112	6,689
IPE Group, Ltd.	285,000	71,212
IRC, Ltd. (a)	760,000	24,230
IT, Ltd.	220,000	118,500
ITC Properties Group, Ltd.	103,857	38,967
Johnson Electric Holdings, Ltd.	106,875	408,553
Kader Holdings Co., Ltd.	264,000	29,721
Kam Hing International Holdings, Ltd.	196,000	14,809
Kantone Holdings, Ltd. (a)	93,000	4,519
Karrie International Holdings, Ltd.	140,000	21,380
Keck Seng Investments	72,000	58,528
Kerry Logistics Network, Ltd.	107,000	148,078
Kingmaker Footwear Holdings, Ltd.	102,000	33,384
Kowloon Development Co., Ltd.	159,000	179,188
Kwan On Holdings, Ltd. (a)	50,000	9,342
L’sea Resources International Holdings, Ltd. (a)	360,000	6,832
Lai Sun Development Co., Ltd.	109,413	197,018
Lai Sun Garment International, Ltd.	99,760	189,696
Lam Soon Hong Kong, Ltd.	15,000	20,837
Landing International Development, Ltd. (a)	13,110,000	264,437
Landsea Green Properties Co., Ltd.	120,000	13,238
Li & Fung, Ltd.	204,000	102,425

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Lifestyle International Holdings, Ltd.	181,500	$254,263
Lippo China Resources, Ltd.	2,106,000	74,280
Lippo, Ltd.	122,000	74,016
Liu Chong Hing Investment, Ltd.	86,000	144,103
Luk Fook Holdings International, Ltd.	135,000	545,159
Luks Group Vietnam Holdings Co., Ltd.	68,000	23,419
Lung Kee Bermuda Holdings	116,000	55,249
Magnificent Hotel Investment, Ltd.	1,310,000	39,288
Man Sang International, Ltd. (a) (d)	150,000	9,025
Man Wah Holdings, Ltd.	527,600	472,795
Mandarin Oriental International, Ltd.	7,700	16,806
Mason Financial Holdings, Ltd. (a)	5,445,000	73,954
Matrix Holdings, Ltd.	36,000	13,134
Melco International Development, Ltd.	140,000	404,932
Midland Holdings, Ltd. (a)	246,000	68,706
Midland IC&I, Ltd. (a)	151,000	8,116
Ming Fai International Holdings, Ltd.	145,000	22,084
Miramar Hotel & Investment	12,000	26,455
National Electronic Holdings, Ltd.	182,600	24,136
NetMind Financial Holdings, Ltd. (a)	8,984,000	44,884
New Century Group Hong Kong, Ltd. (a)	912,000	15,780
New Times Energy Corp., Ltd. (a)	459,450	13,597
Newocean Energy Holdings, Ltd. (a)	398,000	108,527
Next Digital, Ltd. (a)	414,000	20,707
Nine Express, Ltd. (a)	216,000	7,459
Noble Group, Ltd. (a)	226,440	66,384
O Luxe Holdings, Ltd. (a)	192,000	41,083
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	375,882	24,659
Orient Overseas International, Ltd.	45,000	422,669
Oriental Watch Holdings	215,600	46,330
Pacific Andes International Holdings, Ltd. (a) (b) (c) (d)	1,819,984	6,384
Pacific Basin Shipping, Ltd. (a)	976,000	220,042
Pacific Textiles Holdings, Ltd.	187,000	192,038
Paliburg Holdings, Ltd.	236,000	100,551
Paradise Entertainment, Ltd. (a)	168,000	19,565
Pearl Oriental Oil, Ltd. (a)	404,000	6,945
Perfect Shape Beauty Technology, Ltd.	108,000	13,005
Pico Far East Holdings, Ltd.	350,000	146,479
Playmates Holdings, Ltd.	460,000	67,135
Playmates Toys, Ltd.	236,000	38,696
Polytec Asset Holdings, Ltd.	565,000	44,875
Public Financial Holdings, Ltd.	166,000	75,951
PYI Corp., Ltd. (a)	2,140,366	47,875
Regal Hotels International Holdings, Ltd.	126,000	92,928
Rentian Technology Holdings, Ltd. (a)	180,000	8,645
Sa Sa International Holdings, Ltd.	251,199	98,128
SAS Dragon Holdings, Ltd.	140,000	48,214
SEA Holdings, Ltd.	103,896	104,396
Shun Ho Property Investments, Ltd.	21,615	7,832
Shun Tak Holdings, Ltd.	659,500	294,664
Silver Base Group Holdings, Ltd. (a)	633,000	57,528
Sincere Watch Hong Kong, Ltd. (a)	250,000	5,445
Sing Tao News Corp., Ltd.	276,000	36,041
Singamas Container Holdings, Ltd. (a)	724,000	159,837
SIS International Holdings	16,000	8,398
Sitoy Group Holdings, Ltd.	111,000	22,742

Hong Kong—(Continued)
SmarTone Telecommunications Holdings, Ltd.	142,388	170,731
SOCAM Development, Ltd. (a)	179,876	44,767
Solomon Systech International, Ltd. (a)	920,000	42,414
Soundwill Holdings, Ltd.	41,500	92,418
South China Holdings Co., Ltd. (a)	1,240,000	47,587
Stella International Holdings, Ltd.	161,500	281,835
Stelux Holdings International, Ltd. (a)	260,500	21,978
Styland Holdings, Ltd.	460,000	8,238
Success Universe Group, Ltd. (a)	240,000	6,703
Sun Hing Vision Group Holdings, Ltd.	42,000	16,714
Sun Hung Kai & Co., Ltd.	270,440	174,554
Sunwah Kingsway Capital Holdings, Ltd.	310,000	4,740
TAI Cheung Holdings, Ltd.	206,000	212,986
Talent Property Group, Ltd. (a)	420,000	5,004
Tan Chong International, Ltd.	63,000	19,920
Tao Heung Holdings, Ltd.	204,000	37,401
Television Broadcasts, Ltd.	123,500	410,474
Texwinca Holdings, Ltd.	300,000	180,126
Tom Group, Ltd. (a)	118,000	28,858
Town Health International Medical Group, Ltd.	230,000	20,676
Tradelink Electronic Commerce, Ltd.	256,000	45,575
Transport International Holdings, Ltd.	112,800	358,163
Trinity, Ltd. (a)	466,000	26,272
TSC Group Holdings, Ltd. (a)	216,000	22,464
Tsui Wah Holdings, Ltd.	40,000	5,643
United Laboratories International Holdings, Ltd. (The) (a)	241,000	179,841
Universal Technologies Holdings, Ltd. (a)	120,000	3,994
Up Energy Development Group, Ltd. (a) (b) (c) (d)	92,000	285
Upbest Group, Ltd.	16,000	2,437
Value Convergence Holdings, Ltd. (a)	104,000	21,146
Valuetronics Holdings, Ltd.	53,790	38,587
Vedan International Holdings, Ltd.	296,000	30,690
Victory City International Holdings, Ltd. (a)	839,449	21,607
Vitasoy International Holdings, Ltd.	272,000	606,916
VS International Group, Ltd. (a)	200,000	9,811
VSTECS Holdings, Ltd.	425,200	141,404
VTech Holdings, Ltd.	32,100	468,780
Wai Kee Holdings, Ltd.	54,000	24,816
Win Hanverky Holdings, Ltd.	332,000	44,279
Winfull Group Holdings, Ltd. (a)	528,000	12,399
Wing On Co. International, Ltd.	46,000	169,824
Wing Tai Properties, Ltd.	280,000	193,475
Wonderful Sky Financial Group Holdings, Ltd.	44,000	10,380
Xinyi Glass Holdings, Ltd. (a)	522,000	516,086
Yat Sing Holdings, Ltd. (a)	160,000	79,733
Yeebo International Holdings, Ltd.	158,000	81,970
YGM Trading, Ltd.	46,000	44,217
Yugang International, Ltd.	1,466,000	37,547

		20,598,455

India—0.0%
Vedanta Resources plc	13,376	156,339

Ireland—0.8%
C&C Group plc	123,053	443,600

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ireland—(Continued)
FBD Holdings plc (a)	10,350	$102,136
Glanbia plc	37,294	703,099
Greencore Group plc	314,156	826,711
IFG Group plc	44,002	94,074
Independent News & Media plc (a)	35,056	4,517
Irish Continental Group plc	22,664	151,489
Kingspan Group plc	44,238	1,881,346
Smurfit Kappa Group plc	13,745	430,789
Tarsus Group plc	6,119	23,410
UDG Healthcare plc	104,367	1,190,497

		5,851,668

Isle of Man—0.2%
GVC Holdings plc	61,038	671,541
Hansard Global plc	2,566	2,932
Paysafe Group plc (a)	74,148	579,175

		1,253,648

Israel—1.0%
ADO Group, Ltd. (a)	3,904	80,596
Afcon Holdings, Ltd.	240	10,529
Africa Israel Properties, Ltd. (a)	4,653	101,908
Africa Israel Residences, Ltd.	880	17,180
Airport City, Ltd. (a)	26,681	345,356
Allot Communications, Ltd. (a)	10,216	54,981
Alrov Properties and Lodgings, Ltd.	3,807	124,213
Amot Investments, Ltd.	25,066	139,542
Ashtrom Properties, Ltd.	6,725	34,181
AudioCodes, Ltd. (a)	5,709	40,811
Avgol Industries 1953, Ltd.	9,099	11,138
Azorim-Investment Development & Construction Co., Ltd. (a)	23,712	23,172
Bayside Land Corp.	205	93,825
Big Shopping Centers, Ltd.	1,031	73,350
BioLine RX, Ltd. (a)	2,565	2,907
Blue Square Real Estate, Ltd.	767	31,845
Camtek, Ltd. (a)	2,064	10,706
Cellcom Israel, Ltd. (a)	13,058	121,978
Ceragon Networks, Ltd. (a)	14,799	28,911
Clal Biotechnology Industries, Ltd. (a)	17,579	16,393
Clal Insurance Enterprises Holdings, Ltd. (a)	7,114	119,943
Cohen Development & Industrial Buildings, Ltd.	305	6,881
Compugen, Ltd. (a)	14,846	55,536
Danel Adir Yeoshua, Ltd.	238	11,513
Delek Automotive Systems, Ltd.	10,535	78,689
Delta-Galil Industries, Ltd.	4,030	127,229
Direct Insurance Financial Investments, Ltd.	5,783	63,599
El Al Israel Airlines	77,291	52,253
Electra Consumer Products 1970, Ltd.	1,236	24,872
Electra, Ltd.	652	145,903
Elron Electronic Industries, Ltd.	7,585	37,182
Energix-Renewable Energies, Ltd.	36,656	32,523
Enlight Renewable Energy, Ltd. (a)	30,856	13,515
Equital, Ltd. (a)	550	12,492
Evogene, Ltd. (a)	5,090	22,454
First International Bank of Israel, Ltd.	8,900	166,027

Israel—(Continued)
FMS Enterprises Migun, Ltd.	910	34,859
Formula Systems 1985, Ltd.	2,591	104,106
Fox Wizel, Ltd.	2,272	45,440
Gilat Satellite Networks, Ltd. (a)	7,707	45,159
Hadera Paper, Ltd. (a)	1,104	77,180
Hamlet Israel-Canada, Ltd.	203	3,403
Harel Insurance Investments & Financial Services, Ltd.	43,597	272,716
Hilan, Ltd.	2,216	43,112
IDI Insurance Co., Ltd.	630	40,112
Industrial Buildings Corp., Ltd. (a)	39,465	56,950
Israel Discount Bank, Ltd. - Class A (a)	134,749	339,771
Israel Land Development Co., Ltd. (The)	3,950	38,195
Jerusalem Oil Exploration (a)	4,199	224,765
Kamada, Ltd. (a)	11,729	56,551
Kerur Holdings, Ltd.	931	28,238
Klil Industries, Ltd.	175	15,534
Maabarot Products, Ltd.	3,435	62,964
Magic Software Enterprises, Ltd.	9,462	81,884
Matrix IT, Ltd.	14,215	149,924
Maytronics, Ltd.	8,215	38,468
Mazor Robotics, Ltd. (a)	11,491	274,399
Meitav Dash Investments, Ltd.	5,193	18,404
Melisron, Ltd.	4,351	210,832
Menora Mivtachim Holdings, Ltd.	11,310	134,215
Migdal Insurance & Financial Holding, Ltd.	55,471	57,811
Mivtach Shamir Holdings, Ltd.	1,401	28,392
Naphtha Israel Petroleum Corp., Ltd.	14,775	87,217
Neto ME Holdings, Ltd.	788	75,710
Nova Measuring Instruments, Ltd. (a)	9,293	252,781
Oil Refineries, Ltd.	418,554	209,552
Partner Communications Co., Ltd. (a)	21,648	116,332
Paz Oil Co., Ltd.	1,481	243,968
Perion Network, Ltd. (a)	3,246	3,687
Phoenix Holdings, Ltd. (The) (a)	20,176	92,645
Plasson Industries, Ltd.	1,729	78,149
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	92,091
Scope Metals Group, Ltd.	646	16,944
Shapir Engineering & Industry, Ltd.	13,184	45,408
Shikun & Binui, Ltd.	73,332	179,704
Shufersal, Ltd.	23,137	136,059
Space Communication, Ltd. (a)	2,951	16,607
Strauss Group, Ltd.	6,965	130,961
Summit Real Estate Holdings, Ltd.	2,798	19,964
Tadiran Holdings, Ltd.	568	15,187
Tower Semiconductor, Ltd. (a)	11,815	366,613
Union Bank of Israel (a)	7,545	38,130

		7,035,226

Italy—4.2%
A2A S.p.A.	481,411	827,866
ACEA S.p.A.	23,394	362,907
Aeffe S.p.A. (a)	11,359	26,788
Amplifon S.p.A.	34,305	521,410
Anima Holding S.p.A.	31,184	252,154
Ansaldo STS S.p.A. (a)	39,015	511,973

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Arnoldo Mondadori Editore S.p.A. (a)	63,913	$152,556
Ascopiave S.p.A.	28,294	117,220
Astaldi S.p.A.	20,559	140,811
Autogrill S.p.A.	44,414	577,422
Azimut Holding S.p.A.	40,582	879,150
Banca Carige S.p.A. (a) (e)	156,432	42,596
Banca Finnat Euramerica S.p.A.	50,851	25,311
Banca Generali S.p.A.	19,591	680,383
Banca IFIS S.p.A.	7,714	422,174
Banca Mediolanum S.p.A.	39,203	343,225
Banca Popolare dell’Emilia Romagna SC	202,667	1,212,033
Banca Popolare di Sondrio Scarl	173,614	746,908
Banca Profilo S.p.A.	117,883	39,549
Banco BPM S.p.A. (a)	390,373	1,622,134
Banco di Desio e della Brianza S.p.A.	20,306	59,338
BasicNet S.p.A.	13,493	61,193
Biesse S.p.A.	6,021	266,663
Brembo S.p.A.	45,165	765,566
Brunello Cucinelli S.p.A.	8,151	253,024
Buzzi Unicem S.p.A.	27,815	751,803
Cairo Communication S.p.A.	24,474	123,986
Caltagirone Editore S.p.A. (a)	6,273	9,646
Cementir Holding S.p.A.	21,979	185,602
Cerved Information Solutions S.p.A.	44,102	521,368
CIR-Compagnie Industriali Riunite S.p.A.	157,057	242,798
Credito Emiliano S.p.A.	35,381	318,017
Credito Valtellinese S.p.A. (a)	46,326	222,716
d’Amico International Shipping S.A. (a)	60,320	19,268
Danieli & C Officine Meccaniche S.p.A.	4,846	126,654
Datalogic S.p.A.	8,028	282,467
Davide Campari-Milano S.p.A.	58,425	424,331
De’Longhi S.p.A.	16,896	544,292
DeA Capital S.p.A.	18,071	29,256
DiaSorin S.p.A.	6,863	612,220
Ei Towers S.p.A.	7,035	416,149
El.En. S.p.A.	3,399	95,410
ERG S.p.A.	21,603	345,173
Esprinet S.p.A.	14,507	85,489
Eurotech S.p.A. (a)	13,076	19,671
Falck Renewables S.p.A.	34,815	66,001
Fincantieri S.p.A. (a)	79,520	95,741
FinecoBank Banca Fineco S.p.A.	51,793	459,106
FNM S.p.A.	55,327	37,860
Geox S.p.A.	34,378	146,797
Gruppo Editoriale L’Espresso S.p.A. (a)	52,528	46,562
Gruppo MutuiOnline S.p.A.	5,404	84,755
Hera S.p.A.	231,619	728,688
IMMSI S.p.A. (a)	100,436	80,756
Industria Macchine Automatiche S.p.A.	5,461	518,984
Infrastrutture Wireless Italiane S.p.A.	27,392	181,240
Intek Group S.p.A. (a)	80,757	31,526
Interpump Group S.p.A.	25,659	799,239
Iren S.p.A.	231,134	620,422
Italgas S.p.A.	41,417	232,711
Italmobiliare S.p.A.	3,185	85,953
Juventus Football Club S.p.A. (a)	147,435	137,831
La Doria S.p.A.	3,877	63,830

Italy—(Continued)
Maire Tecnimont S.p.A. (e)	35,567	196,913
MARR S.p.A.	13,428	353,812
Mediaset S.p.A. (a) (e)	192,042	664,581
Moncler S.p.A.	17,561	506,755
Nice S.p.A.	9,890	43,179
OVS S.p.A.	7,837	59,885
Parmalat S.p.A.	10,144	37,162
Piaggio & C S.p.A.	71,430	223,956
Prelios S.p.A. (a)	54,976	7,547
Prima Industrie S.p.A.	1,853	88,490
Prysmian S.p.A.	25,584	865,398
Reno de Medici S.p.A.	29,538	19,651
Reply S.p.A.	1,643	395,321
Retelit S.p.A. (a)	36,769	62,528
Sabaf S.p.A.	3,059	75,385
SAES Getters S.p.A.	1,416	44,808
Safilo Group S.p.A. (a)	10,142	67,827
Saipem S.p.A. (a)	74,741	322,747
Salini Impregilo S.p.A.	70,140	276,863
Salvatore Ferragamo S.p.A. (e)	16,352	459,324
Saras S.p.A.	134,526	361,066
SAVE S.p.A.	5,376	133,375
Snaitech S.p.A. (a)	21,135	38,868
Societa Cattolica di Assicurazioni S.c.r.l.	61,974	538,366
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	415,079
Sogefi S.p.A. (a)	24,822	151,351
SOL S.p.A.	11,001	134,668
Tamburi Investment Partners S.p.A.	14,397	100,793
Tiscali S.p.A. (a)	802,477	39,385
Tod’s S.p.A. (e)	3,954	280,511
Trevi Finanziaria Industriale S.p.A. (a)	31,414	28,440
TXT e-solutions S.p.A.	1,815	24,004
Uni Land S.p.A. (a) (b) (c) (d)	4,937	0
Unione di Banche Italiane S.p.A.	241,211	1,253,188
Unipol Gruppo Finanziario S.p.A.	126,457	580,763
UnipolSai Assicurazioni S.p.A.	34,177	79,818
Vittoria Assicurazioni S.p.A.	11,087	150,693
Yoox Net-A-Porter Group S.p.A. (a)	21,096	827,957
Zignago Vetro S.p.A.	11,476	110,136

		30,725,265

Japan—24.2%
77 Bank, Ltd. (The)	1,600	39,599
A&A Material Corp.	1,200	13,799
A&D Co., Ltd.	3,000	14,567
A/S One Corp.	4,100	218,833
Achilles Corp.	6,500	130,815
Adastria Co., Ltd.	9,240	208,973
ADEKA Corp.	34,600	631,467
Advan Co., Ltd.	6,700	58,425
Advanex, Inc.	900	24,078
Aeon Delight Co., Ltd.	3,900	146,885
Aeon Fantasy Co., Ltd.	2,400	81,512
Aeon Hokkaido Corp.	2,600	14,444
AGORA Hospitality Group Co., Ltd. (a)	27,000	8,390
Agro-Kanesho Co., Ltd.	3,500	59,113

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ahresty Corp.	9,200	$77,137
Ai Holdings Corp.	12,200	305,709
Aica Kogyo Co., Ltd.	17,200	578,886
Aichi Bank, Ltd. (The)	2,600	158,619
Aichi Corp.	10,800	80,498
Aichi Steel Corp.	4,300	169,068
Aichi Tokei Denki Co., Ltd.	1,900	67,465
Aida Engineering, Ltd.	20,700	244,426
Aiphone Co., Ltd.	4,600	74,835
Airport Facilities Co., Ltd.	7,500	39,618
Aisan Industry Co., Ltd.	10,400	100,109
Aizawa Securities Co., Ltd.	13,800	95,617
Akebono Brake Industry Co., Ltd. (a)	32,600	111,609
Akita Bank, Ltd. (The)	6,200	194,983
Alconix Corp.	6,400	115,662
Alinco, Inc.	5,800	68,201
Alpen Co., Ltd.	7,000	136,640
Alpha Corp.	2,200	45,407
Alpha Systems, Inc.	3,140	64,470
Alpine Electronics, Inc.	16,600	302,366
Alps Logistics Co., Ltd.	6,000	47,353
Altech Corp.	2,600	85,934
Amano Corp.	21,000	497,098
Amiyaki Tei Co., Ltd.	1,100	46,360
Amuse, Inc.	3,600	89,634
Anabuki Kosan, Inc.	400	10,666
Anest Iwata Corp.	10,400	97,825
Anicom Holdings, Inc.	2,100	54,219
Anritsu Corp.	48,800	405,959
AOI Electronics Co., Ltd.	1,100	51,350
AOI TYO Holdings, Inc.	6,428	69,612
AOKI Holdings, Inc.	15,900	208,700
Aomori Bank, Ltd. (The) (e)	6,900	241,055
Aoyama Trading Co., Ltd.	17,900	640,523
Arakawa Chemical Industries, Ltd.	6,600	154,772
Arata Corp.	4,200	179,650
Araya Industrial Co., Ltd.	2,600	49,270
Arcland Sakamoto Co., Ltd.	10,600	159,725
Arcs Co., Ltd.	13,364	301,992
Ardepro Co., Ltd.	15,000	14,933
Argo Graphics, Inc.	2,800	87,610
Ariake Japan Co., Ltd.	2,900	208,688
Arisawa Manufacturing Co., Ltd.	14,300	127,759
Arrk Corp. (a)	22,600	21,734
Artnature, Inc.	5,000	31,515
Asahi Broadcasting Corp.	2,400	18,948
Asahi Co., Ltd.	4,500	53,351
Asahi Diamond Industrial Co., Ltd.	21,200	204,043
Asahi Holdings, Inc.	9,000	185,717
Asahi Kogyosha Co., Ltd.	1,700	50,490
Asahi Net, Inc.	5,000	23,825
Asahi Printing Co., Ltd.	200	4,656
ASAHI YUKIZAI Corp.	5,000	66,456
Asahipen Corp.	4,000	6,469
Asanuma Corp.	24,000	71,694
Asatsu-DK, Inc.	12,800	361,882
Asax Co., Ltd.	1,800	28,518

Japan—(Continued)
Ashimori Industry Co., Ltd. (e)	1,600	46,534
ASKA Pharmaceutical Co., Ltd.	7,500	123,923
ASKUL Corp.	2,700	76,071
Asunaro Aoki Construction Co., Ltd.	5,800	50,948
Ateam, Inc.	600	15,767
Atom Corp. (e)	11,100	82,776
Atsugi Co., Ltd.	6,100	69,245
Autobacs Seven Co., Ltd.	22,700	368,139
Avex Group Holdings, Inc.	12,000	162,968
Awa Bank, Ltd. (The)	73,000	481,899
Axell Corp.	3,800	28,314
Axial Retailing, Inc.	5,100	196,540
Bando Chemical Industries, Ltd.	15,400	163,676
Bank of Iwate, Ltd. (The)	6,000	242,538
Bank of Kochi, Ltd. (The)	1,600	18,404
Bank of Nagoya, Ltd. (The)	5,400	212,306
Bank of Okinawa, Ltd. (The)	9,160	368,711
Bank of Saga, Ltd. (The)	6,100	147,635
Bank of the Ryukyus, Ltd.	15,800	244,593
Belc Co., Ltd.	2,800	140,733
Belluna Co., Ltd.	13,800	145,647
Benefit One, Inc.	10,800	212,875
Bic Camera, Inc.	23,500	261,477
Biofermin Pharmaceutical Co., Ltd.	500	12,685
BML, Inc.	7,600	162,670
Bookoff Corp.	4,700	34,094
BP Castrol KK	2,600	44,691
Broadleaf Co., Ltd.	10,200	87,717
BRONCO BILLY Co., Ltd.	2,400	57,475
Bull-Dog Sauce Co., Ltd.	600	11,671
Bunka Shutter Co., Ltd.	19,000	142,307
C Uyemura & Co., Ltd.	2,800	170,249
C.I. Takiron Corp.	18,000	115,239
CAC Holdings Corp.	6,200	58,827
Can Do Co., Ltd.	3,500	56,077
Canare Electric Co., Ltd.	800	17,963
Canon Electronics, Inc.	7,400	149,812
Capcom Co., Ltd.	14,000	345,879
Carlit Holdings Co., Ltd.	7,300	51,679
Cawachi, Ltd.	5,700	136,391
Central Glass Co., Ltd.	15,000	327,235
Central Security Patrols Co., Ltd.	3,300	61,644
Central Sports Co., Ltd.	1,600	54,737
Chiba Kogyo Bank, Ltd. (The)	16,000	84,552
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	34,620
CHIMNEY Co., Ltd.	1,400	35,565
Chino Corp.	2,700	30,996
Chiyoda Co., Ltd.	5,800	145,269
Chiyoda Corp. (e)	6,000	35,104
Chiyoda Integre Co., Ltd.	4,600	107,907
Chofu Seisakusho Co., Ltd.	5,700	134,053
Chori Co., Ltd.	5,000	93,095
Chubu Shiryo Co., Ltd.	7,900	140,094
Chudenko Corp.	8,600	249,991
Chuetsu Pulp & Paper Co., Ltd.	3,500	66,151
Chugai Mining Co., Ltd. (a)	68,200	19,410
Chugai Ro Co., Ltd.	2,900	56,619

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Chugoku Marine Paints, Ltd.	22,000	$184,537
Chukyo Bank, Ltd. (The)	3,900	81,093
Chuo Gyorui Co., Ltd.	200	4,950
Chuo Spring Co., Ltd.	1,400	44,923
Ci:z Holdings Co., Ltd.	7,500	264,271
Citizen Watch Co., Ltd.	28,700	197,804
CKD Corp.	18,900	371,770
Clarion Co., Ltd.	34,000	134,246
Cleanup Corp.	7,300	58,729
CMIC Holdings Co., Ltd.	3,900	54,558
CMK Corp.	18,200	183,383
Cocokara fine, Inc.	5,700	325,078
COLOPL, Inc. (e)	8,100	93,469
Colowide Co., Ltd.	17,000	313,184
Computer Engineering & Consulting, Ltd.	5,200	123,481
Computer Institute of Japan, Ltd.	2,000	11,419
CONEXIO Corp.	6,200	107,558
COOKPAD, Inc. (e)	12,600	87,284
Corona Corp.	5,600	58,786
Cosel Co., Ltd.	9,900	128,698
Cosmo Energy Holdings Co., Ltd.	21,800	499,402
Cosmos Initia Co., Ltd.	3,500	13,286
Create Medic Co., Ltd.	1,800	16,929
Create Restaurants Holdings, Inc.	4,700	48,835
Create SD Holdings Co., Ltd.	8,300	219,745
Cresco, Ltd.	2,000	75,011
CROOZ, Inc.	1,400	29,448
CTI Engineering Co., Ltd.	4,800	44,648
D.A. Consortium Holdings, Inc.	7,600	128,860
Dai Nippon Toryo Co., Ltd.	9,400	144,803
Dai-Dan Co., Ltd.	6,000	147,970
Dai-ichi Seiko Co., Ltd.	3,100	72,001
Daibiru Corp.	19,800	218,912
Daido Kogyo Co., Ltd.	2,000	28,982
Daido Metal Co., Ltd.	11,200	99,988
Daidoh, Ltd.	10,800	41,856
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	57,776
Daihen Corp.	36,000	319,478
Daiho Corp.	25,000	118,369
Daiichi Jitsugyo Co., Ltd.	2,800	81,168
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	79,869
Daiken Corp.	4,800	121,121
Daiken Medical Co., Ltd.	4,400	30,509
Daiki Aluminium Industry Co., Ltd.	9,000	67,110
Daikoku Denki Co., Ltd.	2,700	40,425
Daikokutenbussan Co., Ltd.	1,900	89,698
Daikyo, Inc.	11,500	225,898
Daikyonishikawa Corp.	4,100	66,084
Dainichi Co., Ltd.	4,100	29,082
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	228,202
Daio Paper Corp.	25,300	298,456
Daisan Bank, Ltd. (The)	5,100	83,955
Daiseki Co., Ltd.	10,700	269,632
Daiseki Eco. Solution Co., Ltd.	2,400	30,267
Daishi Bank, Ltd. (The)	11,100	523,404
Daishinku Corp.	2,600	43,652

Japan—(Continued)
Daisue Construction Co., Ltd.	2,300	20,124
Daisyo Corp.	3,100	46,862
Daito Bank, Ltd. (The)	5,200	80,010
Daito Pharmaceutical Co., Ltd.	3,960	102,812
Daitron Co., Ltd.	800	14,241
Daiwa Industries, Ltd.	11,000	117,625
Daiwabo Holdings Co., Ltd.	6,100	257,437
DCM Holdings Co., Ltd.	37,900	342,242
Denka Co., Ltd.	2,200	72,518
Denki Kogyo Co., Ltd.	4,200	106,731
Denyo Co., Ltd.	4,800	85,207
Descente, Ltd.	13,700	187,524
Dexerials Corp.	2,500	30,580
Digital Arts, Inc.	500	21,635
Dip Corp.	4,800	109,712
DKK-Toa Corp.	2,200	14,355
DKS Co., Ltd.	18,000	114,296
DMG Mori Co., Ltd.	23,500	422,148
DMW Corp.	700	11,908
Doshisha Co., Ltd.	8,200	184,386
Doutor Nichires Holdings Co., Ltd.	11,500	247,351
DSB Co., Ltd.	5,300	32,840
DTS Corp.	6,600	181,303
Dunlop Sports Co., Ltd.	4,900	69,908
Duskin Co., Ltd.	13,700	386,871
DyDo Group Holdings, Inc.	2,700	128,657
Dynic Corp.	3,200	34,649
Eagle Industry Co., Ltd.	7,800	143,328
Earth Chemical Co., Ltd.	2,700	121,805
Ebara Jitsugyo Co., Ltd.	2,500	37,786
EDION Corp. (e)	28,900	270,968
eGuarantee, Inc.	1,200	33,166
Ehime Bank, Ltd. (The)	11,400	146,509
Eidai Co., Ltd.	10,000	48,042
Eighteenth Bank, Ltd. (The)	70,000	171,223
Eiken Chemical Co., Ltd.	4,600	179,688
Eizo Corp.	6,300	249,928
Elecom Co., Ltd.	5,100	102,990
Elematec Corp.	4,000	76,242
EM Systems Co., Ltd.	1,800	35,109
en-japan, Inc.	6,800	249,433
Endo Lighting Corp.	2,600	31,348
Enplas Corp.	3,400	157,491
Enshu, Ltd. (a)	23,000	30,885
EPS Holdings, Inc.	7,900	151,392
eRex Co., Ltd.	2,100	19,565
ESPEC Corp.	7,100	145,313
Excel Co., Ltd.	2,500	46,567
Exedy Corp.	11,600	353,107
F-Tech, Inc.	3,600	58,933
F@N Communications, Inc.	9,600	107,637
Faith, Inc.	2,680	30,533
FALCO HOLDINGS Co., Ltd.	3,100	48,150
FCC Co., Ltd.	12,600	280,913
FDK Corp. (a)	25,000	64,511
Feed One Co., Ltd.	41,380	96,770
Ferrotec Holdings Corp.	10,400	176,483

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
FIDEA Holdings Co., Ltd.	62,510	$114,498
Fields Corp.	6,000	59,731
Financial Products Group Co., Ltd.	20,000	222,123
FINDEX, Inc.	3,900	29,334
First Juken Co., Ltd.	3,400	55,489
Foster Electric Co., Ltd.	8,800	177,769
FP Corp.	1,600	81,831
France Bed Holdings Co., Ltd.	9,300	85,743
Freund Corp.	2,400	36,118
FTGroup Co., Ltd.	1,500	12,208
Fudo Tetra Corp.	60,300	100,258
Fuji Co., Ltd.	6,700	172,783
Fuji Corp., Ltd.	8,600	62,622
Fuji Kiko Co., Ltd.	7,600	49,792
Fuji Kyuko Co., Ltd. (e)	6,500	144,880
Fuji Oil Co., Ltd.	21,100	81,915
Fuji Oil Holdings, Inc.	20,000	522,497
Fuji Pharma Co., Ltd.	2,800	95,646
Fuji Seal International, Inc.	14,000	424,466
Fuji Soft, Inc.	7,300	213,271
Fujibo Holdings, Inc.	3,700	127,865
Fujicco Co., Ltd.	7,100	168,256
Fujikura Kasei Co., Ltd.	9,500	56,200
Fujikura Rubber, Ltd.	5,800	46,929
Fujikura, Ltd.	86,800	697,699
Fujimi, Inc.	7,000	163,250
Fujimori Kogyo Co., Ltd.	4,800	162,276
Fujisash Co., Ltd.	24,500	24,416
Fujishoji Co., Ltd.	1,300	14,037
Fujita Kanko, Inc.	800	25,491
Fujitec Co., Ltd.	19,500	273,168
Fujitsu Frontech, Ltd.	4,500	91,805
Fujitsu General, Ltd.	2,000	40,458
Fujiya Co., Ltd.	500	11,180
FuKoKu Co., Ltd.	5,100	52,774
Fukuda Corp.	1,600	90,749
Fukui Bank, Ltd. (The)	9,200	244,117
Fukui Computer Holdings, Inc.	600	15,474
Fukushima Bank, Ltd. (The)	11,200	91,082
Fukushima Industries Corp.	4,600	169,845
Fukuyama Transporting Co., Ltd.	10,600	336,095
FULLCAST Holdings Co., Ltd.	4,300	78,196
Fumakilla, Ltd.	2,500	44,422
Funai Electric Co., Ltd. (e)	7,900	61,770
Funai Soken Holdings, Inc.	7,780	239,834
Furukawa Battery Co., Ltd. (The)	5,000	54,871
Furukawa Co., Ltd.	10,500	178,989
Furuno Electric Co., Ltd.	10,500	64,520
Furusato Industries, Ltd.	3,700	58,714
Furuya Metal Co., Ltd.	1,700	60,636
Fuso Chemical Co., Ltd.	4,000	128,232
Fuso Pharmaceutical Industries, Ltd.	2,600	64,255
Futaba Corp.	10,200	192,876
Futaba Industrial Co., Ltd.	19,600	220,708
Future Corp.	8,400	76,025
Fuyo General Lease Co., Ltd.	7,400	483,258
G-Tekt Corp.	7,700	159,216

Japan—(Continued)
Gakken Holdings Co., Ltd.	1,600	45,810
GCA Corp.	4,900	45,014
Gecoss Corp.	4,600	49,784
Genki Sushi Co., Ltd.	1,600	37,944
Genky Stores, Inc.	2,400	93,785
Geo Holdings Corp.	12,300	177,834
GLOBERIDE, Inc.	3,500	60,548
Glory, Ltd.	5,700	202,077
GMO Click Holdings, Inc.	1,800	11,402
GMO internet, Inc.	20,400	248,641
GMO Payment Gateway, Inc.	1,100	68,885
Godo Steel, Ltd.	4,100	76,847
Goldcrest Co., Ltd.	7,230	171,557
Grandy House Corp.	3,600	14,246
Gree, Inc.	26,400	180,617
GSI Creos Corp.	2,800	47,581
Gun-Ei Chemical Industry Co., Ltd.	1,800	62,668
Gunze, Ltd.	6,900	315,295
Gurunavi, Inc.	8,500	123,345
H-One Co., Ltd.	6,000	65,658
Hagihara Industries, Inc.	2,000	70,777
Hakudo Co., Ltd.	500	9,449
Hakuto Co., Ltd.	5,900	89,599
Hakuyosha Co., Ltd.	800	24,688
Hamakyorex Co., Ltd.	5,600	161,217
Hanwa Co., Ltd.	12,800	459,524
Happinet Corp.	5,000	81,776
Hard Off Corp. Co., Ltd.	3,700	37,570
Harima Chemicals Group, Inc.	7,100	63,275
Haruyama Holdings, Inc.	5,400	48,094
Hazama Ando Corp.	54,490	381,613
Heiwa Corp.	200	3,966
Heiwa Real Estate Co., Ltd.	14,400	245,502
Heiwado Co., Ltd.	11,200	245,755
HI-LEX Corp.	7,700	203,262
Hibiya Engineering, Ltd.	7,800	161,932
Hiday Hidaka Corp.	4,846	134,818
Himaraya Co., Ltd.	2,600	22,579
Hioki EE Corp.	2,300	49,168
Hiramatsu, Inc.	8,300	44,995
Hirano Tecseed Co., Ltd.	500	8,817
Hirata Corp.	700	71,309
HIS Co., Ltd.	1,400	44,311
Hisaka Works, Ltd.	9,600	81,620
Hitachi Kokusai Electric, Inc.	14,600	399,835
Hitachi Maxell, Ltd.	2,500	56,138
Hitachi Zosen Corp.	61,600	327,040
Hochiki Corp.	6,300	124,406
Hodogaya Chemical Co., Ltd.	1,800	122,292
Hogy Medical Co., Ltd.	4,400	312,868
Hokkaido Electric Power Co., Inc. (a)	35,000	249,927
Hokkaido Gas Co., Ltd.	27,000	68,151
Hokkan Holdings, Ltd.	25,000	96,017
Hokko Chemical Industry Co., Ltd.	8,000	50,442
Hokkoku Bank, Ltd. (The)	10,100	442,849
Hokuetsu Bank, Ltd. (The)	8,000	182,006
Hokuetsu Industries Co., Ltd.	7,000	69,771

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hokuetsu Kishu Paper Co., Ltd. (e)	47,900	$299,504
Hokuriku Electric Industry Co., Ltd.	2,800	39,444
Hokuriku Electric Power Co. (e)	27,000	226,624
Hokuriku Electrical Construction Co., Ltd.	3,000	26,966
Hokuriku Gas Co., Ltd.	1,000	25,152
Hokuto Corp.	7,100	123,651
Honeys Holdings Co., Ltd.	6,930	79,955
Hoosiers Holdings Co., Ltd.	8,000	83,686
Hosiden Corp.	20,000	326,226
Hosokawa Micron Corp.	2,200	126,997
Howa Machinery, Ltd.	5,700	50,381
Hurxley Corp.	800	8,255
Hyakugo Bank, Ltd. (The)	88,000	393,737
Hyakujushi Bank, Ltd. (The)	98,000	339,983
I-Net Corp.	3,520	50,730
IBJ Leasing Co., Ltd.	7,200	194,933
Ichibanya Co., Ltd.	1,700	70,792
Ichigo, Inc.	39,300	134,575
Ichiken Co., Ltd.	2,400	57,303
Ichikoh Industries, Ltd.	9,000	59,062
ICHINEN HOLDINGS Co., Ltd.	7,400	101,872
Ichiyoshi Securities Co., Ltd.	12,600	123,622
Icom, Inc.	3,800	92,012
Idec Corp.	8,800	181,192
IDOM, Inc.	20,400	126,038
Iino Kaiun Kaisha, Ltd.	32,200	150,122
IJT Technology Holdings Co., Ltd.	9,000	71,493
Ikegami Tsushinki Co., Ltd.	26,000	38,271
Imagica Robot Holdings, Inc.	4,500	34,088
Imasen Electric Industrial	7,200	89,763
Imperial Hotel, Ltd.	1,300	24,103
Inaba Denki Sangyo Co., Ltd.	8,100	336,388
Inaba Seisakusho Co., Ltd.	2,100	26,277
Inabata & Co., Ltd.	17,700	236,224
Inageya Co., Ltd.	9,700	160,102
Ines Corp.	9,500	88,175
Infocom Corp.	4,000	98,750
Infomart Corp.	15,400	111,216
Information Services International-Dentsu, Ltd.	4,300	97,619
Innotech Corp.	8,200	67,932
Intage Holdings, Inc.	11,600	139,613
Internet Initiative Japan, Inc.	9,800	183,110
Inui Global Logistics Co., Ltd.	5,355	35,559
Iriso Electronics Co., Ltd.	5,000	261,880
Ise Chemicals Corp.	5,000	26,902
Iseki & Co., Ltd.	7,400	165,435
Ishihara Sangyo Kaisha, Ltd. (a)	12,200	173,048
Ishii Iron Works Co., Ltd.	900	13,614
Ishizuka Glass Co., Ltd.	500	10,696
Istyle, Inc.	1,700	10,536
Itfor, Inc.	10,300	58,995
Itochu Enex Co., Ltd.	19,400	208,331
Itochu-Shokuhin Co., Ltd.	2,400	108,161
Itoki Corp.	15,600	131,201
IwaiCosmo Holdings, Inc.	7,900	94,867
Iwaki & Co., Ltd.	9,000	42,409
Iwasaki Electric Co., Ltd.	2,500	42,911

Japan—(Continued)
Iwatani Corp.	11,600	353,227
Iwatsuka Confectionery Co., Ltd.	500	22,959
Izutsuya Co., Ltd. (a)	4,700	20,492
J Trust Co., Ltd.	1,400	12,017
J-Oil Mills, Inc.	4,000	140,779
Jafco Co., Ltd.	6,400	327,405
Jalux, Inc.	2,400	55,577
Jamco Corp. (e)	3,400	75,080
Janome Sewing Machine Co., Ltd.	7,099	48,196
Japan Aviation Electronics Industry, Ltd.	5,000	78,203
Japan Display, Inc. (a) (e)	71,600	138,802
Japan Drilling Co., Ltd. (a)	2,100	39,270
Japan Foundation Engineering Co., Ltd.	10,200	35,584
Japan Material Co., Ltd.	1,800	47,466
Japan Medical Dynamic Marketing, Inc.	3,000	28,650
Japan Oil Transportation Co., Ltd.	100	2,725
Japan Petroleum Exploration Co., Ltd.	6,000	130,071
Japan Property Management Center Co., Ltd.	2,000	27,333
Japan Pulp & Paper Co., Ltd.	3,700	150,679
Japan Radio Co., Ltd.	4,000	60,562
Japan Securities Finance Co., Ltd.	2,300	12,398
Japan Steel Works, Ltd. (The)	23,200	534,838
Japan Transcity Corp.	12,000	50,893
Japan Wool Textile Co., Ltd. (The)	19,700	177,938
Jastec Co., Ltd.	5,100	62,374
JBCC Holdings, Inc.	7,000	68,772
JCU Corp.	3,200	142,837
Jeol, Ltd.	26,000	132,258
Jimoto Holdings, Inc.	67,900	125,606
JINS, Inc.	4,200	263,087
JK Holdings Co., Ltd.	5,600	41,428
JMS Co., Ltd.	7,500	45,588
Joban Kosan Co., Ltd.	1,700	27,397
Joshin Denki Co., Ltd.	7,000	237,783
JP-Holdings, Inc.	17,900	62,241
JSP Corp.	5,100	156,466
Juki Corp.	11,200	160,343
Juroku Bank, Ltd. (The)	12,200	401,684
Justsystems Corp.	9,700	205,734
JVC Kenwood Corp.	53,300	154,009
K&O Energy Group, Inc.	5,400	87,985
K’s Holdings Corp. (e)	5,700	126,444
kabu.com Securities Co., Ltd.	47,800	145,364
Kadokawa Dwango (a)	12,508	151,919
Kaga Electronics Co., Ltd.	7,200	213,251
Kakiyasu Honten Co., Ltd.	3,800	66,497
Kameda Seika Co., Ltd. (e)	4,100	181,022
Kamei Corp.	8,700	142,607
Kanaden Corp.	7,200	76,881
Kanagawa Chuo Kotsu Co., Ltd.	2,400	77,814
Kanamoto Co., Ltd.	8,800	277,715
Kandenko Co., Ltd.	37,000	388,458
Kanematsu Corp.	29,800	380,511
Kanematsu Electronics, Ltd.	4,300	127,165
Kanemi Co., Ltd.	100	2,991
Kansai Urban Banking Corp.	11,000	136,889
Kanto Denka Kogyo Co., Ltd.	15,000	160,619

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kasai Kogyo Co., Ltd.	8,600	$130,514
Katakura & Co-op Agri Corp.	1,600	19,415
Katakura Industries Co., Ltd.	9,500	114,563
Kato Sangyo Co., Ltd.	7,100	213,713
Kato Works Co., Ltd.	3,800	113,537
Kawada Technologies, Inc.	1,500	86,455
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	54,106
Kawasaki Kinkai Kisen Kaisha, Ltd.	700	21,186
Kawasaki Kisen Kaisha, Ltd. (a) (e)	12,200	321,480
Kawasumi Laboratories, Inc.	4,900	33,015
Keihanshin Building Co., Ltd.	14,500	97,861
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	33,990
Keihin Corp.	15,600	267,343
Keiyo Bank, Ltd. (The)	89,000	413,291
Keiyo Co., Ltd.	14,400	98,313
Kenko Mayonnaise Co., Ltd.	3,200	78,465
KEY Coffee, Inc. (e)	6,700	129,001
KFC Holdings Japan, Ltd.	4,000	71,098
Kimoto Co., Ltd.	14,900	33,650
Kimura Chemical Plants Co., Ltd.	3,300	13,497
King Jim Co., Ltd.	5,800	51,936
Kinki Sharyo Co., Ltd. (The) (a)	1,200	27,956
Kintetsu Department Store Co., Ltd. (a)	1,900	58,934
Kintetsu World Express, Inc.	10,800	179,322
Kissei Pharmaceutical Co., Ltd.	8,100	219,113
Kita-Nippon Bank, Ltd. (The)	2,900	81,615
Kitagawa Iron Works Co., Ltd.	3,100	73,026
Kitamura Co., Ltd.	3,700	24,069
Kitano Construction Corp.	14,000	57,117
Kito Corp.	5,900	73,794
Kitz Corp.	31,200	254,984
Kiyo Bank, Ltd. (The)	25,000	419,865
KLab, Inc. (a) (e)	10,600	152,485
KNT-CT Holdings Co., Ltd. (a)	3,300	61,697
Koa Corp.	10,200	189,834
Koatsu Gas Kogyo Co., Ltd.	11,100	82,324
Kobe Bussan Co., Ltd.	2,400	107,804
Kobe Electric Railway Co., Ltd. (a)	500	17,721
Kobelco Eco-Solutions Co., Ltd.	1,200	21,849
Kohnan Shoji Co., Ltd.	10,400	195,400
Kohsoku Corp.	4,000	42,580
Koike Sanso Kogyo Co., Ltd.	700	18,386
Kojima Co., Ltd. (a)	12,000	42,989
Kokusai Co., Ltd.	3,400	37,087
Kokuyo Co., Ltd.	33,800	572,629
KOMAIHALTEC, Inc.	1,800	38,834
Komatsu Seiren Co., Ltd.	10,200	78,766
Komatsu Wall Industry Co., Ltd.	2,700	47,976
Komeri Co., Ltd.	12,300	354,275
Komori Corp.	18,900	237,866
Konaka Co., Ltd.	7,300	37,502
Kondotec, Inc.	7,900	79,788
Konishi Co., Ltd.	9,900	175,330
Konoike Transport Co., Ltd.	3,200	48,765
Kosaido Co., Ltd. (a)	3,700	12,434
Koshidaka Holdings Co., Ltd.	2,500	74,682

Japan—(Continued)
Kotobuki Spirits Co., Ltd.	6,700	239,767
Kourakuen Holdings Corp.	2,900	44,210
Krosaki Harima Corp.	1,900	91,066
KRS Corp.	2,200	64,249
KU Holdings Co., Ltd.	8,000	67,261
Kumagai Gumi Co., Ltd.	9,100	274,904
Kumiai Chemical Industry Co., Ltd.	21,195	152,942
Kura Corp.	3,300	147,722
Kurabo Industries, Ltd.	76,000	209,080
Kureha Corp.	5,200	283,600
Kurimoto, Ltd.	3,500	72,878
Kuroda Electric Co., Ltd.	10,900	190,267
Kusuri No. Aoki Holdings Co., Ltd.	4,900	290,347
KYB Corp.	7,400	447,714
Kyodo Printing Co., Ltd.	3,000	101,892
Kyoei Steel, Ltd.	6,100	95,166
Kyokuto Boeki Kaisha, Ltd.	9,000	27,042
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	192,295
Kyokuto Securities Co., Ltd.	7,600	103,355
Kyokuyo Co., Ltd.	3,500	103,905
KYORIN Holdings, Inc.	15,500	312,144
Kyoritsu Maintenance Co., Ltd.	6,518	194,749
Kyoritsu Printing Co., Ltd.	6,800	20,625
Kyosan Electric Manufacturing Co., Ltd.	16,000	83,802
Kyowa Electronic Instruments Co., Ltd.	8,000	31,912
Kyowa Exeo Corp.	28,400	564,554
Kyowa Leather Cloth Co., Ltd.	3,300	27,991
Kyudenko Corp.	5,100	197,647
Kyushu Financial Group, Inc.	60,800	374,354
LAC Co., Ltd.	5,900	72,817
Lasertec Corp.	12,200	250,911
LEC, Inc. (e)	4,400	114,402
Leopalace21 Corp.	82,400	574,265
Life Corp.	4,400	112,696
LIFULL Co., Ltd. (e)	17,000	147,839
Linical Co., Ltd.	1,700	22,719
Link And Motivation, Inc.	8,900	53,611
Lintec Corp.	17,100	463,713
Livesense, Inc. (a)	3,500	17,329
Look, Inc.	11,000	38,541
M&A Capital Partners Co., Ltd. (a)	1,200	59,847
Macnica Fuji Electronics Holdings, Inc.	14,550	268,197
Maeda Corp.	40,000	488,894
Maeda Kosen Co., Ltd.	5,700	93,980
Maeda Road Construction Co., Ltd.	21,000	452,173
Maezawa Kasei Industries Co., Ltd.	5,700	61,862
Maezawa Kyuso Industries Co., Ltd.	3,900	64,383
Makino Milling Machine Co., Ltd.	40,000	355,735
Mamiya-Op Co., Ltd.	1,900	20,329
Mandom Corp.	10,400	286,273
Mani, Inc.	5,700	137,201
Mars Engineering Corp.	3,600	75,482
Marubun Corp.	8,200	62,131
Marudai Food Co., Ltd.	38,000	180,222
Marufuji Sheet Piling Co., Ltd.	1,300	39,185
Maruha Nichiro Corp.	13,900	409,087
Maruka Machinery Co., Ltd.	900	15,258

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Marusan Securities Co., Ltd.	7,600	$62,793
Maruwa Co., Ltd.	3,700	210,280
Maruyama Manufacturing Co., Inc.	1,500	24,587
Maruzen CHI Holdings Co., Ltd. (a)	11,900	37,652
Maruzen Showa Unyu Co., Ltd.	23,000	107,980
Marvelous, Inc. (e)	9,500	80,722
Matsuda Sangyo Co., Ltd.	5,900	85,059
Matsui Construction Co., Ltd.	7,800	68,849
Matsui Securities Co., Ltd.	2,000	15,085
Matsuya Foods Co., Ltd.	2,500	94,921
Max Co., Ltd.	11,000	152,546
Maxvalu Nishinihon Co., Ltd.	2,400	35,998
Maxvalu Tokai Co., Ltd.	4,100	79,976
MCJ Co., Ltd.	4,300	46,562
MEC Co., Ltd.	5,800	95,658
Media Do Holdings Co., Ltd.	1,000	22,775
Medical System Network Co., Ltd.	5,300	23,936
Megmilk Snow Brand Co., Ltd.	8,000	217,423
Meidensha Corp. (e)	58,000	221,726
Meiji Shipping Co., Ltd.	8,500	32,659
Meiko Electronics Co., Ltd.	7,500	141,811
Meiko Network Japan Co., Ltd.	7,200	102,343
Meisei Industrial Co., Ltd.	13,500	90,137
Meitec Corp.	8,900	446,336
Meito Sangyo Co., Ltd.	3,000	38,650
Meiwa Corp.	8,100	33,560
Meiwa Estate Co., Ltd.	5,200	42,312
Melco Holdings, Inc.	4,500	143,476
Menicon Co., Ltd.	900	35,646
Michinoku Bank, Ltd. (The)	5,700	98,207
Micronics Japan Co., Ltd.	8,600	79,360
Mie Bank, Ltd. (The)	4,300	100,796
Mikuni Corp.	3,000	14,813
Milbon Co., Ltd.	3,660	222,252
Mimasu Semiconductor Industry Co., Ltd.	6,800	109,459
Minato Bank, Ltd. (The)	6,300	114,469
Ministop Co., Ltd.	5,400	104,899
Miraial Co., Ltd.	2,900	38,676
Mirait Holdings Corp.	22,200	267,038
Miroku Jyoho Service Co., Ltd.	5,900	137,206
Misawa Homes Co., Ltd.	6,700	56,222
Mitani Corp.	7,800	284,269
Mitani Sekisan Co., Ltd.	4,100	93,345
Mito Securities Co., Ltd.	24,000	75,607
Mitsuba Corp.	12,300	190,910
Mitsubishi Nichiyu Forklift Co., Ltd.	8,000	57,193
Mitsubishi Paper Mills, Ltd. (a)	12,000	80,901
Mitsubishi Pencil Co., Ltd.	11,800	296,131
Mitsubishi Research Institute, Inc.	2,000	58,936
Mitsubishi Shokuhin Co., Ltd.	4,800	140,213
Mitsubishi Steel Manufacturing Co., Ltd.	5,900	150,772
Mitsuboshi Belting, Ltd.	17,000	205,588
Mitsui Engineering & Shipbuilding Co., Ltd.	30,000	392,012
Mitsui High-Tec, Inc.	9,500	197,178
Mitsui Home Co., Ltd.	9,000	58,638
Mitsui Matsushima Co., Ltd.	5,200	70,095
Mitsui Mining & Smelting Co., Ltd.	17,500	907,089

Japan—(Continued)
Mitsui Sugar Co., Ltd.	6,100	205,659
Mitsui-Soko Holdings Co., Ltd. (a)	37,000	109,232
Mitsumura Printing Co., Ltd.	500	10,899
Mitsuuroko Group Holdings Co., Ltd.	12,900	95,203
Miyaji Engineering Group, Inc.	1,800	49,713
Miyazaki Bank, Ltd. (The)	6,000	217,754
Miyoshi Oil & Fat Co., Ltd.	2,800	36,644
Mizuno Corp.	6,600	187,440
Mochida Pharmaceutical Co., Ltd.	3,500	258,120
Modec, Inc.	3,000	72,483
Monex Group, Inc.	73,600	197,749
Money Partners Group Co., Ltd.	7,100	28,869
Monogatari Corp. (The)	1,700	110,045
MORESCO Corp.	2,500	48,012
Morinaga Milk Industry Co., Ltd.	10,400	397,460
Morita Holdings Corp.	11,200	174,138
Morozoff, Ltd.	900	57,967
Mory Industries, Inc.	2,800	64,978
Mr. Max Holdings, Ltd.	10,500	50,600
MTI, Ltd.	9,200	55,391
Mugen Estate Co., Ltd.	400	3,958
Murakami Corp.	3,000	73,666
Musashi Seimitsu Industry Co., Ltd.	7,900	246,611
Musashino Bank, Ltd. (The)	11,200	333,371
Mutoh Holdings Co., Ltd.	900	20,746
N Field Co., Ltd.	1,300	20,560
NAC Co., Ltd.	3,600	31,374
Nachi-Fujikoshi Corp.	60,000	338,030
Nafco Co., Ltd.	1,400	21,475
Nagaileben Co., Ltd.	5,600	141,191
Nagano Bank, Ltd. (The)	3,500	61,290
Nagano Keiki Co., Ltd.	4,200	44,665
Nagase & Co., Ltd.	2,600	43,573
Nagatanien Holdings Co., Ltd.	8,000	92,671
Nagawa Co., Ltd.	2,800	106,766
Nakabayashi Co., Ltd.	5,500	32,865
Nakamuraya Co., Ltd.	1,600	72,114
Nakanishi, Inc.	4,100	185,502
Nakano Corp.	4,000	21,871
Nakayama Steel Works, Ltd.	6,300	40,828
Nakayamafuku Co., Ltd.	2,000	13,756
Namura Shipbuilding Co., Ltd.	18,956	112,255
Nanto Bank, Ltd. (The)	9,200	258,533
Narasaki Sangyo Co., Ltd.	4,000	12,126
Natori Co., Ltd.	2,600	45,924
NDS Co., Ltd.	2,200	69,222
NEC Capital Solutions, Ltd.	3,800	73,030
NEC Networks & System Integration Corp.	7,800	186,691
NET One Systems Co., Ltd.	31,600	334,276
Neturen Co., Ltd.	9,800	98,632
New Japan Chemical Co., Ltd. (a)	9,900	25,887
New Japan Radio Co., Ltd. (a)	6,000	45,239
Nexyz Group Corp.	1,300	24,400
Nice Holdings, Inc.	3,100	42,858
Nichi-iko Pharmaceutical Co., Ltd. (e)	13,200	205,258
Nichia Steel Works, Ltd.	13,000	36,592
Nichias Corp.	33,000	408,695

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nichiban Co., Ltd.	4,000	$82,877
Nichicon Corp.	20,100	248,219
Nichiden Corp.	5,200	106,894
Nichiha Corp.	9,600	360,412
NichiiGakkan Co., Ltd.	11,800	121,625
Nichimo Co., Ltd.	1,600	28,674
Nichireki Co., Ltd.	9,000	114,889
Nihon Chouzai Co., Ltd.	1,660	53,362
Nihon Dempa Kogyo Co., Ltd.	7,600	59,409
Nihon Eslead Corp.	2,700	52,118
Nihon House Holdings Co., Ltd.	15,000	87,042
Nihon Kagaku Sangyo Co., Ltd.	3,000	58,794
Nihon Kohden Corp.	4,400	95,184
Nihon Nohyaku Co., Ltd.	14,000	78,587
Nihon Parkerizing Co., Ltd.	31,600	505,755
Nihon Plast Co., Ltd.	2,500	27,119
Nihon Tokushu Toryo Co., Ltd.	2,200	37,695
Nihon Trim Co., Ltd.	1,300	57,157
Nihon Unisys, Ltd.	16,900	271,088
Nihon Yamamura Glass Co., Ltd.	38,000	67,233
Nikkato Corp.	300	1,629
Nikkiso Co., Ltd.	18,600	172,921
Nikko Co., Ltd.	1,800	35,350
Nikkon Holdings Co., Ltd.	22,600	559,178
Nippon Air Conditioning Services Co., Ltd.	9,600	61,359
Nippon Beet Sugar Manufacturing Co., Ltd.	4,500	97,112
Nippon Carbide Industries Co., Inc.	2,300	50,915
Nippon Carbon Co., Ltd.	3,900	152,546
Nippon Ceramic Co., Ltd.	5,200	146,500
Nippon Chemi-Con Corp.	5,900	209,586
Nippon Chemical Industrial Co., Ltd.	3,000	71,186
Nippon Chemiphar Co., Ltd.	800	36,198
Nippon Coke & Engineering Co., Ltd.	71,000	73,841
Nippon Concrete Industries Co., Ltd.	14,000	55,265
Nippon Denko Co., Ltd.	43,865	175,833
Nippon Densetsu Kogyo Co., Ltd.	12,500	263,139
Nippon Felt Co., Ltd.	8,600	38,524
Nippon Filcon Co., Ltd.	5,200	34,188
Nippon Fine Chemical Co., Ltd.	4,300	36,215
Nippon Flour Mills Co., Ltd.	22,500	343,559
Nippon Gas Co., Ltd.	9,600	298,386
Nippon Hume Corp.	8,200	50,603
Nippon Kanzai Co., Ltd.	4,800	85,468
Nippon Kinzoku Co., Ltd.	1,900	53,808
Nippon Kodoshi Corp.	1,600	36,172
Nippon Koei Co., Ltd.	5,000	170,353
Nippon Koshuha Steel Co., Ltd.	3,100	31,246
Nippon Light Metal Holdings Co., Ltd.	198,000	563,276
Nippon Paper Industries Co., Ltd.	7,000	130,358
Nippon Parking Development Co., Ltd.	65,100	96,192
Nippon Pillar Packing Co., Ltd.	6,500	98,495
Nippon Piston Ring Co., Ltd.	3,200	69,819
Nippon Rietec Co., Ltd.	5,800	63,517
Nippon Road Co., Ltd. (The)	2,700	149,592
Nippon Seiki Co., Ltd.	15,000	306,722
Nippon Seisen Co., Ltd.	1,200	52,906
Nippon Sharyo, Ltd. (a)	26,000	69,824

Japan—(Continued)
Nippon Sheet Glass Co., Ltd. (a)	33,000	256,870
Nippon Signal Co., Ltd.	18,700	201,248
Nippon Soda Co., Ltd.	46,000	279,958
Nippon Steel & Sumikin Bussan Corp.	5,196	287,110
Nippon Suisan Kaisha, Ltd.	80,500	451,372
Nippon Systemware Co., Ltd.	1,300	24,799
Nippon Thompson Co., Ltd.	23,200	128,987
Nippon Valqua Industries, Ltd.	6,000	147,124
Nippon Yakin Kogyo Co., Ltd. (a)	54,000	112,422
Nipro Corp.	24,900	343,178
Nishi-Nippon Railroad Co., Ltd. (e)	12,200	293,627
Nishikawa Rubber Co., Ltd.	1,200	24,502
Nishimatsu Construction Co., Ltd.	19,400	560,527
Nishimatsuya Chain Co., Ltd.	8,800	98,600
Nishio Rent All Co., Ltd.	4,400	146,527
Nissan Shatai Co., Ltd.	1,300	14,365
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	41,569
Nissei ASB Machine Co., Ltd.	2,100	84,539
Nissei Build Kogyo Co., Ltd.	9,000	97,626
Nissei Corp.	3,700	35,245
Nissei Plastic Industrial Co., Ltd.	6,000	79,010
Nissha Printing Co., Ltd.	8,700	236,471
Nisshin Fudosan Co.	12,300	83,573
Nisshin Oillio Group, Ltd. (The)	10,200	334,627
Nisshin Steel Co., Ltd.	6,196	79,309
Nisshinbo Holdings, Inc. (e)	47,000	556,417
Nissin Corp.	6,000	156,058
Nissin Electric Co., Ltd.	14,800	182,339
Nissin Kogyo Co., Ltd.	15,200	272,169
Nissui Pharmaceutical Co., Ltd.	5,100	63,754
Nitta Corp.	6,800	247,428
Nitta Gelatin, Inc.	4,500	30,439
Nittan Valve Co., Ltd.	6,300	22,686
Nittetsu Mining Co., Ltd.	2,200	160,831
Nitto Boseki Co., Ltd.	9,800	301,468
Nitto FC Co., Ltd.	4,500	34,447
Nitto Fuji Flour Milling Co., Ltd.	400	14,087
Nitto Kogyo Corp.	9,000	159,351
Nitto Kohki Co., Ltd.	4,100	100,081
Nitto Seiko Co., Ltd.	12,500	71,781
Nittoc Construction Co., Ltd.	11,050	56,685
Nittoku Engineering Co., Ltd.	5,200	221,278
NJS Co., Ltd.	3,300	40,973
Noevir Holdings Co., Ltd.	4,800	264,519
NOF Corp.	23,500	664,774
Nohmi Bosai, Ltd.	7,000	110,495
Nojima Corp.	4,200	85,204
Nomura Co., Ltd.	12,000	266,842
Noritake Co., Ltd.	4,200	200,936
Noritsu Koki Co., Ltd.	4,000	50,371
Noritz Corp.	11,400	204,982
North Pacific Bank, Ltd.	122,400	387,472
NS Solutions Corp.	10,200	225,073
NS United Kaiun Kaisha, Ltd.	4,100	89,867
NSD Co., Ltd.	10,670	198,065
Nuflare Technology, Inc.	800	43,261
Obara Group, Inc.	4,400	249,273

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Odelic Co., Ltd.	1,000	$45,245
Oenon Holdings, Inc.	21,000	58,064
Ogaki Kyoritsu Bank, Ltd. (The)	12,500	350,125
Ohara, Inc.	2,900	56,942
Ohashi Technica, Inc.	4,600	63,138
Ohsho Food Service Corp.	3,600	144,808
Oiles Corp.	8,000	148,350
Oita Bank, Ltd. (The)	5,700	236,800
Okabe Co., Ltd.	14,000	132,097
Okamoto Industries, Inc.	16,000	167,146
Okamoto Machine Tool Works, Ltd.	1,400	37,189
Okamura Corp.	26,300	300,520
Okasan Securities Group, Inc.	29,000	166,727
Okaya Electric Industries Co., Ltd.	8,900	44,404
Oki Electric Industry Co., Ltd.	22,700	302,528
Okinawa Cellular Telephone Co.	4,400	152,912
Okinawa Electric Power Co., Inc. (The)	13,507	297,203
OKK Corp.	3,100	36,431
OKUMA Corp.	8,600	471,587
Okumura Corp.	11,400	435,967
Okura Industrial Co., Ltd.	15,000	108,862
Okuwa Co., Ltd.	10,000	103,222
Olympic Group Corp.	4,900	26,018
ONO Sokki Co., Ltd.	4,200	27,701
Onoken Co., Ltd.	6,500	108,910
Onward Holdings Co., Ltd.	49,000	372,532
Open House Co., Ltd.	6,500	227,112
OPT Holding, Inc.	4,700	49,807
Optex Group Co., Ltd.	4,700	175,917
Organo Corp.	2,800	69,403
Origin Electric Co., Ltd.	3,400	63,005
Osaka Organic Chemical Industry, Ltd.	5,900	72,950
Osaka Soda Co., Ltd.	5,000	129,388
Osaka Steel Co., Ltd.	5,900	133,903
OSAKA Titanium Technologies Co., Ltd.	2,600	37,797
Osaki Electric Co., Ltd.	11,000	85,390
OSG Corp.	19,600	447,145
Otsuka Kagu, Ltd. (e)	5,500	44,477
OUG Holdings, Inc.	700	17,429
Outsourcing, Inc.	15,500	215,650
Oyo Corp.	7,400	114,742
Pacific Industrial Co., Ltd.	16,700	222,996
Pacific Metals Co., Ltd. (a) (e)	6,100	155,884
Pack Corp. (The)	4,600	163,596
Pal Group Holdings Co., Ltd.	3,800	118,183
Paltac Corp.	10,250	400,544
Paramount Bed Holdings Co., Ltd.	6,000	257,851
Parco Co., Ltd.	8,100	99,353
Paris Miki Holdings, Inc.	10,600	45,319
Pasco Corp.	6,000	18,596
Pasona Group, Inc.	6,200	68,466
Penta-Ocean Construction Co., Ltd.	90,500	571,202
PIA Corp.	300	14,252
Pilot Corp.	9,900	473,791
Piolax, Inc.	10,500	297,549
Pioneer Corp. (a)	117,700	218,772
Plenus Co., Ltd.	7,800	172,464

Japan—(Continued)
Press Kogyo Co., Ltd.	37,000	202,809
Pressance Corp.	10,400	140,856
Prestige International, Inc.	13,400	133,743
Prima Meat Packers, Ltd.	48,000	325,925
Pronexus, Inc.	6,700	79,721
Proto Corp.	4,400	79,264
PS Mitsubishi Construction Co., Ltd.	8,800	50,225
Qol Co., Ltd.	3,400	59,529
Raito Kogyo Co., Ltd.	16,900	168,086
Rasa Industries, Ltd.	2,600	46,883
Renaissance, Inc.	2,800	42,946
Rengo Co., Ltd.	72,300	429,986
Renown, Inc. (a) (e)	29,200	52,791
Resort Solution Co., Ltd.	400	13,797
Retail Partners Co., Ltd.	1,300	15,392
Rheon Automatic Machinery Co., Ltd.	5,000	77,542
Rhythm Watch Co., Ltd.	2,500	52,304
Riberesute Corp.	4,300	34,609
Ricoh Leasing Co., Ltd.	5,600	210,614
Right On Co., Ltd. (e)	5,900	50,012
Riken Corp.	3,500	180,472
Riken Keiki Co., Ltd.	6,000	120,513
Riken Technos Corp.	15,000	91,527
Riken Vitamin Co., Ltd.	2,700	102,100
Ringer Hut Co., Ltd.	4,200	95,418
Rion Co., Ltd.	2,200	44,520
Riso Kagaku Corp.	9,458	172,234
Riso Kyoiku Co., Ltd.	11,590	90,325
Rock Field Co., Ltd.	6,600	117,156
Rokko Butter Co., Ltd.	3,600	77,001
Roland DG Corp.	3,000	76,870
Round One Corp.	24,800	334,338
Royal Holdings Co., Ltd.	9,000	226,653
Ryobi, Ltd.	9,400	253,439
Ryoden Corp.	4,500	68,176
Ryosan Co., Ltd.	10,800	430,020
Ryoyo Electro Corp.	7,800	138,774
S Foods, Inc.	4,100	159,226
S&B Foods, Inc.	600	43,833
Sac’s Bar Holdings, Inc.	6,850	88,831
Saibu Gas Co., Ltd.	12,200	306,442
Saizeriya Co., Ltd.	10,300	283,425
Sakai Chemical Industry Co., Ltd.	6,000	153,682
Sakai Heavy Industries, Ltd.	1,400	42,766
Sakai Moving Service Co., Ltd.	2,600	137,281
Sakai Ovex Co., Ltd.	1,600	33,130
Sakata INX Corp.	11,800	217,961
Sakura Internet, Inc.	1,600	12,534
Sala Corp.	12,900	110,759
SAMTY Co., Ltd.	2,600	41,470
San Holdings, Inc.	1,400	33,972
San-A Co., Ltd.	5,700	253,863
San-Ai Oil Co., Ltd.	20,000	221,854
San-In Godo Bank, Ltd. (The)	59,000	511,775
Sanden Holdings Corp. (a)	8,400	166,923
Sanei Architecture Planning Co., Ltd.	3,500	70,504
Sangetsu Corp.	20,500	352,446

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sanken Electric Co., Ltd.	37,000	$203,553
Sanki Engineering Co., Ltd.	17,900	200,870
Sanko Marketing Foods Co., Ltd.	3,100	27,274
Sanko Metal Industrial Co., Ltd.	1,000	31,068
Sankyo Frontier Co., Ltd.	1,000	25,024
Sankyo Seiko Co., Ltd.	13,400	50,155
Sankyo Tateyama, Inc.	9,600	136,720
Sankyu, Inc. (e)	17,200	728,228
Sanoh Industrial Co., Ltd.	10,100	84,613
Sanrio Co., Ltd. (e)	5,400	102,694
Sanshin Electronics Co., Ltd.	8,500	126,182
Sanwa Holdings Corp.	8,100	92,972
Sanyo Chemical Industries, Ltd.	4,200	244,666
Sanyo Denki Co., Ltd.	3,200	180,776
Sanyo Electric Railway Co., Ltd.	4,000	100,457
Sanyo Housing Nagoya Co., Ltd.	3,000	28,895
Sanyo Industries, Ltd.	1,300	25,748
Sanyo Shokai, Ltd.	5,100	77,793
Sanyo Special Steel Co., Ltd.	8,600	220,598
Sapporo Holdings, Ltd.	13,000	350,815
Sata Construction Co., Ltd.	2,600	10,782
Sato Holdings Corp.	6,900	163,332
Sato Shoji Corp.	6,500	67,546
Satori Electric Co., Ltd.	5,500	48,774
Sawada Holdings Co., Ltd.	10,300	92,187
Saxa Holdings, Inc.	2,400	44,287
SBS Holdings, Inc.	6,900	53,501
Scroll Corp.	13,100	45,536
SEC Carbon, Ltd.	700	32,401
Secom Joshinetsu Co., Ltd.	900	28,717
Seibu Electric Industry Co., Ltd.	2,400	52,665
Seika Corp.	4,200	114,493
Seikitokyu Kogyo Co., Ltd.	12,500	72,801
Seiko Holdings Corp.	8,800	198,182
Seiren Co., Ltd.	19,100	352,191
Sekisui Jushi Corp.	10,200	189,138
Sekisui Plastics Co., Ltd.	10,300	129,811
Senko Group Holdings Co., Ltd.	31,000	221,125
Senshu Electric Co., Ltd.	2,400	53,218
Senshu Ikeda Holdings, Inc.	84,000	323,542
Senshukai Co., Ltd.	11,000	67,393
Septeni Holdings Co., Ltd. (e)	27,500	75,709
Shibaura Electronics Co., Ltd.	2,800	112,846
Shibaura Mechatronics Corp.	9,000	33,373
Shibusawa Warehouse Co., Ltd. (The)	4,200	74,984
Shibuya Corp.	5,400	175,550
Shidax Corp.	9,600	37,711
Shiga Bank, Ltd. (The)	89,000	495,602
Shikibo, Ltd.	4,700	71,927
Shikoku Bank, Ltd. (The)	14,000	211,980
Shikoku Chemicals Corp.	13,000	196,721
Shima Seiki Manufacturing, Ltd.	9,000	474,081
Shimachu Co., Ltd.	19,600	516,213
Shimane Bank, Ltd. (The)	2,500	29,310
Shimizu Bank, Ltd. (The)	3,400	108,860
Shimojima Co., Ltd.	6,300	64,677
Shin Nippon Air Technologies Co., Ltd.	4,600	66,190

Japan—(Continued)
Shin-Etsu Polymer Co., Ltd.	16,900	153,392
Shin-Keisei Electric Railway Co., Ltd.	3,800	71,952
Shinagawa Refractories Co., Ltd.	2,000	66,587
Shindengen Electric Manufacturing Co., Ltd.	2,800	179,236
Shinkawa, Ltd. (a)	5,300	38,047
Shinko Electric Industries Co., Ltd.	27,600	186,023
Shinko Plantech Co., Ltd.	16,100	141,285
Shinko Shoji Co., Ltd.	7,700	136,890
Shinko Wire Co., Ltd.	1,200	18,667
Shinmaywa Industries, Ltd.	34,000	308,815
Shinnihon Corp.	10,200	78,712
Shinoken Group Co., Ltd.	1,600	35,788
Shinsho Corp.	1,400	49,166
Shinwa Co., Ltd.	3,900	79,185
Ship Healthcare Holdings, Inc.	14,200	438,709
Shizuki Electric Co., Inc.	8,000	57,046
Shizuoka Gas Co., Ltd.	21,300	168,734
Shobunsha Publications, Inc.	4,800	30,844
Shochiku Co., Ltd.	300	42,772
Shoei Foods Corp.	4,300	177,183
Shofu, Inc.	3,900	45,641
Shoko Co., Ltd. (a)	19,000	18,433
Showa Aircraft Industry Co., Ltd.	4,000	49,473
Showa Corp.	17,600	216,927
Showa Sangyo Co., Ltd.	6,600	170,650
Siix Corp.	4,800	211,221
Sinanen Holdings Co., Ltd.	2,900	59,806
Sinfonia Technology Co., Ltd.	42,000	180,740
Sinko Industries, Ltd.	6,400	107,300
Sintokogio, Ltd.	16,800	182,052
SKY Perfect JSAT Holdings, Inc.	29,800	133,306
SMK Corp.	23,000	106,349
SMS Co., Ltd.	7,300	232,674
SNT Corp.	7,800	52,348
Soda Nikka Co., Ltd.	7,000	36,379
Sodick Co., Ltd.	16,800	207,998
Soft99 Corp.	5,100	45,379
Softbank Technology Corp.	3,200	53,397
Software Service, Inc.	1,200	53,448
Sogo Medical Co., Ltd.	2,400	109,731
Sosei Group Corp. (a) (e)	800	67,818
Sotoh Co., Ltd.	3,100	31,975
Space Co., Ltd.	4,600	69,297
Sparx Group Co., Ltd.	35,900	66,092
SPK Corp.	1,700	47,699
SRA Holdings	3,100	82,232
Srg Takamiya Co., Ltd.	5,200	30,374
ST Corp.	4,200	93,760
St. Marc Holdings Co., Ltd.	5,100	150,233
Star Mica Co., Ltd.	1,600	23,944
Star Micronics Co., Ltd.	4,400	75,817
Starts Corp., Inc.	5,800	149,384
Starzen Co., Ltd.	2,500	122,223
Stella Chemifa Corp.	3,600	153,310
Step Co., Ltd.	4,100	53,542
Striders Corp. (a)	1,600	8,365
Studio Alice Co., Ltd.	2,900	70,278

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Subaru Enterprise Co., Ltd.	100	$6,090
Sugimoto & Co., Ltd.	3,800	56,712
Sumida Corp.	6,300	122,816
Suminoe Textile Co., Ltd.	23,000	72,617
Sumitomo Bakelite Co., Ltd.	68,000	501,273
Sumitomo Densetsu Co., Ltd.	5,400	100,041
Sumitomo Mitsui Construction Co., Ltd.	52,060	300,820
Sumitomo Osaka Cement Co., Ltd. (e)	142,000	628,993
Sumitomo Precision Products Co., Ltd.	12,000	37,397
Sumitomo Riko Co., Ltd.	15,300	154,085
Sumitomo Seika Chemicals Co., Ltd.	3,200	153,069
Sumitomo Warehouse Co., Ltd. (The)	53,000	352,982
Sun Frontier Fudousan Co., Ltd.	7,600	82,141
Sun-Wa Technos Corp.	3,900	72,680
Suncall Corp.	8,300	51,735
SWCC Showa Holdings Co., Ltd. (a)	7,600	69,813
Systena Corp.	5,600	139,736
T Hasegawa Co., Ltd.	8,400	161,003
T RAD Co., Ltd.	2,900	112,282
T&K Toka Co., Ltd.	8,600	101,646
T-Gaia Corp.	8,400	163,280
Tabuchi Electric Co., Ltd. (a)	8,900	22,931
Tachi-S Co., Ltd.	10,300	190,886
Tachibana Eletech Co., Ltd.	5,640	91,122
Tadano, Ltd.	38,000	444,729
Taihei Dengyo Kaisha, Ltd.	6,000	158,326
Taiheiyo Kouhatsu, Inc.	2,100	18,741
Taiho Kogyo Co., Ltd.	6,400	97,279
Taikisha, Ltd.	9,100	250,831
Taiko Bank, Ltd. (The)	3,100	68,979
Taiko Pharmaceutical Co., Ltd.	2,300	47,838
Taisei Lamick Co., Ltd.	2,200	59,184
Taiyo Holdings Co., Ltd.	5,300	247,023
Taiyo Yuden Co., Ltd.	26,600	396,227
Takachiho Koheki Co., Ltd.	400	3,959
Takamatsu Construction Group Co., Ltd.	5,400	149,849
Takano Co., Ltd.	4,600	48,057
Takaoka Toko Co., Ltd.	4,365	77,964
Takara Holdings, Inc.	26,000	237,493
Takara Leben Co., Ltd.	28,600	139,888
Takara Printing Co., Ltd.	3,100	46,134
Takara Standard Co., Ltd.	14,400	248,861
Takasago International Corp.	5,400	185,792
Takasago Thermal Engineering Co., Ltd.	16,800	277,604
Takashima & Co., Ltd.	2,500	50,177
Take And Give Needs Co., Ltd.	4,010	30,199
Takeei Corp.	8,200	88,301
Takeuchi Manufacturing Co., Ltd.	10,000	209,487
Takihyo Co., Ltd.	2,000	41,123
Takisawa Machine Tool Co., Ltd.	2,200	39,609
Takuma Co., Ltd.	25,000	304,132
Tama Home Co., Ltd.	5,900	38,792
Tamron Co., Ltd.	6,000	115,956
Tamura Corp.	26,000	158,005
Tanseisha Co., Ltd.	11,750	144,684
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	129,707
Tayca Corp.	6,000	117,604

Japan—(Continued)
TBK Co., Ltd.	8,000	35,559
Teac Corp. (a)	40,000	15,285
TECHNO ASSOCIE Co., Ltd.	300	3,420
Techno Medica Co., Ltd.	2,400	41,379
Techno Ryowa, Ltd.	4,800	34,146
Tecnos Japan, Inc.	2,000	19,681
Teikoku Electric Manufacturing Co., Ltd.	6,800	70,808
Teikoku Sen-I Co., Ltd.	6,900	140,656
Teikoku Tsushin Kogyo Co., Ltd.	3,000	30,433
Tenma Corp.	6,200	125,654
Teraoka Seisakusho Co., Ltd.	200	1,071
Tigers Polymer Corp.	2,200	15,590
TKC Corp.	6,700	205,532
Toa Corp.	9,600	101,126
Toa Corp. (a)	5,800	113,084
Toa Oil Co., Ltd.	32,000	43,527
TOA ROAD Corp.	1,800	69,717
Toabo Corp.	3,400	17,769
Toagosei Co., Ltd.	37,000	496,003
Tobishima Corp.	55,600	80,564
Tobu Store Co., Ltd.	1,100	30,406
TOC Co., Ltd.	15,800	139,178
Tocalo Co., Ltd.	4,800	185,800
Tochigi Bank, Ltd. (The)	38,200	163,114
Toda Corp.	78,000	608,356
Toda Kogyo Corp.	1,100	48,037
Toei Animation Co., Ltd.	1,800	186,605
Toei Co., Ltd.	2,500	277,814
Toenec Corp.	3,200	95,607
Toho Bank, Ltd. (The)	83,000	312,295
Toho Co., Ltd.	2,700	64,763
Toho Holdings Co., Ltd.	19,600	375,804
Toho Zinc Co., Ltd.	5,000	215,603
Tohoku Bank, Ltd. (The)	4,700	63,367
Tohokushinsha Film Corp.	4,800	31,609
Tohto Suisan Co., Ltd.	1,400	24,241
Tokai Carbon Co., Ltd.	68,000	640,368
Tokai Corp.	3,900	166,915
TOKAI Holdings Corp.	23,700	183,317
Tokai Lease Co., Ltd.	1,600	30,132
Tokai Rika Co., Ltd.	8,800	174,302
Tokai Tokyo Financial Holdings, Inc.	34,400	204,183
Token Corp.	2,460	292,804
Tokushu Tokai Paper Co., Ltd.	3,300	129,102
Tokuyama Corp. (e)	21,200	502,349
Tokyo Dome Corp.	31,000	286,751
Tokyo Electron Device, Ltd.	2,400	45,430
Tokyo Energy & Systems, Inc.	8,000	86,056
Tokyo Individualized Educational Institute, Inc.	1,400	12,562
Tokyo Keiki, Inc.	4,200	58,657
Tokyo Ohka Kogyo Co., Ltd.	13,100	465,887
Tokyo Rakutenchi Co., Ltd.	1,300	66,784
Tokyo Rope Manufacturing Co., Ltd.	4,600	69,452
Tokyo Sangyo Co., Ltd.	12,000	52,973
Tokyo Seimitsu Co., Ltd.	13,800	489,568
Tokyo Steel Manufacturing Co., Ltd.	36,800	303,471
Tokyo Tekko Co., Ltd.	3,400	68,586

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokyo Theatres Co., Inc.	2,900	$38,022
Tokyo TY Financial Group, Inc.	9,724	249,024
Tokyotokeiba Co., Ltd.	3,100	93,351
Tokyu Construction Co., Ltd.	2,900	23,804
Tokyu Recreation Co., Ltd.	6,000	45,678
Toli Corp.	20,000	70,792
Tomato Bank, Ltd.	4,200	56,341
Tomen Devices Corp.	1,500	40,873
Tomoe Corp.	12,500	46,646
Tomoe Engineering Co., Ltd.	2,100	40,418
Tomoegawa Co., Ltd.	12,000	35,008
Tomoku Co., Ltd.	5,400	94,781
TOMONY Holdings, Inc.	56,900	257,650
Tomy Co., Ltd.	22,400	309,742
Tonami Holdings Co., Ltd.	2,200	106,533
Topcon Corp.	11,500	202,830
Toppan Forms Co., Ltd.	19,800	210,175
Topre Corp.	11,900	365,785
Topy Industries, Ltd.	6,800	227,434
Toridolll Holdings Corp.	6,900	207,996
Torigoe Co., Ltd. (The)	7,100	55,031
Torii Pharmaceutical Co., Ltd.	3,600	102,441
Torishima Pump Manufacturing Co., Ltd.	7,700	81,544
Tosei Corp.	13,200	115,936
Toshiba Machine Co., Ltd.	42,000	229,888
Toshiba Plant Systems & Services Corp.	14,100	237,482
Toshiba TEC Corp.	13,000	71,652
Tosho Co., Ltd.	4,800	118,143
Tosho Printing Co., Ltd.	7,000	66,942
Totetsu Kogyo Co., Ltd.	8,400	276,769
Tottori Bank, Ltd. (The)	3,700	56,465
Toukei Computer Co., Ltd.	1,400	38,023
Tow Co., Ltd.	3,600	26,530
Towa Bank, Ltd. (The)	11,500	123,358
Towa Corp. (e)	8,000	126,425
Towa Pharmaceutical Co., Ltd.	2,800	141,378
Toyo Construction Co., Ltd.	25,499	117,204
Toyo Corp.	9,600	87,083
Toyo Denki Seizo KK	3,200	70,827
Toyo Engineering Corp.	7,600	92,728
Toyo Ink SC Holdings Co., Ltd.	76,000	427,914
Toyo Kanetsu KK	3,800	141,557
Toyo Kohan Co., Ltd.	16,000	74,543
Toyo Machinery & Metal Co., Ltd.	6,000	46,513
Toyo Securities Co., Ltd.	23,000	55,444
Toyo Sugar Refining Co., Ltd.	900	9,827
Toyo Tanso Co., Ltd.	4,600	109,880
Toyo Wharf & Warehouse Co., Ltd.	2,500	43,425
Toyobo Co., Ltd.	33,200	632,752
TPR Co., Ltd.	7,300	245,213
Trancom Co., Ltd.	2,300	126,373
Transcosmos, Inc.	7,700	177,629
Trusco Nakayama Corp.	12,600	307,211
Trust Tech, Inc.	3,000	83,039
TS Tech Co., Ltd.	2,600	87,450
TSI Holdings Co., Ltd.	28,205	224,763
Tsubakimoto Chain Co.	45,000	359,699

Japan—(Continued)
Tsubakimoto Kogyo Co., Ltd.	1,600	40,243
Tsudakoma Corp. (a)	16,000	28,374
Tsugami Corp.	19,000	160,332
Tsukada Global Holdings, Inc.	7,200	35,964
Tsukamoto Corp. Co., Ltd.	2,100	23,517
Tsukishima Kikai Co., Ltd.	8,600	104,185
Tsukuba Bank, Ltd.	34,500	115,701
Tsukui Corp.	18,800	130,064
Tsurumi Manufacturing Co., Ltd.	6,100	108,761
Tsutsumi Jewelry Co., Ltd.	3,200	55,293
TTK Co., Ltd.	4,000	18,529
TV Asahi Holdings Corp.	600	11,991
TV Tokyo Holdings Corp.	3,700	76,602
TYK Corp.	6,000	19,296
U-Shin, Ltd. (a) (e)	8,400	60,261
UACJ Corp.	10,685	304,516
Ube Industries, Ltd.	1,000	28,922
Uchida Yoko Co., Ltd.	4,200	138,635
Ueki Corp.	1,100	26,676
UKC Holdings Corp.	5,000	86,457
Uniden Holdings Corp. (a)	25,000	66,753
Union Tool Co.	3,400	105,813
Unipres Corp.	13,900	387,099
United Arrows, Ltd.	6,000	218,143
United Super Markets Holdings, Inc.	20,700	198,178
Unitika, Ltd. (a)	15,600	122,885
Universal Entertainment Corp.	3,000	88,266
Unizo Holdings Co., Ltd.	3,800	88,215
Ushio, Inc.	39,000	520,832
UT Group Co., Ltd. (a)	8,300	163,057
Utoc Corp.	5,100	23,031
V Technology Co., Ltd.	800	134,138
Valor Holdings Co., Ltd.	11,800	252,236
Vector, Inc.	1,200	17,094
VeriServe Corp.	500	15,835
Village Vanguard Co., Ltd.	2,300	23,694
Vital KSK Holdings, Inc.	14,200	118,005
Vitec Holdings Co., Ltd.	3,700	58,129
Voyage Group, Inc.	1,500	19,229
VT Holdings Co., Ltd.	24,300	139,148
W-Scope Corp. (e)	3,600	73,208
Wacoal Holdings Corp.	14,500	413,933
Wakachiku Construction Co., Ltd.	4,600	79,124
Wakamoto Pharmaceutical Co., Ltd.	9,000	22,806
Wakita & Co., Ltd.	15,300	184,819
Warabeya Nichiyo Holdings Co., Ltd.	5,000	127,938
WATAMI Co., Ltd. (e)	7,600	101,310
Weathernews, Inc.	2,100	66,636
Wellnet Corp.	4,600	48,721
West Holdings Corp.	7,200	50,244
WirelessGate, Inc.	1,000	11,553
Wood One Co., Ltd.	2,600	41,957
Wowow, Inc.	2,200	69,758
Xebio Holdings Co., Ltd.	8,700	170,432
Y.A.C. Holdings Co., Ltd.	3,900	39,594
Yachiyo Industry Co., Ltd.	3,900	48,443
Yahagi Construction Co., Ltd.	10,900	93,714

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Yaizu Suisankagaku Industry Co., Ltd.	4,400	$46,583
YAMABIKO Corp.	12,800	176,005
Yamagata Bank, Ltd. (The) (e)	10,400	241,552
Yamaichi Electronics Co., Ltd.	8,200	151,530
Yamanashi Chuo Bank, Ltd. (The)	59,000	248,291
Yamatane Corp.	3,400	57,527
Yamato Corp.	6,600	42,269
Yamato International, Inc.	6,700	27,396
Yamato Kogyo Co., Ltd.	1,800	48,754
Yamaya Corp.	1,150	17,080
Yamazawa Co., Ltd.	1,000	15,488
Yamazen Corp.	19,500	211,095
Yaoko Co., Ltd.	5,200	240,727
Yashima Denki Co., Ltd.	7,500	61,954
Yasuda Logistics Corp.	7,400	59,478
Yellow Hat, Ltd.	5,800	164,451
Yodogawa Steel Works, Ltd.	7,600	208,249
Yokogawa Bridge Holdings Corp.	12,800	248,566
Yokohama Reito Co., Ltd.	16,800	158,314
Yokowo Co., Ltd.	5,200	66,799
Yomeishu Seizo Co., Ltd.	3,000	60,468
Yomiuri Land Co., Ltd.	1,300	54,877
Yondenko Corp.	1,600	44,377
Yondoshi Holdings, Inc.	4,600	131,072
Yorozu Corp.	7,900	168,951
Yoshinoya Holdings Co., Ltd.	13,600	224,437
Yuasa Funashoku Co., Ltd.	1,300	38,179
Yuasa Trading Co., Ltd.	5,800	205,053
Yuken Kogyo Co., Ltd.	1,700	40,115
Yuki Gosei Kogyo Co., Ltd.	6,000	15,870
Yumeshin Holdings Co., Ltd.	10,100	69,943
Yurtec Corp.	12,000	94,129
Yusen Logistics Co., Ltd.	7,100	64,920
Yushiro Chemical Industry Co., Ltd.	3,700	54,650
Yutaka Giken Co., Ltd.	600	13,276
Zappallas, Inc.	4,900	17,771
Zenrin Co., Ltd.	7,900	240,357
ZERIA Pharmaceutical Co., Ltd.	9,200	164,530
Zojirushi Corp.	9,800	94,027
Zuiko Corp.	1,000	33,571
Zuken, Inc.	5,400	82,012

		176,365,538

Jersey, Channel Islands—0.1%
Centamin plc	342,133	663,171

Liechtenstein—0.0%
Liechtensteinische Landesbank AG	2,973	149,443
VP Bank AG	358	48,043

		197,486

Luxembourg—0.3%
APERAM S.A.	21,182	1,110,266
B&M European Value Retail S.A.	136,852	710,818
L’Occitane International S.A.	38,500	83,969

		1,905,053

Macau—0.0%
Macau Legend Development, Ltd. (a)	359,000	58,861

Malaysia—0.0%
Nam Cheong, Ltd. (a) (b) (c) (d)	321,000	4,733
Opus International Consultants, Ltd.	4,000	5,029

		9,762

Malta—0.1%
Kindred Group plc	72,434	833,386

Monaco—0.1%
Endeavour Mining Corp. (a)	16,215	324,365

Netherlands—2.3%
Aalberts Industries NV	34,547	1,670,422
Accell Group	10,832	334,809
AMG Advanced Metallurgical Group NV	11,371	490,443
Amsterdam Commodities NV	6,535	191,484
Arcadis NV	34,103	736,014
ASM International NV	19,662	1,244,955
Atrium European Real Estate, Ltd. (a)	66,764	312,826
BE Semiconductor Industries NV	18,560	1,292,754
Beter Bed Holding NV	5,373	101,806
BinckBank NV	28,201	145,807
Boskalis Westminster	18,250	638,330
Brack Capital Properties NV (a)	1,353	147,408
Brunel International NV (e)	9,034	144,046
Corbion NV	20,382	656,863
Euronext NV	13,262	807,173
Flow Traders	1,749	47,027
Fugro NV (a)	18,901	267,514
Gemalto NV	19,133	854,895
Heijmans NV (a)	11,179	121,087
Hunter Douglas NV	2,423	201,193
IMCD Group NV	4,949	303,751
KAS Bank NV	6,580	76,995
Kendrion NV	3,947	172,609
Koninklijke BAM Groep NV	109,580	626,641
Koninklijke Vopak NV	9,768	429,039
Nederland Apparatenfabriek	2,241	105,534
New World Resources plc - A Shares (a) (b) (c) (d)	11,898	7
OCI NV (a)	3,381	79,245
Ordina NV	44,115	82,353
PostNL NV	167,288	720,978
Refresco Group NV	1,225	24,658
SBM Offshore NV	72,035	1,307,224
Sligro Food Group NV	10,629	489,906
SNS REAAL NV (a) (b) (c) (d)	105,329	0
Telegraaf Media Groep NV (a)	13,542	88,025
TKH Group NV	13,932	905,734
TomTom NV (a)	51,405	558,081
Van Lanschot NV	45	1,449
Wessanen	34,020	639,821

		17,018,906

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—0.9%
a2 Milk Co., Ltd. (a)	134,580	$625,998
Abano Healthcare Group, Ltd.	880	5,911
Air New Zealand, Ltd.	205,023	499,604
Briscoe Group, Ltd.	13,123	30,806
Chorus, Ltd.	126,068	357,312
Contact Energy, Ltd.	32,077	127,524
Ebos Group, Ltd.	27,886	345,120
Freightways, Ltd.	43,770	246,160
Genesis Energy, Ltd.	64,870	112,070
Gentrack Group, Ltd.	6,656	25,129
Hallenstein Glasson Holdings, Ltd.	19,012	46,046
Heartland Bank, Ltd.	72,313	95,078
Infratil, Ltd.	173,171	390,480
Kathmandu Holdings, Ltd.	23,984	41,061
Mainfreight, Ltd.	25,123	452,332
Methven, Ltd.	19,898	15,091
Metlifecare, Ltd.	34,148	143,180
Metro Performance Glass, Ltd.	8,816	6,376
Michael Hill International, Ltd.	82,929	71,885
New Zealand Oil & Gas, Ltd. (a)	65,632	35,052
New Zealand Refining Co., Ltd. (The)	27,432	50,545
NZME, Ltd.	71,247	44,780
NZX, Ltd.	83,876	71,528
Pacific Edge, Ltd. (a)	17,353	5,897
PGG Wrightson, Ltd.	58,545	24,558
Port of Tauranga, Ltd.	111,814	345,795
Restaurant Brands New Zealand, Ltd.	55,036	271,400
Rubicon, Ltd. (a)	9,922	1,362
Sanford, Ltd.	314	1,747
Scales Corp., Ltd.	7,570	20,239
Skellerup Holdings, Ltd.	29,759	36,314
SKY Network Television, Ltd.	114,579	223,478
SKYCITY Entertainment Group, Ltd.	204,112	553,239
Summerset Group Holdings, Ltd.	25,600	93,928
Tilt Renewables, Ltd.	13,980	20,800
Tourism Holdings, Ltd.	4,866	17,434
TOWER, Ltd. (a)	59,836	36,338
Trade Me Group, Ltd.	106,241	350,912
Trustpower, Ltd.	13,980	55,442
Vector, Ltd.	94,508	223,241
Warehouse Group, Ltd. (The)	39,693	62,515
Xero, Ltd. (a)	15,760	351,778
Z Energy, Ltd.	8,722	46,399

		6,581,884

Norway—0.7%
ABG Sundal Collier Holding ASA	112,462	79,075
AF Gruppen ASA	945	17,264
Akastor ASA (a)	21,838	47,995
Aker Solutions ASA (a)	27,627	146,449
American Shipping Co. ASA (a)	12,027	34,767
Atea ASA (a)	22,644	298,529
Austevoll Seafood ASA	25,816	268,996
Bonheur ASA	10,311	108,087
Borregaard ASA	16,711	187,391
BW Offshore, Ltd. (a)	29,311	102,724

Norway—(Continued)
DNO ASA (a)	140,550	193,101
Ekornes ASA	10,741	152,579
Fred Olsen Energy ASA (a)	4,442	7,188
Frontline, Ltd.	10,258	62,611
Grieg Seafood ASA	11,731	115,651
Hexagon Composites ASA (a)	24,991	86,972
Hoegh LNG Holdings, Ltd.	13,626	125,605
Kongsberg Automotive ASA (a)	185,093	217,753
Kvaerner ASA (a)	60,872	97,830
Nordic Semiconductor ASA (a) (e)	44,887	247,981
Norwegian Air Shuttle ASA (a) (e)	8,166	238,517
Norwegian Property ASA	11,843	15,015
Ocean Yield ASA	5,643	50,660
Odfjell SE - A Shares	1,949	6,537
Olav Thon Eiendomsselskap ASA	609	12,502
Opera Software ASA (a)	21,316	60,935
Petroleum Geo-Services ASA (a)	61,434	145,714
PhotoCure ASA (a)	5,477	18,705
ProSafe SE (a)	3,505	10,562
Protector Forsikring ASA	13,480	132,519
Q-Free ASA (a)	24,256	25,885
Scatec Solar ASA	12,027	63,121
Selvaag Bolig ASA	3,405	14,536
Sevan Marine ASA (a)	16,466	28,931
Solstad Farstad ASA (a)	10,202	8,848
Songa Offshore (a)	3,180	22,653
SpareBank 1 SMN	4,775	48,712
SpareBank 1 SR Bank ASA	7,986	85,982
Stolt-Nielsen, Ltd.	5,818	87,644
TGS Nopec Geophysical Co. ASA	10,481	249,774
Tomra Systems ASA	37,589	563,989
Treasure ASA	21,003	40,346
Veidekke ASA	29,543	370,008
Wallenius Wilhelmsen Logistics (a)	11,596	71,039
Wilh Wilhelmsen Holding ASA - Class A	4,777	150,156
XXL ASA (e)	17,225	187,617

		5,309,455

Peru—0.0%
Hochschild Mining plc	74,658	229,502

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	16,617

Portugal—0.4%
Altri SGPS S.A.	35,597	187,997
Banco Comercial Portugues S.A. (a)	2,143,248	621,379
Banco Espirito Santo S.A. (a) (b) (c) (d)	89,078	0
CTT-Correios de Portugal S.A.	5,621	33,871
Mota-Engil SGPS S.A.	40,942	153,596
Navigator Co. S.A. (The)	95,010	463,134
NOS SGPS S.A.	73,113	452,835
Novabase SGPS S.A.	7,827	33,581
REN - Redes Energeticas Nacionais SGPS S.A.	94,602	307,968
Semapa-Sociedade de Investimento e Gestao	3,197	61,251
Sonae SGPS S.A.	280,308	338,557

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—(Continued)
Teixeira Duarte S.A.	59,382	$21,563

		2,675,732

Russia—0.0%
Evraz plc	60,200	252,898

Singapore—1.2%
Abterra, Ltd. (a)	51,720	3,813
Accordia Golf Trust	47,600	25,606
Ascendas India Trust	94,500	74,282
ASL Marine Holdings, Ltd. (a)	52,500	4,412
Baker Technology, Ltd.	33,200	14,804
Banyan Tree Holdings, Ltd. (a)	97,700	47,554
Bonvests Holdings, Ltd.	18,000	18,450
Boustead Projects, Ltd.	24,607	15,880
Boustead Singapore, Ltd.	82,025	55,752
Breadtalk Group, Ltd.	37,000	42,943
Broadway Industrial Group, Ltd.	132,199	12,199
Bukit Sembawang Estates, Ltd.	72,000	335,972
BW LPG, Ltd. (a)	9,789	45,120
Centurion Corp., Ltd.	38,000	14,174
China Aviation Oil Singapore Corp., Ltd.	108,400	128,133
Chip Eng Seng Corp., Ltd.	157,000	88,546
Chuan Hup Holdings, Ltd.	125,000	30,469
COSCO Shipping International Singapore Co., Ltd. (a)	202,500	42,607
Creative Technology, Ltd. (a)	22,600	19,159
CSE Global, Ltd.	197,000	49,386
CW Group Holdings, Ltd.	106,000	17,795
CWT, Ltd.	81,000	139,791
Delfi, Ltd.	66,000	73,835
Dyna-Mac Holdings, Ltd. (a)	98,000	9,098
Elec & Eltek International Co., Ltd.	23,000	34,426
Ezion Holdings, Ltd. (a) (b) (c) (d)	516,229	74,973
Ezra Holdings, Ltd. (a) (b) (c) (d)	1,000,703	6,123
Far East Orchard, Ltd.	74,044	80,033
First Resources, Ltd.	86,700	120,849
Food Empire Holdings, Ltd.	54,000	23,884
Fragrance Group, Ltd.	752,800	88,826
Frasers Centrepoint, Ltd.	29,000	44,688
Gallant Venture, Ltd. (a)	126,000	12,451
Geo Energy Resources, Ltd.	155,000	30,918
GK Goh Holdings, Ltd.	12,000	8,809
GL, Ltd.	188,000	117,824
Golden Agri-Resources, Ltd.	882,200	243,964
GuocoLand, Ltd.	28,000	46,882
Halcyon Agri Corp., Ltd. (a)	188,713	77,213
Hanwell Holdings, Ltd.	19,000	4,490
Haw Par Corp., Ltd.	12,600	111,332
Hi-P International, Ltd.	47,200	47,097
Hiap Hoe, Ltd.	58,000	33,754
Ho Bee Land, Ltd.	74,400	127,931
Hong Fok Corp., Ltd.	146,740	88,177
Hong Leong Asia, Ltd.	41,000	26,192
Hotel Grand Central, Ltd.	1,000	988
Hour Glass, Ltd. (The)	129,000	59,922

Singapore—(Continued)
Hwa Hong Corp., Ltd.	138,000	33,039
Hyflux, Ltd.	179,500	66,165
IGG, Inc.	167,000	225,170
Indofood Agri Resources, Ltd.	152,000	50,502
Japfa, Ltd.	38,500	15,935
k1 Ventures, Ltd.	80,800	48,853
Kenon Holdings, Ltd. (a)	2,312	37,592
Keppel Infrastructure Trust	549,659	222,886
Keppel Telecommunications & Transportation, Ltd.	44,000	48,367
Koh Brothers Group, Ltd.	97,000	23,311
Lian Beng Group, Ltd.	116,900	54,734
Low Keng Huat Singapore, Ltd.	122,600	60,616
Lum Chang Holdings, Ltd.	115,000	30,926
M1, Ltd.	89,500	117,480
Metro Holdings, Ltd.	141,600	136,755
Mewah International, Inc.	110,000	23,863
Midas Holdings, Ltd. (a)	452,000	66,010
NSL, Ltd.	15,000	15,482
Olam International, Ltd.	45,700	68,055
Overseas Union Enterprise, Ltd.	119,200	171,373
Oxley Holdings, Ltd.	155,000	62,282
Pan-United Corp., Ltd.	53,750	22,570
Penguin International, Ltd. (a)	64,333	13,278
Q&M Dental Group Singapore, Ltd.	41,800	19,898
QAF, Ltd.	74,167	66,173
Raffles Education Corp., Ltd. (a)	384,774	82,337
Raffles Medical Group, Ltd.	148,756	123,391
RHT Health Trust	84,400	53,186
Rickmers Maritime (a) (b) (c) (d)	110,000	0
Riverstone Holdings, Ltd.	40,000	30,817
Rotary Engineering, Ltd.	85,000	25,696
Roxy-Pacific Holdings, Ltd.	85,750	33,972
SATS, Ltd.	78,900	268,637
SBS Transit, Ltd.	40,500	75,468
Sembcorp Industries, Ltd.	125,400	274,127
Sembcorp Marine, Ltd.	57,700	74,250
Sheng Siong Group, Ltd.	133,900	90,906
SHS Holdings, Ltd.	47,000	7,792
SIA Engineering Co., Ltd.	44,300	114,010
SIIC Environment Holdings, Ltd.	167,400	66,090
Sinarmas Land, Ltd.	618,500	189,717
Sing Holdings, Ltd.	82,000	26,300
Singapore Post, Ltd.	281,700	259,605
Singapore Reinsurance Corp., Ltd.	1,000	232
Stamford Land Corp., Ltd.	278,000	101,405
StarHub, Ltd.	90,700	174,096
Sunningdale Tech, Ltd.	41,100	59,864
Swiber Holdings, Ltd. (a) (b) (c) (d)	117,749	1,771
Tuan Sing Holdings, Ltd.	169,000	46,739
UMS Holdings, Ltd.	93,000	68,875
United Engineers, Ltd.	138,000	275,904
United Industrial Corp., Ltd.	13,600	31,509
United Overseas Insurance, Ltd. (c)	4,000	16,897
UOB-Kay Hian Holdings, Ltd.	131,440	130,362
UPP Holdings, Ltd.	46,000	8,841
Venture Corp., Ltd.	65,500	853,077
Vibrant Group, Ltd.	47,600	13,162

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Vicom, Ltd.	2,000	$8,381
Wee Hur Holdings, Ltd.	85,000	15,043
Wheelock Properties Singapore, Ltd.	58,000	80,452
Wing Tai Holdings, Ltd.	159,621	254,244
XP Power, Ltd.	4,116	153,129
Yeo Hiap Seng, Ltd.	19,712	18,441
Yongnam Holdings, Ltd. (a)	241,875	49,057

		8,680,623

South Africa—0.0%
Petra Diamonds, Ltd. (a)	172,115	193,760

Spain—2.1%
Acciona S.A.	7,805	627,754
Acerinox S.A.	70,013	1,009,549
Adveo Group International S.A. (a)	6,292	21,420
Alantra Partners S.A.	3,678	52,063
Almirall S.A. (e)	20,336	206,946
Amper S.A. (a)	186,713	45,247
Applus Services S.A.	17,445	218,557
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	224,626
Azkoyen S.A.	1,608	15,028
Baron de Ley (a)	1,039	130,659
Bolsas y Mercados Espanoles S.A.	27,936	964,145
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cellnex Telecom S.A.	27,139	621,501
Cia de Distribucion Integral Logista Holdings S.A.	2,391	57,505
Cie Automotive S.A.	17,266	461,532
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	237,911
Distribuidora Internacional de Alimentacion S.A.	184,598	1,077,445
Duro Felguera S.A. (a) (e)	27,756	18,699
Ebro Foods S.A.	25,801	611,466
Elecnor S.A.	11,262	156,948
Ence Energia y Celulosa S.A	61,968	322,527
Ercros S.A.	60,314	195,310
Euskaltel S.A.	1,702	15,318
Faes Farma S.A.	127,349	426,321
Fluidra S.A.	12,850	135,502
Grupo Catalana Occidente S.A.	20,412	860,612
Grupo Ezentis S.A. (a)	39,717	32,814
Iberpapel Gestion S.A.	612	19,001
Indra Sistemas S.A. (a)	42,149	666,658
Inmobiliaria Colonial Socimi S.A.	42,350	420,571
Laboratorios Farmaceuticos Rovi S.A.	3,511	67,671
Liberbank S.A. (a)	9,453	8,729
Mediaset Espana Comunicacion S.A.	49,361	557,619
Melia Hotels International S.A.	21,300	307,889
Miquel y Costas & Miquel S.A.	6,972	253,258
NH Hotel Group S.A.	69,951	469,485
Obrascon Huarte Lain S.A. (a)	35,775	129,264
Papeles y Cartones de Europa S.A.	21,436	201,417
Pescanova S.A. (a)	7,446	9,075
Pharma Mar S.A. (a)	72,263	281,434
Prim S.A.	3,013	36,430
Promotora de Informaciones S.A. - Class A (a)	13,933	54,640

Spain—(Continued)
Prosegur Cia de Seguridad S.A.	54,905	410,771
Quabit Inmobiliaria S.A. (a)	13,024	24,910
Realia Business S.A. (a)	112,366	146,239
Sacyr S.A. (a)	111,065	291,453
Solaria Energia y Medio Ambiente S.A. (a)	19,439	28,719
Talgo S.A.	7,525	41,936
Tecnicas Reunidas S.A.	11,115	351,826
Tubacex S.A. (a)	28,250	107,012
Tubos Reunidos S.A. (a)	21,752	24,039
Vidrala S.A.	7,698	677,294
Viscofan S.A.	14,797	907,276
Vocento S.A. (a)	10,923	18,590
Zardoya Otis S.A.	9,760	108,023

		15,368,634

Sweden—2.8%
AAK AB	8,521	645,405
Acando AB	32,705	118,063
AddLife AB	8,096	163,617
AddNode Group AB	2,531	25,028
AddTech AB - B Shares	22,573	453,705
AF AB - B Shares	24,002	560,491
Ahlstrom-Munksjo Oyj (a)	17,418	361,509
Arise AB (a)	4,852	9,303
Atrium Ljungberg AB - B Shares	6,009	104,789
Avanza Bank Holding AB	7,660	320,960
Axactor AB (a) (e)	126,649	46,132
B&B Tools AB - B Shares	12,796	172,168
BE Group AB (a)	1,962	13,128
Beijer Alma AB	9,404	304,846
Beijer Electronics Group AB (a)	5,229	20,742
Beijer Electronics Group AB (a)	2,614	10,302
Beijer Ref AB	6,792	221,165
Betsson AB (a)	27,465	250,590
Bilia AB - A Shares	36,212	400,474
BillerudKorsnas AB	8,804	149,581
BioGaia AB - B Shares	5,094	189,492
Biotage AB	15,339	114,415
Bjorn Borg AB (a)	9,936	42,576
Bonava AB	928	15,018
Bonava AB - B Shares	684	11,072
Bulten AB	2,144	33,168
Bure Equity AB	17,448	240,384
Byggmax Group AB	18,326	154,127
Catena AB	950	17,103
Clas Ohlson AB - B Shares	16,271	301,622
Cloetta AB - B Shares	92,493	318,297
Com Hem Holding AB	7,445	106,570
Concordia Maritime AB - B Shares	4,217	6,710
Corem Property Group AB - Class B	2,227	13,884
Dios Fastigheter AB	31,852	203,372
Doro AB (e)	3,391	21,877
Duni AB	15,028	236,187
Dustin Group AB	1,409	11,894
Eastnine AB	7,088	65,271
Fabege AB	44,369	910,062

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Fagerhult AB	17,303	$247,523
FastPartner AB	768	13,625
Granges AB	10,033	115,009
Gunnebo AB	12,816	65,158
Haldex AB (a)	17,698	219,164
Hemfosa Fastigheter AB	14,975	190,514
HIQ International AB (a)	23,043	172,593
Hoist Finance AB	3,141	32,393
Holmen AB - B Shares	15,352	720,319
Indutrade AB	21,415	566,203
Inwido AB	3,779	48,138
ITAB Shop Concept AB - Class B	1,944	15,253
JM AB	23,748	746,120
KappAhl AB	29,980	188,745
Karo Pharma AB	17,354	86,941
Klovern AB - B Shares	114,185	152,282
Know It AB	9,489	152,249
Kungsleden AB	56,456	388,713
Lagercrantz Group AB - B Shares	24,681	245,026
Lindab International AB	21,316	226,255
Loomis AB - Class B	25,196	1,001,434
Medivir AB - B Shares (a)	10,470	91,933
Mekonomen AB	9,225	208,950
Modern Times Group MTG AB - B Shares	9,830	356,564
Momentum Group AB - Class B (a)	12,796	136,687
MQ Holding AB	9,112	36,024
Mycronic AB (e)	25,742	353,438
NCC AB - B Shares	10,921	259,158
Nederman Holding AB	932	27,490
Net Insight AB - Class B (a)	74,697	48,264
NetEnt AB (a)	45,991	357,122
New Wave Group AB - B Shares	15,773	112,327
Nobia AB	43,387	433,479
Nolato AB - B Shares	9,452	456,409
OEM International AB - B Shares	498	11,790
Opus Group AB (e)	46,122	35,450
Pandox AB	2,349	44,733
Peab AB	53,219	587,635
Pricer AB - B Shares	32,212	39,191
Proact IT Group AB	4,203	102,404
Probi AB	211	9,068
Ratos AB - B Shares (e)	40,725	199,442
RaySearch Laboratories AB (a)	4,401	94,588
Recipharm AB - B Shares	2,485	29,497
Saab AB - Class B	4,217	214,530
Sagax AB - Class B	14,540	185,521
SAS AB (a) (e)	30,409	97,634
Scandi Standard AB	6,479	47,568
Sectra AB - B Shares (a)	4,644	83,103
Semcon AB	5,540	35,591
SkiStar AB	9,076	211,896
Sweco AB - B Shares	14,540	356,229
Systemair AB	4,286	71,625
Thule Group AB	14,376	309,540
Transcom Worldwide AB (a) (c)	1,837	19,735
Victoria Park AB - B Shares	9,093	34,649
Vitrolife AB	4,321	351,422

Sweden—(Continued)
Wallenstam AB - B Shares (e)	61,808	615,628
Wihlborgs Fastigheter AB	28,117	688,404

		20,313,474

Switzerland—5.0%
Allreal Holding AG (a)	3,866	677,518
ALSO Holding AG (a)	236	33,344
APG SGA S.A.	468	195,168
Arbonia AG (a)	10,560	188,680
Aryzta AG (a)	11,588	355,942
Ascom Holding AG	12,379	272,394
Autoneum Holding AG	1,187	331,918
Bachem Holding AG - Class B	1,074	128,973
Bank Cler AG	2,047	89,627
Banque Cantonale de Geneve	750	124,542
Banque Cantonale Vaudoise	739	549,716
Belimo Holding AG	160	640,966
Bell Food Group AG	560	260,347
Bellevue Group AG (a)	3,322	78,720
Berner Kantonalbank AG	1,950	371,488
BFW Liegenschaften AG (a)	528	24,426
BKW AG	4,798	288,283
Bobst Group S.A.	5,037	553,524
Bossard Holding AG - Class A	2,245	520,092
Bucher Industries AG	2,604	926,491
Burckhardt Compression Holding AG	1,124	351,741
Burkhalter Holding AG	1,291	164,663
Calida Holding AG (a)	2,002	73,707
Carlo Gavazzi Holding AG	48	17,435
Cembra Money Bank AG (a)	4,192	366,709
Cham Paper Holding AG (a)	113	45,500
Cicor Technologies, Ltd. (a)	644	36,844
Cie Financiere Tradition S.A.	579	57,429
Coltene Holding AG	1,187	115,044
Conzzeta AG	292	308,098
Daetwyler Holding AG	2,851	451,094
DKSH Holding AG	2,596	220,805
dormakaba Holding AG (a)	930	949,229
Edmond de Rothschild Suisse S.A.	3	54,103
EFG International AG (a)	20,307	175,877
Emmi AG (a)	916	600,248
Energiedienst Holding AG	3,017	82,242
Feintool International Holding AG (a)	588	66,672
Fenix Outdoor International AG	883	88,776
Ferrexpo plc	36,701	143,754
Flughafen Zuerich AG	4,026	911,017
Forbo Holding AG	336	536,425
GAM Holding AG (a)	68,723	1,066,435
Georg Fischer AG	1,395	1,721,568
Gurit Holding AG (a)	164	188,240
Helvetia Holding AG	2,402	1,305,608
Hiag Immobilien Holding AG (a)	891	106,731
Highlight Communications AG (a)	7,829	46,497
HOCHDORF Holding AG (a)	174	49,320
Huber & Suhner AG	5,559	340,763
Implenia AG	6,413	424,252

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Inficon Holding AG (a)	688	$447,646
Interroll Holding AG	243	350,403
Intershop Holding AG	395	195,808
IWG plc	206,169	855,128
Jungfraubahn Holding AG	85	10,858
Kardex AG (a)	2,247	267,561
Komax Holding AG	1,321	380,331
Kudelski S.A.	13,221	165,366
LEM Holding S.A.	246	314,753
Logitech International S.A.	32,137	1,171,846
Luzerner Kantonalbank AG	1,452	682,004
MCH Group AG	831	58,613
Metall Zug AGi - B Shares	66	267,871
Meyer Burger Technology AG (a)	59,465	82,917
Mikron Holding AG (a)	474	3,500
Mobilezone Holding AG	10,014	126,169
Mobimo Holding AG (a)	2,761	745,991
OC Oerlikon Corp. AG (a)	74,629	1,149,516
Orascom Development Holding AG (a)	5,250	42,760
Orell Fuessli Holding AG	428	51,701
Oriflame Holding AG	4,387	149,818
Orior AG	2,240	173,570
Panalpina Welttransport Holding AG	2,641	387,053
Phoenix Mecano AG	274	157,328
Plazza AG - Class A	292	70,232
PSP Swiss Property AG	9,560	880,678
Rieter Holding AG (a)	1,344	286,100
Romande Energie Holding S.A.	111	145,889
Schaffner Holding AG (a)	238	77,934
Schmolz & Bickenbach AG (a)	161,565	148,499
Schweiter Technologies AG	381	489,113
Siegfried Holding AG (a)	1,665	548,091
St. Galler Kantonalbank AG	1,123	517,232
Sulzer AG	2,848	336,735
Sunrise Communications Group AG (a)	3,823	315,219
Swiss Prime Site AG (a)	2,858	256,944
Swissquote Group Holding S.A.	3,968	148,967
Tamedia AG	904	130,600
Tecan Group AG	2,995	620,053
Temenos Group AG (a)	15,288	1,562,064
U-Blox Holding AG (a)	2,262	446,819
Valiant Holding AG	5,102	554,352
Valora Holding AG	1,223	428,180
Vaudoise Assurances Holding S.A.	423	228,688
Vetropack Holding AG	88	171,501
Von Roll Holding AG (a)	7,038	10,109
Vontobel Holding AG	9,780	629,160
VZ Holding AG	318	101,469
Walliser Kantonalbank (a)	1,160	115,231
Walter Meier AG	872	36,563
Warteck Invest AG	15	30,050
Ypsomed Holding AG (a) (e)	1,361	210,692
Zehnder Group AG	3,984	139,968
Zug Estates Holding AG - B Shares (a)	83	154,806
Zuger Kantonalbank AG	59	327,807

		36,037,241

Taiwan—0.0%
China Metal International Holdings, Inc. (b) (d)	140,000	53,766

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	120,658

United Kingdom—15.4%
4imprint Group plc	7,338	180,239
888 Holdings plc	47,916	164,881
A.G. Barr plc	43,047	356,512
AA plc	96,328	218,808
Acacia Mining plc	56,954	147,789
Acal plc	17,866	74,141
Afren plc (a) (b) (c) (d)	251,096	0
Aggreko plc	26,887	338,556
Air Partner plc	4,960	8,723
Aldermore Group plc (a)	6,451	19,915
Amec Foster Wheeler plc	99,456	679,123
Anglo Pacific Group plc	35,633	64,104
Anglo-Eastern Plantations plc	4,252	49,256
Arrow Global Group plc	27,741	159,020
Ascential plc	14,187	65,381
Ashmore Group plc (e)	105,606	480,483
Auto Trader Group plc	108,911	572,890
AVEVA Group plc	4,501	146,875
Avon Rubber plc	10,973	137,859
Balfour Beatty plc	272,534	983,271
BBA Aviation plc	419,362	1,677,183
Beazley plc	227,019	1,458,835
Bellway plc	47,187	2,084,863
Bloomsbury Publishing plc	25,349	54,522
Bodycote plc	101,186	1,242,870
Booker Group plc	459,166	1,261,805
Bovis Homes Group plc	60,601	888,441
Braemar Shipping Services plc	7,120	30,059
Brewin Dolphin Holdings plc	132,379	619,786
Britvic plc	71,540	724,317
BTG plc (a)	51,257	464,602
Cairn Energy plc (a)	234,247	601,706
Cambian Group plc	11,987	31,325
Capital & Counties Properties plc	74,316	263,688
Carclo plc (a)	16,990	31,131
Carillion plc (e)	169,977	116,733
Carr’s Group plc	15,540	29,993
Castings plc	2,870	18,231
Centaur Media plc	92,526	65,402
Chemring Group plc	123,138	297,096
Chesnara plc	58,648	309,778
Cineworld Group plc	70,599	641,295
City of London Investment Group plc	2,966	16,513
Clarkson plc	4,101	157,204
Close Brothers Group plc	58,401	1,155,229
CLS Holdings plc	40,710	111,286
Cobham plc	764,307	1,492,343
Communisis plc	57,478	44,683
Computacenter plc	33,426	442,314
Concentric AB	17,437	295,327
Connect Group plc	107,240	145,144

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Consort Medical plc	22,450	$327,023
Costain Group plc	22,166	133,145
Countrywide plc (a)	2,910	4,214
Cranswick plc	21,959	869,438
Crest Nicholson Holdings plc	18,352	135,998
Daejan Holdings plc	1,147	88,523
Daily Mail & General Trust plc - Class A	92,436	803,347
Dairy Crest Group plc	60,187	495,629
De La Rue plc	32,774	284,799
Debenhams plc	426,182	282,693
Dechra Pharmaceuticals plc	6,842	187,122
Devro plc	61,396	196,016
Dialight plc (a)	3,360	35,577
Dialog Semiconductor plc (a)	22,851	1,009,969
Dignity plc	21,727	671,436
Diploma plc	38,305	546,175
Domino’s Pizza Group plc	147,744	614,216
Drax Group plc	137,597	573,975
DS Smith plc	267,187	1,764,954
Dunelm Group plc	12,749	120,865
EI Group plc (a)	256,620	473,654
Electrocomponents plc	174,930	1,455,935
Elementis plc	171,004	620,842
EnQuest plc (a)	38,556	14,515
EnQuest plc (a) (e)	582,443	217,089
Essentra plc	78,989	584,867
esure Group plc	6,724	25,437
Euromoney Institutional Investor plc	14,736	231,214
FDM Group Holdings plc	1,458	18,795
Fenner plc	78,996	357,058
Fidessa Group plc	14,501	436,887
Findel plc (a)	17,439	41,244
Firstgroup plc (a)	412,049	646,053
Foxtons Group plc	60,218	54,670
Fuller Smith & Turner plc - Class A	7,667	104,902
Galliford Try plc	37,386	677,836
Gem Diamonds, Ltd. (a)	35,552	38,237
Genus plc	26,031	732,326
GetBusy plc (a)	12,299	4,532
Go-Ahead Group plc	12,021	274,341
Gocompare.Com Group plc	41,157	57,685
Grafton Group plc	88,160	981,877
Grainger plc	74,029	266,064
Greene King plc	121,167	887,443
Greggs plc	41,552	694,352
Halfords Group plc	89,687	421,283
Halma plc	115,147	1,728,343
Hays plc	457,893	1,162,268
Headlam Group plc	52,564	415,822
Helical plc	47,664	191,976
Henry Boot plc	5,947	23,986
Hill & Smith Holdings plc	32,350	548,189
Hilton Food Group plc	5,520	53,704
Hiscox, Ltd.	105,275	1,805,902
Hogg Robinson Group plc	72,262	73,106
HomeServe plc	112,845	1,258,137
Howden Joinery Group plc	206,102	1,191,429

United Kingdom—(Continued)
Hunting plc (a)	52,837	336,417
Huntsworth plc	31,310	30,838
IG Group Holdings plc	127,101	1,091,834
Imagination Technologies Group plc (a)	15,307	34,478
IMI plc	50,511	842,345
Inchcape plc	161,511	1,867,957
Indivior plc (a)	173,858	793,457
Inmarsat plc	94,184	812,251
Intermediate Capital Group plc	51,339	644,003
International Personal Finance plc	79,366	223,189
Interserve plc (a)	69,361	110,013
IP Group plc (a)	139,902	257,198
ITE Group plc	82,799	199,429
Jackpotjoy plc (a)	2,200	23,847
James Fisher & Sons plc	20,005	416,881
Jardine Lloyd Thompson Group plc	46,166	757,255
JD Sports Fashion plc	168,830	847,557
JD Wetherspoon plc	32,994	555,150
John Menzies plc	24,573	236,923
John Wood Group plc (e)	122,821	1,120,086
Jupiter Fund Management plc	117,655	870,412
KAZ Minerals plc (a)	44,157	458,421
Kcom Group plc	231,195	306,672
Keller Group plc	25,571	280,485
Kier Group plc	26,579	414,235
Ladbrokes Coral Group plc	312,983	512,092
Laird plc	234,556	448,698
Lancashire Holdings, Ltd.	67,933	607,950
Laura Ashley Holdings plc	25,157	2,761
Lonmin plc (a)	12,029	11,356
Lookers plc	131,372	211,255
Low & Bonar plc	37,972	40,327
LSL Property Services plc	11,741	37,088
Man Group plc	598,620	1,347,024
Marshalls plc	63,336	370,076
Marston’s plc	258,409	376,417
McBride plc (a)	79,138	223,232
McColl’s Retail Group plc	12,767	46,226
Mears Group plc	41,542	270,693
Meggitt plc	50,742	354,293
Melrose Industries plc	509,956	1,454,352
Millennium & Copthorne Hotels plc	54,328	327,603
Mitchells & Butlers plc	69,112	233,376
Mitie Group plc	137,149	470,272
Moneysupermarket.com Group plc	143,669	612,427
Morgan Advanced Materials plc	113,848	474,494
Morgan Sindall Group plc	17,569	336,524
Mothercare plc (a)	51,119	68,496
N Brown Group plc	73,957	348,057
National Express Group plc	203,273	964,008
NCC Group plc	76,130	220,867
NEX Group plc	114,424	1,015,702
Norcros plc	4,097	9,336
Northgate plc	48,315	280,856
Novae Group plc	22,502	215,261
Ocado Group plc (a) (e)	86,941	341,048
OneSavings Bank plc	14,286	77,176

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Ophir Energy plc (a)	122,457	$118,973
Oxford Instruments plc	13,946	181,171
Pagegroup plc	84,971	567,006
PayPoint plc	19,490	249,281
Pendragon plc	345,188	148,002
Pennon Group plc	139,688	1,491,377
Petrofac, Ltd.	30,916	186,839
Petropavlovsk plc (a)	192,556	20,641
Phoenix Group Holdings	55,470	562,312
Photo-Me International plc	49,810	116,188
Playtech plc	58,243	717,381
Polypipe Group plc	12,916	72,978
Porvair plc	4,494	28,907
Premier Foods plc (a)	334,879	188,473
Premier Oil plc (a) (e)	172,107	154,520
PZ Cussons plc	102,110	436,753
QinetiQ Group plc	183,469	607,015
Rank Group plc	29,633	88,137
Rathbone Brothers plc	21,429	745,967
REA Holdings plc (a)	1,120	4,765
Redrow plc	150,678	1,196,379
Renewi plc	221,260	301,683
Renishaw plc	16,765	1,071,382
Renold plc (a)	64,766	45,792
Rentokil Initial plc	223,704	901,886
Restaurant Group plc (The)	63,027	255,012
Ricardo plc	13,452	149,345
Rightmove plc	30,801	1,669,621
RM plc	43,283	91,342
Robert Walters plc	14,599	109,550
Rotork plc	286,300	1,000,247
RPC Group plc	140,988	1,871,478
RPS Group plc	100,537	388,696
Saga plc	72,852	193,696
Savills plc	62,765	783,468
SDL plc	33,826	217,276
Senior plc	166,890	617,025
Serco Group plc (a)	96,155	148,692
Severfield plc	100,890	89,563
SIG plc	252,797	602,693
Soco International plc	50,968	78,890
Spectris plc	44,465	1,436,106
Speedy Hire plc	205,988	141,469
Spirax-Sarco Engineering plc	21,007	1,555,444
Spirent Communications plc	240,086	308,916
Sportech plc (a)	20,264	26,475
SSP Group plc	67,111	483,432
St. Ives plc	36,663	37,222
St. Modwen Properties plc	86,555	433,578
Stagecoach Group plc	127,734	292,433
Stallergenes Greer plc (a)	569	28,797
SThree plc	33,106	156,051
Stobart Group, Ltd.	12,441	45,074
SuperGroup plc	18,185	414,271
Synthomer plc	102,899	673,337
TalkTalk Telecom Group plc (e)	151,305	425,093
Tate & Lyle plc	153,810	1,336,730

United Kingdom—(Continued)
Ted Baker plc	8,726	309,880
Telecom Plus plc	21,749	316,519
Thomas Cook Group plc	438,591	707,133
Topps Tiles plc	83,374	84,348
TP ICAP plc	203,445	1,429,477
Trifast plc	15,629	43,557
Trinity Mirror plc	157,693	180,173
TT electronics plc	79,682	243,405
U & I Group plc	54,856	136,723
UBM plc	98,172	897,917
Ultra Electronics Holdings plc	27,882	671,778
Vectura Group plc (a)	245,376	350,061
Vesuvius plc	97,752	772,905
Victrex plc	29,970	952,305
Vitec Group plc (The)	10,351	151,738
Volex plc (a)	20,438	17,631
Vp plc	3,307	37,000
Weir Group plc (The)	18,886	497,379
WH Smith plc	48,142	1,303,914
William Hill plc	315,264	1,066,309
Wincanton plc	37,122	117,292
Xaar plc	18,088	107,992
ZPG plc	4,612	22,355

		112,061,941

United States—0.4%
Alacer Gold Corp. (a)	102,778	179,568
Argonaut Gold, Inc. (a)	57,325	112,560
Energy Fuels, Inc. (a)	9,915	15,893
Golden Star Resources, Ltd. (a) (e)	93,633	72,040
Mitel Networks Corp. (a)	25,492	213,497
QIAGEN NV (a)	33,134	1,043,351
REC Silicon ASA (a) (e)	643,607	82,035
Sims Metal Management, Ltd.	81,887	866,297

		2,585,241

Total Common Stocks (Cost $529,994,600)		723,480,743

Preferred Stocks—0.1%

Germany—0.1%
Biotest AG	3,558	95,574
Draegerwerk AG & Co. KGaA	1,379	152,929
FUCHS Petrolub SE	912	53,992
Jungheinrich AG	13,710	630,735
Sartorius AG	826	78,959
Sixt SE	554	34,113
Sto SE & Co. KGaA	102	15,280

Total Preferred Stocks (Cost $605,452)		1,061,582

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Warrant—0.0%

Security Description	Shares/ Principal Amount*	Value

Australia—0.0%
Westgold Resources, Ltd., Expires 06/30/19 (a)	7,536	$1,892

Canada—0.0%
Novelion Therapeutics, Inc., Expires 11/23/17 (a) (c)	51,000	0

Hong Kong—0.0%
Styland Holdings, Ltd., Expires 02/13/18 (a)	92,000	565

Total Warrants (Cost $979)		2,457

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (a) (c)	9,600	0
Macquarie Atlas Roads Group, Expires 10/04/17 (a)	17,755	0

		0

Austria—0.0%
Intercell AG (a) (b) (c) (d)	24,163	0

France—0.0%
Etablissements Maurel et Prom (a) (b) (c) (d)	27,199	0

Hong Kong—0.0%
Fortune Oil CVR (a) (b) (d)	575,627	0

Total Rights (Cost $0)		0

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $896,894 on 10/02/17, collateralized by $935,000 U.S. Treasury Note at 1.125% due 09/30/21 with a value of $916,752.	896,885	896,885

Total Short-Term Investments (Cost $896,885)		896,885

Securities Lending Reinvestments (f)—4.0%

Certificates of Deposit—1.5%
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (g)	1,000,000	999,908
Bank of China, Ltd. 1.540%, 10/23/17	500,000	500,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (g)	250,000	250,116

Certificates of Deposit—(Continued)
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (g)	500,000	500,059
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (g)	200,000	200,042
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (g)	500,000	500,035
1.494%, 1M LIBOR + 0.260%, 10/16/17 (g)	500,000	500,024
DNB Bank ASA New York 1.120%, 10/05/17	1,000,000	999,997
KBC Bank NV 1.380%, 10/26/17	250,000	250,028
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (g)	500,000	499,994
1.494%, 1M LIBOR + 0.260%, 10/18/17 (g)	500,000	500,017
1.515%, 1M LIBOR + 0.280%, 10/11/17 (g)	200,000	200,005
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (g)	500,000	500,175
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (g)	250,000	249,991
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (g)	500,000	499,977
Standard Chartered plc 1.460%, 02/02/18	250,000	250,063
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (g)	250,000	250,026
1.462%, 3M LIBOR + 0.150%, 02/08/18 (g)	500,000	499,977
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (g)	500,000	500,050
1.495%, 1M LIBOR + 0.260%, 10/11/17 (g)	250,000	250,010
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (g)	500,000	500,068
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (g)	500,000	500,446
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (g)	200,000	200,048

		11,101,055

Commercial Paper—0.7%
Barton Capital S.A. 1.320%, 12/11/17	498,350	498,692
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (g)	250,000	250,217
1.664%, 3M LIBOR + 0.350%, 10/23/17 (g)	500,000	500,085
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (g)	1,000,000	1,000,054
1.386%, 1M LIBOR + 0.150%, 11/13/17 (g)	250,000	250,012
Kells Funding LLC 1.400%, 03/01/18	496,442	496,988
Macquarie Bank, Ltd., London 1.340%, 10/27/17	498,288	499,535
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (g)	500,000	500,258
Sheffield Receivables Co. 1.330%, 10/05/17	249,169	249,984

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (g)	500,000	$500,116
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (g)	300,000	300,056

		5,045,997

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,909,303 on 10/02/17, collateralized by $4,838,018 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $2,967,229.	2,909,048	2,909,048
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,700,149 on 10/02/17, collateralized by $1,730,613 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $1,734,000.	1,700,000	1,700,000
Deutsche Bank AG, London
Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $200,020 on 10/02/17, collateralized by $201,182 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,200,125 on 10/02/17, collateralized by $1,222,295 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,224,000.	1,200,000	1,200,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $200,021 on 10/02/17, collateralized by $200,991 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $301,596 on 01/02/18, collateralized by $1,615 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $333,461.	300,000	300,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London
Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $800,068 on 10/02/17, collateralized by $767,434 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $816,622.	800,000	800,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $100,009 on 10/02/17, collateralized by $95,929 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $102,078.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $306,170 on 01/02/18, collateralized by various Common Stock with a value of $330,000.	300,000	300,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $1,007,315 on 01/02/18, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $500,049 on 10/02/17, collateralized by $1,242,906 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $510,050.	500,000	500,000

		9,209,048

Time Deposits—0.5%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
DZ Bank AG 1.060%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	100,000	100,000
Standard Chartered plc 1.200%, 10/02/17	100,000	100,000

		3,400,000

Total Securities Lending Reinvestments (Cost $28,754,355)		28,756,100

Total Investments—103.6% (Cost $560,252,271)		754,197,767
Other assets and liabilities (net)—(3.6)%		(25,970,467)

Net Assets—100.0%		$728,227,300

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent less than 0.05% of net assets.
(c)	Illiquid security. As of September 30, 2017, these securities represent 0.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $26,329,425 and the collateral received consisted of cash in the amount of $28,751,297. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Machinery	6.7
Metals & Mining	4.9
Banks	4.1
Real Estate Management & Development	4.0
Food Products	3.7
Chemicals	3.7
Construction & Engineering	3.7
Electronic Equipment, Instruments & Components	3.4
Capital Markets	3.3
Hotels, Restaurants & Leisure	3.3

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$507,885	$42,915,257	$129,457	$43,552,599
Austria	—	10,209,349	0	10,209,349
Belgium	1,670,737	13,560,707	—	15,231,444
Cambodia	—	278,279	—	278,279
Canada	59,368,454	39	36,686	59,405,179
China	97,569	1,248,214	—	1,345,783
Denmark	—	15,560,706	—	15,560,706
Faeroe Islands	—	274,226	—	274,226
Finland	—	19,411,136	1,933	19,413,069
France	2,387	38,473,169	—	38,475,556
Georgia	—	273,531	—	273,531
Germany	—	44,790,211	—	44,790,211
Ghana	—	1,140,615	—	1,140,615
Greenland	—	1,706	—	1,706
Guernsey, Channel Islands	—	49,935	—	49,935
Hong Kong	293,699	20,254,717	50,039	20,598,455
India	—	156,339	—	156,339
Ireland	—	5,851,668	—	5,851,668
Isle of Man	—	1,253,648	—	1,253,648
Israel	—	7,035,226	—	7,035,226
Italy	—	30,725,265	0	30,725,265
Japan	—	176,365,538	—	176,365,538
Jersey, Channel Islands	—	663,171	—	663,171
Liechtenstein	—	197,486	—	197,486
Luxembourg	—	1,905,053	—	1,905,053
Macau	—	58,861	—	58,861
Malaysia	—	5,029	4,733	9,762
Malta	—	833,386	—	833,386
Monaco	324,365	—	—	324,365
Netherlands	—	17,018,899	7	17,018,906
New Zealand	—	6,581,884	—	6,581,884
Norway	—	5,309,455	—	5,309,455
Peru	—	229,502	—	229,502
Philippines	—	16,617	—	16,617
Portugal	—	2,675,732	0	2,675,732
Russia	—	252,898	—	252,898

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Singapore	$25,354	$8,572,402	$82,867	$8,680,623
South Africa	—	193,760	—	193,760
Spain	—	15,368,634	0	15,368,634
Sweden	10,302	20,303,172	—	20,313,474
Switzerland	1,171,846	34,865,395	—	36,037,241
Taiwan	—	—	53,766	53,766
United Arab Emirates	—	120,658	—	120,658
United Kingdom	9,297	112,052,644	0	112,061,941
United States	593,558	1,991,683	—	2,585,241
Total Common Stocks	64,075,453	659,045,802	359,488	723,480,743
Total Preferred Stocks*	—	1,061,582	—	1,061,582
Warrant
Australia	1,892	—	—	1,892
Canada	—	0	—	0
Hong Kong	565	—	—	565
Total Warrants	2,457	0	—	2,457
Rights
Australia	—	0	—	0
Austria	—	—	0	0
France	—	—	0	0
Hong Kong	—	—	0	0
Total Rights	—	0	0	0
Total Short-Term Investment*	—	896,885	—	896,885
Total Securities Lending Reinvestments*	—	28,756,100	—	28,756,100
Total Investments	$64,077,910	$689,760,369	$359,488	$754,197,767

Collateral for Securities Loaned (Liability)	$—	$(28,751,297)	$—	$(28,751,297)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of

Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 1 to Level 2 in the amount of $1,979,460 were due to the application of a systematic fair valuation model factor. Transfers from Level 1 to Level 3 in the amount of $42,657 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Transfers from Level 2 to Level 1 in the amount of $1,551,900 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 2 to Level 3 in the amount of $212,296 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Transfers from Level 3 to Level 2 in the amount of $149,545 were due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—59.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The)	34,728	$8,828,205
General Dynamics Corp.	26,327	5,412,305
Lockheed Martin Corp.	26,140	8,110,980
Northrop Grumman Corp.	10,100	2,905,972

		25,257,462

Air Freight & Logistics—0.2%
FedEx Corp.	13,256	2,990,289

Airlines—0.2%
Spirit Airlines, Inc. (a) (b)	66,120	2,209,069

Automobiles—0.2%
Tesla, Inc. (a)	9,074	3,095,141

Banks—3.3%
Bank of America Corp.	774,401	19,623,321
Citigroup, Inc.	124,509	9,056,785
Huntington Bancshares, Inc.	271,348	3,788,018
PNC Financial Services Group, Inc. (The)	70,774	9,538,212

		42,006,336

Beverages—2.0%
Anheuser-Busch InBev S.A. (ADR)	21,877	2,609,926
Constellation Brands, Inc. - Class A	27,591	5,503,025
Monster Beverage Corp. (a) (b)	127,649	7,052,607
PepsiCo, Inc.	91,416	10,186,485

		25,352,043

Biotechnology—1.1%
Aduro Biotech, Inc. (a)	45,369	483,180
Alder Biopharmaceuticals, Inc. (a)	32,935	403,454
Alnylam Pharmaceuticals, Inc. (a) (b)	4,677	549,501
Biogen, Inc. (a)	1,037	324,705
Biohaven Pharmaceutical Holding Co., Ltd. (a)	19,468	727,714
Bluebird Bio, Inc. (a)	4,704	646,094
Calithera Biosciences, Inc. (a)	22,900	360,675
Celgene Corp. (a)	24,042	3,505,804
Coherus Biosciences, Inc. (a)	37,650	502,627
GlycoMimetics, Inc. (a) (b)	35,049	490,336
Incyte Corp. (a) (b)	7,344	857,339
Ironwood Pharmaceuticals, Inc. (a)	52,827	833,082
Jounce Therapeutics, Inc. (a)	1,100	17,138
Karyopharm Therapeutics, Inc. (a)	35,087	385,255
Loxo Oncology, Inc. (a)	9,058	834,423
Otonomy, Inc. (a)	28,096	91,312
Ra Pharmaceuticals, Inc. (a)	25,129	366,883
Regeneron Pharmaceuticals, Inc. (a)	1,263	564,713
Syndax Pharmaceuticals, Inc. (a)	36,000	421,200
TESARO, Inc. (a)	7,498	967,992
Trevena, Inc. (a)	63,243	161,270

		13,494,697

Capital Markets—0.8%
FactSet Research Systems, Inc.	5,400	972,594
Financial Engines, Inc.	20,064	697,224

Capital Markets—(Continued)
Goldman Sachs Group, Inc. (The)	5,756	1,365,266
Intercontinental Exchange, Inc.	40,503	2,782,556
Legg Mason, Inc. (b)	13,835	543,854
Northern Trust Corp.	11,346	1,043,038
TD Ameritrade Holding Corp.	50,785	2,478,308
WisdomTree Investments, Inc. (b)	51,390	523,150

		10,405,990

Chemicals—1.3%
Cabot Corp.	21,534	1,201,597
Celanese Corp. - Series A	27,177	2,833,746
DowDuPont, Inc.	77,489	5,364,564
Monsanto Co.	12,705	1,522,313
PPG Industries, Inc.	38,494	4,182,758
Praxair, Inc.	8,796	1,229,153
Westlake Chemical Corp. (b)	11,932	991,430

		17,325,561

Communications Equipment—0.3%
Arista Networks, Inc. (a)	22,584	4,282,152

Construction Materials—0.2%
CRH plc (ADR) (b)	6,483	245,446
Martin Marietta Materials, Inc.	7,029	1,449,591
Vulcan Materials Co.	9,642	1,153,183

		2,848,220

Consumer Finance—0.9%
American Express Co.	67,726	6,126,494
Capital One Financial Corp.	67,191	5,688,390

		11,814,884

Containers & Packaging—0.7%
Ardagh Group S.A.	53,300	1,141,153
Ball Corp.	98,864	4,083,083
International Paper Co.	62,442	3,547,955
Owens-Illinois, Inc. (a) (b)	26,374	663,570

		9,435,761

Diversified Telecommunication Services—1.0%
Verizon Communications, Inc.	246,743	12,211,311

Electric Utilities—2.0%
Avangrid, Inc.	88,940	4,217,535
Edison International	61,619	4,755,138
Exelon Corp.	68,124	2,566,231
NextEra Energy, Inc.	55,896	8,191,559
PG&E Corp.	85,922	5,850,429

		25,580,892

Electrical Equipment—0.8%
AMETEK, Inc.	83,261	5,498,557
Eaton Corp. plc	69,756	5,356,563

		10,855,120

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.1%
Flex, Ltd. (a)	69,763	$1,155,973

Energy Equipment & Services—0.1%
Helix Energy Solutions Group, Inc. (a)	59,903	442,683
Tesco Corp. (a)	73,560	400,902

		843,585

Equity Real Estate Investment Trusts—2.0%
Alexandria Real Estate Equities, Inc.	29,705	3,534,004
American Tower Corp.	58,476	7,992,500
Apartment Investment & Management Co. - Class A	55,573	2,437,432
Equinix, Inc.	6,469	2,887,115
Invitation Homes, Inc.	122,225	2,768,396
Outfront Media, Inc.	31,787	800,397
Prologis, Inc.	42,734	2,711,899
Simon Property Group, Inc.	16,963	2,731,212

		25,862,955

Food & Staples Retailing—0.5%
Costco Wholesale Corp.	25,703	4,222,746
Sysco Corp.	37,324	2,013,630

		6,236,376

Food Products—1.3%
Blue Buffalo Pet Products, Inc. (a)	38,819	1,100,519
Campbell Soup Co.	45,531	2,131,761
Fresh Del Monte Produce, Inc.	24,474	1,112,588
Hostess Brands, Inc. (a) (b)	336,987	4,603,242
Post Holdings, Inc. (a)	72,272	6,379,450
Simply Good Foods Co. (The) (a)	144,520	1,692,329

		17,019,889

Gas Utilities—0.1%
UGI Corp.	39,758	1,863,060

Health Care Equipment & Supplies—2.3%
Abbott Laboratories	66,473	3,546,999
Baxter International, Inc.	47,251	2,965,000
Becton Dickinson & Co. (b)	18,309	3,587,649
Boston Scientific Corp. (a)	211,835	6,179,227
ConforMIS, Inc. (a) (b)	31,666	111,464
Medtronic plc	124,215	9,660,201
Stryker Corp.	27,426	3,895,040

		29,945,580

Health Care Providers & Services—2.3%
Brookdale Senior Living, Inc. (a)	51,518	546,091
Cardinal Health, Inc.	57,726	3,863,024
Cigna Corp.	25,041	4,681,165
HCA Healthcare, Inc. (a)	31,538	2,510,109
McKesson Corp.	37,531	5,765,137
UnitedHealth Group, Inc.	60,118	11,774,110

		29,139,636

Hotels, Restaurants & Leisure—0.9%
Hilton Worldwide Holdings, Inc.	28,101	1,951,614
McDonald’s Corp.	46,542	7,292,201
Wingstop, Inc.	6,416	213,332
Wynn Resorts, Ltd. (b)	11,159	1,661,798

		11,118,945

Household Durables—0.3%
Installed Building Products, Inc. (a)	9,878	640,095
Mohawk Industries, Inc. (a)	13,834	3,424,053

		4,064,148

Independent Power and Renewable Electricity Producers—0.2%
NRG Energy, Inc.	79,220	2,027,240

Industrial Conglomerates—0.6%
General Electric Co.	313,396	7,577,915

Insurance—2.7%
Allstate Corp. (The)	31,083	2,856,839
American International Group, Inc.	122,667	7,530,527
Assured Guaranty, Ltd.	123,019	4,643,967
Athene Holding, Ltd. - Class A (a)	28,478	1,533,255
Hartford Financial Services Group, Inc. (The)	53,485	2,964,674
Marsh & McLennan Cos., Inc.	91,408	7,660,904
Prudential Financial, Inc.	29,857	3,174,396
XL Group, Ltd.	108,239	4,270,029

		34,634,591

Internet & Direct Marketing Retail—1.8%
Amazon.com, Inc. (a)	10,646	10,234,532
Expedia, Inc.	28,393	4,086,888
Netflix, Inc. (a)	18,978	3,441,660
Wayfair, Inc. - Class A (a)	72,929	4,915,415

		22,678,495

Internet Software & Services—3.5%
Alphabet, Inc. - Class A (a)	17,369	16,912,543
Blucora, Inc. (a)	34,571	874,646
eBay, Inc. (a)	183,248	7,047,718
Facebook, Inc. - Class A (a)	116,429	19,894,223

		44,729,130

IT Services—2.5%
Accenture plc - Class A	10,979	1,482,934
Alliance Data Systems Corp.	8,631	1,912,198
Cognizant Technology Solutions Corp. - Class A	12,301	892,315
FleetCor Technologies, Inc. (a)	16,516	2,556,181
Genpact, Ltd. (b)	66,150	1,901,812
Global Payments, Inc.	61,870	5,879,506
PayPal Holdings, Inc. (a)	60,531	3,875,800
Total System Services, Inc.	12,283	804,536
Visa, Inc. - Class A	97,791	10,291,525
WEX, Inc. (a) (b)	20,540	2,304,999

		31,901,806

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.	20,535	$3,885,222

Machinery—1.7%
AGCO Corp. (b)	12,193	899,478
Caterpillar, Inc.	6,745	841,169
Deere & Co.	15,318	1,923,788
Fortive Corp.	82,616	5,848,387
Illinois Tool Works, Inc.	41,716	6,172,299
PACCAR, Inc.	11,125	804,782
Pentair plc	86,497	5,878,336

		22,368,239

Marine—0.0%
Kirby Corp. (a) (b)	8,339	549,957

Media—1.9%
Charter Communications, Inc. - Class A (a)	19,448	7,067,792
Cinemark Holdings, Inc.	14,887	539,058
Comcast Corp. - Class A	268,396	10,327,878
Liberty Media Corp. - Liberty Formula One - Class C (a)	36,376	1,385,562
New York Times Co. (The) - Class A (b)	32,950	645,820
Scripps Networks Interactive, Inc. - Class A	2,200	188,958
Twenty-First Century Fox, Inc. - Class A	66,051	1,742,425
Viacom, Inc. - Class B	105,121	2,926,569

		24,824,062

Metals & Mining—0.1%
Alcoa Corp. (a)	14,985	698,601
Steel Dynamics, Inc.	20,506	706,842

		1,405,443

Multi-Utilities—0.3%
Sempra Energy (b)	38,401	4,382,706

Oil, Gas & Consumable Fuels—3.3%
Andeavor	20,397	2,103,951
Antero Resources Corp. (a) (b)	53,035	1,055,396
BP plc (ADR)	47,714	1,833,649
Chevron Corp.	48,704	5,722,720
Diamondback Energy, Inc. (a) (b)	30,775	3,014,719
Extraction Oil & Gas, Inc. (a) (b)	149,625	2,302,729
Exxon Mobil Corp.	9,338	765,529
Kinder Morgan, Inc.	193,628	3,713,785
Marathon Petroleum Corp.	34,774	1,950,126
Newfield Exploration Co. (a)	238,822	7,085,849
ONEOK, Inc.	21,380	1,184,666
Paragon Offshore Finance Co. (a) (c)	162	2,997
Paragon Offshore Finance Co. - Class A (a) (c)	162	150
Paragon Offshore Finance Co. - Class B (a) (c)	81	1,458
Parsley Energy, Inc. - Class A (a)	69,470	1,829,840
PDC Energy, Inc. (a) (b)	26,951	1,321,407
Pioneer Natural Resources Co.	5,717	843,486
QEP Resources, Inc. (a)	223,868	1,918,549
RSP Permian, Inc. (a)	15,699	543,028

Oil, Gas & Consumable Fuels—(Continued)
Suncor Energy, Inc.	54,525	1,910,011
Templar Energy LLC (a) (c) (d) (e)	2,426	7,279
TransCanada Corp.	35,980	1,778,491
WPX Energy, Inc. (a)	76,851	883,786

		41,773,601

Personal Products—0.5%
Coty, Inc. - Class A (b)	343,937	5,685,279
Herbalife, Ltd. (a)	19,483	1,321,532

		7,006,811

Pharmaceuticals—2.6%
Aerie Pharmaceuticals, Inc. (a)	13,051	634,279
Allergan plc (b)	30,644	6,280,488
AstraZeneca plc (ADR) (b)	93,025	3,151,687
Bristol-Myers Squibb Co.	149,264	9,514,087
Dermira, Inc. (a) (b)	18,032	486,864
Eli Lilly & Co.	72,056	6,163,670
Kala Pharmaceuticals, Inc. (a)	17,700	404,268
Mylan NV (a)	97,263	3,051,140
MyoKardia, Inc. (a)	19,599	839,817
Revance Therapeutics, Inc. (a)	20,612	567,861
Teva Pharmaceutical Industries, Ltd. (ADR)	100,455	1,768,008

		32,862,169

Professional Services—0.4%
Dun & Bradstreet Corp. (The)	2,200	256,102
Equifax, Inc.	11,524	1,221,429
IHS Markit, Ltd. (a)	32,032	1,411,970
TransUnion (a)	49,780	2,352,603

		5,242,104

Road & Rail—0.4%
J.B. Hunt Transport Services, Inc.	8,973	996,721
Knight-Swift Transportation Holdings, Inc. (a)	32,196	1,337,744
Norfolk Southern Corp.	15,392	2,035,438
Schneider National, Inc. - Class B	16,332	413,199

		4,783,102

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc. (a) (b)	254,719	3,247,667
Applied Materials, Inc.	47,614	2,480,213
Broadcom, Ltd.	4,603	1,116,412
KLA-Tencor Corp.	14,300	1,515,800
Microchip Technology, Inc. (b)	55,154	4,951,726
Micron Technology, Inc. (a)	177,671	6,987,800
NVIDIA Corp.	32,990	5,897,622
QUALCOMM, Inc.	109,291	5,665,646
Texas Instruments, Inc.	56,600	5,073,624

		36,936,510

Software—2.3%
Adobe Systems, Inc. (a)	19,509	2,910,353
Atlassian Corp. plc - Class A (a)	40,442	1,421,536

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Autodesk, Inc. (a)	15,474	$1,737,111
Guidewire Software, Inc. (a) (b)	16,589	1,291,620
HubSpot, Inc. (a)	20,587	1,730,337
Microsoft Corp.	131,682	9,808,992
Salesforce.com, Inc. (a)	33,505	3,130,037
ServiceNow, Inc. (a)	31,714	3,727,347
Splunk, Inc. (a) (b)	9,712	645,168
SS&C Technologies Holdings, Inc.	16,833	675,845
Workday, Inc. - Class A (a)	26,415	2,783,877

		29,862,223

Specialty Retail—0.7%
Advance Auto Parts, Inc. (b)	26,475	2,626,320
L Brands, Inc.	14,983	623,443
O’Reilly Automotive, Inc. (a)	12,896	2,777,412
TJX Cos., Inc. (The)	21,515	1,586,301
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,223	1,180,711

		8,794,187

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	145,414	22,411,206
NetApp, Inc.	68,190	2,983,994

		25,395,200

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	30,116	1,213,073
NIKE, Inc. - Class B	103,967	5,390,689

		6,603,762

Tobacco—1.1%
Altria Group, Inc.	130,445	8,272,822
British American Tobacco plc (ADR)	91,418	5,709,054

		13,981,876

Total Common Stocks (Cost $639,649,324)		760,621,426

U.S. Treasury & Government Agencies—21.1%

Agency Sponsored Mortgage - Backed—17.9%
Fannie Mae 15 Yr. Pool 3.000%, 07/01/28	1,888,335	1,945,121
3.000%, 02/01/31	221,950	228,198
3.000%, 03/01/31	27,367	28,137
3.000%, TBA (f)	11,603,000	11,922,082
3.500%, 07/01/28	280,324	293,932
3.500%, TBA (f)	65,000	67,691
4.000%, 04/01/26	50,092	52,703
4.000%, 02/01/29	1,181,434	1,241,519
4.500%, 06/01/24	247,537	259,216
4.500%, 02/01/25	71,652	75,447
4.500%, 04/01/25	11,309	11,912
4.500%, 07/01/25	54,029	56,840

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.500%, 06/01/26	1,135,970	1,196,708
5.000%, TBA (f)	500,000	510,703
Fannie Mae 20 Yr. Pool 3.000%, 03/01/37	971,025	989,499
Fannie Mae 30 Yr. Pool 2.500%, 08/01/46	1,619,418	1,568,635
2.500%, 09/01/46	5,251,201	5,086,528
2.500%, 10/01/46	302,544	293,056
2.500%, 11/01/46	1,313,538	1,272,346
2.500%, 12/01/46	274,108	265,512
2.500%, 01/01/47	4,988,636	4,832,186
3.000%, 02/01/43	851,094	858,586
3.000%, 03/01/43	1,087,662	1,097,223
3.000%, 04/01/43	981,582	990,227
3.000%, 05/01/43	2,781,442	2,806,145
3.000%, 06/01/43	324,672	327,860
3.000%, 04/01/47	10,774,197	10,817,206
3.500%, 03/01/43	57,015	59,085
3.500%, 05/01/43	109,409	113,379
3.500%, 07/01/43	247,904	256,824
3.500%, 08/01/43	475,514	492,770
3.500%, 10/01/44	449,339	465,988
3.500%, 02/01/45	556,345	573,954
3.500%, 01/01/46	982,725	1,013,829
3.500%, 02/01/46	1,272,122	1,312,386
3.500%, 09/01/46	1,022,770	1,055,141
3.500%, 10/01/46	420,285	433,587
3.500%, 11/01/46	285,947	296,608
3.500%, TBA (f)	15,385,000	15,860,372
4.000%, 10/01/40	991,408	1,048,526
4.000%, 11/01/40	422,238	446,669
4.000%, 12/01/40	307,246	325,017
4.000%, 02/01/41	151,042	159,834
4.000%, 03/01/41	346,555	366,322
4.000%, 08/01/42	204,373	216,068
4.000%, 09/01/42	328,287	347,106
4.000%, 03/01/45	60,320	63,567
4.000%, 07/01/45	278,529	296,705
4.000%, 05/01/46	173,279	182,545
4.000%, 06/01/46	355,309	374,308
4.000%, 04/01/47	382,851	407,839
4.000%, TBA (f)	2,500,000	2,632,227
4.500%, 10/01/40	888,583	959,723
4.500%, 09/01/41	105,044	113,540
4.500%, 10/01/41	405,799	439,190
4.500%, 08/01/42	118,468	127,624
4.500%, 09/01/43	2,112,672	2,272,876
4.500%, 10/01/43	283,107	304,390
4.500%, 12/01/43	256,930	276,221
4.500%, 01/01/44	650,088	706,908
5.000%, 04/01/33	3,863	4,255
5.000%, 07/01/33	13,408	14,760
5.000%, 09/01/33	199,957	220,350
5.000%, 11/01/33	51,351	56,583

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 12/01/33	20,860	$22,983
5.000%, 02/01/34	9,203	10,140
5.000%, 03/01/34	4,380	4,826
5.000%, 04/01/34	4,210	4,638
5.000%, 06/01/34	4,074	4,491
5.000%, 07/01/34	61,146	67,382
5.000%, 10/01/34	154,906	170,737
5.000%, 07/01/35	105,117	115,823
5.000%, 10/01/35	116,412	128,271
5.000%, 12/01/35	92,519	101,937
5.000%, 08/01/36	84,889	93,556
5.000%, 07/01/37	46,588	51,354
5.000%, 07/01/41	89,858	98,298
5.000%, 08/01/41	50,386	55,048
5.500%, 08/01/28	27,058	29,901
5.500%, 04/01/33	56,104	62,770
5.500%, 08/01/37	328,745	368,541
5.500%, 04/01/41	25,889	28,693
6.000%, 03/01/28	2,571	2,892
6.000%, 05/01/28	7,185	8,081
6.000%, 02/01/34	222,087	254,003
6.000%, 08/01/34	119,298	136,542
6.000%, 04/01/35	1,002,085	1,145,162
6.000%, 02/01/38	72,377	81,969
6.000%, 03/01/38	26,745	30,414
6.000%, 05/01/38	86,359	98,608
6.000%, 10/01/38	24,350	27,623
6.000%, 12/01/38	28,473	32,304
6.000%, TBA (f)	1,000,000	1,126,094
6.500%, 05/01/40	602,254	684,647
Fannie Mae ARM Pool 3.167%, 12M USD LIBOR + 1.775%, 12/01/40 (g)	138,563	144,442
3.405%, 12M USD LIBOR + 1.776%, 06/01/41 (g)	205,387	214,952
3.467%, 12M USD LIBOR + 1.750%, 03/01/41 (g)	115,518	120,914
3.519%, 12M USD LIBOR + 1.820%, 09/01/41 (g)	130,237	136,479
3.570%, 12M USD LIBOR + 1.820%, 03/01/41 (g)	33,264	35,236
Fannie Mae Connecticut Avenue Securities (CMO) 4.787%, 1M USD LIBOR + 3.550%, 07/25/29 (g)	390,000	411,305
6.137%, 1M USD LIBOR + 4.900%, 11/25/24 (g)	335,352	379,848
Fannie Mae Interest Strip (CMO) 2.000%, 09/25/39	536,010	521,474
4.000%, 05/25/27 (h)	443,994	44,078
Fannie Mae Pool 2.350%, 11/01/26	500,000	482,769
2.390%, 09/01/28	125,000	119,836
2.930%, 01/01/27	900,000	910,369
3.020%, 03/01/27	382,552	388,834
3.105%, 04/01/27	1,820,317	1,861,423
3.140%, 11/01/27	678,898	695,115
3.150%, 04/01/27	770,140	790,024
3.160%, 04/01/27	585,000	599,933

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 3.205%, 01/01/27	791,831	815,764
3.240%, 12/01/26	82,898	85,619
3.410%, 08/01/27	485,392	506,988
3.765%, 12/01/25	1,300,000	1,394,434
3.855%, 12/01/25	45,000	48,564
3.870%, 10/01/25	75,357	80,875
3.890%, 05/01/30	101,449	107,510
3.960%, 05/01/34	42,903	46,388
3.970%, 05/01/29	29,451	31,985
4.060%, 10/01/28	64,143	70,216
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (i)	35,914	30,422
Zero Coupon, 06/25/36 (i)	298,375	261,405
1.578%, 04/25/55 (g) (h)	1,026,217	51,326
1.716%, 05/25/46 (c) (g) (h)	1,053,362	51,145
1.854%, 08/25/44 (c) (g) (h)	974,091	47,902
1.863%, 06/25/55 (c) (g) (h)	846,010	45,745
2.500%, 06/25/28 (c) (h)	230,481	18,280
3.000%, 02/25/27 (c) (h)	607,166	49,995
3.000%, 09/25/27 (c) (h)	207,927	20,083
3.000%, 01/25/28 (c) (h)	1,458,035	132,573
3.000%, 02/25/28 (c) (h)	550,450	50,025
3.000%, 04/25/28 (c) (h)	656,163	61,061
3.500%, 05/25/27 (c) (h)	609,108	64,467
3.500%, 10/25/27 (c) (h)	370,919	39,494
3.500%, 05/25/30 (c) (h)	371,841	46,807
3.500%, 08/25/30 (c) (h)	120,928	13,426
3.500%, 02/25/31 (c) (h)	304,281	27,364
3.500%, 09/25/35 (c) (h)	236,317	39,677
3.500%, 10/25/46 (c) (h)	180,430	40,015
4.000%, 03/25/42 (c) (h)	165,367	23,631
4.000%, 05/25/42 (c) (h)	982,776	137,685
4.000%, 11/25/42 (c) (h)	93,799	13,169
4.500%, 07/25/27 (c) (h)	209,837	22,931
5.462%, 05/25/42 (g) (h)	118,617	13,244
5.500%, 04/25/35 (c)	359,494	404,411
5.500%, 04/25/37	158,194	174,274
Fannie Mae-ACES (CMO)
2.356%, 01/25/22 (g) (h)	1,483,702	83,761
3.329%, 10/25/23 (g)	505,000	527,721
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	715,478	735,866
3.000%, 08/01/29	477,390	491,878
3.000%, TBA (f)	775,000	796,500
3.500%, TBA (f)	1,500,000	1,567,090
Freddie Mac 20 Yr. Gold Pool 3.000%, 11/01/36	1,326,446	1,351,716
3.000%, 01/01/37	959,405	977,682
3.500%, 08/01/34	948,068	990,936
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/44	20,733	20,822
3.000%, 08/01/46	1,904,454	1,913,349
3.000%, 10/01/46	1,933,529	1,942,265
3.000%, 11/01/46	2,926,157	2,940,855
3.000%, 12/01/46	924,832	929,645
3.000%, 01/01/47	6,794,314	6,823,943
3.000%, TBA (f)	800,000	802,906
3.500%, 08/01/42	142,472	148,381
3.500%, 11/01/42	209,448	217,101

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 06/01/46	322,141	$332,510
3.500%, TBA (f)	19,665,000	20,281,844
4.000%, 05/01/42	945,452	999,310
4.000%, 08/01/42	259,478	275,195
4.000%, 09/01/42	389,827	413,440
4.000%, 07/01/44	74,195	78,250
4.000%, 02/01/46	348,044	366,575
4.000%, 09/01/47	1,594,630	1,680,267
4.000%, TBA (f)	6,345,000	6,680,591
4.500%, 09/01/43	156,548	168,261
4.500%, 11/01/43	1,353,557	1,451,740
4.500%, TBA (f)	8,580,000	9,198,989
5.000%, TBA (f)	1,500,000	1,630,013
5.500%, 07/01/33	144,637	159,690
5.500%, 04/01/39	60,193	67,008
5.500%, 06/01/41	227,113	252,859
Freddie Mac ARM Non-Gold Pool 3.640%, 12M USD LIBOR + 1.900%, 02/01/41 (g)	153,801	161,635
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.745%, 03/25/27 (g) (h)	4,389,984	215,229
1.602%, 06/25/22 (g) (h)	1,845,786	105,697
1.655%, 12/25/18 (g) (h)	3,030,237	41,166
1.820%, 03/25/22 (g) (h)	1,393,249	85,482
1.866%, 05/25/19 (g) (h)	2,297,575	49,800
3.430%, 01/25/27 (g)	700,000	733,337
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (i)	33,832	31,720
2.500%, 05/15/28 (h)	239,747	20,022
3.000%, 03/15/28 (c) (h)	751,590	65,736
3.000%, 05/15/32 (h)	325,339	27,439
3.000%, 03/15/33 (c) (h)	218,918	26,862
3.000%, 06/15/41	674,339	689,165
3.000%, 07/15/41	1,526,183	1,559,925
3.500%, 06/15/26 (c) (h)	402,721	30,656
3.500%, 09/15/26 (h)	134,544	13,152
3.500%, 03/15/27 (h)	233,743	22,286
3.500%, 03/15/41 (c) (h)	85,484	10,586
4.000%, 07/15/27 (c) (h)	922,579	95,166
4.000%, 03/15/28 (h)	430,074	41,710
4.000%, 06/15/28 (h)	225,497	25,091
4.500%, 03/15/41	306,829	345,258
4.750%, 07/15/39	659,467	720,521
5.000%, 09/15/33 (h)	299,507	62,638
5.500%, 08/15/33	74,650	83,095
5.500%, 07/15/36	166,291	185,339
5.500%, 06/15/46	227,847	253,839
6.500%, 07/15/36	225,761	251,736
FREMF Mortgage Trust (CMO) 3.071%, 10/25/47 (144A) (g)	770,000	777,074
3.944%, 08/25/27 (144A) (g)	280,000	281,583
4.013%, 02/25/24 (144A) (g)	335,000	340,003
4.107%, 07/25/49 (144A) (g)	600,000	609,508
4.117%, 03/25/27 (144A) (g)	245,000	246,550
4.172%, 07/25/27 (144A) (g)	470,000	467,470

Agency Sponsored Mortgage - Backed—(Continued)
FREMF Mortgage Trust (CMO) 4.214%, 05/25/27 (144A) (g)	535,000	550,574
5.444%, 09/25/43 (144A) (g)	855,000	914,318
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	26,267	26,665
3.000%, 02/15/45	80,662	81,772
3.000%, 04/15/45	1,108,519	1,123,774
3.000%, 05/15/45	1,462,676	1,482,803
3.000%, 07/15/45	38,334	38,861
4.000%, 09/15/42	1,039,207	1,101,479
4.500%, 04/15/41	752,922	810,072
4.500%, 02/15/42	1,547,567	1,674,516
5.000%, 12/15/38	54,584	60,093
5.000%, 04/15/39	1,103,319	1,214,235
5.000%, 07/15/39	117,145	128,961
5.000%, 12/15/40	153,819	169,312
5.500%, 12/15/40	521,898	586,021
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (f)	5,500,000	5,576,484
3.500%, 05/20/47	1,329,027	1,383,173
3.500%, 08/20/47	2,794,294	2,908,136
3.500%, 09/20/47	1,894,264	1,971,438
3.500%, TBA (f)	13,460,000	13,989,987
4.000%, 04/20/47	1,233,054	1,302,497
4.000%, TBA (f)	11,077,000	11,663,415
4.500%, 01/20/46	179,077	191,175
4.500%, TBA (f)	370,000	394,397
5.000%, 10/20/39	25,283	27,885
Government National Mortgage Association (CMO) 0.794%, 02/16/53 (g) (h)	2,272,128	105,343
2.500%, 12/16/39	497,819	501,289
3.000%, 09/20/28 (h)	273,975	26,131
3.000%, 02/16/43 (h)	150,685	25,986
3.000%, 03/20/47	89,629	82,770
3.000%, 05/20/47	227,258	207,789
3.500%, 02/16/27 (h)	117,747	11,462
3.500%, 03/20/27 (h)	294,701	30,670
3.500%, 07/20/40 (h)	274,183	30,934
3.500%, 02/20/41 (h)	379,551	54,042
3.500%, 04/20/42 (h)	642,005	89,698
3.500%, 10/20/42 (h)	956,408	197,193
3.500%, 05/20/43 (c) (h)	136,521	25,460
3.500%, 07/20/43 (c) (h)	542,858	81,334
4.000%, 12/16/26 (h)	85,248	9,320
4.000%, 05/20/29 (h)	1,231,674	136,199
4.000%, 05/16/42 (c) (h)	117,525	19,059
4.000%, 03/20/43 (h)	175,746	40,879
4.000%, 01/20/44 (c) (h)	82,525	17,683
4.000%, 11/20/44 (c) (h)	1,316,264	238,855
4.000%, 03/20/47 (h)	470,625	91,840
4.000%, 07/20/47 (h)	893,117	182,316
4.500%, 04/20/45 (c) (h)	289,846	68,078
5.000%, 02/16/40 (h)	760,788	174,683
5.000%, 10/16/41 (c) (h)	469,390	80,278
5.000%, 01/16/47 (h)	198,387	50,765

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 5.500%, 03/20/39 (c) (h)	550,707	$124,867
5.500%, 02/16/47 (h)	532,717	130,048
5.500%, 02/20/47 (h)	328,890	68,208
6.000%, 09/20/40 (h)	467,062	110,923
6.000%, 02/20/46 (h)	508,381	127,266

		229,854,799

U.S. Treasury—3.2%
U.S. Treasury Bonds 2.750%, 08/15/42 (j)	350,000	345,762
2.875%, 11/15/46	2,940,000	2,950,451
3.000%, 11/15/44 (j)	595,000	612,966
3.000%, 11/15/45	1,980,000	2,036,693
3.000%, 02/15/47 (k)	1,500,000	1,542,949
4.375%, 11/15/39	1,874,000	2,384,519
4.500%, 02/15/36 (j) (k)	1,199,000	1,542,261
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (k) (l) (m)	8,291,851	8,209,597
U.S. Treasury Notes 1.625%, 03/15/20 (k)	377,000	377,604
1.625%, 11/30/20	6,775,000	6,764,943
2.000%, 02/15/23 (k)	2,380,000	2,381,301
2.000%, 02/15/25	3,705,000	3,654,346
2.000%, 11/15/26 (j) (k)	4,474,000	4,359,878
2.125%, 05/15/25	4,295,000	4,267,150

		41,430,420

Total U.S. Treasury & Government Agencies (Cost $271,917,076)		271,285,219

Corporate Bonds & Notes—9.6%

Aerospace/Defense—0.0%
Lockheed Martin Corp. 4.090%, 09/15/52 (144A)	440,000	439,996

Agriculture—0.3%
Altria Group, Inc. 3.875%, 09/16/46	190,000	185,724
BAT Capital Corp. 2.297%, 08/14/20 (144A)	500,000	501,597
4.390%, 08/15/37 (144A)	500,000	513,105
BAT International Finance plc 2.750%, 06/15/20 (144A)	400,000	406,222
Imperial Brands Finance plc 2.050%, 07/20/18 (144A)	200,000	200,080
2.950%, 07/21/20 (144A)	550,000	558,348
3.750%, 07/21/22 (144A)	310,000	322,327
Philip Morris International, Inc. 3.125%, 08/17/27	780,000	782,978
Reynolds American, Inc. 3.250%, 06/12/20	517,000	531,285

		4,001,666

Airlines—0.1%
Delta Air Lines, Inc. 3.625%, 03/15/22	660,000	678,348

Auto Manufacturers—0.2%
Ford Motor Co. 5.291%, 12/08/46 (b)	345,000	359,974
General Motors Co. 6.250%, 10/02/43	195,000	222,854
6.750%, 04/01/46	480,000	578,210
General Motors Financial Co., Inc. 3.700%, 05/09/23	300,000	305,724
3.950%, 04/13/24	345,000	353,350
Toyota Motor Finance Netherlands B.V. 3.740%, 01/24/18 (AUD)	290,000	228,454
4.340%, 10/19/17 (NZD)	280,000	202,425
VW Credit Canada, Inc. 2.450%, 11/14/17 (CAD)	455,000	364,963

		2,615,954

Auto Parts & Equipment—0.0%
Lear Corp. 3.800%, 09/15/27	560,000	557,874

Banks—3.2%
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 5Y EUR Swap + 6.155%, 02/19/19 (EUR) (g)	600,000	739,279
9.000%, 5Y USD Swap + 8.262%, 05/09/18 (g)	600,000	621,000
Banco de Sabadell S.A. 6.500%, 5Y EUR Swap + 6.414%, 05/18/22 (EUR) (g)	400,000	479,886
Bank of America Corp. 2.393%, 3M USD LIBOR + 1.070%, 03/22/18 (g)	210,000	210,892
2.503%, 10/21/22	305,000	302,127
2.625%, 04/19/21	15,000	15,103
3.124%, 3M USD LIBOR + 1.160%, 01/20/23 (g)	1,285,000	1,307,867
3.705%, 3M USD LIBOR + 1.512%, 04/24/28 (g)	1,045,000	1,061,485
4.000%, 04/01/24	245,000	258,831
4.000%, 01/22/25	595,000	615,701
4.125%, 01/22/24	265,000	281,924
7.750%, 05/14/38	630,000	925,576
Bank of Ireland 7.375%, 5Y EUR Swap + 6.956%, 06/18/20 (EUR) (g)	300,000	393,729
Barclays Bank plc 6.050%, 12/04/17 (144A)	1,190,000	1,198,349
Barclays plc 8.000%, 5Y EUR Swap + 6.750%, 12/15/20 (EUR) (g)	325,000	431,496
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	220,000	221,935
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (g)	390,000	428,513

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
BPCE S.A. 3.000%, 05/22/22 (144A)	255,000	$256,409
Citigroup, Inc. 2.414%, 3M USD LIBOR + 1.100%, 05/17/24 (g)	680,000	681,505
2.700%, 03/30/21	295,000	298,289
3.200%, 10/21/26	140,000	137,789
Citigroup, Inc. 4.450%, 09/29/27	1,485,000	1,567,472
4.650%, 07/30/45	56,000	61,995
Credit Agricole S.A. 8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (g)	725,000	858,219
Credit Suisse Group AG 6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (g)	1,320,000	1,405,800
Deutsche Bank AG 2.700%, 07/13/20	670,000	672,717
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	560,000	555,210
2.600%, 04/23/20	1,605,000	1,619,469
2.750%, 09/15/20	440,000	445,685
2.875%, 02/25/21	520,000	527,330
2.905%, 3M USD LIBOR + 0.990%, 07/24/23 (g)	640,000	640,460
5.250%, 11/29/17 (AUD)	190,000	149,815
6.250%, 02/01/41	430,000	567,637
6.750%, 10/01/37	815,000	1,075,223
HSBC Holdings plc 2.950%, 05/25/21	255,000	258,968
3.400%, 03/08/21	765,000	788,818
3.600%, 05/25/23	255,000	265,365
4.250%, 08/18/25	390,000	404,171
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (g)	575,000	601,392
Intesa Sanpaolo S.p.A. 7.700%, 5Y USD Swap + 5.462%, 09/17/25 (144A) (g)	250,000	260,938
7.750%, 5Y EUR Swap + 7.192%, 01/11/27 (EUR) (g)	200,000	270,288
JPMorgan Chase & Co. 2.295%, 08/15/21	420,000	419,682
2.400%, 06/07/21 (b)	565,000	566,925
2.543%, 3M USD LIBOR + 1.230%, 10/24/23 (g)	325,000	332,044
2.550%, 10/29/20	690,000	697,814
2.700%, 05/18/23	480,000	480,127
3.220%, 3M USD LIBOR + 1.155%, 03/01/25 (g)	550,000	558,840
4.250%, 10/01/27	350,000	369,102
5.600%, 07/15/41	30,000	37,191
Landsbanki Islands Zero Coupon, 08/25/20 (c) (d) (e)	320,000	0

Banks—(Continued)
Morgan Stanley 2.163%, 3M USD LIBOR + 0.850%, 01/24/19 (g)	260,000	261,785
2.500%, 04/21/21	680,000	682,202
2.750%, 05/19/22	645,000	648,569
3.125%, 07/27/26	320,000	313,877
3.591%, 3M USD LIBOR + 1.340%, 07/22/28 (g)	1,250,000	1,254,657
3.625%, 01/20/27	685,000	694,305
4.000%, 07/23/25	280,000	295,194
4.350%, 09/08/26	95,000	99,456
5.000%, 11/24/25	322,000	352,904
Royal Bank of Scotland Group plc 7.500%, 5Y USD Swap + 5.800%, 08/10/20 (g)	520,000	544,570
Santander Holdings USA, Inc. 3.700%, 03/28/22 (144A)	730,000	743,754
Societe Generale S.A. 7.375%, 5Y USD Swap + 6.238%, 09/13/21 (144A) (g)	650,000	703,625
8.250%, 5Y USD Swap + 6.394%, 11/29/18 (g)	685,000	724,319
UBS Group AG 5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (g)	250,000	331,176
6.875%, 5Y USD ICE Swap + 5.497%, 03/22/21 (g)	450,000	483,187
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (g)	200,000	224,520
7.125%, 5Y USD Swap + 5.464%, 02/19/20 (g)	470,000	499,503
UBS Group Funding Switzerland AG 2.650%, 02/01/22 (144A)	620,000	617,562
Wells Fargo & Co. 2.625%, 07/22/22	595,000	595,995
3.000%, 04/22/26	310,000	304,496
3.000%, 10/23/26	200,000	195,570
3.069%, 01/24/23	960,000	976,446
3.584%, 3M USD LIBOR + 1.310%, 05/22/28 (g)	930,000	941,295
4.900%, 11/17/45	945,000	1,054,096

		40,869,445

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	985,000	1,021,223
4.700%, 02/01/36	500,000	551,267
4.900%, 02/01/46	730,000	824,584
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	405,000	389,698
Constellation Brands, Inc. 2.700%, 05/09/22	80,000	80,273
3.500%, 05/09/27 (b)	145,000	146,939
4.500%, 05/09/47	50,000	52,478
Molson Coors International L.P. 3.950%, 10/06/17 (CAD)	370,000	296,581

		3,363,043

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.1%
Amgen, Inc. 2.650%, 05/11/22	350,000	$352,858
Baxalta, Inc. 3.600%, 06/23/22	55,000	56,990
Celgene Corp. 4.625%, 05/15/44	195,000	210,384
Gilead Sciences, Inc. 2.500%, 09/01/23	120,000	118,790
3.250%, 09/01/22	165,000	170,421

		909,443

Building Materials—0.0%
Eagle Materials, Inc. 4.500%, 08/01/26	110,000	114,675
Standard Industries, Inc. 6.000%, 10/15/25 (144A) (b)	220,000	240,011

		354,686

Chemicals—0.1%
Methanex Corp. 4.250%, 12/01/24 (b)	455,000	450,136
5.650%, 12/01/44	235,000	231,628
Sherwin-Williams Co. (The) 3.125%, 06/01/24	180,000	180,905
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	25,000	26,500

		889,169

Commercial Services—0.1%
Acwa Power Management & Investments One, Ltd. 5.950%, 12/15/39 (144A)	1,269,000	1,307,760
Cardtronics, Inc. 5.125%, 08/01/22	130,000	134,225
United Rentals North America, Inc. 4.625%, 07/15/23	60,000	62,625
5.500%, 07/15/25	110,000	117,838

		1,622,448

Computers—0.2%
Apple, Inc. 3.350%, 02/09/27	175,000	180,178
3.450%, 02/09/45	550,000	521,219
3.850%, 08/04/46	95,000	96,030
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	195,000	204,733
8.350%, 07/15/46 (144A)	125,000	160,542
Hewlett Packard Enterprise Co. 3.600%, 10/15/20	615,000	637,475
4.900%, 10/15/25	395,000	417,858
NCR Corp. 5.000%, 07/15/22	40,000	40,900

		2,258,935

Diversified Financial Services—0.2%
CBOE Holdings, Inc. 3.650%, 01/12/27	455,000	465,911
GTP Acquisition Partners LLC 3.482%, 06/16/25 (144A)	1,355,000	1,350,556
Intercontinental Exchange, Inc. 2.750%, 12/01/20	355,000	361,840
Navient Corp. 5.500%, 01/15/19	210,000	217,010
5.875%, 03/25/21	20,000	20,975

		2,416,292

Electric—0.3%
AES Corp. 4.875%, 05/15/23	20,000	20,600
5.500%, 03/15/24	175,000	182,219
DTE Energy Co. 1.500%, 10/01/19	315,000	310,438
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	298,701
Duke Energy Florida LLC 3.400%, 10/01/46	370,000	348,732
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	348,757
Emera U.S. Finance L.P. 2.700%, 06/15/21	80,000	80,431
4.750%, 06/15/46	90,000	96,510
Exelon Corp. 2.450%, 04/15/21	80,000	80,007
2.850%, 06/15/20	530,000	540,536
FirstEnergy Corp. 3.900%, 07/15/27	505,000	512,847
4.250%, 03/15/23	110,000	116,376
Fortis, Inc. 2.100%, 10/04/21	155,000	152,186
Hydro One, Inc. 5.180%, 10/18/17 (CAD)	370,000	296,973
IPALCO Enterprises, Inc. 3.700%, 09/01/24 (144A)	335,000	335,820
NextEra Energy Capital Holdings, Inc. 1.649%, 09/01/18	210,000	209,908
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	5,000	5,106
4.500%, 09/15/27 (144A)	5,000	5,094
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	110,000	131,798
Southern Co. (The) 1.850%, 07/01/19	270,000	269,862
2.950%, 07/01/23	170,000	170,867

		4,513,768

Electronics—0.0%
Fortive Corp. 2.350%, 06/15/21	275,000	274,125

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.1%
Mexico City Airport Trust 3.875%, 04/30/28 (144A)	255,000	$254,108
SBA Tower Trust 3.168%, 04/11/22 (144A)	995,000	994,315

		1,248,423

Entertainment—0.0%
WMG Acquisition Corp. 4.875%, 11/01/24 (144A) (b)	120,000	123,300
5.000%, 08/01/23 (144A)	40,000	41,300

		164,600

Environmental Control—0.0%
Clean Harbors, Inc. 5.250%, 08/01/20	71,000	71,887

Food—0.1%
Danone S.A. 1.691%, 10/30/19 (144A)	705,000	700,342
Kraft Heinz Foods Co. 4.375%, 06/01/46 (b)	205,000	202,424
Sysco Corp. 2.500%, 07/15/21	405,000	407,581

		1,310,347

Gas—0.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	98,800

Healthcare-Products—0.1%
Becton Dickinson and Co. 3.363%, 06/06/24	925,000	933,630
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	95,000	92,977
3.000%, 04/15/23	525,000	533,676

		1,560,283

Healthcare-Services—0.2%
Aetna, Inc. 2.800%, 06/15/23	175,000	176,076
Anthem, Inc. 3.500%, 08/15/24	900,000	925,881
4.625%, 05/15/42	170,000	184,181
CHS/Community Health Systems, Inc. 5.125%, 08/01/21	110,000	108,625
6.250%, 03/31/23	30,000	29,475
LifePoint Health, Inc. 5.875%, 12/01/23	90,000	95,090
Tenet Healthcare Corp. 6.000%, 10/01/20	75,000	79,928
UnitedHealth Group, Inc. 3.750%, 07/15/25	475,000	504,075
4.250%, 04/15/47	110,000	117,966
4.750%, 07/15/45	130,000	150,131

		2,371,428

Home Builders—0.0%
Meritage Homes Corp. 6.000%, 06/01/25 (b)	70,000	74,550
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	135,395

		209,945

Insurance—0.1%
American International Group, Inc. 4.700%, 07/10/35	305,000	327,416
CNO Financial Group, Inc. 4.500%, 05/30/20	10,000	10,363
5.250%, 05/30/25	175,000	186,812
Genworth Holdings, Inc. 4.900%, 08/15/23	90,000	76,950
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	67,000	108,665
MGIC Investment Corp. 5.750%, 08/15/23	90,000	99,000
Willis North America, Inc. 3.600%, 05/15/24	210,000	214,825

		1,024,031

Internet—0.1%
Amazon.com, Inc. 1.900%, 08/21/20 (144A)	250,000	250,611
2.800%, 08/22/24 (144A)	155,000	155,595
3.875%, 08/22/37 (144A)	625,000	636,048

		1,042,254

Iron/Steel—0.1%
ArcelorMittal 6.125%, 06/01/25	125,000	143,750
Steel Dynamics, Inc. 4.125%, 09/15/25 (144A)	165,000	166,340
5.500%, 10/01/24	65,000	69,550
Vale Overseas, Ltd. 6.250%, 08/10/26	720,000	816,984
6.875%, 11/10/39	75,000	85,965

		1,282,589

Machinery-Construction & Mining—0.0%
Oshkosh Corp. 5.375%, 03/01/25	75,000	79,500

Machinery-Diversified—0.0%
CNH Industrial NV 4.500%, 08/15/23	105,000	111,195

Media—0.7%
21st Century Fox America, Inc. 6.150%, 03/01/37	505,000	624,761
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, 07/23/20	270,000	277,176
4.464%, 07/23/22	815,000	862,292
4.908%, 07/23/25	50,000	53,451
6.484%, 10/23/45	760,000	891,995

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp. 3.150%, 03/01/26	520,000	$519,711
3.400%, 07/15/46	400,000	368,678
COX Communications, Inc. 3.150%, 08/15/24 (144A)	335,000	332,898
3.250%, 12/15/22 (144A)	190,000	191,660
3.350%, 09/15/26 (144A)	95,000	92,964
3.850%, 02/01/25 (144A)	355,000	357,465
4.800%, 02/01/35 (144A)	25,000	24,754
Discovery Communications LLC 3.450%, 03/15/25	291,000	286,582
3.800%, 03/13/24	364,000	375,170
3.950%, 03/20/28	190,000	188,638
4.900%, 03/11/26	190,000	202,843
DISH DBS Corp. 5.875%, 11/15/24	130,000	136,256
Liberty Interactive LLC 8.250%, 02/01/30	180,000	198,900
Scripps Networks Interactive, Inc. 3.950%, 06/15/25	217,000	220,148
TEGNA, Inc. 4.875%, 09/15/21 (144A)	125,000	128,125
6.375%, 10/15/23	5,000	5,319
Time Warner Cable LLC 4.500%, 09/15/42	400,000	379,099
7.300%, 07/01/38	45,000	56,484
8.250%, 04/01/19	231,000	251,160
8.750%, 02/14/19	759,000	824,457
Time Warner, Inc. 2.950%, 07/15/26	70,000	66,113
3.875%, 01/15/26	70,000	70,856
4.850%, 07/15/45 (b)	195,000	198,175
Viacom, Inc. 4.375%, 03/15/43	173,000	149,036
5.875%, 3M USD LIBOR + 3.895%, 02/28/57 (g)	10,000	10,000
6.250%, 3M USD LIBOR + 3.899%, 02/28/57 (g)	20,000	20,125
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	157,325

		8,522,616

Mining—0.1%
Anglo American Capital plc 3.750%, 04/10/22 (144A)	200,000	205,120
4.125%, 09/27/22 (144A)	600,000	623,421
Corp. Nacional del Cobre de Chile 3.625%, 08/01/27 (144A)	200,000	199,268
Kaiser Aluminum Corp. 5.875%, 05/15/24	140,000	149,800

		1,177,609

Office/Business Equipment—0.1%
Pitney Bowes, Inc. 4.700%, 04/01/23	590,000	580,137
Xerox Corp. 3.625%, 03/15/23	735,000	728,847

		1,308,984

Oil & Gas—0.6%
Anadarko Petroleum Corp. 3.450%, 07/15/24	600,000	595,446
4.500%, 07/15/44	240,000	228,416
6.600%, 03/15/46	75,000	92,855
Apache Corp. 4.250%, 01/15/44	35,000	32,868
Canadian Natural Resources, Ltd. 3.850%, 06/01/27	125,000	126,370
6.250%, 03/15/38	260,000	312,191
Cenovus Energy, Inc. 4.250%, 04/15/27 (144A)	60,000	59,489
6.750%, 11/15/39	50,000	57,559
Concho Resources, Inc. 3.750%, 10/01/27	45,000	45,200
Continental Resources, Inc. 3.800%, 06/01/24	5,000	4,825
4.500%, 04/15/23 (b)	60,000	60,150
4.900%, 06/01/44	10,000	9,075
5.000%, 09/15/22	55,000	55,894
Devon Financing Co. LLC 7.875%, 09/30/31	100,000	132,007
Encana Corp. 3.900%, 11/15/21	300,000	309,150
Hess Corp. 4.300%, 04/01/27 (b)	370,000	366,739
5.600%, 02/15/41	80,000	80,157
5.800%, 04/01/47	20,000	20,554
6.000%, 01/15/40	260,000	269,184
Kerr-McGee Corp. 6.950%, 07/01/24	400,000	475,338
Marathon Oil Corp. 2.700%, 06/01/20	200,000	199,995
2.800%, 11/01/22 (b)	370,000	359,703
3.850%, 06/01/25	35,000	34,756
4.400%, 07/15/27	405,000	412,989
MEG Energy Corp. 6.500%, 01/15/25 (144A)	35,000	34,169
7.000%, 03/31/24 (144A)	21,000	18,008
Petroleos Mexicanos 5.500%, 06/27/44	99,000	92,318
6.375%, 02/04/21	40,000	43,820
6.750%, 09/21/47	376,000	400,026
6.750%, 09/21/47 (144A)	195,000	207,460
QEP Resources, Inc. 5.250%, 05/01/23	80,000	77,800
Shell International Finance B.V. 4.375%, 05/11/45	405,000	434,266

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
SM Energy Co. 6.125%, 11/15/22 (b)	55,000	$55,138
Valero Energy Corp. 3.400%, 09/15/26	570,000	562,315
4.900%, 03/15/45	75,000	80,491
WPX Energy, Inc. 5.250%, 09/15/24	125,000	125,313
YPF S.A. 16.500%, 05/09/22 (144A) (ARS)	19,392,845	1,052,968

		7,525,002

Packaging & Containers—0.0%
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	125,000	138,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	75,000	78,270

		216,395

Pharmaceuticals—0.5%
Allergan Funding SCS 2.350%, 03/12/18	1,545,000	1,549,501
2.390%, 3M USD LIBOR + 1.080%, 03/12/18 (g)	205,000	205,679
3.000%, 03/12/20	1,060,000	1,082,184
Cardinal Health, Inc. 1.950%, 06/15/18	265,000	265,389
2.616%, 06/15/22	1,125,000	1,124,083
4.368%, 06/15/47	105,000	107,513
Mylan NV 3.000%, 12/15/18	245,000	247,766
3.150%, 06/15/21 (b)	300,000	305,257
3.750%, 12/15/20	325,000	336,961
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	520,000	518,182
Teva Pharmaceutical Finance Netherlands B.V. 1.700%, 07/19/19	200,000	197,109
2.200%, 07/21/21	125,000	120,350
2.800%, 07/21/23	55,000	52,459
Valeant Pharmaceuticals International, Inc. 6.500%, 03/15/22 (144A)	65,000	68,737
7.000%, 03/15/24 (144A)	30,000	32,028

		6,213,198

Pipelines—0.5%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 6.250%, 10/15/22	110,000	117,013
DCP Midstream Operating L.P. 3.875%, 03/15/23 (b)	20,000	19,600
4.950%, 04/01/22	26,000	26,975
5.600%, 04/01/44	50,000	46,625
Enbridge, Inc. 3.700%, 07/15/27	205,000	207,841

Pipelines—(Continued)
Energy Transfer Equity L.P. 7.500%, 10/15/20	125,000	140,781
Energy Transfer L.P. 4.050%, 03/15/25	180,000	182,491
5.950%, 10/01/43	20,000	21,414
Kinder Morgan Energy Partners L.P. 6.500%, 04/01/20	50,000	54,669
6.850%, 02/15/20	215,000	235,969
Kinder Morgan, Inc. 3.150%, 01/15/23	1,830,000	1,839,872
5.550%, 06/01/45	510,000	549,484
MPLX L.P. 4.125%, 03/01/27	375,000	381,816
5.200%, 03/01/47	65,000	68,054
NGPL PipeCo LLC 4.875%, 08/15/27 (144A)	15,000	15,718
Phillips 66 Partners L.P. 3.550%, 10/01/26	145,000	141,856
Plains All American Pipeline L.P. / PAA Finance Corp. 4.500%, 12/15/26 (b)	160,000	162,386
Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.500%, 11/01/23	275,000	288,181
Sabine Pass Liquefaction LLC 4.200%, 03/15/28	200,000	201,612
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	25,000	24,802
4.250%, 04/01/24	300,000	309,554
5.400%, 10/01/47 (b)	245,000	249,217
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	420,000	413,512
Williams Cos., Inc. (The) 3.700%, 01/15/23	70,000	69,650
4.550%, 06/24/24 (b)	21,000	21,735
7.875%, 09/01/21	25,000	29,375
Williams Partners L.P. 4.000%, 11/15/21	280,000	292,343
4.300%, 03/04/24	210,000	221,534

		6,334,079

Real Estate Investment Trusts—0.0%
Crown Castle International Corp. 3.200%, 09/01/24	110,000	109,478
3.400%, 02/15/21	105,000	108,104
Equinix, Inc. 5.875%, 01/15/26	135,000	148,331

		365,913

Retail—0.2%
CVS Health Corp. 2.800%, 07/20/20	595,000	605,257
3.875%, 07/20/25	324,000	337,936
5.125%, 07/20/45	535,000	615,279

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Home Depot, Inc. (The) 3.500%, 09/15/56	390,000	$359,632
Lithia Motors, Inc. 5.250%, 08/01/25 (144A)	15,000	15,581
Lowe’s Cos., Inc. 3.700%, 04/15/46	70,000	67,904
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	75,000	74,250

		2,075,839

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22 (144A)	1,310,000	1,331,853
3.625%, 01/15/24 (144A)	540,000	554,784
Intel Corp. 4.100%, 05/19/46	235,000	246,557
Lam Research Corp. 2.800%, 06/15/21	375,000	379,359
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	126,486
5.625%, 11/01/24 (144A)	20,000	22,025

		2,661,064

Software—0.1%
First Data Corp. 5.000%, 01/15/24 (144A)	40,000	41,532
5.375%, 08/15/23 (144A)	90,000	94,140
Microsoft Corp. 2.400%, 08/08/26	255,000	246,473
3.300%, 02/06/27	200,000	207,081
3.700%, 08/08/46	330,000	332,785
3.950%, 08/08/56	400,000	412,191
MSCI, Inc. 5.250%, 11/15/24 (144A) (b)	75,000	79,875
5.750%, 08/15/25 (144A)	65,000	70,931
Open Text Corp. 5.625%, 01/15/23 (144A)	80,000	83,800
5.875%, 06/01/26 (144A)	15,000	16,463
Quintiles IMS, Inc. 4.875%, 05/15/23 (144A)	95,000	98,800

		1,684,071

Telecommunications—0.6%
AT&T, Inc. 3.400%, 08/14/24	800,000	801,246
3.600%, 02/17/23	770,000	792,242
3.900%, 08/14/27	1,030,000	1,032,005
4.125%, 02/17/26	90,000	92,348
4.500%, 05/15/35	130,000	128,347
4.750%, 05/15/46	445,000	427,953
5.150%, 03/15/42	349,000	352,723
5.150%, 02/14/50	760,000	763,701

Telecommunications—(Continued)
Nokia Oyj 4.375%, 06/12/27	410,000	421,787
6.625%, 05/15/39	110,000	126,940
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	90,000	98,438
Sprint Corp. 7.125%, 06/15/24	100,000	112,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	525,000	532,875
Telecom Italia Capital S.A. 6.000%, 09/30/34	45,000	49,781
7.721%, 06/04/38	50,000	64,140
Verizon Communications, Inc. 4.400%, 11/01/34	535,000	535,342
4.500%, 08/10/33	755,000	773,565
5.012%, 08/21/54	263,000	263,768
5.250%, 03/16/37	80,000	87,731

		7,457,432

Transportation—0.1%
CSX Corp. 3.250%, 06/01/27	670,000	671,840
FedEx Corp. 4.550%, 04/01/46	315,000	335,499
4.750%, 11/15/45	125,000	136,132
Norfolk Southern Corp. 2.900%, 06/15/26	365,000	361,782

		1,505,253

Trucking & Leasing—0.0%
DAE Funding LLC 4.500%, 08/01/22 (144A)	15,000	15,373
5.000%, 08/01/24 (144A)	15,000	15,375

		30,748

Total Corporate Bonds & Notes (Cost $121,307,057)		123,418,677

Asset-Backed Securities—7.9%

Asset-Backed - Automobile—0.3%
AmeriCredit Automobile Receivables Trust 3.310%, 10/08/19	245,000	246,681
First Investors Auto Owner Trust 2.390%, 11/16/20 (144A)	285,000	285,855
Honor Automobile Trust Securitization 2.940%, 11/15/19 (144A)	556,911	558,946
Santander Drive Auto Receivables Trust 3.780%, 10/15/19 (144A)	195,000	196,664
4.670%, 01/15/20 (144A)	1,085,000	1,096,308
Westlake Automobile Receivables Trust 3.280%, 12/15/22 (144A)	1,015,000	1,012,743

		3,397,197

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—0.2%
GSAA Home Equity Trust 1.287%, 1M USD LIBOR + 0.050%, 12/25/46 (c) (g)	101,354	$76,245
1.337%, 1M USD LIBOR + 0.100%, 03/25/37 (c) (g)	1,037,839	562,610
1.477%, 1M USD LIBOR + 0.240%, 11/25/36 (c) (g)	301,098	186,676
1.537%, 1M USD LIBOR + 0.300%, 03/25/36 (c) (g)	1,139,253	871,526
5.985%, 06/25/36 (c) (g)	603,435	319,341
Morgan Stanley ABS Capital, Inc. Trust 1.387%, 1M USD LIBOR + 0.150%, 06/25/36 (c) (g)	41,443	37,572
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (c)	257,065	157,049
Soundview Home Loan Trust 1.487%, 1M USD LIBOR + 0.250%, 11/25/36 (c) (g)	485,000	395,920

		2,606,939

Asset-Backed - Other—7.4%
AMMC CLO, Ltd. 2.564%, 3M USD LIBOR + 1.250%, 07/25/29 (144A) (g)	1,340,000	1,351,725
Anchorage Capital CLO, Ltd. 2.814%, 3M USD LIBOR + 1.510%, 01/15/29 (144A) (g)	760,744	762,205
Apex Credit CLO, Ltd. 2.783%, 3M USD LIBOR + 1.470%, 04/24/29 (144A) (g)	1,315,000	1,322,302
Apidos CLO 2.286%, 3M USD LIBOR + 0.980%, 01/19/25 (144A) (g)	895,000	894,552
2.634%, 3M USD LIBOR + 1.330%, 01/16/27 (144A) (g)	480,000	480,691
Atlas Senior Loan Fund, Ltd. 2.554%, 3M USD LIBOR + 1.250%, 10/15/26 (144A) (g)	1,190,000	1,193,050
Avery Point CLO, Ltd. 2.414%, 3M USD LIBOR + 1.100%, 04/25/26 (144A) (g)	1,460,000	1,466,520
2.424%, 3M USD LIBOR + 1.120%, 01/18/25 (144A) (g)	1,275,000	1,276,847
Babson CLO, Ltd. 2.457%, 3M USD LIBOR + 1.150%, 07/20/25 (144A) (g)	340,000	341,175
Bain Capital Credit CLO, Ltd. 2.564%, 3M USD LIBOR + 1.250%, 07/20/30 (144A) (g)	815,000	818,325
Bayview Opportunity Master Fund Trust 3.105%, 09/28/32 (144A)	332,000	332,000
3.500%, 01/28/55 (144A) (g)	797,234	817,300
3.500%, 06/28/57 (144A) (g)	936,257	959,320
3.500%, 07/28/57 (144A) (g)	1,787,000	1,833,630
3.500%, 01/28/58 (144A) (g)	1,237,224	1,269,067
4.000%, 11/28/53 (144A) (g)	681,821	709,929
4.000%, 10/28/64 (144A) (g)	1,279,003	1,332,983

Asset-Backed - Other—(Continued)
Benefit Street Partners CLO, Ltd. 2.040%, 10/18/29 (144A) (g)	250,000	250,000
2.554%, 3M USD LIBOR + 1.250%, 07/15/29 (144A) (g)	320,000	322,149
BlueMountain CLO, Ltd. 2.571%, 3M USD LIBOR + 1.260%, 04/30/26 (144A) (g)	1,100,000	1,112,131
Carlyle Global Market Strategies CLO, Ltd. 2.787%, 3M USD LIBOR + 1.470%, 04/27/27 (144A) (g)	1,425,000	1,427,482
CBAM, Ltd. Zero Coupon, 10/17/29 (144A) (g)	1,215,000	1,215,000
Cent CLO, Ltd. 2.527%, 3M USD LIBOR + 1.210%, 07/27/26 (144A) (g)	930,000	930,154
2.611%, 3M USD LIBOR + 1.300%, 01/30/25 (144A) (g)	878,940	880,445
2.722%, 3M USD LIBOR + 1.410%, 11/07/26 (144A) (g)	755,000	756,604
CIFC Funding, Ltd. 2.161%, 3M USD LIBOR + 0.850%, 07/16/30 (144A) (g)	330,440	330,388
2.354%, 3M USD LIBOR + 1.050%, 04/18/25 (144A) (g)	1,585,000	1,587,490
2.517%, 3M USD LIBOR + 1.200%, 05/24/26 (144A) (g)	1,580,000	1,588,695
4.018%, 3M USD LIBOR + 2.700%, 12/05/24 (144A) (g)	950,000	954,073
Covenant Credit Partners CLO, Ltd. 3.226%, 10/15/29 (144A) (g)	445,000	446,357
Dryden Senior Loan Fund 2.057%, 3M USD LIBOR + 0.800%, 07/15/30 (144A) (g)	685,000	684,992
2.538%, 3M USD LIBOR + 1.210%, 07/18/30 (144A) (g)	1,280,000	1,290,708
2.734%, 3M USD LIBOR + 1.430%, 07/15/27 (144A) (g)	1,215,000	1,226,845
2.734%, 3M USD LIBOR + 1.430%, 10/15/28 (144A) (g)	1,604,000	1,617,488
Finance America Mortgage Loan Trust 2.287%, 1M USD LIBOR + 1.050%, 09/25/33 (c) (g)	85,659	83,226
Flatiron CLO, Ltd. 2.695%, 3M USD LIBOR + 1.250%, 05/15/30 (144A) (g)	810,000	817,544
Fremont Home Loan Trust 2.287%, 1M USD LIBOR + 1.050%, 12/25/33 (c) (g)	77,988	76,454
Galaxy CLO, Ltd. 2.554%, 3M USD LIBOR + 1.250%, 04/15/25 (144A) (g)	383,739	384,132
GMACM Home Equity Loan Trust 1.737%, 1M USD LIBOR + 0.500%, 10/25/34 (144A) (g)	61,204	59,310
GreatAmerica Leasing Receivables Funding LLC 1.720%, 04/22/19 (144A)	150,000	150,015

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Highbridge Loan Management, Ltd. 2.762%, 3M USD LIBOR + 1.450%, 05/05/27 (144A) (g)	895,000	$895,139
KKR CLO, Ltd. 2.644%, 3M USD LIBOR + 1.340%, 04/15/29 (144A) (g)	1,260,000	1,272,624
KKR Financial CLO, Ltd. 2.594%, 3M USD LIBOR + 1.290%, 04/15/29 (144A) (g)	565,000	570,869
Knollwood CDO, Ltd. 4.355%, 3M USD LIBOR + 3.200%, 01/10/39 (144A) (d) (e) (g)	619,697	0
Lendmark Funding Trust 2.830%, 12/22/25 (144A) (n)	680,000	680,296
3.260%, 04/21/25 (144A) (n)	875,000	878,559
Madison Park Funding, Ltd. 2.473%, 07/23/29 (144A) (g)	1,341,000	1,347,142
2.567%, 3M USD LIBOR + 1.260%, 07/20/26 (144A) (g)	1,485,000	1,497,327
Magnetite, Ltd. 2.314%, 3M USD LIBOR + 1.000%, 07/25/26 (144A) (g)	1,255,000	1,257,487
2.604%, 3M USD LIBOR + 1.300%, 04/15/26 (144A) (g)	865,000	869,703
2.634%, 3M USD LIBOR + 1.330%, 04/15/27 (144A) (g)	955,000	961,950
2.715%, 3M USD LIBOR + 1.400%, 11/15/28 (144A) (g)	1,522,000	1,539,212
2.814%, 3M USD LIBOR + 1.500%, 07/25/26 (144A) (g)	995,000	993,995
Nationstar HECM Loan Trust 1.968%, 05/25/27 (144A)	263,581	263,636
2.038%, 09/25/27 (144A) (g)	455,000	455,000
2.239%, 06/25/26 (144A) (g)	71,764	72,424
2.942%, 05/25/27 (144A)	100,000	100,321
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	1,249,000	1,239,728
3.214%, 02/15/51 (144A)	1,065,000	1,063,972
NRZ Advance Receivables Trust 3.107%, 12/15/50 (144A)	1,195,000	1,181,757
Oak Hill Advisors Residential Loan Trust 3.000%, 06/25/57 (144A)	513,127	513,393
Oak Hill Credit Partners, Ltd. 2.437%, 3M USD LIBOR + 1.130%, 07/20/26 (144A) (g)	455,000	456,412
Oaktree EIF, Ltd. 2.465%, 3M USD LIBOR + 1.150%, 11/15/25 (144A) (g)	1,505,000	1,506,400
2.865%, 3M USD LIBOR + 1.550%, 02/15/26 (144A) (g)	1,345,000	1,349,517
OCP CLO, Ltd. 2.715%, 3M USD LIBOR + 1.400%, 11/22/25 (144A) (g)	1,435,000	1,442,964
2.834%, 3M USD LIBOR + 1.530%, 04/17/27 (144A) (g)	1,230,000	1,230,113

Asset-Backed - Other—(Continued)
Octagon Investment Partners, Ltd. 2.424%, 3M USD LIBOR + 1.120%, 07/17/25 (144A) (g)	720,000	721,156
2.627%, 3M USD LIBOR + 1.320%, 03/17/30 (144A) (g)	725,000	736,548
OHA Loan Funding, Ltd. 2.584%, 3M USD LIBOR + 1.270%, 08/23/24 (144A) (g)	695,000	695,230
OneMain Financial Issuance Trust 2.370%, 09/14/32 (144A)	1,648,000	1,640,920
4.100%, 03/20/28 (144A)	1,835,000	1,866,870
OZLM Funding, Ltd. 2.213%, 3M USD LIBOR + 0.900%, 07/22/29 (144A) (g)	250,000	249,998
2.563%, 10/22/30 (144A) (g)	1,205,000	1,210,519
OZLM, Ltd. 2.761%, 3M USD LIBOR + 1.450%, 04/30/27 (144A) (g)	1,360,000	1,369,074
SBA Tower Trust 2.898%, 10/15/44 (144A)	845,000	850,232
Seneca Park CLO, Ltd. 2.424%, 3M USD LIBOR + 1.120%, 07/17/26 (144A) (g)	1,095,000	1,103,894
Shackleton CLO, Ltd. 2.464%, 3M USD LIBOR + 1.160%, 07/17/26 (144A) (g)	1,100,000	1,104,345
SoFi Consumer Loan Program LLC 2.500%, 05/26/26 (144A)	553,805	553,577
2.770%, 05/25/26 (144A)	279,152	280,331
3.090%, 10/27/25 (144A) (n)	577,050	582,947
3.280%, 01/26/26 (144A) (n)	473,921	480,222
Sound Point CLO, Ltd. 2.407%, 3M USD LIBOR + 1.100%, 01/21/26 (144A) (g)	1,415,000	1,415,889
2.703%, 3M USD LIBOR + 1.390%, 01/23/29 (144A) (g)	505,000	507,390
2.834%, 3M USD LIBOR + 1.530%, 04/15/27 (144A) (g)	1,315,000	1,316,937
Springleaf Funding Trust 2.680%, 07/15/30 (144A)	1,705,000	1,705,070
2.900%, 11/15/29 (144A)	960,000	962,677
SPS Servicer Advance Receivables Trust 2.750%, 11/15/49 (144A)	1,020,000	1,020,519
Symphony CLO, Ltd. 2.584%, 3M USD LIBOR + 1.280%, 07/14/26 (144A) (g)	1,295,000	1,295,144
2.974%, 1M USD LIBOR + 1.750%, 01/09/23 (144A) (g)	1,280,000	1,283,692
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (g)	996,062	991,106
2.750%, 02/25/55 (144A) (g)	241,333	242,616
2.750%, 08/25/55 (144A) (g)	814,037	817,646
2.750%, 10/25/56 (144A) (g)	2,107,930	2,119,027
2.750%, 04/25/57 (144A) (g)	594,943	598,132
2.750%, 06/25/57 (144A) (g)	2,585,440	2,597,806
3.000%, 03/25/54 (144A) (g)	59,835	60,374

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Treman Park CLO, Ltd. 2.677%, 3M USD LIBOR + 1.370%, 04/20/27 (144A) (g)	1,300,000	$1,310,926
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A)	368,000	368,100
3.250%, 04/25/59 (144A)	510,662	512,622
Vibrant CLO, Ltd. 2.565%, 3M USD LIBOR + 1.240%, 06/20/29 (144A) (g)	1,515,000	1,525,779
Voya CLO, Ltd. 2.784%, 3M USD LIBOR + 1.480%, 04/18/27 (144A) (g)	1,265,000	1,267,240
3.404%, 3M USD LIBOR + 2.100%, 04/18/27 (144A) (g)	440,000	440,871

		94,798,669

Total Asset-Backed Securities (Cost $101,011,494)		100,802,805

Mortgage-Backed Securities—5.0%

Collateralized Mortgage Obligations—2.7%
Adjustable Rate Mortgage Trust 1.737%, 1M USD LIBOR + 0.500%, 01/25/36 (g)	207,081	198,133
1.777%, 1M USD LIBOR + 0.540%, 11/25/35 (g)	244,618	243,076
Angel Oak Mortgage Trust LLC 2.478%, 07/25/47 (144A) (g)	715,512	713,698
2.810%, 01/25/47 (144A) (g)	222,960	222,915
Bear Stearns Adjustable Rate Mortgage Trust 3.594%, 07/25/36 (g)	457,001	450,946
Bear Stearns ALT-A Trust 1.717%, 1M USD LIBOR + 0.480%, 02/25/36 (g)	775,741	711,316
Bear Stearns Mortgage Funding Trust 1.417%, 1M USD LIBOR + 0.180%, 10/25/36 (g)	223,002	205,452
1.437%, 1M USD LIBOR + 0.200%, 02/25/37 (g)	708,805	698,219
COLT Mortgage Loan Trust 2.415%, 10/25/47 (144A) (g)	1,690,000	1,689,990
2.614%, 05/27/47 (144A) (g)	676,586	684,934
2.800%, 12/26/46 (144A) (g)	362,375	362,554
Countrywide Alternative Loan Trust 1.507%, 1M USD LIBOR + 0.270%, 01/25/36 (g)	153,874	145,839
1.557%, 1M USD LIBOR + 0.320%, 11/25/35 (g)	156,584	134,483
1.687%, 1M USD LIBOR + 0.450%, 04/25/35 (g)	312,271	280,109
2.037%, 1M USD LIBOR + 0.800%, 12/25/35 (g)	216,618	188,335
2.239%, 12M MTA + 1.350%, 08/25/35 (g)	383,419	339,034
5.500%, 11/25/35	879,122	776,000

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust 1.437%, 1M USD LIBOR + 0.200%, 04/25/46 (g)	366,127	319,232
1.917%, 1M USD LIBOR + 0.680%, 02/25/35 (g)	171,571	166,316
1.917%, 1M USD LIBOR + 0.680%, 03/25/35 (g)	59,980	55,484
3.382%, 06/20/35 (g)	23,216	23,363
3.391%, 09/25/47 (g)	693,979	648,873
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (g)	604,015	609,301
Deephaven Residential Mortgage Trust 2.453%, 06/25/47 (144A) (g)	580,032	576,763
2.725%, 12/26/46 (144A) (g)	387,716	386,692
Deutsche ALT-A Securities Mortgage Loan Trust 1.387%, 1M USD LIBOR + 0.150%, 12/25/36 (g)	455,739	416,298
Fannie Mae Connecticut Avenue Securities 5.587%, 1M USD LIBOR + 4.350%, 05/25/29 (g)	780,142	848,181
GreenPoint Mortgage Funding Trust 2.289%, 12M MTA + 1.400%, 10/25/45 (g)	284,859	241,446
GSR Mortgage Loan Trust 1.537%, 1M USD LIBOR + 0.300%, 01/25/37 (g)	885,193	623,264
3.395%, 01/25/36 (g)	693,948	693,494
6.000%, 07/25/37	366,916	339,155
IndyMac INDX Mortgage Loan Trust 3.482%, 10/25/35 (g)	62,735	60,594
JPMorgan Mortgage Trust 3.350%, 05/25/36 (g)	44,051	43,478
LSTAR Securities Investment, Ltd. 2.986%, 09/01/22 (144A) (g)	645,000	644,413
3.237%, 1M USD LIBOR + 2.000%, 02/01/22 (144A) (g)	821,187	821,710
3.237%, 1M USD LIBOR + 2.000%, 04/01/22 (144A) (g)	414,706	414,763
Master Adjustable Rate Mortgages Trust 3.441%, 11/21/34 (g)	173,840	178,022
MASTR Adjustable Rate Mortgages Trust 3.098%, 09/25/33 (g)	112,844	110,498
MFA Trust 2.588%, 02/25/57 (144A) (g)	443,653	441,795
Morgan Stanley Mortgage Loan Trust 3.484%, 05/25/36 (g)	255,064	202,707
Mortgage Repurchase Agreement Financing Trust 2.405%, 1M USD LIBOR + 1.170%, 06/10/19 (144A) (g)	1,688,000	1,687,992
New Residential Mortgage Loan Trust 2.737%, 1M USD LIBOR + 1.500%, 07/25/56 (144A) (g)	1,733,266	1,781,617
3.750%, 11/26/35 (144A) (g)	1,153,139	1,191,129
3.750%, 11/25/56 (144A) (g)	1,042,637	1,076,027

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust 4.000%, 02/25/57 (144A) (g)	2,100,841	$2,187,489
4.000%, 03/25/57 (144A) (g)	2,143,248	2,240,448
4.000%, 04/25/57 (144A) (g)	1,695,475	1,764,149
4.000%, 05/25/57 (144A) (g)	1,449,071	1,509,207
Residential Accredit Loans, Inc. Trust 1.537%, 1M USD LIBOR + 0.300%, 04/25/36 (g)	572,997	524,664
6.000%, 12/25/35	317,957	308,848
RFMSI Trust 3.631%, 08/25/35 (g)	114,559	91,955
Structured Adjustable Rate Mortgage Loan Trust 1.537%, 1M LIBOR + 0.300%, 09/25/34 (g)	75,421	70,206
WaMu Mortgage Pass-Through Certificates Trust 1.769%, 12M MTA + 0.880%, 10/25/46 (g)	310,447	278,060
3.084%, 06/25/37 (g)	175,348	165,247
Washington Mutual Mortgage Pass-Through Certificates 1.837%, 1M USD LIBOR + 0.600%, 07/25/36 (g)	130,894	93,302
Wells Fargo Mortgage-Backed Securities Trust 3.442%, 10/25/35 (g)	1,541,000	1,568,643
3.518%, 09/25/36 (g)	249,039	246,446
3.723%, 10/25/36 (g)	278,343	271,485

		33,967,789

Commercial Mortgage-Backed Securities—2.3%
Banc of America Commercial Mortgage Trust 3.261%, 09/15/48 (144A) (g) (n)	413,000	263,051
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,520,000	2,579,401
Bear Stearns Commercial Mortgage Securities Trust 5.276%, 10/12/42 (g)	145,000	131,950
CD Mortgage Trust 6.581%, 11/15/44 (g)	59,608	59,574
Citigroup Commercial Mortgage Trust 1.199%, 07/10/47 (g) (h)	4,383,802	241,928
1.296%, 04/10/48 (g) (h)	5,012,537	301,055
2.935%, 04/10/48	85,000	84,752
3.110%, 04/10/48 (144A)	245,000	179,081
3.616%, 02/10/49	310,000	321,703
3.762%, 06/10/48	295,000	309,761
3.818%, 11/10/48	220,000	231,269
Commercial Mortgage Loan Trust 6.267%, 12/10/49 (g)	30,512	30,491
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.957%, 02/10/47 (g) (h)	3,813,557	108,922
1.057%, 08/10/46 (g) (h)	1,065,795	33,690
2.002%, 10/15/45 (g) (h)	418,095	27,278
2.853%, 10/15/45	180,000	181,771

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.101%, 03/10/46	145,000	148,905
3.213%, 03/10/46	280,000	287,631
3.350%, 02/10/48	320,000	326,745
3.424%, 03/10/31 (144A)	1,065,000	1,114,074
3.612%, 06/10/46 (g)	260,000	272,498
3.620%, 07/10/50	130,000	135,123
3.694%, 08/10/47	395,000	412,491
3.765%, 02/10/49	295,000	308,659
3.796%, 08/10/47	225,000	236,556
3.902%, 07/10/50	210,000	221,730
3.961%, 03/10/47	235,125	249,173
4.074%, 02/10/47 (g)	115,000	122,935
4.205%, 08/10/46	100,035	108,038
4.210%, 08/10/46 (g)	175,000	189,070
4.236%, 02/10/47 (g)	100,000	107,891
4.735%, 10/15/45 (144A) (g) (n)	210,000	95,576
4.750%, 10/15/45 (144A) (g) (n)	355,000	228,407
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	32,166	31,673
CSAIL Commercial Mortgage Trust 1.001%, 06/15/57 (g) (h)	13,148,522	613,730
1.201%, 11/15/48 (g) (h)	1,155,070	66,625
1.969%, 01/15/49 (g) (h)	2,413,628	261,112
3.447%, 08/15/48	80,000	82,099
3.502%, 11/15/49	235,000	241,342
3.544%, 11/15/48	280,000	288,391
3.808%, 11/15/48	445,000	466,211
GS Mortgage Securities Corp. Trust 2.954%, 11/05/34 (144A)	1,200,000	1,213,808
3.633%, 06/05/31 (144A)	130,000	130,450
GS Mortgage Securities Trust 0.218%, 07/10/46 (g) (h)	12,353,021	58,994
1.521%, 08/10/44 (144A) (g) (h)	1,033,806	43,478
3.674%, 04/10/47 (144A) (n)	235,000	85,925
5.021%, 04/10/47 (144A) (g) (n)	465,000	329,334
JPMBB Commercial Mortgage Securities Trust 0.980%, 09/15/47 (g) (h)	4,698,256	150,258
3.611%, 05/15/48	150,000	155,774
3.879%, 10/15/48 (144A) (g) (n)	220,000	168,833
JPMorgan Chase Commercial Mortgage Securities Trust 2.733%, 10/15/45 (144A) (g) (n)	400,000	200,509
2.736%, 1M LIBOR + 1.500%, 02/12/51 (g)	1,218,267	1,191,365
3.905%, 05/05/30 (144A)	863,272	898,990
4.530%, 12/15/47 (144A) (g) (n)	130,000	102,928
6.068%, 02/12/51	145,921	146,047
LB-UBS Commercial Mortgage Trust 6.319%, 04/15/41 (g)	245,164	247,759
Morgan Stanley Bank of America Merrill Lynch Trust 1.259%, 10/15/48 (g) (h)	908,555	59,559
1.283%, 12/15/47 (g) (h)	2,912,433	145,914

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2.918%, 02/15/46	130,000	$132,281
3.134%, 12/15/48	315,000	323,825
3.176%, 08/15/45	245,000	252,015
3.732%, 05/15/48	155,000	162,719
3.766%, 11/15/46	180,000	188,846
4.259%, 10/15/46 (g)	115,000	123,578
4.500%, 08/15/45 (144A) (n)	220,000	156,575
Morgan Stanley Capital Trust 1.621%, 06/15/50 (g) (h)	1,727,127	169,199
2.782%, 08/15/49	210,000	205,310
3.337%, 12/15/49	175,000	178,565
3.596%, 12/15/49	320,000	332,757
5.327%, 07/15/49 (144A) (g) (n)	265,000	230,042
5.410%, 10/12/52 (144A) (g)	135,000	61,209
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (g)	150,000	148,555
UBS Commercial Mortgage Trust 1.310%, 08/15/50 (g) (h)	1,049,410	87,732
UBS-Barclays Commercial Mortgage Trust 1.693%, 02/15/50 (g) (h)	5,738,997	603,982
2.077%, 08/15/36 (144A) (g)	1,802,000	1,804,521
3.091%, 08/10/49	355,000	364,273
3.185%, 03/10/46	240,000	245,670
3.244%, 04/10/46	300,119	309,815
3.674%, 02/15/50	300,000	313,366
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,127,412
Wells Fargo Commercial Mortgage Trust 1.317%, 05/15/48 (g) (h)	3,893,232	232,680
1.323%, 09/15/57 (g) (h)	8,404,757	485,017
2.881%, 05/15/48 (144A) (g) (n)	510,000	322,068
2.918%, 10/15/45	319,760	325,934
2.942%, 10/15/49	70,000	69,048
3.290%, 05/15/48	230,000	234,879
3.356%, 09/15/58 (144A) (n)	245,000	154,195
3.453%, 07/15/50	165,000	169,352
3.560%, 01/15/59	230,000	238,474
3.637%, 06/15/48	190,000	197,933
3.839%, 09/15/58	225,000	237,458
3.957%, 12/15/47 (144A) (g)	72,000	60,165
4.239%, 05/15/48 (g)	80,000	69,981
WF-RBS Commercial Mortgage Trust 1.519%, 03/15/47 (g) (h)	2,374,562	125,795
2.870%, 11/15/45	400,000	405,945
2.875%, 12/15/45	175,000	177,297
3.016%, 11/15/47 (144A) (n)	550,000	235,151
3.071%, 03/15/45	185,000	189,346
3.345%, 05/15/45	100,000	102,023
3.607%, 11/15/47	190,000	197,380
3.723%, 05/15/47	190,000	199,298
3.995%, 05/15/47	160,281	170,566
4.045%, 03/15/47	40,000	42,666

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust 4.101%, 03/15/47	335,000	358,078
4.489%, 03/15/48 (144A) (g)	55,000	51,474
5.000%, 06/15/44 (144A) (g) (n)	105,000	87,516
5.766%, 04/15/45 (144A) (g)	255,000	255,547

		29,949,800

Total Mortgage-Backed Securities (Cost $63,792,519)		63,917,589

Floating Rate Loans (o)—1.2%

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 4.268%, 1M LIBOR + 3.000%, 05/14/22	151,644	152,192

Agriculture—0.0%
American Rock Salt Co. LLC 1st Lien Term Loan, 4.985%, 1M LIBOR + 3.750%, 05/20/21	174,976	174,976
Incremental Term Loan, 4.985%, 1M LIBOR + 3.750%, 05/20/21	119,306	119,306

		294,282

Building Materials—0.0%
Quikrete Holdings, Inc. 1st Lien Term Loan, 3.985%, 1M LIBOR + 2.750%, 11/15/23	129,025	129,025

Chemicals—0.0%
Univar, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 07/01/22	119,100	119,668

Commercial Services—0.1%
Acosta Holdco, Inc. Term Loan, 4.485%, 1M LIBOR + 3.250%, 09/26/21	154,452	137,751
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.235%, 1M LIBOR + 3.000%, 12/18/20	290,908	292,386
Jaguar Holding Co. II Term Loan, 4.037%, 3M LIBOR + 2.750%, 08/18/22	131,678	132,486
PSAV Holdings LLC Term Loan B, 4.788%, 3M LIBOR + 3.500%, 04/27/24	244,387	244,387
WEX, Inc. Term Loan B2, 3.985%, 1M LIBOR + 2.750%, 06/30/23	414,750	419,157

		1,226,167

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Computers—0.0%
Tempo Acquisition LLC Term Loan, 4.235%, 1M LIBOR + 3.000%, 05/01/24	209,475	$209,911
Xerox Business Services LLC Term Loan B, 5.235%, 1M LIBOR + 4.000%, 12/07/23	133,988	134,784

		344,695

Containers & Packaging—0.0%
Berry Plastics Group, Inc. Term Loan K, 3.485%,1M LIBOR + 2.250%, 02/08/20	215,905	216,883

Cosmetics/Personal Care—0.0%
Galleria Co. Term Loan B, 4.250%, 1M LIBOR + 3.000%, 09/29/23	90,000	90,055
Revlon Consumer Products Corp. Term Loan B, 4.735%, 1M LIBOR + 3.500%, 09/07/23	242,550	218,087

		308,142

Diversified Financial Services—0.0%
AlixPartners LLP Term Loan B, 4.333%, 3M LIBOR + 3.000%, 04/04/24	179,100	179,884

Electric—0.1%
Calpine Construction Finance Co. L.P. Term Loan B2, 3.740%, 1M LIBOR + 2.500%, 01/31/22	403,461	403,398
Helix Gen Funding LLC Term Loan B, 5.083%, 3M LIBOR + 3.750%, 06/02/24	99,315	100,521

		503,919

Energy Equipment & Services—0.0%
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.959%, 3M LIBOR + 6.500%, 05/16/21	105,000	102,605
Seadrill Partners Finco LLC Term Loan B, 4.333%, 3M LIBOR + 3.000%, 02/21/21	220,136	162,533

		265,138

Entertainment—0.0%
Golden Entertainment, Inc. 1st Lien Term Loan, 08/15/24 (p)	170,000	169,787

Food—0.0%
Albertson’s LLC Term Loan B4, 3.985%, 1M LIBOR + 2.750%, 08/25/21	175,578	169,364
Hostess Brands LLC Term Loan, 3.735%, 1M LIBOR + 2.500%, 08/03/22	108,898	109,465

Food—(Continued)
Post Holdings, Inc. Incremental Term Loan, 3.490%, 1M LIBOR + 2.250%, 05/24/24	164,588	165,112

		443,941

Healthcare-Products—0.0%
Avantor, Inc. 1st Lien Term Loan, 09/07/24 (p)	100,000	100,313

Healthcare-Services—0.1%
Community Health Systems, Inc. Term Loan H, 4.317%, 3M LIBOR + 3.000%, 01/27/21	85,665	85,332
Envision Healthcare Corp. Term Loan B, 4.240%, 1M LIBOR + 3.000%, 12/01/23	157,609	158,807
INC Research LLC Term Loan B, 3.485%, 1M LIBOR + 2.250%, 08/01/24	100,000	100,438
MPH Acquisition Holdings LLC Term Loan B, 4.333%, 3M LIBOR + 3.000%, 06/07/23	163,660	165,024
U.S. Renal Care, Inc. Term Loan B, 5.583%, 3M LIBOR + 4.250%, 12/31/22	255,450	248,265

		757,866

Insurance—0.1%
Asurion LLC Term Loan B4, 3.985%, 1M LIBOR + 2.750%, 08/04/22	321,159	322,564
Camelot UK Holdco, Ltd. Term Loan B, 4.735%, 1M LIBOR + 3.500%, 10/03/23	108,903	109,439
Hub International, Ltd. Term Loan B, 4.312%, 3M LIBOR + 3.000%, 10/02/20	336,538	339,041
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 3.985%, 1M LIBOR, 2.750%, 03/01/21	259,437	260,433
2nd Lien Term Loan, 6.985%, 1M LIBOR + 5.750%, 02/28/22	205,000	206,452
USI, Inc. Term Loan B, 4.314%, 3M LIBOR + 3.000%, 05/16/24	105,000	104,683

		1,342,612

Internet—0.0%
Go Daddy Operating Co. LLC Term Loan B, 3.735%, 1M LIBOR + 2.500%, 02/15/24	194,303	195,020
Zayo Group LLC Incremental Term Loan, 3.487%, 1M LIBOR + 2.250%, 01/19/24	75,071	75,243

		270,263

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Internet & Direct Marketing Retail—0.0%
Lands’ End, Inc. Term Loan B, 4.485%, 1M LIBOR + 3.250%, 04/04/21	157,409	$131,043

Leisure Time—0.0%
Delta 2 (LUX) S.a.r.l. Term Loan B3, 4.235%, 1M LIBOR + 3.000%, 02/01/24	275,000	276,313

Lodging—0.1%
Boyd Gaming Corp. Term Loan B3, 3.694%, 1 Week LIBOR + 2.500%, 09/15/23	126,780	127,290
Caesars Entertainment Operating Co. Term Loan, 03/31/24 (p)	160,000	160,343
La Quinta Intermediate Holdings LLC Term Loan B, 4.054%, 3M LIBOR + 2.750%, 04/14/21	240,698	242,391
MGM Growth Properties Operating Partnership L.P. Term Loan B, 3.485%, 1M LIBOR + 2.250%, 04/25/23	221,625	222,535

		752,559

Machinery-Diversified—0.0%
Gardner Denver, Inc. Term Loan B, 4.083%, 3M LIBOR + 2.750%, 07/30/24	242,393	242,862

Media—0.0%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.485%, 1M LIBOR + 3.250%, 07/23/21	99,934	94,937
Mission Broadcasting, Inc. Term Loan B2, 3.737%, 1M LIBOR + 2.500%, 01/17/24	9,390	9,424
Nexstar Broadcasting, Inc. Term Loan B2, 3.737%, 1M LIBOR + 2.500%, 01/17/24	75,008	75,282
Univision Communications, Inc. Term Loan C5, 3.985%, 1M LIBOR + 2.750%, 03/15/24	148,793	147,644

		327,287

Office/Business Equipment—0.0%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.522%, 2M LIBOR + 4.250%, 06/21/24	149,625	150,509

Oil & Gas—0.1%
California Resources Corp. Second Out Term Loan, 11.609%, 1M LIBOR + 10.375%, 12/31/21	130,000	139,067
Chesapeake Energy Corp. Term Loan, 8.814%, 3M LIBOR + 7.500%, 08/23/21	110,000	118,628

Oil & Gas—(Continued)
Fieldwood Energy LLC 1st Lien Term Loan, 4.208%, 3M LIBOR + 2.875%, 09/28/18	499,780	464,796
Foresight Energy LLC 1st Lien Term Loan, 7.083%, 3M LIBOR + 5.750%, 03/28/22	203,975	192,093
Paragon Offshore Finance Co. Takeback Term Loan B, 7.304%, 07/18/22	5,491	4,585
Term Loan B, 07/18/21 (c) (d) (e) (q)	899	0

		919,169

Packaging & Containers—0.1%
Caesars Growth Properties Holdings LLC Term Loan, 4.235%, 1M LIBOR + 3.000%, 05/08/21	208,042	208,445
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.299%, 3M LIBOR + 3.000%, 12/29/23	99,750	99,900
Reynolds Group Holdings, Inc. Term Loan, 4.235%, 1M LIBOR + 2.750%, 02/05/23	255,908	257,236

		565,581

Pharmaceuticals—0.1%
Change Healthcare Holdings, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 03/01/24	174,125	174,713
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.500%, 1M LIBOR + 4.250%, 04/29/24	169,575	171,483
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.990%, 1M LIBOR + 4.750%, 04/01/22	125,318	127,683

		473,879

Pipelines—0.0%
Energy Transfer Equity L.P. Term Loan B, 3.981%, 1M LIBOR + 2.750%, 02/02/24	325,000	326,799

Real Estate—0.0%
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.566%, 3M LIBOR + 3.250%, 11/04/21	399,043	400,456

Retail—0.1%
Bass Pro Group LLC Term Loan B, 6.235%, 1M LIBOR + 5.000%, 12/16/23	275,000	259,875
Harbor Freight Tools USA, Inc. Term Loan B, 4.485%, 1M LIBOR + 3.250%, 08/18/23	117,900	118,408
J. Crew Group, Inc. Term Loan B, 4.287%, 3M LIBOR + 3.000%, 03/05/21 (e)	311,427	179,460

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Neiman Marcus Group, Ltd. LLC Term Loan, 4.481%, 1M LIBOR + 3.250%, 10/25/20	224,998	$168,397
Party City Holdings, Inc. Term Loan, 4.321%, 3M LIBOR + 3.000%, 08/19/22	166,137	166,747
Staples, Inc. Term Loan B, 5.310%, 3M LIBOR + 4.000%, 08/06/24	130,000	129,513

		1,022,400

Semiconductors—0.0%
Entegris, Inc. Term Loan B, 3.485%, 1M LIBOR + 2.250%, 04/30/21	169,210	170,267

Software—0.2%
Almonde, Inc. 1st Lien Term Loan, 4.817%, 3M LIBOR + 3.500%, 06/13/24	125,000	125,664
First Data Corp. Term Loan, 3.487%, 1M LIBOR + 2.250%, 07/08/22	503,972	505,138
Infor (U.S.), Inc. Term Loan B6, 4.083%, 3M LIBOR + 2.750%, 02/01/22	246,160	245,987
Quintiles IMS, Inc. Term Loan B, 3.333%, 3M LIBOR + 2.000%, 03/07/24	669,825	674,919
SS&C Technologies, Inc. Term Loan B1, 3.485%, 1M LIBOR + 2.250%, 07/08/22	173,056	174,151
Term Loan B2, 3.485%, 1M LIBOR + 2.250%, 07/08/22	8,832	8,888

		1,734,747

Telecommunications—0.1%
CSC Holdings LLC 1st Lien Term Loan, 3.484%, 1M LIBOR + 2.250%, 07/17/25	108,011	107,460
Level 3 Financing, Inc. Term Loan B, 3.486%, 1M LIBOR + 2.250%, 02/22/24	365,000	365,326
Sprint Communications, Inc. 1st Lien Term Loan B, 3.750%, 1M LIBOR + 2.500%, 02/02/24	338,300	339,236
UPC Financing Partnership Term Loan AP, 3.984%, 1M LIBOR + 2.750%, 04/15/25	150,000	150,710

		962,732

Trading Companies & Distributors—0.0%
Neff Rental LLC 2nd Lien Term Loan, 7.664%, 3M LIBOR + 6.250%, 06/09/21	100,831	101,104

Trucking & Leasing—0.0%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 3.986%, 1M LIBOR + 2.750%, 04/03/22	239,400	240,148

Total Floating Rate Loans (Cost $15,908,337)		15,622,632

Municipals—0.5%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.899%, 12/01/40	805,000	1,051,853
City of Chicago IL, General Obligation Unlimited 7.045%, 01/01/29	515,000	569,441
7.375%, 01/01/33	450,000	516,587
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	55,000	69,506
Puerto Rico Commonwealth Government Employees Retirement System 6.150%, 07/01/38	1,990,000	766,150
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	680,000	1,004,285
7.600%, 11/01/40	300,000	469,425
State of Illinois, General Obligation Unlimited 5.665%, 03/01/18	1,190,000	1,206,696
5.877%, 03/01/19	310,000	324,093
State of Illinois, General Obligation Unlimited, Build America Bonds 5.163%, 02/01/18	85,000	85,793
5.375%, 07/01/18	455,000	464,732

Total Municipals (Cost $6,596,295)		6,528,561

Foreign Government—0.4%

Sovereign—0.4%
Instituto de Credito Oficial 0.500%, 12/15/17 (EUR)	255,000	301,767
Italy Buoni Poliennali Del Tesoro 3.500%, 11/01/17 (EUR)	420,000	497,917
Italy Certificati di Credito del Tesoro/ CCTS-eu 0.558%, 6M EURIBOR + 0.800%, 10/15/17 (EUR) (g)	430,000	508,371
Mexico Government International Bonds 5.750%, 10/12/2110	598,000	641,056
Oman Government International Bonds 5.375%, 03/08/27 (144A)	585,000	601,037
6.500%, 03/08/47 (144A)	635,000	652,855
Qatar Government International Bonds 5.250%, 01/20/20 (144A)	600,000	636,206
Saudi Government International Bonds 4.625%, 10/04/47 (144A)	1,345,000	1,353,126
Spain Government Bonds 0.500%, 10/31/17 (EUR)	430,000	508,529

Total Foreign Government (Cost $5,649,003)		5,700,864

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Warrant—0.0%

Security Description	Principal Amount*	Value

Food Products—0.0%
Simply Good Foods Co. (The), Expires 07/07/22 (a) (Cost $96,828)	48,173	$102,609

Short-Term Investments—2.6%

Commercial Paper—0.1%
Bank of Nova Scotia Zero Coupon, 10/02/17	125,000	100,172
Toronto Dominion Bank
Zero Coupon, 10/25/17 (CAD)	125,000	100,098
Zero Coupon, 11/06/17 (CAD)	635,000	508,300

		708,570

Foreign Government—0.8%
Argentina Treasury Bills 2.751%, 11/10/17 (r)	125,596	125,210
2.762%, 11/24/17 (r)	127,404	126,865
2.797%, 01/26/18 (r)	293,531	290,702
3.074%, 06/15/18 (r)	1,404,336	1,372,337
3.110%, 12/15/17 (r)	748,588	744,107
3.150%, 05/24/18 (r)	419,524	411,612
3.312%, 04/27/18 (r)	753,250	739,614
Japan Treasury Bills 0.000%, 10/02/17 (JPY) (r)	175,000,000	1,555,210
0.000%, 10/10/17 (JPY) (r)	175,200,000	1,557,018
0.000%, 10/16/17 (JPY) (r)	100,000,000	888,727
0.000%, 11/20/17 (JPY) (r)	101,200,000	899,510
0.000%, 12/11/17 (JPY) (r)	33,850,000	300,897
0.000%, 12/18/17 (JPY) (r)	174,950,000	1,555,193

		10,567,002

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $22,194,352 on 10/02/17, collateralized by $23,090,000 U.S. Treasury Note at 1.125% due 09/30/21 with a value of $22,639,352.	22,194,130	22,194,130

Total Short-Term Investments (Cost $33,652,024)		33,469,702

Securities Lending Reinvestments (s)—1.6%

Certificates of Deposit—0.9%
Bank of China, Ltd. 1.540%, 10/23/17	500,000	500,000
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (g)	750,000	750,157
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (g)	500,000	500,000

Certificates of Deposit—(Continued)
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (g)	500,000	500,049
Credit Suisse AG New York 1.494%, 1M LIBOR + 0.260%, 10/16/17 (g)	1,000,000	1,000,048
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (g)	500,000	500,000
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (g)	2,500,000	2,500,875
Natixis New York 1.396%, 1M LIBOR + 0.160%, 11/13/17 (g)	1,000,000	1,000,046
Norinchukin Bank New York 1.486%, 1M LIBOR + 0.250%, 10/13/17 (g)	1,000,000	1,000,037
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (g)	500,000	500,041
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (g)	500,000	499,985
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (g)	1,000,000	1,000,100
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (g)	900,000	900,217

		11,151,555

Commercial Paper—0.3%
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (g)	1,500,000	1,500,256
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (g)	500,000	500,027
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (g)	500,000	500,116
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (g)	1,300,000	1,300,241

		3,800,640

Repurchase Agreements—0.3%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,214,212 on 10/02/17, collateralized by $2,019,171 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18—08/15/47, with a value of $1,238,388.	1,214,106	1,214,106

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (s)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $600,053 on 10/02/17, collateralized by $610,805 U.S. Treasury and Foreign Obligations with rates ranging from 1.000%—3.125%, maturity dates ranging from 06/15/18—08/15/45, with a value of $612,000.	600,000	$600,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $355,686 on 01/02/18, collateralized by various Common Stock with a value of $385,000.	350,000	350,000
Deutsche Bank AG, London
Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $83,967 on 10/02/17, collateralized by $84,455 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $85,639.	83,959	83,959
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $400,042 on 10/02/17, collateralized by $407,432 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $408,000.	400,000	400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $71,387 on 10/02/17, collateralized by $71,734 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $72,808.	71,380	71,380
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $60,456 on 10/02/17, collateralized by $57,990 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $61,707.	60,451	60,451
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,428,795 on 01/02/18, collateralized by various Common Stock with a value of $1,540,000.	1,400,000	1,400,000

		4,379,896

Time Deposits—0.1%
Credit Agricole S.A. 1.080%, 10/02/17	38,114	38,114
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	37,352	37,352
Landesbank Hessen-Thuringen 1.170%, 10/02/17	45,756	45,756
Standard Chartered plc 1.200%, 10/02/17	48,864	48,864
Svenska 1.050%, 10/02/17	500,000	500,000

		670,086

Total Securities Lending Reinvestments (Cost $19,999,982)		20,002,177

Purchased Options—0.1% (Cost $989,190)		737,362
Total Investments—109.2% (Cost $1,280,569,129)		1,402,209,623
Other assets and liabilities (net)—(9.2)%		(117,944,695)

Net Assets—100.0%		$1,284,264,928

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $19,518,832 and the collateral received consisted of cash in the amount of $19,999,982. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of September 30, 2017, these securities represent 0.4% of net assets.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	Interest only security.
(i)	Principal only security.

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2017, the market value of securities pledged was $3,328,832.
(k)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2017, the market value of securities pledged was $1,429,848.
(l)	Principal amount of security is adjusted for inflation.
(m)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $2,395,518.
(n)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $5,282,134, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(o)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(p)	This loan will settle after September 30, 2017, at which time the interest rate will be determined.
(q)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(r)	The rate shown represents current yield to maturity.
(s)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $162,889,010, which is 12.7% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(ICE)—	Intercontinental Exchange, Inc.
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(NZD)—	New Zealand Dollar

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Banc of America Commercial Mortgage Trust, 3.261%, 09/15/48	01/21/16 - 02/01/16	$413,000	$220,480	$263,051
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.750%, 10/15/45	02/18/15	355,000	256,041	228,407
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.735%, 10/15/45	12/05/14 - 03/29/17	210,000	149,074	95,576
GS Mortgage Securities Trust, 5.021%, 04/10/47	03/27/14 - 06/20/14	465,000	425,541	329,334
GS Mortgage Securities Trust, 3.674%, 04/10/47	04/03/14	235,000	147,173	85,925
JPMBB Commercial Mortgage Securities Trust, 3.879%, 10/15/48	10/23/15	220,000	171,884	168,833
JPMorgan Chase Commercial Mortgage Securities Trust, 2.733%, 10/15/45	05/19/15	400,000	269,984	200,509
JPMorgan Chase Commercial Mortgage Securities Trust, 4.530%, 12/15/47	03/17/14	130,000	105,300	102,928
Lendmark Funding Trust, 3.260%, 04/21/25	10/26/16	875,000	874,901	878,559
Lendmark Funding Trust, 2.830%, 12/22/25	06/22/17	680,000	679,861	680,296
Morgan Stanley Bank of America Merrill Lynch Trust, 4.500%, 08/15/45	07/10/14	220,000	173,388	156,575
Morgan Stanley Capital Trust, 5.327%, 07/15/49	03/13/15	265,000	242,868	230,042
SoFi Consumer Loan Program LLC, 3.090%, 10/27/25	07/26/16	577,050	576,960	582,947
SoFi Consumer Loan Program LLC, 3.280%, 01/26/26	01/20/17	473,921	473,881	480,222
WF-RBS Commercial Mortgage Trust, 5.000%, 06/15/44	03/27/14	105,000	94,365	87,516
WF-RBS Commercial Mortgage Trust, 3.016%, 11/15/47	11/05/14	550,000	362,270	235,151
Wells Fargo Commercial Mortgage Trust, 3.356%, 09/15/58	09/24/15	245,000	147,153	154,195
Wells Fargo Commercial Mortgage Trust, 2.881%, 05/15/48	09/15/15	510,000	315,702	322,068

				$5,282,134

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	(4,800,000)	$(4,835,250)	$(4,827,041)
Fannie Mae 15 Yr. Pool	2.500%	TBA	(9,965,000)	(10,108,186)	(10,032,731)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(3,500,000)	(3,578,750)	(3,574,922)
Fannie Mae 30 Yr. Pool	2.500%	TBA	(14,100,000)	(13,782,750)	(13,648,360)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(21,975,000)	(22,206,710)	(22,047,104)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(9,105,000)	(9,783,290)	(9,773,648)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(1,850,000)	(2,019,969)	(2,017,952)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(200,000)	(220,500)	(220,418)

Totals				$(66,535,405)	$(66,142,176)

Forward Foreign Currency Exchange Contracts

Contracts toBuy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EGP	497,000	Goldman Sachs International	03/06/18	$26,158	$855
EGP	622,000	Goldman Sachs International	03/06/18	32,823	983
EGP	1,367,000	Goldman Sachs International	03/06/18	74,781	(483)

Contracts toDeliver
AUD	190,000	Goldman Sachs International	11/29/17	152,480	3,545
AUD	290,000	Deutsche Bank AG	01/24/18	226,648	(540)
CAD	125,000	JPMorgan Chase Bank N.A.	10/02/17	102,335	2,155
CAD	370,000	JPMorgan Chase Bank N.A.	10/06/17	304,325	7,781
CAD	370,000	HSBC Bank plc	10/18/17	302,846	6,278
CAD	125,000	Goldman Sachs International	10/25/17	101,224	1,027
CAD	635,000	Citibank N.A.	11/06/17	513,173	4,136
CAD	455,000	Goldman Sachs International	11/14/17	375,793	11,035
EGP	2,486,000	Goldman Sachs International	03/06/18	127,947	(7,170)
EUR	430,000	Barclays Bank plc	10/16/17	513,621	5,049
EUR	2,267,000	Morgan Stanley & Co. International plc	10/31/17	2,683,348	(15)
EUR	430,000	Societe Generale Paris	10/31/17	518,503	9,528
EUR	420,000	Morgan Stanley & Co. International plc	11/01/17	505,862	8,698
EUR	255,000	Citibank N.A.	12/15/17	307,800	5,204
JPY	175,000,000	JPMorgan Chase Bank N.A.	10/02/17	1,608,534	53,324
JPY	175,200,000	Deutsche Bank AG	10/10/17	1,611,021	53,515
JPY	100,000,000	Barclays Bank plc	10/16/17	919,709	30,487
JPY	1,518,000,000	UBS AG	10/16/17	13,633,694	135,317
JPY	101,200,000	HSBC Bank plc	11/20/17	932,185	30,908
JPY	33,850,000	Morgan Stanley & Co. International plc	12/11/17	307,141	5,352
JPY	174,950,000	Credit Suisse International	12/18/17	1,565,330	4,848
NZD	280,000	HSBC Bank plc	10/19/17	203,866	1,687

Net Unrealized Appreciation					$373,504

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/15/17	22	USD	$2,767,710	$57,594
U.S. Treasury Long Bond Futures	12/19/17	41	USD	6,265,313	(83,794)
U.S. Treasury Note 10 Year Futures	12/19/17	40	USD	5,012,500	(28,948)
U.S. Treasury Note 2 Year Futures	12/29/17	133	USD	28,688,516	(78,742)
U.S. Treasury Note 5 Year Futures	12/29/17	309	USD	36,307,500	(210,176)
U.S. Treasury Note Ultra 10 Year Futures	12/19/17	98	USD	13,164,156	(231,100)
U.S. Treasury Ultra Long Bond Futures	12/19/17	162	USD	26,750,250	(419,357)

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	09/17/18	(204)	USD	$(50,092,200)	$32,646
United Kingdom Long Gilt Bond Futures	12/27/17	(71)	GBP	(11,785,938)	288,692

Net Unrealized Depreciation					$(673,185)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - OTC - 10 Year Interest Rate Swap	2.450%	Barclays Bank plc	3M LIBOR	Receive	08/02/27	USD	2,900,000	$418,147	$321,365	$(96,782)
Put - OTC - 10 Year Interest Rate Swap	2.450%	Barclays Bank plc	3M LIBOR	Pay	08/02/27	USD	2,900,000	571,043	415,997	(155,046)

Totals								$989,190	$737,362	$(251,828)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Receive	CPI-U	1.810%	Annually	09/04/25	Bank of America N.A.	USD	3,803,000	$49,577	$—	$49,577

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M CDOR	2.250%	Semi-Annually	12/18/21	CAD	49,685,000	$(21,488)	$(42,440)	$20,952
Receive	3M LIBOR	2.142%	Semi-Annually	05/15/24	USD	1,405,000	(3,327)	—	(3,327)
Receive	3M LIBOR	2.202%	Semi-Annually	05/15/24	USD	1,405,000	(8,586)	—	(8,586)
Receive	3M LIBOR	2.202%	Semi-Annually	05/15/24	USD	1,405,000	(8,586)	—	(8,586)
Receive	3M LIBOR	2.275%	Semi-Annually	07/14/27	USD	4,200,000	(1,266)	—	(1,266)
Receive	3M LIBOR	2.553%	Semi-Annually	08/03/47	USD	375,000	(1,604)	—	(1,604)
Receive	Federal Funds Rate Compounded -OIS	1.625%	Annually	11/14/26	USD	2,610,000	50,136	—	50,136

Totals							$5,279	$(42,440)	$47,719

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
CDX.NA.HY.28.V1	(5.000%)	Quarterly	06/20/22	3.132%	USD	6,400,000	$(493,920)	$(474,363)	$(19,557)

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
CDX.EM.27.V1	1.000%	Quarterly	06/20/22	1.725%	USD	5,859,000	$(184,500)	$(254,275)	$69,775
CDX.NA.IG.29.V1	1.000%	Quarterly	12/20/22	0.556%	USD	5,365,000	117,166	111,497	5,669
CDX.NA.HY.28.V1	5.000%	Quarterly	06/20/22	3.132%	USD	950,000	73,316	70,253	3,063
CDX.NA.HY.29.V1	5.000%	Quarterly	12/20/22	3.251%	USD	4,910,000	384,541	376,185	8,356
CDX.NA.IG.28.V1	1.000%	Quarterly	06/20/22	0.528%	USD	2,200,000	46,605	43,697	2,908
ITRAXX.EUR.28.V1	1.000%	Quarterly	12/20/22	0.566%	EUR	3,185,000	84,261	82,384	1,877
ITRAXX.XO.27.V1	5.000%	Quarterly	06/20/22	2.147%	EUR	2,390,000	354,742	324,867	29,875
ITRAXX.XO.28.V1	5.000%	Quarterly	12/20/22	2.526%	EUR	855,000	118,599	117,449	1,150

Net Unrealized Appreciation							$994,730	$872,057	$122,673

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Federative Republic of Brazil	1.000%	Quarterly	06/20/22	Deutsche Bank AG	1.755%	USD	320,000	$(10,652)	$(12,092)	$1,440
Republic of South Africa	1.000%	Quarterly	06/20/22	Morgan Stanley & Co. International plc	1.695%	USD	315,000	(9,670)	(9,737)	67
Republic of Turkey	1.000%	Quarterly	06/20/22	BNP Paribas S.A.	1.696%	USD	315,000	(9,676)	(8,509)	(1,167)
United Mexican States 4.150%, due 03/28/27	1.000%	Quarterly	06/20/22	Deutsche Bank AG	0.985%	USD	305,000	204	413	(209)

Totals								$(29,794)	$(29,925)	$131

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.6-2	(0.110%)	Monthly	05/25/46	JPMorgan Chase Bank N.A.	0.000%	USD	228,988	$(16,344)	$32,095	$(48,439)
CMBX.NA.A.7	(2.000%)	Monthly	01/17/47	JPMorgan Chase Bank N.A.	0.000%	USD	355,000	11,961	(7,572)	19,533
CMBX.NA.A.9	(2.000%)	Monthly	09/17/58	Deutsche Bank AG	0.000%	USD	185,000	8,162	9,450	(1,288)
CMBX.NA.A.9	(2.000%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	615,000	27,133	21,727	5,406
CMBX.NA.A.9	(2.000%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	280,000	12,353	12,474	(121)
CMBX.NA.AA.7	(1.500%)	Monthly	01/17/47	Credit Suisse International	0.000%	USD	600,000	(635)	19,045	(19,680)
CMBX.NA.AA.7	(1.500%)	Monthly	01/17/47	Credit Suisse International	0.000%	USD	635,000	(672)	20,156	(20,828)
CMBX.NA.AA.7	(1.500%)	Monthly	01/17/47	Credit Suisse International	0.000%	USD	735,000	(778)	23,330	(24,108)
CMBX.NA.AA.7	(1.500%)	Monthly	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	80,000	(85)	946	(1,031)
CMBX.NA.AA.8	(1.500%)	Monthly	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	265,000	3,865	10,823	(6,958)
CMBX.NA.AAA.8	(0.500%)	Monthly	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	170,000	(611)	285	(896)
CMBX.NA.AAA.8	(0.500%)	Monthly	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	505,000	(1,816)	4,470	(6,286)

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.9	(0.500%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	1,080,000	$1,586	$13,548	$(11,962)
CMBX.NA.AM.9	(0.500%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	510,000	749	7,377	(6,628)
CMBX.NA.AM.9	(0.500%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	170,000	250	1,365	(1,115)
CMBX.NA.AS.7	(1.000%)	Monthly	01/17/47	Credit Suisse International	0.000%	USD	825,000	(7,390)	15,285	(22,675)
CMBX.NA.AS.8	(1.000%)	Monthly	10/17/57	Deutsche Bank AG	0.000%	USD	210,000	(1,450)	15,785	(17,235)
CMBX.NA.BB.9	(5.000%)	Monthly	09/17/58	Credit Suisse International	0.000%	USD	645,000	128,426	135,812	(7,386)
CMBX.NA.BBB-.10	(3.000%)	Monthly	11/17/59	Morgan Stanley & Co. International plc	0.000%	USD	315,000	37,623	24,793	12,830
CMBX.NA.BBB-.10	(3.000%)	Monthly	11/17/59	Morgan Stanley & Co. International plc	0.000%	USD	195,000	23,290	12,849	10,441
CMBX.NA.BBB-.10	(3.000%)	Monthly	11/17/59	Morgan Stanley & Co. International plc	0.000%	USD	155,000	18,513	15,341	3,172
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Credit Suisse International	0.000%	USD	375,000	41,523	34,662	6,861
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Credit Suisse International	0.000%	USD	300,000	33,218	29,605	3,613
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Credit Suisse International	0.000%	USD	255,000	28,236	25,164	3,072
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Deutsche Bank AG	0.000%	USD	175,000	19,377	22,550	(3,173)
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Deutsche Bank AG	0.000%	USD	170,000	18,824	12,815	6,009
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Deutsche Bank AG	0.000%	USD	165,000	18,270	16,233	2,037
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Goldman Sachs International	0.000%	USD	1,020,000	112,942	98,003	14,939
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Goldman Sachs International	0.000%	USD	175,000	19,377	25,231	(5,854)
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Goldman Sachs International	0.000%	USD	175,000	19,377	15,318	4,059
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	715,000	79,170	53,646	25,524
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	385,000	42,630	40,214	2,416
CMBX.NA.BBB-.7	(3.000%)	Monthly	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	150,000	16,609	12,623	3,986
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	Deutsche Bank AG	0.000%	USD	540,000	68,746	66,637	2,109
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	Goldman Sachs International	0.000%	USD	580,000	73,838	72,471	1,367
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	Goldman Sachs International	0.000%	USD	215,000	27,371	24,816	2,555
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	380,000	48,377	45,474	2,903
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	140,000	17,823	15,385	2,438

Totals								$929,838	$1,000,231	$(70,393)

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN .AAA.06-2	0.110%	Monthly	05/25/46	Barclays Bank plc	0.000%	USD	228,988	$(21,181)	$(6,298)	$(14,883)
CMBX.NA.A.6	2.000%	Monthly	05/11/63	Goldman Sachs International	0.000%	USD	355,000	(20,924)	4,634	(25,558)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	91,000	(22,100)	(15,473)	(6,627)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	265,000	(64,356)	(39,508)	(24,848)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	270,000	(65,570)	(53,314)	(12,256)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	460,000	(111,712)	(85,670)	(26,042)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	465,000	(112,926)	(86,601)	(26,325)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	465,000	(112,926)	(86,601)	(26,325)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	465,000	(112,926)	(86,601)	(26,325)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	645,000	(156,640)	(135,820)	(20,820)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Goldman Sachs International	0.000%	USD	304,000	(73,827)	(50,355)	(23,472)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Goldman Sachs International	0.000%	USD	530,000	(128,712)	(58,813)	(69,899)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	190,000	(46,142)	(35,385)	(10,757)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	Bank of America N.A.	0.000%	USD	335,000	(88,741)	(24,355)	(64,386)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	Credit Suisse International	0.000%	USD	225,000	(59,602)	(63,886)	4,284
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	Credit Suisse International	0.000%	USD	550,000	(145,694)	(156,166)	10,472
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	Goldman Sachs International	0.000%	USD	151,000	(40,000)	(18,106)	(21,894)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	Goldman Sachs International	0.000%	USD	580,000	(153,641)	(181,510)	27,869
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	160,000	(42,384)	(46,535)	4,151
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	190,000	(50,331)	(55,341)	5,010
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	1,289,000	(341,454)	(365,997)	24,543
CMBX.NA.BB.9	5.000%	Monthly	09/15/58	Goldman Sachs International	0.000%	USD	130,000	(25,884)	(36,481)	10,597
CMBX.NA.BB.9	5.000%	Monthly	09/15/58	Goldman Sachs International	0.000%	USD	250,000	(49,777)	(70,766)	20,989
CMBX.NA.BB.9	5.000%	Monthly	09/17/58	Goldman Sachs International	0.000%	USD	10,000	(1,991)	(2,859)	868
CMBX.NA.BB.9	5.000%	Monthly	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	255,000	(50,773)	(80,525)	29,752
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	185,000	(28,052)	(26,509)	(1,543)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	Goldman Sachs International	0.000%	USD	660,000	(100,076)	(74,951)	(25,125)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	90,000	(13,647)	(8,031)	(5,616)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	830,000	(125,853)	(124,759)	(1,094)
PRIMEX.ARM.2	4.580%	Monthly	12/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	442,014	—	13,273	(13,273)

Totals								$(2,367,842)	$(2,059,309)	$(308,533)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EGP)—	Egyptian Pound
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(NZD)—	New Zealand Dollar
(USD)—	United States Dollar
(ABX.HE.PEN)—	Markit Asset-Backed Home Equity Penultimate Index
(CDOR)—	Canadian Dollar Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AA)—	Markit North America AA Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.AS)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(LIBOR)—	London Interbank Offered Rate
(ITRAXX.EUR)—	Markit iTraxx Europe Index
(ITRAXX.XO)—	Markit iTraxx Crossover Index
(PRIMEX.ARM)---	Markit PrimeX Adjustable RateMortgage Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$25,257,462	$—	$—	$25,257,462
Air Freight & Logistics	2,990,289	—	—	2,990,289
Airlines	2,209,069	—	—	2,209,069
Automobiles	3,095,141	—	—	3,095,141
Banks	42,006,336	—	—	42,006,336

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Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Beverages	$25,352,043	$—	$—	$25,352,043
Biotechnology	13,494,697	—	—	13,494,697
Capital Markets	10,405,990	—	—	10,405,990
Chemicals	17,325,561	—	—	17,325,561
Communications Equipment	4,282,152	—	—	4,282,152
Construction Materials	2,848,220	—	—	2,848,220
Consumer Finance	11,814,884	—	—	11,814,884
Containers & Packaging	9,435,761	—	—	9,435,761
Diversified Telecommunication Services	12,211,311	—	—	12,211,311
Electric Utilities	25,580,892	—	—	25,580,892
Electrical Equipment	10,855,120	—	—	10,855,120
Electronic Equipment, Instruments & Components	1,155,973	—	—	1,155,973
Energy Equipment & Services	843,585	—	—	843,585
Equity Real Estate Investment Trusts	25,862,955	—	—	25,862,955
Food & Staples Retailing	6,236,376	—	—	6,236,376
Food Products	17,019,889	—	—	17,019,889
Gas Utilities	1,863,060	—	—	1,863,060
Health Care Equipment & Supplies	29,945,580	—	—	29,945,580
Health Care Providers & Services	29,139,636	—	—	29,139,636
Hotels, Restaurants & Leisure	11,118,945	—	—	11,118,945
Household Durables	4,064,148	—	—	4,064,148
Independent Power and Renewable Electricity Producers	2,027,240	—	—	2,027,240
Industrial Conglomerates	7,577,915	—	—	7,577,915
Insurance	34,634,591	—	—	34,634,591
Internet & Direct Marketing Retail	22,678,495	—	—	22,678,495
Internet Software & Services	44,729,130	—	—	44,729,130
IT Services	31,901,806	—	—	31,901,806
Life Sciences Tools & Services	3,885,222	—	—	3,885,222
Machinery	22,368,239	—	—	22,368,239
Marine	549,957	—	—	549,957
Media	24,824,062	—	—	24,824,062
Metals & Mining	1,405,443	—	—	1,405,443
Multi-Utilities	4,382,706	—	—	4,382,706
Oil, Gas & Consumable Fuels	41,761,717	4,605	7,279	41,773,601
Personal Products	7,006,811	—	—	7,006,811
Pharmaceuticals	32,862,169	—	—	32,862,169
Professional Services	5,242,104	—	—	5,242,104
Road & Rail	4,783,102	—	—	4,783,102
Semiconductors & Semiconductor Equipment	36,936,510	—	—	36,936,510
Software	29,862,223	—	—	29,862,223
Specialty Retail	8,794,187	—	—	8,794,187
Technology Hardware, Storage & Peripherals	25,395,200	—	—	25,395,200
Textiles, Apparel & Luxury Goods	6,603,762	—	—	6,603,762
Tobacco	13,981,876	—	—	13,981,876
Total Common Stocks	760,609,542	4,605	7,279	760,621,426
Total U.S. Treasury & Government Agencies*	—	271,285,219	—	271,285,219
Corporate Bonds & Notes
Aerospace/Defense	—	439,996	—	439,996
Agriculture	—	4,001,666	—	4,001,666
Airlines	—	678,348	—	678,348
Auto Manufacturers	—	2,615,954	—	2,615,954
Auto Parts & Equipment	—	557,874	—	557,874
Banks	—	40,869,445	0	40,869,445
Beverages	—	3,363,043	—	3,363,043
Biotechnology	—	909,443	—	909,443
Building Materials	—	354,686	—	354,686
Chemicals	—	889,169	—	889,169
Commercial Services	—	1,622,448	—	1,622,448

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Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Computers	$—	$2,258,935	$—	$2,258,935
Diversified Financial Services	—	2,416,292	—	2,416,292
Electric	—	4,513,768	—	4,513,768
Electronics	—	274,125	—	274,125
Engineering & Construction	—	1,248,423	—	1,248,423
Entertainment	—	164,600	—	164,600
Environmental Control	—	71,887	—	71,887
Food	—	1,310,347	—	1,310,347
Gas	—	98,800	—	98,800
Healthcare-Products	—	1,560,283	—	1,560,283
Healthcare-Services	—	2,371,428	—	2,371,428
Home Builders	—	209,945	—	209,945
Insurance	—	1,024,031	—	1,024,031
Internet	—	1,042,254	—	1,042,254
Iron/Steel	—	1,282,589	—	1,282,589
Machinery-Construction & Mining	—	79,500	—	79,500
Machinery-Diversified	—	111,195	—	111,195
Media	—	8,522,616	—	8,522,616
Mining	—	1,177,609	—	1,177,609
Office/Business Equipment	—	1,308,984	—	1,308,984
Oil & Gas	—	7,525,002	—	7,525,002
Packaging & Containers	—	216,395	—	216,395
Pharmaceuticals	—	6,213,198	—	6,213,198
Pipelines	—	6,334,079	—	6,334,079
Real Estate Investment Trusts	—	365,913	—	365,913
Retail	—	2,075,839	—	2,075,839
Semiconductors	—	2,661,064	—	2,661,064
Software	—	1,684,071	—	1,684,071
Telecommunications	—	7,457,432	—	7,457,432
Transportation	—	1,505,253	—	1,505,253
Trucking & Leasing	—	30,748	—	30,748
Total Corporate Bonds & Notes	—	123,418,677	0	123,418,677
Asset-Backed Securities
Asset-Backed - Automobile	—	3,397,197	—	3,397,197
Asset-Backed - Home Equity	—	2,606,939	—	2,606,939
Asset-Backed - Other	—	94,798,669	0	94,798,669
Total Asset-Backed Securities	—	100,802,805	0	100,802,805
Total Mortgage-Backed Securities*	—	63,917,589	—	63,917,589
Floating Rate Loans
Aerospace/Defense	—	152,192	—	152,192
Agriculture	—	294,282	—	294,282
Building Materials	—	129,025	—	129,025
Chemicals	—	119,668	—	119,668
Commercial Services	—	1,226,167	—	1,226,167
Computers	—	344,695	—	344,695
Containers & Packaging	—	216,883	—	216,883
Cosmetics/Personal Care	—	308,142	—	308,142
Diversified Financial Services	—	179,884	—	179,884
Electric	—	503,919	—	503,919
Energy Equipment & Services	—	265,138	—	265,138
Entertainment	—	169,787	—	169,787
Food	—	443,941	—	443,941
Healthcare-Products	—	100,313	—	100,313
Healthcare-Services	—	757,866	—	757,866
Insurance	—	1,342,612	—	1,342,612
Internet	—	270,263	—	270,263
Internet & Direct Marketing Retail	—	131,043	—	131,043

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Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Time	$—	$276,313	$—	$276,313
Lodging	—	752,559	—	752,559
Machinery-Diversified	—	242,862	—	242,862
Media	—	327,287	—	327,287
Office/Business Equipment	—	150,509	—	150,509
Oil & Gas	—	919,169	0	919,169
Packaging & Containers	—	565,581	—	565,581
Pharmaceuticals	—	473,879	—	473,879
Pipelines	—	326,799	—	326,799
Real Estate	—	400,456	—	400,456
Retail	—	842,940	179,460	1,022,400
Semiconductors	—	170,267	—	170,267
Software	—	1,734,747	—	1,734,747
Telecommunications	—	962,732	—	962,732
Trading Companies & Distributors	—	101,104	—	101,104
Trucking & Leasing	—	240,148	—	240,148
Total Floating Rate Loans	—	15,443,172	179,460	15,622,632
Total Municipals	—	6,528,561	—	6,528,561
Total Foreign Government*	—	5,700,864	—	5,700,864
Total Warrant*	102,609	—	—	102,609
Total Short-Term Investments*	—	33,469,702	—	33,469,702
Total Securities Lending Reinvestments*	—	20,002,177	—	20,002,177
Total Purchased Options	—	737,362	—	737,362
Total Investments	$760,712,151	$641,310,733	$186,739	$1,402,209,623

Collateral for Securities Loaned (Liability)	$—	$(19,999,982)	$—	$(19,999,982)
TBA Forward Sales Commitments	$—	$(66,142,176)	$—	$(66,142,176)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$381,712	$—	$381,712
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,208)	—	(8,208)
Total Forward Contracts	$—	$373,504	$—	$373,504
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$378,932	$—	$—	$378,932
Futures Contracts (Unrealized Depreciation)	(1,052,117)	—	—	(1,052,117)
Total Futures Contracts	$(673,185)	$—	$—	$(673,185)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$193,761	$—	$193,761
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(42,926)	—	(42,926)
Total Centrally Cleared Swap Contracts	$—	$150,835	$—	$150,835
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,009,400	$—	$1,009,400
OTC Swap Contracts at Value (Liabilities)	—	(2,411,277)	(16,344)	(2,427,621)
Total OTC Swap Contracts	$—	$(1,401,877)	$(16,344)	$(1,418,221)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 2 to Level 3 in the amount of $555,239 were due to the application of a systematic fair valuation model factor.

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Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.8%
General Dynamics Corp.	307,428	$63,201,048
Lockheed Martin Corp.	338,655	105,081,260
Northrop Grumman Corp. (a)	272,064	78,278,254
United Technologies Corp.	634,542	73,657,636

		320,218,198

Air Freight & Logistics—2.8%
United Parcel Service, Inc. - Class B	961,562	115,473,981

Banks—2.6%
PNC Financial Services Group, Inc. (The) (a)	805,475	108,553,866

Beverages—7.3%
Coca-Cola Co. (The)	2,221,974	100,011,050
Diageo plc	3,040,497	99,954,687
PepsiCo, Inc.	899,438	100,224,376

		300,190,113

Biotechnology—1.7%
Amgen, Inc.	384,563	71,701,771

Capital Markets—2.1%
BlackRock, Inc. (a)	192,660	86,136,359

Chemicals—3.6%
Ecolab, Inc. (a)	465,944	59,925,058
Praxair, Inc. (a)	614,185	85,826,212

		145,751,270

Consumer Finance—2.1%
American Express Co. (a)	961,029	86,934,683

Energy Equipment & Services—2.4%
Schlumberger, Ltd.	1,388,150	96,837,344

Equity Real Estate Investment Trusts—4.4%
American Tower Corp.	639,780	87,445,130
Public Storage (a)	441,854	94,552,338

		181,997,468

Food & Staples Retailing—6.4%
Costco Wholesale Corp. (a)	632,910	103,980,784
CVS Health Corp.	868,361	70,615,117
Walgreens Boots Alliance, Inc.	1,125,025	86,874,430

		261,470,331

Health Care Equipment & Supplies—2.1%
Medtronic plc (a)	1,127,500	87,685,675

Health Care Providers & Services—6.2%
Cardinal Health, Inc. (a)	1,190,021	79,636,205
McKesson Corp. (a)	544,668	83,666,452
UnitedHealth Group, Inc. (a)	465,811	91,229,084

		254,531,741

Hotels, Restaurants & Leisure—3.2%
McDonald’s Corp. (a)	529,170	82,910,355
Starbucks Corp. (a)	938,639	50,414,301

		133,324,656

Household Products—3.8%
Colgate-Palmolive Co.	1,419,818	103,433,742
Procter & Gamble Co. (The) (a)	567,288	51,611,862

		155,045,604

Industrial Conglomerates—2.3%
Honeywell International, Inc.	662,719	93,933,791

Insurance—5.0%
Chubb, Ltd.	778,798	111,017,655
Marsh & McLennan Cos., Inc.	1,135,956	95,204,472

		206,222,127

IT Services—6.2%
Accenture plc - Class A (a)	838,328	113,232,963
Automatic Data Processing, Inc.	365,220	39,925,850
Visa, Inc. - Class A	973,244	102,424,199

		255,583,012

Media—1.5%
Walt Disney Co. (The)	625,158	61,621,824

Oil, Gas & Consumable Fuels—2.0%
Exxon Mobil Corp.	1,013,247	83,065,989

Pharmaceuticals—5.7%
Johnson & Johnson	622,193	80,891,312
Merck & Co., Inc.	1,402,376	89,794,136
Roche Holding AG	244,802	62,493,456

		233,178,904

Road & Rail—5.1%
Canadian National Railway Co.	1,263,360	104,673,337
Union Pacific Corp.	916,683	106,307,728

		210,981,065

Software—3.5%
Microsoft Corp.	1,909,391	142,230,536

Specialty Retail—2.3%
TJX Cos., Inc. (The) (a)	1,259,848	92,888,593

Textiles, Apparel & Luxury Goods—5.1%
NIKE, Inc. - Class B (a)	2,857,708	148,172,160
VF Corp. (a)	980,059	62,302,350

		210,474,510

Total Common Stocks (Cost $3,305,387,204)		3,996,033,411

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Schedule of Investments as of September 30, 2017 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (Cost $0)	5,844,000	$0

Short-Term Investment—2.7%

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $108,649,036 on 10/02/17, collateralized by $109,875,000 U.S. Treasury Note at 1.750% due 12/31/20 with a value of $110,825,639.	108,647,950	108,647,950

Total Short-Term Investments (Cost $108,647,950)		108,647,950

Securities Lending Reinvestments (b)—4.5%

Certificates of Deposit—1.8%
ABN AMRO Bank NV Zero Coupon, 11/21/17	1,993,074	1,996,680
Zero Coupon, 02/22/18	1,987,499	1,989,260
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (c)	3,500,000	3,499,678
Bank of China, Ltd. 1.540%, 10/23/17	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (c)	2,000,000	2,000,928
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (c)	2,000,000	2,000,072
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	3,994,815	3,997,960
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (c)	3,000,000	3,000,000
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (c)	2,000,000	1,999,976
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (c)	3,000,000	2,999,895
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (c)	3,000,000	2,999,865
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (c)	11,500,000	11,510,178
Standard Chartered plc 1.460%, 02/02/18	2,000,000	2,000,506

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd., New York 1.401%, 1M LIBOR + 0.170%, 12/04/17 (c)	1,000,000	1,000,000
1.404%, 1M LIBOR + 0.170%, 11/16/17 (c)	5,000,000	5,000,370
1.406%, 1M LIBOR + 0.170%, 11/13/17 (c)	2,000,000	2,000,162
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (c)	1,500,000	1,500,204
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (c)	11,500,000	11,510,258
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (c)	4,000,000	3,999,972

		75,005,956

Commercial Paper—0.8%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	1,993,747	1,999,866
Barton Capital S.A. 1.320%, 12/11/17	5,481,850	5,485,612
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (c)	7,000,000	7,006,090
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (c)	3,000,000	3,000,162
1.386%, 1M LIBOR + 0.150%, 11/13/17 (c)	2,000,000	2,000,092
Macquarie Bank, Ltd., London 1.340%, 10/27/17	3,986,302	3,996,278
Sheffield Receivables Co. 1.330%, 10/05/17	3,737,531	3,749,756
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (c)	4,000,000	4,000,928

		34,237,740

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $5,781,691 on 10/02/17, collateralized by $9,614,649 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $5,896,809.	5,781,185	5,781,185

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Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (b)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $10,000,875 on 10/02/17, collateralized by $10,180,076 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $10,200,001.	10,000,000	$10,000,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $660,559 on 01/02/18, collateralized by various Common Stock with a value of $715,000.	650,000	650,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $900,090 on 10/02/17, collateralized by $905,319 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $918,004.	900,000	900,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $5,300,552 on 10/02/17, collateralized by $5,398,471 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $5,406,002.	5,300,000	5,300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $800,083 on 10/02/17, collateralized by $803,966 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $816,002.	800,000	800,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $3,518,620 on 01/02/18, collateralized by $18,845 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $3,890,374.	3,500,000	3,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $3,600,306 on 10/02/17, collateralized by $3,453,454 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $3,674,800.	3,600,000	3,600,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $700,060 on 10/02/17, collateralized by $671,505 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $714,544.	700,000	700,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $7,554,863 on 01/02/18, collateralized by various Common Stock with a value of $8,250,002.	7,500,000	7,500,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $15,001,475 on 10/02/17, collateralized by $37,287,181 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $15,301,506.	15,000,000	15,000,000

		53,731,185

Time Deposits—0.6%
Credit Agricole S.A. 1.080%, 10/02/17	400,000	400,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
DZ Bank AG 1.060%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	400,000	400,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	500,000	500,000
National Bank of Canada 1.060%, 10/02/17	7,000,000	7,000,000
Nordea Bank New York 1.050%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	500,000	500,000
Svenska 1.050%, 10/02/17	5,000,000	5,000,000

		22,800,000

Total Securities Lending Reinvestments (Cost $185,743,586)		185,774,881

Total Investments—104.4% (Cost $3,599,778,740)		4,290,456,242
Other assets and liabilities (net)—(4.4)%		(181,008,139)

Net Assets—100.0%		$4,109,448,103

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $180,349,302 and the collateral received consisted of cash in the amount of $185,695,918. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$320,218,198	$—	$—	$320,218,198
Air Freight & Logistics	115,473,981	—	—	115,473,981
Banks	108,553,866	—	—	108,553,866
Beverages	200,235,426	99,954,687	—	300,190,113
Biotechnology	71,701,771	—	—	71,701,771
Capital Markets	86,136,359	—	—	86,136,359
Chemicals	145,751,270	—	—	145,751,270
Consumer Finance	86,934,683	—	—	86,934,683
Energy Equipment & Services	96,837,344	—	—	96,837,344
Equity Real Estate Investment Trusts	181,997,468	—	—	181,997,468
Food & Staples Retailing	261,470,331	—	—	261,470,331
Health Care Equipment & Supplies	87,685,675	—	—	87,685,675
Health Care Providers & Services	254,531,741	—	—	254,531,741
Hotels, Restaurants & Leisure	133,324,656	—	—	133,324,656
Household Products	155,045,604	—	—	155,045,604
Industrial Conglomerates	93,933,791	—	—	93,933,791
Insurance	206,222,127	—	—	206,222,127
IT Services	255,583,012	—	—	255,583,012
Media	61,621,824	—	—	61,621,824
Oil, Gas & Consumable Fuels	83,065,989	—	—	83,065,989
Pharmaceuticals	170,685,448	62,493,456	—	233,178,904
Road & Rail	210,981,065	—	—	210,981,065
Software	142,230,536	—	—	142,230,536
Specialty Retail	92,888,593	—	—	92,888,593
Textiles, Apparel & Luxury Goods	210,474,510	—	—	210,474,510
Total Common Stocks	3,833,585,268	162,448,143	—	3,996,033,411
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	108,647,950	—	108,647,950
Total Securities Lending Reinvestments*	—	185,774,881	—	185,774,881
Total Investments	$3,833,585,268	$456,870,974	$0	$4,290,456,242

Collateral for Securities Loaned (Liability)	$—	$(185,695,918)	$—	$(185,695,918)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-132

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
Baillie Gifford International Stock Portfolio (Class A) (a)	505,047	$6,424,196
BlackRock Bond Income Portfolio (Class A) (a)	752,718	80,345,105
BlackRock Capital Appreciation Portfolio (Class A) (a)	160,237	6,460,736
BlackRock High Yield Portfolio (Class A) (b)	413,810	3,215,305
Brighthouse Small Cap Value Portfolio (Class A) (b)	199,464	3,221,347
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	145,045	1,576,638
Brighthouse/Artisan International Portfolio (Class A) (b)	297,854	3,225,763
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	6,516	1,611,074
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,256,978	12,858,882
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	3,343,742	32,133,356
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	1,564,324	16,049,967
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	420,628	12,867,017
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	424,840	6,453,315
Clarion Global Real Estate Portfolio (Class A) (b)	271,479	3,222,453
Harris Oakmark International Portfolio (Class A) (b)	486,878	8,077,305
Invesco Comstock Portfolio (Class A) (b)	1,060,261	16,126,573
Jennison Growth Portfolio (Class A) (a)	407,031	6,443,305
JPMorgan Core Bond Portfolio (Class A) (b)	5,319,141	54,574,383
JPMorgan Small Cap Value Portfolio (Class A) (b)	186,153	3,216,722
MFS Research International Portfolio (Class A) (b)	398,297	4,839,311
MFS Value Portfolio (Class A) (a)	916,667	14,492,503
MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) (Class A) (a)	179,002	1,611,017

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (a)	150,650	3,225,414
Oppenheimer Global Equity Portfolio (Class A) (b)	66,396	1,616,743
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	5,859,951	57,661,921
PIMCO Total Return Portfolio (Class A) (b)	6,660,752	77,064,904
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	270,448	6,458,297
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	385,026	12,909,926
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	141,402	1,613,394
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	138,603	3,226,674
TCW Core Fixed Income Portfolio (Class A) (b)	5,991,205	60,990,463
Van Eck Global Natural Resources Portfolio (Class A) (a)	325,668	3,217,602
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,326,669	32,177,826
Western Asset Management U.S. Government Portfolio (Class A) (a)	7,164,663	83,468,318

Total Mutual Funds (Cost $641,997,737)		642,677,755

Total Investments—100.1% (Cost $641,997,737)		642,677,755
Other assets and liabilities (net)—(0.1)%		(328,097)

Net Assets—100.0%		$642,349,658

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

BHFTII-133

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$642,677,755	$—	$—	$642,677,755
Total Investments	$642,677,755	$—	$—	$642,677,755

BHFTII-134

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	10,415,429	$132,484,255
BlackRock Bond Income Portfolio (Class A) (a)	5,884,242	628,084,014
BlackRock Capital Appreciation Portfolio (Class A) (a)	3,289,530	132,633,833
BlackRock High Yield Portfolio (Class A) (b)	4,270,601	33,182,572
Brighthouse Small Cap Value Portfolio (Class A) (b)	4,116,536	66,482,050
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,951,167	64,689,189
Brighthouse/Artisan International Portfolio (Class A) (b)	7,668,353	83,048,261
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	67,284	16,636,552
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	12,954,327	132,522,763
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	20,655,467	198,499,038
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	18,737,049	192,242,125
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	8,135,458	248,863,664
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	9,865,624	149,858,828
Clarion Global Real Estate Portfolio (Class A) (b)	4,143,686	49,185,549
ClearBridge Aggressive Growth Portfolio (Class A) (b)	5,587,999	99,801,659
Harris Oakmark International Portfolio (Class A) (b)	11,014,780	182,735,205
Invesco Comstock Portfolio (Class A) (b)	16,422,106	249,780,229
Invesco Small Cap Growth Portfolio (Class A) (b)	3,438,734	49,964,806
Jennison Growth Portfolio (Class A) (a)	6,277,317	99,369,925
JPMorgan Core Bond Portfolio (Class A) (b)	41,808,870	428,959,004
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,882,830	49,815,308
MFS Research International Portfolio (Class A) (b)	8,207,022	99,715,314

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	15,782,439	249,520,356
MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) (Class A) (a)	3,698,036	33,282,322
Neuberger Berman Genesis Portfolio (Class A) (a)	1,554,662	33,285,307
Oppenheimer Global Equity Portfolio (Class A) (b)	2,735,084	66,599,306
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	40,161,890	395,193,001
PIMCO Total Return Portfolio (Class A) (b)	51,401,395	594,714,144
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	5,557,702	132,717,928
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,833,741	262,665,334
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,919,358	33,309,870
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	2,146,255	49,964,806
TCW Core Fixed Income Portfolio (Class A) (b)	48,640,522	495,160,509
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,725,378	66,446,734
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,365,400	16,630,567
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	19,088,493	263,993,858
Western Asset Management U.S. Government Portfolio (Class A) (a)	45,379,594	528,672,270

Total Mutual Funds (Cost $6,326,993,478)		6,610,710,455

Total Investments—100.0% (Cost $6,326,993,478)		6,610,710,455
Other assets and liabilities (net)—0.0%		(1,901,961)

Net Assets—100.0%		$6,608,808,494

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

BHFTII-135

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$6,610,710,455	$—	$—	$6,610,710,455
Total Investments	$6,610,710,455	$—	$—	$6,610,710,455

BHFTII-136

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	28,640,401	$364,305,899
BlackRock Bond Income Portfolio (Class A) (a)	8,768,370	935,935,789
BlackRock Capital Appreciation Portfolio (Class A) (a)	10,825,441	436,481,801
BlackRock High Yield Portfolio (Class A) (b)	11,268,921	87,559,517
Brighthouse Small Cap Value Portfolio (Class A) (b)	9,083,609	146,700,283
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	22,867,245	248,566,958
Brighthouse/Artisan International Portfolio (Class A) (b)	30,405,992	329,296,893
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	295,885	73,160,426
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	10,017,873	146,761,841
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	28,270,745	289,209,719
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	29,880,048	287,147,264
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	41,906,441	429,960,083
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	21,494,259	657,509,390
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	28,951,765	439,777,312
Clarion Global Real Estate Portfolio (Class A) (b)	18,125,845	215,153,777
ClearBridge Aggressive Growth Portfolio (Class A) (b)	26,591,227	474,919,310
Harris Oakmark International Portfolio (Class A) (b)	28,637,056	475,088,755
Invesco Comstock Portfolio (Class A) (b)	45,748,372	695,832,736
Invesco Small Cap Growth Portfolio (Class A) (b)	15,163,501	220,325,674
Jennison Growth Portfolio (Class A) (a)	32,158,640	509,071,269
JPMorgan Core Bond Portfolio (Class A) (b)	62,793,279	644,259,046
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,361,797	109,931,856
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	5,137,109	73,614,770

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	24,110,408	292,941,451
MFS Value Portfolio (Class A) (a)	46,284,957	731,765,165
MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) (Class A) (a)	12,201,708	109,815,371
Neuberger Berman Genesis Portfolio (Class A) (a)	6,858,822	146,847,374
Oppenheimer Global Equity Portfolio (Class A) (b)	6,023,863	146,681,054
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	43,513,391	428,171,771
PIMCO Total Return Portfolio (Class A) (b)	74,687,101	864,129,761
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	18,311,200	437,271,456
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	21,390,542	717,224,863
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	12,849,715	146,615,245
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	9,460,753	220,246,331
TCW Core Fixed Income Portfolio (Class A) (b)	75,830,714	771,956,667
Van Eck Global Natural Resources Portfolio (Class A) (a)	29,588,342	292,332,815
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	3,002,724	36,573,184
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	21,003,225	290,474,604
Western Asset Management U.S. Government Portfolio (Class A) (a)	48,921,321	569,933,387

Total Mutual Funds (Cost $13,387,775,353)		14,493,550,867

Total Investments—100.0% (Cost $13,387,775,353)		14,493,550,867
Other assets and liabilities (net)—0.0%		(3,734,427)

Net Assets—100.0%		$14,489,816,440

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

BHFTII-137

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$14,493,550,867	$—	$—	$14,493,550,867
Total Investments	$14,493,550,867	$—	$—	$14,493,550,867

BHFTII-138

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	31,809,186	$404,612,850
BlackRock Bond Income Portfolio (Class A) (a)	3,085,963	329,395,731
BlackRock Capital Appreciation Portfolio (Class A) (a)	9,983,933	402,552,186
BlackRock High Yield Portfolio (Class A) (b)	7,374,797	57,302,175
Brighthouse Small Cap Value Portfolio (Class A) (b)	10,812,723	174,625,477
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	25,948,577	282,061,034
Brighthouse/Artisan International Portfolio (Class A) (b)	34,721,627	376,035,222
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	233,727	57,791,343
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	15,866,193	232,439,723
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	10,882,707	111,330,096
Brighthouse/Templeton International Bond Portfolio (Class A) (b)	32,401,085	332,435,130
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	18,815,019	575,551,421
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	26,609,183	404,193,491
Clarion Global Real Estate Portfolio (Class A) (b)	23,317,321	276,776,599
ClearBridge Aggressive Growth Portfolio (Class A) (b)	30,661,624	547,616,603
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,578,675	58,063,659
Harris Oakmark International Portfolio (Class A) (b)	29,801,685	494,409,952
Invesco Comstock Portfolio (Class A) (b)	42,660,006	648,858,685
Invesco Small Cap Growth Portfolio (Class A) (b)	20,138,110	292,606,737
Jennison Growth Portfolio (Class A) (a)	36,523,855	578,172,629
JPMorgan Core Bond Portfolio (Class A) (b)	21,205,464	217,568,059
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,978,946	172,436,195
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	10,272,034	147,198,248

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	28,524,586	346,573,724
MFS Value Portfolio (Class A) (a)	39,890,532	630,669,318
MFS Value Portfolio II (Formerly BlackRock Large Cap Value Portfolio) (Class A) (a)	9,732,731	87,594,575
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	3,025,705	57,185,817
Neuberger Berman Genesis Portfolio (Class A) (a)	2,729,677	58,442,392
Oppenheimer Global Equity Portfolio (Class A) (b)	7,156,331	174,256,667
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	16,555,815	162,909,219
PIMCO Total Return Portfolio (Class A) (b)	28,683,159	331,864,145
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	21,705,888	518,336,595
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	18,090,441	606,572,500
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	10,165,133	115,984,164
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,511,011	174,856,332
TCW Core Fixed Income Portfolio (Class A) (b)	26,665,100	271,450,718
Van Eck Global Natural Resources Portfolio (Class A) (a)	34,918,274	344,992,543
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	9,438,036	114,955,279
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	16,446,303	227,452,369

Total Mutual Funds (Cost $10,139,831,053)		11,398,129,602

Total Investments—100.0% (Cost $10,139,831,053)		11,398,129,602
Other assets and liabilities (net)—0.0%		(2,977,231)

Net Assets—100.0%		$11,395,152,371

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

BHFTII-139

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$11,398,129,602	$—	$—	$11,398,129,602
Total Investments	$11,398,129,602	$—	$—	$11,398,129,602

BHFTII-140

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Airlines—0.5%
JetBlue Airways Corp. (a)	304,957	$5,650,853

Auto Components—1.1%
Dana, Inc.	468,830	13,108,487

Banks—1.0%
Popular, Inc.	120,446	4,328,829
Webster Financial Corp. (b)	155,092	8,150,085

		12,478,914

Beverages—1.2%
Monster Beverage Corp. (a)	252,705	13,961,951

Biotechnology—4.2%
Alkermes plc (a) (b)	119,712	6,086,158
BioMarin Pharmaceutical, Inc. (a) (b)	151,542	14,104,014
Bioverativ, Inc. (a)	119,527	6,821,406
Exact Sciences Corp. (a)	99,564	4,691,456
Incyte Corp. (a)	168,402	19,659,249

		51,362,283

Building Products—1.2%
A.O. Smith Corp. (b)	234,111	13,913,217

Capital Markets—6.2%
E*Trade Financial Corp. (a)	256,769	11,197,696
Moody’s Corp.	71,235	9,916,625
Nasdaq, Inc.	246,404	19,113,558
Raymond James Financial, Inc.	285,628	24,087,009
SEI Investments Co. (b)	182,201	11,125,193

		75,440,081

Chemicals—2.6%
CF Industries Holdings, Inc. (b)	169,302	5,952,658
FMC Corp. (b)	163,463	14,598,881
Sherwin-Williams Co. (The) (b)	32,105	11,494,874

		32,046,413

Commercial Services & Supplies—5.9%
Cintas Corp.	209,784	30,267,635
KAR Auction Services, Inc.	340,300	16,245,922
Waste Connections, Inc.	357,405	25,004,054

		71,517,611

Construction Materials—3.6%
Eagle Materials, Inc. (b)	151,041	16,116,075
Martin Marietta Materials, Inc. (b)	67,501	13,920,731
Vulcan Materials Co.	111,796	13,370,802

		43,407,608

Containers & Packaging—3.0%
Ball Corp.	528,326	21,819,864
Berry Global Group, Inc. (a)	264,156	14,964,437

		36,784,301

Distributors—0.9%
LKQ Corp. (a)	315,107	11,340,701

Diversified Consumer Services—1.6%
Bright Horizons Family Solutions, Inc. (a)	104,137	8,977,651
ServiceMaster Global Holdings, Inc. (a)	219,109	10,238,963

		19,216,614

Electronic Equipment, Instruments & Components—2.4%
Amphenol Corp. - Class A	147,209	12,459,770
Flex, Ltd. (a)	384,576	6,372,424
Universal Display Corp.	81,681	10,524,597

		29,356,791

Equity Real Estate Investment Trusts—1.9%
Healthcare Trust of America, Inc. - Class A	201,121	5,993,406
SBA Communications Corp. (a)	122,444	17,638,058

		23,631,464

Food Products—0.8%
Blue Buffalo Pet Products, Inc. (a) (b)	324,323	9,194,557

Health Care Equipment & Supplies—7.0%
Align Technology, Inc. (a)	83,426	15,539,761
Cooper Cos., Inc. (The)	101,394	24,041,531
Edwards Lifesciences Corp. (a)	97,848	10,695,765
Nevro Corp. (a) (b)	114,820	10,434,841
STERIS plc	112,117	9,911,143
Teleflex, Inc.	59,145	14,311,316

		84,934,357

Health Care Providers & Services—1.2%
Acadia Healthcare Co., Inc. (a) (b)	315,033	15,045,976

Hotels, Restaurants & Leisure—5.2%
Aramark	640,755	26,021,061
MGM Resorts International	462,273	15,065,477
Texas Roadhouse, Inc. (b)	145,410	7,145,447
Yum! Brands, Inc.	195,882	14,418,874

		62,650,859

Insurance—3.3%
Aon plc	160,252	23,412,817
Willis Towers Watson plc	108,308	16,704,343

		40,117,160

Internet & Direct Marketing Retail—1.7%
Expedia, Inc. (b)	144,875	20,853,308

IT Services—11.2%
Alliance Data Systems Corp.	33,902	7,510,988
Conduent, Inc. (a)	741,401	11,617,754
DXC Technology Co.	198,972	17,087,715
Euronet Worldwide, Inc. (a) (b)	301,170	28,547,904
Gartner, Inc. (a) (b)	67,643	8,415,466

BHFTII-141

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Global Payments, Inc.	312,706	$29,716,451
InterXion Holding NV (a)	263,416	13,415,777
Jack Henry & Associates, Inc.	94,557	9,719,514
Vantiv, Inc. - Class A (a) (b)	150,202	10,584,735

		136,616,304

Leisure Products—0.6%
Brunswick Corp.	136,041	7,614,215

Life Sciences Tools & Services—1.8%
Illumina, Inc. (a)	50,785	10,116,372
QIAGEN NV (a)	389,947	12,283,331

		22,399,703

Machinery—0.4%
Wabtec Corp. (b)	60,836	4,608,327

Media—0.4%
IMAX Corp. (a) (b)	233,719	5,293,735

Metals & Mining—0.2%
Carpenter Technology Corp.	49,289	2,367,351

Multiline Retail—2.8%
Dollar General Corp.	281,834	22,842,646
Dollar Tree, Inc. (a)	121,126	10,516,159

		33,358,805

Oil, Gas & Consumable Fuels—1.3%
Carrizo Oil & Gas, Inc. (a) (b)	495,069	8,480,532
Concho Resources, Inc. (a)	53,188	7,005,923

		15,486,455

Pharmaceuticals—2.2%
Zoetis, Inc.	412,923	26,327,971

Semiconductors & Semiconductor Equipment—7.3%
Cavium, Inc. (a) (b)	130,873	8,629,765
Integrated Device Technology, Inc. (a) (b)	432,797	11,503,744
Lam Research Corp.	107,669	19,923,072
MACOM Technology Solutions Holdings, Inc. (a) (b)	441,334	19,687,910
Monolithic Power Systems, Inc. (b)	91,571	9,756,890
Qorvo, Inc. (a) (b)	277,048	19,581,753

		89,083,134

Software—9.5%
Activision Blizzard, Inc.	306,124	19,748,059
Cadence Design Systems, Inc. (a)	393,606	15,535,629
CDK Global, Inc.	236,424	14,915,990
Electronic Arts, Inc. (a)	250,193	29,537,785
Fortinet, Inc. (a) (b)	155,864	5,586,166
Red Hat, Inc. (a)	164,900	18,280,814

Software—(Continued)
SS&C Technologies Holdings, Inc. (b)	304,658	12,232,019

		115,836,462

Specialty Retail—2.6%
O’Reilly Automotive, Inc. (a) (b)	95,659	20,602,079
Ross Stores, Inc.	171,815	11,094,094

		31,696,173

Trading Companies & Distributors—1.8%
Beacon Roofing Supply, Inc. (a) (b)	122,409	6,273,461
HD Supply Holdings, Inc. (a)	432,522	15,601,069

		21,874,530

Total Common Stocks (Cost $922,247,622)		1,198,576,671

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $19,759,738 on 10/02/17, collateralized by $19,910,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $20,159,213.	19,759,540	19,759,540

Total Short-Term Investments (Cost $19,759,540)		19,759,540

Securities Lending Reinvestments (c)—12.7%

Certificates of Deposit—6.6%
ABN AMRO Bank NV Zero Coupon, 02/22/18	1,987,499	1,989,260
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	3,000,000	2,999,724
Bank of China, Ltd. 1.540%, 10/23/17	3,000,000	3,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	3,000,000	3,000,579
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	2,000,000	2,000,928
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	1,500,000	1,500,177
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000

BHFTII-142

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	2,000,000	$2,000,072
1.461%, 1M LIBOR + 0.230%, 11/07/17 (d)	2,000,000	2,000,000
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	3,994,815	3,997,960
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	6,500,000	6,499,922
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	3,200,000	3,201,120
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	4,000,000	3,999,860
1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	1,000,000	1,000,046
Norinchukin Bank New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	2,500,000	2,500,115
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	2,000,000	1,999,910
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (d)	5,800,000	5,805,133
Standard Chartered plc 1.460%, 02/02/18	2,000,000	2,000,506
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	2,500,000	2,499,925
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (d)	2,500,000	2,500,185
1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	1,500,000	1,500,122
1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	4,000,000	4,000,400
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	3,000,000	3,000,408
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	4,500,000	4,504,014
1.624%, 3M LIBOR + 0.320%, 01/10/18 (d)	2,500,000	2,500,805
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	3,000,000	2,999,979
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	1,250,000	1,250,301

		80,251,652

Commercial Paper—2.4%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	1,993,747	1,999,866
Barton Capital S.A. 1.320%, 12/11/17	996,700	997,384
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	5,000,000	5,004,350
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	2,000,000	2,000,108
1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	2,000,000	2,000,092
Kells Funding LLC 1.400%, 03/01/18	992,883	993,977
Macquarie Bank, Ltd., London 1.340%, 10/27/17	4,982,878	4,995,347
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	6,000,000	6,001,392
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	1,500,000	1,500,278

		28,491,750

Repurchase Agreements—3.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,244,402 on 10/02/17, collateralized by $3,732,323 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $2,289,090.	2,244,206	2,244,206
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $10,000,875 on 10/02/17, collateralized by $10,180,076 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $10,200,001.	10,000,000	10,000,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $762,184 on 01/02/18, collateralized by various Common Stock with a value of $825,000.	750,000	750,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $400,040 on 10/02/17, collateralized by $402,364 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $408,002.	400,000	400,000

BHFTII-143

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,200,229 on 10/02/17, collateralized by $2,240,875 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,244,001.	2,200,000	$2,200,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	300,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $6,534,580 on 01/02/18, collateralized by $34,998 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $7,224,980.	6,500,000	6,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,500,128 on 10/02/17, collateralized by $1,438,939 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,531,167.	1,500,000	1,500,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $300,026 on 10/02/17, collateralized by $287,788 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $306,233.	300,000	300,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $1,510,973 on 01/02/18, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,530,851 on 01/02/18, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $12,001,180 on 10/02/17, collateralized by $29,829,745 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $12,241,205.	12,000,000	12,000,000

		39,194,206

Time Deposits—0.5%
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Nordea Bank New York 1.050%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000
Svenska 1.050%, 10/02/17	2,000,000	2,000,000

		6,600,000

Total Securities Lending Reinvestments (Cost $154,515,657)		154,537,608

Total Investments—112.9% (Cost $1,096,522,819)		1,372,873,819
Other assets and liabilities (net)—(12.9)%		(157,045,297)

Net Assets—100.0%		$1,215,828,522

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $151,288,059 and the collateral received consisted of cash in the amount of $154,482,642. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate

BHFTII-144

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,198,576,671	$—	$—	$1,198,576,671
Total Short-Term Investment*	—	19,759,540	—	19,759,540
Total Securities Lending Reinvestments*	—	154,537,608	—	154,537,608
Total Investments	$1,198,576,671	$174,297,148	$—	$1,372,873,819

Collateral for Securities Loaned (Liability)	$—	$(154,482,642)	$—	$(154,482,642)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-145

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Boeing Co. (The)	262,907	$66,833,588

Automobiles—1.3%
Tesla, Inc. (a) (b)	109,233	37,259,376

Banks—1.6%
JPMorgan Chase & Co.	466,048	44,512,245

Beverages—0.9%
Constellation Brands, Inc. - Class A	124,591	24,849,675

Biotechnology—7.5%
AbbVie, Inc.	227,799	20,242,219
Alexion Pharmaceuticals, Inc. (a)	197,904	27,763,952
BioMarin Pharmaceutical, Inc. (a)	393,992	36,668,836
Celgene Corp. (a)	532,727	77,682,251
Regeneron Pharmaceuticals, Inc. (a)	48,449	21,662,517
Vertex Pharmaceuticals, Inc. (a)	200,757	30,523,094

		214,542,869

Capital Markets—3.6%
Goldman Sachs Group, Inc. (The)	206,845	49,061,566
Morgan Stanley	467,831	22,535,419
S&P Global, Inc.	199,385	31,165,869

		102,762,854

Chemicals—1.4%
Albemarle Corp. (b)	293,088	39,950,825

Electronic Equipment, Instruments & Components—0.5%
Corning, Inc.	467,644	13,991,908

Equity Real Estate Investment Trusts—1.2%
Crown Castle International Corp.	353,814	35,374,324

Food & Staples Retailing—1.0%
Costco Wholesale Corp.	177,775	29,206,655

Health Care Equipment & Supplies—0.5%
Boston Scientific Corp. (a)	492,655	14,370,746

Health Care Providers & Services—0.5%
UnitedHealth Group, Inc.	73,504	14,395,758

Hotels, Restaurants & Leisure—3.8%
Marriott International, Inc. - Class A	534,713	58,957,455
McDonald’s Corp.	307,207	48,133,193

		107,090,648

Internet & Direct Marketing Retail—10.1%
Amazon.com, Inc. (a)	118,567	113,984,386
Expedia, Inc. (b)	69,319	9,977,777
Netflix, Inc. (a)	581,681	105,487,849
Priceline Group, Inc. (The) (a)	31,734	58,099,242

		287,549,254

Internet Software & Services—17.7%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	693,129	119,710,310
Alphabet, Inc. - Class A (a)	78,875	76,802,165
Alphabet, Inc. - Class C (a)	80,431	77,142,176
Facebook, Inc. - Class A (a)	800,727	136,820,223
Tencent Holdings, Ltd.	2,130,330	92,098,736

		502,573,610

IT Services—6.7%
MasterCard, Inc. - Class A	625,599	88,334,579
PayPal Holdings, Inc. (a)	235,081	15,052,236
Visa, Inc. - Class A (b)	821,662	86,471,709

		189,858,524

Life Sciences Tools & Services—1.0%
Illumina, Inc. (a)	141,135	28,114,092

Machinery—1.4%
Parker-Hannifin Corp.	233,298	40,831,816

Media—1.7%
Charter Communications, Inc. - Class A (a)	132,199	48,043,761

Oil, Gas & Consumable Fuels—1.4%
Concho Resources, Inc. (a)	143,275	18,872,183
EOG Resources, Inc.	225,440	21,809,066

		40,681,249

Personal Products—0.8%
Estee Lauder Cos., Inc. (The) - Class A	208,177	22,449,808

Pharmaceuticals—3.7%
Allergan plc	187,286	38,384,266
Bristol-Myers Squibb Co.	1,049,163	66,873,649

		105,257,915

Road & Rail—0.8%
CSX Corp.	423,000	22,951,980

Semiconductors & Semiconductor Equipment—4.2%
Broadcom, Ltd.	178,844	43,376,824
NVIDIA Corp.	427,949	76,504,443

		119,881,267

Software—13.3%
Activision Blizzard, Inc.	606,993	39,157,118
Adobe Systems, Inc. (a)	467,097	69,681,530
Microsoft Corp.	1,433,910	106,811,956
Red Hat, Inc. (a)	295,173	32,722,879
Salesforce.com, Inc. (a)	763,397	71,316,548
Splunk, Inc. (a) (b)	349,839	23,239,805
Workday, Inc. - Class A (a) (b)	330,452	34,826,336

		377,756,172

BHFTII-146

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—2.8%
Home Depot, Inc. (The)	227,201	$37,160,996
Industria de Diseno Textil S.A.	1,142,752	43,065,219

		80,226,215

Technology Hardware, Storage & Peripherals—5.7%
Apple, Inc.	1,047,000	161,363,640

Textiles, Apparel & Luxury Goods—1.7%
adidas AG	208,940	47,264,333

Total Common Stocks (Cost $1,753,783,351)		2,819,945,107

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $41,306,941 on 10/02/17, collateralized by $42,895,000 U.S. Treasury Note at 1.125% due 02/28/21 with a value of $42,134,343.	41,306,528	41,306,528

Total Short-Term Investments (Cost $41,306,528)		41,306,528

Securities Lending Reinvestments (c)—11.1%

Certificates of Deposit—5.2%
ABN AMRO Bank NV Zero Coupon, 11/21/17	2,989,611	2,995,020
Zero Coupon, 02/22/18	2,484,373	2,486,575
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	4,000,000	3,999,632
Bank of China, Ltd. 1.540%, 10/23/17	6,000,000	6,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	5,000,000	5,000,965
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	2,000,000	2,000,928
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	2,500,000	2,500,295
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	3,000,000	3,000,162
1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	2,000,000	2,000,000

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	1,000,000	1,000,036
1.461%, 1M LIBOR + 0.230%, 11/07/17 (d)	7,500,000	7,500,000
1.487%, 1M LIBOR + 0.250%, 10/25/17 (d)	1,000,000	1,000,070
DNB Bank ASA New York 1.120%, 10/05/17	5,000,000	4,999,985
KBC Bank NV 1.380%, 10/27/17	7,500,000	7,500,825
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	10,000,000	9,999,880
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	8,250,000	8,249,711
1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	2,000,000	2,000,092
Norinchukin Bank New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	2,500,000	2,500,115
1.407%, 1M LIBOR + 0.170%, 02/23/18 (d)	3,000,000	3,000,126
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	3,500,000	3,499,843
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (d)	10,000,000	10,008,850
Standard Chartered plc 1.460%, 02/02/18	5,000,000	5,001,265
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	8,000,000	7,999,760
Sumitomo Mitsui Trust Bank, Ltd., New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	1,500,000	1,500,122
1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	11,000,000	11,001,100
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	5,000,000	5,000,680
Swedbank AB 1.140%, 10/02/17	5,000,000	4,999,995
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	12,500,000	12,511,150
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	5,000,000	4,999,965
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	3,500,000	3,500,843

		148,758,199

BHFTII-147

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—2.1%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	2,990,620	$2,999,799
Barton Capital S.A. 1.320%, 12/11/17	1,993,400	1,994,768
1.330%, 10/05/17	5,980,715	5,999,580
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	9,000,000	9,007,830
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	4,000,000	4,000,216
1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	4,500,000	4,500,207
Kells Funding LLC 1.400%, 03/01/18	1,985,767	1,987,954
Macquarie Bank, Ltd., London 1.340%, 10/27/17	7,972,604	7,992,556
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (d)	2,000,000	2,001,032
Ridgefield Funding Co. LLC 1.350%, 11/20/17	3,132,275	3,137,280
Sheffield Receivables Co. 1.330%, 10/05/17	1,744,181	1,749,886
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	10,000,000	10,002,320
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	5,300,000	5,300,981

		60,674,409

Repurchase Agreements—2.6%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $5,462,128 on 10/02/17, collateralized by $9,083,232 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $5,570,883.	5,461,650	5,461,650
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $10,000,875 on 10/02/17, collateralized by $10,180,076 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $10,200,001.	10,000,000	10,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $800,080 on 10/02/17, collateralized by $804,728 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $816,004.	800,000	800,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $4,700,490 on 10/02/17, collateralized by $4,787,323 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $4,794,002.	4,700,000	4,700,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $700,073 on 10/02/17, collateralized by $703,470 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $714,002.	700,000	700,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $8,042,560 on 01/02/18, collateralized by $43,074 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $8,892,284.	8,000,000	8,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $3,200,272 on 10/02/17, collateralized by $3,069,737 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $3,266,489.	3,200,000	3,200,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $600,052 on 10/02/17, collateralized by $575,576 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $612,467.	600,000	600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $8,562,178 on 01/02/18, collateralized by various Common Stock with a value of $9,350,002.	8,500,000	8,500,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $4,592,554 on 01/02/18, collateralized by various Common Stock with a value of $4,950,000.	4,500,000	4,500,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $22,002,163 on 10/02/17, collateralized by $54,687,865 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $22,442,209.	22,000,000	22,000,000

BHFTII-148

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $5,712,369 on 10/02/17, collateralized by $256,771 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $6,323,359.	5,700,000	$5,700,000

		74,161,650

Time Deposits—1.2%
Australia New Zealand Bank 1.070%, 10/02/17	11,000,000	11,000,000
Credit Agricole S.A. 1.080%, 10/02/17	400,000	400,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
DZ Bank AG 1.060%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	300,000	300,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	400,000	400,000
National Bank of Canada 1.060%, 10/02/17	5,000,000	5,000,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Royal Bank of Canada New York 1.070%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	500,000	500,000

Time Deposits—(Continued)
Svenska 1.050%, 10/02/17	5,000,000	5,000,000

		32,600,000

Total Securities Lending Reinvestments (Cost $316,153,059)		316,194,258

Total Investments—111.7% (Cost $2,111,242,938)		3,177,445,893
Other assets and liabilities (net)—(11.7)%		(332,930,010)

Net Assets—100.0%		$2,844,515,883

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $313,039,395 and the collateral received consisted of cash in the amount of $316,085,196. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London Interbank Offered Rate

BHFTII-149

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$66,833,588	$—	$—	$66,833,588
Automobiles	37,259,376	—	—	37,259,376
Banks	44,512,245	—	—	44,512,245
Beverages	24,849,675	—	—	24,849,675
Biotechnology	214,542,869	—	—	214,542,869
Capital Markets	102,762,854	—	—	102,762,854
Chemicals	39,950,825	—	—	39,950,825
Electronic Equipment, Instruments & Components	13,991,908	—	—	13,991,908
Equity Real Estate Investment Trusts	35,374,324	—	—	35,374,324
Food & Staples Retailing	29,206,655	—	—	29,206,655
Health Care Equipment & Supplies	14,370,746	—	—	14,370,746
Health Care Providers & Services	14,395,758	—	—	14,395,758
Hotels, Restaurants & Leisure	107,090,648	—	—	107,090,648
Internet & Direct Marketing Retail	287,549,254	—	—	287,549,254
Internet Software & Services	410,474,874	92,098,736	—	502,573,610
IT Services	189,858,524	—	—	189,858,524
Life Sciences Tools & Services	28,114,092	—	—	28,114,092
Machinery	40,831,816	—	—	40,831,816
Media	48,043,761	—	—	48,043,761
Oil, Gas & Consumable Fuels	40,681,249	—	—	40,681,249
Personal Products	22,449,808	—	—	22,449,808
Pharmaceuticals	105,257,915	—	—	105,257,915
Road & Rail	22,951,980	—	—	22,951,980
Semiconductors & Semiconductor Equipment	119,881,267	—	—	119,881,267
Software	377,756,172	—	—	377,756,172
Specialty Retail	37,160,996	43,065,219	—	80,226,215
Technology Hardware, Storage & Peripherals	161,363,640	—	—	161,363,640
Textiles, Apparel & Luxury Goods	—	47,264,333	—	47,264,333
Total Common Stocks	2,637,516,819	182,428,288	—	2,819,945,107
Total Short-Term Investment*	—	41,306,528	—	41,306,528
Total Securities Lending Reinvestments*	—	316,194,258	—	316,194,258
Total Investments	$2,637,516,819	$539,929,074	$—	$3,177,445,893

Collateral for Securities Loaned (Liability)	$—	$(316,085,196)	$—	$(316,085,196)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Aerojet Rocketdyne Holdings, Inc. (a)	77,857	$2,725,774
BWX Technologies, Inc.	56,807	3,182,328
Hexcel Corp.	28,408	1,631,187
KLX, Inc. (a)	26,804	1,418,736
Mercury Systems, Inc. (a)	37,932	1,967,912

		10,925,937

Auto Components—3.1%
Adient plc	33,516	2,815,009
Cooper Tire & Rubber Co. (b)	38,074	1,423,968
Dorman Products, Inc. (a)	19,055	1,364,719
Fox Factory Holding Corp. (a)	57,442	2,475,750
Gentherm, Inc. (a)	18,245	677,802
Horizon Global Corp. (a)	97,985	1,728,455
LCI Industries	38,146	4,419,214

		14,904,917

Banks—12.9%
BancorpSouth, Inc. (b)	89,585	2,871,199
Bank of the Ozarks, Inc.	35,367	1,699,384
Bryn Mawr Bank Corp.	66,092	2,894,830
Carolina Financial Corp.	27,114	972,850
Cathay General Bancorp	90,289	3,629,618
CenterState Bank Corp.	95,934	2,571,031
Chemical Financial Corp.	88,962	4,649,154
CVB Financial Corp. (b)	128,647	3,109,398
First Financial Bancorp	98,762	2,582,626
First Financial Bankshares, Inc. (b)	41,971	1,897,089
Home BancShares, Inc.	95,862	2,417,640
Iberiabank Corp.	38,475	3,160,721
LegacyTexas Financial Group, Inc.	44,495	1,776,240
PacWest Bancorp	59,942	3,027,671
Pinnacle Financial Partners, Inc.	60,030	4,019,009
Popular, Inc.	75,510	2,713,829
Prosperity Bancshares, Inc.	42,944	2,822,709
Renasant Corp.	37,761	1,619,947
Signature Bank (a)	15,796	2,022,520
Texas Capital Bancshares, Inc. (a)	33,961	2,913,854
Triumph Bancorp, Inc. (a)	83,242	2,684,555
UMB Financial Corp.	14,012	1,043,754
Wintrust Financial Corp.	49,580	3,882,610

		60,982,238

Beverages—0.5%
Cott Corp.	123,495	1,853,660
MGP Ingredients, Inc.	8,742	530,027

		2,383,687

Biotechnology—1.4%
Advanced Accelerator Applications S.A. (ADR) (a)	13,321	900,766
Agios Pharmaceuticals, Inc. (a) (b)	14,635	976,886
Genomic Health, Inc. (a)	44,878	1,440,135
Ironwood Pharmaceuticals, Inc. (a) (b)	77,076	1,215,489
Lexicon Pharmaceuticals, Inc. (a) (b)	68,420	840,882

Biotechnology—(Continued)
Prothena Corp. plc (a) (b)	16,922	1,096,038

		6,470,196

Building Products—2.1%
Apogee Enterprises, Inc. (b)	54,665	2,638,133
Armstrong World Industries, Inc. (a)	43,018	2,204,673
Masonite International Corp. (a)	26,067	1,803,836
Patrick Industries, Inc. (a)	15,787	1,327,687
Trex Co., Inc. (a)	20,916	1,883,904

		9,858,233

Capital Markets—1.7%
Donnelley Financial Solutions, Inc. (a)	64,345	1,387,278
Financial Engines, Inc. (b)	39,110	1,359,073
Hercules Capital, Inc.	72,230	931,767
MarketAxess Holdings, Inc.	9,617	1,774,433
Stifel Financial Corp.	53,544	2,862,462

		8,315,013

Chemicals—2.5%
AdvanSix, Inc. (a)	81,841	3,253,180
Ashland Global Holdings, Inc.	17,121	1,119,542
Cabot Corp.	33,522	1,870,527
Ingevity Corp. (a)	55,625	3,474,894
Minerals Technologies, Inc.	33,085	2,337,455

		12,055,598

Commercial Services & Supplies—3.0%
Clean Harbors, Inc. (a)	26,285	1,490,359
Healthcare Services Group, Inc.	29,851	1,611,058
KAR Auction Services, Inc.	73,609	3,514,094
Kimball International, Inc. - Class B	60,960	1,205,179
Knoll, Inc.	38,226	764,520
LSC Communications, Inc.	82,278	1,358,410
Viad Corp.	66,814	4,068,973

		14,012,593

Communications Equipment—0.8%
ARRIS International plc (a)	50,372	1,435,098
Digi International, Inc. (a)	95,393	1,011,166
Viavi Solutions, Inc. (a)	168,632	1,595,259

		4,041,523

Construction & Engineering—1.1%
Granite Construction, Inc. (b)	29,560	1,713,002
MYR Group, Inc. (a)	27,808	810,325
Primoris Services Corp.	57,133	1,680,853
Quanta Services, Inc. (a)	24,049	898,711

		5,102,891

Construction Materials—0.4%
U.S. Concrete, Inc. (a) (b)	26,382	2,012,947

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Finance—0.7%
Green Dot Corp. - Class A (a)	27,137	$1,345,452
PRA Group, Inc. (b)	63,504	1,819,390

		3,164,842

Distributors—0.7%
Core-Mark Holding Co., Inc.	61,419	1,974,006
Pool Corp.	13,210	1,428,926

		3,402,932

Diversified Consumer Services—1.7%
Adtalem Global Education, Inc.	52,979	1,899,297
Bright Horizons Family Solutions, Inc. (a)	27,000	2,327,670
Grand Canyon Education, Inc. (a)	25,191	2,287,847
Houghton Mifflin Harcourt Co. (a)	147,097	1,772,519

		8,287,333

Diversified Financial Services—0.3%
FNFV Group (a)	91,459	1,568,522

Diversified Telecommunication Services—0.7%
Cogent Communications Holdings, Inc.	37,053	1,811,892
ORBCOMM, Inc. (a)	129,166	1,352,368

		3,164,260

Electric Utilities—0.9%
ALLETE, Inc. (b)	55,503	4,289,827

Electrical Equipment—0.7%
Generac Holdings, Inc. (a)	33,247	1,527,035
TPI Composites, Inc. (a) (b)	74,238	1,658,477

		3,185,512

Electronic Equipment, Instruments & Components—3.8%
Belden, Inc.	29,998	2,415,739
II-VI, Inc. (a)	99,123	4,078,911
Kimball Electronics, Inc. (a)	23,162	501,457
Littelfuse, Inc.	30,010	5,878,359
Methode Electronics, Inc.	37,627	1,593,503
Rogers Corp. (a)	16,434	2,190,324
Vishay Intertechnology, Inc. (b)	60,772	1,142,514

		17,800,807

Energy Equipment & Services—2.3%
C&J Energy Services, Inc. (a)	91,483	2,741,745
Dril-Quip, Inc. (a)	19,294	851,830
Forum Energy Technologies, Inc. (a)	53,139	844,910
Natural Gas Services Group, Inc. (a)	67,192	1,908,253
RPC, Inc. (b)	91,061	2,257,402
U.S. Silica Holdings, Inc.	67,138	2,085,978

		10,690,118

Equity Real Estate Investment Trusts—4.0%
American Campus Communities, Inc.	50,208	2,216,683
CubeSmart	96,732	2,511,163

Equity Real Estate Investment Trusts—(Continued)
CyrusOne, Inc.	37,480	2,208,696
Hersha Hospitality Trust	75,629	1,411,994
iStar, Inc. (a) (b)	158,515	1,870,477
JBG SMITH Properties (a)	35,592	1,217,602
National Retail Properties, Inc.	36,977	1,540,462
Retail Opportunity Investments Corp. (b)	164,831	3,133,437
Rexford Industrial Realty, Inc.	55,974	1,601,976
Sabra Health Care REIT, Inc.	57,386	1,259,049

		18,971,539

Food & Staples Retailing—0.4%
SpartanNash Co.	69,016	1,819,952

Food Products—1.4%
Darling Ingredients, Inc. (a)	89,572	1,569,301
J&J Snack Foods Corp.	6,991	917,918
Post Holdings, Inc. (a)	29,589	2,611,821
SunOpta, Inc. (a)	154,205	1,341,584

		6,440,624

Health Care Equipment & Supplies—3.4%
AtriCure, Inc. (a)	57,867	1,294,485
Halyard Health, Inc. (a)	55,540	2,500,966
Inogen, Inc. (a)	15,676	1,490,787
Insulet Corp. (a)	38,410	2,115,623
Merit Medical Systems, Inc. (a)	42,702	1,808,430
Neogen Corp. (a)	17,391	1,347,107
Penumbra, Inc. (a)	14,788	1,335,356
Varex Imaging Corp. (a)	76,538	2,590,046
Wright Medical Group NV (a) (b)	68,346	1,768,111

		16,250,911

Health Care Providers & Services—2.3%
AMN Healthcare Services, Inc. (a)	63,236	2,889,885
HealthEquity, Inc. (a)	43,095	2,179,745
PharMerica Corp. (a)	73,609	2,156,744
Teladoc, Inc. (a) (b)	54,428	1,804,288
Tivity Health, Inc. (a)	44,324	1,808,419

		10,839,081

Health Care Technology—0.5%
Medidata Solutions, Inc. (a) (b)	30,132	2,352,104

Hotels, Restaurants & Leisure—3.0%
Caesars Entertainment Corp. (a) (b)	170,878	2,281,221
Carrols Restaurant Group, Inc. (a)	76,567	834,580
Churchill Downs, Inc.	17,224	3,551,589
Cracker Barrel Old Country Store, Inc.	6,635	1,005,999
Marriott Vacations Worldwide Corp. (b)	25,477	3,172,651
Planet Fitness, Inc. - Class A (a)	67,971	1,833,857
Wingstop, Inc. (b)	45,996	1,529,367

		14,209,264

Household Durables—1.1%
Helen of Troy, Ltd. (a)	24,675	2,391,007

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Installed Building Products, Inc. (a)	30,337	$1,965,838
iRobot Corp. (a) (b)	9,728	749,640

		5,106,485

Household Products—0.3%
HRG Group, Inc. (a)	82,704	1,291,009

Industrial Conglomerates—0.4%
Raven Industries, Inc.	63,565	2,059,506

Insurance—2.9%
Atlas Financial Holdings, Inc. (a)	34,991	661,330
Employers Holdings, Inc.	95,755	4,352,065
First American Financial Corp.	36,778	1,837,797
Kinsale Capital Group, Inc.	28,332	1,223,092
ProAssurance Corp.	45,299	2,475,590
Reinsurance Group of America, Inc.	21,990	3,068,265

		13,618,139

Internet & Direct Marketing Retail—1.4%
1-800-Flowers.com, Inc. - Class A (a)	85,575	842,914
HSN, Inc.	22,661	884,912
Liberty Expedia Holdings, Inc. - Class A (a)	28,384	1,507,474
Liberty Ventures - Series A (a)	60,890	3,504,220

		6,739,520

Internet Software & Services—3.5%
2U, Inc. (a) (b)	38,734	2,170,653
CommerceHub, Inc. - Series C (a)	49,308	1,052,726
Envestnet, Inc. (a)	36,012	1,836,612
Five9, Inc. (a)	19,818	473,650
IAC/InterActiveCorp (a)	22,653	2,663,540
LogMeIn, Inc.	15,941	1,754,307
Mimecast, Ltd. (a)	48,855	1,388,459
Q2 Holdings, Inc. (a)	48,488	2,019,525
Quotient Technology, Inc. (a)	96,090	1,503,809
Wix.com, Ltd. (a)	21,010	1,509,568

		16,372,849

IT Services—4.2%
Blackhawk Network Holdings, Inc. (a)	31,839	1,394,548
Booz Allen Hamilton Holding Corp.	32,591	1,218,577
Conduent, Inc. (a)	117,222	1,836,869
CSG Systems International, Inc.	30,989	1,242,659
DST Systems, Inc.	49,944	2,740,927
Euronet Worldwide, Inc. (a)	59,152	5,607,018
InterXion Holding NV (a)	39,809	2,027,472
WEX, Inc. (a)	21,136	2,371,882
WNS Holdings, Ltd. (ADR) (a)	40,970	1,495,405

		19,935,357

Leisure Products—0.2%
Nautilus, Inc. (a)	70,779	1,196,165

Life Sciences Tools & Services—1.1%
Accelerate Diagnostics, Inc. (a) (b)	44,076	989,506
PRA Health Sciences, Inc. (a)	26,591	2,025,436
VWR Corp. (a)	69,696	2,307,635

		5,322,577

Machinery—5.2%
Alamo Group, Inc.	15,694	1,685,065
Albany International Corp. - Class A	72,919	4,185,551
Altra Industrial Motion Corp.	18,279	879,220
Astec Industries, Inc.	22,051	1,235,076
Columbus McKinnon Corp.	60,543	2,292,763
EnPro Industries, Inc.	30,064	2,421,054
John Bean Technologies Corp.	30,622	3,095,884
Proto Labs, Inc. (a)	18,364	1,474,629
RBC Bearings, Inc. (a)	35,071	4,389,136
Standex International Corp.	27,048	2,872,498

		24,530,876

Marine—0.3%
Kirby Corp. (a)	19,909	1,312,999

Media—1.2%
Emerald Expositions Events, Inc. (b)	42,010	976,312
EW Scripps Co. (The) - Class A (a)	95,644	1,827,757
Gray Television, Inc. (a)	70,512	1,107,038
John Wiley & Sons, Inc. - Class A	33,185	1,775,398

		5,686,505

Metals & Mining—0.3%
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	141,548	0
Haynes International, Inc.	37,282	1,338,797

		1,338,797

Multi-Utilities—0.5%
NorthWestern Corp.	45,896	2,613,318

Multiline Retail—0.4%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	38,299	1,777,074

Oil, Gas & Consumable Fuels—1.7%
Arch Coal, Inc. - Class A (b)	26,357	1,890,851
Gulfport Energy Corp. (a)	85,492	1,225,955
PDC Energy, Inc. (a)	18,808	922,156
QEP Resources, Inc. (a)	116,408	997,617
SRC Energy, Inc. (a) (b)	308,833	2,986,415

		8,022,994

Pharmaceuticals—1.8%
Aclaris Therapeutics, Inc. (a) (b)	38,094	983,206
Aerie Pharmaceuticals, Inc. (a)	19,311	938,515
Catalent, Inc. (a)	55,032	2,196,877
Dermira, Inc. (a) (b)	35,244	951,588
Prestige Brands Holdings, Inc. (a)	29,920	1,498,693
Supernus Pharmaceuticals, Inc. (a)	44,827	1,793,080

		8,361,959

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—1.6%
Insperity, Inc.	28,305	$2,490,840
Korn/Ferry International	80,832	3,187,206
WageWorks, Inc. (a)	31,826	1,931,838

		7,609,884

Road & Rail—1.1%
Genesee & Wyoming, Inc. - Class A (a)	28,230	2,089,302
Old Dominion Freight Line, Inc.	26,674	2,937,074

		5,026,376

Semiconductors & Semiconductor Equipment—3.1%
Advanced Energy Industries, Inc. (a)	6,978	563,543
Mellanox Technologies, Ltd. (a) (b)	53,884	2,540,631
MKS Instruments, Inc.	23,391	2,209,280
Monolithic Power Systems, Inc.	16,512	1,759,354
Semtech Corp. (a)	73,201	2,748,697
Silicon Laboratories, Inc. (a)	23,083	1,844,332
Teradyne, Inc.	86,372	3,220,812

		14,886,649

Software—3.6%
Blackbaud, Inc.	18,799	1,650,552
Callidus Software, Inc. (a)	65,351	1,610,902
CommVault Systems, Inc. (a)	25,089	1,525,411
Guidewire Software, Inc. (a)	27,077	2,108,215
HubSpot, Inc. (a)	21,914	1,841,872
RealPage, Inc. (a)	35,013	1,397,019
RingCentral, Inc. - Class A (a)	49,888	2,082,824
TiVo Corp.	83,253	1,652,572
Ultimate Software Group, Inc. (The) (a) (b)	8,320	1,577,472
Verint Systems, Inc. (a)	38,164	1,597,164

		17,044,003

Specialty Retail—0.9%
Camping World Holdings, Inc. - Class A	55,366	2,255,611
Genesco, Inc. (a)	38,244	1,017,290
Sally Beauty Holdings, Inc. (a)	63,982	1,252,768

		4,525,669

Technology Hardware, Storage & Peripherals—0.2%
Cray, Inc. (a)	48,293	939,299

Textiles, Apparel & Luxury Goods—0.5%
Columbia Sportswear Co.	20,050	1,234,679
Steven Madden, Ltd. (a)	32,121	1,390,839

		2,625,518

Thrifts & Mortgage Finance—1.1%
Essent Group, Ltd. (a)	38,282	1,550,421
Federal Agricultural Mortgage Corp. - Class C	28,323	2,060,215
OceanFirst Financial Corp.	57,331	1,576,029

		5,186,665

Trading Companies & Distributors—0.9%
Beacon Roofing Supply, Inc. (a)	17,946	919,732
BMC Stock Holdings, Inc. (a)	56,536	1,207,044
SiteOne Landscape Supply, Inc. (a)	36,430	2,116,583

		4,243,359

Total Common Stocks (Cost $313,904,257)		464,876,952

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $7,680,085 on 10/02/17, collateralized by $7,980,000 U.S. Treasury Note at 1.125% due 02/28/21 with a value of $7,838,491.	7,680,008	7,680,008

Total Short-Term Investments (Cost $7,680,008)		7,680,008

Securities Lending Reinvestments (d)—9.4%

Certificates of Deposit—5.0%
ABN AMRO Bank NV Zero Coupon, 02/22/18	993,749	994,630
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (e)	1,000,000	999,908
Bank of China, Ltd. 1.540%, 10/23/17	500,000	500,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (e)	1,000,000	1,000,464
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (e)	2,000,000	2,000,236
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (e)	1,500,000	1,500,081
1.647%, 1M LIBOR + 0.410%, 10/27/17 (e)	500,000	500,105
Chiba Bank, Ltd., New York 1.360%, 11/07/17	500,000	500,000
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (e)	1,500,000	1,500,105
1.511%, 1M LIBOR + 0.280%, 10/06/17 (e)	500,000	500,006
KBC Bank NV 1.380%, 10/26/17	2,000,000	2,000,220
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (e)	750,000	749,991
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (e)	1,000,000	1,000,042
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (e)	500,000	499,978
Standard Chartered plc 1.460%, 02/02/18	1,500,000	1,500,379
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (e)	500,000	499,985
1.432%, 1M LIBOR + 0.200%, 02/05/18 (e)	1,000,000	1,000,104

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd., New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (e)	400,000	$400,032
1.495%, 1M LIBOR + 0.260%, 10/11/17 (e)	200,000	200,008
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (e)	2,000,000	2,000,272
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (e)	1,200,000	1,201,070
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (e)	1,250,000	1,249,991
1.694%, 3M LIBOR + 0.380%, 10/26/17 (e)	300,000	300,072

		23,597,678

Commercial Paper—2.9%
Barton Capital S.A. 1.320%, 12/11/17	498,350	498,692
1.330%, 10/05/17	1,495,179	1,499,895
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (e)	1,250,000	1,251,087
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (e)	1,000,000	1,000,054
1.386%, 1M LIBOR + 0.150%, 11/13/17 (e)	1,000,000	1,000,046
Kells Funding LLC 1.400%, 03/01/18	992,883	993,977
LMA S.A. & LMA Americas 1.420%, 12/11/17	994,044	997,485
Macquarie Bank, Ltd., London 1.340%, 10/27/17	1,993,151	1,998,139
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (e)	1,500,000	1,500,774
Sheffield Receivables Co. 1.330%, 10/05/17	498,338	499,967
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (e)	2,000,000	2,000,464
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (e)	500,000	500,093

		13,740,673

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $3,096,836 on 10/02/17, collateralized by $5,149,876 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $3,158,497.	3,096,566	3,096,566
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $203,249 on 01/02/18, collateralized by various Common Stock with a value of $220,000.	200,000	200,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,256,650 on 01/02/18, collateralized by $6,730 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,389,419.	1,250,000	1,250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $204,114 on 01/02/18, collateralized by various Common Stock with a value of $220,000.	200,000	200,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $2,266,459 on 01/02/18, collateralized by various Common Stock with a value of $2,475,001.	2,250,000	2,250,000

		6,996,566

Total Securities Lending Reinvestments (Cost $44,328,765)		44,334,917

Total Investments—109.1% (Cost $365,913,030)		516,891,877
Other assets and liabilities (net)—(9.1)%		(43,128,022)

Net Assets—100.0%		$473,763,855

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $43,397,779 and the collateral received consisted of cash in the amount of $44,312,259. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

(c)	Illiquid security. As of September 30, 2017, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London Interbank Offered Rate

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,925,937	$—	$—	$10,925,937
Auto Components	14,904,917	—	—	14,904,917
Banks	60,982,238	—	—	60,982,238
Beverages	2,383,687	—	—	2,383,687
Biotechnology	6,470,196	—	—	6,470,196
Building Products	9,858,233	—	—	9,858,233
Capital Markets	8,315,013	—	—	8,315,013
Chemicals	12,055,598	—	—	12,055,598
Commercial Services & Supplies	14,012,593	—	—	14,012,593
Communications Equipment	4,041,523	—	—	4,041,523
Construction & Engineering	5,102,891	—	—	5,102,891
Construction Materials	2,012,947	—	—	2,012,947
Consumer Finance	3,164,842	—	—	3,164,842
Distributors	3,402,932	—	—	3,402,932
Diversified Consumer Services	8,287,333	—	—	8,287,333
Diversified Financial Services	1,568,522	—	—	1,568,522
Diversified Telecommunication Services	3,164,260	—	—	3,164,260
Electric Utilities	4,289,827	—	—	4,289,827
Electrical Equipment	3,185,512	—	—	3,185,512
Electronic Equipment, Instruments & Components	17,800,807	—	—	17,800,807
Energy Equipment & Services	10,690,118	—	—	10,690,118
Equity Real Estate Investment Trusts	18,971,539	—	—	18,971,539
Food & Staples Retailing	1,819,952	—	—	1,819,952
Food Products	6,440,624	—	—	6,440,624
Health Care Equipment & Supplies	16,250,911	—	—	16,250,911
Health Care Providers & Services	10,839,081	—	—	10,839,081
Health Care Technology	2,352,104	—	—	2,352,104
Hotels, Restaurants & Leisure	14,209,264	—	—	14,209,264
Household Durables	5,106,485	—	—	5,106,485
Household Products	1,291,009	—	—	1,291,009
Industrial Conglomerates	2,059,506	—	—	2,059,506
Insurance	13,618,139	—	—	13,618,139
Internet & Direct Marketing Retail	6,739,520	—	—	6,739,520
Internet Software & Services	16,372,849	—	—	16,372,849
IT Services	19,935,357	—	—	19,935,357
Leisure Products	1,196,165	—	—	1,196,165
Life Sciences Tools & Services	5,322,577	—	—	5,322,577

BHFTII-156

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$24,530,876	$—	$—	$24,530,876
Marine	1,312,999	—	—	1,312,999
Media	5,686,505	—	—	5,686,505
Metals & Mining	1,338,797	0	—	1,338,797
Multi-Utilities	2,613,318	—	—	2,613,318
Multiline Retail	1,777,074	—	—	1,777,074
Oil, Gas & Consumable Fuels	8,022,994	—	—	8,022,994
Pharmaceuticals	8,361,959	—	—	8,361,959
Professional Services	7,609,884	—	—	7,609,884
Road & Rail	5,026,376	—	—	5,026,376
Semiconductors & Semiconductor Equipment	14,886,649	—	—	14,886,649
Software	17,044,003	—	—	17,044,003
Specialty Retail	4,525,669	—	—	4,525,669
Technology Hardware, Storage & Peripherals	939,299	—	—	939,299
Textiles, Apparel & Luxury Goods	2,625,518	—	—	2,625,518
Thrifts & Mortgage Finance	5,186,665	—	—	5,186,665
Trading Companies & Distributors	4,243,359	—	—	4,243,359
Total Common Stocks	464,876,952	0	—	464,876,952
Total Short-Term Investment*	—	7,680,008	—	7,680,008
Total Securities Lending Reinvestments*	—	44,334,917	—	44,334,917
Total Investments	$464,876,952	$52,014,925	$—	$516,891,877

Collateral for Securities Loaned (Liability)	$—	$(44,312,259)	$—	$(44,312,259)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-157

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Hexcel Corp.	69,455	$3,988,106
KLX, Inc. (a)	65,533	3,468,662
Mercury Systems, Inc. (a)	92,740	4,811,351

		12,268,119

Auto Components—3.1%
Dorman Products, Inc. (a)	46,589	3,336,704
Fox Factory Holding Corp. (a)	68,370	2,946,747
Gentherm, Inc. (a)	44,607	1,657,150
LCI Industries (b)	32,610	3,777,869

		11,718,470

Banks—3.8%
Chemical Financial Corp.	68,370	3,573,016
Pinnacle Financial Partners, Inc.	61,986	4,149,963
Renasant Corp.	92,322	3,960,614
UMB Financial Corp.	34,258	2,551,878

		14,235,471

Beverages—0.3%
MGP Ingredients, Inc.	21,374	1,295,906

Biotechnology—4.2%
Advanced Accelerator Applications S.A. (ADR) (a)	32,568	2,202,248
Agios Pharmaceuticals, Inc. (a) (b)	35,781	2,388,382
Genomic Health, Inc. (a)	109,723	3,521,011
Ironwood Pharmaceuticals, Inc. (a) (b)	188,442	2,971,731
Lexicon Pharmaceuticals, Inc. (a) (b)	167,280	2,055,871
Prothena Corp. plc (a) (b)	41,373	2,679,729

		15,818,972

Building Products—3.1%
Apogee Enterprises, Inc. (b)	73,524	3,548,268
Patrick Industries, Inc. (a)	38,598	3,246,092
Trex Co., Inc. (a)	51,137	4,605,910

		11,400,270

Capital Markets—2.1%
Financial Engines, Inc. (b)	95,619	3,322,760
MarketAxess Holdings, Inc.	23,513	4,338,384

		7,661,144

Chemicals—0.9%
Ingevity Corp. (a)	51,659	3,227,138

Commercial Services & Supplies—1.1%
Healthcare Services Group, Inc.	72,981	3,938,785

Construction & Engineering—2.2%
Granite Construction, Inc.	72,272	4,188,162
Primoris Services Corp.	139,683	4,109,474

		8,297,636

Consumer Finance—0.9%
Green Dot Corp. - Class A (a)	66,347	3,289,484

Distributors—0.9%
Pool Corp.	32,297	3,493,566

Diversified Consumer Services—3.0%
Bright Horizons Family Solutions, Inc. (a)	66,013	5,690,981
Grand Canyon Education, Inc. (a)	61,590	5,593,604

		11,284,585

Diversified Telecommunication Services—2.1%
Cogent Communications Holdings, Inc.	90,591	4,429,900
ORBCOMM, Inc. (a)	315,795	3,306,374

		7,736,274

Electrical Equipment—1.0%
Generac Holdings, Inc. (a)	81,285	3,733,420

Electronic Equipment, Instruments & Components—0.9%
II-VI, Inc. (a)	86,021	3,539,764

Energy Equipment & Services—1.1%
Dril-Quip, Inc. (a)	47,173	2,082,688
Forum Energy Technologies, Inc. (a)	129,919	2,065,712

		4,148,400

Health Care Equipment & Supplies—7.3%
AtriCure, Inc. (a)	141,478	3,164,863
Inogen, Inc. (a)	38,326	3,644,802
Insulet Corp. (a)	93,908	5,172,453
Merit Medical Systems, Inc. (a)	104,402	4,421,425
Neogen Corp. (a)	42,520	3,293,599
Penumbra, Inc. (a)	36,157	3,264,977
Wright Medical Group NV (a) (b)	167,098	4,322,825

		27,284,944

Health Care Providers & Services—5.0%
AMN Healthcare Services, Inc. (a)	96,307	4,401,230
HealthEquity, Inc. (a) (b)	105,362	5,329,210
Teladoc, Inc. (a) (b)	133,069	4,411,237
Tivity Health, Inc. (a)	108,367	4,421,374

		18,563,051

Health Care Technology—1.5%
Medidata Solutions, Inc. (a)	73,670	5,750,680

Hotels, Restaurants & Leisure—2.2%
Planet Fitness, Inc. - Class A	166,180	4,483,536
Wingstop, Inc. (b)	112,456	3,739,162

		8,222,698

Household Durables—1.8%
Installed Building Products, Inc. (a)	74,171	4,806,281
iRobot Corp. (a) (b)	23,784	1,832,795

		6,639,076

BHFTII-158

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—0.8%
Kinsale Capital Group, Inc.	69,268	$2,990,300

Internet Software & Services—8.3%
2U, Inc. (a) (b)	94,701	5,307,044
Envestnet, Inc. (a)	88,045	4,490,295
Five9, Inc. (a)	48,477	1,158,600
LogMeIn, Inc.	38,973	4,288,979
Mimecast, Ltd. (a)	119,445	3,394,627
Q2 Holdings, Inc. (a) (b)	118,548	4,937,524
Quotient Technology, Inc. (a)	234,927	3,676,608
Wix.com, Ltd. (a)	51,366	3,690,647

		30,944,324

IT Services—4.6%
Blackhawk Network Holdings, Inc. (a)	77,843	3,409,523
Euronet Worldwide, Inc. (a)	52,514	4,977,802
InterXion Holding NV (a)	97,330	4,957,017
WNS Holdings, Ltd. (ADR) (a)	100,167	3,656,096

		17,000,438

Life Sciences Tools & Services—2.0%
Accelerate Diagnostics, Inc. (a) (b)	107,762	2,419,257
PRA Health Sciences, Inc. (a)	65,011	4,951,888

		7,371,145

Machinery—4.1%
Albany International Corp. - Class A	63,321	3,634,625
Astec Industries, Inc.	53,912	3,019,611
Proto Labs, Inc. (a)	44,899	3,605,390
RBC Bearings, Inc. (a)	38,702	4,843,555

		15,103,181

Multiline Retail—1.2%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	93,637	4,344,757

Oil, Gas & Consumable Fuels—0.6%
PDC Energy, Inc. (a)	45,984	2,254,595

Pharmaceuticals—3.1%
Aclaris Therapeutics, Inc. (a) (b)	93,136	2,403,840
Aerie Pharmaceuticals, Inc. (a)	47,215	2,294,649
Dermira, Inc. (a) (b)	86,167	2,326,509
Supernus Pharmaceuticals, Inc. (a)	109,598	4,383,920

		11,408,918

Professional Services—1.3%
WageWorks, Inc. (a)	77,813	4,723,249

Semiconductors & Semiconductor Equipment—4.7%
MKS Instruments, Inc. (b)	57,187	5,401,312
Monolithic Power Systems, Inc.	40,371	4,301,530
Semtech Corp. (a)	88,296	3,315,515

Semiconductors & Semiconductor Equipment—(Continued)
Silicon Laboratories, Inc. (a)	56,436	4,509,236

		17,527,593

Software—9.1%
Blackbaud, Inc.	45,963	4,035,551
Callidus Software, Inc. (a)	159,775	3,938,454
CommVault Systems, Inc. (a)	61,339	3,729,411
Guidewire Software, Inc. (a)	66,201	5,154,410
HubSpot, Inc. (a)	53,578	4,503,231
RealPage, Inc. (a)	85,604	3,415,600
RingCentral, Inc. - Class A (a)	121,970	5,092,247
Ultimate Software Group, Inc. (The) (a) (b)	20,342	3,856,843

		33,725,747

Textiles, Apparel & Luxury Goods—1.7%
Columbia Sportswear Co.	49,020	3,018,652
Steven Madden, Ltd. (a)	78,531	3,400,392

		6,419,044

Thrifts & Mortgage Finance—1.0%
Essent Group, Ltd. (a)	93,595	3,790,597

Trading Companies & Distributors—2.8%
Beacon Roofing Supply, Inc. (a)	43,876	2,248,645
BMC Stock Holdings, Inc. (a)	138,223	2,951,061
SiteOne Landscape Supply, Inc. (a)	89,067	5,174,793

		10,374,499

Total Common Stocks (Cost $257,024,137)		361,526,240

Short-Term Investment—2.5%

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $9,346,407 on 10/02/17, collateralized by $9,420,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $9,537,910.	9,346,314	9,346,314

Total Short-Term Investments (Cost $9,346,314)		9,346,314

Securities Lending Reinvestments (c)—12.4%

Certificates of Deposit—7.7%
ABN AMRO Bank NV Zero Coupon, 02/22/18	993,749	994,630
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	1,000,000	999,908
Bank of China, Ltd. 1.540%, 10/23/17	500,000	500,000

BHFTII-159

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	1,000,000	$1,000,464
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	2,500,000	2,500,295
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	1,500,000	1,500,081
1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	500,000	500,105
Chiba Bank, Ltd., New York 1.360%, 11/07/17	500,000	500,000
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (d)	1,500,000	1,500,105
1.511%, 1M LIBOR + 0.280%, 10/06/17 (d)	500,000	500,006
KBC Bank NV Zero Coupon, 11/07/17	498,262	499,415
1.380%, 10/26/17	2,000,000	2,000,220
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	1,250,000	1,249,985
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	500,000	500,175
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (d)	1,000,000	1,000,042
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	1,000,000	999,955
Standard Chartered plc 1.460%, 02/02/18	2,000,000	2,000,506
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	500,000	499,985
1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	1,500,000	1,500,156
1.462%, 3M LIBOR + 0.150%, 02/08/18 (d)	300,000	299,986
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	1,000,000	1,000,100
1.495%, 1M LIBOR + 0.260%, 10/11/17 (d)	200,000	200,008
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	2,250,000	2,250,306
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	1,500,000	1,501,338
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,250,000	1,249,991
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	400,000	400,096

		28,647,857

Commercial Paper — 3.4%
Barton Capital S.A. 1.320%, 12/11/17	498,350	498,692
1.330%, 10/05/17	1,495,179	1,499,895
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	1,250,000	1,251,087
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	1,000,000	1,000,054
1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	1,000,000	1,000,046
Kells Funding LLC 1.400%, 03/01/18	992,883	993,977
Macquarie Bank, Ltd., London 1.340%, 10/27/17	2,491,439	2,497,674

Commercial Paper—(Continued)
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (d)	1,000,000	1,000,516
Sheffield Receivables Co. 1.330%, 10/05/17	249,169	249,984
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	2,000,000	2,000,464
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	700,000	700,129

		12,692,518

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $62,215 on 10/02/17, collateralized by $103,461 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $63,454.	62,210	62,210
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $203,249 on 01/02/18, collateralized by various Common Stock with a value of $220,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $753,990 on 01/02/18, collateralized by $4,038 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $833,652.	750,000	750,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $41,221 on 10/02/17, collateralized by $39,539 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $42,073.	41,217	41,217
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $3,273,774 on 01/02/18, collateralized by various Common Stock with a value of $3,575,001.	3,250,000	3,250,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $510,284 on 01/02/18, collateralized by various Common Stock with a value of $550,000.	500,000	500,000

		4,803,427

Time Deposits—0.0%
Credit Agricole S.A. 1.080%, 10/02/17	25,987	25,987
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	25,467	25,467

BHFTII-160

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Landesbank Hessen-Thuringen 1.170%, 10/02/17	31,197	$31,197
Standard Chartered plc 1.200%, 10/02/17	33,317	33,317

		115,968

Total Securities Lending Reinvestments (Cost $46,253,229)		46,259,770

Total Investments—112.0% (Cost $312,623,680)		417,132,324
Other assets and liabilities (net)—(12.0)%		(44,745,267)

Net Assets—100.0%		$372,387,057

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $45,613,964 and the collateral received consisted of cash in the amount of $46,238,426. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$361,526,240	$—	$—	$361,526,240
Total Short-Term Investment*	—	9,346,314	—	9,346,314
Total Securities Lending Reinvestments*	—	46,259,770	—	46,259,770
Total Investments	$361,526,240	$55,606,084	$—	$417,132,324

Collateral for Securities Loaned (Liability)	$—	$(46,238,426)	$—	$(46,238,426)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—67.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.4%
Fannie Mae 15 Yr. Pool 2.500%, 12/01/27	3,274,680	$3,310,692
2.500%, 02/01/28	2,514,427	2,542,078
2.500%, 07/01/28	4,483,202	4,532,808
2.500%, 10/01/28	2,846,027	2,877,517
2.500%, 03/01/30	2,906,715	2,933,032
2.500%, 09/01/31	4,408,070	4,440,153
2.500%, 01/01/32	1,415,247	1,425,547
2.500%, 04/01/32	2,874,269	2,896,089
2.500%, 09/01/32	981,983	989,080
3.000%, 01/01/27	1,232,271	1,267,741
3.000%, 02/01/27	2,062,901	2,122,280
3.000%, 03/01/27	1,064,305	1,095,305
3.000%, 01/01/29	4,885,802	5,029,406
3.000%, 10/01/29	2,232,731	2,297,535
3.000%, 06/01/30	2,690,563	2,766,715
3.000%, 02/01/32	1,836,635	1,888,085
3.500%, 02/01/26	1,849,974	1,928,245
3.500%, 03/01/26	775,363	808,240
3.500%, 05/01/29	2,021,457	2,108,500
3.500%, 08/01/32	946,742	987,742
4.000%, 04/01/19	22,772	23,546
4.000%, 05/01/19	63,321	65,473
4.000%, 01/01/20	112,056	115,865
4.000%, 06/01/24	281,524	293,985
4.000%, 11/01/24	1,608,686	1,679,891
4.500%, 07/01/18	46,632	47,690
4.500%, 05/01/19	34,643	35,430
4.500%, 08/01/24	393,898	415,360
4.500%, 06/01/25	729,419	771,243
5.000%, 06/01/18	5,445	5,571
5.000%, 01/01/19	25,543	26,133
5.000%, 02/01/20	90,441	93,112
5.000%, 01/01/22	143,166	149,575
5.000%, 02/01/24	432,155	453,953
5.500%, 02/01/18	1,779	1,783
5.500%, 04/01/18	22,561	22,647
Fannie Mae 20 Yr. Pool 3.000%, 02/01/33	1,661,783	1,689,736
3.000%, 08/01/35	2,318,651	2,363,013
3.000%, 05/01/36	3,280,089	3,340,132
3.500%, 04/01/32	1,511,334	1,578,685
3.500%, 09/01/35	2,299,676	2,393,609
4.000%, 02/01/31	681,982	725,266
4.500%, 08/01/30	423,780	455,523
5.000%, 02/01/24	173,959	189,671
5.000%, 09/01/25	126,485	137,908
5.500%, 07/01/23	95,075	105,063
5.500%, 01/01/24	63,349	70,026
5.500%, 07/01/24	167,297	184,935
5.500%, 07/01/25	141,084	155,973
7.000%, 10/01/21	7,004	7,372
Fannie Mae 30 Yr. Pool 2.500%, 08/01/46	3,719,661	3,603,993
3.000%, 08/01/42	1,469,138	1,482,188
3.000%, 09/01/42	1,934,110	1,951,289

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 11/01/42	2,378,278	2,399,403
3.000%, 12/01/42	4,559,626	4,600,126
3.000%, 01/01/43	1,160,571	1,170,880
3.000%, 02/01/43	4,320,716	4,359,094
3.000%, 03/01/43	5,063,111	5,106,972
3.000%, 05/01/43	3,542,079	3,572,763
3.000%, 07/01/43	9,472,800	9,554,863
3.000%, 09/01/43	1,802,122	1,817,734
3.000%, 05/01/45	3,282,186	3,299,756
3.000%, 05/01/46	3,419,786	3,432,928
3.000%, 06/01/46	4,397,699	4,414,600
3.000%, 08/01/46	4,452,644	4,469,757
3.000%, 10/01/46	9,290,519	9,326,223
3.000%, 11/01/46	2,431,278	2,440,621
3.000%, 02/01/47	9,703,586	9,740,879
3.500%, 12/01/40	1,745,425	1,810,265
3.500%, 03/01/42	1,199,387	1,242,560
3.500%, 04/01/42	2,653,696	2,749,217
3.500%, 05/01/42	2,933,809	3,039,413
3.500%, 06/01/42	2,204,014	2,283,349
3.500%, 08/01/42	1,414,392	1,465,304
3.500%, 09/01/42	4,311,711	4,466,913
3.500%, 10/01/42	2,097,869	2,173,383
3.500%, 01/01/43	1,788,187	1,852,554
3.500%, 02/01/43	2,931,364	3,036,880
3.500%, 04/01/43	3,316,153	3,434,243
3.500%, 06/01/43	1,814,646	1,879,267
3.500%, 08/01/44	2,198,673	2,271,517
3.500%, 02/01/45	3,052,038	3,153,156
3.500%, 03/01/45	4,946,481	5,106,582
3.500%, 04/01/45	5,998,736	6,189,240
3.500%, 09/01/45	10,159,437	10,482,074
3.500%, 11/01/45	3,547,077	3,659,722
3.500%, 01/01/46	3,979,900	4,106,291
3.500%, 03/01/46	3,972,042	4,097,662
3.500%, 05/01/46	3,249,118	3,351,875
3.500%, 04/01/47	8,567,427	8,838,504
3.500%, 09/01/47	3,832,097	3,953,346
4.000%, 08/01/39	1,046,017	1,108,553
4.000%, 09/01/39	862,307	913,860
4.000%, 12/01/39	1,066,650	1,130,419
4.000%, 06/01/40	1,573,442	1,665,580
4.000%, 09/01/40	680,171	720,000
4.000%, 12/01/40	5,201,902	5,506,514
4.000%, 01/01/41	2,626,274	2,780,062
4.000%, 02/01/41	3,302,234	3,495,606
4.000%, 12/01/41	1,207,666	1,278,433
4.000%, 02/01/42	1,352,140	1,431,373
4.000%, 09/01/43	1,971,996	2,082,364
4.000%, 02/01/44	3,058,706	3,229,894
4.000%, 05/01/44	2,186,965	2,305,664
4.000%, 08/01/44	3,053,824	3,219,572
4.000%, 10/01/44	1,884,947	1,987,254
4.000%, 11/01/44	3,694,540	3,895,064
4.000%, 01/01/45	3,087,129	3,254,685

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 03/01/45	2,290,607	$2,414,398
4.000%, 10/01/45	3,421,111	3,605,997
4.000%, 03/01/47	1,338,518	1,410,497
4.000%, 05/01/47	1,820,624	1,917,415
4.000%, 06/01/47	7,468,921	7,870,564
4.000%, 07/01/47	2,346,051	2,472,210
4.500%, 08/01/33	216,599	234,167
4.500%, 10/01/33	208,215	225,104
4.500%, 04/01/34	73,168	78,641
4.500%, 01/01/39	101,859	109,612
4.500%, 07/01/39	1,384,436	1,494,240
4.500%, 09/01/39	2,060,643	2,224,079
4.500%, 10/01/39	935,215	1,009,389
4.500%, 05/01/40	1,294,453	1,394,549
4.500%, 08/01/40	2,001,568	2,156,344
4.500%, 11/01/40	1,056,720	1,138,434
4.500%, 12/01/40	1,998,080	2,152,586
4.500%, 04/01/41	4,451,897	4,799,603
4.500%, 05/01/41	1,117,269	1,205,289
4.500%, 03/01/44	1,459,540	1,568,171
4.500%, 08/01/47	918,258	988,809
5.000%, 07/01/33	142,679	156,751
5.000%, 08/01/33	431,168	473,693
5.000%, 09/01/33	183,490	201,587
5.000%, 10/01/33	1,827,421	2,007,656
5.000%, 03/01/34	214,951	236,151
5.000%, 04/01/34	509,946	560,272
5.000%, 05/01/34	64,679	71,065
5.000%, 09/01/34	206,334	226,706
5.000%, 02/01/35	312,400	343,245
5.000%, 04/01/35	119,639	131,632
5.000%, 05/01/35	42,647	46,922
5.000%, 11/01/35	123,733	136,136
5.000%, 03/01/36	500,290	550,439
5.000%, 07/01/37	410,167	448,071
5.000%, 01/01/39	377,386	415,838
5.000%, 04/01/40	1,397,729	1,528,006
5.000%, 07/01/41	901,101	985,505
5.500%, 10/01/32	41,097	45,747
5.500%, 02/01/33	106,586	118,647
5.500%, 03/01/33	347,590	386,929
5.500%, 05/01/33	1,455,587	1,620,327
5.500%, 08/01/33	617,487	687,374
5.500%, 10/01/33	68,507	76,261
5.500%, 12/01/33	698,798	777,886
5.500%, 02/01/34	175,269	194,975
5.500%, 03/01/34	109,715	122,050
5.500%, 04/01/34	49,710	55,299
5.500%, 06/01/34	195,713	217,717
5.500%, 09/01/34	178,384	198,440
5.500%, 12/01/34	431,089	479,557
5.500%, 01/01/35	125,247	139,328
5.500%, 02/01/35	344,591	383,334
5.500%, 04/01/35	142,076	157,957
5.500%, 06/01/35	705,577	784,447

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 01/01/37	197,165	219,249
5.500%, 05/01/37	120,173	133,556
5.500%, 05/01/38	100,584	111,691
5.500%, 06/01/38	119,341	132,519
5.500%, 07/01/38	73,717	81,857
6.000%, 08/01/28	2,537	2,854
6.000%, 11/01/28	665	747
6.000%, 12/01/28	762	865
6.000%, 06/01/31	36,001	40,494
6.000%, 09/01/32	77,858	86,684
6.000%, 01/01/33	17,500	19,484
6.000%, 02/01/33	68,115	75,837
6.000%, 03/01/33	90,456	100,719
6.000%, 04/01/33	202,551	225,533
6.000%, 05/01/33	256,511	285,616
6.000%, 05/01/34	227,348	253,135
6.000%, 09/01/34	207,330	230,847
6.000%, 11/01/34	273,259	304,254
6.000%, 01/01/35	101,942	113,505
6.000%, 07/01/36	43,159	48,267
6.000%, 09/01/36	138,521	154,916
6.000%, 07/01/37	47,514	53,229
6.000%, 08/01/37	192,059	215,160
6.000%, 09/01/37	405,449	454,218
6.000%, 10/01/37	151,341	169,545
6.000%, 05/01/38	525,369	588,563
6.000%, 12/01/38	119,310	133,468
6.500%, 05/01/28	42,162	47,623
6.500%, 12/01/28	113,125	125,358
6.500%, 03/01/29	2,660	2,948
6.500%, 04/01/29	24,748	27,509
6.500%, 05/01/29	4,856	5,381
6.500%, 08/01/29	806	893
6.500%, 05/01/30	28,668	31,768
6.500%, 09/01/31	5,878	6,566
6.500%, 06/01/32	19,515	21,915
6.500%, 10/01/33	67,166	74,428
6.500%, 10/01/34	228,237	259,872
6.500%, 10/01/37	63,811	71,916
7.000%, 06/01/26	516	555
7.000%, 06/01/28	6,843	6,902
7.000%, 10/01/29	7,782	8,953
7.000%, 12/01/29	3,341	3,417
7.000%, 06/01/32	49,419	55,355
7.000%, 10/01/37	158,753	185,225
7.500%, 09/01/25	3,887	4,430
7.500%, 06/01/26	4,325	4,977
7.500%, 07/01/29	9,401	10,992
7.500%, 10/01/29	4,423	4,564
8.000%, 11/01/29	112	127
8.000%, 05/01/30	16,212	16,738
8.000%, 11/01/30	2,871	3,280
8.000%, 01/01/31	2,785	3,127
8.000%, 02/01/31	4,584	5,263

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES (CMO) 2.679%, 05/25/21 (a)	5,000,000	$5,084,194
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/27	1,443,010	1,459,582
2.500%, 02/01/28	2,258,568	2,284,869
2.500%, 04/01/28	1,935,949	1,958,493
2.500%, 12/01/29	2,964,658	2,994,994
2.500%, 01/01/31	3,828,486	3,865,875
2.500%, 01/01/32	5,647,438	5,692,778
3.000%, 03/01/27	1,125,349	1,157,918
3.000%, 05/01/27	1,546,196	1,591,538
3.000%, 11/01/28	1,851,485	1,906,152
3.000%, 12/01/29	3,320,540	3,417,575
3.000%, 05/01/31	3,915,093	4,025,783
3.500%, 12/01/25	1,294,855	1,353,588
3.500%, 05/01/26	439,443	459,398
3.500%, 09/01/30	2,802,049	2,933,068
4.000%, 06/01/19	46,001	47,549
4.000%, 05/01/25	693,503	725,630
4.000%, 08/01/25	326,755	341,892
4.000%, 10/01/25	355,664	372,140
4.500%, 09/01/18	27,351	27,962
4.500%, 10/01/18	59,738	61,075
4.500%, 04/01/19	94,691	97,223
4.500%, 06/01/19	51,685	52,841
4.500%, 08/01/19	15,506	15,853
5.000%, 05/01/18	46,479	47,650
5.000%, 12/01/18	8,107	8,311
5.000%, 06/01/19	64,626	66,253
5.500%, 11/01/17	800	800
5.500%, 01/01/24	308,365	328,565
Freddie Mac 20 Yr. Gold Pool 3.000%, 04/01/33	2,601,507	2,655,136
3.000%, 02/01/37	2,842,173	2,894,832
3.500%, 04/01/32	1,973,427	2,062,028
4.000%, 01/01/31	758,508	806,885
4.000%, 08/01/31	748,956	796,379
4.500%, 05/01/29	198,005	212,503
5.000%, 03/01/27	100,889	109,565
Freddie Mac 30 Yr. Gold Pool 2.500%, 07/01/43	2,533,757	2,454,610
3.000%, 10/01/42	2,277,852	2,298,497
3.000%, 01/01/43	2,257,062	2,277,518
3.000%, 03/01/43	5,623,027	5,673,187
3.000%, 04/01/43	4,127,137	4,163,656
3.000%, 06/01/43	1,787,760	1,803,579
3.000%, 07/01/43	3,628,710	3,660,818
3.000%, 06/01/45	4,051,595	4,074,258
3.000%, 01/01/46	2,499,266	2,513,246
3.000%, 06/01/46	4,376,564	4,394,119
3.000%, 10/01/46	3,632,518	3,647,089
3.000%, 11/01/46	4,598,516	4,616,962
3.000%, 01/01/47	7,239,930	7,268,970
3.000%, 02/01/47	3,974,396	3,990,338
3.500%, 01/01/42	1,279,508	1,326,129
3.500%, 03/01/42	1,160,807	1,202,938

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 08/01/42	2,809,664	2,911,640
3.500%, 02/01/43	1,688,068	1,749,336
3.500%, 05/01/43	2,678,218	2,774,331
3.500%, 06/01/43	1,653,489	1,712,827
3.500%, 06/01/44	1,922,903	1,987,284
3.500%, 10/01/44	2,119,663	2,190,632
3.500%, 11/01/44	2,858,076	2,953,769
3.500%, 12/01/44	2,823,513	2,918,048
3.500%, 05/01/45	3,475,874	3,587,082
3.500%, 08/01/45	3,478,249	3,589,533
3.500%, 11/01/45	3,675,219	3,792,805
3.500%, 12/01/45	2,241,035	2,312,735
3.500%, 03/01/46	6,855,257	7,074,154
3.500%, 02/01/47	4,656,957	4,806,862
3.500%, 06/01/47	3,815,244	3,938,055
3.500%, 08/01/47	2,402,662	2,480,003
3.500%, 10/01/47	2,945,455	3,040,268
4.000%, 06/01/39	685,199	726,342
4.000%, 12/01/39	1,205,713	1,278,110
4.000%, 11/01/40	1,046,300	1,107,785
4.000%, 04/01/41	1,058,675	1,120,911
4.000%, 09/01/41	1,092,297	1,156,509
4.000%, 10/01/41	2,438,606	2,581,962
4.000%, 11/01/41	1,060,171	1,122,495
4.000%, 10/01/43	2,933,716	3,097,934
4.000%, 07/01/44	3,076,514	3,243,996
4.000%, 10/01/44	2,357,383	2,485,717
4.000%, 07/01/45	3,744,573	3,946,610
4.000%, 01/01/46	3,806,650	4,012,037
4.000%, 02/01/46	2,041,503	2,151,652
4.000%, 06/01/47	4,205,006	4,433,260
4.500%, 10/01/35	350,392	376,850
4.500%, 06/01/38	517,787	557,381
4.500%, 02/01/39	367,517	395,182
4.500%, 03/01/39	279,737	301,533
4.500%, 04/01/39	569,443	613,813
4.500%, 09/01/39	659,698	711,100
4.500%, 10/01/39	1,666,510	1,796,361
4.500%, 11/01/39	500,555	539,557
4.500%, 01/01/40	374,432	403,607
4.500%, 05/01/40	640,254	688,903
4.500%, 11/01/40	1,002,476	1,078,647
4.500%, 02/01/41	413,835	445,937
4.500%, 05/01/41	588,760	634,431
4.500%, 06/01/41	411,160	443,055
4.500%, 12/01/43	941,446	1,011,099
4.500%, 12/01/45	1,210,083	1,297,170
5.000%, 10/01/33	506,362	554,105
5.000%, 03/01/34	82,210	89,973
5.000%, 08/01/35	367,042	402,261
5.000%, 09/01/35	172,500	189,052
5.000%, 10/01/35	148,030	162,234
5.000%, 01/01/36	400,894	439,361
5.000%, 04/01/38	257,714	281,824
5.000%, 11/01/39	1,214,319	1,322,187

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.000%, 05/01/40	1,548,831	$1,686,331
5.500%, 06/01/34	341,097	378,541
5.500%, 10/01/35	139,831	155,085
5.500%, 12/01/35	523,306	580,393
5.500%, 01/01/36	345,143	382,794
5.500%, 12/01/37	317,101	351,838
5.500%, 04/01/38	1,382,991	1,532,069
5.500%, 07/01/38	162,529	180,049
5.500%, 08/01/38	421,104	466,496
6.000%, 11/01/28	6,255	7,056
6.000%, 12/01/28	5,137	5,847
6.000%, 04/01/29	2,200	2,474
6.000%, 05/01/29	1,835	2,065
6.000%, 06/01/31	2,024	2,277
6.000%, 07/01/31	662	756
6.000%, 09/01/31	56,305	63,383
6.000%, 11/01/32	20,901	23,322
6.000%, 06/01/34	84,934	94,901
6.000%, 11/01/35	74,313	82,694
6.000%, 02/01/36	128,523	143,688
6.000%, 08/01/36	62,903	70,325
6.000%, 10/01/36	130,229	145,596
6.000%, 11/01/36	89,418	99,970
6.000%, 01/01/37	111,114	124,225
6.000%, 02/01/38	136,238	152,535
6.000%, 11/01/39	1,172,870	1,313,176
6.000%, 04/01/40	370,855	415,373
6.500%, 02/01/30	5,077	5,628
6.500%, 08/01/31	7,280	8,119
6.500%, 10/01/31	6,825	7,565
6.500%, 11/01/31	16,053	17,912
6.500%, 03/01/32	308,373	342,700
6.500%, 04/01/32	242,866	279,937
6.500%, 09/01/36	294,136	332,919
6.500%, 11/01/37	138,787	156,402
7.000%, 12/01/27	1,081	1,221
7.000%, 11/01/28	3,163	3,596
7.000%, 04/01/29	2,942	3,331
7.000%, 05/01/29	639	696
7.000%, 06/01/29	5,600	5,755
7.000%, 07/01/29	1,496	1,627
7.000%, 01/01/31	95,564	100,522
7.500%, 08/01/24	7,330	7,352
7.500%, 10/01/27	8,487	9,437
7.500%, 10/01/29	10,419	11,941
7.500%, 05/01/30	11,472	12,819
8.000%, 02/01/27	2,662	3,017
8.000%, 10/01/28	5,131	5,904
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.902%, 08/25/20	774,165	784,898
3.060%, 07/25/23 (a)	4,800,000	4,959,803
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	2,203,796	2,279,205
5.000%, 10/15/20	90,680	95,498
5.000%, 01/15/21	76,629	80,526

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/42	2,389,048	2,432,071
3.000%, 12/15/42	1,885,805	1,919,765
3.000%, 02/15/43	1,603,748	1,632,629
3.000%, 03/15/43	1,851,151	1,883,087
3.000%, 05/15/43	2,567,725	2,612,024
3.000%, 07/15/43	1,709,883	1,739,382
3.500%, 01/15/42	2,326,189	2,433,081
3.500%, 02/15/42	753,262	787,716
3.500%, 03/15/42	1,625,893	1,700,262
3.500%, 05/15/42	1,072,610	1,121,671
3.500%, 09/15/42	1,413,192	1,477,832
3.500%, 05/15/43	1,914,173	2,000,502
4.000%, 07/15/39	1,608,241	1,707,958
4.000%, 07/15/40	898,159	951,753
4.000%, 03/15/41	602,237	637,198
4.000%, 10/15/41	1,386,408	1,466,890
4.500%, 01/15/39	234,014	250,473
4.500%, 04/15/39	753,835	810,659
4.500%, 05/15/39	1,559,640	1,677,205
4.500%, 08/15/39	695,144	747,544
4.500%, 01/15/40	730,534	785,601
4.500%, 04/15/40	951,902	1,022,162
4.500%, 02/15/41	200,811	215,633
4.500%, 04/15/41	404,758	435,032
5.000%, 12/15/35	257,412	283,083
5.000%, 12/15/36	135,613	149,251
5.000%, 01/15/39	816,403	896,257
5.000%, 02/15/39	147,322	161,732
5.000%, 08/15/39	1,087,261	1,193,625
5.000%, 09/15/39	247,788	272,028
5.000%, 12/15/39	501,969	551,076
5.000%, 05/15/40	839,502	922,638
5.500%, 03/15/36	171,091	190,616
5.500%, 01/15/37	343,414	386,821
5.500%, 11/15/37	393,532	439,779
5.500%, 09/15/38	148,346	164,398
5.500%, 08/15/39	867,414	967,339
6.000%, 01/15/29	4,103	4,625
6.000%, 01/15/33	178,861	205,529
6.000%, 03/15/35	190,615	216,380
6.000%, 12/15/35	143,101	162,936
6.000%, 06/15/36	122,391	138,992
6.000%, 09/15/36	114,067	128,571
6.000%, 07/15/38	789,765	895,649
6.500%, 05/15/23	1,017	1,123
6.500%, 02/15/27	23,742	26,767
6.500%, 07/15/28	8,420	9,293
6.500%, 08/15/28	8,910	9,834
6.500%, 11/15/28	6,933	7,951
6.500%, 12/15/28	8,516	9,398
6.500%, 07/15/29	1,952	2,154
6.500%, 05/15/36	113,370	125,805
7.000%, 01/15/28	1,445	1,585
7.000%, 05/15/28	8,866	9,364
7.000%, 06/15/28	7,378	8,135

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 7.000%, 10/15/28	7,078	$7,701
7.000%, 09/15/29	2,236	2,274
7.000%, 01/15/31	1,263	1,283
7.000%, 03/15/31	11,674	11,863
7.000%, 07/15/31	328,106	386,557
7.000%, 08/15/31	56,683	67,705
7.000%, 02/15/32	9,294	9,390
7.000%, 07/15/32	19,706	22,307
7.500%, 04/15/30	7,779	7,888
8.000%, 08/15/26	2,944	3,269
8.000%, 09/15/26	2,512	2,766
8.000%, 06/15/29	21,241	22,536
9.000%, 11/15/24	4,116	4,397
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	2,216,518	2,262,106
3.000%, 03/20/43	3,176,411	3,237,542
3.000%, 12/20/44	2,855,230	2,900,429
3.000%, 04/20/45	2,690,052	2,731,660
3.000%, 08/20/45	3,920,342	3,980,978
3.000%, 11/20/45	2,257,789	2,292,711
3.000%, 01/20/46	3,900,394	3,960,721
3.000%, 09/20/46	4,417,682	4,483,274
3.000%, 10/20/46	4,497,190	4,563,962
3.000%, 11/20/46	4,644,721	4,713,684
3.000%, 01/20/47	10,417,750	10,574,760
3.000%, 03/20/47	2,863,548	2,906,706
3.000%, 04/20/47	1,917,418	1,946,026
3.500%, 12/20/41	1,372,863	1,437,112
3.500%, 03/20/42	2,734,563	2,858,075
3.500%, 08/20/42	1,329,629	1,389,685
3.500%, 01/20/43	4,054,631	4,237,766
3.500%, 04/20/43	1,626,138	1,696,952
3.500%, 05/20/43	2,669,667	2,785,925
3.500%, 07/20/44	3,532,266	3,681,364
3.500%, 02/20/45	3,820,043	3,981,288
3.500%, 06/20/45	2,477,636	2,578,423
3.500%, 08/20/45	5,637,628	5,866,960
3.500%, 09/20/45	6,466,835	6,729,898
3.500%, 10/20/45	3,835,493	3,991,516
3.500%, 12/20/45	3,364,098	3,500,945
3.500%, 01/20/46	3,372,267	3,509,447
3.500%, 02/20/46	2,772,121	2,884,887
3.500%, 05/20/46	3,813,241	3,968,626
3.500%, 06/20/46	3,204,250	3,334,819
3.500%, 02/20/47	5,158,058	5,368,241
3.500%, 03/20/47	4,658,389	4,848,176
3.500%, 06/20/47	5,710,823	5,944,758
4.000%, 11/20/40	1,322,883	1,403,870
4.000%, 12/20/40	1,478,803	1,569,335
4.000%, 05/20/43	2,277,075	2,419,341
4.000%, 11/20/43	977,322	1,038,383
4.000%, 02/20/44	3,214,962	3,415,826
4.000%, 04/20/44	1,357,838	1,442,416
4.000%, 05/20/44	1,659,476	1,762,843
4.000%, 09/20/44	2,594,444	2,756,050

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.000%, 10/20/44	3,725,503	3,957,561
4.000%, 11/20/44	726,626	771,887
4.000%, 10/20/45	3,056,296	3,234,752
4.000%, 11/20/45	1,603,650	1,697,287
4.000%, 02/20/47	4,411,691	4,653,288
4.000%, 03/20/47	935,075	986,282
4.000%, 04/20/47	3,726,055	3,930,196
4.500%, 08/20/40	1,129,286	1,213,128
4.500%, 12/20/40	721,470	775,035
4.500%, 04/20/41	627,958	674,586
4.500%, 03/20/42	509,604	547,443
4.500%, 10/20/43	803,765	859,903
4.500%, 02/20/44	1,565,746	1,675,104
4.500%, 04/20/45	1,486,751	1,590,592
4.500%, 03/20/47	2,618,179	2,794,373
5.000%, 08/20/40	514,630	554,587
5.000%, 10/20/40	531,156	572,397
5.000%, 06/20/44	1,242,839	1,339,338
6.500%, 06/20/31	20,828	24,384
6.500%, 11/20/38	433,197	498,653
7.500%, 02/20/28	2,442	2,747

		769,036,680

Federal Agencies—2.0%
Federal Home Loan Bank 1.750%, 06/12/20	14,700,000	14,705,586
Federal Home Loan Mortgage Corp. 1.125%, 04/15/19 (b)	12,000,000	11,937,120
1.250%, 10/02/19	3,000,000	2,980,890
1.375%, 05/01/20 (b)	5,145,000	5,112,381
Federal National Mortgage Association 2.125%, 04/24/26 (b)	11,500,000	11,212,500
6.625%, 11/15/30	2,450,000	3,475,545
Tennessee Valley Authority 5.250%, 09/15/39 (b)	3,350,000	4,401,364

		53,825,386

U.S. Treasury—36.6%
U.S. Treasury Bonds 2.250%, 08/15/46	3,000,000	2,638,890
2.500%, 02/15/45	14,400,000	13,437,073
2.500%, 02/15/46	8,200,000	7,628,952
2.500%, 05/15/46	4,800,000	4,461,936
2.750%, 08/15/42	2,020,000	1,997,154
2.875%, 05/15/43	4,760,000	4,800,079
2.875%, 08/15/45	5,000,000	5,025,500
2.875%, 11/15/46 (b)	3,000,000	3,011,100
3.000%, 11/15/44	11,000,000	11,338,910
3.000%, 05/15/45	4,500,000	4,635,225
3.000%, 11/15/45	7,700,000	7,926,380
3.000%, 02/15/47	3,000,000	3,086,370
3.000%, 05/15/47	3,800,000	3,910,846
3.125%, 02/15/42	1,800,000	1,904,814
3.125%, 02/15/43	3,270,000	3,451,910

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.125%, 08/15/44	4,700,000	$4,960,004
3.375%, 05/15/44	3,000,000	3,308,460
3.500%, 02/15/39	2,080,000	2,349,485
3.625%, 02/15/44	7,120,000	8,185,651
3.750%, 08/15/41	1,830,000	2,140,002
3.750%, 11/15/43	2,600,000	3,048,786
3.875%, 08/15/40	10,380,000	12,348,671
4.250%, 11/15/40	7,280,000	9,138,438
4.375%, 11/15/39	3,900,000	4,964,739
4.375%, 05/15/40	5,220,000	6,655,344
4.375%, 05/15/41	5,850,000	7,485,016
4.500%, 02/15/36	1,600,000	2,058,192
4.500%, 05/15/38	4,950,000	6,393,866
5.000%, 05/15/37 (b)	1,560,000	2,132,099
5.250%, 02/15/29	750,000	965,858
5.375%, 02/15/31	3,675,000	4,924,022
6.125%, 11/15/27	5,750,000	7,734,325
6.250%, 08/15/23	7,700,000	9,497,873
6.250%, 05/15/30 (b)	2,500,000	3,549,600
6.375%, 08/15/27 (b)	6,900,000	9,390,279
6.500%, 11/15/26	4,500,000	6,071,130
7.125%, 02/15/23	11,125,000	14,044,868
7.250%, 08/15/22	6,120,000	7,638,249
7.875%, 02/15/21 (b)	4,450,000	5,350,369
8.000%, 11/15/21	2,920,000	3,639,634
8.125%, 08/15/19	2,645,000	2,970,547
8.125%, 08/15/21 (b)	1,250,000	1,547,938
8.500%, 02/15/20	6,700,000	7,795,316
8.750%, 08/15/20	1,000,000	1,200,290
8.875%, 02/15/19 (b)	5,215,000	5,749,642
U.S. Treasury Notes 0.750%, 02/15/19 (b)	14,100,000	13,973,805
0.750%, 08/15/19 (b)	5,000,000	4,934,850
0.875%, 04/15/19	6,000,000	5,949,600
1.125%, 05/31/19	12,300,000	12,238,131
1.125%, 03/31/20	5,100,000	5,046,501
1.125%, 02/28/21	10,100,000	9,904,161
1.125%, 06/30/21 (b)	14,200,000	13,872,974
1.125%, 07/31/21	12,300,000	12,001,233
1.250%, 10/31/19	5,130,000	5,105,119
1.250%, 01/31/20	15,000,000	14,902,950
1.250%, 02/29/20 (b)	25,800,000	25,622,495
1.250%, 03/31/21	6,100,000	6,001,668
1.375%, 11/30/18 (b)	15,000,000	14,997,000
1.375%, 01/31/20	27,100,000	27,004,338
1.375%, 03/31/20	16,000,000	15,925,625
1.375%, 04/30/20	11,000,000	10,946,320
1.375%, 08/31/20	14,900,000	14,799,723
1.500%, 03/31/19 (b)	16,870,000	16,890,076
1.500%, 02/28/23	4,000,000	3,898,280
1.500%, 08/15/26	10,600,000	9,925,492
1.625%, 06/30/19	15,800,000	15,846,925
1.625%, 08/31/19	4,000,000	4,011,920
1.625%, 12/31/19 (b)	14,800,000	14,835,816
1.625%, 11/30/20	5,000,000	4,993,300

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.625%, 11/15/22	5,000,000	4,922,750
1.625%, 05/31/23	7,900,000	7,730,387
1.625%, 02/15/26	8,300,000	7,891,391
1.625%, 05/15/26	15,900,000	15,083,058
1.750%, 09/30/19	11,000,000	11,057,420
1.750%, 10/31/20	10,000,000	10,031,099
1.750%, 12/31/20	14,800,000	14,829,452
1.750%, 11/30/21	11,000,000	10,963,150
1.750%, 02/28/22	9,000,000	8,956,440
1.750%, 05/15/22 (b)	4,900,000	4,873,638
1.750%, 05/15/23	17,520,000	17,264,733
1.875%, 02/28/22 (b)	15,000,000	15,005,100
1.875%, 03/31/22	16,000,000	15,995,000
1.875%, 04/30/22 (b)	7,000,000	6,993,560
1.875%, 08/31/22	7,400,000	7,381,500
2.000%, 11/30/20	14,800,000	14,951,553
2.000%, 02/28/21	5,000,000	5,049,350
2.000%, 10/31/21	6,000,000	6,043,740
2.000%, 02/15/22	3,800,000	3,825,156
2.000%, 11/30/22	9,600,000	9,618,817
2.000%, 02/15/23	6,900,000	6,904,071
2.000%, 02/15/25	5,000,000	4,931,950
2.000%, 08/15/25	14,100,000	13,859,313
2.000%, 11/15/26	13,300,000	12,962,579
2.125%, 08/31/20	5,800,000	5,883,694
2.125%, 06/30/21	12,000,000	12,158,401
2.125%, 08/15/21	8,710,000	8,821,835
2.125%, 12/31/21	11,900,000	12,035,065
2.125%, 02/29/24	12,000,000	12,010,200
2.125%, 05/15/25	11,100,000	11,029,404
2.250%, 07/31/21 (b)	19,000,000	19,329,080
2.250%, 11/15/24 (b)	7,800,000	7,839,858
2.250%, 11/15/25	10,800,000	10,800,540
2.250%, 02/15/27	5,900,000	5,865,190
2.375%, 12/31/20	7,600,000	7,767,047
2.375%, 08/15/24	16,800,000	17,036,881
2.375%, 05/15/27	6,000,000	6,025,561
2.500%, 08/15/23	14,400,000	14,770,080
2.500%, 05/15/24 (b)	7,000,000	7,160,370
2.625%, 08/15/20	6,000,000	6,171,180
2.750%, 11/15/23	14,335,000	14,902,236
2.750%, 02/15/24	5,600,000	5,815,656
3.125%, 05/15/19	3,000,000	3,081,270
3.375%, 11/15/19	4,350,000	4,520,694
3.500%, 05/15/20	7,790,000	8,178,253
3.625%, 02/15/20	17,190,000	18,025,606
3.750%, 11/15/18	4,550,000	4,668,072

		991,143,514

Total U.S. Treasury & Government Agencies (Cost $1,778,322,922)		1,814,005,580

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—28.0%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.4%
Boeing Co. (The) 7.250%, 06/15/25	460,000	$590,447
Lockheed Martin Corp. 4.090%, 09/15/52 (144A)	5,454,000	5,452,364
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	726,222
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,033,140
United Technologies Corp. 4.500%, 06/01/42	2,645,000	2,844,935
7.500%, 09/15/29	200,000	277,930

		10,925,038

Agriculture—0.3%
Altria Group, Inc. 9.700%, 11/10/18	750,000	814,305
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (b)	2,000,000	2,149,820
Philip Morris International, Inc. 3.250%, 11/10/24	3,000,000	3,061,830
4.500%, 03/26/20	925,000	980,796
Reynolds American, Inc. 4.450%, 06/12/25	1,900,000	2,038,225

		9,044,976

Auto Manufacturers—0.7%
American Honda Finance Corp. 2.300%, 09/09/26 (b)	1,100,000	1,040,204
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,566,631
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,847,790
Ford Motor Credit Co. LLC 2.597%, 11/04/19 (b)	3,000,000	3,024,750
General Motors Financial Co., Inc. 2.400%, 05/09/19	5,000,000	5,023,700
Toyota Motor Credit Corp. 3.300%, 01/12/22	4,000,000	4,160,760

		17,663,835

Banks—6.5%
Bank of America Corp. 2.625%, 04/19/21	1,000,000	1,006,900
3.300%, 01/11/23	4,075,000	4,175,734
4.100%, 07/24/23	2,905,000	3,089,177
4.200%, 08/26/24	3,000,000	3,152,010
5.875%, 02/07/42	3,000,000	3,847,680
Bank of New York Mellon Corp. (The) 5.450%, 05/15/19	2,000,000	2,112,520
Bank of Nova Scotia (The) 2.050%, 10/30/18 (b)	3,480,000	3,492,563
Barclays plc 5.250%, 08/17/45	2,700,000	3,084,534
BNP Paribas S.A. 5.000%, 01/15/21	3,225,000	3,498,577

Banks—(Continued)
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,475,412
Capital One N.A. 2.250%, 09/13/21	3,000,000	2,959,710
Citigroup, Inc. 4.125%, 07/25/28 (b)	3,000,000	3,085,560
4.750%, 05/18/46	3,000,000	3,262,590
5.375%, 08/09/20	2,200,000	2,395,756
Cooperatieve Rabobank UA 5.250%, 05/24/41	3,640,000	4,469,374
Credit Suisse AG 4.375%, 08/05/20	2,611,000	2,768,104
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	3,000,000	3,113,640
Deutsche Bank AG 4.250%, 10/14/21	900,000	942,759
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,783,239
Goldman Sachs Group, Inc. (The) 2.300%, 12/13/19	3,000,000	3,013,350
3.850%, 01/26/27	1,900,000	1,938,361
6.000%, 06/15/20	2,000,000	2,195,720
6.125%, 02/15/33	2,075,000	2,605,972
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,778,040
5.250%, 03/14/44	900,000	1,057,239
6.500%, 09/15/37	905,000	1,200,573
HSBC USA, Inc. 2.350%, 03/05/20 (b)	3,000,000	3,018,570
JPMorgan Chase & Co. 1.700%, 03/01/18	2,000,000	2,000,600
3.250%, 09/23/22	2,850,000	2,946,188
3.900%, 07/15/25	4,700,000	4,936,786
4.950%, 03/25/20	2,650,000	2,833,195
6.300%, 04/23/19	1,900,000	2,027,053
KeyBank N.A. 3.300%, 06/01/25	3,800,000	3,873,758
KFW 1.500%, 02/06/19	5,000,000	4,994,650
1.625%, 03/15/21	5,500,000	5,455,065
2.375%, 08/25/21	1,945,000	1,976,431
2.750%, 09/08/20 (b)	2,300,000	2,362,054
Landwirtschaftliche Rentenbank 2.000%, 01/13/25 (b)	3,500,000	3,416,735
Lloyds Bank plc 6.375%, 01/21/21 (b)	1,500,000	1,688,190
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	1,900,000	1,927,360
Morgan Stanley 4.300%, 01/27/45	2,900,000	3,039,980
4.350%, 09/08/26	3,800,000	3,977,422
5.625%, 09/23/19	1,900,000	2,028,402
7.250%, 04/01/32	1,850,000	2,509,396
7.300%, 05/13/19	2,460,000	2,662,876
National Australia Bank, Ltd. 2.800%, 01/10/22 (b)	1,900,000	1,921,470

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Oesterreichische Kontrollbank AG 1.625%, 03/12/19	3,025,000	$3,024,213
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,102,993
Royal Bank of Canada 2.150%, 03/15/19	3,915,000	3,934,771
Royal Bank of Scotland Group plc 3.498%, 3M USD LIBOR + 1.480%, 05/15/23 (a)	1,000,000	1,007,790
Santander UK plc 2.375%, 03/16/20	2,000,000	2,015,140
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26	3,100,000	2,945,620
Toronto-Dominion Bank (The) 2.250%, 11/05/19 (b)	4,000,000	4,027,680
U.S. Bancorp 3.600%, 09/11/24	3,000,000	3,125,310
UBS AG 4.875%, 08/04/20	3,500,000	3,757,180
Wells Fargo & Co. 2.600%, 07/22/20	4,000,000	4,051,240
3.000%, 01/22/21 (b)	3,400,000	3,477,282
3.000%, 10/23/26	2,000,000	1,955,040
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,414,501
Westpac Banking Corp. 1.950%, 11/23/18	3,000,000	3,004,500
2.800%, 01/11/22 (b)	2,000,000	2,030,140

		174,974,675

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	5,300,000	6,021,171
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	1,165,000	1,247,426
Coca-Cola Co. (The) 3.150%, 11/15/20	280,000	290,525
3.200%, 11/01/23 (b)	3,000,000	3,134,070
Pepsi-Cola Metropolitan Bottling Co., Inc. 7.000%, 03/01/29	300,000	405,936
PepsiCo, Inc. 3.600%, 03/01/24	3,975,000	4,199,945
5.000%, 06/01/18	1,000,000	1,022,849

		16,321,922

Biotechnology—0.5%
Amgen, Inc. 2.600%, 08/19/26	3,200,000	3,064,960
5.700%, 02/01/19	850,000	892,814
6.150%, 06/01/18	1,650,000	1,697,276
Celgene Corp. 4.625%, 05/15/44 (b)	4,000,000	4,323,360
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	3,131,430

		13,109,840

Chemicals—0.6%
Dow Chemical Co. (The) 4.250%, 11/15/20	2,750,000	2,903,917
9.400%, 05/15/39	650,000	1,081,054
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	1,201,530
6.000%, 07/15/18	1,000,000	1,033,979
LyondellBasell Industries NV 4.625%, 02/26/55	4,400,000	4,525,444
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (b)	970,000	1,024,485
Praxair, Inc. 3.000%, 09/01/21 (b)	3,950,000	4,065,617

		15,836,026

Computers—0.6%
Apple, Inc. 2.250%, 02/23/21	3,000,000	3,023,130
2.400%, 05/03/23 (b)	2,072,000	2,067,483
4.450%, 05/06/44 (b)	2,944,000	3,247,791
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (b)	1,400,000	1,479,324
HP, Inc. 4.650%, 12/09/21 (b)	3,600,000	3,876,480
International Business Machines Corp. 4.000%, 06/20/42	3,200,000	3,212,416
8.375%, 11/01/19	425,000	481,623

		17,388,247

Cosmetics/Personal Care—0.3%
Procter & Gamble Co. (The) 2.300%, 02/06/22 (b)	3,600,000	3,625,380
Unilever Capital Corp. 2.900%, 05/05/27 (b)	1,500,000	1,481,880
5.900%, 11/15/32	1,500,000	1,960,050

		7,067,310

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 02/01/22 (b)	1,800,000	1,871,946
Air Lease Corp. 2.625%, 09/04/18	1,000,000	1,007,980
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,784,660
BlackRock, Inc. 3.500%, 03/18/24	3,800,000	3,978,106
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	2,942,109
HSBC Finance Corp. 6.676%, 01/15/21	433,000	489,641
Nomura Holdings, Inc. 6.700%, 03/04/20	1,325,000	1,456,917
Visa, Inc. 2.800%, 12/14/22	3,000,000	3,067,860

		16,599,219

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—1.5%
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43 (b)	3,070,000	$3,146,351
5.850%, 04/01/18	855,000	873,455
Dominion Energy, Inc. 3.900%, 10/01/25	1,900,000	1,982,384
6.400%, 06/15/18	1,750,000	1,805,444
DTE Electric Co. 3.700%, 03/15/45 (b)	4,000,000	3,977,240
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,446,760
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	4,073,440
Exelon Corp. 3.400%, 04/15/26	3,000,000	3,015,690
5.625%, 06/15/35	1,500,000	1,806,795
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,232,457
Northern States Power Co. 6.250%, 06/01/36	2,200,000	2,911,920
Ohio Power Co. 5.375%, 10/01/21 (b)	1,640,000	1,824,074
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,311,950
Pacific Gas & Electric Co. 5.400%, 01/15/40	3,320,000	4,083,699
PacifiCorp 2.950%, 02/01/22	2,800,000	2,865,912
PPL Capital Funding, Inc. 3.400%, 06/01/23	2,000,000	2,060,080
PSEG Power LLC 8.625%, 04/15/31 (b)	1,000,000	1,308,490

		41,726,141

Electrical Components & Equipment—0.1%
Emerson Electric Co. 4.875%, 10/15/19	1,800,000	1,905,048

Environmental Control—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,641,894

Food—0.5%
General Mills, Inc. 5.650%, 02/15/19	1,700,000	1,786,377
Kraft Heinz Foods Co. 3.000%, 06/01/26	3,300,000	3,168,660
Kroger Co. (The) 3.300%, 01/15/21	3,900,000	3,994,965
Mondelez International, Inc. 5.375%, 02/10/20	1,800,000	1,927,368
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,405,832

		13,283,202

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,314,998
International Paper Co. 3.000%, 02/15/27	1,500,000	1,455,405

		3,770,403

Gas—0.2%
Nisource Finance Corp. 4.800%, 02/15/44	4,000,000	4,387,680
Sempra Energy 6.150%, 06/15/18	900,000	927,241

		5,314,921

Healthcare-Products—0.6%
Abbott Laboratories 4.750%, 11/30/36	3,000,000	3,311,070
5.125%, 04/01/19	1,073,000	1,123,571
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	2,094,180
Medtronic, Inc. 4.000%, 04/01/43	3,900,000	3,982,953
4.625%, 03/15/45	3,000,000	3,416,310
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,671,543

		17,599,627

Healthcare-Services—0.4%
Aetna, Inc. 2.750%, 11/15/22	3,000,000	3,022,770
Anthem, Inc. 5.850%, 01/15/36	1,800,000	2,188,926
Laboratory Corp. of America Holdings 4.625%, 11/15/20 (b)	1,900,000	2,019,415
UnitedHealth Group, Inc. 3.750%, 07/15/25	3,600,000	3,821,977

		11,053,088

Insurance—0.9%
Aflac, Inc. 3.625%, 06/15/23	2,975,000	3,145,676
Allstate Corp. (The) 6.900%, 05/15/38	150,000	205,381
7.450%, 05/16/19	1,700,000	1,841,746
American International Group, Inc. 3.300%, 03/01/21	3,000,000	3,088,680
AXA S.A. 8.600%, 12/15/30	1,165,000	1,672,963
Berkshire Hathaway, Inc. 3.125%, 03/15/26	2,900,000	2,932,770
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,128,418
Chubb INA Holdings, Inc. 3.350%, 05/15/24	4,000,000	4,138,280

BHFTII-170

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MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	$1,010,053
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	4,000,000	4,184,240
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,874,332

		25,222,539

Internet—0.2%
Amazon.com, Inc. 3.800%, 12/05/24 (b)	3,800,000	4,060,566
eBay, Inc. 3.600%, 06/05/27 (b)	1,500,000	1,491,300

		5,551,866

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,263,405

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 7.900%, 12/15/18	1,757,000	1,884,470

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22	1,950,000	1,970,475

Media—1.0%
21st Century Fox America, Inc. 6.550%, 03/15/33	1,950,000	2,460,081
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	2,800,000	2,961,196
Comcast Corp. 4.650%, 07/15/42 (b)	3,670,000	4,051,166
5.650%, 06/15/35	1,500,000	1,826,640
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	2,082,708
Historic TW, Inc. 6.875%, 06/15/18	1,800,000	1,862,016
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	829,591
Time Warner Cable LLC 5.000%, 02/01/20	1,900,000	2,008,186
6.550%, 05/01/37	100,000	117,423
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	472,131
Time Warner, Inc. 6.100%, 07/15/40	925,000	1,079,771
7.700%, 05/01/32	685,000	952,444
Viacom, Inc. 4.375%, 03/15/43	3,500,000	3,013,255

Media—(Continued)
Walt Disney Co. (The) 2.750%, 08/16/21 (b)	1,930,000	1,972,923
2.950%, 06/15/27	2,000,000	1,998,467

		27,687,998

Mining—0.3%
Barrick North America Finance LLC 4.400%, 05/30/21 (b)	3,125,000	3,357,625
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,244,060
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	2,186,386

		7,788,071

Miscellaneous Manufacturing—0.4%
General Electric Co. 3.375%, 03/11/24	2,900,000	3,028,296
5.250%, 12/06/17	1,800,000	1,812,571
5.300%, 02/11/21	1,915,000	2,108,109
6.750%, 03/15/32	1,250,000	1,732,162
7.500%, 08/21/35	100,000	140,906
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,200,000	1,209,420

		10,031,464

Multi-National—1.4%
Asian Development Bank 1.625%, 08/26/20	4,000,000	3,982,760
2.000%, 02/16/22	2,000,000	1,999,140
European Bank for Reconstruction & Development 1.000%, 06/15/18	3,564,000	3,553,618
European Investment Bank 1.625%, 12/15/20 (b)	2,000,000	1,986,260
2.500%, 10/15/24 (b)	3,800,000	3,856,126
4.000%, 02/16/21	1,700,000	1,816,246
4.875%, 02/15/36	3,700,000	4,806,596
Inter-American Development Bank 1.750%, 10/15/19 (b)	2,000,000	2,004,720
2.125%, 01/15/25 (b)	3,900,000	3,850,938
6.800%, 10/15/25	500,000	638,505
7.000%, 06/15/25	200,000	258,030
International Bank for Reconstruction & Development 0.875%, 08/15/19 (b)	3,000,000	2,959,650
2.125%, 03/03/25 (b)	3,000,000	2,953,230
7.625%, 01/19/23 (b)	2,970,000	3,769,465
8.875%, 03/01/26	535,000	773,210

		39,208,494

Oil & Gas—1.6%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	389,775

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets plc 3.245%, 05/06/22	3,900,000	$4,037,826
Canadian Natural Resources, Ltd. 6.250%, 03/15/38 (b)	1,800,000	2,167,398
Chevron Corp. 3.191%, 06/24/23	3,025,000	3,139,073
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,934,927
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	907,165
Hess Corp. 8.125%, 02/15/19	1,630,000	1,749,723
Marathon Oil Corp. 6.600%, 10/01/37 (b)	2,000,000	2,306,880
Noble Energy, Inc. 3.900%, 11/15/24	4,200,000	4,304,832
Petroleos Mexicanos 4.875%, 01/24/22	1,900,000	1,992,055
6.625%, 06/15/35 (b)	3,400,000	3,668,124
Shell International Finance B.V. 1.875%, 05/10/21	5,000,000	4,961,650
4.300%, 09/22/19	1,000,000	1,048,600
4.375%, 05/11/45	1,900,000	2,035,242
Statoil ASA 3.250%, 11/10/24 (b)	3,100,000	3,178,275
6.700%, 01/15/18	300,000	304,747
Total Capital International S.A. 2.700%, 01/25/23	3,000,000	3,032,460
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	1,689,056

		42,847,808

Oil & Gas Services—0.2%
Halliburton Co. 3.500%, 08/01/23 (b)	4,000,000	4,142,680

Pharmaceuticals—1.2%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	3,340,768
Allergan Funding SCS 3.800%, 03/15/25	2,400,000	2,490,936
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,205,664
Express Scripts Holding Co. 4.500%, 02/25/26 (b)	2,700,000	2,890,431
6.125%, 11/15/41	313,000	379,722
Johnson & Johnson 5.950%, 08/15/37	910,000	1,221,229
6.950%, 09/01/29	250,000	344,812
Merck & Co., Inc. 2.400%, 09/15/22	4,000,000	4,030,720
6.550%, 09/15/37	1,000,000	1,381,700
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	374,271
Novartis Capital Corp. 4.400%, 04/24/20 (b)	900,000	956,700

Pharmaceuticals—(Continued)
Sanofi 4.000%, 03/29/21 (b)	2,775,000	2,941,916
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	3,000,000	2,956,380
Teva Pharmaceutical Finance Netherlands B.V. 2.800%, 07/21/23	3,000,000	2,861,370
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,326,201

		31,702,820

Pipelines—0.9%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	283,764
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	3,409,320
Energy Transfer L.P. 4.650%, 06/01/21 (b)	1,950,000	2,071,953
5.150%, 03/15/45	2,600,000	2,527,044
Enterprise Products Operating LLC 3.950%, 02/15/27	3,800,000	3,988,556
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,273,440
Sabine Pass Liquefaction LLC 5.625%, 04/15/23 (b)	2,700,000	2,992,329
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	1,050,000	1,264,735
7.625%, 04/01/37	640,000	815,315
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,303,226
Williams Partners L.P. 5.250%, 03/15/20	3,575,000	3,832,972

		25,762,654

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc. 6.100%, 03/15/20	860,000	941,597
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,107,855
HCP, Inc. 5.375%, 02/01/21	2,591,000	2,811,960
Kimco Realty Corp. 6.875%, 10/01/19	550,000	599,066
Simon Property Group L.P. 3.300%, 01/15/26 (b)	3,800,000	3,815,732

		11,276,210

Retail—1.2%
CVS Health Corp. 2.250%, 12/05/18	3,930,000	3,948,982
Home Depot, Inc. (The) 2.000%, 04/01/21 (b)	3,000,000	2,996,460
4.400%, 04/01/21 (b)	1,450,000	1,555,502
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,538,145

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Macy’s Retail Holdings, Inc. 4.300%, 02/15/43 (b)	2,300,000	$1,854,847
McDonald’s Corp. 3.700%, 01/30/26 (b)	6,000,000	6,253,620
5.350%, 03/01/18	885,000	898,775
Target Corp. 4.000%, 07/01/42	2,000,000	2,008,637
6.350%, 11/01/32	708,000	912,733
Wal-Mart Stores, Inc. 2.550%, 04/11/23 (b)	4,000,000	4,057,320
5.250%, 09/01/35	935,000	1,145,730
5.625%, 04/15/41 (b)	1,900,000	2,464,319
Walgreens Boots Alliance, Inc. 2.700%, 11/18/19 (b)	3,000,000	3,040,260

		32,675,330

Semiconductors—0.2%
Intel Corp. 2.700%, 12/15/22	2,000,000	2,038,900
QUALCOMM, Inc. 3.450%, 05/20/25 (b)	4,000,000	4,129,880

		6,168,780

Software—1.2%
Adobe Systems, Inc. 4.750%, 02/01/20	2,200,000	2,342,450
Fidelity National Information Services, Inc. 2.850%, 10/15/18	4,000,000	4,046,360
Microsoft Corp. 2.000%, 11/03/20 (b)	3,000,000	3,013,620
3.125%, 11/03/25	5,100,000	5,256,875
3.300%, 02/06/27 (b)	2,000,000	2,073,560
4.200%, 06/01/19 (b)	2,700,000	2,813,994
4.250%, 02/06/47	3,000,000	3,314,820
Oracle Corp. 2.375%, 01/15/19 (b)	3,885,000	3,922,840
4.125%, 05/15/45	4,200,000	4,396,602

		31,181,121

Telecommunications—1.6%
AT&T Mobility LLC 7.125%, 12/15/31	100,000	128,307
AT&T, Inc. 2.450%, 06/30/20	4,100,000	4,129,889
4.125%, 02/17/26 (b)	3,000,000	3,081,540
4.500%, 03/09/48	2,100,000	1,935,171
5.000%, 03/01/21	2,600,000	2,810,834
5.300%, 08/14/58	2,500,000	2,529,000
5.800%, 02/15/19	1,700,000	1,788,502
6.300%, 01/15/38	1,300,000	1,530,633
British Telecommunications plc 9.125%, 12/15/30	1,000,000	1,510,860
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	2,516,820

Telecommunications—(Continued)
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,471,160
Orange S.A. 5.500%, 02/06/44 (b)	2,400,000	2,885,304
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	834,604
Telefonica Emisiones S.A.U. 4.103%, 03/08/27 (b)	1,900,000	1,966,500
Verizon Communications, Inc. 2.946%, 03/15/22 (b)	1,690,000	1,716,634
3.376%, 02/15/25 (144A)	2,078,000	2,086,374
4.812%, 03/15/39	3,927,000	4,060,322
5.012%, 04/15/49	3,532,000	3,623,232
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,666,865

		43,272,551

Transportation—0.5%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	4,131,426
CSX Corp. 6.150%, 05/01/37	1,600,000	2,058,640
FedEx Corp. 4.550%, 04/01/46	1,000,000	1,065,600
8.000%, 01/15/19	675,000	726,867
Norfolk Southern Corp. 3.000%, 04/01/22	1,911,000	1,951,933
5.590%, 05/17/25	28,000	32,128
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,570,236
United Parcel Service, Inc. 5.125%, 04/01/19	760,000	798,008

		12,334,838

Total Corporate Bonds & Notes (Cost $740,722,776)		757,198,986

Foreign Government—1.6%

Banks—0.1%
Kreditanstalt fuer Wiederaufbau 1.500%, 04/20/20	3,000,000	2,982,630

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,231,340

Provincial—0.3%
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	1,950,950
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	288,593
Province of Ontario Canada 2.450%, 06/29/22 (b)	4,000,000	4,035,480
4.400%, 04/14/20	2,100,000	2,227,617

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Provincial—(Continued)
Province of Quebec Canada 7.500%, 07/15/23	350,000	$438,651

		8,941,291

Sovereign—1.2%
Canada Government International Bonds 1.625%, 02/27/19	4,000,000	4,008,560
Colombia Government International Bonds 5.000%, 06/15/45 (b)	1,000,000	1,029,710
8.125%, 05/21/24 (b)	1,500,000	1,921,230
Export-Import Bank of Korea 2.250%, 01/21/20	2,000,000	1,993,660
Japan Bank for International Cooperation 1.750%, 05/28/20	5,000,000	4,958,300
Mexico Government International Bonds 5.750%, 10/12/10	2,000,000	2,142,680
6.750%, 09/27/34	1,050,000	1,373,064
8.000%, 09/24/22	2,200,000	2,786,256
Panama Government International Bonds 5.200%, 01/30/20	1,370,000	1,474,038
Peruvian Government International Bonds 8.750%, 11/21/33 (b)	1,450,000	2,280,603
Philippine Government International Bonds 5.000%, 01/13/37	1,740,000	2,057,446
Republic of Korea 7.125%, 04/16/19	4,900,000	5,268,627

		31,294,174

Total Foreign Government (Cost $43,824,891)		44,449,435

Mortgage-Backed Securities—1.4%

Commercial Mortgage-Backed Securities—1.4%
CD Mortgage Trust 2.724%, 08/10/49	1,664,000	1,616,045
Commercial Mortgage Trust 3.765%, 02/10/49	1,539,000	1,610,912
3.838%, 09/10/47	3,800,000	3,993,182
3.902%, 07/10/50	1,835,000	1,935,549
Credit Suisse Mortgage Capital Certificates Trust 3.795%, 12/15/49 (a)	2,889,000	3,024,553
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,835,000	1,877,275
GS Mortgage Securities Trust 3.135%, 06/10/46	2,935,000	3,004,467
3.377%, 05/10/45	2,677,960	2,770,582
4.243%, 08/10/46	966,000	1,044,167
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	3,900,000	4,051,680
3.801%, 08/15/48	1,534,000	1,611,967
Morgan Stanley Bank of America Merrill Lynch Trust 3.544%, 01/15/49	3,850,000	3,975,167
3.635%, 10/15/48	1,547,000	1,615,565
3.732%, 05/15/48	3,750,000	3,938,326

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,073,675

Total Mortgage-Backed Securities (Cost $37,100,747)		37,143,112

Municipals—0.6%
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	2,160,000	3,004,884
New Jersey Turnpike Authority 7.414%, 01/01/40	3,500,000	5,277,405
Oregon School Boards Association, General Obligation Unlimited 5.680%, 06/30/28	1,900,000	2,261,209
State of California, General Obligation Unlimited, Build America Bonds 7.300%, 10/01/39	2,000,000	2,939,960
State of Georgia 6.637%, 04/01/57	2,000,000	2,527,480
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,243,899

Total Municipals (Cost $14,828,881)		17,254,837

Asset-Backed Securities—0.5%

Asset-Backed - Automobile—0.2%
Ally Auto Receivables Trust 1.990%, 11/15/21	2,990,000	2,991,596
Honda Auto Receivables Owner Trust 1.330%, 11/18/22	1,011,000	999,825
Nissan Auto Receivables Owner Trust 1.790%, 01/17/22	1,498,000	1,497,572

		5,488,993

Asset-Backed - Credit Card—0.3%
Citibank Credit Card Issuance Trust 2.150%, 07/15/21	2,980,000	2,999,308
2.880%, 01/23/23	4,924,000	5,058,997

		8,058,305

Total Asset-Backed Securities (Cost $13,510,400)		13,547,298

Short-Term Investments—0.8%

Discount Notes—0.7%
Federal Home Loan Bank 1.020%, 11/10/17 (c)	4,100,000	4,095,560
1.032%, 11/15/17 (c)	2,000,000	1,997,556
1.038%, 11/28/17 (c)	7,600,000	7,587,969
1.088%, 01/12/18 (c)	700,000	697,858

BHFTII-174

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Discount Notes—(Continued)
Freddie Mac 1.018%, 12/14/17 (c)	5,000,000	$4,989,455

		19,368,398

U.S. Treasury—0.1%
U.S. Treasury Bills 1.013%, 12/21/17 (c)	3,900,000	3,891,398

Total Short-Term Investments (Cost $23,258,527)		23,259,796

Securities Lending Reinvestments (d)—10.8%

Certificates of Deposit—6.6%
ABN AMRO Bank NV Zero Coupon, 11/21/17	4,982,685	4,991,700
Banco Del Estado De Chile New York 1.457%, 1M LIBOR + 0.220%, 10/19/17 (a)	6,000,000	6,000,228
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (a)	4,000,000	4,000,772
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (a)	3,000,000	3,001,392
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (a)	10,000,000	10,001,180
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (a)	5,000,000	5,000,270
1.647%, 1M LIBOR + 0.410%, 10/27/17 (a)	2,500,000	2,500,522
Chiba Bank, Ltd., New York 1.360%, 11/07/17	3,000,000	3,000,000
1.360%, 11/20/17	3,000,000	3,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (a)	500,000	500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (a)	500,000	500,050
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (a)	7,000,000	7,000,252
1.494%, 1M LIBOR + 0.260%, 10/16/17 (a)	6,500,000	6,500,312
KBC Bank NV 1.380%, 10/26/17	7,250,000	7,250,797
1.380%, 10/27/17	3,000,000	3,000,330
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	4,993,519	4,997,450
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (a)	2,000,000	2,000,050

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (a)	1,500,000	1,499,982
1.494%, 1M LIBOR + 0.260%, 10/18/17 (a)	2,500,000	2,500,085
1.515%, 1M LIBOR + 0.280%, 10/11/17 (a)	6,000,000	6,000,138
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (a)	3,500,000	3,501,225
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (a)	8,000,000	7,999,720
1.396%, 1M LIBOR + 0.160%, 11/13/17 (a)	6,000,000	6,000,276
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (a)	2,000,000	2,000,064
1.407%, 1M LIBOR + 0.170%, 02/23/18 (a)	8,000,000	8,000,336
1.486%, 1M LIBOR + 0.250%, 10/13/17 (a)	4,000,000	4,000,148
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (a)	4,000,000	3,999,820
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (a)	500,000	500,041
Standard Chartered plc 1.460%, 02/02/18	8,000,000	8,002,024
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (a)	2,500,000	2,499,925
1.432%, 1M LIBOR + 0.200%, 02/05/18 (a)	3,000,000	3,000,312
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (a)	750,000	750,056
1.404%, 1M LIBOR + 0.170%, 02/16/18 (a)	4,000,000	4,000,172
1.406%, 1M LIBOR + 0.170%, 11/13/17 (a)	1,000,000	1,000,081
1.488%, 1M LIBOR + 0.250%, 10/26/17 (a)	3,500,000	3,500,350
1.495%, 1M LIBOR + 0.260%, 10/11/17 (a)	2,500,000	2,500,095
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (a)	7,500,000	7,501,020
Swedbank AB 1.140%, 10/02/17	5,000,000	4,999,995
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (a)	12,000,000	12,010,704

BHFTII-175

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (a)	7,000,000	$6,999,951
1.694%, 3M LIBOR + 0.380%, 10/26/17 (a)	2,100,000	2,100,506

		178,112,331

Commercial Paper — 2.6%
Barton Capital S.A. 1.330%, 10/05/17	7,974,287	7,999,440
1.330%, 10/13/17	4,983,190	4,998,260
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (a)	2,000,000	2,000,342
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (a)	7,500,000	7,500,405
1.386%, 1M LIBOR + 0.150%, 11/13/17 (a)	3,000,000	3,000,138
Kells Funding LLC 1.400%, 03/01/18	4,964,417	4,969,885
Macquarie Bank, Ltd., London 1.350%, 11/13/17	2,990,775	2,995,302
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (a)	2,750,000	2,751,419
Ridgefield Funding Co. LLC 1.431%, 1M LIBOR + 0.200%, 03/07/18 (a)	3,000,000	3,000,000
Sheffield Receivables Co. 1.330%, 10/05/17	9,966,750	9,999,350
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (a)	8,000,000	8,000,488
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (a)	10,000,000	10,002,320
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (a)	2,100,000	2,100,389

		69,317,738

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,592,283 on 10/02/17, collateralized by $4,310,831 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $2,643,898.	2,592,057	2,592,057

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,400,210 on 10/02/17, collateralized by $2,443,218 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,448,000.	2,400,000	2,400,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,524,368 on 01/02/18, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $7,539,900 on 01/02/18, collateralized by $40,382 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $8,336,516.	7,500,000	7,500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,200,102 on 10/02/17, collateralized by $1,151,151 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,224,933.	1,200,000	1,200,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $10,035,667 on 10/06/17, collateralized by $9,592,927 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $10,207,777.	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $8,058,520 on 01/02/18, collateralized by various Common Stock with a value of $8,800,002.	8,000,000	8,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $4,184,327 on 01/02/18, collateralized by various Common Stock with a value of $4,510,000.	4,100,000	4,100,000

BHFTII-176

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $4,008,680 on 10/02/17, collateralized by $180,190 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $4,437,445.	4,000,000	$4,000,000

		41,492,057

Time Deposits—0.1%
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	100,000	100,000
Standard Chartered plc 1.200%, 10/02/17	100,000	100,000

		1,400,000

Total Securities Lending Reinvestments (Cost $290,291,556)		290,322,126

Total Investments—110.7% (Cost $2,941,860,700)		2,997,181,170
Other assets and liabilities (net)—(10.7)%		(290,115,927)

Net Assets—100.0%		$2,707,065,243

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $263,938,097 and the collateral received consisted of cash in the amount of $290,197,679. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $7,538,738, which is 0.3% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(LIBOR)—	London Interbank Offered Rate

BHFTII-177

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,814,005,580	$—	$1,814,005,580
Total Corporate Bonds & Notes*	—	757,198,986	—	757,198,986
Total Foreign Government*	—	44,449,435	—	44,449,435
Total Mortgage-Backed Securities*	—	37,143,112	—	37,143,112
Total Municipals	—	17,254,837	—	17,254,837
Total Asset-Backed Securities*	—	13,547,298	—	13,547,298
Total Short-Term Investments*	—	23,259,796	—	23,259,796
Total Securities Lending Reinvestments*	—	290,322,126	—	290,322,126
Total Investments	$—	$2,997,181,170	$—	$2,997,181,170

Collateral for Securities Loaned (Liability)	$—	$(290,197,679)	$—	$(290,197,679)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Curtiss-Wright Corp.	28,537	$2,983,258
Esterline Technologies Corp. (a)	17,055	1,537,508
Huntington Ingalls Industries, Inc.	29,359	6,648,052
KLX, Inc. (a)	33,248	1,759,817
Orbital ATK, Inc.	37,246	4,959,677
Teledyne Technologies, Inc. (a)	22,845	3,636,467

		21,524,779

Airlines—0.3%
JetBlue Airways Corp. (a) (b)	212,650	3,940,404

Auto Components—0.7%
Cooper Tire & Rubber Co. (c)	33,742	1,261,951
Dana, Inc.	93,544	2,615,490
Gentex Corp.	184,620	3,655,476

		7,532,917

Automobiles—0.4%
Thor Industries, Inc.	31,619	3,981,148

Banks—8.3%
Associated Banc-Corp.	97,850	2,372,863
BancorpSouth, Inc. (c)	54,734	1,754,225
Bank of Hawaii Corp. (c)	27,579	2,298,985
Bank of the Ozarks, Inc.	78,511	3,772,454
Cathay General Bancorp	49,099	1,973,780
Chemical Financial Corp. (c)	45,997	2,403,803
Commerce Bancshares, Inc.	57,816	3,340,030
Cullen/Frost Bankers, Inc. (c)	37,790	3,587,027
East West Bancorp, Inc.	93,415	5,584,349
First Horizon National Corp.	151,385	2,899,023
FNB Corp.	208,981	2,932,003
Fulton Financial Corp. (c)	113,107	2,120,756
Hancock Holding Co.	54,790	2,654,576
Home BancShares, Inc.	102,180	2,576,980
International Bancshares Corp.	35,019	1,404,262
MB Financial, Inc. (c)	54,201	2,440,129
PacWest Bancorp (c)	77,616	3,920,384
Pinnacle Financial Partners, Inc.	47,692	3,192,979
Prosperity Bancshares, Inc. (c)	44,928	2,953,117
Signature Bank (a)	35,543	4,550,926
Sterling Bancorp	145,216	3,579,574
SVB Financial Group (a) (c)	34,069	6,373,969
Synovus Financial Corp.	78,556	3,618,289
TCF Financial Corp.	110,964	1,890,827
Texas Capital Bancshares, Inc. (a)	32,069	2,751,520
Trustmark Corp. (c)	43,797	1,450,557
UMB Financial Corp.	28,454	2,119,539
Umpqua Holdings Corp.	142,375	2,777,736
United Bankshares, Inc.	67,862	2,521,073
Valley National Bancorp	170,669	2,056,561
Webster Financial Corp.	59,530	3,128,302
Wintrust Financial Corp.	36,084	2,825,738

		93,826,336

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a)	5,767	900,805

Biotechnology—0.6%
Bioverativ, Inc. (a)	69,930	3,990,905
United Therapeutics Corp. (a)	28,088	3,291,633

		7,282,538

Building Products—0.4%
Lennox International, Inc.	24,546	4,392,998

Capital Markets—3.1%
Eaton Vance Corp.	74,341	3,670,215
FactSet Research Systems, Inc. (c)	25,363	4,568,130
Federated Investors, Inc. - Class B (c)	61,654	1,831,124
Janus Henderson Group plc	116,619	4,063,006
Legg Mason, Inc.	56,279	2,212,327
MarketAxess Holdings, Inc.	24,301	4,483,778
MSCI, Inc.	58,227	6,806,736
SEI Investments Co.	84,846	5,180,697
Stifel Financial Corp.	44,165	2,361,061

		35,177,074

Chemicals—2.9%
Ashland Global Holdings, Inc.	40,346	2,638,225
Cabot Corp.	40,234	2,245,057
Chemours Co. (The)	119,482	6,046,984
Minerals Technologies, Inc.	22,689	1,602,978
NewMarket Corp. (c)	5,978	2,545,134
Olin Corp. (c)	107,493	3,681,635
PolyOne Corp.	52,882	2,116,866
RPM International, Inc.	86,337	4,432,542
Scotts Miracle-Gro Co. (The)	26,436	2,573,280
Sensient Technologies Corp.	28,361	2,181,528
Valvoline, Inc.	131,006	3,072,091

		33,136,320

Commercial Services & Supplies—1.8%
Brink’s Co. (The)	32,638	2,749,751
Clean Harbors, Inc. (a) (c)	33,627	1,906,651
Copart, Inc. (a)	129,559	4,452,943
Deluxe Corp.	31,263	2,280,948
Herman Miller, Inc.	38,665	1,388,073
HNI Corp.	28,508	1,182,227
MSA Safety, Inc.	21,974	1,747,153
Pitney Bowes, Inc.	120,698	1,690,979
Rollins, Inc.	62,019	2,861,557

		20,260,282

Communications Equipment—1.3%
ARRIS International plc (a)	114,124	3,251,393
Brocade Communications Systems, Inc.	267,504	3,196,673
Ciena Corp. (a)	91,659	2,013,748
InterDigital, Inc.	22,442	1,655,098
NetScout Systems, Inc. (a)	57,890	1,872,741
Plantronics, Inc.	21,728	960,812

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
ViaSat, Inc. (a) (c)	34,882	$2,243,610

		15,194,075

Construction & Engineering—1.2%
AECOM (a)	101,320	3,729,589
Dycom Industries, Inc. (a) (c)	20,094	1,725,673
EMCOR Group, Inc.	38,262	2,654,618
Granite Construction, Inc. (c)	25,759	1,492,734
KBR, Inc.	90,438	1,617,031
Valmont Industries, Inc.	14,606	2,309,209

		13,528,854

Construction Materials—0.3%
Eagle Materials, Inc.	31,356	3,345,685

Consumer Finance—0.3%
SLM Corp. (a)	279,015	3,200,302

Containers & Packaging—1.3%
AptarGroup, Inc.	40,554	3,500,216
Bemis Co., Inc.	58,709	2,675,369
Greif, Inc. - Class A (c)	16,703	977,794
Owens-Illinois, Inc. (a)	105,306	2,649,499
Silgan Holdings, Inc.	47,787	1,406,371
Sonoco Products Co.	64,264	3,242,119

		14,451,368

Distributors—0.3%
Pool Corp.	26,653	2,883,055

Diversified Consumer Services—0.7%
Adtalem Global Education, Inc.	40,134	1,438,804
Graham Holdings Co. - Class B	2,992	1,750,619
Service Corp. International	121,053	4,176,328
Sotheby’s (a)	24,178	1,114,848

		8,480,599

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. (c)	50,778	598,673

Electric Utilities—1.8%
Great Plains Energy, Inc.	139,432	4,224,790
Hawaiian Electric Industries, Inc. (c)	70,334	2,347,046
IDACORP, Inc.	32,580	2,864,759
OGE Energy Corp.	129,117	4,652,085
PNM Resources, Inc. (c)	51,499	2,075,410
Westar Energy, Inc.	91,838	4,555,165

		20,719,255

Electrical Equipment—0.7%
EnerSys	28,061	1,940,980
Hubbell, Inc.	35,367	4,103,279
Regal-Beloit Corp.	28,834	2,277,886

		8,322,145

Electronic Equipment, Instruments & Components—5.0%
Arrow Electronics, Inc. (a)	57,065	4,588,597
Avnet, Inc.	79,566	3,126,944
Belden, Inc.	27,348	2,202,334
Cognex Corp.	55,973	6,172,702
Coherent, Inc. (a)	15,925	3,745,082
IPG Photonics Corp. (a)	24,361	4,508,247
Jabil, Inc.	115,888	3,308,602
Keysight Technologies, Inc. (a)	119,848	4,992,868
Knowles Corp. (a)	57,810	882,759
Littelfuse, Inc.	14,685	2,876,498
National Instruments Corp. (c)	69,183	2,917,447
SYNNEX Corp.	18,851	2,384,840
Tech Data Corp. (a)	22,433	1,993,172
Trimble, Inc. (a) (c)	163,672	6,424,126
VeriFone Systems, Inc. (a) (c)	72,307	1,466,386
Vishay Intertechnology, Inc. (c)	86,717	1,630,280
Zebra Technologies Corp. - Class A (a)	34,337	3,728,311

		56,949,195

Energy Equipment & Services—1.5%
Core Laboratories NV	28,519	2,814,825
Diamond Offshore Drilling, Inc. (a) (c)	41,699	604,636
Dril-Quip, Inc. (a)	24,463	1,080,041
Ensco plc - Class A	196,468	1,172,914
Nabors Industries, Ltd.	184,783	1,491,199
Oceaneering International, Inc.	63,536	1,669,091
Patterson-UTI Energy, Inc.	137,940	2,888,464
Rowan Cos. plc - Class A (a) (c)	73,458	943,935
Superior Energy Services, Inc. (a) (c)	98,812	1,055,312
Transocean, Ltd. (a)	252,916	2,721,376

		16,441,793

Equity Real Estate Investment Trusts—8.9%
Alexander & Baldwin, Inc.	29,877	1,384,201
American Campus Communities, Inc.	88,206	3,894,295
Camden Property Trust	59,752	5,464,320
CoreCivic, Inc.	76,408	2,045,442
CoreSite Realty Corp.	22,107	2,473,773
Corporate Office Properties Trust	64,309	2,111,264
Cousins Properties, Inc. (c)	271,544	2,536,221
CyrusOne, Inc.	59,024	3,478,284
DCT Industrial Trust, Inc.	60,179	3,485,568
Douglas Emmett, Inc.	98,987	3,902,068
Education Realty Trust, Inc. (c)	47,324	1,700,351
EPR Properties	41,434	2,889,607
First Industrial Realty Trust, Inc.	77,485	2,331,524
Geo Group, Inc. (The)	80,192	2,157,165
Healthcare Realty Trust, Inc.	80,039	2,588,461
Highwoods Properties, Inc.	66,746	3,476,799
Hospitality Properties Trust	106,206	3,025,809
JBG SMITH Properties (a)	60,373	2,065,360
Kilroy Realty Corp.	63,597	4,523,019
Lamar Advertising Co. - Class A	54,060	3,704,732
LaSalle Hotel Properties	73,201	2,124,293
Liberty Property Trust	95,247	3,910,842
Life Storage, Inc.	30,106	2,462,972

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Mack-Cali Realty Corp.	58,088	$1,377,266
Medical Properties Trust, Inc.	235,396	3,090,750
National Retail Properties, Inc.	96,485	4,019,565
Omega Healthcare Investors, Inc.	127,525	4,069,323
Potlatch Corp.	26,255	1,339,005
Quality Care Properties, Inc. (a)	60,652	940,106
Rayonier, Inc.	83,340	2,407,693
Sabra Health Care REIT, Inc.	113,693	2,494,424
Senior Housing Properties Trust	153,582	3,002,528
Tanger Factory Outlet Centers, Inc. (c)	61,394	1,499,242
Taubman Centers, Inc.	39,249	1,950,675
Uniti Group, Inc. (a) (c)	106,628	1,563,167
Urban Edge Properties (c)	68,435	1,650,652
Washington Prime Group, Inc. (c)	120,105	1,000,475
Weingarten Realty Investors	77,216	2,450,836

		100,592,077

Food & Staples Retailing—0.5%
Casey’s General Stores, Inc. (c)	24,723	2,705,932
Sprouts Farmers Market, Inc. (a)	81,520	1,530,131
United Natural Foods, Inc. (a) (c)	32,724	1,360,991

		5,597,054

Food Products—2.5%
Dean Foods Co.	58,780	639,526
Flowers Foods, Inc.	119,108	2,240,421
Hain Celestial Group, Inc. (The) (a)	67,044	2,758,861
Ingredion, Inc.	46,345	5,591,061
Lamb Weston Holdings, Inc.	94,506	4,431,386
Lancaster Colony Corp.	12,601	1,513,632
Post Holdings, Inc. (a)	42,773	3,775,573
Sanderson Farms, Inc.	12,940	2,090,069
Snyder’s-Lance, Inc. (c)	54,980	2,096,937
Tootsie Roll Industries, Inc. (c)	12,387	470,706
TreeHouse Foods, Inc. (a)	36,974	2,504,249

		28,112,421

Gas Utilities—2.1%
Atmos Energy Corp.	68,576	5,749,412
National Fuel Gas Co. (c)	55,285	3,129,684
New Jersey Resources Corp. (c)	55,951	2,358,335
ONE Gas, Inc.	33,794	2,488,590
Southwest Gas Holdings, Inc.	30,765	2,387,979
UGI Corp.	112,094	5,252,725
WGL Holdings, Inc. (c)	33,115	2,788,283

		24,155,008

Health Care Equipment & Supplies—2.9%
ABIOMED, Inc. (a)	27,088	4,567,037
Globus Medical, Inc. - Class A (a) (c)	46,682	1,387,389
Halyard Health, Inc. (a) (c)	30,253	1,362,293
Hill-Rom Holdings, Inc.	42,595	3,152,030
LivaNova plc (a)	28,034	1,964,062
Masimo Corp. (a)	30,895	2,674,271
NuVasive, Inc. (a)	32,847	1,821,695

Health Care Equipment & Supplies—(Continued)
STERIS plc	54,913	4,854,309
Teleflex, Inc.	29,119	7,045,924
West Pharmaceutical Services, Inc.	47,846	4,605,656

		33,434,666

Health Care Providers & Services—1.6%
Acadia Healthcare Co., Inc. (a)	52,810	2,522,206
HealthSouth Corp.	63,836	2,958,798
LifePoint Health, Inc. (a) (c)	25,937	1,501,752
MEDNAX, Inc. (a)	60,496	2,608,587
Molina Healthcare, Inc. (a)	28,435	1,955,191
Owens & Minor, Inc.	39,585	1,155,882
Tenet Healthcare Corp. (a)	52,148	856,792
WellCare Health Plans, Inc. (a)	28,777	4,942,162

		18,501,370

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc. (a) (c)	116,773	1,661,680
Medidata Solutions, Inc. (a)	37,825	2,952,619

		4,614,299

Hotels, Restaurants & Leisure—2.6%
Brinker International, Inc.	31,636	1,007,923
Buffalo Wild Wings, Inc. (a)	10,022	1,059,325
Cheesecake Factory, Inc. (The) (c)	28,264	1,190,480
Churchill Downs, Inc.	8,368	1,725,482
Cracker Barrel Old Country Store, Inc.	15,545	2,356,933
Domino’s Pizza, Inc.	31,199	6,194,561
Dunkin’ Brands Group, Inc.	58,345	3,096,953
ILG, Inc.	68,648	1,834,961
International Speedway Corp. - Class A	16,148	581,328
Jack in the Box, Inc.	19,024	1,938,926
Papa John’s International, Inc.	17,188	1,255,927
Six Flags Entertainment Corp.	51,452	3,135,485
Texas Roadhouse, Inc.	42,251	2,076,214
Wendy’s Co. (The)	118,053	1,833,363

		29,287,861

Household Durables—1.8%
CalAtlantic Group, Inc. (c)	49,164	1,800,877
Helen of Troy, Ltd. (a)	17,602	1,705,634
KB Home	53,881	1,299,610
NVR, Inc. (a)	2,252	6,429,460
Tempur Sealy International, Inc. (a)	29,662	1,913,792
Toll Brothers, Inc. (c)	98,355	4,078,782
TRI Pointe Group, Inc. (a)	97,846	1,351,253
Tupperware Brands Corp.	32,895	2,033,569

		20,612,977

Household Products—0.2%
Energizer Holdings, Inc.	39,977	1,840,941

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	40,844	4,096,245

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—4.2%
Alleghany Corp. (a)	9,982	$5,530,128
American Financial Group, Inc.	44,391	4,592,249
Aspen Insurance Holdings, Ltd.	38,691	1,563,116
Brown & Brown, Inc.	75,027	3,615,551
CNO Financial Group, Inc.	109,280	2,550,595
First American Financial Corp.	71,586	3,577,153
Genworth Financial, Inc. - Class A (a)	322,718	1,242,464
Hanover Insurance Group, Inc. (The)	27,403	2,656,173
Kemper Corp. (c)	31,515	1,670,295
Mercury General Corp. (c)	23,602	1,337,997
Old Republic International Corp.	158,552	3,121,889
Primerica, Inc. (c)	29,021	2,366,663
Reinsurance Group of America, Inc.	41,698	5,818,122
RenaissanceRe Holdings, Ltd.	26,044	3,519,586
W.R. Berkley Corp.	61,945	4,134,209

		47,296,190

Internet & Direct Marketing Retail—0.1%
HSN, Inc.	20,661	806,812

Internet Software & Services—0.6%
Cars.com, Inc. (a)	46,274	1,231,351
j2 Global, Inc. (c)	31,251	2,308,824
LogMeIn, Inc.	34,061	3,748,413

		7,288,588

IT Services—3.3%
Acxiom Corp. (a)	51,494	1,268,812
Broadridge Financial Solutions, Inc.	75,306	6,086,231
Convergys Corp. (c)	60,309	1,561,400
CoreLogic, Inc. (a)	54,724	2,529,343
DST Systems, Inc.	39,121	2,146,960
Jack Henry & Associates, Inc.	50,067	5,146,387
Leidos Holdings, Inc.	91,897	5,442,140
MAXIMUS, Inc.	41,941	2,705,195
Sabre Corp.	134,848	2,440,749
Science Applications International Corp.	28,258	1,889,047
Teradata Corp. (a)	81,464	2,752,669
WEX, Inc. (a)	25,798	2,895,052

		36,863,985

Leisure Products—0.6%
Brunswick Corp.	57,361	3,210,495
Polaris Industries, Inc. (c)	37,616	3,935,762

		7,146,257

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. - Class A (a)	13,004	2,889,749
Bio-Techne Corp. (c)	24,138	2,918,043
Charles River Laboratories International, Inc. (a)	30,772	3,323,991
INC Research Holdings, Inc. - Class A (a)	36,342	1,900,687
PAREXEL International Corp. (a)	33,048	2,910,868

		13,943,338

Machinery—4.9%
AGCO Corp.	42,635	3,145,184
Crane Co.	32,754	2,619,992
Donaldson Co., Inc.	84,752	3,893,507
Graco, Inc. (c)	36,204	4,478,073
IDEX Corp.	49,413	6,002,197
ITT, Inc. (c)	56,895	2,518,742
Kennametal, Inc.	52,158	2,104,054
Lincoln Electric Holdings, Inc.	40,055	3,672,242
Nordson Corp.	32,825	3,889,762
Oshkosh Corp.	48,380	3,993,285
Terex Corp.	54,911	2,472,093
Timken Co. (The) (c)	44,289	2,150,231
Toro Co. (The)	69,773	4,330,112
Trinity Industries, Inc.	97,845	3,121,256
Wabtec Corp. (c)	55,232	4,183,824
Woodward, Inc.	35,680	2,769,125

		55,343,679

Marine—0.2%
Kirby Corp. (a) (c)	34,742	2,291,235

Media—1.5%
AMC Networks, Inc. - Class A (a)	33,672	1,968,802
Cable One, Inc.	3,033	2,190,190
Cinemark Holdings, Inc.	68,524	2,481,254
John Wiley & Sons, Inc. - Class A	28,812	1,541,442
Live Nation Entertainment, Inc. (a)	86,629	3,772,693
Meredith Corp. (c)	25,523	1,416,526
New York Times Co. (The) - Class A	81,275	1,592,990
TEGNA, Inc.	139,082	1,853,963

		16,817,860

Metals & Mining—2.0%
Allegheny Technologies, Inc. (a)	70,395	1,682,441
Carpenter Technology Corp. (c)	30,231	1,451,995
Commercial Metals Co.	74,856	1,424,510
Compass Minerals International, Inc. (c)	21,868	1,419,233
Reliance Steel & Aluminum Co.	47,136	3,590,349
Royal Gold, Inc.	42,245	3,634,760
Steel Dynamics, Inc.	155,088	5,345,883
United States Steel Corp.	112,925	2,897,655
Worthington Industries, Inc.	28,938	1,331,148

		22,777,974

Multi-Utilities—1.0%
Black Hills Corp. (c)	34,575	2,381,180
MDU Resources Group, Inc.	126,272	3,276,758
NorthWestern Corp.	31,338	1,784,386
Vectren Corp.	53,650	3,528,561

		10,970,885

Multiline Retail—0.2%
Big Lots, Inc.	28,585	1,531,298
Dillard’s, Inc. - Class A (c)	13,583	761,599

		2,292,897

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—2.5%
Callon Petroleum Co. (a) (c)	129,982	$1,460,998
CONSOL Energy, Inc. (a)	133,863	2,267,639
Energen Corp. (a)	62,842	3,436,200
Gulfport Energy Corp. (a)	106,390	1,525,633
HollyFrontier Corp. (c)	114,618	4,122,809
Matador Resources Co. (a)	57,650	1,565,197
Murphy Oil Corp.	104,881	2,785,639
PBF Energy, Inc. - Class A	70,918	1,958,046
QEP Resources, Inc. (a)	155,496	1,332,601
SM Energy Co.	66,178	1,173,998
Southwestern Energy Co. (a)	329,200	2,011,412
World Fuel Services Corp.	44,282	1,501,603
WPX Energy, Inc. (a)	257,230	2,958,145

		28,099,920

Paper & Forest Products—0.4%
Domtar Corp.	40,466	1,755,820
Louisiana-Pacific Corp. (a)	93,617	2,535,148

		4,290,968

Personal Products—0.5%
Avon Products, Inc. (a) (c)	284,447	662,762
Edgewell Personal Care Co. (a)	36,834	2,680,410
Nu Skin Enterprises, Inc. - Class A	32,175	1,978,119

		5,321,291

Pharmaceuticals—0.9%
Akorn, Inc. (a)	60,573	2,010,418
Catalent, Inc. (a)	84,927	3,390,286
Endo International plc (a)	129,931	1,112,859
Mallinckrodt plc (a)	62,830	2,347,957
Prestige Brands Holdings, Inc. (a) (c)	34,267	1,716,434

		10,577,954

Professional Services—0.7%
Dun & Bradstreet Corp. (The)	23,894	2,781,501
ManpowerGroup, Inc.	43,147	5,083,579

		7,865,080

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	29,311	3,619,908

Road & Rail—1.7%
Avis Budget Group, Inc. (a) (c)	47,025	1,789,771
Genesee & Wyoming, Inc. - Class A (a)	39,778	2,943,970
Knight-Swift Transportation Holdings, Inc. (a)	82,527	3,428,997
Landstar System, Inc.	27,106	2,701,113
Old Dominion Freight Line, Inc.	44,211	4,868,073
Ryder System, Inc.	34,256	2,896,345
Werner Enterprises, Inc. (c)	28,971	1,058,890

		19,687,159

Semiconductors & Semiconductor Equipment—2.6%
Cirrus Logic, Inc. (a)	41,251	2,199,503

Semiconductors & Semiconductor Equipment—(Continued)
Cree, Inc. (a) (c)	63,157	1,780,396
Cypress Semiconductor Corp. (c)	214,968	3,228,819
First Solar, Inc. (a)	52,658	2,415,949
Integrated Device Technology, Inc. (a)	86,278	2,293,269
Microsemi Corp. (a)	74,660	3,843,497
Monolithic Power Systems, Inc.	24,616	2,622,835
Silicon Laboratories, Inc. (a)	27,508	2,197,889
Synaptics, Inc. (a)	21,790	853,732
Teradyne, Inc.	127,907	4,769,652
Versum Materials, Inc.	70,341	2,730,638

		28,936,179

Software—3.4%
ACI Worldwide, Inc. (a) (c)	76,319	1,738,547
Blackbaud, Inc.	31,074	2,728,297
CDK Global, Inc.	85,157	5,372,555
CommVault Systems, Inc. (a)	27,369	1,664,035
Fair Isaac Corp.	19,804	2,782,462
Fortinet, Inc. (a)	97,728	3,502,572
Manhattan Associates, Inc. (a) (c)	44,564	1,852,525
PTC, Inc. (a) (c)	74,746	4,206,705
Take-Two Interactive Software, Inc. (a)	68,875	7,041,091
Tyler Technologies, Inc. (a) (c)	22,430	3,909,998
Ultimate Software Group, Inc. (The) (a) (c)	18,321	3,473,662

		38,272,449

Specialty Retail—1.8%
Aaron’s, Inc.	40,240	1,755,671
American Eagle Outfitters, Inc.	108,746	1,555,068
AutoNation, Inc. (a)	42,209	2,003,239
Bed Bath & Beyond, Inc.	93,179	2,186,911
Dick’s Sporting Goods, Inc.	54,733	1,478,338
GameStop Corp. - Class A	65,471	1,352,631
Michaels Cos., Inc. (The) (a)	71,379	1,532,507
Murphy USA, Inc. (a)	21,677	1,495,713
Office Depot, Inc.	335,172	1,521,681
Sally Beauty Holdings, Inc. (a) (c)	84,939	1,663,106
Urban Outfitters, Inc. (a)	52,548	1,255,897
Williams-Sonoma, Inc.	51,533	2,569,436

		20,370,198

Technology Hardware, Storage & Peripherals—0.4%
3D Systems Corp. (a) (c)	73,583	985,276
Diebold Nixdorf, Inc. (c)	48,821	1,115,560
NCR Corp. (a)	78,555	2,947,384

		5,048,220

Textiles, Apparel & Luxury Goods—0.6%
Carter’s, Inc.	30,927	3,054,041
Deckers Outdoor Corp. (a)	20,689	1,415,334
Skechers USA, Inc. - Class A (a)	86,563	2,171,866

		6,641,241

Thrifts & Mortgage Finance—0.5%
New York Community Bancorp, Inc.	316,195	4,075,754

BHFTII-183

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—(Continued)
Washington Federal, Inc.	57,380	$1,930,837

		6,006,591

Trading Companies & Distributors—0.7%
GATX Corp.	25,021	1,540,293
MSC Industrial Direct Co., Inc. - Class A	29,160	2,203,621
NOW, Inc. (a)	69,612	961,342
Watsco, Inc.	19,643	3,163,898

		7,869,154

Water Utilities—0.3%
Aqua America, Inc. (c)	114,860	3,812,203

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	59,312	1,654,212

Total Common Stocks (Cost $794,437,593)		1,088,827,946

Mutual Fund—1.8%

Investment Company Security—1.8%
SPDR S&P MidCap 400 ETF Trust (c) (Cost $20,816,547)	64,400	21,015,652

Short-Term Investments—2.2%

Discount Notes—1.7%
Federal Home Loan Bank 0.772%, 10/04/17 (d)	825,000	824,955
0.858%, 10/06/17 (d)	125,000	124,986
0.993%, 11/01/17 (d)	1,675,000	1,673,605
0.994%, 10/25/17 (d)	2,575,000	2,573,370
1.032%, 11/24/17 (d)	400,000	399,411
1.042%, 11/13/17 (d)	1,075,000	1,073,745
1.094%, 01/24/18 (d)	12,550,000	12,507,079

		19,177,151

U.S. Treasury—0.5%
U.S. Treasury Bills 0.882%, 10/19/17 (d)	2,700,000	2,698,829
1.009%, 12/21/17 (d)	3,175,000	3,167,997
1.023%, 12/14/17 (d)	200,000	199,612

		6,066,438

Total Short-Term Investments (Cost $25,242,400)		25,243,589

Securities Lending Reinvestments (e)—7.4%

Certificates of Deposit—2.4%
ABN AMRO Bank NV Zero Coupon, 11/21/17	996,537	998,340

Certificates of Deposit—(Continued)
Bank of China, Ltd. 1.540%, 10/23/17	2,000,000	2,000,000
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (f)	2,000,000	2,000,418
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (f)	1,500,000	1,500,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (f)	1,500,000	1,500,149
Credit Suisse AG New York 1.494%, 1M LIBOR + 0.260%, 10/16/17 (f)	2,000,000	2,000,096
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (f)	1,000,000	1,000,000
Mizuho Bank, Ltd., New York 1.494%, 1M LIBOR + 0.260%, 10/18/17 (f)	1,000,000	1,000,034
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (f)	2,500,000	2,500,875
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (f)	2,000,000	2,000,064
1.486%, 1M LIBOR + 0.250%, 10/13/17 (f)	1,000,000	1,000,037
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (f)	2,000,000	1,999,940
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (f)	1,500,000	1,500,150
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (f)	4,000,000	4,001,288
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (f)	2,400,000	2,400,578

		27,401,969

Commercial Paper—1.2%
Barton Capital S.A. 1.330%, 10/13/17	1,993,276	1,999,304
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (f)	3,000,000	3,000,513
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (f)	500,000	500,027
Ridgefield Funding Co. LLC 1.431%, 1M LIBOR + 0.200%, 03/07/18 (f)	2,500,000	2,500,000

BHFTII-184

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (f)	1,500,000	$1,500,348
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (f)	3,800,000	3,800,704

		13,300,896

Repurchase Agreements—2.1%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $913,929 on 10/02/17, collateralized by $1,519,816 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $932,126.	913,849	913,849
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $7,400,648 on 10/02/17, collateralized by $7,533,256 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $7,548,001.	7,400,000	7,400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $900,090 on 10/02/17, collateralized by $905,319 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $918,004.	900,000	900,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $5,300,552 on 10/02/17, collateralized by $5,398,471 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $5,406,002.	5,300,000	5,300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $800,083 on 10/02/17, collateralized by $803,966 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $816,002.	800,000	800,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $2,010,640 on 01/02/18, collateralized by $10,769 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $2,223,071.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $700,060 on 10/02/17, collateralized by $671,505 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $714,544.	700,000	700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $4,082,270 on 01/02/18, collateralized by various Common Stock with a value of $4,400,000.	4,000,000	4,000,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $1,007,315 on 01/02/18, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	$1,000,000

		24,013,849

Time Deposits—1.7%
ABN AMRO Bank NV 1.060%, 10/02/17	4,000,000	4,000,000
Credit Agricole S.A. 1.080%, 10/02/17	400,000	400,000
Credit Industriel et Commercial 1.100%, 10/02/17	4,000,000	4,000,000
DZ Bank AG 1.060%, 10/02/17	4,000,000	4,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	400,000	400,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	500,000	500,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Standard Chartered plc 1.200%, 10/02/17	500,000	500,000
Svenska 1.050%, 10/02/17	4,000,000	4,000,000

		18,800,000

Total Securities Lending Reinvestments (Cost $83,511,112)		83,516,714

Total Investments—107.5% (Cost $924,007,652)		1,218,603,901
Other assets and liabilities (net)—(7.5)%		(85,089,277)

Net Assets—100.0%		$1,133,514,624

BHFTII-185

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $2,686,850.
(c)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $81,687,166 and the collateral received consisted of cash in the amount of $83,503,662. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London Interbank Offered Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
S&P Midcap 400 Index E-Mini Futures	12/15/17	142	USD	25,498,940	$814,876

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,088,827,946	$—	$—	$1,088,827,946
Total Mutual Fund*	21,015,652	—	—	21,015,652
Total Short-Term Investments*	—	25,243,589	—	25,243,589
Total Securities Lending Reinvestments*	—	83,516,714	—	83,516,714
Total Investments	$1,109,843,598	$108,760,303	$—	$1,218,603,901

Collateral for Securities Loaned (Liability)	$—	$(83,503,662)	$—	$(83,503,662)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$814,876	$—	$—	$814,876

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Australia—6.7%
AGL Energy, Ltd.	45,920	$844,583
Alumina, Ltd.	191,453	331,616
Amcor, Ltd.	83,280	996,819
AMP, Ltd.	234,994	893,871
APA Group	76,126	500,179
Aristocrat Leisure, Ltd.	41,217	681,959
ASX, Ltd.	16,055	662,683
Aurizon Holdings, Ltd.	157,842	608,964
AusNet Services	141,257	188,040
Australia & New Zealand Banking Group, Ltd.	223,532	5,212,439
Bank of Queensland, Ltd.	24,917	254,621
Bendigo & Adelaide Bank, Ltd.	35,779	327,860
BGP Holdings plc (a) (b)	713,624	0
BHP Billiton plc	163,047	2,876,187
BHP Billiton, Ltd.	241,982	4,893,707
BlueScope Steel, Ltd.	45,759	394,307
Boral, Ltd.	86,560	461,927
Brambles, Ltd.	129,540	917,758
Caltex Australia, Ltd.	18,604	469,987
Challenger, Ltd.	44,035	431,968
CIMIC Group, Ltd.	8,428	293,349
Coca-Cola Amatil, Ltd.	42,510	258,328
Cochlear, Ltd.	4,099	513,083
Commonwealth Bank of Australia	130,078	7,706,117
Computershare, Ltd.	41,806	476,502
Crown Resorts, Ltd.	29,464	262,053
CSL, Ltd.	34,286	3,605,751
Dexus (REIT)	77,269	578,263
Domino’s Pizza Enterprises, Ltd.	4,938	178,069
Fortescue Metals Group, Ltd.	125,869	509,788
Goodman Group (REIT)	139,425	905,400
GPT Group (The) (REIT)	140,241	547,874
Healthscope, Ltd.	134,432	176,903
Incitec Pivot, Ltd.	131,085	372,302
Insurance Australia Group, Ltd.	184,566	927,025
Lend Lease Group (REIT)	39,184	553,174
Macquarie Group, Ltd.	25,451	1,819,640
Medibank Private, Ltd.	199,900	459,335
Mirvac Group (REIT)	286,765	517,063
National Australia Bank, Ltd.	201,094	4,997,287
Newcrest Mining, Ltd.	60,310	991,377
Oil Search, Ltd.	104,563	576,742
Orica, Ltd.	26,176	407,644
Origin Energy, Ltd. (c)	140,897	830,932
Qantas Airways, Ltd.	36,489	167,464
QBE Insurance Group, Ltd.	110,125	870,184
Ramsay Health Care, Ltd.	10,616	520,754
REA Group, Ltd.	4,158	219,839
Santos, Ltd. (c)	145,305	460,973
Scentre Group (REIT)	417,733	1,291,745
Seek, Ltd.	22,233	290,834
Sonic Healthcare, Ltd.	32,696	538,261
South32, Ltd.	422,905	1,090,487
Stockland (REIT)	205,214	694,538
Suncorp Group, Ltd.	95,658	983,960
Sydney Airport	80,467	450,580
Tabcorp Holdings, Ltd.	54,472	182,965

Australia—(Continued)
Tatts Group, Ltd.	123,533	387,200
Telstra Corp., Ltd.	335,688	920,959
Transurban Group	159,204	1,489,348
Treasury Wine Estates, Ltd.	53,467	576,453
Vicinity Centres (REIT)	252,185	527,910
Wesfarmers, Ltd.	85,407	2,770,892
Westfield Corp. (REIT)	137,575	847,478
Westpac Banking Corp.	254,439	6,411,793
Woodside Petroleum, Ltd.	60,391	1,384,566
Woolworths, Ltd.	97,245	1,927,587

		75,420,246

Austria—0.2%
Andritz AG	5,828	337,003
Erste Group Bank AG (c)	23,576	1,021,779
OMV AG	9,828	572,904
Raiffeisen Bank International AG (c)	9,390	314,836
Voestalpine AG	9,525	485,893

		2,732,415

Belgium—1.1%
Ageas	15,573	732,096
Anheuser-Busch InBev S.A.	57,113	6,828,248
Colruyt S.A. (d)	5,430	278,388
Groupe Bruxelles Lambert S.A.	5,864	617,454
KBC Groep NV	19,558	1,658,181
Proximus	11,920	411,354
Solvay S.A.	5,735	857,942
Telenet Group Holding NV (c)	4,184	277,112
UCB S.A.	9,619	685,437
Umicore S.A.	6,397	529,408

		12,875,620

Chile—0.0%
Antofagasta plc	26,957	343,331

China—0.1%
BOC Hong Kong Holdings, Ltd.	290,465	1,413,379
Yangzijiang Shipbuilding Holdings, Ltd.	184,300	194,325

		1,607,704

Denmark—1.8%
AP Moller - Maersk A/S - Class A	274	503,683
AP Moller - Maersk A/S - Class B	493	936,861
Carlsberg A/S - Class B	7,850	860,135
Chr Hansen Holding A/S	7,473	641,078
Coloplast A/S - Class B	9,594	778,829
Danske Bank A/S	57,815	2,312,697
DONG Energy A/S	11,778	674,336
DSV A/S	14,050	1,063,114
Genmab A/S (c)	4,236	936,520
H Lundbeck A/S	5,421	312,919
ISS A/S	13,228	532,125
Novo Nordisk A/S - Class B	140,061	6,725,648
Novozymes A/S - B Shares	17,609	903,845

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Pandora A/S	7,708	$761,032
TDC A/S	59,338	347,972
Tryg A/S	8,735	201,766
Vestas Wind Systems A/S	17,209	1,544,750
William Demant Holding A/S (c)	9,405	248,357

		20,285,667

Finland—1.0%
Elisa Oyj	9,227	397,278
Fortum Oyj	30,377	606,880
Kone Oyj - Class B	26,344	1,395,407
Metso Oyj	7,511	275,643
Neste Oyj	9,073	396,503
Nokia Oyj	432,039	2,595,111
Nokian Renkaat Oyj	10,639	473,599
Orion Oyj - Class B	8,084	375,369
Sampo Oyj - A Shares	35,348	1,870,126
Stora Enso Oyj - R Shares	40,497	572,868
UPM-Kymmene Oyj	42,203	1,144,905
Wartsila Oyj Abp	10,464	741,828

		10,845,517

France—10.1%
Accor S.A.	13,973	693,949
Aeroports de Paris	2,209	357,287
Air Liquide S.A.	29,287	3,904,229
Airbus SE	44,414	4,228,509
Alstom S.A.	13,067	555,829
Arkema S.A.	5,073	621,785
Atos SE	7,084	1,100,252
AXA S.A.	145,162	4,392,635
BNP Paribas S.A.	85,450	6,896,990
Bollore S.A.	61,600	308,251
Bouygues S.A.	14,921	708,316
Bureau Veritas S.A.	19,643	507,108
Capgemini SE	12,357	1,447,673
Carrefour S.A.	46,421	938,030
Casino Guichard Perrachon S.A.	4,364	258,904
Cie de St-Gobain	37,286	2,223,065
Cie Generale des Etablissements Michelin	13,198	1,929,380
CNP Assurances	10,520	246,882
Credit Agricole S.A.	90,038	1,637,584
Danone S.A.	45,204	3,547,680
Dassault Aviation S.A.	183	295,898
Dassault Systemes SE	10,162	1,027,720
Edenred	14,331	390,065
Eiffage S.A.	5,760	596,586
Electricite de France S.A.	42,972	522,080
Engie S.A.	134,009	2,275,163
Essilor International S.A.	15,667	1,938,825
Eurazeo S.A.	2,602	232,765
Eutelsat Communications S.A.	14,990	444,321
Fonciere Des Regions (REIT)	3,163	328,921
Gecina S.A. (REIT)	3,720	603,401
Groupe Eurotunnel SE	32,808	395,631
Hermes International	2,306	1,162,927

France—(Continued)
ICADE (REIT)	2,561	228,596
Iliad S.A.	1,762	468,776
Imerys S.A.	2,253	203,650
Ingenico Group S.A.	4,093	388,478
Ipsen S.A.	2,947	392,185
JCDecaux S.A.	4,706	176,166
Kering	5,893	2,346,419
Klepierre (REIT)	16,658	654,068
L’Oreal S.A.	18,814	3,998,529
Lagardere SCA	8,303	278,342
Legrand S.A.	20,811	1,502,972
LVMH Moet Hennessy Louis Vuitton SE	21,095	5,817,281
Natixis S.A.	80,165	641,772
Orange S.A.	155,574	2,548,112
Pernod-Ricard S.A.	16,190	2,239,161
Peugeot S.A.	40,345	961,196
Publicis Groupe S.A.	15,420	1,076,776
Remy Cointreau S.A.	1,860	220,184
Renault S.A.	13,423	1,319,150
Rexel S.A.	20,752	359,213
Safran S.A.	23,281	2,379,198
Sanofi	85,550	8,506,176
Schneider Electric SE (c)	42,131	3,668,004
SCOR SE	11,686	490,211
SEB S.A.	1,809	332,116
SFR Group S.A. (c)	1	41
Societe BIC S.A.	2,149	257,705
Societe Generale S.A.	57,947	3,390,767
Sodexo S.A.	6,778	846,324
Suez	28,840	526,414
Thales S.A.	7,807	883,647
Total S.A. (d)	178,347	9,594,531
Unibail-Rodamco SE (REIT)	7,391	1,799,712
Valeo S.A.	18,217	1,354,100
Veolia Environnement S.A.	38,440	888,132
Vinci S.A.	38,848	3,693,266
Vivendi S.A.	76,316	1,933,104
Wendel S.A.	2,267	367,516
Zodiac Aerospace	14,929	431,792

		113,882,423

Germany—9.0%
adidas AG	14,136	3,198,515
Allianz SE	34,369	7,718,324
Axel Springer SE	3,006	193,332
BASF SE	69,057	7,350,788
Bayer AG	62,422	8,508,635
Bayerische Motoren Werke AG	25,112	2,548,069
Beiersdorf AG	8,429	907,143
Brenntag AG	12,657	705,505
Commerzbank AG (c)	81,742	1,112,273
Continental AG	8,198	2,081,305
Covestro AG	8,563	736,461
Daimler AG	73,161	5,835,540
Deutsche Bank AG	155,525	2,689,895
Deutsche Boerse AG	14,033	1,521,463

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Deutsche Lufthansa AG	17,782	$494,224
Deutsche Post AG	72,964	3,248,963
Deutsche Telekom AG	245,898	4,588,707
Deutsche Wohnen SE	28,299	1,202,070
E.ON SE	172,724	1,955,364
Evonik Industries AG	13,109	468,561
Fraport AG Frankfurt Airport Services Worldwide	3,260	309,746
Fresenius Medical Care AG & Co. KGaA	15,649	1,531,914
Fresenius SE & Co. KGaA	32,401	2,614,278
GEA Group AG	14,300	650,712
Hannover Rueck SE	4,145	499,691
HeidelbergCement AG	11,924	1,225,977
Henkel AG & Co. KGaA	7,933	965,769
HOCHTIEF AG	1,646	277,777
Hugo Boss AG (d)	4,934	435,002
Infineon Technologies AG	84,354	2,121,113
Innogy SE	11,200	498,584
K&S AG (d)	14,121	384,873
KION Group AG	5,441	520,827
LANXESS AG	7,402	584,500
Linde AG	14,236	2,969,617
MAN SE	3,022	341,191
Merck KGaA	9,421	1,048,692
METRO AG (c)	15,747	333,063
Muenchener Rueckversicherungs-Gesellschaft AG	11,588	2,478,208
OSRAM Licht AG	6,124	489,005
ProSiebenSat.1 Media SE	18,669	636,377
RWE AG (c)	39,146	889,470
SAP SE	74,178	8,128,281
Siemens AG	57,551	8,110,111
Symrise AG	8,745	664,711
Telefonica Deutschland Holding AG	58,800	330,066
ThyssenKrupp AG	31,577	936,058
TUI AG	37,093	630,653
United Internet AG	8,781	547,158
Volkswagen AG	2,495	422,528
Vonovia SE	36,786	1,565,787
Zalando SE (c)	8,719	437,042

		100,643,918

Hong Kong—3.2%
AIA Group, Ltd.	906,400	6,722,908
ASM Pacific Technology, Ltd.	19,600	283,432
Bank of East Asia, Ltd. (The)	103,920	449,305
CK Asset Holdings, Ltd.	196,940	1,638,189
CK Hutchison Holdings, Ltd.	201,440	2,585,438
CK Infrastructure Holdings, Ltd.	57,000	491,582
CLP Holdings, Ltd.	116,377	1,193,888
Galaxy Entertainment Group, Ltd.	181,000	1,279,136
Hang Lung Group, Ltd.	74,000	266,527
Hang Lung Properties, Ltd.	162,000	385,042
Hang Seng Bank, Ltd.	60,800	1,484,082
Henderson Land Development Co., Ltd.	82,902	550,872
HK Electric Investments & HK Electric Investments, Ltd.	214,000	195,406
HKT Trust & HKT, Ltd.	297,980	362,879

Hong Kong—(Continued)
Hong Kong & China Gas Co., Ltd.	630,427	1,185,150
Hong Kong Exchanges and Clearing, Ltd.	89,700	2,432,550
Hongkong Land Holdings, Ltd.	95,400	687,107
Hutchison Port Holdings Trust - Class U	409,000	175,876
Hysan Development Co., Ltd.	45,000	212,017
I-CABLE Communications, Ltd. (c)	123,432	4,112
Jardine Matheson Holdings, Ltd.	16,900	1,070,852
Jardine Strategic Holdings, Ltd.	18,200	787,427
Kerry Properties, Ltd.	57,500	238,751
Li & Fung, Ltd.	473,600	237,813
Link REIT (REIT)	162,641	1,319,755
Melco Resorts & Entertainment, Ltd. (ADR)	19,800	477,576
MTR Corp., Ltd.	110,500	646,809
New World Development Co., Ltd.	463,707	667,685
NWS Holdings, Ltd.	99,000	193,302
PCCW, Ltd.	343,000	185,879
Power Assets Holdings, Ltd.	107,549	934,049
Sands China, Ltd.	190,000	992,438
Shangri-La Asia, Ltd.	98,000	182,595
Sino Land Co., Ltd.	247,600	434,908
Sun Hung Kai Properties, Ltd.	106,250	1,734,323
Swire Pacific, Ltd. - Class A	44,317	430,176
Swire Properties, Ltd.	83,600	283,881
Techtronic Industries Co., Ltd.	95,000	508,097
WH Group, Ltd.	628,000	668,758
Wharf Holdings, Ltd. (The)	87,976	784,187
Wheelock & Co., Ltd.	68,000	478,320
Yue Yuen Industrial Holdings, Ltd.	50,500	192,555

		36,035,634

Ireland—0.5%
AerCap Holdings NV (c)	10,200	521,322
Bank of Ireland Group plc (c)	80,170	656,963
CRH plc	63,163	2,391,287
James Hardie Industries plc	31,140	434,879
Kerry Group plc - Class A	13,003	1,250,568
Paddy Power Betfair plc	6,200	618,877

		5,873,896

Israel—0.5%
Azrieli Group, Ltd.	3,653	202,951
Bank Hapoalim B.M.	86,396	605,013
Bank Leumi Le-Israel B.M.	91,955	488,253
Bezeq The Israeli Telecommunication Corp., Ltd.	165,256	236,260
Check Point Software Technologies, Ltd. (c)	10,000	1,140,200
Elbit Systems, Ltd.	1,987	292,450
Frutarom Industries, Ltd.	3,269	251,677
Israel Chemicals, Ltd.	45,583	203,060
Mizrahi Tefahot Bank, Ltd.	11,922	213,792
Nice, Ltd.	4,746	382,662
Teva Pharmaceutical Industries, Ltd. (ADR)	70,453	1,239,973

		5,256,291

Italy—2.1%
Assicurazioni Generali S.p.A.	93,308	1,740,949
Atlantia S.p.A.	35,591	1,123,927

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Enel S.p.A.	626,740	$3,775,047
Eni S.p.A.	193,745	3,210,503
Ferrari NV	9,578	1,060,368
Intesa Sanpaolo S.p.A.	950,583	3,362,346
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	216,484
Leonardo S.p.A.	28,782	539,351
Luxottica Group S.p.A.	13,581	760,263
Mediobanca S.p.A.	44,816	481,072
Poste Italiane S.p.A.	41,357	304,724
Prysmian S.p.A.	14,296	483,695
Recordati S.p.A.	8,194	378,008
Saipem S.p.A. (c)	47,532	205,305
Snam S.p.A.	162,854	785,053
Telecom Italia S.p.A. (c)	875,574	821,362
Telecom Italia S.p.A. - Risparmio Shares	462,868	348,471
Terna Rete Elettrica Nazionale S.p.A.	92,957	543,095
UniCredit S.p.A. (c)	149,680	3,188,668
UnipolSai Assicurazioni S.p.A. (d)	64,500	150,674

		23,479,365

Japan—22.4%
Aeon Co., Ltd.	51,500	761,013
AEON Financial Service Co., Ltd.	8,400	176,123
Aeon Mall Co., Ltd.	9,100	161,983
Air Water, Inc.	10,000	184,517
Aisin Seiki Co., Ltd.	13,500	711,396
Ajinomoto Co., Inc.	44,000	858,567
Alfresa Holdings Corp.	15,300	280,445
Alps Electric Co., Ltd.	13,100	346,069
Amada Holdings Co., Ltd.	27,000	296,365
ANA Holdings, Inc.	8,400	318,416
Aozora Bank, Ltd.	9,600	365,329
Asahi Glass Co., Ltd.	16,200	601,423
Asahi Group Holdings, Ltd.	30,700	1,242,497
Asahi Kasei Corp.	97,000	1,194,729
Asics Corp.	11,000	164,025
Astellas Pharma, Inc.	162,000	2,063,266
Bandai Namco Holdings, Inc.	16,000	548,836
Bank of Kyoto, Ltd. (The)	4,400	223,741
Benesse Holdings, Inc.	5,400	194,923
Bridgestone Corp.	48,200	2,188,075
Brother Industries, Ltd.	16,400	383,489
Calbee, Inc.	5,500	193,818
Canon, Inc.	79,400	2,712,951
Casio Computer Co., Ltd.	16,900	238,124
Central Japan Railway Co.	10,800	1,893,961
Chiba Bank, Ltd. (The)	49,000	350,641
Chubu Electric Power Co., Inc.	45,700	567,563
Chugai Pharmaceutical Co., Ltd.	16,800	697,487
Chugoku Bank, Ltd. (The)	12,000	164,482
Chugoku Electric Power Co., Inc. (The) (d)	23,700	251,726
Coca-Cola Bottlers Japan, Inc.	9,900	321,247
Concordia Financial Group, Ltd.	83,000	410,879
Credit Saison Co., Ltd.	10,500	218,066
Dai Nippon Printing Co., Ltd.	20,000	479,060
Dai-ichi Life Holdings, Inc.	83,600	1,502,438

Japan—(Continued)
Daicel Corp.	22,000	265,125
Daiichi Sankyo Co., Ltd.	42,100	949,876
Daikin Industries, Ltd.	18,800	1,905,092
Daito Trust Construction Co., Ltd.	5,200	947,233
Daiwa House Industry Co., Ltd.	42,500	1,467,865
Daiwa House REIT Investment Co. (REIT)	110	263,276
Daiwa Securities Group, Inc.	126,000	714,176
DeNA Co., Ltd.	8,500	190,595
Denso Corp.	36,900	1,868,113
Dentsu, Inc.	16,600	728,831
Disco Corp.	2,300	469,153
Don Quijote Holdings Co., Ltd.	8,200	307,409
East Japan Railway Co.	25,400	2,345,603
Eisai Co., Ltd.	21,000	1,078,425
Electric Power Development Co., Ltd.	10,900	273,737
FamilyMart UNY Holdings Co., Ltd.	6,600	347,978
FANUC Corp.	14,600	2,959,229
Fast Retailing Co., Ltd.	4,200	1,239,832
Fuji Electric Co., Ltd.	43,000	238,665
FUJIFILM Holdings Corp.	33,100	1,290,032
Fujitsu, Ltd.	146,000	1,087,433
Fukuoka Financial Group, Inc.	53,000	245,152
Hachijuni Bank, Ltd. (The)	30,000	187,651
Hakuhodo DY Holdings, Inc.	17,600	231,309
Hamamatsu Photonics KK	9,600	290,088
Hankyu Hanshin Holdings, Inc.	16,400	622,306
Hikari Tsushin, Inc.	1,800	226,058
Hino Motors, Ltd.	19,000	232,541
Hirose Electric Co., Ltd.	2,300	323,798
Hisamitsu Pharmaceutical Co., Inc.	4,500	215,971
Hitachi Chemical Co., Ltd.	8,500	233,085
Hitachi Construction Machinery Co., Ltd.	8,900	264,087
Hitachi High-Technologies Corp.	5,500	199,468
Hitachi Metals, Ltd.	20,000	278,376
Hitachi, Ltd.	361,000	2,545,564
Honda Motor Co., Ltd.	129,900	3,849,530
Hoshizaki Corp.	4,100	360,454
Hoya Corp.	29,000	1,572,359
Hulic Co., Ltd.	17,100	167,612
Idemitsu Kosan Co., Ltd.	10,500	296,718
IHI Corp.	12,200	424,663
Iida Group Holdings Co., Ltd.	12,700	226,421
Inpex Corp.	71,100	757,496
Isetan Mitsukoshi Holdings, Ltd.	26,900	281,854
Isuzu Motors, Ltd.	43,700	579,479
ITOCHU Corp.	113,500	1,859,072
J Front Retailing Co., Ltd.	23,000	318,214
Japan Airlines Co., Ltd.	8,400	284,235
Japan Exchange Group, Inc.	38,100	674,739
Japan Post Bank Co., Ltd.	30,800	380,652
Japan Post Holdings Co., Ltd. (d)	119,400	1,410,333
Japan Prime Realty Investment Corp. (REIT)	51	170,347
Japan Real Estate Investment Corp. (REIT)	105	504,636
Japan Retail Fund Investment Corp. (REIT)	202	362,314
Japan Tobacco, Inc.	83,900	2,749,418
JFE Holdings, Inc.	41,700	814,995
JGC Corp.	14,000	226,677

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
JSR Corp.	11,000	$209,017
JTEKT Corp.	20,000	277,228
JXTG Holdings, Inc.	236,900	1,221,261
Kajima Corp.	64,000	636,063
Kamigumi Co., Ltd.	8,500	197,241
Kaneka Corp.	22,000	171,025
Kansai Electric Power Co., Inc. (The)	55,000	703,746
Kansai Paint Co., Ltd.	17,200	433,103
Kao Corp.	37,500	2,210,326
Kawasaki Heavy Industries, Ltd.	12,400	411,317
KDDI Corp.	138,300	3,647,349
Keihan Holdings Co., Ltd.	7,800	228,454
Keikyu Corp.	18,000	365,053
Keio Corp.	9,000	371,226
Keisei Electric Railway Co., Ltd.	10,000	276,922
Keyence Corp.	7,500	3,997,061
Kikkoman Corp.	12,000	369,032
Kintetsu Group Holdings Co., Ltd.	14,012	521,276
Kirin Holdings Co., Ltd.	66,100	1,555,753
Kobe Steel, Ltd.	27,200	311,195
Koito Manufacturing Co., Ltd.	7,700	483,013
Komatsu, Ltd.	69,600	1,981,704
Konami Holdings Corp.	7,300	351,129
Konica Minolta, Inc.	37,000	303,884
Kose Corp.	2,300	264,370
Kubota Corp.	79,300	1,443,820
Kuraray Co., Ltd.	24,500	458,365
Kurita Water Industries, Ltd.	7,100	205,071
Kyocera Corp.	24,900	1,540,687
Kyowa Hakko Kirin Co., Ltd.	20,000	340,425
Kyushu Electric Power Co., Inc.	25,900	275,482
Kyushu Financial Group, Inc.	26,400	162,491
Kyushu Railway Co.	12,700	377,606
Lawson, Inc.	4,900	324,413
Lion Corp.	19,000	348,006
LIXIL Group Corp.	19,000	504,441
M3, Inc.	18,600	531,849
Mabuchi Motor Co., Ltd.	3,600	180,280
Makita Corp.	15,200	614,345
Marubeni Corp.	133,500	912,121
Marui Group Co., Ltd. (d)	16,000	229,237
Mazda Motor Corp.	43,000	659,285
McDonald’s Holdings Co. Japan, Ltd.	5,400	239,012
Mebuki Financial Group, Inc.	63,100	243,963
Medipal Holdings Corp.	10,700	185,889
MEIJI Holdings Co., Ltd.	9,600	760,945
Minebea Mitsumi, Inc.	30,800	481,909
Miraca Holdings, Inc.	4,000	186,033
MISUMI Group, Inc.	22,200	586,454
Mitsubishi Chemical Holdings Corp.	116,300	1,108,944
Mitsubishi Corp.	113,400	2,636,483
Mitsubishi Electric Corp.	150,200	2,348,691
Mitsubishi Estate Co., Ltd.	99,000	1,722,096
Mitsubishi Gas Chemical Co., Inc.	13,000	304,848
Mitsubishi Heavy Industries, Ltd.	24,700	976,603
Mitsubishi Materials Corp.	7,900	273,107
Mitsubishi Motors Corp. (d)	44,999	356,369

Japan—(Continued)
Mitsubishi Tanabe Pharma Corp.	15,300	351,572
Mitsubishi UFJ Financial Group, Inc.	922,288	5,990,712
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	220,011
Mitsui & Co., Ltd.	127,317	1,882,525
Mitsui Chemicals, Inc.	15,000	455,982
Mitsui Fudosan Co., Ltd.	68,000	1,475,347
Mitsui OSK Lines, Ltd.	7,500	227,371
Mixi, Inc.	3,700	178,869
Mizuho Financial Group, Inc.	1,855,200	3,252,072
MS&AD Insurance Group Holdings, Inc.	35,900	1,158,239
Murata Manufacturing Co., Ltd.	14,900	2,202,091
Nabtesco Corp.	7,500	278,893
Nagoya Railroad Co., Ltd.	14,800	319,185
NEC Corp.	20,600	558,481
Nexon Co., Ltd. (c)	13,000	339,329
NGK Insulators, Ltd.	23,000	431,205
NGK Spark Plug Co., Ltd.	12,000	255,724
NH Foods, Ltd.	14,000	385,049
Nidec Corp.	18,500	2,275,955
Nikon Corp.	22,500	390,297
Nintendo Co., Ltd.	8,500	3,149,319
Nippon Building Fund, Inc. (REIT)	88	438,592
Nippon Electric Glass Co., Ltd.	6,200	239,994
Nippon Express Co., Ltd.	5,900	384,522
Nippon Paint Holdings Co., Ltd.	13,000	441,991
Nippon Prologis REIT, Inc. (REIT)	143	301,271
Nippon Steel & Sumitomo Metal Corp.	56,300	1,293,488
Nippon Telegraph & Telephone Corp.	51,800	2,374,769
Nippon Yusen KK (c)	12,600	262,040
Nissan Chemical Industries, Ltd.	10,000	352,068
Nissan Motor Co., Ltd.	182,600	1,808,690
Nisshin Seifun Group, Inc.	15,700	263,055
Nissin Foods Holdings Co., Ltd.	4,700	285,341
Nitori Holdings Co., Ltd.	5,800	829,378
Nitto Denko Corp.	12,600	1,051,536
NOK Corp.	7,900	177,605
Nomura Holdings, Inc.	280,200	1,569,431
Nomura Real Estate Holdings, Inc.	5,900	126,075
Nomura Real Estate Master Fund, Inc. (REIT)	322	418,877
Nomura Research Institute, Ltd.	9,900	386,235
NSK, Ltd.	26,600	359,115
NTT Data Corp.	53,880	576,511
NTT DoCoMo, Inc.	106,700	2,437,989
Obayashi Corp.	45,500	545,660
Obic Co., Ltd.	5,000	314,776
Odakyu Electric Railway Co., Ltd.	20,100	381,506
OJI Holdings Corp.	68,000	367,033
Olympus Corp.	22,800	772,158
Omron Corp.	13,400	682,284
Ono Pharmaceutical Co., Ltd.	32,000	726,771
Oracle Corp. Japan	3,000	235,793
Oriental Land Co., Ltd.	17,300	1,318,086
ORIX Corp.	101,100	1,631,451
Osaka Gas Co., Ltd.	29,000	539,195
Otsuka Corp.	3,700	237,675
Otsuka Holdings Co., Ltd.	28,200	1,120,388
Panasonic Corp.	171,400	2,484,165

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Park24 Co., Ltd. (d)	7,400	$180,446
Pola Orbis Holdings, Inc.	7,600	229,680
Rakuten, Inc.	76,600	835,654
Recruit Holdings Co., Ltd.	80,900	1,752,012
Renesas Electronics Corp. (c)	38,800	423,198
Resona Holdings, Inc.	169,400	870,212
Ricoh Co., Ltd.	48,600	472,796
Rinnai Corp.	2,800	240,104
Rohm Co., Ltd.	6,700	575,586
Ryohin Keikaku Co., Ltd.	1,800	530,301
Santen Pharmaceutical Co., Ltd.	27,500	433,482
SBI Holdings, Inc.	19,011	286,434
Secom Co., Ltd.	15,500	1,130,190
Sega Sammy Holdings, Inc.	13,300	185,811
Seibu Holdings, Inc.	13,800	235,817
Seiko Epson Corp.	20,000	484,195
Sekisui Chemical Co., Ltd.	29,500	580,755
Sekisui House, Ltd.	46,800	788,998
Seven & i Holdings Co., Ltd.	58,800	2,270,304
Seven Bank, Ltd.	43,000	155,165
Sharp Corp. (c) (d)	12,000	362,340
Shimadzu Corp.	19,900	393,432
Shimamura Co., Ltd.	2,300	276,290
Shimano, Inc.	6,000	800,079
Shimizu Corp.	39,000	432,533
Shin-Etsu Chemical Co., Ltd.	29,300	2,621,255
Shinsei Bank, Ltd.	12,900	206,638
Shionogi & Co., Ltd.	22,500	1,230,440
Shiseido Co., Ltd.	29,300	1,175,864
Shizuoka Bank, Ltd. (The)	41,000	368,823
Showa Shell Sekiyu KK	14,800	170,633
SMC Corp.	4,500	1,587,532
SoftBank Group Corp.	62,200	5,025,847
Sohgo Security Services Co., Ltd.	4,800	220,392
Sompo Holdings, Inc.	26,999	1,052,431
Sony Corp.	95,000	3,534,789
Sony Financial Holdings, Inc.	12,800	210,019
Stanley Electric Co., Ltd.	11,800	404,607
Start Today Co., Ltd.	14,400	456,685
Subaru Corp.	45,400	1,638,331
Sumitomo Chemical Co., Ltd.	126,000	787,655
Sumitomo Corp.	93,000	1,338,390
Sumitomo Dainippon Pharma Co., Ltd.	12,500	162,697
Sumitomo Electric Industries, Ltd.	57,634	942,115
Sumitomo Heavy Industries, Ltd.	7,800	313,002
Sumitomo Metal Mining Co., Ltd.	20,000	642,753
Sumitomo Mitsui Financial Group, Inc.	102,700	3,949,223
Sumitomo Mitsui Trust Holdings, Inc.	26,526	958,182
Sumitomo Realty & Development Co., Ltd.	28,000	847,816
Sumitomo Rubber Industries, Ltd.	12,500	229,231
Sundrug Co., Ltd.	6,000	248,355
Suntory Beverage & Food, Ltd.	10,400	463,361
Suruga Bank, Ltd.	13,000	280,632
Suzuken Co., Ltd.	5,800	206,677
Suzuki Motor Corp.	26,200	1,375,031
Sysmex Corp.	12,200	778,514
T&D Holdings, Inc.	39,400	572,088

Japan—(Continued)
Taiheiyo Cement Corp.	8,200	316,880
Taisei Corp.	16,000	839,251
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	227,690
Takashimaya Co., Ltd.	19,000	178,051
Takeda Pharmaceutical Co., Ltd.	53,500	2,961,928
TDK Corp.	10,500	716,551
Teijin, Ltd.	13,200	260,288
Terumo Corp.	23,400	920,627
THK Co., Ltd.	7,700	263,556
Tobu Railway Co., Ltd.	14,600	401,041
Toho Co., Ltd.	8,500	296,967
Toho Gas Co., Ltd.	6,200	181,559
Tohoku Electric Power Co., Inc.	39,800	506,300
Tokio Marine Holdings, Inc.	49,700	1,946,071
Tokyo Electric Power Co. Holdings, Inc. (c)	112,000	452,102
Tokyo Electron, Ltd.	12,200	1,880,076
Tokyo Gas Co., Ltd.	32,400	794,215
Tokyo Tatemono Co., Ltd.	14,500	185,499
Tokyu Corp.	37,500	531,060
Tokyu Fudosan Holdings Corp.	37,000	223,404
Toppan Printing Co., Ltd.	41,000	406,820
Toray Industries, Inc.	108,500	1,052,455
Toshiba Corp. (c)	313,000	876,311
Tosoh Corp.	23,000	518,178
TOTO, Ltd.	10,400	438,373
Toyo Seikan Group Holdings, Ltd.	8,300	138,765
Toyo Suisan Kaisha, Ltd.	6,000	220,447
Toyota Industries Corp.	12,600	724,705
Toyota Motor Corp.	197,800	11,804,347
Toyota Tsusho Corp.	15,500	509,477
Trend Micro, Inc.	10,400	512,094
Tsuruha Holdings, Inc.	2,900	346,597
Unicharm Corp.	33,200	761,765
United Urban Investment Corp. (REIT)	266	389,835
USS Co., Ltd.	16,600	334,910
West Japan Railway Co.	11,500	799,598
Yahoo Japan Corp.	103,000	488,748
Yakult Honsha Co., Ltd.	6,300	453,234
Yamada Denki Co., Ltd.	55,900	305,412
Yamaguchi Financial Group, Inc.	15,000	175,576
Yamaha Corp.	11,600	427,855
Yamaha Motor Co., Ltd.	23,700	710,331
Yamato Holdings Co., Ltd.	27,000	545,320
Yamazaki Baking Co., Ltd.	9,000	162,785
Yaskawa Electric Corp.	18,000	572,976
Yokogawa Electric Corp.	16,300	277,870
Yokohama Rubber Co., Ltd. (The)	9,200	189,852

		252,257,354

Jersey, Channel Islands—0.1%
Randgold Resources, Ltd.	6,551	640,385

Jordan—0.0%
Hikma Pharmaceuticals plc	11,370	184,885

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Luxembourg—0.3%
ArcelorMittal (c)	52,051	$1,344,113
Eurofins Scientific SE	878	555,008
Millicom International Cellular S.A.	5,384	355,101
RTL Group S.A.	2,700	204,492
SES S.A.	29,140	637,325
Tenaris S.A.	35,513	503,484

		3,599,523

Macau—0.1%
MGM China Holdings, Ltd.	74,400	178,769
Wynn Macau, Ltd.	134,800	364,266

		543,035

Mexico—0.0%
Fresnillo plc	14,894	280,747

Netherlands—4.5%
ABN AMRO Group NV	29,995	898,726
Aegon NV	144,233	840,518
Akzo Nobel NV	19,973	1,844,859
Altice NV - Class A (c) (d)	36,693	736,097
ASML Holding NV	28,803	4,914,782
Boskalis Westminster	6,498	227,338
EXOR NV	8,104	513,996
Gemalto NV	5,307	237,186
Heineken Holding NV	9,333	877,957
Heineken NV	19,949	1,974,978
ING Groep NV	292,626	5,398,216
Koninklijke Ahold Delhaize NV	99,624	1,864,092
Koninklijke DSM NV	13,712	1,123,349
Koninklijke KPN NV	263,537	905,358
Koninklijke Philips NV	70,779	2,928,250
Koninklijke Vopak NV	3,942	173,188
NN Group NV	24,394	1,022,655
NXP Semiconductors NV (c)	26,600	3,008,194
Randstad Holding NV	9,402	582,395
Royal Dutch Shell plc - A Shares	338,648	10,217,719
Royal Dutch Shell plc - B Shares	282,979	8,712,846
Wolters Kluwer NV	22,804	1,054,058

		50,056,757

New Zealand—0.2%
Auckland International Airport, Ltd.	69,174	322,212
Contact Energy, Ltd.	58,969	234,629
Fletcher Building, Ltd.	56,031	323,950
Meridian Energy, Ltd.	124,449	255,942
Ryman Healthcare, Ltd.	29,900	200,549
Spark New Zealand, Ltd.	153,824	406,402

		1,743,684

Norway—0.7%
DNB ASA	76,894	1,550,395
Gjensidige Forsikring ASA	14,357	250,212
Marine Harvest ASA (c)	30,284	600,004
Norsk Hydro ASA	110,802	806,131

Norway—(Continued)
Orkla ASA	53,513	549,737
Schibsted ASA - B Shares	7,443	175,803
Statoil ASA	87,269	1,751,599
Telenor ASA	58,784	1,246,370
Yara International ASA	14,337	643,890

		7,574,141

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c) (e)	199,038	0
EDP - Energias de Portugal S.A.	185,244	697,558
Galp Energia SGPS S.A.	40,100	711,358
Jeronimo Martins SGPS S.A.	19,329	381,381

		1,790,297

Singapore—1.2%
Ascendas Real Estate Investment Trust (REIT)	215,000	421,858
CapitaLand Commercial Trust (REIT)	143,000	174,230
CapitaLand Mall Trust (REIT)	240,200	354,092
CapitaLand, Ltd.	172,300	455,222
City Developments, Ltd.	34,000	284,427
ComfortDelGro Corp., Ltd.	153,000	235,052
DBS Group Holdings, Ltd.	131,667	2,023,708
Genting Singapore plc	418,200	361,081
Global Logistic Properties, Ltd.	184,100	447,411
Jardine Cycle & Carriage, Ltd.	8,888	257,770
Keppel Corp., Ltd.	113,900	545,351
Oversea-Chinese Banking Corp., Ltd.	247,264	2,036,270
SATS, Ltd.	56,300	191,477
Sembcorp Industries, Ltd.	71,000	155,036
Singapore Airlines, Ltd.	51,440	380,887
Singapore Exchange, Ltd.	54,400	296,441
Singapore Press Holdings, Ltd.	153,050	306,597
Singapore Technologies Engineering, Ltd.	130,000	330,081
Singapore Telecommunications, Ltd.	601,420	1,630,065
Suntec Real Estate Investment Trust (REIT)	179,000	246,281
United Overseas Bank, Ltd.	105,192	1,820,942
UOL Group, Ltd.	33,000	197,586
Wilmar International, Ltd.	102,200	240,204

		13,392,069

South Africa—0.1%
Investec plc	52,596	384,935
Mediclinic International plc	30,600	267,057
Mondi plc	27,093	729,423

		1,381,415

Spain—3.3%
Abertis Infraestructuras S.A.	51,494	1,040,987
ACS Actividades de Construccion y Servicios S.A.	18,878	699,788
Aena SME S.A.	5,006	905,142
Amadeus IT Group S.A.	33,605	2,187,861
Banco Bilbao Vizcaya Argentaria S.A.	503,452	4,488,023
Banco de Sabadell S.A.	385,331	805,680
Banco Santander S.A.	1,213,359	8,473,495

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Bankia S.A.	80,824	$389,940
Bankinter S.A.	48,939	463,087
CaixaBank S.A. (d)	268,510	1,348,418
Distribuidora Internacional de Alimentacion S.A.	40,490	236,388
Enagas S.A.	17,953	505,670
Endesa S.A.	23,384	527,324
Ferrovial S.A.	39,001	859,613
Gas Natural SDG S.A. (d)	25,426	563,451
Grifols S.A.	23,842	694,796
Iberdrola S.A.	440,422	3,421,872
Industria de Diseno Textil S.A.	81,166	3,059,558
Mapfre S.A.	74,474	242,477
Red Electrica Corp. S.A.	36,520	767,643
Repsol S.A.	92,789	1,712,293
Siemens Gamesa Renewable Energy S.A.	18,682	243,943
Telefonica S.A.	342,348	3,724,944

		37,362,393

Sweden—2.8%
Alfa Laval AB	20,852	508,737
Assa Abloy AB - Class B	80,175	1,830,679
Atlas Copco AB - A Shares	49,888	2,111,181
Atlas Copco AB - B Shares	28,433	1,103,458
Boliden AB	20,002	676,505
Electrolux AB - Series B	17,118	580,825
Essity AB - Class B (c)	46,532	1,264,431
Getinge AB - B Shares	19,011	356,268
Getinge AB - B Shares (c)	2,715	50,792
Hennes & Mauritz AB - B Shares	74,424	1,926,778
Hexagon AB - B Shares	19,206	952,214
Husqvarna AB - B Shares	25,677	263,822
ICA Gruppen AB	5,619	210,785
Industrivarden AB - C Shares	16,050	406,053
Investor AB - B Shares	35,158	1,736,980
Kinnevik AB - Class B	16,046	523,117
L E Lundbergforetagen AB - B Shares	3,045	243,012
Lundin Petroleum AB (c)	16,017	349,972
Nordea Bank AB	226,093	3,064,593
Sandvik AB	84,986	1,464,780
Securitas AB - B Shares	21,462	359,136
Skandinaviska Enskilda Banken AB - Class A	113,560	1,495,744
Skanska AB - B Shares	24,008	555,102
SKF AB - B Shares	32,785	714,973
Svenska Handelsbanken AB - A Shares	113,277	1,708,549
Swedbank AB - A Shares	68,851	1,899,963
Swedish Match AB	14,499	507,907
Tele2 AB - B Shares	23,661	270,421
Telefonaktiebolaget LM Ericsson - B Shares	245,096	1,411,212
Telia Co. AB	203,590	957,862
Volvo AB - B Shares	117,559	2,261,591

		31,767,442

Switzerland—8.6%
ABB, Ltd.	149,623	3,702,076
Adecco Group AG	12,943	1,008,780
Baloise Holding AG	3,839	608,610

Switzerland—(Continued)
Barry Callebaut AG (c)	132	202,466
Chocoladefabriken Lindt & Spruengli AG	7	485,790
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	462,215
Cie Financiere Richemont S.A.	39,169	3,582,570
Coca-Cola HBC AG (c)	13,800	467,977
Credit Suisse Group AG (c)	186,460	2,954,187
Dufry AG (c)	2,729	434,295
EMS-Chemie Holding AG	579	385,751
Ferguson plc	18,489	1,214,676
Geberit AG	2,723	1,289,191
Givaudan S.A.	717	1,561,318
Glencore plc (c)	939,152	4,310,559
Julius Baer Group, Ltd. (c)	17,027	1,010,000
Kuehne & Nagel International AG	4,135	766,238
LafargeHolcim, Ltd. (c)	35,455	2,077,033
Lonza Group AG (c)	5,308	1,393,393
Nestle S.A.	235,693	19,754,914
Novartis AG	168,115	14,437,353
Pargesa Holding S.A.	3,025	251,925
Partners Group Holding AG	1,388	943,743
Roche Holding AG	53,207	13,593,298
Schindler Holding AG	1,428	307,727
Schindler Holding AG (Participation Certificate)	3,216	710,945
SGS S.A.	429	1,029,947
Sika AG	170	1,265,874
Sonova Holding AG	4,058	689,060
STMicroelectronics NV	51,024	989,950
Straumann Holding AG	747	480,935
Swatch Group AG (The)	4,374	349,131
Swatch Group AG (The) - Bearer Shares	2,384	992,442
Swiss Life Holding AG (c)	2,458	866,509
Swiss Prime Site AG (c)	4,706	423,413
Swiss Re AG	24,477	2,219,089
Swisscom AG	1,853	950,354
UBS Group AG (c)	276,202	4,724,259
Vifor Pharma AG	3,820	451,869
Zurich Insurance Group AG	11,277	3,446,627

		96,796,489

United Kingdom—15.3%
3i Group plc	70,865	868,170
Admiral Group plc	16,009	390,543
Anglo American plc	102,893	1,849,494
Ashtead Group plc	37,846	914,656
Associated British Foods plc	27,546	1,180,978
AstraZeneca plc	96,592	6,447,347
Auto Trader Group plc	75,401	397,110
Aviva plc	310,380	2,144,769
Babcock International Group plc	22,688	251,915
BAE Systems plc	241,558	2,046,842
Barclays plc	1,307,401	3,396,884
Barratt Developments plc	69,622	574,046
Berkeley Group Holdings plc	10,289	513,133
BP plc	1,479,905	9,473,655
British American Tobacco plc	174,204	10,904,780

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
British Land Co. plc (The) (REIT)	73,348	$592,804
BT Group plc	630,635	2,402,260
Bunzl plc	27,344	832,280
Burberry Group plc	32,742	774,405
Capita plc	56,282	426,679
Centrica plc	433,996	1,088,967
CNH Industrial NV	78,026	937,274
Cobham plc	184,316	360,328
Coca-Cola European Partners plc	17,100	717,426
Compass Group plc	116,519	2,476,843
ConvaTec Group plc	91,978	338,104
Croda International plc	9,266	471,589
DCC plc	7,008	681,674
Diageo plc	192,279	6,328,853
Direct Line Insurance Group plc	89,919	438,717
Dixons Carphone plc	87,082	226,227
easyJet plc	10,815	176,779
Experian plc	72,847	1,465,279
Fiat Chrysler Automobiles NV (c)	83,815	1,502,144
G4S plc	108,086	403,636
GKN plc	126,099	586,061
GlaxoSmithKline plc	375,641	7,502,750
Hammerson plc (REIT)	54,049	389,459
Hargreaves Lansdown plc	23,808	472,817
HSBC Holdings plc	1,518,568	15,008,984
IMI plc	20,055	334,858
Imperial Brands plc	74,257	3,172,634
Inmarsat plc	33,445	288,788
InterContinental Hotels Group plc	14,856	784,927
International Consolidated Airlines Group S.A. - Class DI	49,850	397,274
Intertek Group plc	11,453	766,212
Intu Properties plc (REIT)	51,249	158,502
J Sainsbury plc	120,106	383,395
Johnson Matthey plc	15,590	715,926
Kingfisher plc	151,460	606,663
Land Securities Group plc (REIT)	54,641	713,514
Legal & General Group plc	465,307	1,622,665
Lloyds Banking Group plc	5,429,794	4,934,560
London Stock Exchange Group plc	25,259	1,299,197
Marks & Spencer Group plc	137,472	651,853
Meggitt plc	55,862	390,522
Merlin Entertainments plc	52,353	313,111
Micro Focus International plc	33,650	1,077,797
National Grid plc	262,698	3,256,362
Next plc	11,803	833,045
Old Mutual plc	378,865	988,301
Pearson plc	63,486	521,304
Persimmon plc	22,805	790,033
Prudential plc	198,506	4,758,990
Reckitt Benckiser Group plc	50,660	4,634,747
RELX NV	71,198	1,516,637
RELX plc	78,454	1,723,294
Rio Tinto plc	93,864	4,374,689
Rio Tinto, Ltd.	31,207	1,635,630
Rolls-Royce Holdings plc (c)	129,769	1,544,581
Royal Bank of Scotland Group plc (c)	268,333	966,105

United Kingdom—(Continued)
Royal Mail plc	67,965	350,347
RSA Insurance Group plc	74,322	621,280
Sage Group plc (The)	77,930	730,859
Schroders plc	10,735	483,682
Segro plc (REIT)	74,212	534,170
Severn Trent plc	20,415	595,257
Sky plc	81,836	1,005,246
Smith & Nephew plc	70,070	1,268,544
Smiths Group plc	31,976	677,400
SSE plc	72,948	1,366,918
St. James’s Place plc	38,927	599,169
Standard Chartered plc (c)	245,139	2,439,490
Standard Life Aberdeen plc	213,679	1,243,106
Tate & Lyle plc	33,576	292,161
Taylor Wimpey plc	240,026	629,593
Tesco plc (c)	641,000	1,609,672
Travis Perkins plc	20,832	404,743
Unilever NV	122,321	7,244,084
Unilever plc	97,657	5,659,543
United Utilities Group plc	57,234	656,227
Vodafone Group plc	1,990,618	5,582,731
Weir Group plc (The)	17,104	451,003
Whitbread plc	14,502	732,827
WM Morrison Supermarkets plc	166,578	523,258
Worldpay Group plc	144,225	787,566
WPP plc	93,040	1,729,101

		172,330,754

United States—0.4%
Carnival plc	15,318	975,928
QIAGEN NV (c)	15,166	477,681
Shire plc	69,070	3,523,028

		4,976,637

Total Common Stocks (Cost $889,585,289)		1,085,960,034

Mutual Fund—1.3%

United States—1.3%
iShares MSCI EAFE ETF (f) (Cost $14,497,860)	214,000	14,654,720

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,581	319,122
FUCHS Petrolub SE	4,900	290,160
Henkel AG & Co. KGaA (d)	13,964	1,901,328
Porsche Automobil Holding SE	11,870	759,130
Schaeffler AG	13,141	212,057
Volkswagen AG	14,125	2,304,402

Total Preferred Stocks (Cost $4,128,462)		5,786,199

BHFTII-195

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Rights—0.0%

Security Description	Shares/ Principal Amount*	Value

Singapore—0.0%
CapitaLand Commercial Trust, Expires 10/19/17 (c) (Cost $0)	23,738	$5,104

Short-Term Investments—1.4%

Discount Notes—0.9%
Federal Home Loan Bank 0.946%, 10/11/17 (g)	550,000	549,864
1.019%, 10/23/17 (g)	150,000	149,913
1.027%, 11/01/17 (g)	475,000	474,604
1.039%, 12/01/17 (g)	6,075,000	6,064,472
1.046%, 12/05/17 (g)	600,000	598,891
1.055%, 12/27/17 (g)	550,000	548,634
1.094%, 01/24/18 (g)	1,450,000	1,445,041

		9,831,419

U.S. Treasury—0.5%
U.S. Treasury Bills 0.879%, 10/19/17 (g)	5,225,000	5,222,733

Total Short-Term Investments (Cost $15,053,671)		15,054,152

Securities Lending Reinvestments (h)—1.2%

Repurchase Agreements—0.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,255,598 on 10/02/17, collateralized by $2,087,994 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,280,598.	1,255,488	1,255,488
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,300,201 on 10/02/17, collateralized by $2,341,417 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,346,000.	2,300,000	2,300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $300,030 on 10/02/17, collateralized by $301,773 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $306,001.	300,000	300,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,600,167 on 10/02/17, collateralized by $1,629,727 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,632,001.	1,600,000	1,600,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $200,021 on 10/02/17, collateralized by $200,991 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $204,001.	200,000	200,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,100,094 on 10/02/17, collateralized by $1,055,222 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,122,855.	1,100,000	1,100,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $2,400,236 on 10/02/17, collateralized by $4,042,315 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $2,448,003.	2,400,000	2,400,000

		9,355,488

Time Deposits—0.4%
ABN AMRO Bank NV 1.060%, 10/02/17	400,000	400,000
Credit Agricole S.A. 1.080%, 10/02/17	500,000	500,000
Credit Industriel et Commercial 1.100%, 10/02/17	400,000	400,000
DZ Bank AG 1.060%, 10/02/17	400,000	400,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	500,000	500,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	500,000	500,000

BHFTII-196

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Nordea Bank New York 1.050%, 10/02/17	400,000	$400,000
Standard Chartered plc 1.200%, 10/02/17	500,000	500,000
Svenska 1.050%, 10/02/17	400,000	400,000

		4,000,000

Total Securities Lending Reinvestments (Cost $13,355,488)		13,355,488

Total Investments—100.9% (Cost $936,620,770)		1,134,815,697
Other assets and liabilities (net)—(0.9)%		(9,589,976)

Net Assets—100.0%		$1,125,225,721

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Illiquid security. As of September 30, 2017, these securities represent 0.0% of net assets.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Non-income producing security.
(d)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $12,861,265 and the collateral received consisted of cash in the amount of $13,355,488. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent less than 0.05% of net assets.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $2,739,200.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2017 (Unaudited)	% of Net Assets
Banks	12.4
Pharmaceuticals	7.4
Insurance	5.3
Oil, Gas & Consumable Fuels	4.8
Chemicals	3.8
Automobiles	3.5
Food Products	2.9
Metals & Mining	2.9
Machinery	2.7
Capital Markets	2.4

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
MSCI EAFE Index Futures	12/15/17	148	USD	14,640,160	$57,414

(USD)—	United States Dollar

BHFTII-197

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$75,420,246	$0	$75,420,246
Austria	—	2,732,415	—	2,732,415
Belgium	—	12,875,620	—	12,875,620
Chile	—	343,331	—	343,331
China	—	1,607,704	—	1,607,704
Denmark	—	20,285,667	—	20,285,667
Finland	—	10,845,517	—	10,845,517
France	—	113,882,423	—	113,882,423
Germany	—	100,643,918	—	100,643,918
Hong Kong	477,576	35,558,058	—	36,035,634
Ireland	521,322	5,352,574	—	5,873,896
Israel	2,380,173	2,876,118	—	5,256,291
Italy	—	23,479,365	—	23,479,365
Japan	—	252,257,354	—	252,257,354
Jersey, Channel Islands	—	640,385	—	640,385
Jordan	—	184,885	—	184,885
Luxembourg	—	3,599,523	—	3,599,523
Macau	—	543,035	—	543,035
Mexico	—	280,747	—	280,747
Netherlands	3,008,194	47,048,563	—	50,056,757
New Zealand	—	1,743,684	—	1,743,684
Norway	—	7,574,141	—	7,574,141
Portugal	—	1,790,297	0	1,790,297
Singapore	—	13,392,069	—	13,392,069
South Africa	—	1,381,415	—	1,381,415
Spain	—	37,362,393	—	37,362,393
Sweden	—	31,767,442	—	31,767,442
Switzerland	485,790	96,310,699	—	96,796,489
United Kingdom	—	172,330,754	—	172,330,754
United States	—	4,976,637	—	4,976,637
Total Common Stocks	6,873,055	1,079,086,979	0	1,085,960,034
Total Mutual Fund*	14,654,720	—	—	14,654,720
Total Preferred Stocks*	—	5,786,199	—	5,786,199
Total Rights*	—	5,104	—	5,104

BHFTII-198

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$15,054,152	$—	$15,054,152
Total Securities Lending Reinvestments*	—	13,355,488	—	13,355,488
Total Investments	$21,527,775	$1,113,287,922	$0	$1,134,815,697

Collateral for Securities Loaned (Liability)	$—	$(13,355,488)	$—	$(13,355,488)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$57,414	$—	$—	$57,414

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 2 to Level 1 in the amount of $547,700 were due to the discontinuation of a systematic fair valuation model factor.

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
AAR Corp.	13,830	$522,497
Aerojet Rocketdyne Holdings, Inc. (a)	32,670	1,143,777
Aerovironment, Inc. (a)	8,967	485,294
Astronics Corp. (a)	10,382	308,865
Axon Enterprise, Inc. (a) (b)	26,071	591,030
Cubic Corp.	12,431	633,981
Curtiss-Wright Corp.	20,138	2,105,227
DigitalGlobe, Inc. (a)	29,669	1,045,832
Ducommun, Inc. (a)	5,959	190,986
Engility Holdings, Inc. (a)	8,737	302,999
Esterline Technologies Corp. (a)	12,259	1,105,149
KEYW Holding Corp. (The) (a)	23,744	180,692
KLX, Inc. (a)	22,928	1,213,579
Kratos Defense & Security Solutions, Inc. (a)	32,972	431,274
Mercury Systems, Inc. (a)	22,228	1,153,189
Moog, Inc. - Class A (a)	14,345	1,196,803
National Presto Industries, Inc.	2,572	273,789
Sparton Corp. (a)	4,971	115,377
Triumph Group, Inc. (b)	24,082	716,439
Vectrus, Inc. (a)	5,647	174,153
Wesco Aircraft Holdings, Inc. (a)	29,211	274,583

		14,165,515

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	27,538	670,275
Atlas Air Worldwide Holdings, Inc. (a)	10,224	672,739
Echo Global Logistics, Inc. (a)	14,649	276,134
Forward Air Corp.	14,772	845,401
HUB Group, Inc. - Class A (a)	15,117	649,275

		3,113,824

Airlines—0.3%
Allegiant Travel Co.	6,072	799,682
Hawaiian Holdings, Inc. (a)	24,998	938,675
SkyWest, Inc.	24,419	1,071,994

		2,810,351

Auto Components—1.2%
American Axle & Manufacturing Holdings, Inc. (a)	40,918	719,338
Cooper Tire & Rubber Co. (b)	24,706	924,004
Cooper-Standard Holdings, Inc. (a)	8,249	956,637
Dana, Inc.	65,547	1,832,694
Dorman Products, Inc. (a)	12,774	914,874
Fox Factory Holding Corp. (a)	16,609	715,848
Gentherm, Inc. (a)	17,276	641,803
Horizon Global Corp. (a)	9,617	169,644
LCI Industries	11,598	1,343,628
Modine Manufacturing Co. (a)	23,187	446,350
Motorcar Parts of America, Inc. (a) (b)	8,000	235,680
Standard Motor Products, Inc.	9,638	465,034
Stoneridge, Inc. (a)	13,705	271,496
Superior Industries International, Inc.	12,615	210,040
Tenneco, Inc.	24,415	1,481,258
Tower International, Inc.	10,455	284,376

		11,612,704

Automobiles—0.1%
Winnebago Industries, Inc.	14,967	$669,773

Banks—9.9%
1st Source Corp.	7,645	388,366
Access National Corp.	7,093	203,285
Allegiance Bancshares, Inc. (a)	5,825	214,360
American National Bankshares, Inc.	4,311	177,613
Ameris Bancorp	16,855	809,040
Ames National Corp.	4,647	138,713
Arrow Financial Corp. (b)	6,174	212,071
Atlantic Capital Bancshares, Inc. (a)	10,440	189,486
Banc of California, Inc.	18,620	386,365
BancFirst Corp.	7,178	407,352
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	412,307
Bancorp, Inc. (The) (a)	25,747	212,928
BancorpSouth, Inc.	41,566	1,332,190
Bank of Marin Bancorp	3,199	219,132
Bank of NT Butterfield & Son, Ltd. (The)	25,319	927,688
Banner Corp.	14,787	906,147
Bar Harbor Bankshares	7,342	230,245
Berkshire Hills Bancorp, Inc.	18,786	727,957
Blue Hills Bancorp, Inc.	13,063	250,810
Boston Private Financial Holdings, Inc.	40,232	665,840
Bridge Bancorp, Inc.	8,870	301,137
Brookline Bancorp, Inc.	33,001	511,516
Bryn Mawr Bank Corp. (b)	8,151	357,014
Camden National Corp. (b)	7,839	342,094
Capital Bank Financial Corp. - Class A	13,845	568,337
Capital City Bank Group, Inc.	5,769	138,514
Carolina Financial Corp.	7,115	255,286
Cathay General Bancorp	34,405	1,383,081
CenterState Bank Corp.	25,544	684,579
Central Pacific Financial Corp.	15,142	487,270
Chemical Financial Corp.	33,111	1,730,381
Citizens & Northern Corp.	6,716	164,945
City Holding Co. (b)	7,242	520,772
CNB Financial Corp. (b)	6,782	185,284
CoBiz Financial, Inc.	17,832	350,220
Columbia Banking System, Inc. (b)	28,451	1,198,072
Community Bank System, Inc. (b)	22,304	1,232,296
Community Trust Bancorp, Inc.	8,162	379,533
ConnectOne Bancorp, Inc.	13,860	340,956
CU Bancorp (a)	8,163	316,520
Customers Bancorp, Inc. (a)	13,560	442,327
CVB Financial Corp.	48,585	1,174,299
Eagle Bancorp, Inc. (a)	15,010	1,006,420
Enterprise Bancorp, Inc.	4,064	147,564
Enterprise Financial Services Corp.	10,782	456,618
Equity Bancshares, Inc. - Class A (a)	5,404	192,274
Farmers & Merchants Bancorp, Inc.	4,006	146,019
Farmers Capital Bank Corp.	3,713	156,132
Farmers National Banc Corp.	13,414	201,881
FB Financial Corp. (a) (b)	6,411	241,823
FCB Financial Holdings, Inc. - Class A (a)	16,597	801,635
Fidelity Southern Corp.	10,827	255,950
Financial Institutions, Inc.	6,461	186,077

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
First BanCorp (a)	90,877	$465,290
First Bancorp	12,826	441,343
First Bancorp, Inc.	5,308	160,885
First Bancshares, Inc. (The)	4,454	134,288
First Busey Corp.	18,353	575,550
First Citizens BancShares, Inc. - Class A	3,585	1,340,396
First Commonwealth Financial Corp.	45,936	649,076
First Community Bancshares, Inc.	8,470	246,562
First Connecticut Bancorp, Inc.	7,629	204,076
First Financial Bancorp	28,214	737,796
First Financial Bankshares, Inc.	30,167	1,363,548
First Financial Corp.	5,203	247,663
First Foundation, Inc. (a)	13,966	249,852
First Interstate BancSystem, Inc. - Class A	11,722	448,367
First Merchants Corp.	20,166	865,726
First Mid-Illinois Bancshares, Inc.	4,235	162,624
First Midwest Bancorp, Inc.	47,879	1,121,326
First of Long Island Corp. (The)	9,924	302,186
Flushing Financial Corp.	13,422	398,902
Franklin Financial Network, Inc. (a)	4,922	175,469
Fulton Financial Corp. (b)	82,075	1,538,906
German American Bancorp, Inc.	10,138	385,548
Glacier Bancorp, Inc. (b)	35,986	1,358,831
Great Southern Bancorp, Inc.	4,991	277,749
Great Western Bancorp, Inc.	28,884	1,192,332
Green Bancorp, Inc. (a)	11,285	266,890
Guaranty Bancorp	11,425	317,615
Hancock Holding Co.	39,741	1,925,451
Hanmi Financial Corp.	15,681	485,327
HarborOne Bancorp, Inc. (a)	7,619	143,313
Heartland Financial USA, Inc.	10,964	541,622
Heritage Commerce Corp.	17,854	254,062
Heritage Financial Corp.	12,644	372,998
Hilltop Holdings, Inc.	34,409	894,634
Home BancShares, Inc.	74,113	1,869,120
HomeTrust Bancshares, Inc. (a)	6,444	165,289
Hope Bancorp, Inc.	59,993	1,062,476
Horizon Bancorp	9,708	283,182
Iberiabank Corp.	23,786	1,954,020
Independent Bank Corp.	11,863	268,697
Independent Bank Corp./Rockland Trust (b)	12,760	952,534
Independent Bank Group, Inc.	8,423	507,907
International Bancshares Corp.	25,537	1,024,034
Investors Bancorp, Inc.	121,099	1,651,790
Lakeland Bancorp, Inc.	19,901	405,980
Lakeland Financial Corp.	12,208	594,774
LegacyTexas Financial Group, Inc. (b)	21,060	840,715
Live Oak Bancshares, Inc.	10,388	243,599
Macatawa Bank Corp.	14,416	147,908
MainSource Financial Group, Inc.	11,883	426,124
MB Financial, Inc.	37,830	1,703,107
Mercantile Bank Corp.	8,647	301,780
Midland States Bancorp, Inc.	7,521	238,265
MidWestOne Financial Group, Inc.	5,585	188,550
MutualFirst Financial, Inc.	3,246	124,809
National Bank Holdings Corp. - Class A	12,889	460,008
National Bankshares, Inc. (b)	3,487	156,741

Banks—(Continued)
National Commerce Corp. (a)	4,628	198,078
NBT Bancorp, Inc.	20,117	738,696
Nicolet Bankshares, Inc. (a) (b)	4,410	253,707
Norwood Financial Corp.	4,483	136,821
OFG Bancorp	19,884	181,939
Old Line Bancshares, Inc.	4,370	122,360
Old National Bancorp	65,101	1,191,348
Old Second Bancorp, Inc.	14,296	192,281
Opus Bank (a)	8,631	207,144
Pacific Continental Corp.	10,841	292,165
Pacific Premier Bancorp, Inc. (a)	18,545	700,074
Paragon Commercial Corp. (a)	2,223	125,511
Park National Corp.	6,727	726,449
Park Sterling Corp.	23,392	290,529
Peapack Gladstone Financial Corp.	8,311	280,413
People’s Utah Bancorp	7,011	227,507
Peoples Bancorp, Inc.	6,641	223,071
Peoples Financial Services Corp.	3,673	175,569
Preferred Bank	5,630	339,771
QCR Holdings, Inc.	5,811	264,401
Renasant Corp.	20,087	861,732
Republic Bancorp, Inc. - Class A	5,421	210,823
Republic First Bancorp, Inc. (a)	25,144	232,582
S&T Bancorp, Inc.	15,660	619,823
Sandy Spring Bancorp, Inc.	10,533	436,488
Seacoast Banking Corp. of Florida (a)	19,096	456,203
ServisFirst Bancshares, Inc.	20,928	813,053
Sierra Bancorp	5,841	158,583
Simmons First National Corp. - Class A (b)	13,943	807,300
South State Corp.	13,538	1,219,097
Southern First Bancshares, Inc. (a)	3,419	124,281
Southern National Bancorp of Virginia, Inc.	10,799	183,475
Southside Bancshares, Inc. (b)	12,998	472,607
Southwest Bancorp, Inc.	9,007	248,143
State Bank Financial Corp. (b)	16,379	469,258
Sterling Bancorp	61,628	1,519,130
Stock Yards Bancorp, Inc.	10,633	404,054
Summit Financial Group, Inc.	5,705	146,390
Sun Bancorp, Inc.	4,652	115,602
Texas Capital Bancshares, Inc. (a)	23,642	2,028,484
Tompkins Financial Corp. (b)	6,912	595,400
Towne Bank	27,456	919,776
TriCo Bancshares	9,787	398,820
TriState Capital Holdings, Inc. (a)	11,422	261,564
Triumph Bancorp, Inc. (a)	7,480	241,230
Trustmark Corp.	31,188	1,032,947
UMB Financial Corp.	20,613	1,535,462
Umpqua Holdings Corp.	104,556	2,039,888
Union Bankshares Corp.	20,843	735,758
United Bankshares, Inc. (b)	46,665	1,733,605
United Community Banks, Inc.	34,521	985,229
Univest Corp. of Pennsylvania (b)	12,133	388,256
Valley National Bancorp (b)	120,808	1,455,736
Veritex Holdings, Inc. (a)	7,183	193,654
Washington Trust Bancorp, Inc.	7,713	441,569
WashingtonFirst Bankshares, Inc.	4,653	165,600
WesBanco, Inc.	19,861	814,698

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
West Bancorp, Inc.	8,036	$196,078
Westamerica Bancorp	11,738	698,881
Wintrust Financial Corp.	25,865	2,025,488

		96,940,914

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	3,688	576,066
Coca-Cola Bottling Co. Consolidated	2,376	512,622
Craft Brew Alliance, Inc. (a)	6,574	115,374
MGP Ingredients, Inc. (b)	5,440	329,827
National Beverage Corp.	5,742	712,295
Primo Water Corp. (a)	10,997	130,314

		2,376,498

Biotechnology—5.9%
Abeona Therapeutics, Inc. (a)	12,248	208,828
Acceleron Pharma, Inc. (a)	15,302	571,071
Achaogen, Inc. (a)	14,077	224,528
Achillion Pharmaceuticals, Inc. (a)	56,103	251,903
Acorda Therapeutics, Inc. (a) (b)	20,455	483,761
Adamas Pharmaceuticals, Inc. (a) (b)	7,040	149,037
Aduro Biotech, Inc. (a)	18,643	198,548
Agenus, Inc. (a) (b)	38,088	167,968
Aimmune Therapeutics, Inc. (a) (b)	17,085	423,537
Akebia Therapeutics, Inc. (a)	21,429	421,508
Alder Biopharmaceuticals, Inc. (a)	30,681	375,842
AMAG Pharmaceuticals, Inc. (a)	16,034	295,827
Amicus Therapeutics, Inc. (a) (b)	76,988	1,160,979
AnaptysBio, Inc. (a)	6,005	209,875
Arena Pharmaceuticals, Inc. (a)	18,691	476,621
Array BioPharma, Inc. (a)	82,904	1,019,719
Atara Biotherapeutics, Inc. (a) (b)	11,963	197,988
Athersys, Inc. (a)	54,269	111,794
Audentes Therapeutics, Inc. (a)	7,930	222,119
Avexis, Inc. (a)	11,567	1,118,876
Axovant Sciences, Ltd. (a) (b)	13,161	90,548
Bellicum Pharmaceuticals, Inc. (a)	11,404	131,716
BioCryst Pharmaceuticals, Inc. (a) (b)	42,881	224,696
Biohaven Pharmaceutical Holding Co., Ltd. (a)	4,217	157,631
BioSpecifics Technologies Corp. (a)	3,039	141,374
BioTime, Inc. (a)	39,767	112,938
Bluebird Bio, Inc. (a)	21,319	2,928,165
Blueprint Medicines Corp. (a)	18,305	1,275,309
Calithera Biosciences, Inc. (a)	15,177	239,038
Calyxt, Inc. (a)	7,572	185,438
Cara Therapeutics, Inc. (a)	11,468	156,997
Celldex Therapeutics, Inc. (a) (b)	47,742	136,542
Chimerix, Inc. (a)	24,480	128,520
Clovis Oncology, Inc. (a)	20,203	1,664,727
Coherus Biosciences, Inc. (a)	18,745	250,246
Concert Pharmaceuticals, Inc. (a)	8,973	132,352
Corbus Pharmaceuticals Holdings, Inc. (a)	23,089	165,086
Cytokinetics, Inc. (a)	18,716	271,382
CytomX Therapeutics, Inc. (a)	11,599	210,754
Dynavax Technologies Corp. (a)	28,690	616,835
Eagle Pharmaceuticals, Inc. (a)	4,073	242,914

Biotechnology—(Continued)
Editas Medicine, Inc. (a)	16,553	397,438
Emergent BioSolutions, Inc. (a) (b)	15,717	635,753
Enanta Pharmaceuticals, Inc. (a)	7,598	355,586
Epizyme, Inc. (a)	20,920	398,526
Esperion Therapeutics, Inc. (a)	7,538	377,805
Exact Sciences Corp. (a)	54,332	2,560,124
FibroGen, Inc. (a)	31,200	1,678,560
Five Prime Therapeutics, Inc. (a) (b)	13,422	549,094
Flexion Therapeutics, Inc. (a) (b)	12,372	299,155
Foundation Medicine, Inc. (a)	7,156	287,671
Genomic Health, Inc. (a)	8,810	282,713
Geron Corp. (a) (b)	75,588	164,782
Global Blood Therapeutics, Inc. (a)	17,581	545,890
Halozyme Therapeutics, Inc. (a) (b)	55,733	968,082
Heron Therapeutics, Inc. (a)	22,046	356,043
Ignyta, Inc. (a)	24,664	304,600
ImmunoGen, Inc. (a)	46,019	352,045
Immunomedics, Inc. (a) (b)	49,803	696,246
Inovio Pharmaceuticals, Inc. (a)	36,297	230,123
Insmed, Inc. (a)	33,492	1,045,285
Insys Therapeutics, Inc. (a)	11,118	98,728
Intellia Therapeutics, Inc. (a)	7,597	188,785
Invitae Corp. (a)	15,995	149,873
Iovance Biotherapeutics, Inc. (a)	25,388	196,757
Ironwood Pharmaceuticals, Inc. (a)	63,682	1,004,265
Jounce Therapeutics, Inc. (a)	7,692	119,841
Karyopharm Therapeutics, Inc. (a)	15,254	167,489
Keryx Biopharmaceuticals, Inc. (a)	40,309	286,194
Kite Pharma, Inc. (a)	22,783	4,096,611
Kura Oncology, Inc. (a)	10,102	151,025
La Jolla Pharmaceutical Co. (a)	8,585	298,586
Lexicon Pharmaceuticals, Inc. (a) (b)	23,843	293,031
Ligand Pharmaceuticals, Inc. (a)	9,331	1,270,416
Loxo Oncology, Inc. (a)	10,666	982,552
MacroGenics, Inc. (a)	14,803	273,559
MiMedx Group, Inc. (a)	48,233	573,008
Momenta Pharmaceuticals, Inc. (a)	32,218	596,033
Myriad Genetics, Inc. (a)	29,763	1,076,825
Natera, Inc. (a)	13,813	178,050
NewLink Genetics Corp. (a)	11,251	114,535
Novavax, Inc. (a)	138,764	158,191
Organovo Holdings, Inc. (a) (b)	45,372	100,726
PDL BioPharma, Inc. (a)	77,531	262,830
Portola Pharmaceuticals, Inc. (a)	25,614	1,383,924
Progenics Pharmaceuticals, Inc. (a)	32,263	237,456
Prothena Corp. plc (a)	18,324	1,186,846
PTC Therapeutics, Inc. (a) (b)	19,200	384,192
Puma Biotechnology, Inc. (a)	13,791	1,651,472
Radius Health, Inc. (a) (b)	17,562	677,015
REGENXBIO, Inc. (a)	13,217	435,500
Repligen Corp. (a)	17,598	674,355
Retrophin, Inc. (a)	16,403	408,271
Rigel Pharmaceuticals, Inc. (a)	66,270	168,326
Sage Therapeutics, Inc. (a)	16,174	1,007,640
Sangamo Therapeutics, Inc. (a)	39,186	587,790
Sarepta Therapeutics, Inc. (a)	27,646	1,254,023
Selecta Biosciences, Inc. (a)	7,299	133,207

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Seres Therapeutics, Inc. (a)	10,787	$173,024
Spark Therapeutics, Inc. (a)	12,585	1,122,079
Spectrum Pharmaceuticals, Inc. (a) (b)	40,647	571,903
Stemline Therapeutics, Inc. (a) (b)	11,947	132,612
Synergy Pharmaceuticals, Inc. (a)	108,329	314,154
TG Therapeutics, Inc. (a)	20,926	247,973
Ultragenyx Pharmaceutical, Inc. (a)	18,315	975,457
Vanda Pharmaceuticals, Inc. (a)	20,273	362,887
Versartis, Inc. (a)	16,518	40,469
Voyager Therapeutics, Inc. (a)	7,685	158,234
Xencor, Inc. (a) (b)	16,674	382,168
ZIOPHARM Oncology, Inc. (a)	61,375	376,843

		57,924,788

Building Products—1.3%
AAON, Inc.	19,095	658,300
Advanced Drainage Systems, Inc.	15,729	318,512
American Woodmark Corp. (a)	6,699	644,779
Apogee Enterprises, Inc.	13,684	660,390
Armstrong Flooring, Inc. (a)	11,681	183,976
Builders FirstSource, Inc. (a)	45,999	827,522
Caesarstone, Ltd. (a)	11,687	348,273
Continental Building Products, Inc. (a)	17,313	450,138
CSW Industrials, Inc. (a)	6,168	273,551
Gibraltar Industries, Inc. (a)	14,856	462,764
Griffon Corp.	14,438	320,524
Insteel Industries, Inc. (b)	9,004	235,094
JELD-WEN Holding, Inc. (a)	25,741	914,320
Masonite International Corp. (a)	14,468	1,001,186
NCI Building Systems, Inc. (a)	19,586	305,542
Patrick Industries, Inc. (a)	7,120	598,792
PGT Innovations, Inc. (a)	22,494	336,285
Ply Gem Holdings, Inc. (a)	11,295	192,580
Quanex Building Products Corp.	17,697	406,146
Simpson Manufacturing Co., Inc. (b)	19,498	956,182
Trex Co., Inc. (a)	13,934	1,255,035
Universal Forest Products, Inc.	9,556	938,017

		12,287,908

Capital Markets—1.3%
Arlington Asset Investment Corp. - Class A	10,056	128,013
Artisan Partners Asset Management, Inc. - Class A	21,101	687,893
B. Riley Financial, Inc. (b)	10,620	181,071
Cohen & Steers, Inc.	9,693	382,777
Cowen Group, Inc. (a) (b)	13,196	234,889
Diamond Hill Investment Group, Inc.	1,546	328,293
Donnelley Financial Solutions, Inc. (a)	16,100	347,116
Evercore, Inc. - Class A	17,759	1,425,160
Financial Engines, Inc.	27,468	954,513
Gain Capital Holdings, Inc.	19,074	121,883
Greenhill & Co., Inc. (b)	13,790	228,914
Hamilton Lane, Inc. - Class A	9,116	244,765
Houlihan Lokey, Inc.	11,916	466,273
International FCStone, Inc. (a)	7,668	293,838
Investment Technology Group, Inc.	17,949	397,391

Capital Markets—(Continued)
Ladenburg Thalmann Financial Services, Inc.	51,479	148,259
Moelis & Co. - Class A	14,714	633,438
OM Asset Management plc	35,717	532,898
Piper Jaffray Cos.	7,063	419,189
PJT Partners, Inc. - Class A	7,794	298,588
Safeguard Scientifics, Inc. (a)	10,084	134,621
Stifel Financial Corp.	31,175	1,666,615
Virtu Financial, Inc. - Class A	12,905	209,061
Virtus Investment Partners, Inc.	3,239	375,886
Waddell & Reed Financial, Inc. - Class A (b)	38,993	782,589
Westwood Holdings Group, Inc.	3,235	217,618
WisdomTree Investments, Inc.	53,688	546,544

		12,388,095

Chemicals—2.1%
A. Schulman, Inc.	12,704	433,842
AdvanSix, Inc. (a)	14,472	575,262
American Vanguard Corp.	14,887	340,912
Balchem Corp. (b)	14,840	1,206,344
Calgon Carbon Corp.	24,113	516,018
Chase Corp.	3,533	393,576
Codexis, Inc. (a)	21,463	142,729
Ferro Corp. (a)	40,624	905,915
Flotek Industries, Inc. (a)	28,523	132,632
FutureFuel Corp.	10,195	160,469
GCP Applied Technologies, Inc. (a)	34,475	1,058,383
Hawkins, Inc.	4,778	194,942
HB Fuller Co.	23,919	1,388,737
Ingevity Corp. (a)	20,081	1,254,460
Innophos Holdings, Inc.	9,207	452,892
Innospec, Inc.	11,303	696,830
Intrepid Potash, Inc. (a)	48,671	212,206
KMG Chemicals, Inc.	4,417	242,405
Koppers Holdings, Inc. (a)	10,265	473,730
Kraton Corp. (a)	14,021	567,009
Kronos Worldwide, Inc.	11,199	255,673
Minerals Technologies, Inc.	16,456	1,162,616
OMNOVA Solutions, Inc. (a)	22,821	249,890
PolyOne Corp.	36,722	1,469,982
Quaker Chemical Corp.	5,838	863,732
Rayonier Advanced Materials, Inc.	19,176	262,711
Sensient Technologies Corp.	20,810	1,600,705
Stepan Co.	9,222	771,513
Trecora Resources (a) (b)	10,819	143,893
Tredegar Corp.	13,367	240,606
Trinseo S.A.	20,819	1,396,955
Tronox, Ltd. - Class A	30,359	640,575

		20,408,144

Commercial Services & Supplies—2.4%
ABM Industries, Inc.	25,771	1,074,908
ACCO Brands Corp. (a)	52,031	619,169
Advanced Disposal Services, Inc. (a)	20,602	518,964
Brady Corp. - Class A	21,723	824,388
Brink’s Co. (The)	20,598	1,735,382
Casella Waste Systems, Inc. - Class A (a)	20,153	378,876

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Ceco Environmental Corp.	14,983	$126,756
Covanta Holding Corp.	55,221	820,032
Deluxe Corp.	21,616	1,577,103
Ennis, Inc.	14,123	277,517
Essendant, Inc.	18,301	241,024
Healthcare Services Group, Inc.	31,811	1,716,840
Heritage-Crystal Clean, Inc. (a)	7,474	162,560
Herman Miller, Inc.	28,305	1,016,150
HNI Corp.	20,835	864,027
Hudson Technologies, Inc. (a)	18,608	145,328
InnerWorkings, Inc. (a)	18,741	210,836
Interface, Inc.	31,333	686,193
Kimball International, Inc. - Class B	16,738	330,910
Knoll, Inc.	23,781	475,620
LSC Communications, Inc.	16,124	266,207
Matthews International Corp. - Class A	15,251	949,375
McGrath RentCorp	10,515	460,031
Mobile Mini, Inc.	20,245	697,440
MSA Safety, Inc.	15,591	1,239,640
Multi-Color Corp.	6,168	505,468
Quad/Graphics, Inc.	13,076	295,648
RR Donnelley & Sons Co.	33,612	346,204
SP Plus Corp. (a)	8,683	342,979
Steelcase, Inc. - Class A	42,340	652,036
Team, Inc. (a) (b)	14,183	189,343
Tetra Tech, Inc. (c)	25,687	1,195,730
U.S. Ecology, Inc.	10,067	541,605
UniFirst Corp.	7,187	1,088,831
Viad Corp.	8,932	543,959
VSE Corp.	4,190	238,243
West Corp.	20,298	476,394

		23,831,716

Communications Equipment—1.6%
Acacia Communications, Inc. (a) (b)	8,854	417,023
ADTRAN, Inc.	24,190	580,560
Applied Optoelectronics, Inc. (a) (b)	8,622	557,585
CalAmp Corp. (a)	14,239	331,057
Ciena Corp. (a) (b)	66,636	1,463,993
Comtech Telecommunications Corp.	11,475	235,582
Digi International, Inc. (a)	12,500	132,500
EMCORE Corp. (a)	13,561	111,200
Extreme Networks, Inc. (a)	50,414	599,423
Finisar Corp. (a)	52,901	1,172,815
Harmonic, Inc. (a) (b)	42,437	129,433
Infinera Corp. (a)	66,643	591,123
InterDigital, Inc.	16,024	1,181,770
Lumentum Holdings, Inc. (a)	28,404	1,543,757
NETGEAR, Inc. (a)	14,969	712,524
NetScout Systems, Inc. (a)	40,021	1,294,679
Oclaro, Inc. (a)	77,936	672,588
Plantronics, Inc.	15,665	692,706
Quantenna Communications, Inc. (a) (b)	10,375	174,404
Sonus Networks, Inc. (a)	24,015	183,715
Ubiquiti Networks, Inc. (a) (b)	10,729	601,039
ViaSat, Inc. (a) (b)	24,578	1,580,857

Communications Equipment—(Continued)
Viavi Solutions, Inc. (a)	104,328	986,943

		15,947,276

Construction & Engineering—1.1%
Aegion Corp. (a)	13,054	303,897
Argan, Inc.	6,140	412,915
Chicago Bridge & Iron Co. NV (b)	47,677	800,974
Comfort Systems USA, Inc.	17,796	635,317
Dycom Industries, Inc. (a) (b)	14,412	1,237,702
EMCOR Group, Inc.	26,752	1,856,054
Granite Construction, Inc. (b)	19,068	1,104,991
Great Lakes Dredge & Dock Corp. (a)	30,133	146,145
KBR, Inc.	67,555	1,207,883
Layne Christensen Co. (a)	9,378	117,694
MasTec, Inc. (a)	31,128	1,444,339
MYR Group, Inc. (a)	6,874	200,308
NV5 Global, Inc. (a)	3,969	216,906
Primoris Services Corp.	17,845	525,000
Sterling Construction Co., Inc. (a)	13,246	201,737
Tutor Perini Corp. (a)	19,192	545,053

		10,956,915

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	50,598	1,620,654
U.S. Concrete, Inc. (a)	7,217	550,657

		2,171,311

Consumer Finance—0.6%
Encore Capital Group, Inc. (a)	11,469	508,077
Enova International, Inc. (a)	13,048	175,496
EZCORP, Inc. - Class A (a) (b)	25,543	242,659
FirstCash, Inc.	22,224	1,403,446
Green Dot Corp. - Class A (a)	21,516	1,066,763
LendingClub Corp. (a)	144,948	882,733
Nelnet, Inc. - Class A	9,125	460,812
PRA Group, Inc. (a) (b)	22,334	639,869
Regional Management Corp. (a)	5,496	133,058
World Acceptance Corp. (a)	3,560	295,088

		5,808,001

Containers & Packaging—0.1%
Greif, Inc. - Class A	12,112	709,036
Greif, Inc. - Class B	2,277	146,297
Myers Industries, Inc.	10,665	223,432

		1,078,765

Distributors—0.1%
Core-Mark Holding Co., Inc.	21,704	697,567

Diversified Consumer Services—0.8%
Adtalem Global Education, Inc.	29,702	1,064,817
American Public Education, Inc. (a)	8,921	187,787
Capella Education Co.	5,633	395,155
Career Education Corp. (a)	35,115	364,845
Carriage Services, Inc. (b)	7,506	192,154

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Chegg, Inc. (a)	44,656	$662,695
Grand Canyon Education, Inc. (a)	21,870	1,986,233
Houghton Mifflin Harcourt Co. (a)	48,813	588,197
K12, Inc. (a)	17,337	309,292
Laureate Education, Inc. - Class A (a)	19,236	279,884
Regis Corp. (a)	18,180	259,429
Sotheby’s (a)	17,875	824,216
Strayer Education, Inc.	5,054	441,062
Weight Watchers International, Inc. (a)	13,493	587,620

		8,143,386

Diversified Financial Services—0.1%
FNFV Group (a)	30,326	520,091
Marlin Business Services Corp.	4,627	133,026
NewStar Financial, Inc.	11,793	138,450
On Deck Capital, Inc. (a)	24,943	116,484

		908,051

Diversified Telecommunication Services—0.7%
ATN International, Inc.	4,754	250,536
Cincinnati Bell, Inc. (a)	19,517	387,412
Cogent Communications Holdings, Inc.	19,575	957,218
Consolidated Communications Holdings, Inc.	32,698	623,878
Frontier Communications Corp. (b)	37,100	437,409
General Communication, Inc. - Class A (a)	12,857	524,437
Globalstar, Inc. (a)	220,308	359,102
IDT Corp. - Class B	8,438	118,807
Iridium Communications, Inc. (a)	38,356	395,067
Lumos Networks Corp. (a)	8,396	150,456
ORBCOMM, Inc. (a)	31,662	331,501
pdvWireless, Inc. (a)	3,369	100,396
Straight Path Communications, Inc. - Class B (a)	4,569	825,481
Vonage Holdings Corp. (a)	94,189	766,699
Windstream Holdings, Inc.	86,995	153,981

		6,382,380

Electric Utilities—1.0%
ALLETE, Inc.	23,439	1,811,600
El Paso Electric Co.	18,779	1,037,540
IDACORP, Inc.	23,882	2,099,944
MGE Energy, Inc.	16,879	1,090,383
Otter Tail Corp.	18,873	818,145
PNM Resources, Inc. (b)	36,376	1,465,953
Portland General Electric Co.	42,222	1,927,012

		10,250,577

Electrical Equipment—0.6%
Atkore International Group, Inc. (a)	15,795	308,160
AZZ, Inc.	12,522	609,821
Encore Wire Corp.	9,729	435,616
EnerSys	20,532	1,420,198
Generac Holdings, Inc. (a)	28,764	1,321,131
General Cable Corp.	24,951	470,326
Plug Power, Inc. (a) (b)	97,992	255,759
Powell Industries, Inc.	4,404	132,076

Electrical Equipment—(Continued)
Sunrun, Inc. (a)	43,801	243,096
Thermon Group Holdings, Inc. (a)	15,847	285,088
TPI Composites, Inc. (a)	6,302	140,787
Vicor Corp. (a)	8,793	207,515

		5,829,573

Electronic Equipment, Instruments & Components—2.9%
Anixter International, Inc. (a)	13,642	1,159,570
AVX Corp.	21,871	398,708
Badger Meter, Inc.	13,640	668,360
Bel Fuse, Inc. - Class B	4,719	147,233
Belden, Inc.	19,822	1,596,266
Benchmark Electronics, Inc. (a)	24,418	833,875
Control4 Corp. (a)	10,604	312,394
CTS Corp.	15,701	378,394
Daktronics, Inc. (b)	18,513	195,682
Electro Scientific Industries, Inc. (a)	16,104	224,168
ePlus, Inc. (a)	6,246	577,443
Fabrinet (a)	17,507	648,809
FARO Technologies, Inc. (a) (b)	8,551	327,076
Fitbit, Inc. - Class A (a)	83,429	580,666
II-VI, Inc. (a)	29,121	1,198,329
Insight Enterprises, Inc. (a) (c)	17,579	807,228
Itron, Inc. (a)	16,214	1,255,774
KEMET Corp. (a)	22,082	466,593
Kimball Electronics, Inc. (a)	14,109	305,460
Knowles Corp. (a)	43,119	658,427
Littelfuse, Inc.	10,433	2,043,616
Maxwell Technologies, Inc. (a)	18,743	96,152
Mesa Laboratories, Inc.	1,474	220,098
Methode Electronics, Inc.	17,959	760,564
MicroVision, Inc. (a)	39,764	110,544
MTS Systems Corp. (b)	7,482	399,913
Novanta, Inc. (a)	15,349	669,216
OSI Systems, Inc. (a)	8,490	775,731
Park Electrochemical Corp. (b)	10,569	195,526
PC Connection, Inc.	5,366	151,268
Plexus Corp. (a) (c)	15,422	864,866
Rogers Corp. (a)	8,166	1,088,364
Sanmina Corp. (a)	35,180	1,306,937
ScanSource, Inc. (a)	12,162	530,871
SYNNEX Corp.	13,358	1,689,921
Systemax, Inc.	5,954	157,364
Tech Data Corp. (a)	15,811	1,404,807
TTM Technologies, Inc. (a)	43,439	667,657
VeriFone Systems, Inc. (a)	52,265	1,059,934
Vishay Intertechnology, Inc. (b)	60,883	1,144,600
Vishay Precision Group, Inc. (a)	5,267	128,515

		28,206,919

Energy Equipment & Services—1.4%
Archrock, Inc.	34,795	436,677
Atwood Oceanics, Inc. (a)	37,266	349,928
Basic Energy Services, Inc. (a)	9,414	181,690
Bristow Group, Inc. (b)	17,044	159,361
C&J Energy Services, Inc. (a)	23,422	701,957

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Diamond Offshore Drilling, Inc. (a) (b)	32,772	$475,194
Dril-Quip, Inc. (a)	18,125	800,219
Ensco plc - Class A	146,795	876,366
Exterran Corp. (a)	14,849	469,377
Fairmount Santrol Holdings, Inc. (a) (b)	80,171	383,217
Forum Energy Technologies, Inc. (a)	33,848	538,183
Frank’s International NV	26,819	207,043
Helix Energy Solutions Group, Inc. (a)	67,569	499,335
Keane Group, Inc. (a)	17,150	286,062
Matrix Service Co. (a)	14,196	215,779
McDermott International, Inc. (a)	135,519	985,223
Natural Gas Services Group, Inc. (a)	6,643	188,661
NCS Multistage Holdings, Inc. (a)	7,794	187,680
Newpark Resources, Inc. (a) (b)	41,815	418,150
Noble Corp. plc (a)	121,320	558,072
Oil States International, Inc. (a)	24,545	622,216
ProPetro Holding Corp. (a)	16,409	235,469
RigNet, Inc. (a)	7,269	125,027
Rowan Cos. plc - Class A (a)	56,769	729,482
SEACOR Holdings, Inc. (a)	7,977	367,820
Superior Energy Services, Inc. (a)	73,574	785,770
Tesco Corp. (a)	26,917	146,698
TETRA Technologies, Inc. (a)	57,683	164,973
U.S. Silica Holdings, Inc.	38,361	1,191,876
Unit Corp. (a)	24,655	507,400

		13,794,905

Equity Real Estate Investment Trusts—6.6%
Acadia Realty Trust	38,553	1,103,387
Agree Realty Corp.	13,037	639,856
Alexander & Baldwin, Inc.	20,854	966,166
Alexander’s, Inc.	1,029	436,389
Altisource Residential Corp.	26,537	294,826
American Assets Trust, Inc.	19,187	763,067
Armada Hoffler Properties, Inc.	19,662	271,532
Ashford Hospitality Prime, Inc.	14,521	137,949
Ashford Hospitality Trust, Inc.	39,201	261,471
Bluerock Residential Growth REIT, Inc.	9,427	104,263
CareTrust REIT, Inc.	34,103	649,321
CatchMark Timber Trust, Inc. - Class A	19,002	239,615
CBL & Associates Properties, Inc. (b)	82,772	694,457
Cedar Realty Trust, Inc.	37,954	213,301
Chatham Lodging Trust	18,798	400,773
Chesapeake Lodging Trust	28,075	757,183
City Office REIT, Inc.	14,820	204,071
Community Healthcare Trust, Inc.	6,730	181,441
CorEnergy Infrastructure Trust, Inc.	5,980	211,393
Cousins Properties, Inc.	195,107	1,822,299
DiamondRock Hospitality Co.	92,371	1,011,462
Easterly Government Properties, Inc.	16,288	336,673
EastGroup Properties, Inc.	15,137	1,333,872
Education Realty Trust, Inc. (b)	35,414	1,272,425
Farmland Partners, Inc.	13,291	120,151
First Industrial Realty Trust, Inc.	54,715	1,646,374
First Potomac Realty Trust	27,829	310,015
Four Corners Property Trust, Inc.	29,818	743,065

Equity Real Estate Investment Trusts—(Continued)
Franklin Street Properties Corp.	48,177	511,640
Geo Group, Inc. (The)	57,346	1,542,607
Getty Realty Corp.	13,449	384,776
Gladstone Commercial Corp.	13,243	294,922
Global Net Lease, Inc. (b)	31,987	700,195
Government Properties Income Trust	44,872	842,247
Gramercy Property Trust	70,497	2,132,534
Healthcare Realty Trust, Inc.	56,754	1,835,424
Hersha Hospitality Trust	21,188	395,580
Independence Realty Trust, Inc.	33,574	341,448
InfraREIT, Inc.	19,986	447,087
Investors Real Estate Trust	56,725	346,590
iStar, Inc. (a)	31,393	370,437
Jernigan Capital, Inc.	4,880	100,284
Kite Realty Group Trust	38,990	789,547
LaSalle Hotel Properties	53,145	1,542,268
Lexington Realty Trust	101,687	1,039,241
LTC Properties, Inc.	17,896	840,754
Mack-Cali Realty Corp.	43,539	1,032,310
MedEquities Realty Trust, Inc.	10,709	125,831
Monmouth Real Estate Investment Corp.	32,365	523,989
National Health Investors, Inc.	18,569	1,435,198
National Storage Affiliates Trust	20,224	490,230
New Senior Investment Group, Inc.	40,485	370,438
NexPoint Residential Trust, Inc.	9,154	217,224
NorthStar Realty Europe Corp.	30,012	384,454
One Liberty Properties, Inc.	6,290	153,224
Parkway, Inc.	20,151	464,078
Pebblebrook Hotel Trust (b)	30,891	1,116,401
Pennsylvania Real Estate Investment Trust	32,570	341,659
Physicians Realty Trust	82,152	1,456,555
Potlatch Corp.	19,692	1,004,292
Preferred Apartment Communities, Inc. - Class A	15,013	283,445
PS Business Parks, Inc.	8,900	1,188,150
QTS Realty Trust, Inc. - Class A	22,822	1,194,960
Quality Care Properties, Inc. (a)	44,567	690,788
Ramco-Gershenson Properties Trust	37,976	494,068
Retail Opportunity Investments Corp.	52,344	995,059
Rexford Industrial Realty, Inc.	31,246	894,261
RLJ Lodging Trust	77,648	1,708,256
Ryman Hospitality Properties, Inc.	20,440	1,277,296
Sabra Health Care REIT, Inc. (b)	74,034	1,624,306
Saul Centers, Inc.	5,405	334,624
Select Income REIT	31,114	728,690
Seritage Growth Properties - Class A	11,383	524,415
STAG Industrial, Inc.	41,873	1,150,251
Starwood Waypoint Homes	59,084	2,148,885
Summit Hotel Properties, Inc.	48,101	769,135
Sunstone Hotel Investors, Inc.	103,053	1,656,062
Terreno Realty Corp.	23,106	835,975
Tier REIT, Inc.	22,342	431,201
UMH Properties, Inc.	14,825	230,529
Universal Health Realty Income Trust (b)	6,109	461,168
Urban Edge Properties	43,765	1,055,612
Urstadt Biddle Properties, Inc. - Class A	13,207	286,592
Washington Prime Group, Inc. (b)	90,826	756,581
Washington Real Estate Investment Trust	34,947	1,144,864

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Whitestone REIT (b)	18,215	$237,706
Xenia Hotels & Resorts, Inc.	50,544	1,063,951

		64,867,091

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	13,251	453,847
Chefs’ Warehouse, Inc. (The) (a)	8,577	165,536
Ingles Markets, Inc. - Class A	6,173	158,646
Performance Food Group Co. (a)	39,583	1,118,220
Pricesmart, Inc.	10,376	926,058
SpartanNash Co.	16,917	446,101
SUPERVALU, Inc. (a)	17,497	380,560
United Natural Foods, Inc. (a) (b)	23,843	991,630
Weis Markets, Inc.	4,490	195,315

		4,835,913

Food Products—1.3%
Amplify Snack Brands, Inc. (a)	14,688	104,138
B&G Foods, Inc. (b)	31,647	1,007,957
Bob Evans Farms, Inc.	8,975	695,652
Cal-Maine Foods, Inc. (a) (b)	14,936	613,870
Calavo Growers, Inc.	7,353	538,240
Darling Ingredients, Inc. (a)	72,905	1,277,296
Dean Foods Co.	44,397	483,039
Farmer Bros Co. (a)	3,967	130,316
Fresh Del Monte Produce, Inc. (b)	15,644	711,176
Freshpet, Inc. (a)	10,616	166,140
Hostess Brands, Inc. (a)	33,382	455,998
J&J Snack Foods Corp.	6,995	918,443
John B Sanfilippo & Son, Inc. (b)	4,150	279,336
Lancaster Colony Corp.	8,194	984,263
Landec Corp. (a)	14,010	181,429
Limoneira Co.	6,209	143,863
Omega Protein Corp.	11,349	188,961
Sanderson Farms, Inc.	9,453	1,526,849
Seneca Foods Corp. - Class A (a)	3,507	120,992
Snyder’s-Lance, Inc. (b)	40,150	1,531,321
Tootsie Roll Industries, Inc. (b)	8,613	327,294

		12,386,573

Gas Utilities—1.2%
Chesapeake Utilities Corp.	6,975	545,794
New Jersey Resources Corp.	38,723	1,632,174
Northwest Natural Gas Co.	13,257	853,751
ONE Gas, Inc.	24,719	1,820,307
South Jersey Industries, Inc.	37,607	1,298,570
Southwest Gas Holdings, Inc.	21,731	1,686,760
Spire, Inc. (b)	21,579	1,610,872
WGL Holdings, Inc.	23,853	2,008,423

		11,456,651

Health Care Equipment & Supplies—3.5%
Abaxis, Inc.	11,146	497,669
Accuray, Inc. (a)	37,218	148,872
Analogic Corp.	6,383	534,576

Health Care Equipment & Supplies—(Continued)
AngioDynamics, Inc. (a)	17,852	305,091
Anika Therapeutics, Inc. (a) (b)	7,087	411,046
Antares Pharma, Inc. (a)	71,715	232,357
AtriCure, Inc. (a)	16,270	363,960
Atrion Corp.	618	415,296
AxoGen, Inc. (a) (b)	13,718	265,443
Cantel Medical Corp.	16,951	1,596,276
Cardiovascular Systems, Inc. (a)	14,951	420,871
Cerus Corp. (a)	58,326	159,230
CONMED Corp.	13,371	701,576
CryoLife, Inc. (a)	17,220	390,894
Cutera, Inc. (a)	6,744	278,864
Endologix, Inc. (a) (b)	44,063	196,521
Exactech, Inc. (a)	5,785	190,616
GenMark Diagnostics, Inc. (a)	25,122	241,925
Glaukos Corp. (a)	13,608	449,064
Globus Medical, Inc. - Class A (a) (b)	34,489	1,025,013
Haemonetics Corp. (a)	23,946	1,074,457
Halyard Health, Inc. (a)	20,898	941,037
ICU Medical, Inc. (a)	7,246	1,346,669
Inogen, Inc. (a)	8,037	764,319
Insulet Corp. (a)	27,643	1,522,576
Integer Holdings Corp. (a)	15,275	781,316
Integra LifeSciences Holdings Corp. (a)	29,050	1,466,444
Invacare Corp. (b)	15,930	250,897
iRhythm Technologies, Inc. (a)	6,771	351,279
K2M Group Holdings, Inc. (a)	19,428	412,068
Lantheus Holdings, Inc. (a)	13,066	232,575
LeMaitre Vascular, Inc.	7,651	286,300
LivaNova plc (a)	22,711	1,591,133
Masimo Corp. (a)	20,916	1,810,489
Meridian Bioscience, Inc.	22,552	322,494
Merit Medical Systems, Inc. (a)	23,310	987,178
Natus Medical, Inc. (a)	16,472	617,700
Neogen Corp. (a)	17,828	1,380,957
Nevro Corp. (a)	13,030	1,184,166
Novocure, Ltd. (a)	25,960	515,306
NuVasive, Inc. (a)	23,689	1,313,792
NxStage Medical, Inc. (a)	30,508	842,021
OraSure Technologies, Inc. (a)	25,014	562,815
Orthofix International NV (a)	7,561	357,257
Oxford Immunotec Global plc (a)	12,520	210,336
Penumbra, Inc. (a) (b)	13,208	1,192,682
Quidel Corp. (a)	13,903	609,786
Rockwell Medical, Inc. (a)	18,836	161,236
RTI Surgical, Inc. (a)	32,498	147,866
STAAR Surgical Co. (a)	19,419	241,767
SurModics, Inc. (a)	6,159	190,929
Tactile Systems Technology, Inc. (a)	4,810	148,870
Utah Medical Products, Inc.	2,002	147,247
Varex Imaging Corp. (a)	17,885	605,228
Wright Medical Group NV (a) (b)	47,569	1,230,610

		34,626,962

Health Care Providers & Services—2.0%
Aceto Corp.	14,101	158,354
Addus HomeCare Corp. (a)	4,191	147,942

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Almost Family, Inc. (a)	6,160	$330,792
Amedisys, Inc. (a)	13,972	781,873
AMN Healthcare Services, Inc. (a) (b)	21,592	986,754
BioScrip, Inc. (a)	59,803	164,458
BioTelemetry, Inc. (a) (b)	13,262	437,646
Capital Senior Living Corp. (a) (b)	14,260	178,963
Chemed Corp. (b)	7,153	1,445,264
Civitas Solutions, Inc. (a) (b)	6,456	119,113
Community Health Systems, Inc. (a) (b)	43,409	333,381
Corvel Corp. (a)	5,325	289,680
Cross Country Healthcare, Inc. (a)	16,495	234,724
Diplomat Pharmacy, Inc. (a)	22,308	461,999
Ensign Group, Inc. (The)	24,374	550,609
HealthEquity, Inc. (a)	23,357	1,181,397
HealthSouth Corp.	45,536	2,110,594
Kindred Healthcare, Inc.	40,056	272,381
Landauer, Inc.	5,165	347,605
LHC Group, Inc. (a)	6,847	485,589
Magellan Health, Inc. (a)	11,100	957,930
Molina Healthcare, Inc. (a)	21,194	1,457,300
National Healthcare Corp.	5,246	328,242
National Research Corp. - Class A	4,950	186,615
Owens & Minor, Inc.	28,475	831,470
PharMerica Corp. (a)	13,100	383,830
Providence Service Corp. (The) (a)	5,978	323,290
R1 RCM, Inc. (a) (b)	61,837	229,415
RadNet, Inc. (a)	21,044	243,058
Select Medical Holdings Corp. (a)	52,961	1,016,851
Teladoc, Inc. (a)	25,351	840,386
Tenet Healthcare Corp. (a) (b)	38,490	632,391
Tivity Health, Inc. (a) (b)	16,239	662,551
Triple-S Management Corp. - Class B (a)	12,074	285,912
U.S. Physical Therapy, Inc.	6,011	369,376

		19,767,735

Health Care Technology—0.8%
Allscripts Healthcare Solutions, Inc. (a)	85,323	1,214,146
Castlight Health, Inc. - Class B (a)	33,470	143,921
Computer Programs & Systems, Inc.	5,856	173,045
Cotiviti Holdings, Inc. (a)	17,395	625,872
Evolent Health, Inc. - Class A (a)	24,888	443,006
HealthStream, Inc. (a) (b)	12,016	280,814
HMS Holdings Corp. (a)	40,747	809,235
Inovalon Holdings, Inc. - Class A (a)	29,972	511,023
Medidata Solutions, Inc. (a) (b)	26,132	2,039,864
Omnicell, Inc. (a)	16,746	854,883
Quality Systems, Inc. (a)	24,814	390,324
Tabula Rasa HealthCare, Inc. (a)	4,962	132,684
Vocera Communications, Inc. (a)	13,407	420,578

		8,039,395

Hotels, Restaurants & Leisure—2.8%
Belmond, Ltd. - Class A (a)	42,411	578,910
Biglari Holdings, Inc. (a)	528	175,977
BJ’s Restaurants, Inc. (a)	9,083	276,577
Bloomin’ Brands, Inc.	41,567	731,579

Hotels, Restaurants & Leisure—(Continued)
Bojangles’, Inc. (a)	8,843	119,381
Boyd Gaming Corp.	36,831	959,448
Brinker International, Inc.	23,123	736,699
Buffalo Wild Wings, Inc. (a)	7,647	808,288
Caesars Acquisition Co. - Class A (a)	23,146	496,482
Caesars Entertainment Corp. (a) (b)	25,824	344,750
Carrols Restaurant Group, Inc. (a)	17,458	190,292
Cheesecake Factory, Inc. (The) (b)	21,038	886,121
Churchill Downs, Inc.	6,083	1,254,315
Chuy’s Holdings, Inc. (a)	8,272	174,126
Cracker Barrel Old Country Store, Inc.	9,084	1,377,316
Dave & Buster’s Entertainment, Inc. (a)	19,667	1,032,124
Del Frisco’s Restaurant Group, Inc. (a)	12,052	175,357
Del Taco Restaurants, Inc. (a)	16,196	248,447
Denny’s Corp. (a)	31,940	397,653
DineEquity, Inc. (b)	8,597	369,499
El Pollo Loco Holdings, Inc. (a)	10,816	131,414
Eldorado Resorts, Inc. (a)	20,398	523,209
Fiesta Restaurant Group, Inc. (a) (b)	13,371	254,049
Golden Entertainment, Inc. (a)	5,522	134,626
Habit Restaurants, Inc. (The) - Class A (a)	7,224	94,273
ILG, Inc.	49,690	1,328,214
International Speedway Corp. - Class A	12,935	465,660
Jack in the Box, Inc.	13,522	1,378,162
La Quinta Holdings, Inc. (a)	36,753	643,178
Lindblad Expeditions Holdings, Inc. (a)	10,512	112,478
Marcus Corp. (The)	9,550	264,535
Marriott Vacations Worldwide Corp.	9,902	1,233,096
Monarch Casino & Resort, Inc. (a)	5,265	208,125
Papa John’s International, Inc. (b)	12,261	895,911
Penn National Gaming, Inc. (a)	39,722	929,098
Pinnacle Entertainment, Inc. (a)	26,101	556,212
Planet Fitness, Inc. - Class A	39,546	1,066,951
Potbelly Corp. (a)	12,520	155,248
RCI Hospitality Holdings, Inc.	4,756	117,711
Red Robin Gourmet Burgers, Inc. (a)	5,863	392,821
Red Rock Resorts, Inc. - Class A	32,000	741,120
Ruth’s Hospitality Group, Inc.	13,027	272,916
Scientific Games Corp. - Class A (a)	24,798	1,136,988
SeaWorld Entertainment, Inc. (a)	32,101	416,992
Shake Shack, Inc. - Class A (a) (b)	10,507	349,148
Sonic Corp.	20,556	523,150
Speedway Motorsports, Inc.	7,078	150,761
Texas Roadhouse, Inc.	31,030	1,524,814
Wingstop, Inc.	13,875	461,344
Zoe’s Kitchen, Inc. (a)	9,191	116,082

		27,911,627

Household Durables—1.4%
Bassett Furniture Industries, Inc.	5,374	202,600
Beazer Homes USA, Inc. (a)	13,700	256,738
Cavco Industries, Inc. (a)	4,052	597,873
Century Communities, Inc. (a)	7,561	186,757
CSS Industries, Inc.	4,201	121,073
Ethan Allen Interiors, Inc.	12,159	393,952
Flexsteel Industries, Inc.	3,005	152,353

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
GoPro, Inc. - Class A (a) (b)	49,877	$549,146
Helen of Troy, Ltd. (a)	12,385	1,200,106
Hooker Furniture Corp.	5,444	259,951
Hovnanian Enterprises, Inc. - Class A (a)	60,910	117,556
Installed Building Products, Inc. (a)	9,469	613,591
iRobot Corp. (a) (b)	12,468	960,784
KB Home	41,097	991,260
La-Z-Boy, Inc.	21,678	583,138
LGI Homes, Inc. (a)	8,210	398,760
M/I Homes, Inc. (a)	12,868	343,962
MDC Holdings, Inc.	20,862	692,827
Meritage Homes Corp. (a)	18,033	800,665
NACCO Industries, Inc. - Class A	2,176	186,701
PICO Holdings, Inc. (a)	12,147	202,855
Taylor Morrison Home Corp. - Class A (a)	33,429	737,109
TopBuild Corp. (a)	17,085	1,113,429
TRI Pointe Group, Inc. (a)	66,237	914,733
Universal Electronics, Inc. (a)	6,028	382,175
William Lyon Homes - Class A (a)	12,315	283,122
ZAGG, Inc. (a)	14,118	222,358

		13,465,574

Household Products—0.3%
Central Garden and Pet Co. (a)	4,446	172,683
Central Garden and Pet Co. - Class A (a)	16,480	612,891
HRG Group, Inc. (a)	58,164	907,940
WD-40 Co. (b)	6,750	755,325

		2,448,839

Independent Power and Renewable Electricity Producers—0.4%
Atlantic Power Corp. (a)	57,898	141,850
Dynegy, Inc. (a)	48,619	475,980
NRG Yield, Inc. - Class A	16,087	305,170
NRG Yield, Inc. - Class C	29,107	561,765
Ormat Technologies, Inc.	18,869	1,151,953
Pattern Energy Group, Inc.	33,054	796,601
TerraForm Global, Inc. - Class A (a)	51,489	244,573
TerraForm Power, Inc. - Class A (a)	37,187	491,612

		4,169,504

Industrial Conglomerates—0.1%
Raven Industries, Inc.	17,386	563,306

Insurance—2.3%
Ambac Financial Group, Inc. (a)	22,444	387,383
American Equity Investment Life Holding Co.	41,683	1,212,142
AMERISAFE, Inc. (b)	9,298	541,144
Amtrust Financial Services, Inc.	40,519	545,386
Argo Group International Holdings, Ltd.	14,148	870,102
Citizens, Inc. (a) (b)	22,172	162,964
CNO Financial Group, Inc.	78,186	1,824,861
eHealth, Inc. (a)	7,987	190,809
EMC Insurance Group, Inc.	3,800	106,970
Employers Holdings, Inc.	14,789	672,160
Enstar Group, Ltd. (a)	5,093	1,132,429

Insurance—(Continued)
FBL Financial Group, Inc. - Class A	4,790	356,855
Fidelity & Guaranty Life	4,816	149,537
Genworth Financial, Inc. - Class A (a)	246,697	949,783
Global Indemnity, Ltd. (a)	3,335	141,404
Greenlight Capital Re, Ltd. - Class A (a) (b)	13,998	303,057
HCI Group, Inc.	4,347	166,273
Health Insurance Innovations, Inc. - Class A (a)	5,782	83,839
Heritage Insurance Holdings, Inc. (b)	11,792	155,772
Horace Mann Educators Corp.	18,978	746,784
Infinity Property & Casualty Corp.	5,597	527,237
Investors Title Co.	736	131,796
James River Group Holdings, Ltd.	10,708	444,168
Kemper Corp.	18,020	955,060
Kinsale Capital Group, Inc.	7,087	305,946
Maiden Holdings, Ltd. (b)	33,144	263,495
MBIA, Inc. (a)	55,651	484,164
National General Holdings Corp.	23,963	457,933
National Western Life Group, Inc. - Class A	1,054	367,846
Navigators Group, Inc. (The)	9,344	545,222
Primerica, Inc.	20,835	1,699,094
RLI Corp. (b)	18,544	1,063,684
Safety Insurance Group, Inc.	6,815	519,985
Selective Insurance Group, Inc.	26,789	1,442,588
State Auto Financial Corp. (b)	7,940	208,266
State National Cos., Inc.	15,205	319,153
Stewart Information Services Corp.	11,286	426,159
Third Point Reinsurance, Ltd. (a)	36,545	570,102
Trupanion, Inc. (a) (b)	11,074	292,464
United Fire Group, Inc.	9,677	443,400
United Insurance Holdings Corp.	8,654	141,060
Universal Insurance Holdings, Inc. (b)	15,753	362,319

		22,670,795

Internet & Direct Marketing Retail—0.5%
1-800-Flowers.com, Inc. - Class A (a)	13,330	131,301
Etsy, Inc. (a)	51,942	876,781
FTD Cos., Inc. (a)	9,600	125,184
Groupon, Inc. (a)	161,153	837,996
HSN, Inc.	14,279	557,595
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	429,817
Nutrisystem, Inc.	14,262	797,246
Overstock.com, Inc. (a)	6,439	191,238
PetMed Express, Inc.	9,436	312,803
Shutterfly, Inc. (a)	15,092	731,660

		4,991,621

Internet Software & Services—2.8%
2U, Inc. (a) (b)	20,541	1,151,118
Actua Corp. (a)	13,096	200,369
Alarm.com Holdings, Inc. (a)	9,727	439,466
Appfolio, Inc. - Class A (a)	4,077	195,492
Apptio, Inc. - Class A (a)	8,921	164,771
Bankrate, Inc. (a)	20,088	280,228
Bazaarvoice, Inc. (a)	41,849	207,153
Benefitfocus, Inc. (a) (b)	6,419	215,999
Blucora, Inc. (a)	20,338	514,551

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Box, Inc. - Class A (a)	37,001	$714,859
Brightcove, Inc. (a)	17,392	125,222
Carbonite, Inc. (a)	11,965	263,230
Cars.com, Inc. (a)	33,795	899,285
ChannelAdvisor Corp. (a)	10,403	119,635
Cimpress NV (a)	11,180	1,091,839
Cloudera, Inc. (a)	9,934	165,103
CommerceHub, Inc. - Series A (a)	7,074	159,660
CommerceHub, Inc. - Series C (a)	14,164	302,401
Cornerstone OnDemand, Inc. (a)	24,008	974,965
Coupa Software, Inc. (a)	14,191	442,050
Endurance International Group Holdings, Inc. (a)	27,384	224,549
Envestnet, Inc. (a)	20,207	1,030,557
Five9, Inc. (a)	24,673	589,685
Gogo, Inc. (a) (b)	27,419	323,818
GrubHub, Inc. (a)	39,224	2,065,536
GTT Communications, Inc. (a)	14,711	465,603
Hortonworks, Inc. (a)	23,786	403,173
Instructure, Inc. (a)	10,316	341,975
Internap Corp. (a)	40,566	176,462
j2 Global, Inc. (b)	21,521	1,589,971
Limelight Networks, Inc. (a)	38,035	150,999
LivePerson, Inc. (a)	29,330	397,422
Meet Group, Inc. (The) (a) (b)	24,500	89,180
MINDBODY, Inc. - Class A (a)	20,014	517,362
MuleSoft, Inc. - Class A (a)	11,757	236,786
New Relic, Inc. (a)	13,849	689,680
NIC, Inc.	29,109	499,219
Nutanix, Inc. - Class A (a)	26,626	596,156
Okta, Inc. (a)	7,427	209,516
Q2 Holdings, Inc. (a)	14,830	617,669
Quotient Technology, Inc. (a)	35,202	550,911
Shutterstock, Inc. (a)	9,230	307,267
SPS Commerce, Inc. (a)	7,550	428,161
Stamps.com, Inc. (a)	7,291	1,477,521
Trade Desk, Inc. (The) - Class A (a)	11,113	683,561
TrueCar, Inc. (a)	29,629	467,842
Tucows, Inc. - Class A (a)	4,376	256,215
Twilio, Inc. - Class A (a)	29,205	871,769
Web.com Group, Inc. (a)	16,480	412,000
XO Group, Inc. (a)	11,305	222,369
Yelp, Inc. (a)	36,366	1,574,648

		27,094,978

IT Services—1.8%
Acxiom Corp. (a)	37,591	926,242
Blackhawk Network Holdings, Inc. (a)	24,608	1,077,830
CACI International, Inc. - Class A (a) (c)	11,262	1,569,360
Cardtronics plc - Class A (a)	22,064	507,693
Cass Information Systems, Inc.	5,928	376,072
Convergys Corp. (b)	42,882	1,110,215
CSG Systems International, Inc.	15,258	611,846
EPAM Systems, Inc. (a)	22,354	1,965,587
Everi Holdings, Inc. (a)	31,593	239,791
EVERTEC, Inc.	30,384	481,586

IT Services—(Continued)
ExlService Holdings, Inc. (a)	15,842	923,906
Forrester Research, Inc.	5,782	241,977
Hackett Group, Inc. (The)	11,151	169,384
ManTech International Corp. - Class A	12,440	549,226
MAXIMUS, Inc.	29,631	1,911,200
MoneyGram International, Inc. (a)	14,692	236,688
Perficient, Inc. (a)	17,369	341,648
Presidio, Inc. (a)	12,582	178,035
Science Applications International Corp.	19,917	1,331,452
ServiceSource International, Inc. (a)	29,419	101,790
Sykes Enterprises, Inc. (a)	18,634	543,367
Syntel, Inc.	14,931	293,394
TeleTech Holdings, Inc.	7,377	307,990
Travelport Worldwide, Ltd.	56,729	890,645
Unisys Corp. (a) (b)	26,228	222,938
Virtusa Corp. (a)	11,780	445,048

		17,554,910

Leisure Products—0.3%
Acushnet Holdings Corp. (b)	10,349	183,798
American Outdoor Brands Corp. (a)	25,637	390,964
Callaway Golf Co.	46,706	673,968
Johnson Outdoors, Inc. - Class A	2,524	184,959
Malibu Boats, Inc. - Class A (a)	8,768	277,419
MCBC Holdings, Inc. (a)	9,205	187,598
Nautilus, Inc. (a)	16,328	275,943
Sturm Ruger & Co., Inc.	8,538	441,415
Vista Outdoor, Inc. (a)	27,041	620,321

		3,236,385

Life Sciences Tools & Services—0.8%
Accelerate Diagnostics, Inc. (a) (b)	11,348	254,763
Cambrex Corp. (a)	15,180	834,900
Enzo Biochem, Inc. (a)	21,985	230,183
INC Research Holdings, Inc. - Class A (a)	25,522	1,334,800
Luminex Corp.	18,901	384,257
Medpace Holdings, Inc. (a)	3,791	120,933
NanoString Technologies, Inc. (a)	7,907	127,777
NeoGenomics, Inc. (a)	26,497	294,912
Pacific Biosciences of California, Inc. (a) (b)	50,503	265,141
PAREXEL International Corp. (a)	23,449	2,065,388
PRA Health Sciences, Inc. (a)	22,815	1,737,818

		7,650,872

Machinery—3.6%
Actuant Corp. - Class A (b)	28,401	727,066
Alamo Group, Inc.	4,629	497,016
Albany International Corp. - Class A	12,352	709,005
Altra Industrial Motion Corp.	13,607	654,497
American Railcar Industries, Inc. (b)	4,708	181,729
Astec Industries, Inc.	10,105	565,981
Barnes Group, Inc.	23,751	1,673,021
Briggs & Stratton Corp.	17,089	401,592
Chart Industries, Inc. (a)	15,307	600,494
CIRCOR International, Inc.	7,291	396,849

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Columbus McKinnon Corp.	10,074	$381,502
Douglas Dynamics, Inc.	9,877	389,154
Energy Recovery, Inc. (a) (b)	17,996	142,168
EnPro Industries, Inc.	9,829	791,529
ESCO Technologies, Inc.	12,540	751,773
Federal Signal Corp.	29,548	628,781
Franklin Electric Co., Inc.	21,104	946,514
Global Brass & Copper Holdings, Inc.	11,099	375,146
Gorman-Rupp Co. (The)	7,300	237,761
Greenbrier Cos., Inc. (The)	12,008	578,185
Harsco Corp. (a)	37,700	787,930
Hillenbrand, Inc.	29,683	1,153,185
Hurco Cos., Inc.	3,167	131,747
Hyster-Yale Materials Handling, Inc.	4,976	380,365
John Bean Technologies Corp.	14,810	1,497,291
Kadant, Inc.	4,675	460,721
Kennametal, Inc.	37,400	1,508,716
Lindsay Corp.	4,595	422,281
Lydall, Inc. (a)	8,342	477,997
Manitowoc Co., Inc. (The) (a)	63,397	570,573
Meritor, Inc. (a)	37,321	970,719
Milacron Holdings Corp. (a)	25,773	434,533
Miller Industries, Inc.	5,680	158,756
Mueller Industries, Inc.	26,115	912,719
Mueller Water Products, Inc. - Class A	73,654	942,771
Navistar International Corp. (a)	23,914	1,053,890
NN, Inc.	12,696	368,184
Park-Ohio Holdings Corp.	4,748	216,509
Proto Labs, Inc. (a)	12,094	971,148
RBC Bearings, Inc. (a)	10,876	1,361,131
REV Group, Inc. (b)	7,261	208,826
Rexnord Corp. (a)	48,964	1,244,175
Spartan Motors, Inc.	17,934	198,171
SPX Corp. (a)	20,781	609,715
SPX FLOW, Inc. (a)	19,554	754,002
Standex International Corp.	6,262	665,024
Sun Hydraulics Corp.	10,558	570,132
Tennant Co.	8,362	553,564
Titan International, Inc.	22,706	230,466
TriMas Corp. (a)	22,514	607,878
Wabash National Corp. (b)	27,273	622,370
Watts Water Technologies, Inc. - Class A	13,118	907,766
Woodward, Inc.	24,351	1,889,881

		35,472,899

Marine—0.1%
Costamare, Inc.	19,016	117,519
Matson, Inc.	20,127	567,179
Scorpio Bulkers, Inc. (a)	29,948	211,133

		895,831

Media—1.3%
AMC Entertainment Holdings, Inc. - Class A	25,675	377,422
Central European Media Enterprises, Ltd. - Class A (a)	41,674	168,780
Daily Journal Corp. (a) (b)	598	130,729

Media—(Continued)
Emerald Expositions Events, Inc.	5,639	131,050
Entercom Communications Corp. - Class A	14,538	166,460
Entravision Communications Corp. - Class A	29,645	168,977
Eros International plc (a)	13,360	191,048
EW Scripps Co. (The) - Class A (a)	29,695	567,471
Gannett Co., Inc.	57,579	518,211
Gray Television, Inc. (a)	30,714	482,210
IMAX Corp. (a)	28,090	636,238
Liberty Braves Group - Class A (a)	4,959	125,810
Liberty Braves Group - Class C (a)	16,010	404,573
Loral Space & Communications, Inc. (a)	6,669	330,116
MDC Partners, Inc. - Class A (a) (b)	25,380	279,180
Meredith Corp. (b)	18,346	1,018,203
MSG Networks, Inc. - Class A (a)	29,478	624,934
National CineMedia, Inc.	31,052	216,743
New Media Investment Group, Inc.	22,310	329,965
New York Times Co. (The) - Class A	58,218	1,141,073
Nexstar Media Group, Inc. - Class A	21,250	1,323,875
Reading International, Inc. - Class A (a)	8,504	133,683
Scholastic Corp.	13,390	498,108
Sinclair Broadcast Group, Inc. - Class A (b)	34,775	1,114,539
Time, Inc.	50,189	677,551
tronc, Inc. (a)	6,955	101,056
WideOpenWest, Inc. (a)	16,354	246,618
World Wrestling Entertainment, Inc. - Class A	18,113	426,561

		12,531,184

Metals & Mining—1.2%
AK Steel Holding Corp. (a) (b)	148,008	827,365
Allegheny Technologies, Inc. (a)	52,856	1,263,258
Carpenter Technology Corp.	20,845	1,001,185
Century Aluminum Co. (a)	24,781	410,869
Cleveland-Cliffs, Inc. (a) (b)	140,930	1,007,649
Coeur Mining, Inc. (a)	85,970	790,064
Commercial Metals Co.	53,553	1,019,114
Compass Minerals International, Inc.	15,969	1,036,388
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	31,634	0
Haynes International, Inc.	6,653	238,909
Hecla Mining Co.	185,576	931,592
Kaiser Aluminum Corp.	7,582	782,007
Klondex Mines, Ltd. (a)	97,456	354,740
Materion Corp.	9,498	409,839
Schnitzer Steel Industries, Inc. - Class A	13,529	380,841
SunCoke Energy, Inc. (a)	32,541	297,425
TimkenSteel Corp. (a) (b)	18,629	307,379
Warrior Met Coal, Inc.	7,558	178,142
Worthington Industries, Inc.	21,960	1,010,160

		12,246,926

Mortgage Real Estate Investment Trusts—0.9%
AG Mortgage Investment Trust, Inc.	14,345	275,998
Anworth Mortgage Asset Corp.	49,995	300,470
Apollo Commercial Real Estate Finance, Inc. (b)	49,428	895,141
Ares Commercial Real Estate Corp.	11,438	152,240
ARMOUR Residential REIT, Inc.	19,400	521,860

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
Capstead Mortgage Corp.	44,863	$432,928
CYS Investments, Inc.	74,681	645,244
Dynex Capital, Inc.	26,422	192,088
Great Ajax Corp.	8,283	116,707
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	23,478	572,159
Invesco Mortgage Capital, Inc.	55,256	946,535
KKR Real Estate Finance Trust, Inc.	7,588	159,651
Ladder Capital Corp.	33,691	464,262
Mortgage Investment Corp.	23,775	461,235
New York Mortgage Trust, Inc. (b)	51,471	316,547
Orchid Island Capital, Inc.	21,449	218,565
PennyMac Mortgage Investment Trust	32,716	568,931
Redwood Trust, Inc. (b)	33,524	546,106
Resource Capital Corp.	16,059	173,116
Sutherland Asset Management Corp. (b)	8,791	138,019
TPG RE Finance Trust, Inc. (a)	10,542	208,415
Western Asset Mortgage Capital Corp.	20,929	219,127

		8,525,344

Multi-Utilities—0.5%
Avista Corp.	30,657	1,587,113
Black Hills Corp.	24,293	1,673,059
NorthWestern Corp.	21,883	1,246,018
Unitil Corp.	7,429	367,438

		4,873,628

Multiline Retail—0.3%
Big Lots, Inc.	19,712	1,055,972
Dillard’s, Inc. - Class A (b)	7,269	407,573
Fred’s, Inc. - Class A	16,936	109,068
J.C. Penney Co., Inc. (a) (b)	146,549	558,351
Ollie’s Bargain Outlet Holdings, Inc. (a)	22,352	1,037,133

		3,168,097

Oil, Gas & Consumable Fuels—2.1%
Abraxas Petroleum Corp. (a)	72,356	136,029
Arch Coal, Inc. - Class A	9,805	703,411
Bill Barrett Corp. (a)	32,028	137,400
Bonanza Creek Energy, Inc. (a)	10,392	342,832
California Resources Corp. (a) (b)	23,372	244,471
Callon Petroleum Co. (a) (b)	96,278	1,082,165
Carrizo Oil & Gas, Inc. (a) (b)	37,509	642,529
Clean Energy Fuels Corp. (a)	75,126	186,312
Cloud Peak Energy, Inc. (a)	43,428	158,946
CVR Energy, Inc.	8,864	229,578
Delek U.S. Holdings, Inc.	36,076	964,312
Denbury Resources, Inc. (a)	168,412	225,672
DHT Holdings, Inc.	44,160	175,757
Energy XXI Gulf Coast, Inc. (a) (b)	16,656	172,223
Frontline, Ltd.	32,746	197,786
GasLog, Ltd.	20,748	362,053
Gener8 Maritime, Inc. (a)	20,545	92,658
Golar LNG, Ltd.	44,104	997,191
Green Plains, Inc.	17,956	361,813

Oil, Gas & Consumable Fuels—(Continued)
Halcon Resources Corp. (a)	63,756	433,541
International Seaways, Inc. (a)	14,283	281,375
Jagged Peak Energy, Inc. (a)	28,571	390,280
Matador Resources Co. (a)	42,436	1,152,137
Nordic American Tankers, Ltd. (b)	48,340	258,136
Oasis Petroleum, Inc. (a)	110,800	1,010,496
Pacific Ethanol, Inc. (a)	24,055	133,505
Panhandle Oil and Gas, Inc. - Class A (b)	7,855	186,949
Par Pacific holdings, Inc. (a)	16,282	338,666
PDC Energy, Inc. (a)	31,270	1,533,168
Peabody Energy Corp. (a)	27,970	811,410
Penn Virginia Corp. (a) (b)	8,198	327,756
Renewable Energy Group, Inc. (a) (b)	22,727	276,133
Resolute Energy Corp. (a)	11,063	328,460
REX American Resources Corp. (a)	2,989	280,458
Ring Energy, Inc. (a)	28,500	412,965
Sanchez Energy Corp. (a)	33,313	160,569
SandRidge Energy, Inc. (a)	19,990	401,599
Scorpio Tankers, Inc.	101,063	346,646
SemGroup Corp. - Class A (b)	32,021	920,604
Ship Finance International, Ltd. (b)	28,428	412,206
SRC Energy, Inc. (a)	91,847	888,161
Stone Energy Corp. (a) (b)	10,507	305,333
Teekay Corp.	22,735	203,024
Tellurian, Inc. (a)	31,583	337,306
Ultra Petroleum Corp. (a)	96,029	832,571
W&T Offshore, Inc. (a)	54,491	166,198
WildHorse Resource Development Corp. (a)	12,410	165,301

		20,708,091

Paper & Forest Products—0.6%
Boise Cascade Co. (a)	18,411	642,544
Clearwater Paper Corp. (a)	7,836	385,923
Deltic Timber Corp. (b)	5,314	469,917
KapStone Paper and Packaging Corp.	39,372	846,104
Louisiana-Pacific Corp. (a)	67,805	1,836,160
Neenah Paper, Inc.	7,745	662,585
PH Glatfelter Co.	21,278	413,857
Schweitzer-Mauduit International, Inc.	14,898	617,671

		5,874,761

Personal Products—0.1%
elf Beauty, Inc. (a) (b)	10,070	227,079
Inter Parfums, Inc.	8,191	337,879
Medifast, Inc.	5,660	336,034
USANA Health Sciences, Inc. (a)	5,606	323,466

		1,224,458

Pharmaceuticals—2.0%
Aclaris Therapeutics, Inc. (a)	9,913	255,854
Aerie Pharmaceuticals, Inc. (a)	15,326	744,844
Akcea Therapeutics, Inc. (a)	11,462	317,154
Amphastar Pharmaceuticals, Inc. (a) (b)	18,205	325,323
ANI Pharmaceuticals, Inc. (a)	3,945	207,073
Aratana Therapeutics, Inc. (a)	20,999	128,724

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Assembly Biosciences, Inc. (a)	7,194	$251,214
Catalent, Inc. (a)	58,624	2,340,270
Collegium Pharmaceutical, Inc. (a)	11,786	123,635
Corcept Therapeutics, Inc. (a)	43,446	838,508
Corium International, Inc. (a)	12,831	142,167
Depomed, Inc. (a)	31,379	181,684
Dermira, Inc. (a)	18,139	489,753
Durect Corp. (a)	72,873	128,985
Heska Corp. (a)	3,277	288,671
Horizon Pharma plc (a)	78,756	998,626
Impax Laboratories, Inc. (a)	35,866	728,080
Innoviva, Inc. (a)	33,334	470,676
Intersect ENT, Inc. (a)	11,434	356,169
Intra-Cellular Therapies, Inc. (a)	16,993	268,150
Kala Pharmaceuticals, Inc. (a)	7,845	179,180
Lannett Co., Inc. (a) (b)	12,710	234,499
Medicines Co. (The) (a) (b)	32,038	1,186,687
MyoKardia, Inc. (a)	9,122	390,878
Nektar Therapeutics (a)	69,236	1,661,664
Omeros Corp. (a)	18,771	405,829
Pacira Pharmaceuticals, Inc. (a)	18,507	694,938
Paratek Pharmaceuticals, Inc. (a)	10,327	259,208
Phibro Animal Health Corp. - Class A	9,993	370,241
Prestige Brands Holdings, Inc. (a)	25,686	1,286,612
Reata Pharmaceuticals, Inc. - Class A (a)	4,477	139,235
Revance Therapeutics, Inc. (a) (b)	10,975	302,361
Sciclone Pharmaceuticals, Inc. (a)	27,839	311,797
Sucampo Pharmaceuticals, Inc. - Class A (a)	12,005	141,659
Supernus Pharmaceuticals, Inc. (a)	21,472	858,880
Teligent, Inc. (a)	21,989	147,546
Tetraphase Pharmaceuticals, Inc. (a)	19,335	132,251
TherapeuticsMD, Inc. (a) (b)	70,014	370,374
Theravance Biopharma, Inc. (a) (b)	19,690	674,186
WAVE Life Sciences, Ltd. (a)	6,233	135,568
Zogenix, Inc. (a)	13,652	478,503

		19,947,656

Professional Services—1.2%
Advisory Board Co. (The) (a)	18,201	976,029
Barrett Business Services, Inc.	3,858	218,093
CBIZ, Inc. (a)	24,387	396,289
CRA International, Inc.	4,868	199,831
Exponent, Inc.	12,398	916,212
FTI Consulting, Inc. (a)	19,255	683,167
GP Strategies Corp. (a)	5,793	178,714
Heidrick & Struggles International, Inc.	9,634	203,759
Huron Consulting Group, Inc. (a)	10,356	355,211
ICF International, Inc. (a)	8,868	478,428
Insperity, Inc.	8,656	761,728
Kelly Services, Inc. - Class A	14,944	374,945
Kforce, Inc.	12,692	256,378
Korn/Ferry International	24,076	949,317
Mistras Group, Inc. (a) (b)	8,222	168,551
Navigant Consulting, Inc. (a)	21,686	366,927
On Assignment, Inc. (a)	24,181	1,298,036
Resources Connection, Inc.	12,083	167,954

Professional Services—(Continued)
RPX Corp. (a)	19,231	255,388
TriNet Group, Inc. (a)	19,326	649,740
TrueBlue, Inc. (a)	19,573	439,414
WageWorks, Inc. (a) (b)	18,480	1,121,736

		11,415,847

Real Estate Management & Development—0.4%
Altisource Portfolio Solutions S.A. (a)	6,754	174,726
Consolidated-Tomoka Land Co.	2,461	147,832
Forestar Group, Inc. (a)	17,933	313,110
FRP Holdings, Inc. (a)	3,389	153,352
HFF, Inc. - Class A	17,641	697,878
Kennedy-Wilson Holdings, Inc. (b)	38,983	723,135
Marcus & Millichap, Inc. (a)	6,463	174,437
RE/MAX Holdings, Inc. - Class A (b)	8,877	564,133
Redfin Corp. (a)	8,990	225,559
RMR Group, Inc. (The) - Class A	3,481	178,749
St. Joe Co. (The) (a)	25,487	480,430
Tejon Ranch Co. (a)	7,566	159,643

		3,992,984

Road & Rail—0.8%
ArcBest Corp.	12,815	428,662
Avis Budget Group, Inc. (a)	35,250	1,341,615
Covenant Transportation Group, Inc. - Class A (a)	5,776	167,388
Daseke, Inc. (a)	7,567	98,749
Heartland Express, Inc.	22,410	562,043
Hertz Global Holdings, Inc. (a) (b)	26,814	599,561
Knight-Swift Transportation Holdings, Inc. (a) (b)	57,884	2,405,080
Marten Transport, Ltd.	19,376	398,177
Roadrunner Transportation Systems, Inc. (a)	15,818	150,746
Saia, Inc. (a)	11,835	741,463
Schneider National, Inc. - Class B	13,611	344,358
Werner Enterprises, Inc. (b)	22,043	805,672
YRC Worldwide, Inc. (a)	14,785	204,033

		8,247,547

Semiconductors & Semiconductor Equipment—3.1%
Advanced Energy Industries, Inc. (a)	18,734	1,512,958
Alpha & Omega Semiconductor, Ltd. (a)	10,203	168,248
Ambarella, Inc. (a)	15,830	775,828
Amkor Technology, Inc. (a)	46,149	486,872
Axcelis Technologies, Inc. (a)	13,934	381,095
AXT, Inc. (a)	19,096	174,728
Brooks Automation, Inc.	32,611	990,070
Cabot Microelectronics Corp.	11,541	922,472
Ceva, Inc. (a)	10,183	435,832
Cirrus Logic, Inc. (a)	30,042	1,601,839
Cohu, Inc.	11,848	282,456
Cree, Inc. (a)	45,706	1,288,452
Diodes, Inc. (a)	18,315	548,168
DSP Group, Inc. (a)	11,248	146,224
Entegris, Inc. (a)	65,120	1,878,712
FormFactor, Inc. (a) (c)	31,704	534,204

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Ichor Holdings, Ltd. (a)	8,788	$235,518
Impinj, Inc. (a)	8,561	356,223
Inphi Corp. (a) (b)	19,424	770,939
Integrated Device Technology, Inc. (a)	60,966	1,620,476
IXYS Corp. (a)	13,771	326,373
Kopin Corp. (a) (b)	32,479	135,437
Lattice Semiconductor Corp. (a)	55,774	290,583
MACOM Technology Solutions Holdings, Inc. (a) (b)	18,984	846,876
MaxLinear, Inc. (a)	26,699	634,101
MKS Instruments, Inc.	24,633	2,326,587
Monolithic Power Systems, Inc.	18,602	1,982,043
Nanometrics, Inc. (a)	12,771	367,805
NVE Corp.	2,605	205,717
PDF Solutions, Inc. (a) (b)	13,631	211,144
Photronics, Inc. (a)	30,362	268,704
Power Integrations, Inc.	13,471	986,077
Rambus, Inc. (a)	49,965	667,033
Rudolph Technologies, Inc. (a)	13,085	344,136
Semtech Corp. (a)	29,669	1,114,071
Sigma Designs, Inc. (a)	18,886	118,982
Silicon Laboratories, Inc. (a)	19,814	1,583,139
SMART Global Holdings, Inc. (a) (b)	14,090	377,330
SunPower Corp. (a)	31,453	229,292
Synaptics, Inc. (a)	17,366	680,400
Ultra Clean Holdings, Inc. (a)	16,793	514,202
Veeco Instruments, Inc. (a)	22,250	476,150
Xcerra Corp. (a)	26,473	260,759
Xperi Corp.	24,436	618,231

		30,676,486

Software—3.4%
8x8, Inc. (a)	41,065	554,378
A10 Networks, Inc. (a)	21,727	164,256
ACI Worldwide, Inc. (a)	53,497	1,218,662
American Software, Inc. - Class A	12,761	144,965
Aspen Technology, Inc. (a) (c)	34,964	2,196,089
Barracuda Networks, Inc. (a)	11,138	269,874
Blackbaud, Inc. (b)	22,367	1,963,823
Blackline, Inc. (a) (b)	7,562	258,015
Bottomline Technologies de, Inc. (a)	19,170	610,181
BroadSoft, Inc. (a)	14,701	739,460
Callidus Software, Inc. (a)	28,634	705,828
CommVault Systems, Inc. (a)	18,850	1,146,080
Digimarc Corp. (a)	3,943	144,314
Ebix, Inc.	12,122	790,960
Ellie Mae, Inc. (a)	15,728	1,291,741
Everbridge, Inc. (a)	8,344	220,448
Fair Isaac Corp.	14,308	2,010,274
Gigamon, Inc. (a) (b)	17,168	723,631
Glu Mobile, Inc. (a)	52,822	198,611
HubSpot, Inc. (a)	15,759	1,324,544
Imperva, Inc. (a)	15,746	683,376
MicroStrategy, Inc. - Class A (a)	4,589	586,061
Mitek Systems, Inc. (a)	15,125	143,688
MobileIron, Inc. (a)	27,306	101,032

Software—(Continued)
Model N, Inc. (a)	11,583	173,166
Monotype Imaging Holdings, Inc.	18,592	357,896
Paycom Software, Inc. (a) (b)	22,985	1,722,956
Paylocity Holding Corp. (a)	12,312	601,072
Pegasystems, Inc.	16,572	955,376
Progress Software Corp.	21,029	802,677
Proofpoint, Inc. (a) (b)	19,783	1,725,473
PROS Holdings, Inc. (a)	10,832	261,376
QAD, Inc. - Class A	4,798	164,811
Qualys, Inc. (a)	14,838	768,608
Rapid7, Inc. (a)	10,207	179,643
RealPage, Inc. (a)	27,494	1,097,011
RingCentral, Inc. - Class A (a)	28,664	1,196,722
Silver Spring Networks, Inc. (a)	17,691	286,063
Synchronoss Technologies, Inc. (a)	19,823	184,949
TiVo Corp.	54,357	1,078,986
Varonis Systems, Inc. (a)	9,188	384,977
VASCO Data Security International, Inc. (a)	15,031	181,124
Verint Systems, Inc. (a)	28,969	1,212,353
Workiva, Inc. (a)	11,206	233,645
Zendesk, Inc. (a)	45,410	1,321,885
Zix Corp. (a)	28,558	139,649

		33,220,709

Specialty Retail—2.0%
Aaron’s, Inc.	29,664	1,294,240
Abercrombie & Fitch Co. - Class A	32,535	469,805
America’s Car-Mart, Inc. (a)	3,580	147,228
American Eagle Outfitters, Inc.	73,095	1,045,259
Asbury Automotive Group, Inc. (a) (b)	9,029	551,672
Ascena Retail Group, Inc. (a) (b)	79,891	195,733
Barnes & Noble Education, Inc. (a)	20,589	134,034
Barnes & Noble, Inc.	31,637	240,441
Buckle, Inc. (The) (b)	14,188	239,068
Caleres, Inc.	20,189	616,168
Camping World Holdings, Inc. - Class A	11,152	454,332
Carvana Co. (a)	4,580	67,234
Cato Corp. (The) - Class A	13,930	184,294
Chico’s FAS, Inc.	60,613	542,486
Children’s Place, Inc. (The)	7,950	939,293
Citi Trends, Inc.	8,551	169,908
Conn’s, Inc. (a) (b)	10,289	289,635
DSW, Inc. - Class A	28,112	603,846
Express, Inc. (a)	37,753	255,210
Finish Line, Inc. (The) - Class A	20,123	242,080
Five Below, Inc. (a) (b)	25,874	1,419,965
Francesca’s Holdings Corp. (a)	18,782	138,236
Genesco, Inc. (a)	8,683	230,968
GNC Holdings, Inc. - Class A	33,443	295,636
Group 1 Automotive, Inc.	9,411	681,921
Guess?, Inc.	30,485	519,160
Haverty Furniture Cos., Inc.	10,391	271,725
Hibbett Sports, Inc. (a)	10,209	145,478
Lithia Motors, Inc. - Class A	10,519	1,265,541
Lumber Liquidators Holdings, Inc. (a)	13,856	540,107
MarineMax, Inc. (a) (b)	12,696	210,119

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Monro, Inc. (b)	15,070	$844,674
Office Depot, Inc. (b)	245,668	1,115,333
Party City Holdco, Inc. (a) (b)	13,656	185,039
Pier 1 Imports, Inc.	35,527	148,858
Rent-A-Center, Inc.	21,277	244,260
RH (a) (b)	9,420	662,414
Select Comfort Corp. (a)	19,982	620,441
Shoe Carnival, Inc.	8,227	184,120
Sonic Automotive, Inc. - Class A	14,688	299,635
Tailored Brands, Inc.	22,434	323,947
Tile Shop Holdings, Inc.	19,198	243,815
Winmark Corp.	1,140	150,195
Zumiez, Inc. (a)	10,452	189,181

		19,612,734

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp. (a) (b)	52,340	700,833
Cray, Inc. (a)	19,290	375,190
Diebold Nixdorf, Inc.	35,435	809,690
Electronics for Imaging, Inc. (a)	22,186	946,898
Immersion Corp. (a) (b)	15,004	122,583
Pure Storage, Inc. - Class A (a)	44,025	703,960
Stratasys, Ltd. (a)	23,667	547,181
Super Micro Computer, Inc. (a)	17,788	393,115
USA Technologies, Inc. (a)	23,924	149,525

		4,748,975

Textiles, Apparel & Luxury Goods—0.7%
Columbia Sportswear Co.	13,362	822,832
Crocs, Inc. (a) (c)	36,244	351,567
Culp, Inc.	4,697	153,827
Deckers Outdoor Corp. (a)	14,873	1,017,462
Fossil Group, Inc. (a)	20,656	192,720
G-III Apparel Group, Ltd. (a)	21,024	610,116
Iconix Brand Group, Inc. (a)	23,416	133,237
Movado Group, Inc. (b)	7,984	223,552
Oxford Industries, Inc.	7,657	486,526
Perry Ellis International, Inc. (a)	7,318	173,144
Steven Madden, Ltd. (a)	27,483	1,190,014
Unifi, Inc. (a)	7,892	281,192
Wolverine World Wide, Inc. (b)	41,902	1,208,873

		6,845,062

Thrifts & Mortgage Finance—2.2%
Astoria Financial Corp.	45,250	972,875
Bank Mutual Corp.	22,673	230,131
BankFinancial Corp.	7,874	125,118
Beneficial Bancorp, Inc.	32,692	542,687
BofI Holding, Inc. (a)	28,164	801,829
BSB Bancorp, Inc. (a)	4,295	128,635
Capitol Federal Financial, Inc.	59,838	879,619
Clifton Bancorp, Inc.	10,898	182,215
Dime Community Bancshares, Inc.	15,501	333,272
Essent Group, Ltd. (a)	37,732	1,528,146
Federal Agricultural Mortgage Corp. - Class C	4,263	310,091

Thrifts & Mortgage Finance—(Continued)
First Defiance Financial Corp.	5,038	264,445
Flagstar Bancorp, Inc. (a)	9,133	324,039
Hingham Institution for Savings	716	136,233
Home Bancorp, Inc.	3,086	129,057
HomeStreet, Inc. (a)	12,382	334,314
Kearny Financial Corp. (b)	43,899	673,850
LendingTree, Inc. (a)	2,990	730,905
Meridian Bancorp, Inc.	23,292	434,396
Meta Financial Group, Inc.	4,218	330,691
MGIC Investment Corp. (a)	172,680	2,163,680
Nationstar Mortgage Holdings, Inc. (a)	13,208	245,273
NMI Holdings, Inc. - Class A (a)	27,711	343,616
Northfield Bancorp, Inc.	19,366	336,000
Northwest Bancshares, Inc.	41,735	720,763
OceanFirst Financial Corp.	15,122	415,704
Ocwen Financial Corp. (a)	51,713	177,893
Oritani Financial Corp. (b)	16,857	283,198
PCSB Financial Corp. (a)	11,786	222,284
PennyMac Financial Services, Inc. - Class A (a)	7,300	129,940
PHH Corp. (a)	24,884	346,634
Provident Financial Services, Inc.	29,105	776,230
Radian Group, Inc.	99,468	1,859,057
Southern Missouri Bancorp, Inc.	3,592	131,072
Territorial Bancorp, Inc.	4,282	135,183
TrustCo Bank Corp.	45,137	401,719
United Community Financial Corp.	24,319	233,462
United Financial Bancorp, Inc.	21,901	400,569
Walker & Dunlop, Inc. (a)	12,545	656,480
Washington Federal, Inc.	40,582	1,365,584
Waterstone Financial, Inc.	10,900	212,550
Western New England Bancorp, Inc.	13,397	146,027
WSFS Financial Corp.	14,223	693,371

		21,788,837

Tobacco—0.2%
Universal Corp.	11,709	670,926
Vector Group, Ltd.	47,163	965,423

		1,636,349

Trading Companies & Distributors—1.2%
Aircastle, Ltd.	23,576	525,509
Applied Industrial Technologies, Inc.	17,961	1,181,834
Beacon Roofing Supply, Inc. (a)	31,057	1,591,671
BMC Stock Holdings, Inc. (a)	31,129	664,604
CAI International, Inc. (a)	8,107	245,804
DXP Enterprises, Inc. (a)	6,978	219,737
GATX Corp.	17,764	1,093,552
GMS, Inc. (a)	13,183	466,678
H&E Equipment Services, Inc.	15,412	450,030
Herc Holdings, Inc. (a)	11,582	569,024
Kaman Corp.	13,043	727,539
MRC Global, Inc. (a)	44,689	781,611
NOW, Inc. (a)	51,271	708,053
Rush Enterprises, Inc. - Class A (a)	12,945	599,224
SiteOne Landscape Supply, Inc. (a)	15,960	927,276
Textainer Group Holdings, Ltd. (a)	11,532	197,774

BHFTII-215

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Titan Machinery, Inc. (a)	9,306	$144,522
Triton International, Ltd. (a)	20,087	668,495
Veritiv Corp. (a)	5,727	186,127

		11,949,064

Water Utilities—0.3%
American States Water Co.	16,817	828,237
Artesian Resources Corp. - Class A	3,766	142,355
Cadiz, Inc. (a)	10,537	133,820
California Water Service Group	22,665	864,670
Connecticut Water Service, Inc. (b)	4,871	288,850
Middlesex Water Co.	7,497	294,407
SJW Group	7,394	418,500
York Water Co. (The)	6,695	226,961

		3,197,800

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a)	17,390	371,625
Shenandoah Telecommunications Co.	22,906	852,103
Spok Holdings, Inc.	11,723	179,948

		1,403,676

Total Common Stocks (Cost $634,125,849)		940,649,532

Mutual Fund—1.3%

Investment Company Security—1.3%
iShares Russell 2000 Index Fund (Cost $12,201,478)	88,300	13,084,294

Rights—0.0%

Biotechnology—0.0%
Dyax Corp., Expires 12/31/19 (a) (d) (e) (f)	69,204	218,269
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e) (f)	4,660	37,094

		255,363

Machinery— 0.0%
Gerber Scientific, Inc. (a) (b) (d) (f)	14,024	0

Total Rights (Cost $77,096)		255,363

Short-Term Investments— 2.9%

Discount Notes— 2.4%
Federal Home Loan Bank 0.861%, 10/06/17 (g)	1,550,000	1,549,829
0.948%, 10/11/17 (g)	9,950,000	9,947,532
0.993%, 11/01/17 (g)	300,000	299,750
0.994%, 10/25/17 (g)	1,300,000	1,299,177

Discount Notes—(Continued)
Federal Home Loan Bank 1.034%, 11/13/17 (g)	1,500,000	1,498,250
1.039%, 12/01/17 (g)	1,250,000	1,247,834
1.055%, 12/27/17 (g)	725,000	723,199
1.089%, 01/17/18 (g)	2,900,000	2,890,691
1.089%, 01/19/18 (g)	450,000	448,529
1.094%, 01/24/18 (g)	3,700,000	3,687,346

		23,592,137

U.S. Treasury— 0.5%
U.S. Treasury Bills 0.882%, 10/19/17 (g)	3,450,000	3,448,503
1.009%, 12/21/17 (g)	1,800,000	1,796,030

		5,244,533

Total Short-Term Investments (Cost $28,835,527)		28,836,670

Securities Lending Reinvestments (h)—7.1%

Certificates of Deposit—2.6%
Bank of China, Ltd. 1.540%, 10/23/17	1,500,000	1,500,000
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (i)	1,500,000	1,500,314
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (i)	2,000,000	2,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (i)	2,500,000	2,500,247
Credit Suisse AG New York 1.494%, 1M LIBOR + 0.260%, 10/16/17 (i)	1,500,000	1,500,072
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (i)	1,500,000	1,500,000
Mizuho Bank, Ltd., New York 1.494%, 1M LIBOR + 0.260%, 10/18/17 (i)	1,500,000	1,500,051
Norinchukin Bank New York 1.486%, 1M LIBOR + 0.250%, 10/13/17 (i)	1,500,000	1,500,056
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (i)	3,000,000	3,000,246
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (i)	1,500,000	1,499,955
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (i)	2,000,000	2,000,200

BHFTII-216

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (i)	3,500,000	$3,501,127
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (i)	2,100,000	2,100,506

		25,602,774

Commercial Paper—0.9%
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (i)	2,500,000	2,500,428
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (i)	500,000	500,027
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (i)	1,000,000	1,000,061
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (i)	1,000,000	1,000,232
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (i)	3,400,000	3,400,629

		8,401,377

Repurchase Agreements—2.4%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,226,004 on 10/02/17, collateralized by $3,701,727 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $2,270,325.	2,225,809	2,225,809
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $5,500,481 on 10/02/17, collateralized by $5,599,042 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $5,610,001.	5,500,000	5,500,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $50,812 on 01/02/18, collateralized by various Common Stock with a value of $55,000.	50,000	50,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $700,070 on 10/02/17, collateralized by $704,137 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $714,003.	700,000	700,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $3,900,406 on 10/02/17, collateralized by $3,972,460 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $3,978,002.	3,900,000	3,900,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $600,063 on 10/02/17, collateralized by $602,974 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $612,002.	600,000	600,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $2,600,221 on 10/02/17, collateralized by $2,494,161 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $2,654,022.	2,600,000	2,600,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $500,043 on 10/02/17, collateralized by $479,646 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $510,389.	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $2,014,630 on 01/02/18, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $3,571,986 on 01/02/18, collateralized by various Common Stock with a value of $3,850,000.	3,500,000	3,500,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $2,000,197 on 10/02/17, collateralized by $4,971,624 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $2,040,201.	2,000,000	2,000,000

		23,575,809

Time Deposits—1.2%
ABN AMRO Bank NV 1.060%, 10/02/17	2,000,000	2,000,000
Credit Agricole S.A. 1.080%, 10/02/17	300,000	300,000
Credit Industriel et Commercial 1.100%, 10/02/17	2,000,000	2,000,000

BHFTII-217

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
DZ Bank AG 1.060%, 10/02/17	2,000,000	$2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	300,000	300,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	400,000	400,000
Nordea Bank New York 1.050%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	400,000	400,000
Svenska 1.050%, 10/02/17	2,000,000	2,000,000

		11,400,000

Total Securities Lending Reinvestments (Cost $68,975,809)		68,979,960

Total Investments—107.1% (Cost $744,215,759)		1,051,805,819
Other assets and liabilities (net)—(7.1)%		(69,305,340)

Net Assets—100.0%		$982,500,479

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $67,390,517 and the collateral received consisted of cash in the amount of $68,931,434. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $3,667,101.
(d)	Illiquid security. As of September 30, 2017, these securities represent 0.0% of net assets.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent less than 0.05% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
Russell 2000 Index Mini Futures	12/15/17	394	USD	$29,412,100	$1,439,574

(USD)—	United States Dollar

BHFTII-218

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,165,515	$—	$—	$14,165,515
Air Freight & Logistics	3,113,824	—	—	3,113,824
Airlines	2,810,351	—	—	2,810,351
Auto Components	11,612,704	—	—	11,612,704
Automobiles	669,773	—	—	669,773
Banks	96,940,914	—	—	96,940,914
Beverages	2,376,498	—	—	2,376,498
Biotechnology	57,924,788	—	—	57,924,788
Building Products	12,287,908	—	—	12,287,908
Capital Markets	12,388,095	—	—	12,388,095
Chemicals	20,408,144	—	—	20,408,144
Commercial Services & Supplies	23,831,716	—	—	23,831,716
Communications Equipment	15,947,276	—	—	15,947,276
Construction & Engineering	10,956,915	—	—	10,956,915
Construction Materials	2,171,311	—	—	2,171,311
Consumer Finance	5,808,001	—	—	5,808,001
Containers & Packaging	1,078,765	—	—	1,078,765
Distributors	697,567	—	—	697,567
Diversified Consumer Services	8,143,386	—	—	8,143,386
Diversified Financial Services	908,051	—	—	908,051
Diversified Telecommunication Services	6,382,380	—	—	6,382,380
Electric Utilities	10,250,577	—	—	10,250,577
Electrical Equipment	5,829,573	—	—	5,829,573
Electronic Equipment, Instruments & Components	28,206,919	—	—	28,206,919
Energy Equipment & Services	13,794,905	—	—	13,794,905
Equity Real Estate Investment Trusts	64,867,091	—	—	64,867,091
Food & Staples Retailing	4,835,913	—	—	4,835,913
Food Products	12,386,573	—	—	12,386,573
Gas Utilities	11,456,651	—	—	11,456,651
Health Care Equipment & Supplies	34,626,962	—	—	34,626,962
Health Care Providers & Services	19,767,735	—	—	19,767,735
Health Care Technology	8,039,395	—	—	8,039,395
Hotels, Restaurants & Leisure	27,911,627	—	—	27,911,627
Household Durables	13,465,574	—	—	13,465,574
Household Products	2,448,839	—	—	2,448,839
Independent Power and Renewable Electricity Producers	4,169,504	—	—	4,169,504

BHFTII-219

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$563,306	$—	$—	$563,306
Insurance	22,670,795	—	—	22,670,795
Internet & Direct Marketing Retail	4,991,621	—	—	4,991,621
Internet Software & Services	27,094,978	—	—	27,094,978
IT Services	17,554,910	—	—	17,554,910
Leisure Products	3,236,385	—	—	3,236,385
Life Sciences Tools & Services	7,650,872	—	—	7,650,872
Machinery	35,472,899	—	—	35,472,899
Marine	895,831	—	—	895,831
Media	12,531,184	—	—	12,531,184
Metals & Mining	12,246,926	0	—	12,246,926
Mortgage Real Estate Investment Trusts	8,525,344	—	—	8,525,344
Multi-Utilities	4,873,628	—	—	4,873,628
Multiline Retail	3,168,097	—	—	3,168,097
Oil, Gas & Consumable Fuels	20,708,091	—	—	20,708,091
Paper & Forest Products	5,874,761	—	—	5,874,761
Personal Products	1,224,458	—	—	1,224,458
Pharmaceuticals	19,947,656	—	—	19,947,656
Professional Services	11,415,847	—	—	11,415,847
Real Estate Management & Development	3,679,874	313,110	—	3,992,984
Road & Rail	8,247,547	—	—	8,247,547
Semiconductors & Semiconductor Equipment	30,676,486	—	—	30,676,486
Software	33,220,709	—	—	33,220,709
Specialty Retail	19,612,734	—	—	19,612,734
Technology Hardware, Storage & Peripherals	4,748,975	—	—	4,748,975
Textiles, Apparel & Luxury Goods	6,845,062	—	—	6,845,062
Thrifts & Mortgage Finance	21,788,837	—	—	21,788,837
Tobacco	1,636,349	—	—	1,636,349
Trading Companies & Distributors	11,949,064	—	—	11,949,064
Water Utilities	3,197,800	—	—	3,197,800
Wireless Telecommunication Services	1,403,676	—	—	1,403,676
Total Common Stocks	940,336,422	313,110	—	940,649,532
Total Mutual Fund*	13,084,294	—	—	13,084,294
Total Rights*	—	—	255,363	255,363
Total Short-Term Investments*	—	28,836,670	—	28,836,670
Total Securities Lending Reinvestments*	—	68,979,960	—	68,979,960
Total Investments	$953,420,716	$98,129,740	$255,363	$1,051,805,819

Collateral for Securities Loaned (Liability)	$—	$(68,931,434)	$—	$(68,931,434)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,439,574	$—	$—	$1,439,574

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of

Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 1 to Level 2 in the amount of $238,509 were due to a trading halt on the security as a result of a pending acquisition which led the security to be valued using significant observable inputs other than a quoted price in an active market.

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Arconic, Inc.	121,944	$3,033,967
Boeing Co. (The)	174,577	44,379,219
General Dynamics Corp.	87,505	17,989,278
L3 Technologies, Inc.	24,576	4,630,856
Lockheed Martin Corp.	78,724	24,427,270
Northrop Grumman Corp.	54,719	15,743,751
Raytheon Co.	91,197	17,015,536
Rockwell Collins, Inc.	51,050	6,672,745
Textron, Inc.	83,173	4,481,361
TransDigm Group, Inc.	15,169	3,877,955
United Technologies Corp.	233,408	27,094,001

		169,345,939

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	44,090	3,355,249
Expeditors International of Washington, Inc. (a)	56,788	3,399,330
FedEx Corp.	77,545	17,492,601
United Parcel Service, Inc. - Class B	216,413	25,989,037

		50,236,217

Airlines—0.5%
Alaska Air Group, Inc.	38,812	2,960,191
American Airlines Group, Inc.	136,187	6,467,521
Delta Air Lines, Inc.	209,292	10,092,060
Southwest Airlines Co.	173,024	9,685,884
United Continental Holdings, Inc. (b)	81,250	4,946,500

		34,152,156

Auto Components—0.2%
BorgWarner, Inc.	62,337	3,193,525
Delphi Automotive plc	83,843	8,250,151
Goodyear Tire & Rubber Co. (The)	79,104	2,630,208

		14,073,884

Automobiles—0.5%
Ford Motor Co.	1,228,887	14,709,778
General Motors Co.	412,072	16,639,467
Harley-Davidson, Inc. (a)	53,601	2,584,104

		33,933,349

Banks—6.4%
Bank of America Corp.	3,082,967	78,122,384
BB&T Corp.	253,904	11,918,254
Citigroup, Inc.	856,062	62,269,950
Citizens Financial Group, Inc. (a)	157,312	5,957,405
Comerica, Inc. (a)	55,271	4,214,967
Fifth Third Bancorp	231,481	6,476,838
Huntington Bancshares, Inc.	342,485	4,781,091
JPMorgan Chase & Co.	1,105,667	105,602,255
KeyCorp	341,709	6,430,963
M&T Bank Corp. (a)	47,738	7,687,728
People’s United Financial, Inc. (a)	108,194	1,962,639
PNC Financial Services Group, Inc. (The)	150,568	20,292,049
Regions Financial Corp. (a)	375,497	5,718,819
SunTrust Banks, Inc.	150,797	9,013,137

Banks—(Continued)
U.S. Bancorp	499,309	26,757,969
Wells Fargo & Co.	1,403,715	77,414,882
Zions Bancorp (a)	63,522	2,996,968

		437,618,298

Beverages—2.0%
Brown-Forman Corp. - Class B	61,527	3,340,916
Coca-Cola Co. (The)	1,206,152	54,288,901
Constellation Brands, Inc. - Class A	54,013	10,772,893
Dr Pepper Snapple Group, Inc.	57,098	5,051,460
Molson Coors Brewing Co. - Class B	58,031	4,737,651
Monster Beverage Corp. (a) (b)	130,319	7,200,125
PepsiCo, Inc.	448,839	50,014,130

		135,406,076

Biotechnology—3.1%
AbbVie, Inc.	500,868	44,507,130
Alexion Pharmaceuticals, Inc. (b)	70,125	9,837,836
Amgen, Inc.	229,266	42,746,646
Biogen, Inc. (b)	66,433	20,801,501
Celgene Corp. (b)	245,817	35,845,035
Gilead Sciences, Inc.	410,325	33,244,532
Incyte Corp. (a) (b)	53,645	6,262,517
Regeneron Pharmaceuticals, Inc. (b)	24,139	10,793,030
Vertex Pharmaceuticals, Inc. (b)	79,217	12,044,153

		216,082,380

Building Products—0.4%
A.O. Smith Corp.	46,006	2,734,136
Allegion plc (a)	29,844	2,580,611
Fortune Brands Home & Security, Inc.	48,390	3,253,260
Johnson Controls International plc	292,961	11,803,399
Masco Corp.	100,103	3,905,018

		24,276,424

Capital Markets—3.0%
Affiliated Managers Group, Inc.	17,583	3,337,781
Ameriprise Financial, Inc.	47,113	6,996,752
Bank of New York Mellon Corp. (The)	324,620	17,211,352
BlackRock, Inc.	38,947	17,412,814
CBOE Holdings, Inc.	35,435	3,813,869
Charles Schwab Corp. (The)	374,471	16,379,362
CME Group, Inc.	106,800	14,490,624
E*Trade Financial Corp. (b)	86,422	3,768,863
Franklin Resources, Inc.	103,386	4,601,711
Goldman Sachs Group, Inc. (The)	113,048	26,813,855
Intercontinental Exchange, Inc.	184,906	12,703,042
Invesco, Ltd.	127,835	4,479,338
Moody’s Corp.	52,211	7,268,293
Morgan Stanley	444,334	21,403,569
Nasdaq, Inc.	36,685	2,845,656
Northern Trust Corp.	67,483	6,203,712
Raymond James Financial, Inc.	40,321	3,400,270
S&P Global, Inc.	80,750	12,622,033
State Street Corp.	117,497	11,225,663

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
T. Rowe Price Group, Inc. (a)	75,521	$6,845,979

		203,824,538

Chemicals—2.2%
Air Products & Chemicals, Inc.	68,483	10,355,999
Albemarle Corp.	34,711	4,731,456
CF Industries Holdings, Inc. (a)	73,286	2,576,736
DowDuPont, Inc.	733,109	50,753,136
Eastman Chemical Co.	45,521	4,119,195
Ecolab, Inc.	81,832	10,524,414
FMC Corp. (a)	42,143	3,763,791
International Flavors & Fragrances, Inc.	24,813	3,546,026
LyondellBasell Industries NV - Class A	101,977	10,100,822
Monsanto Co.	138,036	16,539,474
Mosaic Co. (The)	110,290	2,381,161
PPG Industries, Inc.	80,587	8,756,583
Praxair, Inc.	89,882	12,560,111
Sherwin-Williams Co. (The)	25,828	9,247,457

		149,956,361

Commercial Services & Supplies—0.3%
Cintas Corp.	26,834	3,871,609
Republic Services, Inc.	71,951	4,753,083
Stericycle, Inc. (a) (b)	26,813	1,920,347
Waste Management, Inc.	127,199	9,955,866

		20,500,905

Communications Equipment—1.0%
Cisco Systems, Inc.	1,571,029	52,833,705
F5 Networks, Inc. (b)	19,967	2,407,222
Harris Corp.	37,630	4,955,118
Juniper Networks, Inc.	119,494	3,325,518
Motorola Solutions, Inc.	51,106	4,337,366

		67,858,929

Construction & Engineering—0.1%
Fluor Corp.	43,956	1,850,547
Jacobs Engineering Group, Inc. (a)	37,803	2,202,781
Quanta Services, Inc. (b)	47,502	1,775,150

		5,828,478

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	19,745	4,072,011
Vulcan Materials Co.	41,561	4,970,696

		9,042,707

Consumer Finance—0.7%
American Express Co.	230,531	20,853,834
Capital One Financial Corp.	151,977	12,866,373
Discover Financial Services	116,993	7,543,709
Navient Corp.	86,124	1,293,582
Synchrony Financial	234,902	7,293,707

		49,851,205

Containers & Packaging—0.4%
Avery Dennison Corp.	27,772	2,731,099
Ball Corp.	110,531	4,564,930
International Paper Co.	129,732	7,371,372
Packaging Corp. of America (a)	29,645	3,399,689
Sealed Air Corp. (a)	59,708	2,550,726
WestRock Co.	79,807	4,527,451

		25,145,267

Distributors—0.1%
Genuine Parts Co. (a)	46,135	4,412,813
LKQ Corp. (b)	97,044	3,492,613

		7,905,426

Diversified Consumer Services—0.0%
H&R Block, Inc. (a)	65,685	1,739,339

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc. - Class B (b)	604,575	110,830,689
Leucadia National Corp.	99,489	2,512,097

		113,342,786

Diversified Telecommunication Services—2.1%
AT&T, Inc. (a)	1,929,203	75,566,881
CenturyLink, Inc. (a)	172,688	3,263,803
Level 3 Communications, Inc. (b)	92,306	4,918,987
Verizon Communications, Inc.	1,281,747	63,433,659

		147,183,330

Electric Utilities—1.9%
Alliant Energy Corp.	72,600	3,017,982
American Electric Power Co., Inc.	154,537	10,854,679
Duke Energy Corp.	219,905	18,454,427
Edison International	102,370	7,899,893
Entergy Corp.	56,405	4,307,086
Eversource Energy	99,566	6,017,769
Exelon Corp.	301,662	11,363,607
FirstEnergy Corp.	139,601	4,303,899
NextEra Energy, Inc.	147,098	21,557,212
PG&E Corp.	161,130	10,971,342
Pinnacle West Capital Corp.	35,073	2,965,773
PPL Corp.	214,655	8,146,157
Southern Co. (The)	314,037	15,431,778
Xcel Energy, Inc.	159,540	7,549,433

		132,841,037

Electrical Equipment—0.5%
Acuity Brands, Inc. (a)	13,226	2,265,349
AMETEK, Inc.	72,516	4,788,957
Eaton Corp. plc	139,757	10,731,940
Emerson Electric Co.	201,095	12,636,810
Rockwell Automation, Inc. (a)	40,331	7,187,387

		37,610,443

BHFTII-222

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A (a)	95,971	$8,122,985
Corning, Inc.	283,782	8,490,758
FLIR Systems, Inc.	43,107	1,677,293
TE Connectivity, Ltd.	111,034	9,222,484

		27,513,520

Energy Equipment & Services—0.8%
Baker Hughes a GE Co.	134,488	4,924,951
Halliburton Co.	272,686	12,551,737
Helmerich & Payne, Inc. (a)	34,116	1,777,785
National Oilwell Varco, Inc. (a)	119,410	4,266,519
Schlumberger, Ltd.	436,577	30,455,611
TechnipFMC plc (b)	137,994	3,852,792

		57,829,395

Equity Real Estate Investment Trusts—2.9%
Alexandria Real Estate Equities, Inc. (a)	29,418	3,499,859
American Tower Corp.	134,849	18,431,161
Apartment Investment & Management Co. - Class A	49,336	2,163,877
AvalonBay Communities, Inc.	43,386	7,740,930
Boston Properties, Inc.	48,487	5,958,083
Crown Castle International Corp.	127,650	12,762,447
Digital Realty Trust, Inc. (a)	64,291	7,607,554
Duke Realty Corp.	111,771	3,221,240
Equinix, Inc.	24,481	10,925,870
Equity Residential	115,410	7,608,981
Essex Property Trust, Inc.	20,734	5,267,058
Extra Space Storage, Inc. (a)	39,562	3,161,795
Federal Realty Investment Trust	22,703	2,819,940
GGP, Inc.	196,760	4,086,705
HCP, Inc.	147,349	4,100,723
Host Hotels & Resorts, Inc.	232,526	4,299,406
Iron Mountain, Inc. (a)	83,072	3,231,501
Kimco Realty Corp.	133,741	2,614,637
Macerich Co. (The) (a)	34,213	1,880,689
Mid-America Apartment Communities, Inc.	35,696	3,815,188
Prologis, Inc.	167,112	10,604,927
Public Storage	47,018	10,061,382
Realty Income Corp. (a)	86,115	4,924,917
Regency Centers Corp.	46,491	2,884,302
SBA Communications Corp. (b)	37,817	5,447,539
Simon Property Group, Inc.	97,665	15,725,042
SL Green Realty Corp. (a)	31,096	3,150,647
UDR, Inc. (a)	84,072	3,197,258
Ventas, Inc. (a)	111,903	7,288,242
Vornado Realty Trust	54,172	4,164,743
Welltower, Inc.	115,902	8,145,593
Weyerhaeuser Co.	236,575	8,050,647

		198,842,883

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	137,807	22,640,312
CVS Health Corp.	319,407	25,974,177
Kroger Co. (The) (a)	281,948	5,655,877

Food & Staples Retailing—(Continued)
Sysco Corp. (a)	152,592	8,232,339
Wal-Mart Stores, Inc. (a)	459,907	35,937,133
Walgreens Boots Alliance, Inc.	289,155	22,328,549

		120,768,387

Food Products—1.2%
Archer-Daniels-Midland Co.	176,753	7,513,770
Campbell Soup Co. (a)	60,943	2,853,351
Conagra Brands, Inc.	130,599	4,406,410
General Mills, Inc.	181,326	9,385,434
Hershey Co. (The)	44,399	4,847,039
Hormel Foods Corp. (a)	84,696	2,722,129
J.M. Smucker Co. (The)	35,689	3,744,847
Kellogg Co. (a)	78,078	4,869,725
Kraft Heinz Co. (The)	187,561	14,545,355
McCormick & Co., Inc. (a)	37,363	3,834,938
Mondelez International, Inc. - Class A	473,704	19,260,805
Tyson Foods, Inc. - Class A	90,888	6,403,060

		84,386,863

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	545,908	29,129,651
Align Technology, Inc. (b)	22,665	4,221,810
Baxter International, Inc. (a)	157,503	9,883,313
Becton Dickinson & Co. (a)	71,502	14,010,817
Boston Scientific Corp. (b)	431,125	12,575,916
C.R. Bard, Inc.	22,834	7,318,297
Cooper Cos., Inc. (The) (a)	15,351	3,639,876
Danaher Corp.	192,080	16,476,622
DENTSPLY SIRONA, Inc. (a)	72,110	4,312,899
Edwards Lifesciences Corp. (b)	66,346	7,252,281
Hologic, Inc. (b)	88,125	3,233,306
IDEXX Laboratories, Inc. (b)	27,422	4,263,847
Intuitive Surgical, Inc. (b)	11,715	12,252,484
Medtronic plc	425,616	33,100,156
ResMed, Inc.	44,682	3,438,727
Stryker Corp. (a)	101,077	14,354,955
Varian Medical Systems, Inc. (b)	28,844	2,886,131
Zimmer Biomet Holdings, Inc.	63,530	7,438,728

		189,789,816

Health Care Providers & Services—2.7%
Aetna, Inc.	104,221	16,572,181
AmerisourceBergen Corp. (a)	50,945	4,215,699
Anthem, Inc.	82,505	15,666,049
Cardinal Health, Inc.	99,430	6,653,856
Centene Corp. (b)	54,192	5,244,160
Cigna Corp.	79,109	14,788,636
DaVita, Inc. (b)	48,060	2,854,283
Envision Healthcare Corp. (b)	37,964	1,706,482
Express Scripts Holding Co. (b)	181,467	11,490,490
HCA Healthcare, Inc. (a) (b)	90,804	7,227,090
Henry Schein, Inc. (a) (b)	49,851	4,087,284
Humana, Inc.	45,408	11,062,751
Laboratory Corp. of America Holdings (b)	31,986	4,828,926

BHFTII-223

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
McKesson Corp.	66,065	$10,148,245
Patterson Cos., Inc. (a)	25,880	1,000,262
Quest Diagnostics, Inc. (a)	42,859	4,013,317
UnitedHealth Group, Inc.	303,790	59,497,272
Universal Health Services, Inc. - Class B	27,768	3,080,582

		184,137,565

Health Care Technology—0.1%
Cerner Corp. (a) (b)	98,975	7,058,897

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	128,140	8,274,000
Chipotle Mexican Grill, Inc. (a) (b)	7,884	2,426,932
Darden Restaurants, Inc. (a)	39,385	3,102,750
Hilton Worldwide Holdings, Inc.	64,177	4,457,093
Marriott International, Inc. - Class A (a)	98,293	10,837,786
McDonald’s Corp.	254,503	39,875,530
MGM Resorts International (a)	162,654	5,300,894
Royal Caribbean Cruises, Ltd.	54,062	6,408,509
Starbucks Corp. (a)	453,676	24,366,938
Wyndham Worldwide Corp.	32,296	3,404,321
Wynn Resorts, Ltd. (a)	25,137	3,743,402
Yum! Brands, Inc.	108,328	7,974,024

		120,172,179

Household Durables—0.4%
DR Horton, Inc.	107,016	4,273,149
Garmin, Ltd. (a)	34,865	1,881,664
Leggett & Platt, Inc.	41,564	1,983,850
Lennar Corp. - Class A	63,842	3,370,858
Mohawk Industries, Inc. (b)	19,854	4,914,064
Newell Brands, Inc.	153,990	6,570,753
PulteGroup, Inc.	87,213	2,383,531
Whirlpool Corp.	22,930	4,229,209

		29,607,078

Household Products—1.7%
Church & Dwight Co., Inc. (a)	78,396	3,798,286
Clorox Co. (The)	40,554	5,349,478
Colgate-Palmolive Co.	276,762	20,162,112
Kimberly-Clark Corp.	111,009	13,063,539
Procter & Gamble Co. (The)	801,221	72,895,087

		115,268,502

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	207,454	2,286,143
NRG Energy, Inc.	94,461	2,417,257

		4,703,400

Industrial Conglomerates—2.1%
3M Co.	187,506	39,357,509
General Electric Co. (a)	2,720,347	65,777,991
Honeywell International, Inc.	239,529	33,950,841
Roper Technologies, Inc.	32,118	7,817,521

		146,903,862

Insurance—2.7%
Aflac, Inc.	124,182	10,107,173
Allstate Corp. (The)	113,540	10,435,461
American International Group, Inc.	283,852	17,425,674
Aon plc	79,913	11,675,289
Arthur J. Gallagher & Co.	56,608	3,484,222
Assurant, Inc.	16,931	1,617,249
Brighthouse Financial, Inc. (b) (c)	30,106	1,830,445
Chubb, Ltd.	146,235	20,845,799
Cincinnati Financial Corp. (a)	46,886	3,590,061
Everest Re Group, Ltd.	12,904	2,947,145
Hartford Financial Services Group, Inc. (The)	114,463	6,344,684
Lincoln National Corp.	69,604	5,114,502
Loews Corp.	86,723	4,150,563
Marsh & McLennan Cos., Inc.	161,036	13,496,427
MetLife, Inc. (a) (c)	333,956	17,349,014
Principal Financial Group, Inc.	84,436	5,432,612
Progressive Corp. (The)	182,834	8,852,822
Prudential Financial, Inc.	134,164	14,264,317
Torchmark Corp.	33,989	2,722,179
Travelers Cos., Inc. (The)	86,703	10,622,852
Unum Group	70,910	3,625,628
Willis Towers Watson plc	42,194	6,507,581
XL Group, Ltd.	81,046	3,197,265

		185,638,964

Internet & Direct Marketing Retail—2.6%
Amazon.com, Inc. (b)	125,278	120,436,005
Expedia, Inc. (a)	38,388	5,525,569
Netflix, Inc. (a) (b)	135,657	24,601,397
Priceline Group, Inc. (The) (b)	15,415	28,222,090
TripAdvisor, Inc. (a) (b)	34,034	1,379,398

		180,164,459

Internet Software & Services—4.8%
Akamai Technologies, Inc. (b)	53,861	2,624,108
Alphabet, Inc. - Class A (b)	93,647	91,185,957
Alphabet, Inc. - Class C (b) (d)	94,846	90,967,747
eBay, Inc. (b)	312,755	12,028,557
Facebook, Inc. - Class A (b)	744,765	127,257,996
VeriSign, Inc. (b)	27,000	2,872,530

		326,936,895

IT Services—3.9%
Accenture plc - Class A (a)	194,173	26,226,947
Alliance Data Systems Corp. (a)	15,167	3,360,249
Automatic Data Processing, Inc.	139,624	15,263,696
Cognizant Technology Solutions Corp. - Class A	185,575	13,461,610
CSRA, Inc.	51,364	1,657,516
DXC Technology Co.	89,436	7,680,764
Fidelity National Information Services, Inc.	104,445	9,754,118
Fiserv, Inc. (b)	66,129	8,527,996
Gartner, Inc. (a) (b)	28,466	3,541,455
Global Payments, Inc.	47,911	4,552,982
International Business Machines Corp.	272,321	39,508,331
MasterCard, Inc. - Class A	293,393	41,427,092

BHFTII-224

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Paychex, Inc. (a)	100,501	$6,026,040
PayPal Holdings, Inc. (b)	355,128	22,738,846
Total System Services, Inc.	52,678	3,450,409
Visa, Inc. - Class A	574,793	60,491,215
Western Union Co. (The) (a)	145,788	2,799,130

		270,468,396

Leisure Products—0.1%
Hasbro, Inc. (a)	35,764	3,493,070
Mattel, Inc. (a)	107,685	1,666,964

		5,160,034

Life Sciences Tools & Services—0.8%
Agilent Technologies, Inc.	100,964	6,481,889
Illumina, Inc. (b)	45,874	9,138,101
Mettler-Toledo International, Inc. (b)	8,065	5,049,980
PerkinElmer, Inc.	34,629	2,388,362
Quintiles IMS Holdings, Inc. (b)	47,623	4,527,519
Thermo Fisher Scientific, Inc.	125,746	23,791,143
Waters Corp. (a) (b)	25,081	4,502,541

		55,879,535

Machinery—1.6%
Caterpillar, Inc.	185,685	23,156,776
Cummins, Inc.	49,507	8,318,661
Deere & Co.	100,501	12,621,921
Dover Corp.	48,912	4,470,068
Flowserve Corp. (a)	41,046	1,748,149
Fortive Corp.	95,830	6,783,806
Illinois Tool Works, Inc.	97,319	14,399,319
Ingersoll-Rand plc	79,703	7,107,116
PACCAR, Inc.	110,403	7,986,553
Parker-Hannifin Corp.	41,830	7,321,087
Pentair plc	51,889	3,526,376
Snap-on, Inc. (a)	18,093	2,696,038
Stanley Black & Decker, Inc.	48,121	7,264,827
Xylem, Inc. (a)	56,420	3,533,585

		110,934,282

Media—2.8%
CBS Corp. - Class B	114,386	6,634,388
Charter Communications, Inc. - Class A (b)	63,202	22,968,871
Comcast Corp. - Class A	1,477,985	56,872,863
Discovery Communications, Inc. - Class A (a) (b)	48,366	1,029,712
Discovery Communications, Inc. - Class C (a) (b)	63,853	1,293,662
DISH Network Corp. - Class A (b)	71,536	3,879,397
Interpublic Group of Cos., Inc. (The)	123,566	2,568,937
News Corp. - Class A	120,082	1,592,287
News Corp. - Class B	38,261	522,263
Omnicom Group, Inc. (a)	72,503	5,370,297
Scripps Networks Interactive, Inc. - Class A	30,151	2,589,669
Time Warner, Inc.	244,387	25,037,448
Twenty-First Century Fox, Inc. - Class A (a)	330,709	8,724,104

Media—(Continued)
Twenty-First Century Fox, Inc. - Class B	137,993	3,558,840
Viacom, Inc. - Class B	110,824	3,085,340
Walt Disney Co. (The)	484,965	47,803,000

		193,531,078

Metals & Mining—0.3%
Freeport-McMoRan, Inc. (b)	422,770	5,935,691
Newmont Mining Corp.	167,543	6,284,538
Nucor Corp.	100,364	5,624,398

		17,844,627

Multi-Utilities—1.0%
Ameren Corp.	76,236	4,409,490
CenterPoint Energy, Inc.	135,428	3,955,852
CMS Energy Corp.	88,609	4,104,369
Consolidated Edison, Inc. (a)	97,346	7,853,875
Dominion Energy, Inc. (a)	201,902	15,532,321
DTE Energy Co.	56,364	6,051,239
NiSource, Inc.	102,389	2,620,134
Public Service Enterprise Group, Inc.	158,948	7,351,345
SCANA Corp. (a)	44,904	2,177,395
Sempra Energy (a)	78,889	9,003,602
WEC Energy Group, Inc. (a)	99,155	6,224,951

		69,284,573

Multiline Retail—0.4%
Dollar General Corp. (a)	81,854	6,634,267
Dollar Tree, Inc. (b)	74,417	6,460,884
Kohl’s Corp. (a)	52,968	2,417,989
Macy’s, Inc. (a)	95,693	2,088,021
Nordstrom, Inc. (a)	36,563	1,723,946
Target Corp. (a)	171,612	10,126,824

		29,451,931

Oil, Gas & Consumable Fuels—5.2%
Anadarko Petroleum Corp.	176,059	8,600,482
Andeavor	45,355	4,678,368
Apache Corp. (a)	119,690	5,481,802
Cabot Oil & Gas Corp. (a)	145,316	3,887,203
Chesapeake Energy Corp. (a) (b)	285,316	1,226,859
Chevron Corp.	595,415	69,961,263
Cimarex Energy Co.	29,937	3,402,939
Concho Resources, Inc. (b)	46,726	6,154,749
ConocoPhillips	382,368	19,137,518
Devon Energy Corp.	165,176	6,063,611
EOG Resources, Inc.	181,435	17,552,022
EQT Corp. (a)	54,456	3,552,710
Exxon Mobil Corp.	1,331,359	109,144,811
Hess Corp. (a)	84,906	3,981,242
Kinder Morgan, Inc.	603,237	11,570,086
Marathon Oil Corp.	267,069	3,621,456
Marathon Petroleum Corp.	159,066	8,920,421
Newfield Exploration Co. (a) (b)	62,587	1,856,956
Noble Energy, Inc.	152,873	4,335,478
Occidental Petroleum Corp.	240,233	15,425,361

BHFTII-225

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
ONEOK, Inc.	119,364	$6,613,959
Phillips 66	135,003	12,367,625
Pioneer Natural Resources Co.	53,444	7,885,128
Range Resources Corp. (a)	70,946	1,388,413
Valero Energy Corp. (a)	138,772	10,675,730
Williams Cos., Inc. (The)	259,735	7,794,647

		355,280,839

Personal Products—0.1%
Coty, Inc. - Class A (a)	148,200	2,449,746
Estee Lauder Cos., Inc. (The) - Class A (a)	70,341	7,585,573

		10,035,319

Pharmaceuticals—4.8%
Allergan plc (a)	105,040	21,527,948
Bristol-Myers Squibb Co.	515,268	32,843,182
Eli Lilly & Co.	304,421	26,040,172
Johnson & Johnson	843,320	109,640,033
Merck & Co., Inc.	859,395	55,027,062
Mylan NV (b)	168,500	5,285,845
Perrigo Co. plc (a)	41,672	3,527,535
Pfizer, Inc.	1,875,111	66,941,463
Zoetis, Inc.	154,209	9,832,366

		330,665,606

Professional Services—0.3%
Equifax, Inc.	37,821	4,008,648
IHS Markit, Ltd. (b)	114,140	5,031,291
Nielsen Holdings plc (a)	105,529	4,374,177
Robert Half International, Inc. (a)	39,647	1,995,830
Verisk Analytics, Inc. (a) (b)	48,833	4,062,417

		19,472,363

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a) (b)	94,500	3,579,660

Road & Rail—0.9%
CSX Corp.	286,965	15,570,721
J.B. Hunt Transport Services, Inc.	26,820	2,979,166
Kansas City Southern	33,123	3,599,808
Norfolk Southern Corp.	90,548	11,974,067
Union Pacific Corp.	251,483	29,164,483

		63,288,245

Semiconductors & Semiconductor Equipment—3.7%
Advanced Micro Devices, Inc. (a) (b)	252,858	3,223,939
Analog Devices, Inc.	115,522	9,954,531
Applied Materials, Inc.	335,092	17,454,942
Broadcom, Ltd.	127,753	30,985,212
Intel Corp.	1,476,437	56,222,721
KLA-Tencor Corp.	49,279	5,223,574
Lam Research Corp.	51,044	9,445,182
Microchip Technology, Inc. (a)	73,124	6,565,073
Micron Technology, Inc. (b)	350,042	13,767,152
NVIDIA Corp. (a)	188,522	33,702,078

Semiconductors & Semiconductor Equipment—(Continued)
Qorvo, Inc. (a) (b)	39,988	2,826,352
QUALCOMM, Inc.	464,214	24,064,854
Skyworks Solutions, Inc.	57,731	5,882,789
Texas Instruments, Inc.	311,073	27,884,584
Xilinx, Inc. (a)	78,111	5,532,602

		252,735,585

Software—5.0%
Activision Blizzard, Inc. (a)	237,198	15,301,643
Adobe Systems, Inc. (b)	155,029	23,127,226
ANSYS, Inc. (a) (b)	26,632	3,268,545
Autodesk, Inc. (b)	68,871	7,731,459
CA, Inc. (a)	99,273	3,313,733
Cadence Design Systems, Inc. (b)	88,039	3,474,899
Citrix Systems, Inc. (b)	45,225	3,474,185
Electronic Arts, Inc. (b)	97,003	11,452,174
Intuit, Inc.	76,479	10,870,725
Microsoft Corp.	2,420,064	180,270,567
Oracle Corp.	948,821	45,875,495
Red Hat, Inc. (b)	55,758	6,181,332
Salesforce.com, Inc. (b)	214,526	20,041,019
Symantec Corp. (a)	193,089	6,335,250
Synopsys, Inc. (b)	47,205	3,801,419

		344,519,671

Specialty Retail—2.1%
Advance Auto Parts, Inc.	23,208	2,302,234
AutoZone, Inc. (b)	8,808	5,241,729
Best Buy Co., Inc. (a)	83,363	4,748,357
CarMax, Inc. (b)	57,576	4,364,837
Foot Locker, Inc. (a)	41,255	1,453,001
Gap, Inc. (The) (a)	69,001	2,037,600
Home Depot, Inc. (The)	370,388	60,580,661
L Brands, Inc. (a)	78,410	3,262,640
Lowe’s Cos., Inc.	265,258	21,204,725
O’Reilly Automotive, Inc. (a) (b)	27,655	5,956,057
Ross Stores, Inc.	122,281	7,895,684
Signet Jewelers, Ltd. (a)	18,997	1,264,250
Tiffany & Co.	32,080	2,944,302
TJX Cos., Inc. (The)	199,919	14,740,028
Tractor Supply Co. (a)	39,808	2,519,448
Ulta Salon Cosmetics & Fragrance, Inc. (b)	18,337	4,145,262

		144,660,815

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.	1,622,928	250,125,664
Hewlett Packard Enterprise Co.	516,118	7,592,096
HP, Inc.	524,797	10,474,948
NetApp, Inc. (a)	84,758	3,709,010
Seagate Technology plc (a)	90,436	2,999,762
Western Digital Corp.	92,650	8,004,960
Xerox Corp.	67,076	2,232,960

		285,139,400

BHFTII-226

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	88,788	$3,576,381
Hanesbrands, Inc. (a)	114,520	2,821,773
Michael Kors Holdings, Ltd. (b)	47,636	2,279,382
NIKE, Inc. - Class B (a)	412,846	21,406,065
PVH Corp.	24,327	3,066,662
Ralph Lauren Corp. (a)	17,401	1,536,334
Under Armour, Inc. - Class A (a) (b)	58,111	957,669
Under Armour, Inc. - Class C (a) (b)	58,483	878,415
VF Corp.	102,651	6,525,524

		43,048,205

Tobacco—1.3%
Altria Group, Inc.	602,818	38,230,718
Philip Morris International, Inc.	488,001	54,172,991

		92,403,709

Trading Companies & Distributors—0.2%
Fastenal Co.	90,483	4,124,215
United Rentals, Inc. (b)	26,554	3,684,102
WW Grainger, Inc. (a)	16,495	2,964,976

		10,773,293

Water Utilities—0.1%
American Water Works Co., Inc.	56,016	4,532,255

Total Common Stocks (Cost $3,391,512,601)		6,780,167,560

Mutual Fund—0.9%

Investment Company Security—0.9%
SPDR S&P 500 ETF Trust (Cost $64,733,370)	260,000	65,319,800

Short-Term Investments—0.5%

Discount Notes—0.2%
Federal Home Loan Bank 0.994%, 10/25/17 (e)	1,475,000	1,474,066
1.013%, 11/01/17 (e)	300,000	299,750
1.032%, 11/24/17 (e)	1,300,000	1,298,086
1.038%, 11/28/17 (e)	10,000,000	9,984,170
1.055%, 12/27/17 (e)	2,150,000	2,144,660

		15,200,732

U.S. Treasury—0.3%
U.S. Treasury Bills 0.881%, 10/19/17 (e)	1,675,000	1,674,273
1.013%, 12/21/17 (e)	15,400,000	15,366,035
1.023%, 12/14/17 (e)	550,000	548,932

		17,589,240

Total Short-Term Investments (Cost $32,787,601)		32,789,972

Securities Lending Reinvestments (f)—7.2%
Security Description	Principal Amount*	Value

Certificates of Deposit—4.4%
Banco Del Estado De Chile New York 1.457%, 1M LIBOR + 0.220%, 10/19/17 (g)	11,000,000	11,000,418
Bank of China, Ltd. 1.540%, 10/23/17	10,000,000	10,000,000
BNP Paribas New York 1.434%, 1M LIBOR + 0.200%, 02/15/18 (g)	10,000,000	10,002,250
Branch Banking & Trust Co. 1.140%, 10/04/17	15,000,000	14,999,985
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (g)	3,500,000	3,500,732
Chiba Bank, Ltd., New York 1.360%, 11/07/17	4,000,000	4,000,000
1.360%, 11/20/17	6,000,000	6,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (g)	7,000,000	7,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (g)	8,000,000	8,000,792
Credit Suisse AG New York 1.461%, 1M LIBOR + 0.230%, 11/07/17 (g)	7,000,000	7,000,000
1.487%, 1M LIBOR + 0.250%, 10/25/17 (g)	2,000,000	2,000,140
1.494%, 1M LIBOR + 0.260%, 10/16/17 (g)	17,500,000	17,500,840
DNB Bank ASA New York 1.120%, 10/05/17	7,000,000	6,999,979
KBC Bank NV Zero Coupon, 11/07/17	4,982,619	4,994,150
1.380%, 10/27/17	3,000,000	3,000,330
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (g)	15,000,000	15,000,375
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (g)	5,000,000	4,999,940
1.494%, 1M LIBOR + 0.260%, 10/18/17 (g)	16,000,000	16,000,544
1.515%, 1M LIBOR + 0.280%, 10/11/17 (g)	6,000,000	6,000,138
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (g)	5,000,000	4,999,825
1.396%, 1M LIBOR + 0.160%, 11/13/17 (g)	12,000,000	12,000,552
Norinchukin Bank New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (g)	3,500,000	3,500,161
1.407%, 1M LIBOR + 0.170%, 02/23/18 (g)	4,000,000	4,000,168
1.486%, 1M LIBOR + 0.250%, 10/13/17 (g)	5,000,000	5,000,185

BHFTII-227

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (g)	7,000,000	$6,999,685
Royal Bank of Canada New York 1.440%, 3M LIBOR + 0.130%, 06/12/18 (g)	4,000,000	4,000,088
1.704%, 3M LIBOR + 0.400%, 10/13/17 (g)	15,000,000	15,001,230
Standard Chartered plc 1.460%, 02/02/18	15,000,000	15,003,795
Sumitomo Mitsui Banking Corp., New York 1.462%, 3M LIBOR + 0.150%, 02/08/18 (g)	6,000,000	5,999,724
1.476%, 1M LIBOR + 0.240%, 10/12/17 (g)	7,000,000	7,000,217
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (g)	5,000,000	5,000,370
1.488%, 1M LIBOR + 0.250%, 10/26/17 (g)	5,000,000	5,000,500
1.495%, 1M LIBOR + 0.260%, 10/11/17 (g)	12,000,000	12,000,456
Swedbank AB 1.140%, 10/02/17	4,000,000	3,999,996
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (g)	11,500,000	11,510,258
1.624%, 3M LIBOR + 0.320%, 01/10/18 (g)	11,500,000	11,503,703
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (g)	5,000,000	4,999,965
1.694%, 3M LIBOR + 0.380%, 10/26/17 (g)	6,200,000	6,201,494

		301,722,985

Commercial Paper—0.7%
Barton Capital S.A. 1.320%, 12/11/17	9,967,000	9,973,840
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (g)	7,000,000	7,001,197
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (g)	2,500,000	2,500,135
1.386%, 1M LIBOR + 0.150%, 11/13/17 (g)	5,000,000	5,000,230
Kells Funding LLC 1.400%, 03/01/18	1,985,767	1,987,954
LMA S.A. & LMA Americas 1.420%, 12/11/17	2,485,110	2,493,712
Sheffield Receivables Co. 1.330%, 10/05/17	14,950,125	14,999,025
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (g)	5,000,000	5,001,160

		48,957,253

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $455,194 on 10/02/17, collateralized by $756,964 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $464,258.	455,155	455,155
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $18,256,806 on 10/02/17, collateralized by $18,583,942 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $18,620,316.	18,255,209	18,255,209
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,016,245 on 01/02/18, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $2,300,230 on 10/02/17, collateralized by $2,313,593 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $2,346,011.	2,300,000	2,300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $7,000,729 on 10/02/17, collateralized by $7,130,056 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $7,140,003.	7,000,000	7,000,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,800,188 on 10/02/17, collateralized by $1,808,923 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $1,836,006.	1,800,000	1,800,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $9,550,540 on 01/02/18, collateralized by $51,151 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $10,559,587.	9,500,000	9,500,000

BHFTII-228

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $7,095,842 on 10/02/17, collateralized by $6,806,411 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $7,242,662.	7,095,239	$7,095,239
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $3,600,309 on 10/02/17, collateralized by $3,453,454 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $3,674,800.	3,600,000	3,600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $11,328,299 on 01/02/18, collateralized by various Common Stock with a value of $12,210,000.	11,100,000	11,100,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $12,087,780 on 01/02/18, collateralized by various Common Stock with a value of $13,200,003.	12,000,000	12,000,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $10,000,983 on 10/02/17, collateralized by $24,858,121 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $10,201,004.	10,000,000	10,000,000
Societe Generale S.A. Repurchase Agreement dated 08/01/17 at 1.260% to be repurchased at $1,002,170 on 10/02/17, collateralized by $45,048 U.S. Treasury Obligations with rates ranging from 1.375% - 2.750%, maturity dates ranging from 07/31/20 - 02/15/24, and various Common Stock with a value of $1,109,361.	1,000,000	1,000,000

		85,105,603

Time Deposits—0.9%
ABN AMRO Bank NV 1.060%, 10/02/17	5,000,000	5,000,000
Australia New Zealand Bank 1.070%, 10/02/17	15,000,000	15,000,000
Credit Agricole S.A. 1.080%, 10/02/17	1,900,000	1,900,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000

Time Deposits—(Continued)
DZ Bank AG 1.060%, 10/02/17	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	1,900,000	1,900,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	1,100,000	1,100,000
National Bank of Canada 1.060%, 10/02/17	10,000,000	10,000,000
Nordea Bank New York 1.050%, 10/02/17	5,000,000	5,000,000
Royal Bank of Canada New York 1.070%, 10/02/17	4,000,000	4,000,000
Standard Chartered plc 1.200%, 10/02/17	2,500,000	2,500,000
Svenska 1.050%, 10/02/17	5,000,000	5,000,000

		61,400,000

Total Securities Lending Reinvestments (Cost $497,152,828)		497,185,841

Total Investments—107.1% (Cost $3,986,186,400)		7,375,463,173
Other assets and liabilities (net)—(7.1)%		(491,125,584)

Net Assets—100.0%		$6,884,337,589

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $490,773,348 and the collateral received consisted of cash in the amount of $497,076,223. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2017, the market value of securities pledged was $19,234,951.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London Interbank Offered Rate

BHFTII-229

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
S&P 500 Index E-Mini Futures	12/15/17	280	USD	35,225,400	$423,797

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,780,167,560	$—	$—	$6,780,167,560
Total Mutual Fund*	65,319,800	—	—	65,319,800
Total Short-Term Investments*	—	32,789,972	—	32,789,972
Total Securities Lending Reinvestments*	—	497,185,841	—	497,185,841
Total Investments	$6,845,487,360	$529,975,813	$—	$7,375,463,173

Collateral for Securities Loaned (Liability)	$—	$(497,076,223)	$—	$(497,076,223)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$423,797	$—	$—	$423,797

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—60.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The)	6,283	$1,597,202
L3 Technologies, Inc.	8,012	1,509,701
Lockheed Martin Corp.	12,253	3,801,983
Northrop Grumman Corp.	11,470	3,300,148
United Technologies Corp.	60,413	7,012,741

		17,221,775

Air Freight & Logistics—0.4%
United Parcel Service, Inc. - Class B	27,919	3,352,793

Airlines—0.2%
Copa Holdings S.A. - Class A	6,593	821,026
Delta Air Lines, Inc.	24,738	1,192,867

		2,013,893

Auto Components—0.4%
Delphi Automotive plc	32,856	3,233,030

Automobiles—0.4%
General Motors Co.	27,489	1,110,006
Harley-Davidson, Inc.	5,962	287,428
Hyundai Motor Co.	8,022	1,055,063
Kia Motors Corp.	30,126	832,714

		3,285,211

Banks—6.4%
Bank of America Corp.	307,744	7,798,233
BNP Paribas S.A.	10,762	868,422
Citigroup, Inc.	128,505	9,347,454
JPMorgan Chase & Co.	190,384	18,183,576
PNC Financial Services Group, Inc. (The)	38,699	5,215,464
Royal Bank of Canada	13,081	1,012,094
Sumitomo Mitsui Financial Group, Inc.	13,600	523,160
SunTrust Banks, Inc.	16,768	1,002,223
U.S. Bancorp	119,828	6,421,582
Wells Fargo & Co.	105,094	5,795,934

		56,168,142

Beverages—0.6%
Coca-Cola European Partners plc	21,902	911,561
Diageo plc	99,966	3,286,328
PepsiCo, Inc.	9,041	1,007,439

		5,205,328

Biotechnology—0.2%
Biogen, Inc. (a)	3,729	1,167,624
Celgene Corp. (a)	6,836	996,826

		2,164,450

Building Products—1.2%
Johnson Controls International plc	159,027	6,407,198
Owens Corning	58,053	4,490,399

		10,897,597

Capital Markets—4.1%
Apollo Global Management LLC - Class A	37,884	1,140,308
Bank of New York Mellon Corp. (The)	112,574	5,968,674
BlackRock, Inc.	7,537	3,369,717
Blackstone Group L.P. (The)	32,947	1,099,441
Charles Schwab Corp. (The) (b)	21,541	942,203
Franklin Resources, Inc.	38,156	1,698,324
Goldman Sachs Group, Inc. (The)	31,320	7,428,791
Moody’s Corp.	9,161	1,275,303
Morgan Stanley	76,327	3,676,672
Nasdaq, Inc. (b)	23,384	1,813,897
S&P Global, Inc.	1,694	264,789
State Street Corp.	41,817	3,995,196
T. Rowe Price Group, Inc. (b)	20,823	1,887,605
UBS Group AG (a)	86,593	1,479,971

		36,040,891

Chemicals—1.8%
Axalta Coating Systems, Ltd. (a)	46,157	1,334,860
Celanese Corp. - Series A	15,414	1,607,218
DowDuPont, Inc.	28,860	1,997,978
Monsanto Co.	13,394	1,604,869
PPG Industries, Inc.	60,861	6,613,156
Sherwin-Williams Co. (The)	7,572	2,711,079

		15,869,160

Commercial Services & Supplies—0.1%
Transcontinental, Inc. - Class A	48,426	1,000,927

Communications Equipment—0.6%
Cisco Systems, Inc.	151,448	5,093,196

Consumer Finance—0.4%
American Express Co.	20,471	1,851,807
Discover Financial Services (b)	31,398	2,024,543

		3,876,350

Containers & Packaging—0.1%
Crown Holdings, Inc. (a)	14,485	865,044

Distributors—0.2%
LKQ Corp. (a)	36,938	1,329,399

Diversified Telecommunication Services—0.5%
TDC A/S	88,834	520,824
Verizon Communications, Inc.	74,998	3,711,651

		4,232,475

Electric Utilities—1.5%
American Electric Power Co., Inc.	22,137	1,554,903
Duke Energy Corp.	37,931	3,183,169
Exelon Corp.	112,115	4,223,372
PPL Corp.	83,965	3,186,472
SSE plc	37,675	705,095
Xcel Energy, Inc.	16,071	760,480

		13,613,491

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.4%
Eaton Corp. plc	38,963	$2,991,969
Regal-Beloit Corp.	6,401	505,679

		3,497,648

Energy Equipment & Services—0.5%
Schlumberger, Ltd.	62,564	4,364,465

Equity Real Estate Investment Trusts—0.6%
Medical Properties Trust, Inc.	241,061	3,165,131
Public Storage	3,332	713,014
Simon Property Group, Inc. (b)	5,416	872,030
Washington Prime Group, Inc. (b)	117,378	977,759

		5,727,934

Food & Staples Retailing—0.8%
CVS Health Corp.	65,471	5,324,102
Kroger Co. (The) (b)	58,074	1,164,964
Wal-Mart Stores, Inc.	10,904	852,039

		7,341,105

Food Products—2.2%
Archer-Daniels-Midland Co.	14,965	636,162
Danone S.A.	23,405	1,836,397
General Mills, Inc.	74,203	3,840,747
J.M. Smucker Co. (The)	5,983	627,796
Marine Harvest ASA (a)	104,959	2,078,412
Mondelez International, Inc. - Class A	23,729	964,821
Nestle S.A.	52,940	4,433,798
Tyson Foods, Inc. - Class A	69,118	4,869,363

		19,287,496

Health Care Equipment & Supplies—2.1%
Abbott Laboratories	96,766	5,163,434
Danaher Corp.	65,435	5,613,014
Medtronic plc	82,797	6,439,123
Zimmer Biomet Holdings, Inc.	12,702	1,487,277

		18,702,848

Health Care Providers & Services—1.1%
Cigna Corp.	12,814	2,395,449
Express Scripts Holding Co. (a)	13,686	866,598
HCA Healthcare, Inc. (a) (b)	7,217	574,401
Humana, Inc.	3,843	936,270
McKesson Corp.	30,618	4,703,231
UnitedHealth Group, Inc.	1,493	292,404

		9,768,353

Hotels, Restaurants & Leisure—0.6%
Aramark	31,723	1,288,271
Carnival Corp.	36,189	2,336,723
Marriott International, Inc. - Class A (b)	8,349	920,561
Starbucks Corp. (b)	12,511	671,966

		5,217,521

Household Durables—0.4%
Newell Brands, Inc.	30,445	1,299,088
Tupperware Brands Corp.	15,044	930,020
Whirlpool Corp.	6,681	1,232,244

		3,461,352

Household Products—0.5%
Kimberly-Clark Corp.	9,232	1,086,422
Procter & Gamble Co. (The)	21,886	1,991,188
Reckitt Benckiser Group plc	17,865	1,632,410

		4,710,020

Industrial Conglomerates—1.6%
3M Co.	31,633	6,639,767
Honeywell International, Inc.	52,117	7,387,063

		14,026,830

Insurance—3.7%
Aon plc	39,027	5,701,845
Chubb, Ltd.	52,295	7,454,652
Prudential Financial, Inc.	58,202	6,188,037
Travelers Cos., Inc. (The)	72,528	8,886,130
XL Group, Ltd. (b)	46,186	1,822,038
Zurich Insurance Group AG	7,863	2,401,334

		32,454,036

Internet & Direct Marketing Retail—0.1%
Priceline Group, Inc. (The) (a)	702	1,285,236

Internet Software & Services—0.8%
Alphabet, Inc. - Class A (a)	1,316	1,281,415
Facebook, Inc. - Class A (a)	34,209	5,845,292

		7,126,707

IT Services—2.6%
Accenture plc - Class A	55,143	7,448,165
Amdocs, Ltd.	24,639	1,584,781
Cognizant Technology Solutions Corp. - Class A	10,997	797,722
DXC Technology Co.	68,505	5,883,209
Fidelity National Information Services, Inc.	20,366	1,901,981
Fiserv, Inc. (a)	6,893	888,921
International Business Machines Corp.	15,074	2,186,936
Vantiv, Inc. - Class A (a) (b)	13,646	961,634
Visa, Inc. - Class A	10,710	1,127,120

		22,780,469

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	33,553	6,348,228

Machinery—1.1%
Allison Transmission Holdings, Inc. (b)	20,411	766,025
Cummins, Inc.	2,331	391,678
Deere & Co.	9,535	1,197,501
Illinois Tool Works, Inc.	26,964	3,989,593

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Ingersoll-Rand plc	11,843	$1,056,040
Stanley Black & Decker, Inc.	13,780	2,080,367

		9,481,204

Media—2.6%
Charter Communications, Inc. - Class A (a)	8,826	3,207,545
Comcast Corp. - Class A	294,685	11,339,479
Interpublic Group of Cos., Inc. (The)	53,313	1,108,377
Omnicom Group, Inc. (b)	42,009	3,111,607
Time Warner, Inc.	33,014	3,382,284
Twenty-First Century Fox, Inc. - Class A (b)	33,085	872,782

		23,022,074

Metals & Mining—0.3%
Rio Tinto plc	54,616	2,542,339

Mortgage Real Estate Investment Trusts—0.3%
AGNC Investment Corp.	21,352	462,911
Annaly Capital Management, Inc. (b)	61,972	755,439
Starwood Property Trust, Inc. (b)	76,442	1,660,320

		2,878,670

Multi-Utilities—0.5%
Engie S.A.	64,659	1,097,483
Public Service Enterprise Group, Inc.	27,281	1,261,746
Sempra Energy (b)	9,739	1,111,512
WEC Energy Group, Inc. (b)	14,463	907,987

		4,378,728

Oil, Gas & Consumable Fuels—3.5%
Anadarko Petroleum Corp.	24,258	1,185,003
BP plc	423,574	2,708,186
Chevron Corp.	29,561	3,473,418
Eni S.p.A.	90,586	1,500,700
Enterprise Products Partners L.P.	132,331	3,449,869
EOG Resources, Inc.	33,667	3,256,946
EQT Corp. (b)	17,139	1,118,148
Exxon Mobil Corp.	47,051	3,857,241
Galp Energia SGPS S.A.	56,686	1,005,332
Hess Corp. (b)	21,067	987,832
Noble Energy, Inc.	32,340	917,162
Occidental Petroleum Corp.	29,711	1,907,743
Pioneer Natural Resources Co.	6,557	967,420
Plains All American Pipeline L.P.	51,736	1,096,286
Plains GP Holdings L.P. - Class A (a) (b)	48,528	1,061,307
Williams Partners L.P.	58,046	2,257,990

		30,750,583

Personal Products—0.2%
Coty, Inc. - Class A (b)	92,177	1,523,686

Pharmaceuticals—3.9%
Bayer AG	30,616	4,172,158
Bristol-Myers Squibb Co.	15,350	978,409

Pharmaceuticals—(Continued)
Eli Lilly & Co.	51,199	4,379,562
Johnson & Johnson	77,493	10,074,865
Merck & Co., Inc.	88,391	5,659,676
Novartis AG	5,055	433,776
Pfizer, Inc.	242,695	8,664,212
Roche Holding AG	1,453	370,924

		34,733,582

Professional Services—0.2%
Equifax, Inc.	14,894	1,578,615

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.	6,981	862,153
Realogy Holdings Corp.	40,899	1,347,622

		2,209,775

Road & Rail—1.0%
Canadian National Railway Co.	12,942	1,072,245
Union Pacific Corp.	63,459	7,359,340

		8,431,585

Semiconductors & Semiconductor Equipment—1.3%
Broadcom, Ltd.	5,098	1,236,469
Intel Corp.	37,675	1,434,664
Maxim Integrated Products, Inc.	25,307	1,207,397
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	88,310	3,316,040
Texas Instruments, Inc.	45,204	4,052,087

		11,246,657

Software—1.2%
CA, Inc.	13,281	443,320
Check Point Software Technologies, Ltd. (a)	21,691	2,473,208
Intuit, Inc.	5,040	716,386
Micro Focus International plc (ADR) (a)	6,722	214,432
Microsoft Corp.	47,698	3,553,024
Oracle Corp.	33,452	1,617,404
Take-Two Interactive Software, Inc. (a)	14,715	1,504,314

		10,522,088

Specialty Retail—0.7%
Advance Auto Parts, Inc. (b)	3,192	316,646
Best Buy Co., Inc. (b)	48,987	2,790,300
Gap, Inc. (The) (b)	37,972	1,121,313
Ross Stores, Inc.	29,949	1,933,807

		6,162,066

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.	16,562	2,552,535
Hewlett Packard Enterprise Co.	137,777	2,026,700
Seagate Technology plc (b)	15,151	502,559

		5,081,794

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc. (b)	33,129	$816,298
LVMH Moet Hennessy Louis Vuitton SE	4,107	1,132,284
NIKE, Inc. - Class B	19,761	1,024,608

		2,973,190

Tobacco—2.4%
Altria Group, Inc.	87,958	5,578,296
Japan Tobacco, Inc.	14,600	478,615
Philip Morris International, Inc.	134,109	14,887,440

		20,944,351

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (a)	9,299	335,415
MSC Industrial Direct Co., Inc. - Class A (b)	23,170	1,750,957

		2,086,372

Total Common Stocks (Cost $397,428,843)		532,110,759

U.S. Treasury & Government Agencies—24.1%

Agency Sponsored Mortgage - Backed—10.5%
Fannie Mae 15 Yr. Pool 3.000%, 12/01/31	1,428,900	1,471,490
4.500%, 04/01/18	1,852	1,894
4.500%, 06/01/18	8,037	8,219
4.500%, 07/01/18	4,111	4,205
4.500%, 03/01/19	14,897	15,235
4.500%, 06/01/19	15,880	16,240
4.500%, 04/01/20	18,043	18,499
4.500%, 07/01/20	9,064	9,293
5.000%, 11/01/17	396	398
5.000%, 02/01/18	6,025	6,164
5.000%, 12/01/18	38,783	39,679
5.000%, 07/01/19	31,063	31,781
5.000%, 07/01/20	23,601	24,146
5.000%, 08/01/20	17,661	18,302
5.000%, 12/01/20	46,709	48,021
5.500%, 11/01/17	430	429
5.500%, 12/01/17	140	140
5.500%, 01/01/18	474	474
5.500%, 02/01/18	2,205	2,208
5.500%, 06/01/19	30,718	31,213
5.500%, 07/01/19	30,214	30,752
5.500%, 08/01/19	7,456	7,573
5.500%, 09/01/19	31,569	32,271
5.500%, 01/01/21	19,758	20,344
5.500%, 03/01/21	5,980	6,185
6.000%, 03/01/18	105	105
6.000%, 11/01/18	1,374	1,388
6.000%, 01/01/21	32,366	33,426
6.000%, 05/01/21	7,684	7,928

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 09/01/46	228,902	230,294
3.000%, 10/01/46	887,359	892,762
3.000%, 11/01/46	1,117,938	1,124,746
3.500%, 11/01/41	53,927	55,947
3.500%, 01/01/42	725,763	753,333
3.500%, 01/01/43	251,494	260,189
3.500%, 04/01/43	820,614	848,493
3.500%, 05/01/43	1,138,065	1,176,346
3.500%, 07/01/43	1,287,244	1,329,956
3.500%, 08/01/43	424,824	439,442
3.500%, 09/01/43	1,751,530	1,809,820
3.500%, 02/01/45	1,273,316	1,320,907
3.500%, 09/01/45	1,497,681	1,545,084
3.500%, 10/01/45	1,025,962	1,063,402
3.500%, 01/01/46	321,725	333,652
3.500%, 05/01/46	610,781	631,694
3.500%, 07/01/46	1,303,778	1,350,840
3.500%, 10/01/46	418,401	431,643
3.500%, 12/01/46	1,051,054	1,084,321
3.500%, 01/01/47	152,491	157,318
3.500%, TBA (c)	726,000	748,432
4.000%, 09/01/40	1,282,243	1,356,434
4.000%, 11/01/40	298,391	315,641
4.000%, 12/01/40	700,341	740,651
4.000%, 02/01/41	801,340	847,789
4.000%, 06/01/41	814,526	861,331
4.000%, 11/01/41	274,524	290,297
4.000%, 01/01/42	1,896,789	2,005,529
4.000%, 04/01/42	244,578	258,572
4.000%, 10/01/42	210,219	222,270
4.000%, 12/01/42	243,047	256,911
4.000%, 01/01/43	391,911	415,307
4.000%, 04/01/43	70,332	74,341
4.000%, 05/01/43	772,786	819,476
4.000%, 06/01/43	348,145	368,044
4.000%, 07/01/43	335,994	354,246
4.000%, 01/01/44	144,510	153,770
4.000%, 04/01/44	159,914	169,028
4.000%, 05/01/44	593,400	627,317
4.000%, 11/01/44	298,737	314,836
4.000%, 02/01/45	439,798	469,071
4.000%, 06/01/47	1,216,142	1,281,071
4.000%, 07/01/47	1,793,187	1,888,924
4.000%, TBA (c)	2,645,100	2,785,001
4.500%, 08/01/33	165,253	178,002
4.500%, 03/01/34	499,597	538,849
4.500%, 01/01/40	177,732	192,031
4.500%, 08/01/40	42,616	46,232
4.500%, 02/01/41	288,891	313,477
4.500%, 04/01/41	497,302	538,967
4.500%, 11/01/42	162,049	175,277
4.500%, 01/01/43	371,592	402,211
4.500%, 04/01/44	2,125,222	2,299,864
4.500%, 06/01/44	217,082	234,942

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 11/01/33	95,499	$105,228
5.000%, 03/01/34	80,607	88,579
5.000%, 05/01/34	33,445	36,852
5.000%, 08/01/34	33,488	36,911
5.000%, 09/01/34	126,084	138,929
5.000%, 06/01/35	84,651	92,812
5.000%, 07/01/35	251,994	277,558
5.000%, 08/01/35	80,354	88,554
5.000%, 09/01/35	56,740	62,529
5.000%, 10/01/35	220,529	243,140
5.000%, 07/01/39	237,278	261,876
5.000%, 10/01/39	163,039	179,101
5.000%, 11/01/39	67,524	74,916
5.000%, 11/01/40	102,917	113,659
5.000%, 01/01/41	25,371	27,909
5.000%, 03/01/41	59,834	65,851
5.500%, 02/01/33	40,089	44,756
5.500%, 05/01/33	4,670	5,166
5.500%, 06/01/33	167,919	188,325
5.500%, 07/01/33	158,371	177,377
5.500%, 11/01/33	95,865	107,398
5.500%, 12/01/33	12,185	13,471
5.500%, 01/01/34	119,251	132,687
5.500%, 02/01/34	144,113	161,097
5.500%, 03/01/34	40,626	45,867
5.500%, 04/01/34	48,415	53,651
5.500%, 05/01/34	295,245	331,811
5.500%, 06/01/34	357,726	400,478
5.500%, 07/01/34	111,676	124,588
5.500%, 09/01/34	348,987	387,530
5.500%, 10/01/34	424,713	473,808
5.500%, 11/01/34	588,430	658,933
5.500%, 12/01/34	271,618	304,110
5.500%, 01/01/35	349,565	391,458
5.500%, 02/01/35	6,952	7,686
5.500%, 04/01/35	61,969	69,371
5.500%, 07/01/35	26,276	29,042
5.500%, 08/01/35	7,924	8,757
5.500%, 09/01/35	181,537	203,995
6.000%, 02/01/32	88,686	100,015
6.000%, 03/01/34	25,793	29,703
6.000%, 04/01/34	212,817	242,363
6.000%, 06/01/34	227,587	260,976
6.000%, 07/01/34	217,440	247,845
6.000%, 08/01/34	279,463	317,102
6.000%, 10/01/34	175,807	200,636
6.000%, 11/01/34	33,240	37,403
6.000%, 12/01/34	8,734	9,824
6.000%, 08/01/35	49,708	56,354
6.000%, 09/01/35	42,858	48,465
6.000%, 10/01/35	75,102	84,785
6.000%, 11/01/35	13,375	15,044
6.000%, 12/01/35	88,274	100,515
6.000%, 02/01/36	75,856	85,342
6.000%, 04/01/36	75,189	85,954

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 06/01/36	11,909	13,469
6.000%, 07/01/37	112,259	127,613
6.500%, 06/01/31	32,495	36,892
6.500%, 07/01/31	4,077	4,518
6.500%, 09/01/31	33,760	37,410
6.500%, 02/01/32	28,650	32,101
6.500%, 07/01/32	88,477	100,665
6.500%, 08/01/32	69,301	79,818
6.500%, 01/01/33	34,382	38,626
6.500%, 04/01/34	53,585	60,109
6.500%, 06/01/34	22,853	25,403
6.500%, 08/01/34	16,703	18,509
6.500%, 04/01/36	12,085	13,392
6.500%, 05/01/36	66,584	74,666
6.500%, 02/01/37	76,548	84,825
6.500%, 05/01/37	80,559	92,081
6.500%, 07/01/37	51,423	57,305
Fannie Mae Pool 2.280%, 11/01/26	157,710	152,050
2.410%, 05/01/23	92,249	92,837
2.550%, 05/01/23	148,194	150,168
2.700%, 07/01/25	121,000	120,961
3.746%, 07/01/18	97,660	98,857
3.800%, 02/01/18	130,307	130,183
4.600%, 09/01/19	126,766	132,622
5.000%, 03/01/26	84,444	96,221
5.370%, 05/01/18	596,138	599,013
Fannie Mae-ACES (CMO) 2.578%, 09/25/18	323,795	323,958
2.684%, 12/25/26 (d)	511,000	500,476
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	2,555	2,612
4.500%, 08/01/18	5,109	5,223
4.500%, 11/01/18	10,297	10,527
4.500%, 01/01/19	21,970	22,461
4.500%, 08/01/19	2,101	2,161
4.500%, 02/01/20	15,499	15,846
4.500%, 08/01/24	208,136	221,290
5.000%, 12/01/17	37	38
5.000%, 05/01/18	2,418	2,479
5.000%, 09/01/18	11,608	11,900
5.500%, 01/01/19	4,727	4,786
5.500%, 04/01/19	3,767	3,796
5.500%, 06/01/19	2,481	2,494
5.500%, 07/01/19	1,257	1,263
5.500%, 08/01/19	1,634	1,660
5.500%, 02/01/20	2,225	2,274
6.000%, 08/01/19	19,185	19,584
6.000%, 09/01/19	3,254	3,260
6.000%, 11/01/19	5,201	5,238
6.000%, 05/01/21	9,826	10,150
6.000%, 10/01/21	29,745	30,878
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	633,935	640,068
3.000%, 04/01/43	1,353,477	1,366,705

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, 05/01/43	1,172,830	$1,184,063
3.000%, 05/01/46	626,869	631,618
3.000%, 10/01/46	1,106,888	1,114,030
3.000%, 11/01/46	1,444,912	1,454,235
3.500%, 02/01/42	627,537	651,696
3.500%, 04/01/42	386,444	402,472
3.500%, 12/01/42	953,455	990,793
3.500%, 04/01/43	272,580	283,253
3.500%, 07/01/43	55,542	57,570
3.500%, 08/01/43	625,139	647,923
3.500%, 12/01/45	606,398	625,917
3.500%, 11/01/46	454,187	468,807
3.500%, 12/01/46	2,223,511	2,295,084
3.500%, 01/01/47	1,599,821	1,651,319
4.000%, 11/01/40	728,124	769,669
4.000%, 01/01/41	1,479,690	1,564,173
4.000%, 04/01/44	497,680	524,260
4.500%, 04/01/35	43,608	46,937
4.500%, 07/01/39	246,799	265,531
4.500%, 09/01/39	138,645	149,191
4.500%, 10/01/39	79,248	85,279
4.500%, 12/01/39	124,999	134,525
4.500%, 05/01/42	217,161	233,579
5.000%, 09/01/33	192,626	210,741
5.000%, 03/01/34	35,756	38,997
5.000%, 04/01/34	34,359	37,594
5.000%, 08/01/35	45,280	49,411
5.000%, 10/01/35	101,085	111,583
5.000%, 11/01/35	83,190	91,013
5.000%, 12/01/36	54,211	59,454
5.000%, 07/01/39	403,409	442,697
5.500%, 12/01/33	225,963	255,434
5.500%, 01/01/34	154,119	172,292
5.500%, 04/01/34	31,842	35,401
5.500%, 11/01/34	30,013	33,242
5.500%, 12/01/34	24,606	27,098
5.500%, 05/01/35	33,228	36,845
5.500%, 09/01/35	41,099	45,718
5.500%, 10/01/35	51,823	58,103
6.000%, 04/01/34	101,938	116,029
6.000%, 07/01/34	32,690	36,896
6.000%, 08/01/34	229,601	260,303
6.000%, 09/01/34	2,590	2,913
6.000%, 07/01/35	44,505	50,522
6.000%, 08/01/35	52,870	60,038
6.000%, 11/01/35	87,588	99,639
6.000%, 03/01/36	30,193	33,965
6.000%, 10/01/36	39,353	44,685
6.000%, 03/01/37	7,750	8,718
6.000%, 05/01/37	67,803	77,335
6.000%, 06/01/37	51,792	59,129
6.500%, 05/01/34	21,684	24,036
6.500%, 06/01/34	63,156	70,004
6.500%, 08/01/34	52,869	58,601
6.500%, 10/01/34	77,228	88,031

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.500%, 11/01/34	43,676	48,411
6.500%, 05/01/37	71,024	81,545
6.500%, 07/01/37	77,280	87,057
Freddie Mac Multifamily Structured Pass Through Certificates 3.300%, 10/25/26	310,000	321,525
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.508%, 07/25/24 (d) (e)	4,483,000	146,456
0.579%, 07/25/27 (d) (e)	3,891,000	189,021
0.618%, 07/25/24 (d) (e)	1,655,000	58,328
0.772%, 06/25/27 (d) (e)	4,356,000	243,021
0.891%, 06/25/27 (d) (e)	1,489,823	91,340
1.019%, 04/25/24 (d) (e)	1,983,039	94,836
1.869%, 11/25/19	361,632	361,503
2.412%, 08/25/18	444,408	445,843
2.456%, 08/25/19	330,000	333,038
2.510%, 11/25/22	489,000	493,401
2.670%, 12/25/24	507,000	510,014
2.673%, 03/25/26	676,000	672,618
2.682%, 10/25/22	620,000	630,577
2.716%, 06/25/22	346,271	353,189
2.791%, 01/25/22	474,000	485,214
3.060%, 07/25/23 (d)	219,000	226,472
3.111%, 02/25/23	695,000	721,053
3.154%, 02/25/18	102,369	102,537
3.171%, 10/25/24	424,000	440,378
3.224%, 03/25/27 (d)	312,000	321,688
3.250%, 04/25/23 (d)	803,000	839,023
3.320%, 02/25/23 (d)	186,000	194,930
3.458%, 08/25/23 (d)	835,000	881,269
5.085%, 03/25/19	1,226,000	1,271,925
Ginnie Mae I 30 Yr. Pool 3.500%, 12/15/41	358,471	374,135
3.500%, 02/15/42	140,150	146,682
4.500%, 09/15/33	87,222	94,132
4.500%, 11/15/39	271,269	291,194
4.500%, 03/15/40	307,041	335,489
4.500%, 04/15/40	338,998	363,498
4.500%, 06/15/40	149,243	161,959
5.000%, 03/15/34	31,274	34,414
5.000%, 06/15/34	73,140	80,535
5.000%, 12/15/34	32,631	35,915
5.000%, 06/15/35	10,242	11,180
5.500%, 11/15/32	145,417	162,795
5.500%, 08/15/33	238,830	269,166
5.500%, 12/15/33	137,560	155,071
5.500%, 09/15/34	114,877	129,616
5.500%, 10/15/35	17,584	19,590
6.000%, 12/15/28	35,843	40,679
6.000%, 12/15/31	30,039	34,192
6.000%, 03/15/32	3,486	3,929
6.000%, 10/15/32	150,787	171,741
6.000%, 01/15/33	32,286	36,424
6.000%, 02/15/33	1,719	1,953

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 04/15/33	154,980	$176,230
6.000%, 08/15/33	1,061	1,195
6.000%, 07/15/34	104,280	118,756
6.000%, 09/15/34	40,707	45,884
6.000%, 01/15/38	132,962	151,207
Ginnie Mae II 30 Yr. Pool 3.500%, 06/20/43	756,856	791,053
3.500%, 07/20/43	952,102	995,121
4.000%, 01/20/41	921,999	978,934
4.000%, 02/20/41	230,093	244,008
4.000%, 04/20/41	174,548	185,114
4.000%, 02/20/42	237,127	251,450
4.500%, 07/20/33	17,551	18,884
4.500%, 09/20/33	10,370	11,154
4.500%, 12/20/34	7,792	8,374
4.500%, 03/20/35	44,979	48,344
4.500%, 01/20/41	240,017	258,084
5.000%, 07/20/33	35,475	38,771
6.000%, 01/20/35	40,250	46,195
6.000%, 02/20/35	20,701	24,232
6.000%, 04/20/35	35,094	40,143
Government National Mortgage Association (CMO) 0.658%, 02/16/59 (d) (e)	2,481,352	154,591

		92,308,481

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	467,981

U.S. Treasury—13.5%
U.S. Treasury Bonds 2.500%, 02/15/45	68,000	63,421
2.875%, 05/15/43 (b)	19,237,600	19,390,900
2.875%, 11/15/46	1,365,000	1,369,852
3.500%, 02/15/39	1,000,000	1,129,140
4.500%, 02/15/36 (b)	179,000	230,246
4.500%, 08/15/39	2,514,000	3,250,425
5.000%, 05/15/37 (b)	232,000	317,097
5.250%, 02/15/29	16,000	20,607
5.375%, 02/15/31	276,000	369,883
6.250%, 08/15/23	80,000	98,650
U.S. Treasury Notes 1.000%, 06/30/19 (b)	16,589,000	16,462,638
1.375%, 02/29/20	6,798,000	6,769,852
1.750%, 11/30/21	18,242,000	18,180,006
2.000%, 11/15/26	1,875,000	1,827,173
2.500%, 08/15/23	13,502,000	13,850,098
3.125%, 05/15/19	6,086,000	6,250,512
3.125%, 05/15/21	3,504,000	3,674,683
3.500%, 05/15/20 (b)	25,140,000	26,389,144

		119,644,327

Total U.S. Treasury & Government Agencies (Cost $208,981,475)		212,420,789

Corporate Bonds & Notes—10.7%
Security Description	Principal Amount*	Value

Agriculture—0.3%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	828,000	840,567
Reynolds American, Inc. 5.850%, 08/15/45	1,296,000	1,585,787

		2,426,354

Auto Manufacturers—0.2%
General Motors Co. 5.150%, 04/01/38 (b)	235,000	240,943
6.750%, 04/01/46 (b)	374,000	450,522
General Motors Financial Co., Inc. 3.200%, 07/06/21	776,000	789,640

		1,481,105

Auto Parts & Equipment—0.0%
Lear Corp. 3.800%, 09/15/27 (b)	403,000	401,470

Banks—2.6%
ABN AMRO Bank NV 4.800%, 04/18/26 (144A)	800,000	854,683
Banco de Credito del Peru 5.375%, 09/16/20	835,000	910,150
Bank of America Corp. 4.100%, 07/24/23	1,270,000	1,352,313
4.125%, 01/22/24	1,973,000	2,099,005
5.490%, 03/15/19	196,000	204,800
7.625%, 06/01/19	710,000	774,828
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A) (b)	810,000	927,450
BPCE S.A. 12.500%, -1 x 3M USD LIBOR + 12.980%, 09/30/19 (144A) (b) (d)	922,000	1,094,875
Citigroup, Inc. 2.500%, 09/26/18 (b)	580,000	583,858
Citizens Bank NA/Providence 2.250%, 03/02/20	292,000	292,386
Credit Suisse AG 6.500%, 08/08/23 (144A)	396,000	447,480
Goldman Sachs Group, Inc. (The) 3.850%, 01/26/27	1,118,000	1,142,221
HSBC Holdings plc 6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (d)	490,000	512,491
ING Bank NV 5.800%, 09/25/23 (144A)	1,076,000	1,228,516
JPMorgan Chase & Co. 3.782%, 3M USD LIBOR + 1.337%, 02/01/28 (b) (d)	1,115,000	1,147,418
6.300%, 04/23/19	1,210,000	1,291,162
KFW 4.875%, 06/17/19	1,290,000	1,359,557
Morgan Stanley 3.625%, 01/20/27	1,112,000	1,127,106
3.875%, 04/29/24	1,081,000	1,131,279

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 4.000%, 07/23/25	396,000	$417,489
6.625%, 04/01/18	1,343,000	1,375,823
Royal Bank of Scotland Group plc 3.875%, 09/12/23	1,128,000	1,154,263
UBS Group Funding Switzerland AG 4.125%, 04/15/26 (144A) (b) (f)	838,000	879,492
4.253%, 03/23/28 (144A) (b)	838,000	879,067

		23,187,712

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,572,776

Biotechnology—0.3%
Celgene Corp. 2.875%, 08/15/20	504,000	514,459
Gilead Sciences, Inc. 3.500%, 02/01/25	1,880,000	1,957,842
3.700%, 04/01/24	312,000	329,514

		2,801,815

Chemicals—0.0%
Sherwin-Williams Co. (The) 4.500%, 06/01/47	402,000	421,878

Commercial Services—0.2%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,466,608

Computers—0.3%
Apple, Inc. 2.850%, 02/23/23	1,176,000	1,204,183
3.350%, 02/09/27	745,000	767,042
3.850%, 05/04/43	370,000	372,742

		2,343,967

Diversified Financial Services—0.5%
E*TRADE Financial Corp. 2.950%, 08/24/22	338,000	338,752
GE Capital International Funding Co. 3.373%, 11/15/25	358,000	370,258
Intercontinental Exchange, Inc. 2.350%, 09/15/22	487,000	486,227
2.750%, 12/01/20 (b)	301,000	306,800
4.000%, 10/15/23 (b)	832,000	892,747
Raymond James Financial, Inc. 4.950%, 07/15/46	778,000	836,682
Visa, Inc. 3.150%, 12/14/25	1,192,000	1,221,211

		4,452,677

Electric—1.0%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23 (b)	440,000	463,680
Duke Energy Corp. 2.650%, 09/01/26	131,000	125,277
Enel Finance International NV 4.750%, 05/25/47 (144A)	448,000	474,165
Exelon Corp. 3.400%, 04/15/26	1,137,000	1,143,310
Midamerican Funding LLC 6.927%, 03/01/29	699,000	919,460
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	952,541
PPL Capital Funding, Inc. 3.400%, 06/01/23 (b)	880,000	906,044
5.000%, 03/15/44	296,000	332,260
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,103,627
Southern Co. (The) 3.250%, 07/01/26 (b)	1,295,000	1,280,154
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (f)	778,000	785,500
2.750%, 05/04/22 (144A)	630,000	630,882

		9,116,900

Food—0.2%
Danone S.A. 2.947%, 11/02/26 (144A)	1,133,000	1,099,559
Kraft Heinz Foods Co. 3.000%, 06/01/26	865,000	828,577
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	249,567

		2,177,703

Healthcare-Products—0.6%
Abbott Laboratories 4.900%, 11/30/46	749,000	836,582
Becton Dickinson & Co. 2.675%, 12/15/19	520,000	526,243
Medtronic, Inc. 4.375%, 03/15/35	946,000	1,041,351
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	851,000	832,884
3.200%, 08/15/27	1,100,000	1,088,140
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	1,222,000	1,233,872

		5,559,072

Healthcare-Services—0.2%
Laboratory Corp. of America Holdings 3.200%, 02/01/22	213,000	218,007
3.250%, 09/01/24	558,000	559,625
4.700%, 02/01/45	267,000	275,014

BHFTII-238

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Northwell Healthcare, Inc. 3.979%, 11/01/46	57,000	$53,937
4.260%, 11/01/47	456,000	459,349

		1,565,932

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,119,010

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	914,000	960,250

Insurance—0.5%
American International Group, Inc. 4.125%, 02/15/24	750,000	796,452
4.875%, 06/01/22	1,770,000	1,944,230
Berkshire Hathaway, Inc. 3.125%, 03/15/26	390,000	394,424
Liberty Mutual Group, Inc. 4.850%, 08/01/44 (144A)	484,000	526,573
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21 (b)	920,000	996,374

		4,658,053

Internet—0.2%
Baidu, Inc. 3.500%, 11/28/22	1,110,000	1,142,039
Priceline Group, Inc. (The) 2.750%, 03/15/23	586,000	585,404

		1,727,443

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,787,791

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	523,000	559,095
Comcast Corp. 4.600%, 08/15/45	748,000	822,930
COX Communications, Inc. 3.500%, 08/15/27 (144A)	309,000	304,106
4.600%, 08/15/47 (144A) (b)	127,000	125,946
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33 (b)	1,240,000	1,685,494

		3,497,571

Mining—0.2%
Glencore Funding LLC 4.000%, 03/27/27 (144A) (b)	200,000	201,211
4.125%, 05/30/23 (144A)	684,000	712,078

Mining—(Continued)
Southern Copper Corp. 5.875%, 04/23/45	718,000	817,716

		1,731,005

Miscellaneous Manufacturing—0.1%
General Electric Co. 1.924%, 3M USD LIBOR + 0.620%, 01/09/20 (d)	633,000	640,277

Oil & Gas—0.3%
BP Capital Markets plc 4.500%, 10/01/20 (b)	306,000	327,594
Marathon Petroleum Corp. 3.625%, 09/15/24	858,000	873,757
Statoil ASA 7.750%, 06/15/23	100,000	125,788
Valero Energy Corp. 4.900%, 03/15/45	896,000	961,594

		2,288,733

Pharmaceuticals—0.2%
Allergan Funding SCS 3.800%, 03/15/25	463,000	480,830
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (b)	1,498,000	1,476,754

		1,957,584

Pipelines—0.7%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,228,000	1,276,321
4.250%, 07/15/27 (144A)	93,000	95,681
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	960,840
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	691,000	716,265
ONEOK, Inc. 4.950%, 07/13/47	869,000	871,295
Phillips 66 Partners L.P. 4.900%, 10/01/46 (b)	655,000	655,572
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	1,100,000	1,173,238

		5,749,212

Real Estate Investment Trusts—0.1%
Crown Castle International Corp. 3.650%, 09/01/27	665,000	664,635

Retail—0.2%
Coach, Inc. 4.125%, 07/15/27 (b)	572,000	575,021
CVS Health Corp. 3.875%, 07/20/25	1,094,000	1,141,056

		1,716,077

BHFTII-239

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.2%
Fidelity National Information Services, Inc. 4.500%, 08/15/46	210,000	$217,383
Microsoft Corp. 4.250%, 02/06/47	1,456,000	1,609,726

		1,827,109

Telecommunications—0.6%
AT&T, Inc. 3.000%, 06/30/22	838,000	846,159
3.400%, 08/14/24	1,359,000	1,361,116
3.400%, 05/15/25	838,000	826,604
5.450%, 03/01/47	896,000	947,798
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	370,000	391,931
6.113%, 01/15/20 (144A)	711,000	759,693

		5,133,301

Total Corporate Bonds & Notes (Cost $90,471,974)		94,434,020

Mortgage-Backed Securities—1.3%

Collateralized Mortgage Obligations—0.0%
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (f)	8,313	747

Commercial Mortgage-Backed Securities—1.3%
CD Commercial Mortgage Trust 3.514%, 05/10/50 (d)	1,519,456	1,567,055
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.510%, 09/10/50	980,547	1,005,100
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,361,997
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	761,214
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (f)	14,499	14,839
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,423,595
GS Mortgage Securities Trust 3.433%, 05/10/50	687,654	705,726
JPMBB Commercial Mortgage Securities Trust 3.227%, 10/15/48	1,036,740	1,052,351
3.494%, 01/15/48	1,590,000	1,640,619
JPMCC Commercial Mortgage Securities Trust 3.454%, 09/15/50	266,697	273,742
Morgan Stanley Capital I, Inc. 1.282%, 11/15/30 (144A) (d) (e)	517,335	30
3.530%, 06/15/50	470,148	485,992
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,459,835

		11,752,095

Total Mortgage-Backed Securities (Cost $11,757,115)		11,752,842

Asset-Backed Securities—1.3%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.3%
Chesapeake Funding II LLC 2.234%, 1M USD LIBOR + 1.000%, 06/15/28 (144A) (d) (f)	1,029,469	1,035,800
Ford Credit Auto Owner Trust 2.260%, 11/15/25 (144A)	550,000	554,018
2.310%, 04/15/26 (144A)	425,000	428,464

		2,018,282

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 2.834%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d) (f)	610,520	528,099
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	176,377	178,930
Home Equity Loan Trust 5.320%, 12/25/35 (d)	362,705	342,606

		1,049,635

Asset-Backed - Other—0.9%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	1,002,673
Cent CLO, Ltd. 2.527%, 3M USD LIBOR + 1.210%, 07/27/26 (144A) (d)	955,730	955,889
2.611%, 3M USD LIBOR + 1.300%, 01/30/25 (144A) (d)	643,523	644,625
Dryden 34 Senior Loan Fund Zero Coupon, 3M USD LIBOR + 1.160%, 10/15/26 (144A) (d)	1,430,000	1,438,228
Dryden XXVI Senior Loan Fund 2.404%, 3M USD LIBOR + 1.100%, 07/15/25 (144A) (d)	1,011,560	1,011,835
Fortress Credit BSL, Ltd. 2.486%, 3M USD LIBOR + 1.180%, 01/19/25 (144A) (d)	406,011	406,938
Mountain Hawk CLO, Ltd. 3.104%, 3M USD LIBOR + 1.800%, 04/18/25 (144A) (d)	1,463,576	1,466,390
Small Business Administration Participation Certificates 4.350%, 07/01/23	140,579	145,697
4.770%, 04/01/24	10,094	10,554
4.950%, 03/01/25	50,780	53,511
4.990%, 09/01/24	30,639	32,228
5.110%, 08/01/25	77,770	82,005
5.180%, 05/01/24	15,165	15,970
5.520%, 06/01/24	35,389	37,459
Voya CLO 2013-2, Ltd. 2.464%, 3M USD LIBOR + 1.150%, 04/25/25 (144A) (d)	888,428	891,756

		8,195,758

Total Asset-Backed Securities (Cost $11,269,056)		11,263,675

BHFTII-240

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Convertible Preferred Stocks—0.5%

Security Description	Shares/ Principal Amount*	Value

Electric Utilities—0.1%
NextEra Energy, Inc. 6.123%, 09/01/19	6,834	$377,783
6.371%, 09/01/18	7,900	523,849

		901,632

Pharmaceuticals—0.4%
Allergan plc 5.500%, 03/01/18 (b)	5,341	3,940,697

Total Convertible Preferred Stocks (Cost $5,627,896)		4,842,329

Municipals—0.2%
New Jersey Turnpike Authority 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,583,222

Foreign Government—0.1%

Sovereign—0.1%
Mexico Government International Bonds 4.750%, 03/08/44 (Cost $897,005)	909,000	936,725

Preferred Stock—0.1%

Automobiles—0.1%
Hyundai Motor Co. (Cost $510,357)	5,254	470,408

Short-Term Investments—1.7%

Discount Note—1.3%
Federal Home Loan Bank 0.313%, 10/02/17 (g)	11,142,000	11,141,809

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $3,574,622 on 10/02/17, collateralized by $3,715,000 U.S. Treasury Note at 1.125% due 02/28/21 with a value of $3,649,122.	3,574,586	3,574,586

Total Short-Term Investments (Cost $14,716,395)		14,716,395

Securities Lending Reinvestments (h)—8.1%

Certificates of Deposit—4.4%
ABN AMRO Bank NV Zero Coupon, 02/22/18	993,749	994,630

Certificates of Deposit—(Continued)
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	1,500,000	1,499,862
Bank of China, Ltd. 1.540%, 10/23/17	500,000	500,000
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	1,000,000	1,000,464
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	3,000,000	3,000,354
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	2,500,000	2,500,135
1.647%, 1M LIBOR + 0.410%, 10/27/17 (d)	500,000	500,105
Chiba Bank, Ltd., New York 1.360%, 11/07/17	500,000	500,000
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (d)	500,000	500,035
DNB Bank ASA New York 1.120%, 10/05/17	1,000,000	999,997
KBC Bank NV 1.380%, 10/26/17	2,500,000	2,500,275
Mitsubishi UFJ Trust and Banking Corp. 1.485%, 1M LIBOR + 0.250%, 10/11/17 (d)	500,000	500,013
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	1,000,000	999,988
1.436%, 1M LIBOR + 0.200%, 02/12/18 (d)	2,000,000	2,001,493
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (d)	2,500,000	2,500,875
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	500,000	499,983
1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	1,000,000	1,000,046
1.801%, 3M LIBOR + 0.490%, 11/01/17 (d)	1,001,031	1,000,301
Norinchukin Bank New York 1.407%, 1M LIBOR + 0.170%, 02/23/18 (d)	2,000,000	2,000,084
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	1,000,000	999,955
Standard Chartered plc 1.460%, 02/02/18	1,500,000	1,500,379
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	500,000	499,985
1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	500,000	500,052
1.462%, 3M LIBOR + 0.150%, 02/08/18 (d)	2,500,000	2,499,885
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	750,000	750,075
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	3,500,000	3,500,476
Swedbank AB 1.140%, 10/02/17	1,000,000	999,999
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	1,200,000	1,201,070
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,500,000	1,499,990
1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	400,000	400,096

		39,350,602

BHFTII-241

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—2.2%
Barton Capital S.A. 1.330%, 10/05/17	2,491,965	$2,499,825
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	1,250,000	1,251,087
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	2,500,000	2,500,135
1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	1,000,000	1,000,046
LMA S.A. & LMA Americas 1.420%, 12/11/17	1,988,088	1,994,970
Macquarie Bank, Ltd., London 1.340%, 10/27/17	2,989,727	2,997,208
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (d)	500,000	500,258
Sheffield Receivables Co. 1.330%, 10/05/17	2,990,025	2,999,805
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	3,500,000	3,500,812
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	300,000	300,056

		19,544,202

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $4,434,417 on 10/02/17, collateralized by $7,374,202 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $4,522,709.	4,434,029	4,434,029
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $50,812 on 01/02/18, collateralized by various Common Stock with a value of $55,000.	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,122,624 on 01/02/18, collateralized by various Common Stock with a value of $1,210,000.	1,100,000	1,100,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $3,021,945 on 01/02/18, collateralized by various Common Stock with a value of $3,300,001.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $5,000,492 on 10/02/17, collateralized by $12,429,060 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $5,100,502.	5,000,000	5,000,000

		13,584,029

Total Securities Lending Reinvestments (Cost $72,469,600)		72,478,833

Total Investments—108.4% (Cost $815,222,449)		957,009,997
Other assets and liabilities (net)—(8.4)%		(74,311,816)

Net Assets—100.0%		$882,698,181

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $70,519,347 and the collateral received consisted of cash in the amount of $72,438,614. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Interest only security.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $3,244,477, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $29,539,083, which is 3.3% of net assets.

BHFTII-242

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London InterBank Offered Rate

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Bayview Financial Revolving Asset Trust, 2.834%, 12/28/40	03/01/06	$610,520	$610,520	$528,099
BlackRock Capital Finance L.P., 7.750%, 09/25/26	10/10/96	8,313	8,011	747
Chesapeake Funding II LLC, 2.234%, 06/15/28	06/14/16	1,029,469	1,029,469	1,035,800
General Electric Capital Assurance Co., 5.743%, 05/12/35	09/23/03	14,499	14,572	14,839
State Grid Overseas Investment, Ltd., 2.750%, 05/07/19	04/28/14	778,000	775,587	785,500
UBS Group Funding Switzerland AG, 4.125%, 04/15/26	03/23/17	838,000	836,377	879,492

				$3,244,477

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,221,775	$—	$—	$17,221,775
Air Freight & Logistics	3,352,793	—	—	3,352,793
Airlines	2,013,893	—	—	2,013,893
Auto Components	3,233,030	—	—	3,233,030
Automobiles	1,397,434	1,887,777	—	3,285,211
Banks	54,776,560	1,391,582	—	56,168,142
Beverages	1,919,000	3,286,328	—	5,205,328
Biotechnology	2,164,450	—	—	2,164,450
Building Products	10,897,597	—	—	10,897,597
Capital Markets	34,560,920	1,479,971	—	36,040,891
Chemicals	15,869,160	—	—	15,869,160
Commercial Services & Supplies	—	1,000,927	—	1,000,927
Communications Equipment	5,093,196	—	—	5,093,196
Consumer Finance	3,876,350	—	—	3,876,350

BHFTII-243

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Containers & Packaging	$865,044	$—	$—	$865,044
Distributors	1,329,399	—	—	1,329,399
Diversified Telecommunication Services	3,711,651	520,824	—	4,232,475
Electric Utilities	12,908,396	705,095	—	13,613,491
Electrical Equipment	3,497,648	—	—	3,497,648
Energy Equipment & Services	4,364,465	—	—	4,364,465
Equity Real Estate Investment Trusts	5,727,934	—	—	5,727,934
Food & Staples Retailing	7,341,105	—	—	7,341,105
Food Products	10,938,889	8,348,607	—	19,287,496
Health Care Equipment & Supplies	18,702,848	—	—	18,702,848
Health Care Providers & Services	9,768,353	—	—	9,768,353
Hotels, Restaurants & Leisure	5,217,521	—	—	5,217,521
Household Durables	3,461,352	—	—	3,461,352
Household Products	3,077,610	1,632,410	—	4,710,020
Industrial Conglomerates	14,026,830	—	—	14,026,830
Insurance	30,052,702	2,401,334	—	32,454,036
Internet & Direct Marketing Retail	1,285,236	—	—	1,285,236
Internet Software & Services	7,126,707	—	—	7,126,707
IT Services	22,780,469	—	—	22,780,469
Life Sciences Tools & Services	6,348,228	—	—	6,348,228
Machinery	9,481,204	—	—	9,481,204
Media	23,022,074	—	—	23,022,074
Metals & Mining	—	2,542,339	—	2,542,339
Mortgage Real Estate Investment Trusts	2,878,670	—	—	2,878,670
Multi-Utilities	3,281,245	1,097,483	—	4,378,728
Oil, Gas & Consumable Fuels	25,536,365	5,214,218	—	30,750,583
Personal Products	1,523,686	—	—	1,523,686
Pharmaceuticals	29,756,724	4,976,858	—	34,733,582
Professional Services	1,578,615	—	—	1,578,615
Real Estate Management & Development	2,209,775	—	—	2,209,775
Road & Rail	8,431,585	—	—	8,431,585
Semiconductors & Semiconductor Equipment	11,246,657	—	—	11,246,657
Software	10,522,088	—	—	10,522,088
Specialty Retail	6,162,066	—	—	6,162,066
Technology Hardware, Storage & Peripherals	5,081,794	—	—	5,081,794
Textiles, Apparel & Luxury Goods	1,840,906	1,132,284	—	2,973,190
Tobacco	20,465,736	478,615	—	20,944,351
Trading Companies & Distributors	2,086,372	—	—	2,086,372
Total Common Stocks	494,014,107	38,096,652	—	532,110,759
Total U.S. Treasury & Government Agencies*	—	212,420,789	—	212,420,789
Total Corporate Bonds & Notes*	—	94,434,020	—	94,434,020
Total Mortgage-Backed Securities*	—	11,752,842	—	11,752,842
Total Asset-Backed Securities*	—	11,263,675	—	11,263,675
Total Convertible Preferred Stocks*	4,842,329	—	—	4,842,329
Total Municipals	—	1,583,222	—	1,583,222
Total Foreign Government*	—	936,725	—	936,725
Total Preferred Stock*	—	470,408	—	470,408
Total Short-Term Investments*	—	14,716,395	—	14,716,395
Total Securities Lending Reinvestments*	—	72,478,833	—	72,478,833
Total Investments	$498,856,436	$458,153,561	$—	$957,009,997

Collateral for Securities Loaned (Liability)	$—	$(72,438,614)	$—	$(72,438,614)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $840,382 were due to a lack of trading activity in the security which led to it being valued using significant observable inputs other than a quoted price in an active market.

BHFTII-244

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Lockheed Martin Corp. (a)	79,668	$24,720,184
Northrop Grumman Corp.	163,382	47,008,269
United Technologies Corp.	320,407	37,192,844

		108,921,297

Air Freight & Logistics—1.1%
United Parcel Service, Inc. - Class B	312,128	37,483,452

Auto Components—1.1%
Delphi Automotive plc	390,308	38,406,307

Automobiles—0.2%
Harley-Davidson, Inc. (a)	109,900	5,298,279

Banks—14.1%
Citigroup, Inc.	1,106,380	80,478,081
JPMorgan Chase & Co.	1,645,180	157,131,142
PNC Financial Services Group, Inc. (The)	395,944	53,361,373
U.S. Bancorp (a)	1,389,074	74,440,475
Wells Fargo & Co.	1,933,285	106,620,668

		472,031,739

Beverages—1.7%
Diageo plc	1,143,553	37,593,684
PepsiCo, Inc.	166,343	18,535,600

		56,129,284

Building Products—2.0%
Johnson Controls International plc (a)	1,654,060	66,642,077

Capital Markets—8.3%
Bank of New York Mellon Corp. (The)	751,902	39,865,844
BlackRock, Inc.	75,473	33,743,224
Franklin Resources, Inc.	302,771	13,476,337
Goldman Sachs Group, Inc. (The)	347,048	82,316,315
Moody’s Corp. (a)	168,053	23,394,658
Nasdaq, Inc.	429,002	33,277,685
S&P Global, Inc.	32,082	5,014,737
State Street Corp.	336,368	32,136,599
T. Rowe Price Group, Inc. (a)	158,392	14,358,235

		277,583,634

Chemicals—3.5%
DowDuPont, Inc.	203,054	14,057,429
Monsanto Co.	108,628	13,015,807
PPG Industries, Inc.	572,526	62,210,675
Sherwin-Williams Co. (The)	74,108	26,533,628

		115,817,539

Consumer Finance—1.0%
American Express Co.	377,676	34,164,571

Containers & Packaging—0.5%
Crown Holdings, Inc. (b)	267,953	16,002,153

Diversified Telecommunication Services—0.8%
Verizon Communications, Inc.	539,542	26,701,934

Electric Utilities—1.8%
Duke Energy Corp.	541,857	45,472,640
Xcel Energy, Inc.	296,460	14,028,487

		59,501,127

Electrical Equipment—1.0%
Eaton Corp. plc	428,202	32,881,632

Energy Equipment & Services—1.8%
Schlumberger, Ltd.	870,625	60,734,800

Equity Real Estate Investment Trusts—0.4%
Public Storage	61,137	13,082,707

Food & Staples Retailing—1.6%
CVS Health Corp.	642,276	52,229,884

Food Products—3.9%
Archer-Daniels-Midland Co.	275,698	11,719,922
Danone S.A.	201,473	15,807,916
General Mills, Inc. (a)	691,869	35,811,139
J.M. Smucker Co. (The)	111,886	11,740,198
Nestle S.A.	660,948	55,355,307

		130,434,482

Health Care Equipment & Supplies—5.0%
Abbott Laboratories (a)	998,790	53,295,435
Danaher Corp.	462,935	39,710,564
Medtronic plc	966,822	75,189,747

		168,195,746

Health Care Providers & Services—1.9%
Cigna Corp.	113,452	21,208,717
Express Scripts Holding Co. (b)	254,596	16,121,019
McKesson Corp.	143,076	21,977,904
UnitedHealth Group, Inc.	27,627	5,410,748

		64,718,388

Household Durables—0.2%
Newell Brands, Inc. (a)	164,932	7,037,648

Household Products—0.9%
Procter & Gamble Co. (The)	184,418	16,778,350
Reckitt Benckiser Group plc	146,218	13,348,849

		30,127,199

Industrial Conglomerates—3.9%
3M Co.	322,415	67,674,909
Honeywell International, Inc.	441,161	62,530,160

		130,205,069

BHFTII-245

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—7.4%
Aon plc (a)	442,193	$64,604,397
Chubb, Ltd.	518,684	73,938,404
Prudential Financial, Inc.	292,411	31,089,138
Travelers Cos., Inc. (The)	624,697	76,537,876

		246,169,815

IT Services—5.9%
Accenture plc - Class A	692,310	93,510,312
Amdocs, Ltd.	126,926	8,163,880
Cognizant Technology Solutions Corp. - Class A	201,647	14,627,473
DXC Technology Co.	119,983	10,304,140
Fidelity National Information Services, Inc.	375,203	35,040,208
Fiserv, Inc. (b)	128,189	16,531,254
International Business Machines Corp.	130,452	18,925,976

		197,103,243

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.	233,939	44,261,259

Machinery—2.1%
Illinois Tool Works, Inc.	198,511	29,371,688
Ingersoll-Rand plc (a)	217,531	19,397,239
Stanley Black & Decker, Inc.	132,051	19,935,739

		68,704,666

Media—3.5%
Comcast Corp. - Class A	1,175,581	45,236,357
Interpublic Group of Cos., Inc. (The) (a)	986,274	20,504,636
Omnicom Group, Inc. (a)	557,938	41,326,468
Time Warner, Inc.	97,608	9,999,940

		117,067,401

Oil, Gas & Consumable Fuels—3.5%
Chevron Corp.	253,664	29,805,520
EOG Resources, Inc.	347,349	33,602,542
Exxon Mobil Corp.	367,874	30,158,311
Occidental Petroleum Corp.	368,937	23,689,445

		117,255,818

Personal Products—0.3%
Coty, Inc. - Class A (a)	697,531	11,530,187

Pharmaceuticals—7.1%
Johnson & Johnson	895,071	116,368,181
Merck & Co., Inc.	484,554	31,025,993
Novartis AG	93,538	8,026,619
Pfizer, Inc.	2,066,843	73,786,295
Roche Holding AG	26,839	6,851,504

		236,058,592

Professional Services—0.4%
Equifax, Inc.	139,672	14,803,835

Road & Rail—1.4%
Canadian National Railway Co.	240,767	19,947,546
Union Pacific Corp.	218,755	25,369,017

		45,316,563

Semiconductors & Semiconductor Equipment—1.3%
Texas Instruments, Inc.	479,636	42,994,571

Specialty Retail—0.2%
Advance Auto Parts, Inc. (a)	59,150	5,867,680

Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc. (a)	611,110	15,057,750

Tobacco—3.8%
Altria Group, Inc.	219,325	13,909,592
Philip Morris International, Inc.	1,023,341	113,601,084

		127,510,676

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (b)	169,021	6,096,588

Total Common Stocks (Cost $2,330,403,560)		3,300,129,592

Short-Term Investments—1.1%

Discount Note—0.8%
Federal Home Loan Bank 0.313%, 10/02/17 (c)	26,797,000	26,796,541

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $9,128,974 on 10/02/17, collateralized by $9,385,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $9,315,467.	9,128,883	9,128,883

Total Short-Term Investments (Cost $35,925,424)		35,925,424

Securities Lending Reinvestments (d)—4.5%

Certificates of Deposit—2.5%
ABN AMRO Bank NV Zero Coupon, 11/21/17	1,993,074	1,996,680
Zero Coupon, 02/22/18	1,490,624	1,491,945
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (e)	2,500,000	2,499,770
Bank of China, Ltd. 1.540%, 10/23/17	2,500,000	2,500,000

BHFTII-246

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (e)	5,000,000	$5,000,965
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (e)	9,000,000	9,004,176
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (e)	3,000,000	3,000,162
1.647%, 1M LIBOR + 0.410%, 10/27/17 (e)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
Credit Industriel et Commercial 1.384%, 1M LIBOR + 0.150%, 02/16/18 (e)	2,999,876	3,000,114
Credit Suisse AG New York 1.487%, 1M LIBOR + 0.250%, 10/25/17 (e)	2,500,000	2,500,175
DNB Bank ASA New York 1.120%, 10/05/17	2,000,000	1,999,994
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	2,996,111	2,998,470
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (e)	5,000,000	4,999,940
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (e)	6,000,000	6,002,100
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (e)	2,000,000	1,999,930
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (e)	2,000,000	1,999,910
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (e)	10,900,000	10,909,646
Standard Chartered plc 1.460%, 02/02/18	1,500,000	1,500,380
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (e)	1,000,000	1,000,074
1.488%, 1M LIBOR + 0.250%, 10/26/17 (e)	2,000,000	2,000,200
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (e)	2,000,000	2,000,272
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (e)	8,500,000	8,507,582
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (e)	1,750,000	1,750,422

		82,663,114

Commercial Paper—1.1%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	1,495,310	1,499,899
Barton Capital S.A. 1.320%, 12/11/17	1,993,400	1,994,768
1.330%, 10/13/17	1,993,276	1,999,304
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (e)	7,000,000	7,006,090
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (e)	3,500,000	3,500,189
1.386%, 1M LIBOR + 0.150%, 11/13/17 (e)	4,000,000	4,000,184
Macquarie Bank, Ltd., London 1.340%, 10/27/17	3,986,302	3,996,278
Sheffield Receivables Co. 1.330%, 10/05/17	2,491,688	2,499,837
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (e)	5,000,000	5,000,305
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (e)	4,000,000	4,000,928
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (e)	3,250,000	3,250,602

		38,748,384

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $905,344 on 10/02/17, collateralized by $1,505,540 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $923,371.	905,265	905,265
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $4,500,394 on 10/02/17, collateralized by $4,581,034 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $4,590,001.	4,500,000	4,500,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $3,251,984 on 01/02/18, collateralized by various Common Stock with a value of $3,520,000.	3,200,000	3,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $600,060 on 10/02/17, collateralized by $603,546 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $612,003.	600,000	600,000

BHFTII-247

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $2,814,896 on 01/02/18, collateralized by $15,076 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $3,112,299.	2,800,000	$2,800,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $400,034 on 10/02/17, collateralized by $383,717 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $408,311.	400,000	400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $5,036,575 on 01/02/18, collateralized by various Common Stock with a value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $2,041,135 on 01/02/18, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	2,000,000

		19,405,265

Time Deposits—0.3%
Australia New Zealand Bank 1.070%, 10/02/17	2,000,000	2,000,000
Credit Agricole S.A. 1.080%, 10/02/17	200,000	200,000
Credit Industriel et Commercial 1.100%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	200,000	200,000

Time Deposits—(Continued)
Landesbank Hessen-Thuringen 1.170%, 10/02/17	300,000	300,000
National Bank of Canada 1.060%, 10/02/17	2,000,000	2,000,000
Nordea Bank New York 1.050%, 10/02/17	2,900,000	2,900,000
Standard Chartered plc 1.200%, 10/02/17	300,000	300,000

		9,900,000

Total Securities Lending Reinvestments (Cost $150,680,652)		150,716,763

Total Investments—104.5% (Cost $2,517,009,636)		3,486,771,779
Other assets and liabilities (net)—(4.5)%		(149,169,335)

Net Assets—100.0%		$3,337,602,444

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $147,854,582 and the collateral received consisted of cash in the amount of $150,644,927. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate

BHFTII-248

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$108,921,297	$—	$—	$108,921,297
Air Freight & Logistics	37,483,452	—	—	37,483,452
Auto Components	38,406,307	—	—	38,406,307
Automobiles	5,298,279	—	—	5,298,279
Banks	472,031,739	—	—	472,031,739
Beverages	18,535,600	37,593,684	—	56,129,284
Building Products	66,642,077	—	—	66,642,077
Capital Markets	277,583,634	—	—	277,583,634
Chemicals	115,817,539	—	—	115,817,539
Consumer Finance	34,164,571	—	—	34,164,571
Containers & Packaging	16,002,153	—	—	16,002,153
Diversified Telecommunication Services	26,701,934	—	—	26,701,934
Electric Utilities	59,501,127	—	—	59,501,127
Electrical Equipment	32,881,632	—	—	32,881,632
Energy Equipment & Services	60,734,800	—	—	60,734,800
Equity Real Estate Investment Trusts	13,082,707	—	—	13,082,707
Food & Staples Retailing	52,229,884	—	—	52,229,884
Food Products	59,271,259	71,163,223	—	130,434,482
Health Care Equipment & Supplies	168,195,746	—	—	168,195,746
Health Care Providers & Services	64,718,388	—	—	64,718,388
Household Durables	7,037,648	—	—	7,037,648
Household Products	30,127,199	—	—	30,127,199
Industrial Conglomerates	130,205,069	—	—	130,205,069
Insurance	246,169,815	—	—	246,169,815
IT Services	197,103,243	—	—	197,103,243
Life Sciences Tools & Services	44,261,259	—	—	44,261,259
Machinery	68,704,666	—	—	68,704,666
Media	117,067,401	—	—	117,067,401
Oil, Gas & Consumable Fuels	117,255,818	—	—	117,255,818
Personal Products	11,530,187	—	—	11,530,187
Pharmaceuticals	221,180,469	14,878,123	—	236,058,592
Professional Services	14,803,835	—	—	14,803,835
Road & Rail	45,316,563	—	—	45,316,563
Semiconductors & Semiconductor Equipment	42,994,571	—	—	42,994,571
Specialty Retail	5,867,680	—	—	5,867,680
Textiles, Apparel & Luxury Goods	15,057,750	—	—	15,057,750

BHFTII-249

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Tobacco	$127,510,676	$—	$—	$127,510,676
Trading Companies & Distributors	6,096,588	—	—	6,096,588
Total Common Stocks	3,176,494,562	123,635,030	—	3,300,129,592
Total Short-Term Investments*	—	35,925,424	—	35,925,424
Total Securities Lending Reinvestments*	—	150,716,763	—	150,716,763
Total Investments	$3,176,494,562	$310,277,217	$—	$3,486,771,779

Collateral for Securities Loaned (Liability)	$—	$(150,644,927)	$—	$(150,644,927)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-250

Brighthouse Funds Trust II

MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio)

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Lockheed Martin Corp.	14,830	$4,601,601
Northrop Grumman Corp.	30,021	8,637,642
United Technologies Corp.	58,949	6,842,800

		20,082,043

Air Freight & Logistics—1.1%
United Parcel Service, Inc. - Class B	57,856	6,947,927

Auto Components—1.1%
Delphi Automotive plc	71,872	7,072,205

Automobiles—0.2%
Harley-Davidson, Inc.	20,279	977,651

Banks—14.2%
Citigroup, Inc.	203,787	14,823,466
JPMorgan Chase & Co.	302,997	28,939,244
PNC Financial Services Group, Inc. (The)	72,866	9,820,151
U.S. Bancorp	255,777	13,707,089
Wells Fargo & Co.	355,981	19,632,352

		86,922,302

Beverages—1.7%
Diageo plc	210,571	6,922,407
PepsiCo, Inc.	30,617	3,411,653

		10,334,060

Building Products—2.0%
Johnson Controls International plc	304,587	12,271,810

Capital Markets—8.3%
Bank of New York Mellon Corp. (The)	138,476	7,341,997
BlackRock, Inc.	13,917	6,222,151
Franklin Resources, Inc.	55,343	2,463,317
Goldman Sachs Group, Inc. (The)	63,920	15,161,185
Moody’s Corp.	31,388	4,369,523
Nasdaq, Inc.	79,526	6,168,832
S&P Global, Inc.	5,964	932,233
State Street Corp.	61,931	5,916,888
T. Rowe Price Group, Inc.	29,127	2,640,363

		51,216,489

Chemicals—3.5%
DowDuPont, Inc.	37,339	2,584,979
Monsanto Co.	19,981	2,394,123
PPG Industries, Inc.	105,373	11,449,830
Sherwin-Williams Co. (The)	13,619	4,876,147

		21,305,079

Consumer Finance—1.0%
American Express Co.	69,585	6,294,659

Containers & Packaging—0.5%
Crown Holdings, Inc. (a)	49,406	2,950,526

Diversified Telecommunication Services—0.8%
Verizon Communications, Inc.	98,826	4,890,899

Electric Utilities—1.8%
Duke Energy Corp.	99,806	8,375,720
Xcel Energy, Inc.	54,476	2,577,804

		10,953,524

Electrical Equipment—1.0%
Eaton Corp. plc	78,831	6,053,432

Energy Equipment & Services—1.8%
Schlumberger, Ltd.	160,345	11,185,667

Equity Real Estate Investment Trusts—0.4%
Public Storage	11,234	2,403,964

Food & Staples Retailing—1.6%
CVS Health Corp. (b)	118,296	9,619,831

Food Products—3.9%
Archer-Daniels-Midland Co.	50,798	2,159,423
Danone S.A.	37,260	2,923,483
General Mills, Inc.	127,652	6,607,268
J.M. Smucker Co. (The) (b)	20,677	2,169,638
Nestle S.A.	122,003	10,217,919

		24,077,731

Health Care Equipment & Supplies—5.0%
Abbott Laboratories	183,848	9,810,129
Danaher Corp.	85,193	7,307,856
Medtronic plc	178,140	13,853,948

		30,971,933

Health Care Providers & Services—1.9%
Cigna Corp.	20,975	3,921,066
Express Scripts Holding Co. (a)	46,547	2,947,356
McKesson Corp.	26,343	4,046,548
UnitedHealth Group, Inc.	5,170	1,012,545

		11,927,515

Household Durables—0.2%
Newell Brands, Inc.	30,970	1,321,490

Household Products—0.9%
Procter & Gamble Co. (The)	33,998	3,093,138
Reckitt Benckiser Group plc	26,912	2,456,908

		5,550,046

Industrial Conglomerates—3.9%
3M Co. (b)	59,347	12,456,935
Honeywell International, Inc.	81,216	11,511,556

		23,968,491

BHFTII-251

Brighthouse Funds Trust II

MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio)

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—7.4%
Aon plc	81,515	$11,909,342
Chubb, Ltd.	95,531	13,617,944
Prudential Financial, Inc.	53,663	5,705,450
Travelers Cos., Inc. (The)	115,115	14,103,890

		45,336,626

IT Services—5.9%
Accenture plc - Class A	127,541	17,226,963
Amdocs, Ltd.	23,360	1,502,515
Cognizant Technology Solutions Corp. - Class A	37,080	2,689,783
DXC Technology Co.	22,168	1,903,788
Fidelity National Information Services, Inc.	69,088	6,452,128
Fiserv, Inc. (a)	23,560	3,038,298
International Business Machines Corp.	23,916	3,469,733

		36,283,208

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.	43,044	8,143,925

Machinery—2.1%
Illinois Tool Works, Inc.	36,582	5,412,673
Ingersoll-Rand plc	39,962	3,563,412
Stanley Black & Decker, Inc.	24,256	3,661,928

		12,638,013

Media—3.6%
Comcast Corp. - Class A	219,264	8,437,279
Interpublic Group of Cos., Inc. (The)	187,479	3,897,688
Omnicom Group, Inc. (b)	104,056	7,707,428
Time Warner, Inc.	17,965	1,840,514

		21,882,909

Oil, Gas & Consumable Fuels—3.5%
Chevron Corp.	46,448	5,457,640
EOG Resources, Inc.	64,018	6,193,101
Exxon Mobil Corp.	67,399	5,525,370
Occidental Petroleum Corp.	67,895	4,359,538

		21,535,649

Personal Products—0.3%
Coty, Inc. - Class A (b)	128,435	2,123,031

Pharmaceuticals—7.1%
Johnson & Johnson	164,819	21,428,118
Merck & Co., Inc.	89,269	5,715,894
Novartis AG	17,266	1,481,618
Pfizer, Inc.	380,634	13,588,634
Roche Holding AG	4,953	1,264,410

		43,478,674

Professional Services—0.4%
Equifax, Inc.	25,923	2,747,579

Road & Rail—1.4%
Canadian National Railway Co.	44,336	3,673,238
Union Pacific Corp.	40,161	4,657,471

		8,330,709

Semiconductors & Semiconductor Equipment—1.3%
Texas Instruments, Inc.	88,274	7,912,881

Specialty Retail—0.2%
Advance Auto Parts, Inc.	10,835	1,074,832

Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc. (b)	112,630	2,775,203

Tobacco—3.8%
Altria Group, Inc.	40,261	2,553,352
Philip Morris International, Inc.	188,478	20,922,943

		23,476,295

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (a)	32,140	1,159,290

Total Common Stocks (Cost $570,912,403)		608,198,098

Short-Term Investments—0.9%

Discount Note—0.6%
Federal Home Loan Bank 0.313%, 10/02/17 (c)	3,840,000	3,839,934

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $2,023,792 on 10/02/17, collateralized by $2,040,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $2,065,535.	2,023,772	2,023,772

Total Short-Term Investments (Cost $5,863,706)		5,863,706

Securities Lending Reinvestments (d)—4.6%

Certificates of Deposit—1.9%
Bank of China, Ltd. 1.540%, 10/23/17	500,000	500,000
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (e)	1,000,000	1,000,209
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (e)	2,000,000	2,001,770
Standard Chartered plc 1.460%, 02/02/18	1,000,000	1,000,253
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (e)	1,000,000	1,000,100

BHFTII-252

Brighthouse Funds Trust II

MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio)

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (e)	4,100,000	$4,103,657
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (e)	500,000	499,997
1.694%, 3M LIBOR + 0.380%, 10/26/17 (e)	1,500,000	1,500,362

		11,606,348

Commercial Paper—1.1%
Barton Capital S.A. 1.330%, 10/13/17	996,638	999,652
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (e)	2,000,000	2,001,740
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (e)	1,000,000	1,000,054
1.386%, 1M LIBOR + 0.150%, 11/13/17 (e)	1,000,000	1,000,046
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (e)	2,000,000	2,000,464

		7,001,956

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $192,641 on 10/02/17, collateralized by $320,352 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $196,476.	192,624	192,624
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,500,131 on 10/02/17, collateralized by $1,527,011 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $1,530,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $200,020 on 10/02/17, collateralized by $201,182 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $204,001.	200,000	200,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,000,104 on 10/02/17, collateralized by $1,018,579 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,020,000.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $100,010 on 10/02/17, collateralized by $100,496 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $102,000.	100,000	100,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,005,320 on 01/02/18, collateralized by $5,384 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,111,535.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $700,060 on 10/02/17, collateralized by $671,505 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $714,544.	700,000	700,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $100,009 on 10/02/17, collateralized by $95,929 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $102,078.	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $1,632,908 on 01/02/18, collateralized by various Common Stock with a value of $1,760,000.	1,600,000	1,600,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000

		7,392,624

Time Deposits—0.4%
ABN AMRO Bank NV 1.060%, 10/02/17	1,000,000	1,000,000
Credit Agricole S.A. 1.080%, 10/02/17	92,586	92,586
Credit Industriel et Commercial 1.100%, 10/02/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	90,734	90,734
Landesbank Hessen-Thuringen 1.170%, 10/02/17	100,000	100,000

BHFTII-253

Brighthouse Funds Trust II

MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio)

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Standard Chartered plc 1.200%, 10/02/17	100,000	$100,000

		2,383,320

Total Securities Lending Reinvestments (Cost $28,375,538)		28,384,248

Total Investments—104.6% (Cost $605,151,647)		642,446,052
Other assets and liabilities (net)—(4.6)%		(28,372,911)

Net Assets—100.0%		$614,073,141

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $27,868,342 and the collateral received consisted of cash in the amount of $28,372,582. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate

BHFTII-254

Brighthouse Funds Trust II

MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio)

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$20,082,043	$—	$—	$20,082,043
Air Freight & Logistics	6,947,927	—	—	6,947,927
Auto Components	7,072,205	—	—	7,072,205
Automobiles	977,651	—	—	977,651
Banks	86,922,302	—	—	86,922,302
Beverages	3,411,653	6,922,407	—	10,334,060
Building Products	12,271,810	—	—	12,271,810
Capital Markets	51,216,489	—	—	51,216,489
Chemicals	21,305,079	—	—	21,305,079
Consumer Finance	6,294,659	—	—	6,294,659
Containers & Packaging	2,950,526	—	—	2,950,526
Diversified Telecommunication Services	4,890,899	—	—	4,890,899
Electric Utilities	10,953,524	—	—	10,953,524
Electrical Equipment	6,053,432	—	—	6,053,432
Energy Equipment & Services	11,185,667	—	—	11,185,667
Equity Real Estate Investment Trusts	2,403,964	—	—	2,403,964
Food & Staples Retailing	9,619,831	—	—	9,619,831
Food Products	10,936,329	13,141,402	—	24,077,731
Health Care Equipment & Supplies	30,971,933	—	—	30,971,933
Health Care Providers & Services	11,927,515	—	—	11,927,515
Household Durables	1,321,490	—	—	1,321,490
Household Products	5,550,046	—	—	5,550,046
Industrial Conglomerates	23,968,491	—	—	23,968,491
Insurance	45,336,626	—	—	45,336,626
IT Services	36,283,208	—	—	36,283,208
Life Sciences Tools & Services	8,143,925	—	—	8,143,925
Machinery	12,638,013	—	—	12,638,013
Media	21,882,909	—	—	21,882,909
Oil, Gas & Consumable Fuels	21,535,649	—	—	21,535,649
Personal Products	2,123,031	—	—	2,123,031
Pharmaceuticals	40,732,646	2,746,028	—	43,478,674
Professional Services	2,747,579	—	—	2,747,579
Road & Rail	8,330,709	—	—	8,330,709
Semiconductors & Semiconductor Equipment	7,912,881	—	—	7,912,881
Specialty Retail	1,074,832	—	—	1,074,832
Textiles, Apparel & Luxury Goods	2,775,203	—	—	2,775,203
Tobacco	23,476,295	—	—	23,476,295
Trading Companies & Distributors	1,159,290	—	—	1,159,290
Total Common Stocks	585,388,261	22,809,837	—	608,198,098
Total Short-Term Investments*	—	5,863,706	—	5,863,706
Total Securities Lending Reinvestments*	—	28,384,248	—	28,384,248
Total Investments	$585,388,261	$57,057,791	$—	$642,446,052

Collateral for Securities Loaned (Liability)	$—	$(28,372,582)	$—	$(28,372,582)

BHFTII-255

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Astronics Corp. (a)	125,607	$3,736,808

Air Freight & Logistics—0.6%
Forward Air Corp.	131,616	7,532,384

Airlines—0.5%
Allegiant Travel Co.	47,635	6,273,530

Auto Components—1.9%
Fox Factory Holding Corp. (a)	86,845	3,743,019
Gentex Corp.	228,100	4,516,380
LCI Industries	127,435	14,763,345

		23,022,744

Automobiles—0.6%
Thor Industries, Inc.	52,805	6,648,678

Banks—13.1%
Bank of Hawaii Corp.	232,355	19,369,113
Bank of the Ozarks, Inc.	320,661	15,407,761
BankUnited, Inc.	178,670	6,355,292
BOK Financial Corp.	150,552	13,411,172
Columbia Banking System, Inc.	151,365	6,373,980
Community Bank System, Inc.	177,912	9,829,638
Cullen/Frost Bankers, Inc.	180,313	17,115,310
CVB Financial Corp.	646,410	15,623,729
First Financial Bankshares, Inc.	308,230	13,931,996
First Hawaiian, Inc.	91,830	2,781,531
FNB Corp.	716,768	10,056,255
Glacier Bancorp, Inc.	109,270	4,126,035
Lakeland Financial Corp.	49,925	2,432,346
LegacyTexas Financial Group, Inc.	250,500	9,999,960
PacWest Bancorp	162,278	8,196,662

		155,010,780

Beverages—0.7%
MGP Ingredients, Inc.	144,740	8,775,586

Building Products—1.9%
A.O. Smith Corp.	174,745	10,385,095
AAON, Inc.	269,077	9,276,430
Patrick Industries, Inc. (a)	38,895	3,271,069

		22,932,594

Capital Markets—2.9%
Artisan Partners Asset Management, Inc. - Class A	173,565	5,658,219
FactSet Research Systems, Inc.	52,160	9,394,538
Houlihan Lokey, Inc.	82,245	3,218,247
MarketAxess Holdings, Inc.	74,490	13,744,150
OM Asset Management plc	192,020	2,864,938

		34,880,092

Chemicals—3.6%
Balchem Corp.	138,033	11,220,703
Chase Corp.	17,500	1,949,500

Chemicals—(Continued)
NewMarket Corp.	6,502	2,768,227
Quaker Chemical Corp.	46,650	6,901,867
Sensient Technologies Corp.	263,135	20,240,344

		43,080,641

Commercial Services & Supplies—4.1%
Healthcare Services Group, Inc.	250,274	13,507,288
MSA Safety, Inc.	45,795	3,641,160
Ritchie Bros. Auctioneers, Inc.	169,095	5,346,784
Rollins, Inc.	392,050	18,089,187
UniFirst Corp.	54,490	8,255,235

		48,839,654

Communications Equipment—1.2%
NetScout Systems, Inc. (a)	437,355	14,148,434

Construction & Engineering—0.9%
Valmont Industries, Inc.	69,670	11,014,827

Construction Materials—1.5%
Eagle Materials, Inc.	170,700	18,213,690

Containers & Packaging—1.2%
AptarGroup, Inc.	160,249	13,831,091

Distributors—1.9%
Pool Corp.	207,130	22,405,252

Diversified Consumer Services—0.5%
Bright Horizons Family Solutions, Inc. (a)	73,340	6,322,641

Electrical Equipment—0.7%
AZZ, Inc.	159,295	7,757,667

Electronic Equipment, Instruments & Components—5.4%
Cognex Corp.	135,555	14,949,005
Littelfuse, Inc.	108,815	21,314,682
Novanta, Inc. (a)	25,115	1,095,014
Rogers Corp. (a)	120,520	16,062,906
Zebra Technologies Corp. - Class A (a)	92,997	10,097,614

		63,519,221

Energy Equipment & Services—0.7%
Pason Systems, Inc.	518,240	7,877,248

Food Products—3.3%
Blue Buffalo Pet Products, Inc. (a)	307,660	8,722,161
Cal-Maine Foods, Inc. (a)	127,705	5,248,676
Calavo Growers, Inc.	114,285	8,365,662
J&J Snack Foods Corp.	57,759	7,583,757
Lancaster Colony Corp.	74,345	8,930,321

		38,850,577

Health Care Equipment & Supplies—6.1%
Abaxis, Inc.	2,875	128,369
Atrion Corp.	6,865	4,613,280

BHFTII-256

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Cantel Medical Corp.	103,332	$9,730,774
DENTSPLY SIRONA, Inc.	96,975	5,800,075
Haemonetics Corp. (a)	112,701	5,056,894
IDEXX Laboratories, Inc. (a)	108,285	16,837,235
Neogen Corp. (a)	41,900	3,245,574
West Pharmaceutical Services, Inc.	278,151	26,774,815

		72,187,016

Health Care Providers & Services—3.1%
Chemed Corp.	78,080	15,776,064
Henry Schein, Inc. (a)	129,240	10,596,388
Tivity Health, Inc. (a)	124,020	5,060,016
U.S. Physical Therapy, Inc.	81,690	5,019,850

		36,452,318

Hotels, Restaurants & Leisure—2.4%
Cheesecake Factory, Inc. (The)	103,335	4,352,470
Cracker Barrel Old Country Store, Inc.	52,670	7,985,825
Papa John’s International, Inc.	97,055	7,091,809
Texas Roadhouse, Inc.	183,170	9,000,974

		28,431,078

Household Products—2.6%
Church & Dwight Co., Inc.	354,970	17,198,297
Energizer Holdings, Inc.	168,505	7,759,655
WD-40 Co.	52,600	5,885,940

		30,843,892

Industrial Conglomerates—0.4%
Raven Industries, Inc.	144,544	4,683,226

Insurance—1.5%
AMERISAFE, Inc.	102,230	5,949,786
RLI Corp.	204,865	11,751,056

		17,700,842

Internet Software & Services—0.1%
CommerceHub, Inc. - Series A (a)	38,890	877,747

IT Services—1.2%
Jack Henry & Associates, Inc.	141,335	14,527,825

Life Sciences Tools & Services—2.4%
Bio-Techne Corp.	140,240	16,953,614
ICON plc (a)	100,887	11,489,011

		28,442,625

Machinery—7.6%
Franklin Electric Co., Inc.	63,250	2,836,763
Graco, Inc.	64,985	8,037,995
Lindsay Corp.	18,035	1,657,417
Middleby Corp. (The) (a)	104,785	13,430,293
Nordson Corp.	96,462	11,430,747
RBC Bearings, Inc. (a)	149,255	18,679,263

Machinery—(Continued)
Tennant Co.	85,013	5,627,861
Toro Co. (The)	262,140	16,268,408
Wabtec Corp.	157,610	11,938,957

		89,907,704

Marine—0.4%
Kirby Corp. (a)	79,385	5,235,441

Media—2.4%
Cable One, Inc.	6,320	4,563,798
Gray Television, Inc. (a)	456,435	7,166,030
Nexstar Media Group, Inc. - Class A	265,035	16,511,680

		28,241,508

Oil, Gas & Consumable Fuels—1.6%
Centennial Resource Development, Inc. - Class A (a)	233,155	4,189,795
Matador Resources Co. (a)	386,285	10,487,638
RSP Permian, Inc. (a)	130,330	4,508,115

		19,185,548

Paper & Forest Products—1.0%
Stella-Jones, Inc.	292,180	11,244,627

Pharmaceuticals—0.8%
Heska Corp. (a)	47,765	4,207,619
Prestige Brands Holdings, Inc. (a)	105,280	5,273,475

		9,481,094

Professional Services—1.1%
Exponent, Inc.	169,496	12,525,754

Real Estate Management & Development—0.5%
FirstService Corp.	82,215	5,410,569

Road & Rail—0.1%
Genesee & Wyoming, Inc. - Class A (a)	20,305	1,502,773

Semiconductors & Semiconductor Equipment—2.8%
Cabot Microelectronics Corp.	78,110	6,243,332
MKS Instruments, Inc.	105,850	9,997,533
Power Integrations, Inc.	227,480	16,651,536

		32,892,401

Software—9.2%
Aspen Technology, Inc. (a)	274,985	17,271,808
Blackbaud, Inc.	57,155	5,018,209
Computer Modelling Group, Ltd.	465,735	3,425,015
Constellation Software, Inc.	20,370	11,113,343
Fair Isaac Corp.	150,865	21,196,532
Manhattan Associates, Inc. (a)	356,526	14,820,786
Monotype Imaging Holdings, Inc.	278,898	5,368,787
Qualys, Inc. (a)	222,225	11,511,255
Tyler Technologies, Inc. (a)	113,230	19,738,254

		109,463,989

BHFTII-257

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—2.6%
Asbury Automotive Group, Inc. (a)	86,430	$5,280,873
Lithia Motors, Inc. - Class A	108,865	13,097,548
Monro, Inc.	109,365	6,129,908
Tractor Supply Co.	104,920	6,640,387

		31,148,716

Trading Companies & Distributors—1.7%
Applied Industrial Technologies, Inc.	64,416	4,238,573
Richelieu Hardware, Ltd.	49,500	1,267,447
SiteOne Landscape Supply, Inc. (a)	32,765	1,903,647
Watsco, Inc.	80,235	12,923,451

		20,333,118

Total Common Stocks (Cost $762,394,334)		1,175,393,950

Short-Term Investment—1.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $12,669,742 on 10/02/17, collateralized by $12,765,000 U.S. Treasury Note at 2.000% due 12/31/21 with a value of $12,924,780.	12,669,616	12,669,616

Total Short-Term Investments (Cost $12,669,616)		12,669,616

Total Investments—100.2% (Cost $775,063,950)		1,188,063,566
Other assets and liabilities (net)—(0.2)%		(2,504,485)

Net Assets—100.0%		$1,185,559,081

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-258

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,736,808	$—	$—	$3,736,808
Air Freight & Logistics	7,532,384	—	—	7,532,384
Airlines	6,273,530	—	—	6,273,530
Auto Components	23,022,744	—	—	23,022,744
Automobiles	6,648,678	—	—	6,648,678
Banks	155,010,780	—	—	155,010,780
Beverages	8,775,586	—	—	8,775,586
Building Products	22,932,594	—	—	22,932,594
Capital Markets	34,880,092	—	—	34,880,092
Chemicals	43,080,641	—	—	43,080,641
Commercial Services & Supplies	48,839,654	—	—	48,839,654
Communications Equipment	14,148,434	—	—	14,148,434
Construction & Engineering	11,014,827	—	—	11,014,827
Construction Materials	18,213,690	—	—	18,213,690
Containers & Packaging	13,831,091	—	—	13,831,091
Distributors	22,405,252	—	—	22,405,252
Diversified Consumer Services	6,322,641	—	—	6,322,641
Electrical Equipment	7,757,667	—	—	7,757,667
Electronic Equipment, Instruments & Components	63,519,221	—	—	63,519,221
Energy Equipment & Services	7,877,248	—	—	7,877,248
Food Products	38,850,577	—	—	38,850,577
Health Care Equipment & Supplies	72,187,016	—	—	72,187,016
Health Care Providers & Services	36,452,318	—	—	36,452,318
Hotels, Restaurants & Leisure	28,431,078	—	—	28,431,078
Household Products	30,843,892	—	—	30,843,892
Industrial Conglomerates	4,683,226	—	—	4,683,226
Insurance	17,700,842	—	—	17,700,842
Internet Software & Services	877,747	—	—	877,747
IT Services	14,527,825	—	—	14,527,825
Life Sciences Tools & Services	28,442,625	—	—	28,442,625
Machinery	89,907,704	—	—	89,907,704
Marine	5,235,441	—	—	5,235,441
Media	28,241,508	—	—	28,241,508
Oil, Gas & Consumable Fuels	19,185,548	—	—	19,185,548
Paper & Forest Products	—	11,244,627	—	11,244,627
Pharmaceuticals	9,481,094	—	—	9,481,094

BHFTII-259

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Professional Services	$12,525,754	$—	$—	$12,525,754
Real Estate Management & Development	5,410,569	—	—	5,410,569
Road & Rail	1,502,773	—	—	1,502,773
Semiconductors & Semiconductor Equipment	32,892,401	—	—	32,892,401
Software	109,463,989	—	—	109,463,989
Specialty Retail	31,148,716	—	—	31,148,716
Trading Companies & Distributors	20,333,118	—	—	20,333,118
Total Common Stocks	1,164,149,323	11,244,627	—	1,175,393,950
Total Short-Term Investment*	—	12,669,616	—	12,669,616
Total Investments	$1,164,149,323	$23,914,243	$—	$1,188,063,566

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $10,641,420 were due to a lack of trading activity in the security which led to it being valued using significant observable inputs other than a quoted price in an active market.

BHFTII-260

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co. (The)	234,678	$59,657,494

Airlines—1.9%
American Airlines Group, Inc. (a)	770,600	36,595,794
United Continental Holdings, Inc. (b)	170,877	10,402,992

		46,998,786

Auto Components—0.4%
Delphi Automotive plc	100,700	9,908,880

Automobiles—2.0%
Ferrari NV	216,863	23,959,024
Tesla, Inc. (a) (b)	73,471	25,060,958

		49,019,982

Banks—1.7%
First Republic Bank	155,543	16,248,022
JPMorgan Chase & Co.	264,700	25,281,497

		41,529,519

Biotechnology—4.6%
Alexion Pharmaceuticals, Inc. (b)	227,811	31,959,605
Biogen, Inc. (b)	95,666	29,954,938
Celgene Corp. (b)	94,634	13,799,530
Vertex Pharmaceuticals, Inc. (b)	238,728	36,296,205

		112,010,278

Building Products—0.6%
Fortune Brands Home & Security, Inc.	223,930	15,054,814

Capital Markets—4.3%
Intercontinental Exchange, Inc.	402,540	27,654,498
Morgan Stanley	771,200	37,148,704
State Street Corp.	148,500	14,187,690
TD Ameritrade Holding Corp.	532,623	25,992,002

		104,982,894

Electric Utilities—0.8%
NextEra Energy, Inc.	132,600	19,432,530

Electrical Equipment—0.9%
Acuity Brands, Inc. (a)	133,130	22,802,506

Equity Real Estate Investment Trusts—3.1%
American Tower Corp.	187,600	25,641,168
Crown Castle International Corp.	403,678	40,359,727
Equinix, Inc.	21,064	9,400,863

		75,401,758

Food Products—0.5%
Danone S.A.	11,818	927,261
Kraft Heinz Co. (The)	160,600	12,454,530

		13,381,791

Health Care Equipment & Supplies—4.9%
Becton Dickinson & Co.	176,162	34,518,944
Danaher Corp.	139,800	11,992,044
Intuitive Surgical, Inc. (b)	36,300	37,965,444
Stryker Corp.	250,500	35,576,010

		120,052,442

Health Care Providers & Services—6.3%
Aetna, Inc.	107,679	17,122,038
Anthem, Inc.	104,200	19,785,496
Centene Corp. (b)	94,407	9,135,765
Cigna Corp.	130,754	24,443,153
HCA Healthcare, Inc. (b)	230,700	18,361,413
Humana, Inc.	66,892	16,296,898
UnitedHealth Group, Inc.	252,200	49,393,370

		154,538,133

Hotels, Restaurants & Leisure—2.1%
Marriott International, Inc. - Class A	99,301	10,948,928
MGM Resorts International	110,620	3,605,106
Restaurant Brands International, Inc.	231,722	14,802,402
Yum! Brands, Inc.	313,900	23,106,179

		52,462,615

Industrial Conglomerates—2.1%
Honeywell International, Inc.	191,800	27,185,732
Roper Technologies, Inc.	96,451	23,476,173

		50,661,905

Insurance—0.4%
Chubb, Ltd.	69,506	9,908,080

Internet & Direct Marketing Retail—9.1%
Amazon.com, Inc. (b)	136,317	131,048,348
Netflix, Inc. (b)	80,200	14,544,270
Priceline Group, Inc. (The) (b)	42,840	78,432,329

		224,024,947

Internet Software & Services—13.0%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	415,228	71,714,028
Alphabet, Inc. - Class A (b)	62,270	60,633,545
Alphabet, Inc. - Class C (b)	63,002	60,425,848
Dropbox, Inc. - Class A (b) (c) (d) (e)	214,763	2,018,772
Facebook, Inc. - Class A (b)	574,310	98,132,350
Tencent Holdings, Ltd.	593,685	25,666,276

		318,590,819

IT Services—9.6%
Fidelity National Information Services, Inc.	251,100	23,450,229
Fiserv, Inc. (b)	153,991	19,858,679
MasterCard, Inc. - Class A	315,100	44,492,120
PayPal Holdings, Inc. (b)	1,044,500	66,879,335
Vantiv, Inc. - Class A (a) (b)	226,600	15,968,502
Visa, Inc. - Class A	624,320	65,703,437

		236,352,302

BHFTII-261

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.9%
Fortive Corp.	226,606	$16,041,439
Illinois Tool Works, Inc.	152,600	22,578,696
Wabtec Corp. (a)	115,150	8,722,612

		47,342,747

Media—0.2%
Altice USA, Inc. - Class A (a) (b)	206,423	5,637,412

Multiline Retail—0.3%
Dollar General Corp.	96,500	7,821,325

Pharmaceuticals—1.2%
Merck & Co., Inc.	292,800	18,747,984
Zoetis, Inc.	182,000	11,604,320

		30,352,304

Professional Services—1.4%
Equifax, Inc.	174,697	18,516,135
TransUnion (b)	329,585	15,576,187

		34,092,322

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	7,199	372,980

Semiconductors & Semiconductor Equipment—1.7%
ASML Holding NV	38,900	6,659,680
NVIDIA Corp.	33,900	6,060,303
Xilinx, Inc. (a)	400,223	28,347,795

		41,067,778

Software—9.8%
Electronic Arts, Inc. (b)	202,600	23,918,956
Intuit, Inc.	212,097	30,147,468
Microsoft Corp.	1,288,000	95,943,120
Salesforce.com, Inc. (b)	322,060	30,086,845
ServiceNow, Inc. (a) (b)	157,707	18,535,304
Symantec Corp. (a)	917,900	30,116,299
Workday, Inc. - Class A (a) (b)	117,465	12,379,636

		241,127,628

Specialty Retail—0.8%
AutoZone, Inc. (a) (b)	18,777	11,174,381
Home Depot, Inc. (The)	47,400	7,752,744

		18,927,125

Technology Hardware, Storage & Peripherals—5.8%
Apple, Inc.	923,620	142,348,314

Tobacco—2.3%
British American Tobacco plc	288,218	18,019,607
Philip Morris International, Inc.	335,371	37,229,535

		55,249,142

Water Utilities—0.3%
American Water Works Co., Inc.	81,886	6,625,396

Wireless Telecommunication Services—0.6%
T-Mobile U.S., Inc. (a) (b)	232,200	14,317,452

Total Common Stocks (Cost $1,716,106,373)		2,382,054,400

Convertible Preferred Stocks—1.1%

Internet Software & Services—0.7%
Airbnb, Inc. - Series D (b) (c) (d) (e)	97,047	10,184,112
Airbnb, Inc. - Series E (b) (c) (d) (e)	9,760	1,024,214
Xiaoju Kuaizhi, Inc. - Series A-17 (b) (c) (d) (e)	91,053	4,637,521

		15,845,847

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series E - Series E (b) (c) (d) (e)	64,744	3,354,387

Software—0.3%
Magic Leap, Inc. - Series C - Series C (b) (c) (d) (e)	124,428	2,865,950
UBER Technologies, Inc. - Series G (b) (c) (d) (e)	98,227	4,197,240

		7,063,190

Total Convertible Preferred Stocks (Cost $17,143,016)		26,263,424

Corporate Bonds & Notes—0.7%

Lodging—0.7%
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18	15,901,000	16,378,030
10.750%, 02/01/16	775,000	1,193,500

Total Corporate Bonds & Notes (Cost $16,618,839)		17,571,530

Short-Term Investment—1.3%

Mutual Fund—1.3%
T. Rowe Price Government Reserve Fund (f)	31,326,148	31,326,148

Total Short-Term Investments (Cost $31,326,148)		31,326,148

Securities Lending Reinvestments (g)—7.4%

Certificates of Deposit—3.9%
ABN AMRO Bank NV Zero Coupon, 11/21/17	996,537	998,340
Zero Coupon, 02/22/18	1,987,499	1,989,260

BHFTII-262

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (h)	3,000,000	$2,999,724
Bank of China, Ltd. 1.540%, 10/23/17	3,500,000	3,500,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (h)	3,000,000	3,000,579
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (h)	4,000,000	4,001,856
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (h)	3,000,000	3,000,354
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (h)	3,000,000	3,000,162
1.647%, 1M LIBOR + 0.410%, 10/27/17 (h)	1,000,000	1,000,209
Chiba Bank, Ltd., New York 1.360%, 11/07/17	1,000,000	1,000,000
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (h)	1,000,000	1,000,036
1.461%, 1M LIBOR + 0.230%, 11/07/17 (h)	4,500,000	4,500,000
DNB Bank ASA New York 1.120%, 10/05/17	4,000,000	3,999,988
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	3,994,815	3,997,960
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (h)	4,000,000	3,999,952
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (h)	6,000,000	5,999,790
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (h)	2,500,000	2,499,888
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (h)	5,000,000	5,004,425
Standard Chartered plc 1.460%, 02/02/18	2,500,000	2,500,632
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (h)	5,000,000	4,999,850
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (h)	1,000,000	1,000,074
1.406%, 1M LIBOR + 0.170%, 11/13/17 (h)	2,000,000	2,000,162
1.488%, 1M LIBOR + 0.250%, 10/26/17 (h)	7,000,000	7,000,700
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (h)	3,000,000	3,000,408

Certificates of Deposit—(Continued)
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (h)	8,000,000	8,007,136
1.624%, 3M LIBOR + 0.320%, 01/10/18 (h)	2,000,000	2,000,644
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (h)	6,000,000	5,999,958
1.694%, 3M LIBOR + 0.380%, 10/26/17 (h)	3,000,000	3,000,723

		95,002,810

Commercial Paper — 2.1%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	2,990,620	2,999,799
Barton Capital S.A. 1.330%, 10/05/17	4,983,929	4,999,650
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (h)	8,000,000	8,006,960
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (h)	4,000,000	4,000,184
Macquarie Bank, Ltd., London 1.340%, 10/27/17	4,982,878	4,995,347
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (h)	3,750,000	3,751,935
Sheffield Receivables Co. 1.330%, 10/05/17	3,986,700	3,999,740
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (h)	6,000,000	6,000,366
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (h)	7,000,000	7,001,624
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (h)	3,700,000	3,700,685

		52,455,246

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,856,866 on 10/02/17, collateralized by $4,750,819 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $2,913,749.	2,856,616	2,856,616
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,524,368 on 01/02/18, collateralized by various Common Stock with a value of $1,650,000.	1,500,000	1,500,000

BHFTII-263

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $400,040 on 10/02/17, collateralized by $402,364 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $408,002.	400,000	$400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	300,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $4,624,472 on 01/02/18, collateralized by $24,768 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $5,113,063.	4,600,000	4,600,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Repurchase Agreement dated 06/08/17 at 1.070% to be repurchased at $10,035,667 on 10/06/17, collateralized by $9,592,927 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $10,207,777.	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $3,571,986 on 01/02/18, collateralized by various Common Stock with a value of $3,850,000.	3,500,000	3,500,000
Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $7,554,863 on 01/02/18, collateralized by various Common Stock with a value of $8,250,002.	7,500,000	7,500,000

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $2,000,197 on 10/02/17, collateralized by $4,971,624 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $2,040,201.	2,000,000	2,000,000

		32,856,616

Time Deposits—0.1%
Credit Agricole S.A. 1.080%, 10/02/17	100,000	100,000
Credit Industriel et Commercial 1.100%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Royal Bank of Canada New York 1.070%, 10/02/17	1,000,000	1,000,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000

		3,600,000

Total Securities Lending Reinvestments (Cost $183,883,435)		183,914,672

Total Investments—107.5% (Cost $1,965,077,811)		2,641,130,174
Other assets and liabilities (net)—(7.5)%		(184,854,832)

Net Assets—100.0%		$2,456,275,342

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $181,336,209 and the collateral received consisted of cash in the amount of $183,819,508. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 1.2% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $28,655,176, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.

BHFTII-264

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London Interbank Offered Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,078	$10,184,112
Airbnb, Inc. - Series E	07/14/15	9,760	908,601	1,024,214
Dropbox, Inc. - Class A	11/07/14	214,763	4,102,231	2,018,772
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	2,865,950
UBER Technologies, Inc. - Series G	12/03/15	98,227	4,790,747	4,197,240
WeWork Cos., Inc. - Class A	06/23/15	7,199	236,772	372,980
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,402	3,354,387
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	4,637,521

				$28,655,176

BHFTII-265

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$59,657,494	$—	$—	$59,657,494
Airlines	46,998,786	—	—	46,998,786
Auto Components	9,908,880	—	—	9,908,880
Automobiles	49,019,982	—	—	49,019,982
Banks	41,529,519	—	—	41,529,519
Biotechnology	112,010,278	—	—	112,010,278
Building Products	15,054,814	—	—	15,054,814
Capital Markets	104,982,894	—	—	104,982,894
Electric Utilities	19,432,530	—	—	19,432,530
Electrical Equipment	22,802,506	—	—	22,802,506
Equity Real Estate Investment Trusts	75,401,758	—	—	75,401,758
Food Products	12,454,530	927,261	—	13,381,791
Health Care Equipment & Supplies	120,052,442	—	—	120,052,442
Health Care Providers & Services	154,538,133	—	—	154,538,133
Hotels, Restaurants & Leisure	52,462,615	—	—	52,462,615
Industrial Conglomerates	50,661,905	—	—	50,661,905
Insurance	9,908,080	—	—	9,908,080
Internet & Direct Marketing Retail	224,024,947	—	—	224,024,947
Internet Software & Services	290,905,771	25,666,276	2,018,772	318,590,819
IT Services	236,352,302	—	—	236,352,302
Machinery	47,342,747	—	—	47,342,747
Media	5,637,412	—	—	5,637,412
Multiline Retail	7,821,325	—	—	7,821,325
Pharmaceuticals	30,352,304	—	—	30,352,304
Professional Services	34,092,322	—	—	34,092,322
Real Estate Management & Development	—	—	372,980	372,980
Semiconductors & Semiconductor Equipment	41,067,778	—	—	41,067,778
Software	241,127,628	—	—	241,127,628
Specialty Retail	18,927,125	—	—	18,927,125
Technology Hardware, Storage & Peripherals	142,348,314	—	—	142,348,314
Tobacco	37,229,535	18,019,607	—	55,249,142
Water Utilities	6,625,396	—	—	6,625,396
Wireless Telecommunication Services	14,317,452	—	—	14,317,452
Total Common Stocks	2,335,049,504	44,613,144	2,391,752	2,382,054,400
Total Convertible Preferred Stocks*	—	—	26,263,424	26,263,424
Total Corporate Bonds & Notes*	—	17,571,530	—	17,571,530
Total Short-Term Investment*	31,326,148	—	—	31,326,148
Total Securities Lending Reinvestments*	—	183,914,672	—	183,914,672
Total Investments	$2,366,375,652	$246,099,346	$28,655,176	$2,641,130,174

Collateral for Securities Loaned (Liability)	$—	$(183,819,508)	$—	$(183,819,508)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-266

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2016	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Balance as of September 30, 2017	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2017
Common Stocks
Internet Software & Services	$2,061,725	$(42,953)	$—	$2,018,772	$(42,953)
Real Estate Management & Development	233,248	139,732	—	372,980	139,732
Convertible Preferred Stocks
Internet Software & Services	14,705,040	1,140,807	—	15,845,847	1,140,807
Real Estate Management & Development	2,097,705	1,256,682	—	3,354,387	1,256,682
Software	10,999,125	(593,507)	(3,342,428)	7,063,190	(593,507)

Total	$30,096,843	$1,900,761	$(3,342,428)	$28,655,176	$1,900,761

	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$2,018,772	Market Transaction Method	Precedent Transaction	$8.15	$8.15	$8.15	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	6.8x	6.8x	6.8x	Increase
			Enterprise Value/Sales	6.4x	6.4x	6.4x	Increase
			Enterprise Value/Forward Sales	5.2x	5.2x	5.2x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Real Estate Management & Development	372,980	Market Transaction Method	Precedent Transaction	$51.81	$51.81	$51.81	Increase
Convertible Preferred Stocks
Internet Software & Services	11,208,327	Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	10.7x	10.7x	10.7x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
	4,637,520	Market Transaction Method	Precedent Transaction	$38.23	$38.23	$38.23	Increase
Real Estate Management & Development	3,354,387	Market Transaction Method	Precedent Transaction	$51.81	$51.81	$51.81	Increase
Software	2,865,950	Market Transaction Method	Precedent Transaction	$23.03	$23.03	$23.03	Increase
	4,197,240	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase
		Discounted Projected Multiple	Forward Enterprise Value/EBITDA	28.2x	28.2x	28.2x	Increase
			Discount for Risk	30.00%	30.00%	30.00%	Decrease
		Market Aligned Multiple	Enterprise Value/Gross Profit	13.6x	13.6x	13.6x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease

BHFTII-267

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.4%
Aerojet Rocketdyne Holdings, Inc. (a)	142,706	$4,996,137
BWX Technologies, Inc.	140,633	7,878,261
Curtiss-Wright Corp.	70,159	7,334,422
Esterline Technologies Corp. (a)	26,308	2,371,666
HEICO Corp. - Class A	159,221	12,132,640
Hexcel Corp. (b)	97,670	5,608,212
Moog, Inc. - Class A (a)	107,263	8,948,952
Teledyne Technologies, Inc. (a)	84,646	13,473,950

		62,744,240

Air Freight & Logistics—0.8%
XPO Logistics, Inc. (a)	163,821	11,103,787

Airlines—0.2%
Hawaiian Holdings, Inc. (a)	35,800	1,344,290
Spirit Airlines, Inc. (a) (b)	61,315	2,048,534

		3,392,824

Auto Components—1.3%
Cooper-Standard Holdings, Inc. (a)	43,097	4,997,959
LCI Industries	48,590	5,629,151
Tenneco, Inc.	90,570	5,494,882
Visteon Corp. (a)	25,700	3,180,889

		19,302,881

Banks—1.9%
Ameris Bancorp	65,593	3,148,464
CenterState Bank Corp.	219,028	5,869,950
First Bancorp	93,000	3,200,130
Hilltop Holdings, Inc.	112,016	2,912,416
Signature Bank (a)	35,269	4,515,843
SVB Financial Group (a)	37,491	7,014,191

		26,660,994

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a)	22,566	3,524,809
Coca-Cola Bottling Co. Consolidated	13,600	2,934,200

		6,459,009

Biotechnology—6.9%
ACADIA Pharmaceuticals, Inc. (a)	82,588	3,111,090
Acceleron Pharma, Inc. (a) (b)	32,667	1,219,132
Acorda Therapeutics, Inc. (a) (b)	18,023	426,244
Agios Pharmaceuticals, Inc. (a) (b)	34,705	2,316,559
Alkermes plc (a) (b)	26,085	1,326,161
Alnylam Pharmaceuticals, Inc. (a) (b)	22,984	2,700,390
AMAG Pharmaceuticals, Inc. (a)	24,884	459,110
Bellicum Pharmaceuticals, Inc. (a) (b)	27,392	316,378
BioMarin Pharmaceutical, Inc. (a)	12,521	1,165,329
Bioverativ, Inc. (a)	136,964	7,816,536
Bluebird Bio, Inc. (a)	46,167	6,341,037
Blueprint Medicines Corp. (a)	41,269	2,875,211
Clovis Oncology, Inc. (a)	44,200	3,642,080
Exelixis, Inc. (a)	196,967	4,772,510
FibroGen, Inc. (a)	26,800	1,441,840

Biotechnology—(Continued)
Incyte Corp. (a)	31,403	3,665,986
Insmed, Inc. (a)	141,984	4,431,321
Insys Therapeutics, Inc. (a) (b)	17,080	151,670
Ionis Pharmaceuticals, Inc. (a)	44,386	2,250,370
Ironwood Pharmaceuticals, Inc. (a)	153,980	2,428,265
Kite Pharma, Inc. (a)	46,628	8,384,181
Ligand Pharmaceuticals, Inc. (a)	42,168	5,741,173
Neurocrine Biosciences, Inc. (a) (b)	115,734	7,092,180
Prothena Corp. plc (a)	39,987	2,589,958
Radius Health, Inc. (a) (b)	40,123	1,546,742
Repligen Corp. (a)	71,231	2,729,572
Sage Therapeutics, Inc. (a)	34,438	2,145,487
Seattle Genetics, Inc. (a)	42,212	2,296,755
Spark Therapeutics, Inc. (a)	34,818	3,104,373
TESARO, Inc. (a) (b)	42,795	5,524,835
Ultragenyx Pharmaceutical, Inc. (a) (b)	38,497	2,050,350
United Therapeutics Corp. (a)	16,980	1,989,886
Xencor, Inc. (a)	52,000	1,191,840

		99,244,551

Building Products—1.3%
AAON, Inc.	88,708	3,058,208
Lennox International, Inc.	49,182	8,802,103
Patrick Industries, Inc. (a)	81,757	6,875,764

		18,736,075

Capital Markets—2.8%
CBOE Holdings, Inc.	106,216	11,432,028
E*Trade Financial Corp. (a)	108,365	4,725,798
FactSet Research Systems, Inc.	17,282	3,112,661
Financial Engines, Inc.	64,880	2,254,580
MarketAxess Holdings, Inc.	58,995	10,885,168
MSCI, Inc.	66,716	7,799,100

		40,209,335

Chemicals—3.3%
AdvanSix, Inc. (a)	90,708	3,605,643
Chase Corp.	40,005	4,456,557
GCP Applied Technologies, Inc. (a)	161,748	4,965,664
Ingevity Corp. (a)	76,168	4,758,215
Innospec, Inc.	63,078	3,888,759
Minerals Technologies, Inc.	67,531	4,771,065
NewMarket Corp. (b)	12,191	5,190,318
PolyOne Corp.	132,429	5,301,133
Scotts Miracle-Gro Co. (The)	77,100	7,504,914
Stepan Co.	34,000	2,844,440

		47,286,708

Commercial Services & Supplies—1.9%
Advanced Disposal Services, Inc. (a)	63,200	1,592,008
Casella Waste Systems, Inc. - Class A (a)	233,900	4,397,320
Clean Harbors, Inc. (a) (b)	28,965	1,642,315
Healthcare Services Group, Inc. (b)	116,012	6,261,168
Rollins, Inc.	182,400	8,415,936
U.S. Ecology, Inc. (b)	87,314	4,697,493

		27,006,240

BHFTII-268

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—1.0%
ARRIS International plc (a)	199,007	$5,669,709
EchoStar Corp. - Class A (a)	52,062	2,979,508
NetScout Systems, Inc. (a)	76,469	2,473,772
Plantronics, Inc.	86,562	3,827,772

		14,950,761

Construction & Engineering—0.1%
Valmont Industries, Inc.	13,391	2,117,117

Consumer Finance—0.4%
PRA Group, Inc. (a) (b)	92,987	2,664,078
SLM Corp. (a)	304,800	3,496,056

		6,160,134

Containers & Packaging—1.2%
Berry Global Group, Inc. (a)	209,497	11,868,005
Graphic Packaging Holding Co.	365,219	5,094,805

		16,962,810

Distributors—0.6%
Pool Corp.	82,685	8,944,036

Diversified Consumer Services—1.6%
Capella Education Co.	56,758	3,981,574
Service Corp. International	278,732	9,616,254
ServiceMaster Global Holdings, Inc. (a)	148,104	6,920,900
Sotheby’s (a)	58,009	2,674,795

		23,193,523

Electrical Equipment—0.5%
Atkore International Group, Inc. (a)	52,300	1,020,373
AZZ, Inc.	72,229	3,517,552
Generac Holdings, Inc. (a)	51,702	2,374,673

		6,912,598

Electronic Equipment, Instruments & Components—2.6%
Anixter International, Inc. (a)	33,465	2,844,525
Cognex Corp.	114,495	12,626,509
Coherent, Inc. (a)	52,243	12,285,986
Novanta, Inc. (a)	100,700	4,390,520
OSI Systems, Inc. (a)	48,054	4,390,694

		36,538,234

Energy Equipment & Services—0.4%
Dril-Quip, Inc. (a)	44,532	1,966,088
Exterran Corp. (a)	18,600	587,946
Oceaneering International, Inc.	75,373	1,980,049
Oil States International, Inc. (a)	63,647	1,613,451

		6,147,534

Equity Real Estate Investment Trusts—4.3%
CoreSite Realty Corp. (b)	88,770	9,933,363
CubeSmart	140,871	3,657,011
CyrusOne, Inc.	154,455	9,102,033

Equity Real Estate Investment Trusts—(Continued)
DCT Industrial Trust, Inc.	71,300	4,129,696
Empire State Realty Trust, Inc. - Class A (b)	281,338	5,778,683
Equity Lifestyle Properties, Inc.	99,444	8,460,696
First Industrial Realty Trust, Inc.	230,750	6,943,267
Forest City Realty Trust, Inc. - Class A	153,075	3,904,943
Pebblebrook Hotel Trust (b)	74,203	2,681,696
PS Business Parks, Inc.	35,511	4,740,719
Terreno Realty Corp.	77,117	2,790,093

		62,122,200

Food & Staples Retailing—0.7%
Casey’s General Stores, Inc. (b)	87,872	9,617,590

Food Products—1.6%
Cal-Maine Foods, Inc. (a) (b)	19,555	803,710
J&J Snack Foods Corp.	58,832	7,724,642
John B Sanfilippo & Son, Inc. (b)	42,495	2,860,338
Post Holdings, Inc. (a)	90,525	7,990,642
TreeHouse Foods, Inc. (a)	58,244	3,944,866

		23,324,198

Health Care Equipment & Supplies—5.5%
Abaxis, Inc. (b)	28,031	1,251,584
Align Technology, Inc. (a)	63,988	11,919,045
Cantel Medical Corp.	71,596	6,742,195
Cooper Cos., Inc. (The)	22,002	5,216,894
DexCom, Inc. (a) (b)	56,391	2,758,930
Glaukos Corp. (a)	48,491	1,600,203
Halyard Health, Inc. (a) (b)	61,188	2,755,296
ICU Medical, Inc. (a)	42,174	7,838,038
IDEXX Laboratories, Inc. (a)	38,291	5,953,867
Inogen, Inc. (a)	71,234	6,774,353
Masimo Corp. (a)	85,685	7,416,894
Natus Medical, Inc. (a)	91,572	3,433,950
NuVasive, Inc. (a)	79,085	4,386,054
Penumbra, Inc. (a)	34,369	3,103,521
West Pharmaceutical Services, Inc.	82,074	7,900,443

		79,051,267

Health Care Providers & Services—2.8%
BioTelemetry, Inc. (a)	70,600	2,329,800
Centene Corp. (a)	92,402	8,941,742
Chemed Corp. (b)	32,000	6,465,600
Corvel Corp. (a)	48,349	2,630,186
HealthSouth Corp.	77,009	3,569,367
Molina Healthcare, Inc. (a)	55,800	3,836,808
U.S. Physical Therapy, Inc.	72,658	4,464,834
WellCare Health Plans, Inc. (a)	49,499	8,500,958

		40,739,295

Health Care Technology—0.8%
Omnicell, Inc. (a) (b)	117,422	5,994,393
Veeva Systems, Inc. - Class A (a)	92,662	5,227,064

		11,221,457

BHFTII-269

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—4.9%
Brinker International, Inc.	64,290	$2,048,279
Buffalo Wild Wings, Inc. (a)	22,175	2,343,898
Cheesecake Factory, Inc. (The) (b)	54,949	2,314,452
Choice Hotels International, Inc.	42,268	2,700,925
Churchill Downs, Inc.	39,819	8,210,678
Denny’s Corp. (a)	393,719	4,901,802
Domino’s Pizza, Inc.	43,062	8,549,960
Hilton Grand Vacations, Inc. (a)	119,583	4,619,491
Jack in the Box, Inc.	64,277	6,551,112
Marriott Vacations Worldwide Corp. (b)	30,512	3,799,659
Pinnacle Entertainment, Inc. (a)	261,057	5,563,125
Six Flags Entertainment Corp. (b)	80,259	4,890,983
Vail Resorts, Inc.	60,381	13,774,114

		70,268,478

Household Durables—0.5%
Helen of Troy, Ltd. (a)	77,276	7,488,044

Household Products—0.3%
Spectrum Brands Holdings, Inc. (b)	40,795	4,321,006

Independent Power and Renewable Electricity Producers—0.4%
Ormat Technologies, Inc.	92,490	5,646,514

Insurance—0.4%
Heritage Insurance Holdings, Inc.	47,817	631,663
Primerica, Inc.	64,509	5,260,709

		5,892,372

Internet & Direct Marketing Retail—1.1%
Liberty Expedia Holdings, Inc. - Class A (a)	99,075	5,261,873
Liberty TripAdvisor Holdings, Inc. - Class A (a)	102,864	1,270,371
Liberty Ventures - Series A (a)	120,914	6,958,601
Shutterfly, Inc. (a)	40,961	1,985,789

		15,476,634

Internet Software & Services—2.0%
CoStar Group, Inc. (a)	17,307	4,642,603
Envestnet, Inc. (a)	82,435	4,204,185
j2 Global, Inc. (b)	57,891	4,276,987
LogMeIn, Inc.	38,282	4,212,934
MercadoLibre, Inc.	16,091	4,166,443
Stamps.com, Inc. (a)	38,676	7,837,691

		29,340,843

IT Services—5.5%
Blackhawk Network Holdings, Inc. (a) (b)	77,652	3,401,158
Booz Allen Hamilton Holding Corp.	187,145	6,997,351
Broadridge Financial Solutions, Inc.	94,963	7,674,910
Cardtronics plc - Class A (a)	127,572	2,935,432
CoreLogic, Inc. (a)	160,230	7,405,831
CSRA, Inc.	201,029	6,487,206
DST Systems, Inc.	117,912	6,471,011
Euronet Worldwide, Inc. (a)	86,298	8,180,187
Gartner, Inc. (a)	47,861	5,954,387

IT Services—(Continued)
Jack Henry & Associates, Inc.	45,162	4,642,202
MAXIMUS, Inc.	157,734	10,173,843
Travelport Worldwide, Ltd.	119,689	1,879,117
WEX, Inc. (a)	58,774	6,595,618

		78,798,253

Leisure Products—0.4%
Brunswick Corp.	103,646	5,801,067

Life Sciences Tools & Services—2.8%
Bio-Rad Laboratories, Inc. - Class A (a)	24,589	5,464,168
Bruker Corp.	87,800	2,612,050
Cambrex Corp. (a)	104,663	5,756,465
Charles River Laboratories International, Inc. (a)	70,297	7,593,482
INC Research Holdings, Inc. - Class A (a)	102,486	5,360,018
PAREXEL International Corp. (a)	51,589	4,543,959
PRA Health Sciences, Inc. (a)	68,637	5,228,080
VWR Corp. (a)	124,817	4,132,691

		40,690,913

Machinery—5.3%
Chart Industries, Inc. (a)	35,962	1,410,789
Douglas Dynamics, Inc.	58,400	2,300,960
Graco, Inc. (b)	63,559	7,861,613
IDEX Corp.	30,073	3,652,967
John Bean Technologies Corp.	100,361	10,146,497
Lincoln Electric Holdings, Inc.	35,272	3,233,737
Lydall, Inc. (a)	113,208	6,486,819
Middleby Corp. (The) (a)	50,698	6,497,963
Nordson Corp.	59,394	7,038,189
Standex International Corp.	25,002	2,655,212
Toro Co. (The)	186,385	11,567,053
Wabtec Corp. (b)	33,054	2,503,841
Welbilt, Inc. (a) (b)	148,367	3,419,859
Woodward, Inc.	83,357	6,469,337

		75,244,836

Marine—0.2%
Kirby Corp. (a)	21,997	1,450,702
Matson, Inc. (b)	54,360	1,531,865

		2,982,567

Media—2.0%
Cable One, Inc.	12,100	8,737,652
Gray Television, Inc. (a)	158,954	2,495,578
Lions Gate Entertainment Corp. - Class B (a) (b)	165,233	5,252,757
Live Nation Entertainment, Inc. (a)	203,436	8,859,638
MSG Networks, Inc. - Class A (a)	168,800	3,578,560

		28,924,185

Metals & Mining—0.2%
Worthington Industries, Inc.	65,616	3,018,336

Multiline Retail—0.3%
Big Lots, Inc.	79,458	4,256,565

BHFTII-270

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—2.6%
Carrizo Oil & Gas, Inc. (a) (b)	55,028	$942,630
Diamondback Energy, Inc. (a) (b)	63,280	6,198,909
Matador Resources Co. (a)	227,934	6,188,408
Parsley Energy, Inc. - Class A (a)	168,028	4,425,858
PDC Energy, Inc. (a)	47,978	2,352,361
Rice Energy, Inc. (a)	97,022	2,807,817
RSP Permian, Inc. (a)	168,246	5,819,629
World Fuel Services Corp.	103,418	3,506,904
WPX Energy, Inc. (a)	452,058	5,198,667

		37,441,183

Paper & Forest Products—0.2%
KapStone Paper and Packaging Corp.	115,435	2,480,698

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A	40,202	2,471,619

Pharmaceuticals—2.6%
Aerie Pharmaceuticals, Inc. (a)	39,412	1,915,423
Catalent, Inc. (a)	53,701	2,143,744
Depomed, Inc. (a)	150,974	874,140
Dermira, Inc. (a)	40,515	1,093,905
Innoviva, Inc. (a)	57,530	812,324
Jazz Pharmaceuticals plc (a) (b)	13,291	1,943,809
Medicines Co. (The) (a) (b)	47,044	1,742,510
MyoKardia, Inc. (a)	18,937	811,450
Nektar Therapeutics (a)	190,844	4,580,256
Pacira Pharmaceuticals, Inc. (a)	36,707	1,378,348
Phibro Animal Health Corp. - Class A	73,241	2,713,579
Prestige Brands Holdings, Inc. (a)	147,878	7,407,209
Supernus Pharmaceuticals, Inc. (a) (b)	118,134	4,725,360
TherapeuticsMD, Inc. (a) (b)	288,310	1,525,160
Theravance Biopharma, Inc. (a) (b)	75,114	2,571,903
WAVE Life Sciences, Ltd. (a)	21,287	462,992

		36,702,112

Professional Services—1.3%
Dun & Bradstreet Corp. (The)	38,263	4,454,196
Exponent, Inc.	91,582	6,767,909
On Assignment, Inc. (a)	19,000	1,019,920
TransUnion (a)	144,561	6,831,953

		19,073,978

Real Estate Management & Development—0.2%
Kennedy-Wilson Holdings, Inc. (b)	137,553	2,551,608

Road & Rail—1.0%
Landstar System, Inc.	57,465	5,726,387
Old Dominion Freight Line, Inc.	74,246	8,175,227

		13,901,614

Semiconductors & Semiconductor Equipment—3.7%
Advanced Energy Industries, Inc. (a)	63,344	5,115,661
Cabot Microelectronics Corp.	31,583	2,524,429
Cavium, Inc. (a)	82,216	5,421,323

Semiconductors & Semiconductor Equipment—(Continued)
Cirrus Logic, Inc. (a)	132,874	7,084,842
Integrated Device Technology, Inc. (a)	225,772	6,001,020
MaxLinear, Inc. (a)	255,089	6,058,364
Microsemi Corp. (a)	183,894	9,466,863
Nanometrics, Inc. (a)	68,000	1,958,400
Synaptics, Inc. (a)	59,088	2,315,068
Versum Materials, Inc.	169,209	6,568,693

		52,514,663

Software—7.6%
ACI Worldwide, Inc. (a)	167,369	3,812,666
Aspen Technology, Inc. (a)	111,868	7,026,429
Blackbaud, Inc. (b)	109,024	9,572,307
CommVault Systems, Inc. (a)	73,971	4,497,437
Computer Modelling Group, Ltd.	83,725	614,643
Descartes Systems Group, Inc. (The) (a)	123,958	3,390,251
Ellie Mae, Inc. (a)	47,481	3,899,615
Fair Isaac Corp.	68,768	9,661,904
Fortinet, Inc. (a)	93,233	3,341,471
Manhattan Associates, Inc. (a)	124,423	5,172,264
Pegasystems, Inc.	126,995	7,321,262
Proofpoint, Inc. (a) (b)	66,401	5,791,495
PTC, Inc. (a) (b)	138,268	7,781,723
SS&C Technologies Holdings, Inc.	213,480	8,571,222
Take-Two Interactive Software, Inc. (a)	135,816	13,884,470
Tyler Technologies, Inc. (a) (b)	51,051	8,899,210
Ultimate Software Group, Inc. (The) (a) (b)	30,024	5,692,550

		108,930,919

Specialty Retail—1.6%
Aaron’s, Inc.	30,361	1,324,651
Burlington Stores, Inc. (a)	116,866	11,156,028
Children’s Place, Inc. (The)	19,992	2,362,055
Murphy USA, Inc. (a)	96,520	6,659,880
Sally Beauty Holdings, Inc. (a)	66,345	1,299,035

		22,801,649

Technology Hardware, Storage & Peripherals—0.5%
Cray, Inc. (a)	38,534	749,486
NCR Corp. (a)	154,250	5,787,460

		6,536,946

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.	64,572	6,376,485
Steven Madden, Ltd. (a)	150,395	6,512,103

		12,888,588

Thrifts & Mortgage Finance—0.6%
MGIC Investment Corp. (a)	328,083	4,110,880
Radian Group, Inc.	214,582	4,010,538

		8,121,418

Trading Companies & Distributors—0.9%
Beacon Roofing Supply, Inc. (a)	64,350	3,297,938

BHFTII-271

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Univar, Inc. (a)	167,908	$4,857,578
Watsco, Inc.	29,271	4,714,680

		12,870,196

Total Common Stocks (Cost $1,023,653,953)		1,427,587,202

Rights—0.0%

Biotechnology—0.0%
Dyax Corp., Expires 12/31/19 (a) (c) (d) (e) (Cost $146,631)	132,100	416,643

Short-Term Investment—0.0%

Mutual Fund—0.0%
T. Rowe Price Government Reserve Fund (f)	44,538	44,538

Total Short-Term Investments (Cost $44,538)		44,538

Securities Lending Reinvestments (g)—4.8%

Certificates of Deposit—2.3%
Bank of China, Ltd. 1.540%, 10/23/17	1,500,000	1,500,000
Canadian Imperial Bank 1.647%, 1M LIBOR + 0.410%, 10/27/17 (h)	2,000,000	2,000,418
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (h)	2,000,000	2,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (h)	2,000,000	2,000,198
Credit Suisse AG New York 1.494%, 1M LIBOR + 0.260%, 10/16/17 (h)	2,000,000	2,000,096
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (h)	1,500,000	1,500,000
Mizuho Bank, Ltd., New York 1.494%, 1M LIBOR + 0.260%, 10/18/17 (h)	2,000,000	2,000,068
National Australia Bank London 1.611%, 3M LIBOR + 0.300%, 11/09/17 (h)	3,000,000	3,001,050
Norinchukin Bank New York 1.486%, 1M LIBOR + 0.250%, 10/13/17 (h)	1,000,000	1,000,037
Royal Bank of Canada New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (h)	3,000,000	3,000,246
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (h)	2,000,000	1,999,940
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (h)	2,500,000	2,500,250
Toronto Dominion Bank New York 1.624%, 3M LIBOR + 0.320%, 01/10/18 (h)	5,000,000	5,001,610
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (h)	2,800,000	2,800,675

		32,304,588

Commercial Paper—0.8%
Barton Capital S.A. 1.330%, 10/13/17	996,638	999,652
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (h)	3,000,000	3,000,513
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (h)	500,000	500,027
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (h)	1,500,000	1,500,092
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (h)	1,000,000	1,000,232
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (h)	4,300,000	4,300,796

		11,301,312

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $688,714 on 10/02/17, collateralized by $1,145,295 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $702,427.	688,654	688,654
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $3,300,289 on 10/02/17, collateralized by $3,359,425 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $3,366,000.	3,300,000	3,300,000
Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,016,245 on 01/02/18, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $400,040 on 10/02/17, collateralized by $402,364 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $408,002.	400,000	400,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $2,300,240 on 10/02/17, collateralized by $2,342,733 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $2,346,001.	2,300,000	2,300,000

BHFTII-272

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $300,031 on 10/02/17, collateralized by $301,487 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $306,001.	300,000	$300,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,005,320 on 01/02/18, collateralized by $5,384 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $1,111,535.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,600,136 on 10/02/17, collateralized by $1,534,868 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,633,244.	1,600,000	1,600,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $300,026 on 10/02/17, collateralized by $287,788 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $306,233.	300,000	300,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $4,694,611 on 01/02/18, collateralized by various Common Stock with a value of $5,060,000.	4,600,000	4,600,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000

		16,488,654

Time Deposits—0.5%
Credit Agricole S.A. 1.080%, 10/02/17	200,000	200,000
Credit Industriel et Commercial 1.100%, 10/02/17	3,000,000	3,000,000

Time Deposits—(Continued)
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	100,000	100,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	200,000	200,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Standard Chartered plc 1.200%, 10/02/17	200,000	200,000
Svenska 1.050%, 10/02/17	3,000,000	3,000,000

		7,700,000

Total Securities Lending Reinvestments (Cost $67,788,248)		67,794,554

Total Investments—104.4% (Cost $1,091,633,370)		1,495,842,937
Other assets and liabilities (net)—(4.4)%		(62,457,492)

Net Assets—100.0%		$1,433,385,445

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $65,991,543 and the collateral received consisted of cash in the amount of $67,785,292. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of September 30, 2017, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate

BHFTII-273

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,427,587,202	$—	$—	$1,427,587,202
Total Rights*	—	—	416,643	416,643
Total Short-Term Investment*	44,538	—	—	44,538
Total Securities Lending Reinvestments*	—	67,794,554	—	67,794,554
Total Investments	$1,427,631,740	$67,794,554	$416,643	$1,495,842,937

Collateral for Securities Loaned (Liability)	$—	$(67,785,292)	$—	$(67,785,292)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

BHFTII-274

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Chemicals—5.3%
Agrium, Inc.	294,900	$31,616,229
CF Industries Holdings, Inc. (a)	755,000	26,545,800

		58,162,029

Electrical Equipment—0.4%
Sunrun, Inc. (a) (b)	698,700	3,877,785

Energy Equipment & Services—18.4%
Forum Energy Technologies, Inc. (a) (b)	294,900	4,688,910
Halliburton Co.	681,600	31,374,048
Nabors Industries, Ltd. (a)	3,182,800	25,685,196
Patterson-UTI Energy, Inc. (a)	1,785,300	37,384,182
ProPetro Holding Corp. (a) (b)	846,800	12,151,580
Schlumberger, Ltd.	446,600	31,154,816
Superior Energy Services, Inc. (a) (b)	1,361,900	14,545,092
Tenaris S.A. (ADR) (a)	368,300	10,426,573
Vallourec S.A. (a) (b)	1,971,300	11,742,818
Weatherford International plc (a) (b)	4,544,700	20,814,726

		199,967,941

Food Products—2.0%
Tyson Foods, Inc. - Class A	307,100	21,635,195

Metals & Mining—31.7%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	742,733	33,578,959
Barrick Gold Corp.	1,135,900	18,276,631
First Quantum Minerals, Ltd.	4,177,600	46,906,973
Freeport-McMoRan, Inc. (b)	1,010,700	14,190,228
Glencore plc	10,696,637	49,035,475
Goldcorp, Inc.	490,700	6,359,472
IAMGOLD Corp. (b)	1,390,100	8,479,610
KAZ Minerals plc (b)	540,500	5,611,262
Kinross Gold Corp. (b)	2,952,700	12,519,448
New Gold, Inc. (b)	1,729,000	6,414,590
Newmont Mining Corp.	1,129,000	42,348,790
Petra Diamonds, Ltd. (b)	5,867,827	6,605,751
Randgold Resources, Ltd. (ADR)	182,300	17,803,418
Rio Tinto plc (ADR) (a)	226,400	10,683,816
Steel Dynamics, Inc.	680,400	23,453,388
Teck Resources, Ltd. - Class B	2,042,300	43,072,107

		345,339,918

Mortgage Real Estate Investment Trusts—0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	146,800	3,577,516

Oil, Gas & Consumable Fuels—35.2%
Callon Petroleum Co. (a) (b)	810,100	9,105,524
Cimarex Energy Co.	313,300	35,612,811
Concho Resources, Inc. (b)	313,250	41,261,290
CONSOL Energy, Inc. (b)	1,453,700	24,625,678
Diamondback Energy, Inc. (a) (b)	422,200	41,358,712
EOG Resources, Inc.	422,200	40,843,628

Oil, Gas & Consumable Fuels—(Continued)
Golar LNG, Ltd. (a)	368,300	8,327,263
Green Plains, Inc. (a)	894,500	18,024,175
Laredo Petroleum, Inc. (b)	954,500	12,341,685
Newfield Exploration Co. (a) (b)	920,200	27,302,334
Parsley Energy, Inc. - Class A (b)	1,472,100	38,775,114
PDC Energy, Inc. (a) (b)	498,000	24,416,940
Pioneer Natural Resources Co.	275,300	40,617,762
RSP Permian, Inc. (b)	401,400	13,884,426
Scorpio Tankers, Inc.	1,910,100	6,551,643

		383,048,985

Paper & Forest Products—1.7%
Louisiana-Pacific Corp. (b)	667,400	18,073,192

Road & Rail—1.3%
Union Pacific Corp.	127,300	14,762,981

Total Common Stocks (Cost $976,777,230)		1,048,445,542

Short-Term Investment—3.3%

Mutual Fund—3.3%
AIM STIT-STIC Prime Portfolio	36,296,329	36,296,329

Total Short-Term Investments (Cost $36,296,329)		36,296,329

Securities Lending Reinvestments (c)—12.4%

Certificates of Deposit—5.3%
ABN AMRO Bank NV Zero Coupon, 02/22/18	1,987,499	1,989,260
Banco Del Estado De Chile New York 1.416%, 1M LIBOR + 0.180%, 03/22/18 (d)	2,500,000	2,499,770
Bank of China, Ltd. 1.540%, 10/23/17	3,000,000	3,000,000
Bank of Nova Scotia 1.631%, 3M LIBOR + 0.320%, 11/03/17 (d)	2,000,000	2,000,386
Bank of Tokyo-Mitsubishi, Ltd. 1.664%, 1M LIBOR + 0.430%, 11/16/17 (d)	2,000,000	2,000,928
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (d)	4,000,000	4,000,472
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (d)	1,500,000	1,500,081
Chiba Bank, Ltd., New York 1.360%, 11/07/17	500,000	500,000
Credit Suisse AG New York 1.405%, 1M LIBOR + 0.170%, 02/09/18 (d)	1,000,000	1,000,036

BHFTII-275

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Suisse AG New York 1.461%, 1M LIBOR + 0.230%, 11/07/17 (d)	1,500,000	$1,500,000
Credit Suisse AG New York 1.511%, 1M LIBOR + 0.280%, 10/06/17 (d)	1,000,000	1,000,012
DNB Bank ASA New York 1.120%, 10/05/17	1,000,000	999,997
KBC Bank NV 1.380%, 10/27/17	3,000,000	3,000,330
Landesbank Baden-Wuerttemberg Zero Coupon, 10/18/17	1,498,056	1,499,235
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (d)	2,000,000	1,999,976
Mizuho Bank, Ltd., New York 1.436%, 1M LIBOR + 0.200%, 02/12/18 (d)	1,000,000	1,000,747
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (d)	3,000,000	2,999,895
Natixis New York 1.396%, 1M LIBOR + 0.160%, 11/13/17 (d)	1,000,000	1,000,046
Norinchukin Bank New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	1,500,000	1,500,069
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (d)	2,000,000	1,999,910
Royal Bank of Canada New York 1.556%, 1M LIBOR + 0.320%, 03/20/18 (d)	3,800,000	3,803,363
Standard Chartered plc 1.460%, 02/02/18	1,500,000	1,500,379
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (d)	1,000,000	999,970
Sumitomo Mitsui Banking Corp., New York 1.432%, 1M LIBOR + 0.200%, 02/05/18 (d)	2,250,000	2,250,234
Sumitomo Mitsui Trust Bank, Ltd., New York 1.406%, 1M LIBOR + 0.170%, 11/13/17 (d)	1,500,000	1,500,121
Sumitomo Mitsui Trust Bank, Ltd., New York 1.488%, 1M LIBOR + 0.250%, 10/26/17 (d)	500,000	500,050
Sumitomo Mitsui Trust Bank, Ltd., New York 1.495%, 1M LIBOR + 0.260%, 10/11/17 (d)	500,000	500,019
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (d)	1,500,000	1,500,204
Swedbank AB 1.140%, 10/02/17	2,000,000	1,999,998

Certificates of Deposit—(Continued)
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (d)	3,000,000	3,002,676
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (d)	1,500,000	1,499,990
Wells Fargo Bank N.A. 1.694%, 3M LIBOR + 0.380%, 10/26/17 (d)	1,250,000	1,250,301

		57,298,455

Commercial Paper—2.1%
Atlantic Asset Securitization LLC 1.340%, 10/05/17	996,873	999,933
Barton Capital S.A. 1.330%, 10/05/17	1,993,572	1,999,860
1.330%, 10/13/17	996,638	999,652
Commonwealth Bank Australia 1.577%, 1M LIBOR + 0.340%, 03/01/18 (d)	2,000,000	2,001,740
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (d)	1,500,000	1,500,081
ING Funding LLC 1.386%, 1M LIBOR + 0.150%, 11/13/17 (d)	1,500,000	1,500,069
Kells Funding LLC 1.400%, 03/01/18	992,883	993,977
Macquarie Bank, Ltd., London 1.340%, 10/27/17	2,989,727	2,997,208
National Australia Bank, Ltd. 1.656%, 3M LIBOR + 0.340%, 12/06/17 (d)	1,500,000	1,500,774
Sheffield Receivables Co. 1.330%, 10/05/17	1,993,350	1,999,870
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (d)	1,500,000	1,500,092
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18 (d)	4,000,000	4,000,928
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (d)	1,250,000	1,250,231

		23,244,415

Repurchase Agreements—2.6%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,792,797 on 10/02/17, collateralized by $2,981,326 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,828,493.	1,792,640	1,792,640

BHFTII-276

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $1,016,245 on 01/02/18, collateralized by various Common Stock with a value of $1,100,000.	1,000,000	$1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $7,800,683 on 10/02/17, collateralized by $7,940,459 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $7,956,001.	7,800,000	7,800,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $1,000,100 on 10/02/17, collateralized by $1,005,910 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $1,020,005.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $5,500,573 on 10/02/17, collateralized by $5,602,187 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $5,610,002.	5,500,000	5,500,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $800,083 on 10/02/17, collateralized by $803,966 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $816,002.	800,000	800,000
Deutsche Bank AG, London Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $1,809,576 on 01/02/18, collateralized by $9,692 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $2,000,764.	1,800,000	1,800,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $3,700,315 on 10/02/17, collateralized by $3,549,383 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $3,776,877.	3,700,000	3,700,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $700,060 on 10/02/17, collateralized by $671,505 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $714,544.	700,000	700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $4,029,260 on 01/02/18, collateralized by various Common Stock with a value of $4,400,001.	4,000,000	4,000,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $816,454 on 01/02/18, collateralized by various Common Stock with a value of $880,000.	800,000	800,000

		28,892,640

Time Deposits—2.4%
ABN AMRO Bank NV 1.060%, 10/02/17	5,000,000	5,000,000
Australia New Zealand Bank 1.070%, 10/02/17	4,000,000	4,000,000
Credit Agricole S.A. 1.080%, 10/02/17	400,000	400,000
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
DZ Bank AG 1.060%, 10/02/17	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	400,000	400,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	500,000	500,000
National Bank of Canada 1.060%, 10/02/17	5,000,000	5,000,000
Nordea Bank New York 1.050%, 10/02/17	1,000,000	1,000,000
Royal Bank of Canada New York 1.070%, 10/02/17	2,000,000	2,000,000
Standard Chartered plc 1.200%, 10/02/17	500,000	500,000

		25,800,000

Total Securities Lending Reinvestments (Cost $135,220,480)		135,235,510

Total Investments—112.0% (Cost $1,148,294,039)		1,219,977,381
Other assets and liabilities (net)—(12.0)%		(130,851,219)

Net Assets—100.0%		$1,089,126,162

BHFTII-277

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $131,229,988 and the collateral received consisted of cash in the amount of $135,191,237. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$58,162,029	$—	$—	$58,162,029
Electrical Equipment	3,877,785	—	—	3,877,785
Energy Equipment & Services	188,225,123	11,742,818	—	199,967,941
Food Products	21,635,195	—	—	21,635,195
Metals & Mining	284,087,430	61,252,488	—	345,339,918
Mortgage Real Estate Investment Trusts	3,577,516	—	—	3,577,516
Oil, Gas & Consumable Fuels	383,048,985	—	—	383,048,985
Paper & Forest Products	18,073,192	—	—	18,073,192
Road & Rail	14,762,981	—	—	14,762,981
Total Common Stocks	975,450,236	72,995,306	—	1,048,445,542
Total Short-Term Investment*	36,296,329	—	—	36,296,329
Total Securities Lending Reinvestments*	—	135,235,510	—	135,235,510
Total Investments	$1,011,746,565	$208,230,816	$—	$1,219,977,381

Collateral for Securities Loaned (Liability)	$—	$(135,191,237)	$—	$(135,191,237)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—54.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
WPP Finance 2010 5.125%, 09/07/42	120,000	$124,885

Aerospace/Defense—0.2%
Arconic, Inc. 5.125%, 10/01/24	2,125,000	2,261,213
Harris Corp. 4.854%, 04/27/35	570,000	627,968
5.054%, 04/27/45	1,089,000	1,247,221
Northrop Grumman Corp. 3.200%, 02/01/27	3,560,000	3,582,136
Raytheon Co. 3.125%, 10/15/20	30,000	31,014
United Technologies Corp. 4.500%, 06/01/42	290,000	311,656

		8,061,208

Agriculture—0.2%
Alliance One International, Inc. 9.875%, 07/15/21 (a)	4,135,000	3,638,800
Altria Group, Inc. 5.375%, 01/31/44	649,000	782,027
Reynolds American, Inc. 4.850%, 09/15/23 (a)	2,640,000	2,897,556

		7,318,383

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	687,283	730,678
American Airlines Pass-Through Trust 5.600%, 07/15/20 (144A)	1,096,539	1,148,625
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	264,939	273,523
Hawaiian Airlines Pass-Through Certificates 3.900%, 01/15/26	381,818	396,136
Northwest Airlines Pass-Through Trust 7.575%, 03/01/19	6,563	6,825

		2,555,787

Apparel—0.8%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (a)	22,028,000	22,881,585
Levi Strauss & Co. 5.000%, 05/01/25 (a)	2,925,000	3,082,219
William Carter Co. (The) 5.250%, 08/15/21	2,375,000	2,443,281

		28,407,085

Auto Manufacturers—0.3%
Ford Motor Co. 4.750%, 01/15/43	1,510,000	1,480,428
Ford Motor Credit Co. LLC 3.664%, 09/08/24	720,000	722,426

Auto Manufacturers—(Continued)
General Motors Co. 6.600%, 04/01/36	5,134,000	6,098,718
General Motors Financial Co., Inc. 5.250%, 03/01/26	1,660,000	1,802,024

		10,103,596

Auto Parts & Equipment—1.4%
Adient Global Holdings, Ltd. 4.875%, 08/15/26 (144A)	3,500,000	3,578,750
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	4,230,000	4,261,725
5.000%, 10/01/24 (144A) (a)	5,660,000	5,874,231
Delphi Jersey Holdings plc 5.000%, 10/01/25 (144A)	4,210,000	4,283,675
Goodyear Tire & Rubber Co. (The) 4.875%, 03/15/27 (a)	3,830,000	3,942,908
5.000%, 05/31/26 (a)	2,730,000	2,846,025
IHO Verwaltungs GmbH 4.125%, 4.875% PIK, 09/15/21 (144A) (a) (b)	1,840,000	1,872,200
4.750%, 5.500% PIK, 09/15/26 (144A) (a) (b)	3,440,000	3,504,500
ZF North America Capital, Inc. 4.000%, 04/29/20 (144A) (a)	755,000	779,538
4.750%, 04/29/25 (144A) (a)	17,638,000	18,608,090

		49,551,642

Banks—9.7%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	3,831,000	4,067,338
Banco Mercantil del Norte S.A. 6.875%, 5Y CMT + 5.035%, 07/06/22 (144A) (c)	800,000	851,000
7.625%, 10Y CMT + 5.353%, 01/10/28 (144A) (a) (c)	800,000	872,800
Bank of America Corp. 4.000%, 01/22/25	17,810,000	18,429,630
4.125%, 01/22/24	880,000	936,201
4.200%, 08/26/24	2,380,000	2,503,123
4.250%, 10/22/26	7,628,000	7,980,293
6.500%, 3M USD LIBOR + 4.174%, 10/23/24 (a) (c)	2,385,000	2,696,541
Barclays Bank plc 7.625%, 11/21/22	16,450,000	18,896,937
10.179%, 06/12/21 (144A)	1,180,000	1,461,333
BNP Paribas S.A. 4.375%, 05/12/26 (144A) (a)	7,680,000	8,019,379
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (a) (c)	2,850,000	3,131,437
BPCE S.A. 4.875%, 04/01/26 (144A) (a)	12,000,000	12,743,366
5.150%, 07/21/24 (144A) (a)	420,000	452,765
Citigroup, Inc. 4.050%, 07/30/22 (a)	110,000	115,149
4.450%, 09/29/27	16,094,000	16,987,805

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc. 5.350%, 3M USD LIBOR + 3.466%, 05/15/23 (c)	560,000	$581,448
5.900%, 3M USD LIBOR + 4.230%, 02/15/23 (c)	1,475,000	1,589,313
5.950%, 3M USD LIBOR + 4.068%, 01/30/23 (c)	3,606,000	3,880,957
5.950%, 3M USD LIBOR + 3.905%, 05/15/25 (c)	2,790,000	3,016,687
6.300%, 3M USD LIBOR + 3.423%, 05/15/24 (a) (c)	850,000	922,250
Cooperatieve Rabobank UA 3.750%, 07/21/26 (a)	4,210,000	4,271,228
4.375%, 08/04/25	1,470,000	1,543,644
4.625%, 12/01/23 (a)	7,500,000	8,059,390
11.000%, 3M USD LIBOR + 10.868%, 06/30/19 (144A) (c)	415,000	468,950
Credit Agricole S.A. 7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (c)	1,750,000	1,957,200
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (c)	7,050,000	8,345,437
8.375%, 3M USD LIBOR + 6.982%, 10/13/19 (144A) (c)	640,000	708,800
Credit Suisse Group AG 7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (c)	4,365,000	4,932,494
Goldman Sachs Group, Inc. (The) 3.500%, 11/16/26	3,480,000	3,489,429
3.750%, 02/25/26	1,660,000	1,699,388
4.000%, 03/03/24	3,180,000	3,357,674
4.250%, 10/21/25 (a)	8,890,000	9,268,221
5.250%, 07/27/21	1,330,000	1,461,424
6.750%, 10/01/37	2,000,000	2,638,583
7.500%, 02/15/19	20,000	21,480
HSBC Holdings plc 3.900%, 05/25/26 (a)	14,240,000	14,903,437
4.041%, 3M USD LIBOR + 1.546%, 03/13/28 (c)	5,210,000	5,439,645
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (c)	6,070,000	6,348,613
ICICI Bank, Ltd. 5.750%, 11/16/20	9,290,000	10,117,005
Intesa Sanpaolo S.p.A. 3.125%, 07/14/22 (144A)	5,500,000	5,513,574
3.875%, 07/14/27 (144A)	8,790,000	8,825,490
5.017%, 06/26/24 (144A) (a)	2,440,000	2,480,512
5.710%, 01/15/26 (144A)	17,190,000	18,115,994
6.500%, 02/24/21 (144A)	1,175,000	1,310,685
Itau CorpBanca 3.875%, 09/22/19	6,290,000	6,493,142
JPMorgan Chase & Co. 3.625%, 12/01/27 (a)	6,430,000	6,448,545
3.875%, 09/10/24	5,082,000	5,291,718
6.750%, 3M USD LIBOR + 3.780%, 02/01/24 (a) (c)	1,105,000	1,263,910

Banks—(Continued)
Lloyds Banking Group plc 4.582%, 12/10/25	3,011,000	3,163,849
4.650%, 03/24/26	3,920,000	4,144,618
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (a) (c)	3,580,000	4,014,075
Macquarie Bank, Ltd. 4.875%, 06/10/25 (144A) (a)	2,100,000	2,216,552
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	3,200,000	3,456,771
6.250%, 01/14/21 (144A)	400,000	446,674
Morgan Stanley 4.000%, 07/23/25	1,165,000	1,228,218
4.100%, 05/22/23	1,000,000	1,045,629
4.875%, 11/01/22	250,000	270,943
Oversea-Chinese Banking Corp., Ltd. 4.250%, 06/19/24	10,230,000	10,695,772
Royal Bank of Scotland Group plc 4.800%, 04/05/26	400,000	428,066
5.125%, 05/28/24 (a)	4,530,000	4,819,771
6.000%, 12/19/23	875,000	967,679
6.100%, 06/10/23	780,000	864,084
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (c)	2,890,000	3,204,287
Santander Holdings USA, Inc. 4.500%, 07/17/25	890,000	927,292
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	12,691,000	13,257,019
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (c)	2,620,000	3,805,277
Santander UK plc 7.950%, 10/26/29	272,000	349,575
Standard Chartered plc 3.950%, 01/11/23 (144A)	2,425,000	2,462,665
5.700%, 03/26/44 (144A) (a)	600,000	705,130
UBS AG 7.625%, 08/17/22	2,850,000	3,359,437
UBS Group Funding Switzerland AG 4.253%, 03/23/28 (144A)	2,950,000	3,094,568
Wells Fargo & Co. 4.300%, 07/22/27	12,670,000	13,400,089
4.750%, 12/07/46	3,970,000	4,358,521
Wells Fargo Capital X 5.950%, 12/15/36	380,000	427,500

		342,025,425

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	3,222,000	3,333,199
Carolina Beverage Group LLC / Carolina Beverage Group Finance, Inc. 10.625%, 08/01/18 (144A)	97,000	97,849
Constellation Brands, Inc. 4.750%, 12/01/25 (a)	140,000	152,852
6.000%, 05/01/22 (a)	882,000	1,008,489
Cott Holdings, Inc. 5.500%, 04/01/25 (144A)	5,530,000	5,765,025

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Dr Pepper Snapple Group, Inc. 3.400%, 11/15/25	64,000	$64,929
4.500%, 11/15/45	32,000	33,816

		10,456,159

Biotechnology—0.5%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/23 (144A) (a)	10,573,000	10,705,163
Celgene Corp. 3.875%, 08/15/25	1,120,000	1,181,731
5.000%, 08/15/45	920,000	1,040,041
Gilead Sciences, Inc. 2.550%, 09/01/20 (a)	1,675,000	1,704,781
3.500%, 02/01/25	1,795,000	1,869,322
4.600%, 09/01/35	1,800,000	1,987,314

		18,488,352

Building Materials—0.1%
Ply Gem Industries, Inc. 6.500%, 02/01/22	1,540,000	1,609,762
U.S. Concrete, Inc. 6.375%, 06/01/24	80,000	86,200

		1,695,962

Chemicals—0.1%
Eastman Chemical Co. 4.800%, 09/01/42	740,000	786,071
Westlake Chemical Corp. 4.625%, 02/15/21	1,060,000	1,095,510

		1,881,581

Commercial Services—1.7%
AA Bond Co., Ltd. 5.500%, 07/31/22 (GBP)	2,690,000	3,712,736
ADT Corp. (The) 4.125%, 06/15/23 (a)	4,070,000	4,141,225
Ahern Rentals, Inc. 7.375%, 05/15/23 (144A) (a)	4,870,000	4,456,050
Ashtead Capital, Inc.
4.125%, 08/15/25 (144A) (a)	2,000,000	2,060,000
4.375%, 08/15/27 (144A) (a)	9,760,000	10,052,800
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	994,638
Ecolab, Inc. 4.350%, 12/08/21	70,000	75,712
Hertz Corp. (The) 5.875%, 10/15/20 (a)	7,720,000	7,662,100
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	1,939,026
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A) (a)	5,030,000	5,319,225
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A) (a)	3,880,000	3,986,700

Commercial Services—(Continued)
UBM plc 5.750%, 11/03/20 (144A)	50,000	52,489
United Rentals North America, Inc. 4.625%, 10/15/25 (a)	1,620,000	1,640,250
4.875%, 01/15/28	4,230,000	4,251,150
5.500%, 05/15/27 (a)	720,000	767,700
5.875%, 09/15/26 (a)	8,000,000	8,690,000

		59,801,801

Computers—0.4%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	1,000,000	1,019,857
4.420%, 06/15/21 (144A)	12,010,000	12,609,481

		13,629,338

Diversified Financial Services—1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	1,060,000	1,128,044
5.000%, 10/01/21	15,056,000	16,246,045
Ally Financial, Inc. 8.000%, 11/01/31	525,000	677,198
ASP AMC Merger Sub, Inc. 8.000%, 05/15/25 (144A)	4,820,000	4,639,250
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A) (a)	3,370,000	3,856,306
International Lease Finance Corp. 8.250%, 12/15/20	2,613,000	3,053,327
8.625%, 01/15/22 (a)	2,500,000	3,063,859
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	148,187
Navient Corp. 5.000%, 10/26/20 (a)	5,811,000	5,978,066
5.875%, 10/25/24 (a)	3,150,000	3,197,250
Quicken Loans, Inc. 5.750%, 05/01/25 (144A) (a)	15,600,000	16,380,000
TMX Finance LLC / TitleMax Finance Corp. 8.500%, 09/15/18 (144A)	3,840,000	3,552,000
Visa, Inc. 3.150%, 12/14/25	850,000	870,830
3.650%, 09/15/47	660,000	656,369

		63,446,731

Electric—1.3%
Enel S.p.A. 7.750%, 5Y GBP Swap + 5.662%, 09/10/75 (GBP) (c)	2,450,000	3,750,005
Exelon Corp. 3.497%, 06/01/22	4,800,000	4,944,444
FirstEnergy Corp. 3.900%, 07/15/27	6,480,000	6,580,690
4.250%, 03/15/23	1,560,000	1,650,422
7.375%, 11/15/31	3,550,000	4,722,664

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	$4,803,759
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (d)	2,678,645	2,899,633
Pacific Gas & Electric Co. 4.000%, 12/01/46	1,390,000	1,456,872
6.050%, 03/01/34	1,180,000	1,536,748
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	679,315	696,774
Perusahaan Listrik Negara PT 5.500%, 11/22/21 (a)	9,750,000	10,729,875
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,248,459

		45,020,345

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A) (d)	1,424,865	1,605,571

Engineering & Construction—0.3%
CRCC Yuxiang, Ltd. 3.500%, 05/16/23	10,520,000	10,748,863

Entertainment—0.5%
Great Canadian Gaming Corp. 6.625%, 07/25/22 (144A) (CAD)	6,995,000	5,809,312
Lions Gate Entertainment Corp. 5.875%, 11/01/24 (144A) (a)	3,880,000	4,074,000
Scientific Games International, Inc. 7.000%, 01/01/22 (144A) (a)	740,000	785,325
10.000%, 12/01/22	2,620,000	2,901,650
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	2,510,000	3,435,207

		17,005,494

Environmental Control—0.0%
Waste Management, Inc. 3.500%, 05/15/24	890,000	923,423
4.600%, 03/01/21	180,000	193,143
7.375%, 05/15/29	190,000	250,621

		1,367,187

Food—0.3%
Kraft Heinz Foods Co. 3.000%, 06/01/26	70,000	67,052
3.500%, 06/06/22	500,000	517,787
3.950%, 07/15/25	280,000	288,389
4.875%, 02/15/25 (144A)	1,157,000	1,236,557
5.000%, 07/15/35	250,000	272,361
5.000%, 06/04/42	130,000	138,506
5.200%, 07/15/45	390,000	427,210
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 (144A) (a)	3,710,000	3,867,675
4.875%, 11/01/26 (144A) (a)	4,870,000	5,113,500

		11,929,037

Food Service—0.3%
Aramark Services, Inc. 4.750%, 06/01/26 (a)	495,000	521,186
5.000%, 04/01/25 (144A) (a)	7,660,000	8,148,325

		8,669,511

Forest Products & Paper—0.3%
Suzano Austria GmbH 5.750%, 07/14/26	10,090,000	10,839,687

Healthcare-Products—0.7%
Abbott Laboratories 4.900%, 11/30/46	2,650,000	2,959,870
Becton Dickinson & Co. 3.700%, 06/06/27	12,100,000	12,234,180
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	1,690,000	1,618,175
Immucor, Inc. 11.125%, 02/15/22 (144A) (a)	4,810,000	5,014,425
Medtronic, Inc. 3.150%, 03/15/22	1,393,000	1,442,385
3.500%, 03/15/25	1,730,000	1,804,236

		25,073,271

Healthcare-Services—1.8%
Air Medical Group Holdings, Inc. 6.375%, 05/15/23 (144A)	860,000	827,750
Centene Corp. 4.750%, 05/15/22 (a)	4,826,000	5,037,137
4.750%, 01/15/25	7,030,000	7,293,625
6.125%, 02/15/24 (a)	3,073,000	3,322,681
CHS/Community Health Systems, Inc. 6.250%, 03/31/23	7,080,000	6,956,100
8.000%, 11/15/19	650,000	632,938
DaVita, Inc. 5.000%, 05/01/25	2,030,000	2,002,676
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A) (a)	700,000	757,603
5.875%, 01/31/22 (144A)	3,225,000	3,623,513
HCA, Inc. 4.500%, 02/15/27 (a)	85,000	86,913
4.750%, 05/01/23	590,000	622,450
5.250%, 06/15/26	2,550,000	2,747,625
5.375%, 02/01/25 (a)	3,290,000	3,466,837
5.500%, 06/15/47	9,700,000	10,051,625
6.500%, 02/15/20	1,550,000	1,687,563
7.500%, 02/15/22	6,583,000	7,551,952
7.690%, 06/15/25 (a)	1,817,000	2,112,263
Humana, Inc. 4.800%, 03/15/47	800,000	890,854
Tenet Healthcare Corp. 8.125%, 04/01/22 (a)	3,655,000	3,718,962

		63,391,067

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—0.1%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (a) (e)	2,410,000	$3,964,087

Home Builders—0.7%
Lennar Corp. 4.500%, 04/30/24 (a)	4,180,000	4,304,480
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.250%, 04/15/21 (144A) (a)	3,545,000	3,638,056
5.625%, 03/01/24 (144A) (a)	6,000,000	6,240,000
5.875%, 04/15/23 (144A) (a)	780,000	826,800
William Lyon Homes, Inc. 5.750%, 04/15/19	4,247,000	4,300,088
7.000%, 08/15/22	5,240,000	5,423,400

		24,732,824

Household Products/Wares—0.1%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	4,060,000	4,212,250

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	1,750,000	1,838,553
5.500%, 04/01/46	1,420,000	1,679,605

		3,518,158

Insurance—0.6%
American International Group, Inc. 3.750%, 07/10/25	770,000	795,184
6.250%, 3M USD LIBOR + 2.056%, 03/15/87 (c)	453,000	496,035
AXA S.A. 8.600%, 12/15/30	1,320,000	1,890,900
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,438,815
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	3,674,272
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A)	6,285,000	6,808,343
Prudential Financial, Inc. 5.625%, 3M USD LIBOR + 3.920%, 06/15/43 (c)	550,000	599,500
5.875%, 3M USD LIBOR + 4.175%, 09/15/42 (a) (c)	1,200,000	1,329,000
8.875%, 3M USD LIBOR + 5.000%, 06/15/38 (c)	915,000	958,462
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	1,771,000	2,000,139
6.850%, 12/16/39 (144A)	216,000	297,945

		21,288,595

Internet—0.8%
Alibaba Group Holding, Ltd. 3.125%, 11/28/21	4,475,000	4,574,457

Internet—(Continued)
Amazon.com, Inc. 3.875%, 08/22/37 (144A)	6,010,000	6,116,236
4.050%, 08/22/47 (144A)	8,170,000	8,326,222
Cogent Communications Group, Inc. 5.375%, 03/01/22 (144A)	5,195,000	5,461,244
eBay, Inc. 3.800%, 03/09/22	1,095,000	1,147,816
Priceline Group, Inc. (The) 3.650%, 03/15/25	1,625,000	1,673,559

		27,299,534

Iron/Steel—0.4%
Vale Overseas, Ltd. 6.250%, 08/10/26	3,990,000	4,527,453
6.875%, 11/10/39 (a)	7,980,000	9,146,676

		13,674,129

Leisure Time—0.7%
Gibson Brands, Inc. 8.875%, 08/01/18 (144A) (a)	2,070,000	1,666,350
NCL Corp., Ltd. 4.625%, 11/15/20 (144A) (a)	3,090,000	3,171,113
4.750%, 12/15/21 (144A)	6,380,000	6,619,250
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	3,825,000	4,092,750
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	8,720,000	8,750,084

		24,299,547

Lodging—0.7%
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 (144A)	4,180,000	4,180,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25	1,250,000	1,287,500
4.875%, 04/01/27 (a)	9,670,000	10,153,500
MGM Resorts International 6.000%, 03/15/23 (a)	5,592,000	6,165,180
6.625%, 12/15/21 (a)	2,180,000	2,452,500

		24,238,680

Machinery-Construction & Mining—0.3%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 03/15/24 (144A)	4,380,000	4,713,975
Terex Corp. 5.625%, 02/01/25 (144A) (a)	4,230,000	4,457,363

		9,171,338

Media—3.6%
Altice Financing S.A. 6.625%, 02/15/23 (144A) (a)	5,340,000	5,660,400
7.500%, 05/15/26 (144A) (a)	5,000,000	5,500,000

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27 (144A)	4,670,000	$4,734,212
5.375%, 05/01/25 (144A)	880,000	912,006
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.200%, 03/15/28 (144A)	8,160,000	8,257,145
4.464%, 07/23/22	2,180,000	2,306,497
4.908%, 07/23/25	9,064,000	9,689,559
CSC Holdings LLC 6.625%, 10/15/25 (144A) (a)	2,680,000	2,934,600
10.125%, 01/15/23 (144A) (a)	1,125,000	1,297,969
10.875%, 10/15/25 (144A) (a)	5,667,000	7,005,829
DISH DBS Corp. 5.000%, 03/15/23 (a)	3,247,000	3,318,028
5.875%, 07/15/22 (a)	1,910,000	2,029,375
5.875%, 11/15/24 (a)	3,420,000	3,584,587
7.750%, 07/01/26 (a)	3,630,000	4,167,857
EW Scripps Co. (The) 5.125%, 05/15/25 (144A)	5,810,000	5,926,200
SFR Group S.A. 6.000%, 05/15/22 (144A)	7,185,000	7,508,325
7.375%, 05/01/26 (144A) (a)	8,180,000	8,834,400
Sinclair Television Group, Inc. 6.125%, 10/01/22 (a)	2,450,000	2,523,500
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,131,081
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A) (a)	5,377,500	5,552,269
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	7,890,000	7,959,037
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	2,296,000	2,387,840
Urban One, Inc. 7.375%, 04/15/22 (144A)	8,220,000	8,220,000
Viacom, Inc. 4.375%, 03/15/43	5,970,000	5,143,036
Virgin Media Finance plc 6.000%, 10/15/24 (144A)	3,985,000	4,189,231
6.375%, 10/15/24 (GBP)	2,510,000	3,628,771
Virgin Media Secured Finance plc 5.500%, 08/15/26 (144A) (a)	2,000,000	2,107,500

		127,509,254

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc. 6.625%, 04/15/27	3,941,000	4,246,427
Valmont Industries, Inc. 6.625%, 04/20/20	314,000	344,193

		4,590,620

Mining—2.8%
Alcoa Nederland Holding B.V. 6.750%, 09/30/24 (144A) (a)	1,940,000	2,148,550
7.000%, 09/30/26 (144A) (a)	1,770,000	2,004,525
Anglo American Capital plc 3.750%, 04/10/22 (144A)	560,000	574,336
4.000%, 09/11/27 (144A)	3,540,000	3,498,684
Barrick Gold Corp. 5.250%, 04/01/42	4,000,000	4,576,680
Barrick North America Finance LLC 4.400%, 05/30/21	97,000	104,312
5.750%, 05/01/43	11,289,000	13,667,875
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	79,000	80,749
6.250%, 5Y USD Swap + 4.971%, 10/19/75 (144A) (a) (c)	2,392,000	2,625,220
6.750%, 5Y USD Swap + 5.093%, 10/19/75 (144A) (a) (c)	8,191,000	9,644,902
First Quantum Minerals, Ltd. 7.250%, 04/01/23 (144A) (a)	3,920,000	4,037,600
7.500%, 04/01/25 (144A) (a)	7,380,000	7,546,050
Freeport-McMoRan, Inc. 5.450%, 03/15/43	15,000,000	14,015,625
6.750%, 02/01/22	1,453,000	1,514,752
Glencore Finance Canada, Ltd. 4.250%, 10/25/22 (144A) (a)	788,000	829,270
5.550%, 10/25/42 (144A) (a)	1,000,000	1,106,093
Glencore Funding LLC 4.000%, 04/16/25 (144A)	6,580,000	6,681,003
HudBay Minerals, Inc. 7.250%, 01/15/23 (144A) (a)	2,280,000	2,428,200
7.625%, 01/15/25 (144A) (a)	5,375,000	5,818,545
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (d) (f)	932,290	20,977
Mirabela Nickel, Ltd. 1.000%, 09/10/44 (144A) (d) (g) (h)	36,414	0
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/25 (a)	5,690,000	5,999,524
Teck Resources, Ltd. 5.200%, 03/01/42 (a)	740,000	736,300
Yamana Gold, Inc. 4.950%, 07/15/24 (a)	9,130,000	9,358,250

		99,018,022

Miscellaneous Manufacturing—0.2%
CBC Ammo LLC / CBC FinCo, Inc. 7.250%, 11/15/21 (144A)	3,250,000	3,282,500
General Electric Co. 4.500%, 03/11/44	260,000	291,048
5.300%, 02/11/21	147,000	161,640
5.875%, 01/14/38	250,000	327,148
6.875%, 01/10/39	2,088,000	3,057,053

		7,119,389

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—6.1%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	$99,562
Anadarko Petroleum Corp. 4.500%, 07/15/44	800,000	761,387
5.550%, 03/15/26	3,000,000	3,350,524
6.450%, 09/15/36	220,000	260,259
Apache Corp. 3.250%, 04/15/22	574,000	582,210
4.250%, 01/15/44	260,000	244,161
4.750%, 04/15/43	7,000,000	7,007,424
BP Capital Markets plc 3.119%, 05/04/26 (a)	6,580,000	6,577,663
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 11.500%, 01/15/21 (144A) (a)	4,760,000	5,515,650
Cenovus Energy, Inc. 4.250%, 04/15/27 (144A)	650,000	644,463
5.250%, 06/15/37 (144A)	950,000	942,735
Chesapeake Energy Corp. 6.125%, 02/15/21 (a)	535,000	539,012
8.000%, 12/15/22 (144A)	7,450,000	8,027,375
8.000%, 01/15/25 (144A) (a)	3,730,000	3,767,300
8.000%, 06/15/27 (144A)	5,080,000	5,029,200
ConocoPhillips Holding Co. 6.950%, 04/15/29	375,000	485,925
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	8,360,000	8,663,050
Devon Energy Corp. 3.250%, 05/15/22	2,035,000	2,059,076
5.600%, 07/15/41	110,000	120,384
5.850%, 12/15/25	970,000	1,118,216
Devon Financing Co. LLC 7.875%, 09/30/31	140,000	184,810
Diamondback Energy, Inc. 4.750%, 11/01/24 (a)	3,968,000	4,047,360
5.375%, 05/31/25 (a)	2,330,000	2,429,025
Ecopetrol S.A. 5.375%, 06/26/26	11,570,000	12,322,050
EOG Resources, Inc. 4.150%, 01/15/26 (a)	1,665,000	1,765,520
EP Energy LLC / Everest Acquisition Finance, Inc. 8.000%, 02/15/25 (144A) (a)	4,190,000	3,262,962
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	10,470,000	10,721,280
KazMunayGas National Co. JSC 4.750%, 04/19/27 (144A)	13,300,000	13,487,025
Kerr-McGee Corp. 6.950%, 07/01/24	290,000	344,620
7.875%, 09/15/31	285,000	362,345
MEG Energy Corp. 6.375%, 01/30/23 (144A) (a)	5,000,000	4,362,500
7.000%, 03/31/24 (144A) (a)	1,566,000	1,342,845

Oil & Gas—(Continued)
Noble Energy, Inc. 3.850%, 01/15/28 (a)	8,660,000	8,677,088
6.000%, 03/01/41	10,200,000	11,650,259
Occidental Petroleum Corp. 3.125%, 02/15/22	110,000	113,226
3.500%, 06/15/25	1,850,000	1,893,390
4.625%, 06/15/45 (a)	230,000	251,545
Parsley Energy LLC / Parsley Finance Corp. 5.250%, 08/15/25 (144A)	640,000	650,400
6.250%, 06/01/24 (144A) (a)	5,360,000	5,641,400
PDC Energy, Inc. 7.750%, 10/15/22 (a)	5,100,000	5,310,375
Petrobras Global Finance B.V. 6.850%, 06/05/2115 (a)	17,700,000	16,881,375
QEP Resources, Inc. 5.250%, 05/01/23 (a)	2,650,000	2,577,125
6.875%, 03/01/21 (a)	1,050,000	1,105,125
Range Resources Corp. 4.875%, 05/15/25 (a)	1,945,000	1,915,825
5.000%, 03/15/23 (144A) (a)	3,249,000	3,224,632
5.875%, 07/01/22 (144A) (a)	930,000	960,225
Rice Energy, Inc. 6.250%, 05/01/22 (a)	4,978,000	5,202,010
RSP Permian, Inc. 6.625%, 10/01/22 (a)	6,721,000	7,048,649
Sanchez Energy Corp. 6.125%, 01/15/23 (a)	6,150,000	5,258,250
7.750%, 06/15/21 (a)	535,000	506,913
Shelf Drilling Holdings, Ltd. 9.500%, 11/02/20 (144A)	6,830,000	6,906,837
Shell International Finance B.V. 2.875%, 05/10/26 (a)	2,840,000	2,825,828
3.250%, 05/11/25	1,773,000	1,814,818
4.000%, 05/10/46	360,000	364,099
4.550%, 08/12/43	1,205,000	1,308,368
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	1,354,212
WPX Energy, Inc. 5.250%, 09/15/24 (a)	3,420,000	3,428,550
8.250%, 08/01/23	5,720,000	6,413,550

		213,711,992

Oil & Gas Services—0.4%
Exterran Energy Solutions L.P. / EES Finance Corp. 8.125%, 05/01/25 (144A)	5,380,000	5,568,300
Halliburton Co. 3.800%, 11/15/25 (a)	1,210,000	1,242,439
4.850%, 11/15/35	2,000,000	2,168,200
KCA Deutag UK Finance plc 9.875%, 04/01/22 (144A) (a)	3,750,000	3,890,625

		12,869,564

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 (144A)	5,200,000	$5,505,500
7.250%, 05/15/24 (144A) (a)	4,860,000	5,330,788
Pactiv LLC 7.950%, 12/15/25	3,960,000	4,464,900
8.375%, 04/15/27	7,435,000	8,475,900
WestRock RKT Co. 4.000%, 03/01/23	140,000	147,461

		23,924,549

Pharmaceuticals—1.5%
Allergan Funding SCS 3.450%, 03/15/22	450,000	466,611
4.550%, 03/15/35	3,400,000	3,627,500
4.750%, 03/15/45	2,645,000	2,861,630
BioScrip, Inc. 8.227%, 06/30/22 (c) (g) (h) (i)	17,830,000	17,858,528
8.875%, 02/15/21 (a) (i)	4,952,000	4,531,080
Cardinal Health, Inc. 3.410%, 06/15/27 (a)	4,970,000	4,986,992
Jazz Investments I, Ltd. 1.500%, 08/15/24 (144A) (a)	4,090,000	4,018,425
Mead Johnson Nutrition Co. 4.125%, 11/15/25	1,653,000	1,784,631
Valeant Pharmaceuticals International, Inc. 5.625%, 12/01/21 (144A)	2,740,000	2,561,900
5.875%, 05/15/23 (144A)	675,000	596,531
6.375%, 10/15/20 (144A)	4,080,000	4,090,200
7.250%, 07/15/22 (144A)	4,280,000	4,173,000
7.500%, 07/15/21 (144A)	2,230,000	2,224,425

		53,781,453

Pipelines—3.3%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A) (a)	1,825,000	1,893,437
DCP Midstream Operating L.P. 4.950%, 04/01/22 (a)	4,000,000	4,150,000
6.750%, 09/15/37 (144A) (a)	3,480,000	3,714,900
El Paso Natural Gas Co. LLC 7.500%, 11/15/26	4,250,000	5,188,204
8.375%, 06/15/32	190,000	245,069
Energy Transfer Equity L.P. 5.500%, 06/01/27 (a)	1,376,000	1,448,240
5.875%, 01/15/24 (a)	1,638,000	1,758,803
Enterprise Products Operating LLC 3.700%, 02/15/26	1,072,000	1,100,981
3.750%, 02/15/25	2,100,000	2,176,457
3.900%, 02/15/24	225,000	235,889
5.018%, 3M USD LIBOR + 3.708%, 08/01/66 (c)	1,059,000	1,059,530
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.625%, 06/15/24	1,060,000	1,028,200
6.000%, 05/15/23 (a)	6,046,000	6,000,655

Pipelines—(Continued)
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A) (a)	2,500,000	2,699,757
Kinder Morgan, Inc. 7.800%, 08/01/31	67,000	84,968
MPLX L.P. 4.875%, 12/01/24	6,130,000	6,605,458
NGPL PipeCo LLC 4.375%, 08/15/22 (144A) (a)	2,420,000	2,510,750
4.875%, 08/15/27 (144A) (a)	3,680,000	3,856,088
Northwest Pipeline LLC 4.000%, 04/01/27 (144A)	16,880,000	17,131,972
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	863,359
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A)	1,298,000	1,364,523
6.875%, 04/15/40 (144A)	8,305,000	9,218,550
7.500%, 07/15/38 (144A) (a)	1,055,000	1,205,338
Sabine Pass Liquefaction LLC 5.750%, 05/15/24 (a)	2,648,000	2,945,830
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	34,012
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.375%, 02/01/27 (a)	2,770,000	2,884,262
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19 (a)	600,000	631,500
5.875%, 10/01/20 (a)	1,753,000	1,783,677
Williams Cos., Inc. (The) 8.750%, 03/15/32	25,214,000	32,589,095

		116,409,504

Real Estate Investment Trusts—0.9%
CoreCivic, Inc. 4.125%, 04/01/20	1,260,000	1,291,500
5.000%, 10/15/22	5,400,000	5,616,000
CTR Partnership L.P. / CareTrust Capital Corp. 5.250%, 06/01/25	6,560,000	6,750,896
Iron Mountain, Inc. 4.375%, 06/01/21 (144A) (a)	4,580,000	4,737,048
6.000%, 08/15/23	560,000	592,900
iStar, Inc. 5.250%, 09/15/22	5,540,000	5,623,100
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27	7,770,000	7,964,250

		32,575,694

Retail—1.4%
1011778 BC ULC / New Red Finance, Inc. 5.000%, 10/15/25 (144A)	3,770,000	3,816,748
6.000%, 04/01/22 (144A) (a)	1,287,000	1,327,541

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
AutoZone, Inc. 2.500%, 04/15/21	800,000	$799,604
CVS Health Corp. 3.875%, 07/20/25	496,000	517,334
5.125%, 07/20/45	1,440,000	1,656,077
Dollar Tree, Inc. 5.750%, 03/01/23	11,372,000	11,997,460
Golden Nugget, Inc. 8.750%, 10/01/25 (144A) (a)	10,110,000	10,286,925
Guitar Center, Inc. 6.500%, 04/15/19 (144A) (a)	2,370,000	2,150,775
9.625%, 04/15/20 (144A)	2,500,000	1,550,000
Masaria Investments S.A.U. 4.888%, 09/15/24 (144A) (EUR) (c)	3,750,000	4,435,140
5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,615,191
McDonald’s Corp. 2.750%, 12/09/20	441,000	449,335
3.700%, 01/30/26	1,047,000	1,090,851
PetSmart, Inc. 8.875%, 06/01/25 (144A) (a)	11,245,000	8,945,397

		50,638,378

Savings & Loans—0.1%
Nationwide Building Society 6.875%, 5Y GBP Swap + 4.880%, 06/20/19 (GBP) (c)	2,640,000	3,659,646

Semiconductors—0.1%
Analog Devices, Inc. 3.125%, 12/05/23	4,440,000	4,503,936
QUALCOMM, Inc. 4.300%, 05/20/47	220,000	224,853

		4,728,789

Software—0.7%
First Data Corp. 7.000%, 12/01/23 (144A) (a)	2,180,000	2,327,804
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/25 (144A) (a)	3,930,000	4,111,762
Microsoft Corp. 3.300%, 02/06/27	13,250,000	13,719,090
Workday, Inc. 0.250%, 10/01/22 (144A)	5,560,000	5,528,725

		25,687,381

Telecommunications—3.1%
AT&T, Inc. 4.900%, 08/14/37	6,420,000	6,488,346
5.150%, 02/14/50	40,000	40,195
British Telecommunications plc 9.125%, 12/15/30	4,915,000	7,438,441
CommScope Technologies LLC 5.000%, 03/15/27 (144A) (a)	2,510,000	2,516,275

Telecommunications—(Continued)
CommScope, Inc. 5.500%, 06/15/24 (144A) (a)	2,200,000	2,301,750
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A)	14,317,000	14,023,981
Frontier Communications Corp. 11.000%, 09/15/25 (a)	5,757,000	4,879,057
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20 (a)	9,120,000	8,778,000
Sprint Capital Corp. 8.750%, 03/15/32	3,940,000	5,038,275
Sprint Communications, Inc. 11.500%, 11/15/21	3,483,000	4,427,102
Sprint Corp. 7.875%, 09/15/23 (a)	8,920,000	10,347,200
T-Mobile USA, Inc. 6.500%, 01/15/24 (a)	803,000	855,597
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A) (a)	12,240,000	13,311,000
Telefonica Europe B.V. 6.750%, 5Y GBP Swap + 4.458%, 11/26/20 (GBP) (c)	2,400,000	3,561,718
Verizon Communications, Inc. 2.625%, 08/15/26 (a)	820,000	770,042
3.850%, 11/01/42	5,210,000	4,614,705
4.125%, 03/16/27 (a)	2,230,000	2,326,812
5.250%, 03/16/37	660,000	723,780
West Corp. 5.375%, 07/15/22 (144A)	11,454,000	11,568,540
Windstream Services LLC 7.750%, 10/15/20 (a)	7,765,000	6,212,000

		110,222,816

Textiles—0.1%
Cintas Corp. No. 2 3.700%, 04/01/27	2,870,000	2,997,500

Transportation—0.7%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A) (a)	4,670,000	3,864,425
Neovia Logistics Services LLC / SPL Logistics Finance Corp. 8.875%, 08/01/20 (144A)	4,140,000	3,477,600
XPO CNW, Inc. 6.700%, 05/01/34 (a)	16,196,000	15,669,630
XPO Logistics, Inc. 6.125%, 09/01/23 (144A) (a)	1,610,000	1,680,438

		24,692,093

Trucking & Leasing—0.8%
DAE Funding LLC 4.500%, 08/01/22 (144A)	4,041,000	4,141,520
5.000%, 08/01/24 (144A)	3,510,000	3,597,750

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—(Continued)
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	3,800,000	$3,794,718
5.250%, 08/15/22 (144A)	6,600,000	6,864,000
5.500%, 02/15/24 (144A) (a)	9,760,000	10,248,000

		28,645,988

Water—0.1%
Anglian Water Osprey Financing plc 5.000%, 04/30/23 (GBP)	2,650,000	3,836,651

Total Corporate Bonds & Notes (Cost $1,838,241,555)		1,916,216,393

Mortgage-Backed Securities—12.1%

Collateralized Mortgage Obligations—5.2%
American Home Mortgage Assets Trust 1.427%, 1M USD LIBOR + 0.190%, 12/25/46 (c)	3,041,693	2,528,033
American Home Mortgage Investment Trust 1.817%, 1M USD LIBOR + 0.580%, 11/25/45 (c)	564,846	555,092
Banc of America Funding Corp. 1.364%, 02/27/37 (144A) (c)	15,575,115	10,264,854
Banc of America Funding Trust 1.406%, 1M USD LIBOR + 0.170%, 05/20/36 (c)	167,721	165,120
1.628%, 1M USD LIBOR + 0.165%, 09/29/36 (144A) (c)	40,806,473	25,175,807
1.641%, 03/27/36 (144A) (c)	6,110,814	4,342,989
13.223%, 01/27/30 (144A) (c)	13,250,042	6,308,716
Banc of America Mortgage Trust 3.596%, 09/25/35 (c)	88,759	87,068
BCAP LLC Trust 2.631%, 10/28/36 (144A) (c)	2,654,913	2,580,690
3.666%, 05/26/47 (144A) (c)	7,735,365	7,774,746
Bear Stearns ALT-A Trust 3.475%, 08/25/34 (c)	6,906,766	7,103,491
Bear Stearns Asset-Backed Securities Trust 28.222%, -1 x 1M USD LIBOR + 33.583%, 07/25/36 (c)	516,481	812,830
Citigroup Mortgage Loan Trust, Inc. 3.580%, 12/25/35 (c)	1,592,051	1,402,819
Countrywide Alternative Loan Trust 1.466%, 1M USD LIBOR + 0.230%, 07/20/35 (c)	1,551,637	1,515,958
1.877%, 1M USD LIBOR + 0.640%, 07/25/35 (c)	1,300,000	1,233,757
5.750%, 01/25/37	2,780,794	2,301,935
6.000%, 01/25/37	2,936,987	2,727,876
14.218%, -1 x 1M USD LIBOR + 16.940%, 06/25/35 (c)	1,969,113	2,407,191
19.088%, -1 x 1M USD LIBOR + 22.800%, 02/25/36 (c)	1,797,159	2,007,880

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust 23.651%, -1 x 1M USD LIBOR + 28.600%, 07/25/36 (c)	3,067,460	4,648,953
31.577%, -1 x 1M USD LIBOR+ 39.000%, 08/25/37 (c)	1,556,613	2,507,513
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37 (c)	3,680,027	2,810,713
Countrywide Home Loan Reperforming Loan REMIC Trust 1.597%, 1M USD LIBOR + 0.360%, 03/25/35 (144A) (c)	588,431	525,398
4.991%, 03/25/35 (144A) (c) (d) (j)	7,157,120	763,481
Credit Suisse Mortgage Trust 1.434%, 1M USD LIBOR + 0.200%, 06/27/46 (144A) (c)	2,407,124	2,377,451
23.720%, -1 x 1M USD LIBOR + 30.525%, 02/25/36 (c)	1,689,770	2,341,078
DSLA Mortgage Loan Trust 1.447%, -1 x 1M USD LIBOR + 0.210%, 03/19/45 (c)	134,897	126,276
GreenPoint MTA Trust 1.677%, 1M USD LIBOR + 0.440%, 06/25/45 (c)	1,531,255	1,432,427
GSMPS Mortgage Loan Trust 1.637%, 1M USD LIBOR + 0.400%, 04/25/36 (144A) (c)	843,566	734,775
HarborView Mortgage Loan Trust 2.037%, 1M USD LIBOR + 0.800%, 11/19/34 (c)	1,761,417	1,678,196
2.237%, 1M USD LIBOR + 1.000%, 10/25/37 (c)	1,698,249	1,677,300
Impac Secured Assets Corp. 1.557%, 1M USD LIBOR + 0.320%, 03/25/36 (c)	895,511	716,592
IndyMac INDX Mortgage Loan Trust 1.957%, 1M USD LIBOR + 0.720%, 01/25/35 (c)	1,100,772	905,259
3.324%, 03/25/35 (c)	462,910	454,692
3.520%, 05/25/37 (c)	3,730,639	3,272,514
JPMorgan Mortgage Trust 2.500%, 03/25/43 (144A) (c)	12,867	12,858
6.500%, 01/25/36	114,065	97,857
JPMorgan Resecuritization Trust 1.444%, -1 x 1M USD LIBOR + 0.210%, 07/27/46 (144A) (c)	3,651,960	3,626,230
Lehman Mortgage Trust 5.393%, 1M USD LIBOR + 6.630%, 02/25/37 (c) (i) (j)	9,093,650	2,499,893
Lehman XS Trust 1.397%, 1M LIBOR + 0.160%, 03/25/47 (c)	2,582,178	2,498,278
1.437%, 1M USD LIBOR + 0.200%, 08/25/46 (c)	2,653,103	2,301,483

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Adjustable Rate Mortgages Trust 3.395%, 11/25/35 (144A) (c)	58,678	$49,528
MASTR Seasoned Securitization Trust 3.603%, 10/25/32 (c)	148,198	145,529
Merrill Lynch Mortgage Investors Trust 3.546%, 08/25/33 (c)	832,133	775,490
3.803%, 05/25/34 (c)	70,193	70,122
Morgan Stanley Mortgage Loan Trust 1.557%, 1M USD LIBOR + 0.320%, 01/25/35 (c)	819,343	760,485
New Residential Mortgage Loan Trust 4.250%, 09/25/56 (144A) (c)	8,049,119	8,222,080
Nomura Resecuritization Trust 1.494%, 1M USD LIBOR + 0.260%, 02/26/46 (144A) (c)	4,868,000	4,580,367
NovaStar Mortgage Funding Trust 1.424%, 1M LIBOR + 0.380%, 09/25/46 (c)	937,445
		829,249
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	739,588	741,453
6.000%, 05/25/35 (144A)	2,588,660	2,518,400
RBSGC Mortgage Loan Trust 1.687%, 1M USD LIBOR + 0.450%, 01/25/37 (c)	761,894	523,570
Residential Accredit Loans, Inc. Trust 1.447%, 1M USD LIBOR + 0.210%, 04/25/46 (c)	1,675,839	947,479
1.497%, 1M USD LIBOR + 0.260%, 04/25/46 (c)	869,533	501,632
2.281%, 11/25/37 (c)	4,557,265	3,939,987
Residential Asset Securitization Trust 5.313%, -1 x 1M USD LIBOR + 6.550%, 12/25/36 (c) (i) (j)	13,961,215	3,519,227
5.750%, 02/25/36	2,228,720	2,226,905
Sequoia Mortgage Trust 2.079%, 6M. USD LIBOR + 0.680%, 06/20/33 (c)	138,014	137,359
3.714%, 07/25/45 (144A) (c)	10,410	9,778
Structured Adjustable Rate Mortgage Loan Trust 2.737%, 1M USD LIBOR + 1.500%, 09/25/37 (c)	4,894,432	4,455,314
3.320%, 01/25/35 (c)	577,876	569,903
3.679%, 09/25/35 (c)	805,495	656,497
3.921%, 03/25/34 (c)	117,320	115,841
Structured Asset Mortgage Investments Trust 1.447%, 1M USD LIBOR + 0.210%, 05/25/46 (c)	250,216	206,824
1.517%, 1M USD LIBOR + 0.280%, 02/25/36 (c)	4,283,903	4,062,058
Structured Asset Securities Corp. Trust 1.587%, 1M USD LIBOR + 0.350%, 03/25/35 (c)	1,685,624	1,403,818

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust 1.507%, 1M USD LIBOR + 0.270%, 12/25/45 (c)	701,406	681,896
1.717%, 1M USD LIBOR + 0.480%, 12/25/45 (c)	16,054,193	12,986,931
1.957%, COF + 1.250%, 03/25/47 (c)	2,547,411	2,213,289
2.986%, 09/25/36 (c)	849,831	765,435
3.204%, 08/25/33 (c)	1,730,913	1,696,436
3.288%, 10/25/34 (c)	804,021	805,993
5.443%, -1 x 1M USD LIBOR + 6.680%, 04/25/37 (c) (i) (j)	12,712,567	3,346,675
Wells Fargo Mortgage-Backed Securities Trust 3.369%, 06/25/35 (c)	54,197	55,379
3.410%, 04/25/36 (c)	86,010	86,852
3.450%, 10/25/35 (c)	55,581	55,833

		183,969,683

Commercial Mortgage-Backed Securities—6.9%
BAMLL Re-REMIC Trust 5.950%, 08/10/45 (144A) (c)	11,727,532	10,206,471
Banc of America Commercial Mortgage Trust 5.754%, 04/10/49 (c)	2,184,758	2,030,875
Bayview Commercial Asset Trust Zero Coupon, 07/25/37 (144A) (d) (j)	3,427,395	0
Bear Stearns Commercial Mortgage Securities Trust 6.596%, 06/11/50 (c)	7,668,500	7,678,809
CGBAM Commercial Mortgage Trust 8.634%, 1M LIBOR + 7.400%, 11/15/21 (144A) (c)	17,780,000	17,279,902
Citigroup Commercial Mortgage Trust 3.110%, 04/10/48 (144A)	1,400,000	1,023,321
3.208%, 07/10/47 (144A) (c)	4,398,000	2,832,084
4.171%, 1M LIBOR + 2.944%, 09/15/27 (144A) (c)	7,250,000	7,128,880
6.427%, 12/10/49 (c)	9,063,000	5,301,855
Commercial Mortgage Trust 3.000%, 12/10/47 (144A)	2,230,000	1,464,247
4.427%, 03/10/46 (144A) (c)	2,710,000	1,680,236
4.589%, 07/10/50 (c)	1,726,000	1,306,118
4.699%, 08/10/48 (144A) (c)	5,800,000	3,387,644
Credit Suisse Commercial Mortgage Trust 5.373%, 12/15/39	857,851	731,318
6.454%, 06/15/38 (c)	1,694,609	875,147
Credit Suisse Mortgage Capital Certificates 8.854%, 1M LIBOR + 7.620%, 07/15/32 (144A) (c)	26,600,000	26,468,436
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	7,620,000	6,791,074

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	$2,862,572
GE Business Loan Trust 1.654%, 1M LIBOR + 0.420%, 05/15/34 (144A) (c)	608,826	562,954
GE Commercial Mortgage Corp. Trust 5.677%, 12/10/49 (c)	240,000	128,542
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (c)	1,043,172	892,727
GS Mortgage Securities Trust 4.124%, 10/10/49 (c)	3,800,000	3,841,468
4.660%, 11/10/47 (144A) (c)	12,060,000	10,361,578
4.681%, 05/10/49 (c)	5,755,000	6,096,444
4.801%, 06/10/47 (c)	5,993,000	6,158,153
5.622%, 11/10/39	1,936,631	1,820,647
JPMorgan Chase Commercial Mortgage Securities Trust 3.598%, 12/15/49 (c)	6,090,000	5,816,588
3.958%, 04/15/46 (c)	3,750,000	3,739,817
4.527%, 1M LIBOR + 3.550%, 08/15/27 (144A) (c)	460,000	459,999
5.386%, 05/15/47 (c)	2,280,000	1,152,701
5.411%, 05/15/47	2,120,000	1,490,188
JPMorgan Chase Commercial Mortgage Securities Trust 5.502%, 06/12/47 (c)	6,170,000	5,090,250
5.503%, 01/15/49 (c)	8,780,000	2,501,741
5.623%, 05/12/45	589,617	500,997
6.154%, 02/15/51 (c)	628,348	610,000
7.459%, 1M LIBOR + 6.224%, 10/15/19 (144A) (c)	9,900,000	9,931,375
LB-UBS Commercial Mortgage Trust 6.389%, 09/15/45 (c)	1,100,000	985,375
Lone Star Portfolio Trust 8.134%, 1M LIBOR + 6.900%, 09/15/28 (144A) (c)	5,545,947	5,635,564
8.452%, 1M LIBOR + 7.217%, 09/15/20 (144A) (c)	4,782,697	4,755,099
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (144A) (c)	81,760	67,877
5.450%, 08/12/48 (c)	714,579	593,248
6.193%, 09/12/49 (c)	2,563,000	2,217,870
6.222%, 09/12/49 (c)	1,498,685	1,296,859
Morgan Stanley Bank of America Merrill Lynch Trust 4.439%, 12/15/49 (c)	4,870,000	4,948,219
4.679%, 10/15/48 (144A) (c)	9,534,000	6,272,030
Morgan Stanley Capital Trust 4.289%, 12/15/49 (c)	12,593,000	12,117,090
5.399%, 12/15/43	2,662,876	2,147,993
Multifamily Trust 8.988%, 04/25/46 (144A) (c)	13,145,689	14,212,961
UBS-Barclays Commercial Mortgage Trust 5.000%, 05/10/63 (144A) (c)	4,530,000	2,547,086

Commercial Mortgage-Backed Securities—(Continued)
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (c)	2,329,574	2,327,529
Wells Fargo Commercial Mortgage Trust 4.458%, 08/15/50	6,613,000	6,620,536
4.644%, 12/15/49 (c)	6,251,000	6,455,358
WF-RBS Commercial Mortgage Trust 3.016%, 11/15/47 (144A)	4,441,004	1,898,739
3.250%, 06/15/46 (144A)	8,240,000	6,020,920

		241,325,511

Total Mortgage-Backed Securities (Cost $420,250,111)		425,295,194

U.S. Treasury & Government Agencies—9.1%

Agency Sponsored Mortgage - Backed—8.4%
Fannie Mae 15 Yr. Pool 2.500%, TBA (k)	15,000,000	15,084,502
3.000%, TBA (k)	15,000,000	15,412,500
4.000%, 07/01/18	12,718	13,150
4.000%, 08/01/18	17,777	18,381
4.000%, 03/01/19	22,672	23,443
5.000%, 12/01/21	12,756	13,228
Fannie Mae 20 Yr. Pool 8.500%, 08/01/19	6,129	6,258
Fannie Mae 30 Yr. Pool 3.000%, TBA (k)	18,800,000	18,861,687
3.500%, TBA (k)	20,500,000	21,133,417
4.000%, 04/01/47	3,017,343	3,195,540
4.000%, 05/01/47	1,276,904	1,352,235
4.000%, 08/01/47	14,237,626	14,997,779
4.500%, 05/01/39	1,888,437	2,061,552
4.500%, 08/01/40	5,054,102	5,470,791
4.500%, 05/01/41	3,483,547	3,771,635
4.500%, 11/01/43	2,563,636	2,752,670
5.000%, 01/01/39	333,558	367,543
5.000%, 06/01/40	189,472	206,984
5.000%, 07/01/40	134,243	146,636
6.000%, 07/01/38	21,231	23,923
6.500%, 08/01/31	303	336
6.500%, 12/01/36	1,251	1,438
6.500%, 06/01/37	16,236	17,992
6.500%, 10/01/37	19,429	21,883
7.000%, 05/01/26	1,273	1,346
7.000%, 07/01/30	265	271
7.000%, 01/01/31	272	293
7.000%, 07/01/31	1,240	1,312
7.000%, 09/01/31	2,918	3,202
7.000%, 10/01/31	2,735	3,061
7.000%, 11/01/31	22,682	24,255
7.000%, 01/01/32	5,708	5,843
7.000%, 02/01/32	4,350	4,489
7.500%, 12/01/29	468	476
7.500%, 01/01/30	493	584
7.500%, 02/01/30	327	331

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.500%, 06/01/30	366	$367
7.500%, 08/01/30	84	86
7.500%, 09/01/30	561	632
7.500%, 10/01/30	85	95
7.500%, 11/01/30	10,033	10,576
7.500%, 02/01/31	3,367	3,442
8.000%, 08/01/27	1,027	1,137
8.000%, 07/01/30	551	652
8.000%, 09/01/30	397	418
Fannie Mae Connecticut Avenue Securities (CMO) 4.237%, 1M USD LIBOR + 3.000%, 10/25/29 (c)	19,060,000	19,637,278
6.487%, 1M USD LIBOR + 5.250%, 10/25/23 (c)	2,780,000	3,201,400
Fannie Mae REMICS (CMO) 1.587%, 1M LIBOR + 0.350%, 05/25/34 (c)	122,930	123,054
4.500%, 06/25/29	257,584	274,019
9.750%, 11/25/18	37,507	38,539
9.750%, 08/25/19	11,366	11,659
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	2,275,709	2,296,642
3.000%, TBA (k)	20,000,000	20,072,656
3.500%, TBA (k)	16,000,000	16,501,882
4.000%, 07/01/47	7,776,380	8,190,421
4.000%, TBA (k)	11,100,000	11,687,086
6.000%, 12/01/36	18,006	20,422
6.000%, 02/01/37	20,901	23,584
7.000%, 03/01/39	131,532	148,746
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.375%, 08/25/42 (c) (j)	70,400,000	3,854,858
Freddie Mac REMICS (CMO) 1,156.500%, 06/15/21 (j)	4	31
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 4.687%, 1M USD LIBOR + 3.450%, 10/25/29 (c)	4,620,000	4,884,985
5.684%, 03/25/30 (c)	8,840,000	8,901,465
5.737%, 1M USD LIBOR + 4.500%, 02/25/24 (c)	2,210,000	2,538,471
5.887%, 1M USD LIBOR + 4.650%, 10/25/28 (c)	10,950,000	12,276,179
5.987%, 1M USD LIBOR + 4.750%, 10/25/24 (c)	5,925,000	6,554,885
6.387%, 1M USD LIBOR + 5.150%, 10/25/29 (c)	10,500,000	11,104,341
Ginnie Mae I 30 Yr. Pool 5.000%, 04/15/35	10,779	12,030
5.500%, 01/15/34	52,521	59,190
5.500%, 04/15/34	16,822	19,031
5.500%, 07/15/34	94,756	106,882
5.500%, 10/15/34	54,808	61,064
5.750%, 10/15/38	98,311	110,868

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 02/15/33	1,680	1,909
6.000%, 03/15/33	5,275	5,977
6.000%, 06/15/33	4,719	5,421
6.000%, 07/15/33	7,658	8,797
6.000%, 09/15/33	6,483	7,307
6.000%, 10/15/33	3,065	3,491
6.000%, 08/15/34	21,833	24,610
6.500%, 03/15/29	2,660	2,936
6.500%, 02/15/32	932	1,082
6.500%, 03/15/32	980	1,144
6.500%, 11/15/32	4,186	4,722
7.000%, 03/15/31	192	202
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (k)	18,500,000	18,757,265
3.500%, 03/20/45	299,639	311,927
3.500%, 03/20/46	504,322	528,895
3.500%, TBA (k)	25,000,000	25,984,375
4.000%, 03/20/47	9,587,146	10,121,425
5.000%, 08/20/34	61,549	67,264
5.500%, 03/20/34	8,135	9,293
6.000%, 05/20/32	11,121	12,638
6.000%, 11/20/33	13,388	15,297
Ginnie Mae II ARM Pool 2.660%, 1Y CMT + 0.000%, 01/20/60 (c)	657,111	675,614
3.032%, 1Y CMT + 0.000%, 05/20/60 (c)	649,655	671,237
Government National Mortgage Association (CMO) 0.510%, 03/16/47 (c) (j)	7,356,435	138,783
0.769%, 04/16/52 (c) (j)	13,236,527	303,146
3.000%, 04/20/41	653,172	663,519

		296,058,315

Federal Agencies—0.1%
Tennessee Valley Authority 5.980%, 04/01/36	1,760,000	2,442,957

U.S. Treasury—0.6%
U.S. Treasury Floating Rate Notes 1.221%, 3M USTBMM + 0.168%, 10/31/17 (c)	10,000,000	10,001,342
1.325%, 3M USTBMM + 0.272%, 01/31/18 (a) (c)	10,000,000	10,009,324
U.S. Treasury Notes 1.875%, 04/30/22 (a)	420,000	419,623

		20,430,289

Total U.S. Treasury & Government Agencies (Cost $316,902,022)		318,931,561

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Foreign Government—8.3%

Security Description	Principal Amount*	Value

Regional Government—0.6%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	$1,994,832
Provincia de Buenos Aires 6.500%, 02/15/23 (144A) (l)	18,940,000	19,965,791

		21,960,623

Sovereign—7.7%
Argentina POM Politica Monetaria 26.250%, 06/21/20 (ARS) (c)	438,640,000	26,973,155
Argentine Bonos del Tesoro 18.200%, 10/03/21 (ARS)	328,390,000	19,709,850
22.750%, 03/05/18 (ARS)	104,350,000	6,103,309
Argentine Republic Government International Bonds 5.625%, 01/26/22	2,570,000	2,698,500
6.875%, 04/22/21	2,150,000	2,343,500
7.500%, 04/22/26 (a)	17,550,000	19,726,200
7.625%, 04/22/46 (a)	1,170,000	1,298,700
Bahamas Government International Bonds 5.750%, 01/16/24 (144A)	1,500,000	1,567,500
Bermuda Government International Bonds 4.138%, 01/03/23 (144A)	2,000,000	2,105,000
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	51,146,000	17,152,396
Brazilian Government International Bonds 6.000%, 04/07/26	15,640,000	17,360,400
Ecuador Government International Bonds 10.750%, 03/28/22 (144A)	8,450,000	9,442,875
Egypt Government International Bonds 6.125%, 01/31/22	8,380,000	8,672,378
Ghana Government International Bonds 8.125%, 01/18/26 (l)	4,200,000	4,463,844
Guatemala Government Bonds 4.375%, 06/05/27 (144A)	5,970,000	5,910,300
Honduras Government International Bonds 6.250%, 01/19/27	4,140,000	4,451,908
Indonesia Government International Bonds 5.125%, 01/15/45	3,000,000	3,314,787
5.250%, 01/17/42	15,090,000	16,828,247
Indonesia Treasury Bonds 7.000%, 05/15/27 (IDR)	162,762,000,000	12,549,435
8.375%, 09/15/26 (IDR)	66,608,000,000	5,568,387
Mexican Bonos 7.500%, 06/03/27 (MXN)	149,000,000	8,540,294
8.000%, 11/07/47 (MXN)	284,020,000	17,018,116
Mexico Government International Bonds 4.125%, 01/21/26 (a)	8,170,000	8,607,095
4.750%, 03/08/44	10,710,000	11,036,655
Russian Federal Bonds - OFZ 7.050%, 01/19/28 (RUB) (a)	1,209,625,000	20,400,002
Senegal Government International Bonds 6.250%, 05/23/33 (144A) (l)	8,720,000	8,966,689

Sovereign—(Continued)
Uruguay Government International Bonds 8.500%, 03/15/28 (144A) (UYU)	69,700,000	2,479,911
9.875%, 06/20/22 (144A) (UYU)	166,730,000	6,201,034

		271,490,467

Total Foreign Government (Cost $286,518,147)		293,451,090

Floating Rate Loans (m)—8.3%

Air Freight & Logistics—0.1%
XPO Logistics, Inc. Term Loan B, 3.554%, 3M LIBOR + 2.250%, 11/01/21	3,316,484	3,328,672

Airlines—0.1%
Air Canada Term Loan B, 3.568%, 3M LIBOR + 2.250%, 10/06/23	3,081,208	3,103,676

Building Materials—0.1%
Quikrete Holdings, Inc. 1st Lien Term Loan, 3.985%, 1M LIBOR + 2.750%, 11/15/23	3,072,780	3,072,780

Coal—0.1%
Murray Energy Corp. Term Loan B2, 8.583%, 3M LIBOR + 7.250%, 04/16/20	3,441,664	3,163,282

Commercial Services—0.9%
Acosta Holdco, Inc. Term Loan, 4.485%, 1M LIBOR + 3.250%, 09/26/21	7,870,356	7,019,318
Albany Molecular Research, Inc. 1st Lien Term Loan, 4.583%, 3M LIBOR + 3.250%, 08/30/24	7,220,000	7,254,974
Jaguar Holding Co. II Term Loan, 4.037%, 3M LIBOR + 2.750%, 08/18/22	8,209,197	8,259,569
Prime Security Services Borrower LLC 1st Lien Term Loan, 3.985%, 1M LIBOR + 2.750%, 05/02/22	8,248,602	8,322,707

		30,856,568

Distributors—0.2%
American Builders & Contractors Supply Co., Inc. Term Loan B, 3.735%, 1M LIBOR + 2.500%, 10/31/23	8,074,425	8,116,057

Electric—0.3%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.235%, 1M LIBOR + 3.000%, 06/30/18	8,950,000	9,002,205

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.0%
Panda Temple Power LLC Term Loan B, 03/04/22 (i)	2,190,000	$1,543,950

Entertainment—0.4%
Lions Gate Entertainment Corp. 1st Lien Term Loan, 4.235%, 1M LIBOR + 3.000%, 12/08/23	4,039,938	4,071,227
Scientific Games International, Inc. Term Loan B4, 4.514%, 2M LIBOR + 3.250%, 08/14/24	8,870,000	8,896,335

		12,967,562

Food—0.2%
Albertson’s LLC Term Loan B6, 4.317%, 3M LIBOR + 3.000%, 06/22/23	6,887,433	6,631,613

Healthcare-Services—0.5%
DaVita HealthCare Partners, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 06/24/21	3,375,115	3,401,320
MPH Acquisition Holdings LLC Term Loan B, 4.333%, 3M LIBOR + 3.000%, 06/07/23	8,158,336	8,226,319
RadNet, Inc. Term Loan, 5.060%, 3M LIBOR + 3.750%, 06/30/23	5,280,519	5,320,123

		16,947,762

Hotels, Restaurants & Leisure—0.1%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 3.523%, 1M LIBOR + 2.250%, 02/16/24	3,115,676	3,116,000

Insurance—0.4%
RPI Finance Trust Term Loan B6, 3.333%, 3M LIBOR + 2.000%, 03/27/23	6,538,928	6,566,627
UFC Holdings LLC 1st Lien Term Loan, 4.490%, 1M LIBOR + 3.250%, 08/18/23	8,405,100	8,449,756

		15,016,383

Internet—0.2%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 4.490%, 1M LIBOR + 3.250%, 10/19/23	7,959,600	8,012,667

Lodging—0.5%
Boyd Gaming Corp. Term Loan B3, 3.694%, 1 Week LIBOR + 2.500%, 09/15/23	4,473,098	4,491,116
Hilton Worldwide Finance LLC Term Loan B2, 3.237%, 1M LIBOR + 2.000%, 10/25/23	2,270,358	2,281,946

Lodging—(Continued)
MGM Growth Properties Operating Partnership L.P. Term Loan B, 3.485%, 1M LIBOR + 2.250%, 04/25/23	6,842,260	6,870,361
Station Casinos LLC Term Loan B, 3.740%, 1M LIBOR + 2.500%, 06/08/23	3,433,457	3,440,850

		17,084,273

Machinery—0.1%
Zebra Technologies Corp. Term Loan B, 3.314%, 3M LIBOR + 2.000%, 10/27/21	3,345,969	3,356,017

Media—0.5%
CBS Radio, Inc. Term Loan B, 4.737%, 1M LIBOR + 3.500%, 10/17/23	3,062,727	3,088,570
Charter Communications Operating LLC Term Loan I Add, 3.490%, 1M LIBOR + 2.250%, 01/15/24	4,512,732	4,536,234
Numericable U.S. LLC Term Loan B10, 4.561%, 3M LIBOR + 3.250%, 01/14/25	6,630,893	6,660,420
Univision Communications, Inc. Term Loan C5, 3.985%, 1M LIBOR + 2.750%, 03/15/24	3,472,468	3,445,636

		17,730,860

Oil & Gas—0.0%
Hercules Offshore LLC Term Loan, 05/06/20 (i)	1,299,787	1,007,335

Packaging & Containers—0.7%
Berry Plastics Group, Inc. Term Loan M, 3.485%, 1M LIBOR + 2.250%, 10/01/22	7,341,880	7,362,144
BWAY Holding Co. Term Loan B, 4.481%, 1M LIBOR + 3.250%, 04/03/24	6,483,750	6,504,012
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.299%, 3M LIBOR + 3.000%, 12/29/23	3,088,260	3,092,892
Reynolds Group Holdings, Inc. Term Loan, 3.985%, 1M LIBOR + 2.750%, 02/05/23	8,033,885	8,075,581

		25,034,629

Pharmaceuticals—0.3%
Catalent Pharma Solutions, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 05/20/21	1,952,228	1,969,136
Change Healthcare Holdings, Inc. Term Loan B, 3.985%, 1M LIBOR + 2.750%, 03/01/24	7,064,500	7,088,343

		9,057,479

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Professional Services—0.1%
Trans Union LLC Term Loan B3, 3.235%, 1M LIBOR + 2.000%, 04/10/23	3,964,315	$3,962,583

Real Estate—0.2%
Communications Sales & Leasing, Inc. Term Loan B, 4.235%, 1M LIBOR + 3.000%, 10/24/22	8,207,255	7,601,921

Retail—1.2%
Academy, Ltd. Term Loan B, 5.274%, 1M LIBOR + 4.000%, 07/01/22	9,805,868	6,692,505
Bass Pro Group LLC Term Loan B, 6.235%, 1M LIBOR + 5.000%, 12/16/23	7,545,000	7,130,025
CWGS Group LLC Term Loan, 4.981%, 1M LIBOR + 3.750%, 11/08/23	1,320,025	1,328,440
Leslie’s Poolmart, Inc. Term Loan, 5.061%, 3M LIBOR + 3.750%, 08/16/23	3,118,500	3,128,489
Michaels Stores, Inc. Term Loan B1, 3.985%, 1M LIBOR + 2.750%, 01/30/23	4,500,084	4,497,973
Party City Holdings, Inc. Term Loan, 4.321%, 3M LIBOR + 3.000%, 08/19/22	4,299,075	4,314,861
Petco Animal Supplies, Inc. Term Loan B, 4.311%, 3M LIBOR + 3.000%, 01/26/23	5,011,596	4,159,625
PetSmart, Inc. Term Loan B2, 4.240%, 1M LIBOR + 3.000%, 03/11/22	14,417,242	12,275,258

		43,527,176

Software—0.3%
First Data Corp. Term Loan, 3.737%, 1M LIBOR + 2.500%, 04/26/24	5,216,603	5,237,647
MA FinanceCo. LLC Term Loan B3, 3.987%, 1M LIBOR + 2.750%, 06/21/24	470,771	471,485
Seattle Spinco, Inc. Term Loan B3, 3.987%, 1M LIBOR + 2.750%, 06/21/24	3,179,229	3,184,056

		8,893,188

Telecommunications—0.7%
CenturyLink, Inc. Term Loan B, 2.750%, 01/31/25	7,670,000	7,446,749
Level 3 Financing, Inc. Term Loan B, 3.486%, 1M LIBOR + 2.250%, 02/22/24	6,960,000	6,966,215
UPC Financing Partnership Term Loan AP, 3.984%, 1M LIBOR + 2.750%, 04/15/25	4,570,000	4,591,625

Telecommunications—(Continued)
Virgin Media Bristol LLC Term Loan I, 3.984%, 1M LIBOR + 2.750%, 01/31/25	2,865,395	2,879,499
Windstream Services LLC Term Loan B6, 5.240%, 1M LIBOR + 4.000%, 03/29/21	4,490,180	4,018,711

		25,902,799

Transportation—0.0%
Commercial Barge Line Co. 1st Lien Term Loan, 9.985%, 1M LIBOR + 8.750%, 11/12/20	1,922,078	1,534,299

Trucking & Leasing—0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 3.986%, 1M LIBOR + 2.750%, 04/03/22	2,493,750	2,501,543

Total Floating Rate Loans (Cost $299,622,957)		292,073,279

Asset-Backed Securities—6.0%

Asset-Backed - Home Equity—0.9%
Asset-Backed Securities Corp. Home Equity Loan Trust 4.084%, 1M USD LIBOR + 2.850%, 04/15/33 (c)	2,048	2,044
Bear Stearns Asset-Backed Securities Trust 1.467%, 1M USD LIBOR + 0.230%, 11/25/36 (c)	12,758,000	9,874,982
1.977%, 1M USD LIBOR + 0.740%, 01/25/34 (c)	17,884	17,383
EMC Mortgage Loan Trust 1.684%, 1M LIBOR + 0.450%, 05/25/43 (144A) (c)	580,103	569,446
Structured Asset Securities Corp. Mortgage Loan Trust 1.457%, 1M USD LIBOR + 0.220%, 02/25/36 (144A) (c)	2,636,134	173,904
WaMu Asset-Backed Certificates Trust 1.407%, 1M USD LIBOR + 0.170%, 07/25/47 (c)	28,047,270	20,771,312

		31,409,071

Asset-Backed - Manufactured Housing—0.4%
Conseco Finance Corp. 7.030%, 07/15/28 (c)	6,930,150	6,893,856
Greenpoint Manufactured Housing 4.890%, 06/19/29 (c)	300,000	288,638
Manufactured Housing Contract Trust Pass-Through Certificates 4.724%, Auction Rate Security + 0.000%, 03/13/32 (c)	375,000	355,391
4.731%, Auction Rate Security + 0.000%, 02/20/32 (c)	250,000	236,395

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Origen Manufactured Housing Contract Trust 3.037%, 04/15/37 (c)	1,337,080	$1,232,903
3.047%, 10/15/37 (c)	1,487,208	1,383,559
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (c)	4,382,654	4,198,008

		14,588,750

Asset-Backed - Other—4.2%
AIMCO CLO 5.013%, 3M USD LIBOR + 3.680%, 07/20/29 (144A) (c)	6,750,000	6,849,623
Ammc CLO, Ltd. 7.114%, 3M USD LIBOR + 5.810%, 04/17/29 (144A) (c)	6,600,000	6,436,749
Amortizing Residential Collateral Trust 3.037%, 1M USD LIBOR + 1.800%, 08/25/32 (c)	28,312	26,285
Applebee’s Funding LLC / IHOP Funding LLC 4.277%, 09/05/44 (144A)	5,210,000	5,100,291
Ares CLO, Ltd. 7.864%, 3M USD LIBOR + 6.550%, 10/15/29 (144A) (c)	9,300,000	9,174,692
7.904%, 3M USD LIBOR + 6.600%, 10/15/27 (144A) (c)	5,500,000	5,527,566
Barings CLO, Ltd. 8.731%, 3M USD LIBOR + 7.450%, 07/18/29 (144A) (c)	4,600,000	4,143,087
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,855,472	1,470,112
Carlyle Global Market Strategies CLO, Ltd. 5.032%, 3M USD LIBOR + 3.700%, 07/20/31 (144A) (c)	9,500,000	9,511,362
Catskill Park CLO, Ltd. 7.085%, 3M USD LIBOR + 6.000%, 04/20/29 (144A) (c)	10,200,000	9,808,779
Countrywide Asset-Backed Certificates Trust 3.112%, 1M USD LIBOR + 1.875%, 06/25/34 (c)	136,962	129,832
Countrywide Revolving Home Equity Loan Resecuritization Trust 1.534%, 1M LIBOR + 0.300%, 12/15/33 (144A) (c)	183,444	167,121
Countrywide Revolving Home Equity Loan Trust 1.374%, 1M USD LIBOR + 0.140%, 07/15/36 (c)	357,627	312,650
Encore Credit Receivables Trust 2.272%, 1M USD LIBOR + 1.035%, 10/25/35 (c)	2,327,806	1,647,268
First Horizon Asset-Backed Trust 1.397%, 1M USD LIBOR + 0.160%, 10/25/34 (c)	18,467	18,120

Asset-Backed - Other—(Continued)
Goldentree Loan Opportunities, Ltd. 6.507%, 3M USD LIBOR + 5.200%, 07/20/27 (144A) (c)	2,150,000	2,126,647
GSAMP Trust 1.437%, 1M USD LIBOR + 0.200%, 01/25/36 (c)	98,278	14,037
HSI Asset Securitization Corp. Trust 1.657%, 1M USD LIBOR + 0.420%, 11/25/35 (c)	3,956,776	3,959,607
Long Beach Mortgage Loan Trust 1.757%, 1M USD LIBOR + 0.520%, 01/21/31 (c)	20,146	19,531
Madison Park Funding, Ltd. 1.000%, 10/21/30 (144A)	2,600,000	2,600,000
6.657%, 3M USD LIBOR + 5.350%, 10/21/26 (144A) (c)	3,250,000	3,247,852
MidOcean Credit CLO IV 5.204%, 3M USD LIBOR + 3.900%, 04/15/27 (144A) (c)	1,750,000	1,752,942
Midocean Credit CLO VII 5.199%, 3M USD LIBOR + 3.880%, 07/15/29 (144A) (c)	4,750,000	4,752,275
Northwoods Capital, Ltd. 7.255%, 3M USD LIBOR + 6.000%, 06/20/29 (144A) (c)	5,250,000	4,979,520
Oaktree CLO, Ltd. 6.907%, 3M USD LIBOR + 5.600%, 10/20/27 (144A) (c)	6,150,000	6,104,478
Ocean Trails CLO 9.054%, 3M USD LIBOR + 7.750%, 07/15/28 (144A) (c)	5,120,000	5,247,877
Park Place Securities, Inc. 1.867%, 1M USD LIBOR + 0.630%, 09/25/35 (c)	9,550,000	7,843,161
SACO I Trust 1.497%, 1M USD LIBOR + 0.260%, 06/25/36 (c)	291,869	646,527
1.577%, 1M USD LIBOR + 0.340%, 03/25/36 (c)	72,449	142,267
SBA Small Business Investment Cos. 2.845%, 03/10/27	10,554,820	10,702,509
SoFi Consumer Loan Program LLC 3.280%, 01/26/26 (144A)	4,570,217	4,630,983
Thayer Park CLO, Ltd. 7.188%, 3M USD LIBOR + 6.100%, 04/20/29 (144A) (c)	8,400,000	8,222,962
Treman Park CLO, Ltd. 5.167%, 3M USD LIBOR + 3.860%, 04/20/27 (144A) (c)	1,700,000	1,704,733
Venture CLO, Ltd. 5.357%, 3M USD LIBOR + 4.050%, 04/20/27 (144A) (c)	9,105,000	9,220,451
Voya CLO, Ltd. 6.613%, 3M USD LIBOR + 5.300%, 07/23/27 (144A) (c)	2,000,000	1,992,378

BHFTII-295

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Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Voya CLO, Ltd. 7.325%, 3M USD LIBOR + 6.020%, 06/07/30 (144A) (c)	8,000,000	$7,750,312

		147,984,586

Asset-Backed - Student Loan—0.5%
DRB Prime Student Loan Trust 3.170%, 07/25/31 (144A)	3,172,527	3,221,800
National Collegiate Student Loan Trust 2.087%, 1M USD LIBOR + 0.850%, 03/25/38 (c)	7,963,643	5,442,628
Nelnet Student Loan Trust Zero Coupon, 28 day ARS + 0.000%, 03/22/32 (c)	6,200,000	5,841,975
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	1,836,250

		16,342,653

Total Asset-Backed Securities (Cost $204,385,271)		210,325,060

Convertible Bonds—0.5%

Oil & Gas—0.4%
Chesapeake Energy Corp. 5.500%, 09/15/26	4,120,000	3,780,100
Whiting Petroleum Corp. 1.250%, 04/01/20 (a)	10,440,000	9,304,650

		13,084,750

Semiconductors—0.1%
ON Semiconductor Corp. 1.625%, 10/15/23 (a)	5,150,000	5,980,437

Total Convertible Bonds (Cost $18,422,942)		19,065,187

Convertible Preferred Stocks—0.4%

Banks—0.2%
Wells Fargo & Co., Series L 7.500%, 12/31/49	4,965	6,528,975

Oil, Gas & Consumable Fuels—0.2%
Sanchez Energy Corp. 4.875%, 12/31/49	51,400	918,775
6.500%, 12/31/49	376,605	7,257,178

		8,175,953

Total Convertible Preferred Stocks (Cost $21,540,627)		14,704,928

Municipals—0.2%
Security Description	Shares/ Principal Amount*	Value
Brazos Harbor Industrial Development Corp., Environmental Facilities, Dow Chemical Project., Revenue Bonds 5.900%, 05/01/38 (c)	1,505,000	1,546,749
Brazos River Harbor, TX Navigation District , Dow Chemical Co. Project, Revenue Bonds 5.950%, 05/15/33	3,360,000	3,530,890
Massachusetts State Development Finance Agency, Board Institute, Revenue Bonds 5.375%, 04/01/41	400,000	447,788
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.000%, 12/15/30	750,000	836,220
5.000%, 12/15/31	1,550,000	1,726,591
Virginia Housing Development Authority 6.000%, 06/25/34	730,156	780,741

Total Municipals (Cost $8,258,964)		8,868,979

Preferred Stocks—0.1%

Air Freight & Logistics—0.0%
CEVA Group plc - Series A2 (i)	864	307,700

Banks—0.1%
Citigroup Capital, 7.681%, 10/30/40 (c)	51,160	1,421,225

Marine—0.0%
Tricer Tracking Preferred Equity Certificates, 8.000% (g) (h) (i)	10,446,300	104,463

Oil & Gas—0.0%
Berry Petroleum Corp. (i)	82,628	950,222

Total Preferred Stocks (Cost $4,251,439)		2,783,610

Common Stocks—0.1%

Air Freight & Logistics—0.0%
CEVA Group plc (i) (n)	399	137,156

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (i) (n)	1,399,556	27,991

Household Durables—0.0%
Desarrolladora Homex S.A.B. de C.V. (n)	220,114	11,725

Marine—0.0%
Tricer Holdco SCA (g) (h) (i) (n)	23,504	70,042

BHFTII-296

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Schedule of Investments as of September 30, 2017 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media—0.0%
Cengage Learning, Inc. (n)	10,995	$90,709
ION Media Networks, Inc. (n)	785	549,500

		640,209

Oil & Gas—0.1%
Berry Petroleum Corp. (i) (n)	74,879	748,790

Oil, Gas & Consumable Fuels—0.0%
Sanchez Energy Corp. (n)	68,135	328,410

Total Common Stocks (Cost $4,289,882)		1,964,323

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (g) (h) (i)	10,611	2,992

Forest Products & Paper—0.0%
Sino-Forest Corp. (h)	1,246,000	0
Sino-Forest Corp. (h)	500,000	0

		0

Oil & Gas—0.0%
Berry Petroleum Co. LLC (g) (h) (i)	850,000	0
Berry Petroleum Co. LLC (g) (h) (i)	1,040,000	0

		0

Total Escrow Shares (Cost $476,679)		2,992

Short-Term Investments—3.0%

Repurchase Agreements—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $80,896,134 on 10/02/17, collateralized by $80,775,000 U.S. Government Agency Obligations with rates ranging from 1.125% - 7.875%, maturity dates ranging from 01/31/21 - 02/28/21, with a value of $82,515,670.	80,895,325	80,895,325
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $25,002,188 on 10/02/17, collateralized by $24,758,000 U.S. Treasury Bond 3.000% due 11/15/44 with a value of $25,505,575.	25,000,000	25,000,000

Total Short-Term Investments (Cost $105,895,325)		105,895,325

Securities Lending Reinvestments (o)—13.1%
Security Description	Principal Amount*	Value

Certificates of Deposit—8.4%
Banco Del Estado De Chile New York 1.457%, 1M LIBOR + 0.220%, 10/19/17 (c)	11,000,000	11,000,418
Bank of China, Ltd. 1.540%, 10/23/17	7,500,000	7,500,000
BNP Paribas New York 1.432%, 1M LIBOR + 0.200%, 05/04/18 (c)	5,000,000	5,000,590
1.434%, 1M LIBOR + 0.200%, 02/15/18 (c)	9,000,000	9,002,025
Branch Banking & Trust Co. 1.140%, 10/04/17	10,000,000	9,999,990
Canadian Imperial Bank 1.406%, 1M LIBOR + 0.170%, 04/13/18 (c)	10,000,000	10,000,540
1.647%, 1M LIBOR + 0.410%, 10/27/17 (c)	3,500,000	3,500,732
Chiba Bank, Ltd., New York 1.360%, 11/07/17	3,000,000	3,000,000
1.360%, 11/20/17	5,000,000	5,000,000
Cooperative Rabobank UA 1.704%, 3M LIBOR + 0.400%, 10/13/17 (c)	4,000,000	4,000,000
Cooperative Rabobank UA New York 1.704%, 3M LIBOR + 0.400%, 10/13/17 (c)	4,000,000	4,000,396
Credit Industriel et Commercial 1.384%, 1M LIBOR + 0.150%, 02/16/18 (c)	4,999,794	5,000,190
Credit Suisse AG New York 1.461%, 1M LIBOR + 0.230%, 11/07/17 (c)	1,500,000	1,500,000
1.494%, 1M LIBOR + 0.260%, 10/16/17 (c)	12,500,000	12,500,600
1.511%, 1M LIBOR + 0.280%, 10/06/17 (c)	5,000,000	5,000,060
2.051%, 3M LIBOR + 0.740%, 11/03/17 (c)	500,554	500,255
KBC Bank NV Zero Coupon, 11/07/17	2,989,571	2,996,490
Zero Coupon, 11/22/17	1,992,870	1,996,620
1.380%, 10/27/17	5,000,000	5,000,550
Mitsubishi UFJ Trust and Banking Corp. 1.422%, 1M LIBOR + 0.190%, 12/05/17 (c)	2,000,000	2,000,000
1.485%, 1M LIBOR + 0.250%, 10/11/17 (c)	16,500,000	16,500,412
Mizuho Bank, Ltd., New York 1.417%, 1M LIBOR + 0.180%, 11/27/17 (c)	2,500,000	2,499,970
1.436%, 1M LIBOR + 0.200%, 02/12/18 (c)	3,000,000	3,002,240
1.494%, 1M LIBOR + 0.260%, 10/18/17 (c)	6,500,000	6,500,221
1.515%, 1M LIBOR + 0.280%, 10/11/17 (c)	7,500,000	7,500,172

BHFTII-297

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis New York 1.382%, 1M LIBOR + 0.150%, 02/05/18 (c)	7,500,000	$7,499,737
1.396%, 1M LIBOR + 0.160%, 11/13/17 (c)	5,000,000	5,000,230
1.801%, 3M LIBOR + 0.490%, 11/01/17 (c)	5,005,157	5,001,505
Norinchukin Bank New York 1.397%, 1M LIBOR + 0.160%, 01/19/18 (c)	10,000,000	10,000,320
1.407%, 1M LIBOR + 0.170%, 02/23/18 (c)	8,000,000	8,000,336
Oversea-Chinese Banking Corp., Ltd. 1.356%, 1M LIBOR + 0.130%, 03/20/18 (c)	5,000,000	4,999,775
Royal Bank of Canada New York 1.440%, 3M LIBOR + 0.130%, 06/12/18 (c)	8,000,000	8,000,176
1.704%, 3M LIBOR + 0.400%, 10/13/17 (c)	2,000,000	2,000,164
Standard Chartered plc 1.460%, 02/02/18	20,000,000	20,005,060
Sumitomo Mitsui Banking Corp., New York 1.397%, 1M LIBOR + 0.160%, 02/01/18 (c)	5,000,000	4,999,850
1.462%, 3M LIBOR + 0.150%, 02/08/18 (c)	7,500,000	7,499,655
1.476%, 1M LIBOR + 0.240%, 10/12/17 (c)	3,000,000	3,000,093
Sumitomo Mitsui Trust Bank, Ltd., New York 1.404%, 1M LIBOR + 0.170%, 11/16/17 (c)	5,000,000	5,000,370
1.406%, 1M LIBOR + 0.170%, 11/13/17 (c)	5,000,000	5,000,405
1.488%, 1M LIBOR + 0.250%, 10/26/17 (c)	10,000,000	10,001,000
1.495%, 1M LIBOR + 0.260%, 10/11/17 (c)	2,500,000	2,500,095
Svenska Handelsbanken AB 1.385%, 1M LIBOR + 0.150%, 04/30/18 (c)	10,000,000	10,001,360
Swedbank AB 1.140%, 10/02/17	5,000,000	4,999,995
Toronto Dominion Bank New York 1.576%, 1M LIBOR + 0.340%, 03/13/18 (c)	10,300,000	10,309,188
1.624%, 3M LIBOR + 0.320%, 01/10/18 (c)	5,000,000	5,001,610
Wells Fargo Bank N.A. 1.435%, 3M LIBOR + 0.130%, 07/11/18 (c)	6,500,000	6,499,955
1.694%, 3M LIBOR + 0.380%, 10/26/17 (c)	7,000,000	7,001,687

		296,825,037

Commercial Paper—3.1%
Barton Capital S.A. 1.320%, 12/11/17	4,983,500	4,986,920
1.330%, 10/05/17	7,974,287	7,999,440
1.330%, 10/13/17	2,989,914	2,998,956
Commonwealth Bank Australia 1.664%, 3M LIBOR + 0.350%, 10/23/17 (c)	7,000,000	7,001,197
ING Funding LLC 1.381%, 1M LIBOR + 0.150%, 12/07/17 (c)	4,000,000	4,000,216
1.386%, 1M LIBOR + 0.150%, 11/13/17 (c)	4,000,000	4,000,184
LMA S.A. & LMA Americas 1.420%, 12/11/17	4,970,219	4,987,425
Macquarie Bank, Ltd., London 1.340%, 10/27/17	14,948,633	14,986,042
Sheffield Receivables Co. 1.330%, 10/05/17	14,950,125	14,999,025
Toyota Motor Credit Corp. 1.424%, 1M LIBOR + 0.190%, 05/11/18 (c)	11,000,000	11,000,671
UBS AG 1.442%, 1M LIBOR + 0.210%, 05/02/18	20,000,000	20,004,640
Westpac Banking Corp. 1.657%, 3M LIBOR + 0.350%, 10/20/17 (c)	11,600,000	11,602,147

		108,566,863

Master Demand Notes—0.1%
Natixis Financial Products LLC 1.390%, OBFR + 0.230%, 10/02/17 (c)	3,000,000	3,000,000

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,009,300 on 10/02/17, collateralized by $1,678,413 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,029,396.	1,009,212	1,009,212
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $3,000,263 on 10/02/17, collateralized by $3,054,023 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $3,060,000.	3,000,000	3,000,000

BHFTII-298

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 01/25/17 at 1.710% to be repurchased at $2,032,490 on 01/02/18, collateralized by various Common Stock with a value of $2,200,000.	2,000,000	$2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $700,070 on 10/02/17, collateralized by $704,137 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $714,003.	700,000	700,000
Repurchase Agreement dated 09/12/17 at 1.710% to be repurchased at $12,315,170 on 01/02/18, collateralized by $65,957 U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 04/15/19 - 02/28/21, and various Common Stock with a value of $13,616,309.	12,250,000	12,250,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $500,043 on 10/02/17, collateralized by $479,646 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $510,389.	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 1.710% to be repurchased at $12,591,438 on 01/02/18, collateralized by various Common Stock with a value of $13,750,003.	12,500,000	12,500,000
Repurchase Agreement dated 10/26/16 at 1.710% to be repurchased at $9,695,391 on 01/02/18, collateralized by various Common Stock with a value of $10,450,000.	9,500,000	9,500,000

		41,459,212

Time Deposits—0.3%
Australia New Zealand Bank 1.070%, 10/02/17	2,000,000	2,000,000
Credit Agricole S.A. 1.080%, 10/02/17	300,000	300,000

Time Deposits—(Continued)
Credit Industriel et Commercial 1.100%, 10/02/17	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	300,000	300,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	400,000	400,000
National Bank of Canada 1.060%, 10/02/17	1,000,000	1,000,000
Nordea Bank New York 1.050%, 10/02/17	3,000,000	3,000,000
Standard Chartered plc 1.200%, 10/02/17	400,000	400,000

		12,400,000

Total Securities Lending Reinvestments (Cost $462,208,455)		462,251,112

Total Investments—115.6% (Cost $3,991,264,376)		4,071,829,033
Other assets and liabilities (net)—(15.6)%		(549,418,710)

Net Assets—100.0%		$3,522,410,323

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $439,969,339 and the collateral received consisted of cash in the amount of $462,063,836. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2017, the market value of restricted securities was $5,289,662, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.5% of net assets.

BHFTII-299

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Illiquid security. As of September 30, 2017, these securities represent 1.0% of net assets.
(j)	Interest only security.
(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(l)	Principal amount of security is adjusted for inflation.
(m)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(n)	Non-income producing security.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $1,251,655,697, which is 35.5% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(ARS)—	Argentine Peso
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(ICE)—	Intercontinental Exchange
(IDR)—	Indonesian Rupiah
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(OBFR)—	Overnight Bank Funding Rate
(REMIC)—	Real Estate Mortgage Investment Conduit
(RUB)—	Russian Ruble
(USTBMM)—	U.S. Treasury Bill Money Market Yield
(UYU)—	Uruguayan Peso

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Alta Wind Holdings LLC, 7.000%, 06/30/35	07/14/10	$1,424,865	$1,424,865	$1,605,571
Bayview Commercial Asset Trust, Zero Coupon, 07/25/37	11/23/10	3,427,395	326,674	0
Countrywide Home Loan Reperforming Loan REMIC Trust, 4.991%, 03/25/35	01/08/15	7,157,120	1,042,256	763,481
Midwest Vanadium Pty, Ltd., 11.500%, 02/15/18	05/05/11 - 05/24/11	932,290	961,424	20,977
Mirabela Nickel, Ltd., 1.000%, 09/10/44	09/10/14 - 10/21/16	36,414	32,882	0
NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	01/25/13	2,678,645	2,832,614	2,899,633

				$5,289,662

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	295,610,000	JPMorgan Chase Bank N.A.	11/15/17	USD	17,013,525	$(334,312)
ARS	96,964,000	Citibank N.A.	02/05/18	USD	4,959,795	275,724
ARS	135,650,000	Citibank N.A.	02/05/18	USD	6,981,472	342,877
BRL	76,742,223	Citibank N.A.	10/19/17	USD	22,887,630	1,287,813
CAD	9,100,000	Barclays Bank plc	10/19/17	USD	7,467,237	(173,207)
CAD	28,040,000	Barclays Bank plc	10/19/17	USD	22,316,845	158,386
CLP	14,638,293,000	Bank of America N.A.	10/19/17	USD	23,244,610	(380,717)
CLP	14,703,287,000	Bank of America N.A.	10/19/17	USD	23,329,293	(363,885)
EUR	68,285	Barclays Bank plc	10/19/17	USD	82,360	(1,585)
EUR	74,791,490	Barclays Bank plc	10/19/17	USD	86,169,370	2,302,414
EUR	744,001	Citibank N.A.	10/19/17	USD	873,975	6,113
EUR	1,600,000	Citibank N.A.	10/19/17	USD	1,903,622	(10,963)
IDR	232,989,755,439	Citibank N.A.	10/19/17	USD	17,182,135	92,200
INR	1,167,430,000	Barclays Bank plc	10/18/17	USD	17,795,647	45,365
MXN	310,040,000	JPMorgan Chase Bank N.A.	10/19/17	USD	17,212,969	(232,460)

BHFTII-300

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	145,000,000	JPMorgan Chase Bank N.A.	11/15/17	USD	8,224,617	$43,277
AUD	12,108,931	Barclays Bank plc	10/19/17	USD	9,194,069	(302,516)
AUD	294,389	Barclays Bank plc	10/19/17	USD	236,277	5,399
CAD	68,485,923	Barclays Bank plc	10/19/17	USD	53,267,213	(1,627,113)
CLP	29,341,580,000	Barclays Bank plc	10/19/17	USD	44,059,734	(1,769,567)
CNH	180,500,000	Citibank N.A.	10/19/17	USD	26,298,536	(853,602)
EUR	5,100,000	Barclays Bank plc	10/19/17	USD	6,117,547	84,693
EUR	3,050,000	Barclays Bank plc	10/19/17	USD	3,638,568	30,685
EUR	1,377,072	Barclays Bank plc	10/19/17	USD	1,639,948	10,993
EUR	1,216,001	Barclays Bank plc	10/19/17	USD	1,449,017	10,594
EUR	899,166	Barclays Bank plc	10/19/17	USD	1,071,498	7,864
EUR	489,105	Barclays Bank plc	10/19/17	USD	561,400	(17,168)
EUR	28,960,000	Citibank N.A.	10/19/17	USD	34,528,139	270,995
EUR	1,396,001	Citibank N.A.	10/19/17	USD	1,642,800	(8,547)
EUR	17,436	Citibank N.A.	10/19/17	USD	20,652	27
EUR	10,875	Citibank N.A.	10/19/17	USD	12,865	1
EUR	32,460,000	JPMorgan Chase Bank N.A.	10/19/17	USD	38,797,393	400,055
GBP	13,080,000	Bank of America N.A.	10/19/17	USD	17,669,118	132,691
GBP	26,296,833	Barclays Bank plc	10/19/17	USD	34,116,196	(1,140,111)
JPY	7,015,100,769	Citibank N.A.	10/19/17	USD	62,617,944	229,993
MXN	330,000	Barclays Bank plc	10/19/17	USD	18,516	442
NZD	7,900,000	Barclays Bank plc	10/19/17	USD	5,738,078	33,734
PHP	903,278,000	Bank of America N.A.	10/19/17	USD	17,549,602	(216,183)
PHP	1,803,347,000	Deutsche Bank AG	11/15/17	USD	34,870,869	(547,111)
SEK	30,435,647	Barclays Bank plc	10/19/17	USD	3,632,748	(107,330)
TWD	1,380,633,000	Citibank N.A.	10/19/17	USD	45,148,234	(415,937)

Cross Currency Contracts to Buy
PLN	63,703,719	Barclays Bank plc	10/19/17	EUR	14,960,000	(239,195)

Net Unrealized Depreciation						$(2,969,174)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/17/18	1,296	USD	317,957,400	$788,788
Australian 10 Year Treasury Bond Futures	12/15/17	962	AUD	95,864,863	(1,196,837)
Euro-BTP Futures	12/07/17	665	EUR	106,073,668	(419,939)
U.S. Treasury Long Bond Futures	12/19/17	150	USD	22,921,875	18,480
U.S. Treasury Note 10 Year Futures	12/19/17	2,498	USD	313,030,625	(3,460,872)
U.S. Treasury Note 2 Year Futures	12/29/17	32	USD	6,902,500	(18,073)
U.S. Treasury Note 5 Year Futures	12/29/17	2,513	USD	295,277,500	(1,002,146)
U.S. Treasury Note Ultra 10 Year Futures	12/19/17	97	USD	13,029,828	(144,299)
U.S. Treasury Ultra Long Bond Futures	12/19/17	885	USD	146,135,625	(1,137,467)
United Kingdom Long Gilt Bond Futures	12/27/17	74	GBP	12,283,935	9,980

Futures Contracts—Short
90 Day Eurodollar Futures	12/18/17	(7,080)	USD	(1,743,804,000)	887,227
90 Day Eurodollar Futures	12/16/19	(1,296)	USD	(317,341,800)	(1,189,612)
Euro-Bund Futures	12/07/17	(1,291)	EUR	(245,674,434)	1,812,728

Net Unrealized Depreciation					$(5,052,042)

BHFTII-301

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Written Options

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Call - U.S. Treasury Note 10 Year Futures	$129.500	10/27/17	(524)	$(63,797)	$(16,375)	$47,422
Call - U.S. Treasury Note 10 Year Futures	130.000	11/24/17	(1,437)	(401,570)	(67,360)	334,210
Call - U.S. Treasury Note 10 Year Futures	129.500	11/24/17	(1,799)	(578,903)	(112,437)	466,466

Totals				$(1,044,270)	$(196,172)	$848,098

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Pay	1 Day CDI	14.850%	Maturity	01/04/21	Bank of America N.A.	BRL	190,843,760	$9,257,856	$—	$9,257,856

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.185%	Quarterly	06/13/21	USD	56,430,000	$(1,470,780)	$—	$(1,470,780)
Pay	3M LIBOR	1.656%	Quarterly	09/21/19	USD	281,310,000	(400,251)	—	(400,251)
Receive	3M LIBOR	1.580%	Semi-Annually	06/13/26	USD	56,280,000	3,007,608	7,944	2,999,664
Receive	3M LIBOR	2.474%	Semi-Annually	11/15/43	USD	128,736,000	2,232,571	2,496,485	(263,914)
Receive	3M STIBOR	0.220%	Annually	03/14/19	SEK	3,817,370,000	(462,795)	36,715	(499,510)
Receive	6M EURIBOR	1.498%	Annually	08/23/47	EUR	17,354,500	534,558	16,804	517,754
Receive	6M LIBOR	0.787%	Semi-Annually	09/19/19	GBP	206,480,000	125,373	2,382	122,991

Totals							$3,566,284	$2,560,330	$1,005,954

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
CDX.NA.HY.29	(5.000%)	Quarterly	12/20/22	3.251%	USD	100,760,000	$(7,890,767)	$(7,507,084)	$(383,683)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
CDX.NA.IG.28	1.000%	Quarterly	06/20/22	0.531%	USD	80,160,000	$1,698,853	$1,258,814	$440,039

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	490,000	$(74,299)	$(77,043)	$2,744
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	Credit Suisse International	0.000%	USD	1,600,000	(242,608)	(256,727)	14,119
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	600,000	(90,978)	(97,304)	6,326

BHFTII-302

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	800,000	$(121,304)	$(129,739)	$8,435
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	1,710,000	(259,288)	(269,495)	10,207

Totals								$(788,477)	$(830,308)	$41,831

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.BBB)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro InterBank Offered Rate
(LIBOR)—	London Interbank Offered Rate
(STIBOR)—	Stockholm Interbank Offered Rate

BHFTII-303

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$124,885	$—	$124,885
Aerospace/Defense	—	8,061,208	—	8,061,208
Agriculture	—	7,318,383	—	7,318,383
Airlines	—	2,555,787	—	2,555,787
Apparel	—	28,407,085	—	28,407,085
Auto Manufacturers	—	10,103,596	—	10,103,596
Auto Parts & Equipment	—	49,551,642	—	49,551,642
Banks	—	342,025,425	—	342,025,425
Beverages	—	10,456,159	—	10,456,159
Biotechnology	—	18,488,352	—	18,488,352
Building Materials	—	1,695,962	—	1,695,962
Chemicals	—	1,881,581	—	1,881,581
Commercial Services	—	59,801,801	—	59,801,801
Computers	—	13,629,338	—	13,629,338
Diversified Financial Services	—	63,446,731	—	63,446,731
Electric	—	45,020,345	—	45,020,345
Energy-Alternate Sources	—	1,605,571	—	1,605,571
Engineering & Construction	—	10,748,863	—	10,748,863
Entertainment	—	17,005,494	—	17,005,494
Environmental Control	—	1,367,187	—	1,367,187
Food	—	11,929,037	—	11,929,037
Food Service	—	8,669,511	—	8,669,511
Forest Products & Paper	—	10,839,687	—	10,839,687
Healthcare-Products	—	25,073,271	—	25,073,271
Healthcare-Services	—	63,391,067	—	63,391,067
Holding Companies-Diversified	—	3,964,087	—	3,964,087
Home Builders	—	24,732,824	—	24,732,824
Household Products/Wares	—	4,212,250	—	4,212,250
Housewares	—	3,518,158	—	3,518,158
Insurance	—	21,288,595	—	21,288,595
Internet	—	27,299,534	—	27,299,534
Iron/Steel	—	13,674,129	—	13,674,129
Leisure Time	—	24,299,547	—	24,299,547
Lodging	—	24,238,680	—	24,238,680
Machinery-Construction & Mining	—	9,171,338	—	9,171,338
Media	—	127,509,254	—	127,509,254

BHFTII-304

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metal Fabricate/Hardware	$—	$4,590,620	$—	$4,590,620
Mining	—	99,018,022	0	99,018,022
Miscellaneous Manufacturing	—	7,119,389	—	7,119,389
Oil & Gas	—	213,711,992	—	213,711,992
Oil & Gas Services	—	12,869,564	—	12,869,564
Packaging & Containers	—	23,924,549	—	23,924,549
Pharmaceuticals	—	35,922,925	17,858,528	53,781,453
Pipelines	—	116,409,504	—	116,409,504
Real Estate Investment Trusts	—	32,575,694	—	32,575,694
Retail	—	50,638,378	—	50,638,378
Savings & Loans	—	3,659,646	—	3,659,646
Semiconductors	—	4,728,789	—	4,728,789
Software	—	25,687,381	—	25,687,381
Telecommunications	—	110,222,816	—	110,222,816
Textiles	—	2,997,500	—	2,997,500
Transportation	—	24,692,093	—	24,692,093
Trucking & Leasing	—	28,645,988	—	28,645,988
Water	—	3,836,651	—	3,836,651
Total Corporate Bonds & Notes	—	1,898,357,865	17,858,528	1,916,216,393
Total Mortgage-Backed Securities*	—	425,295,194	—	425,295,194
Total U.S. Treasury & Government Agencies*	—	318,931,561	—	318,931,561
Total Foreign Government*	—	293,451,090	—	293,451,090
Total Floating Rate Loans*	—	292,073,279	—	292,073,279
Total Asset-Backed Securities*	—	210,325,060	—	210,325,060
Total Convertible Bonds*	—	19,065,187	—	19,065,187
Convertible Preferred Stocks
Banks	6,528,975	—	—	6,528,975
Oil, Gas & Consumable Fuels	—	8,175,953	—	8,175,953
Total Convertible Preferred Stocks	6,528,975	8,175,953	—	14,704,928
Total Municipals	—	8,868,979	—	8,868,979
Preferred Stocks
Air Freight & Logistics	—	307,700	—	307,700
Banks	1,421,225	—	—	1,421,225
Marine	—	—	104,463	104,463
Oil & Gas	—	950,222	—	950,222
Total Preferred Stocks	1,421,225	1,257,922	104,463	2,783,610
Common Stocks
Air Freight & Logistics	—	137,156	—	137,156
Diversified Consumer Services	—	27,991	—	27,991
Household Durables	—	11,725	—	11,725
Marine	—	—	70,042	70,042
Media	—	640,209	—	640,209
Oil & Gas	—	748,790	—	748,790
Oil, Gas & Consumable Fuels	328,410	—	—	328,410
Total Common Stocks	328,410	1,565,871	70,042	1,964,323
Total Escrow Shares*	—	—	2,992	2,992
Total Short-Term Investments*	—	105,895,325	—	105,895,325
Total Securities Lending Reinvestments	—	462,251,112	—	462,251,112
Total Investments	$8,278,610	$4,045,514,398	$18,036,025	$4,071,829,033

Collateral for Securities Loaned (Liability)	$—	$(462,063,836)	$—	$(462,063,836)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,772,335	$—	$5,772,335
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,741,509)	—	(8,741,509)
Total Forward Contracts	$—	$(2,969,174)	$—	$(2,969,174)

BHFTII-305

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,517,203	$—	$—	$3,517,203
Futures Contracts (Unrealized Depreciation)	(8,569,245)	—	—	(8,569,245)
Total Futures Contracts	$(5,052,042)	—	$—	$(5,052,042)
Written Options at Value	$(196,172)	$—	$—	$(196,172)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,080,448	$—	$4,080,448
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,018,138)	—	(3,018,138)
Total Centrally Cleared Swap Contracts	$—	$1,062,310	$—	$1,062,310
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$9,257,856	$—	$9,257,856
OTC Swap Contracts at Value (Liabilities)	—	(788,477)	—	(788,477)
Total OTC Swap Contracts	$—	$8,469,379	$—	$8,469,379

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Transfers from Level 1 to Level 2 in the amount of $11,999 and transfers from Level 1 to Level 3 in the amount of $31,729 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

Transfers from Level 3 to Level 2 in the amount of $3,626,857 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-306

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—87.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—31.2%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	24,400,000	$24,537,456
3.000%, TBA (a)	6,200,000	6,370,500
3.500%, TBA (a)	15,000,000	15,607,323
4.500%, 03/01/20	39,124	40,012
5.000%, 03/01/18	8,588	8,786
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	797,004	858,376
4.500%, 12/01/31	1,102,497	1,187,394
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	9,195,453	9,276,148
3.000%, 11/01/46	6,797,191	6,824,324
3.000%, TBA (a)	37,400,000	37,522,717
3.500%, TBA (a)	54,900,000	56,596,322
4.000%, 02/01/40	718,422	765,196
4.000%, 06/01/42	6,689,946	7,172,501
4.000%, 07/01/42	3,176,362	3,352,637
4.000%, 05/01/43	16,899,775	18,082,813
4.000%, 10/01/43	9,173,577	9,797,128
4.000%, 04/01/47	9,246,698	9,792,784
4.000%, 05/01/47	3,928,935	4,160,722
4.000%, 08/01/47	43,708,517	46,042,132
4.000%, TBA (a)	600,000	631,734
4.500%, 04/01/41	9,473,193	10,256,130
4.500%, 10/01/41	6,156,362	6,659,566
4.500%, 07/01/44	257,444	281,686
4.500%, 10/01/44	1,596,530	1,742,927
4.500%, 01/01/45	143,526	157,820
4.500%, TBA (a)	5,100,000	5,474,531
5.000%, 07/01/33	249,798	275,231
5.000%, 09/01/33	300,076	330,691
5.000%, 10/01/35	842,276	928,078
5.000%, 03/01/36	1,341,241	1,478,101
5.000%, 01/01/39	10,660	11,806
5.000%, 12/01/39	20,580	22,714
5.000%, 05/01/40	55,620	61,345
5.000%, 07/01/40	40,778	45,236
5.000%, 11/01/40	1,034,382	1,144,791
5.000%, 01/01/41	62,069	68,882
5.000%, 02/01/41	49,366	53,840
5.000%, 04/01/41	119,591	132,811
5.000%, 05/01/41	2,268,204	2,514,611
5.000%, 06/01/41	228,914	253,810
5.000%, 07/01/41	2,147,467	2,354,740
5.000%, TBA (a)	2,800,000	3,054,197
6.000%, 04/01/33	79,087	90,245
6.000%, 02/01/34	15,863	18,143
6.000%, 11/01/35	162,876	186,557
6.000%, 08/01/37	349,586	400,202
6.500%, 03/01/26	1,069	1,185
6.500%, 04/01/29	62,221	68,949
7.000%, 11/01/28	1,859	2,022
7.000%, 02/01/29	638	639
7.000%, 01/01/30	2,127	2,177
7.000%, 10/01/37	17,930	19,912
7.000%, 11/01/37	20,667	22,756

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 12/01/37	20,586	23,482
7.000%, 02/01/38	17,703	19,252
7.000%, 08/01/38	4,064	4,525
7.000%, 09/01/38	3,001	3,086
7.000%, 11/01/38	103,392	119,584
7.000%, 02/01/39	1,176,985	1,363,342
7.500%, 04/01/32	13,119	13,396
8.000%, 05/01/28	1,592	1,736
8.000%, 07/01/32	858	926
Fannie Mae Connecticut Avenue Securities 2.687%, 1M USD LIBOR + 1.450%, 01/25/29 (b)	396,765	400,455
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (c)	2,605,524	450,526
4.000%, 04/25/42 (c)	3,591,336	657,278
4.500%, 11/25/39 (c)	1,954,410	447,925
Fannie Mae Pool 3.500%, 08/01/42	11,231,930	11,634,752
3.500%, 09/01/42	770,778	798,443
3.500%, 10/01/42	5,444,309	5,639,887
4.000%, 10/01/42	3,308,018	3,510,002
4.000%, 11/01/42	2,226,727	2,362,414
4.000%, 07/01/43	70,295	74,631
4.000%, 08/01/43	1,614,493	1,713,231
6.500%, 12/01/27	4,309	4,342
6.500%, 05/01/32	19,019	21,391
Fannie Mae REMIC Trust Whole Loan (CMO) 3.911%, 01/25/43 (b)	327,979	346,303
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (d)	531,903	486,832
4.913%, -1 x 1M LIBOR + 6.150%, 03/25/42 (b) (c)	8,652,287	1,208,281
4.913%, -1 x 1M LIBOR + 6.150%, 12/25/42 (b) (c)	958,743	209,515
5.293%, -1 x 1M LIBOR + 6.530%, 01/25/41 (b) (c)	1,362,720	248,162
5.313%, -1 x 1M LIBOR + 6.550%, 10/25/41 (b) (c)	5,424,524	942,212
5.413%, -1 x 1M LIBOR + 6.650%, 02/25/41 (b) (c)	772,822	101,871
5.413%, -1 x 1M LIBOR + 6.650%, 03/25/42 (b) (c)	2,092,151	335,965
5.500%, 07/25/41	8,595,625	9,673,331
5.500%, 04/25/42	2,179,747	2,412,342
6.000%, 05/25/42	1,394,777	1,587,881
6.500%, 06/25/39	236,836	259,065
6.500%, 07/25/42	2,522,280	2,910,747
9.750%, 11/25/18	141,695	145,591
9.750%, 08/25/19	41,677	42,749
Fannie Mae-ACES (CMO) 2.037%, 09/25/26	2,475,359	2,434,696
2.499%, 09/25/26	3,850,000	3,762,401
Freddie Mac 15 Yr. Gold Pool 2.500%, TBA (a)	15,000,000	15,089,100

BHFTII-307

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, TBA (a)	10,000,000	$10,036,328
3.500%, TBA (a)	36,700,000	37,851,191
4.000%, 07/01/43	5,090,179	5,451,787
4.000%, 08/01/43	4,632,959	4,962,089
4.000%, 07/01/47	24,018,187	25,296,995
4.500%, 06/01/38	1,676,438	1,803,909
5.000%, 08/01/33	22,674	24,908
5.000%, 06/01/41	5,245,301	5,790,104
6.000%, 10/01/36	895,072	1,017,305
6.500%, 09/01/39	305,312	344,766
8.000%, 09/01/30	3,655	4,246
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	23	23
Freddie Mac Gold Pool 3.500%, 10/01/42	1,167,106	1,207,801
3.500%, 02/01/44	529,400	547,843
4.000%, 04/01/43	1,769,589	1,878,944
4.000%, 08/01/43	1,074,321	1,140,681
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.291%, 03/25/27	4,670,000	4,801,383
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	326,269
6.000%, 05/15/36	607,871	682,142
8.500%, 06/15/21	7,344	7,798
Freddie Mac Structured Agency Credit Risk Debt Notes 2.437%, 1M USD LIBOR + 1.200%, 07/25/29 (b)	6,441,639	6,513,310
3.437%, 1M USD LIBOR + 2.200%, 09/25/24 (b)	8,000,000	8,261,612
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	498,521	562,247
6.000%, 03/15/33	897,119	1,036,359
6.500%, 06/15/31	3,063	3,380
6.500%, 08/15/34	195,471	215,725
7.500%, 09/15/29	2,178	2,414
7.500%, 02/15/30	1,561	1,615
8.500%, 05/15/18	836	838
8.500%, 06/15/25	24,615	28,169
Ginnie Mae II 30 Yr. Pool 3.000%, 08/20/46	26,847,928	27,252,566
3.000%, TBA (a)	36,700,000	37,210,358
3.500%, TBA (a)	24,000,000	24,945,000
4.000%, 09/20/45	1,693,532	1,790,715
4.000%, 11/20/45	10,610,859	11,245,650
4.500%, 01/20/40	766,675	827,299
4.500%, 05/20/40	1,020,750	1,097,441
4.500%, 09/20/40	21,134	22,730
4.500%, 01/20/41	165,514	177,973
4.500%, 07/20/41	1,124,857	1,209,382
5.000%, 07/20/40	776,969	849,113
6.000%, 11/20/34	1,601	1,827
6.000%, 06/20/35	2,630	3,005
6.000%, 07/20/36	149,432	170,881

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 6.000%, 09/20/36	7,230	8,149
6.000%, 07/20/38	381,394	433,932
6.000%, 09/20/38	1,014,046	1,137,419
6.000%, 06/20/39	4,714	5,398
6.000%, 05/20/40	92,244	103,154
6.000%, 06/20/40	250,636	286,154
6.000%, 08/20/40	141,965	162,032
6.000%, 09/20/40	333,677	381,111
6.000%, 10/20/40	211,466	241,842
6.000%, 11/20/40	277,356	316,392
6.000%, 01/20/41	234,741	267,764
6.000%, 03/20/41	1,126,391	1,277,506
6.000%, 07/20/41	231,328	262,360
6.000%, 12/20/41	155,854	176,753
6.500%, 10/20/37	319,428	379,650
Government National Mortgage Association (CMO) 0.311%, 02/16/53 (b) (c)	14,641,021	354,957
0.385%, 02/16/48 (b) (c)	5,601,282	216,347
0.456%, 05/16/54 (b) (c)	18,254,546	478,196
0.527%, 10/16/54 (b) (c)	32,376,458	1,067,157
0.564%, 03/16/49 (b) (c)	9,503,538	217,506
0.566%, 09/16/46 (b) (c)	31,640,131	580,796
0.746%, 05/16/54 (b) (c)	17,126,210	753,164
0.777%, 09/16/51 (b) (c)	63,706,013	3,365,538
0.870%, 09/16/55 (b) (c)	19,270,533	1,046,596
0.956%, 12/16/56 (b) (c)	44,550,889	3,377,153
1.072%, 09/16/44 (b) (c)	17,473,245	941,988
1.155%, 02/16/46 (b) (c)	23,216,887	1,306,637
1.611%, 1M USD LIBOR + 0.380%, 12/20/60 (b)	17,467,419	17,373,617
1.631%, 1M USD LIBOR + 0.400%, 12/20/60 (b)	5,564,725	5,549,532
1.711%, 1M USD LIBOR + 0.480%, 03/20/61 (b)	4,821,233	4,815,250
1.731%, 1M USD LIBOR + 0.500%, 12/20/60 (b)	42,667,220	42,637,257
4.866%, -1 x 1M LIBOR + 6.100%, 08/16/42 (b) (c)	1,242,383	217,466
5.264%, -1 x 1M LIBOR + 6.500%, 03/20/39 (b) (c)	270,864	17,329
5.414%, -1 x 1M LIBOR + 6.650%, 01/20/40 (b) (c)	853,961	105,776

		684,672,985

Federal Agencies—36.8%
Federal Farm Credit Bank 0.800%, 03/08/18	20,000,000	19,964,200
1.100%, 06/01/18	20,000,000	19,968,560
1.250%, 01/17/19	25,000,000	24,931,125
1.950%, 11/15/17	19,980,000	20,005,135
Federal Home Loan Bank 0.625%, 10/26/17	18,000,000	17,995,194
0.750%, 11/17/17	25,000,000	24,990,375

BHFTII-308

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Bank 0.875%, 03/19/18	20,000,000	$19,972,320
1.375%, 09/28/20	10,000,000	9,904,340
1.875%, 11/29/21	49,000,000	49,040,033
2.125%, 06/09/23	17,700,000	17,749,153
2.750%, 06/08/18	15,000,000	15,148,110
5.250%, 12/11/20	12,000,000	13,290,816
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,200,000	9,787,991
0.750%, 04/09/18	9,000,000	8,975,187
0.875%, 10/12/18	20,000,000	19,900,660
1.125%, 04/15/19	30,000,000	29,847,630
1.500%, 01/17/20	10,000,000	9,973,650
5.000%, 12/14/18	12,741,000	13,259,431
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	48,198,144
2.125%, 04/24/26	10,000,000	9,762,950
2.625%, 09/06/24	22,000,000	22,505,736
Financing Corp. Fico Zero Coupon, 10/06/17	20,433,000	20,430,379
Zero Coupon, 05/11/18	40,000,000	39,649,777
Zero Coupon, 08/03/18	7,638,000	7,544,236
Zero Coupon, 12/27/18	16,254,000	15,942,872
Zero Coupon, 06/06/19	26,414,000	25,676,205
Zero Coupon, 09/26/19	14,535,000	14,041,267
National Archives Facility Trust 8.500%, 09/01/19	1,687,562	1,816,198
New Valley Generation II 5.572%, 05/01/20	4,629,439	4,889,844
Overseas Private Investment Corp. Zero Coupon, 11/17/17	4,700,000	5,081,734
Zero Coupon, 07/30/19	20,000,000	21,215,524
Zero Coupon, 11/13/19	5,000,000	5,308,921
Zero Coupon, 07/01/21	6,750,000	6,724,470
Zero Coupon, 07/17/21 (e)	10,000,000	9,941,800
2.310%, 11/15/30	8,193,417	7,923,823
3.330%, 05/15/33 (f)	6,572,783	6,664,483
3.490%, 12/20/29	11,801,521	12,314,154
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	10,642,000	10,284,034
Zero Coupon, 07/15/20	10,000,000	9,518,252
Zero Coupon, 10/15/20	38,159,000	36,116,060
Zero Coupon, 01/15/21	20,000,000	18,835,954
Zero Coupon, 01/15/30	25,000,000	17,434,236
Zero Coupon, 04/15/30	8,000,000	5,538,153
Tennessee Valley Authority 1.750%, 10/15/18	20,000,000	20,067,100
3.875%, 02/15/21	35,000,000	37,315,460
4.500%, 04/01/18	20,000,000	20,317,780

		805,763,456

U.S. Treasury—19.8%
U.S. Treasury Bonds 3.750%, 11/15/43	10,850,000	12,718,234

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (f)	10,434,256	9,750,178
1.375%, 02/15/44 (f)	16,910,474	18,657,182
U.S. Treasury Notes 0.750%, 02/28/18	5,000,000	4,990,625
1.000%, 05/31/18	5,000,000	4,991,406
1.000%, 11/30/18	20,000,000	19,909,375
1.250%, 10/31/18	26,000,000	25,960,391
1.250%, 12/15/18	20,000,000	19,964,844
1.375%, 05/31/21	58,000,000	57,216,094
1.500%, 02/28/19	21,680,000	21,700,325
1.500%, 02/28/23	49,960,000	48,683,678
1.625%, 04/30/23	18,000,000	17,627,344
2.000%, 05/31/24	25,000,000	24,791,015
2.000%, 02/15/25	138,000,000	136,113,281
2.250%, 11/15/25	10,000,000	9,999,609

		433,073,581

Total U.S. Treasury & Government Agencies (Cost $1,921,099,158)		1,923,510,022

Corporate Bonds & Notes—8.4%

Banks—0.2%
Stadshypotek AB 1.875%, 10/02/19 (144A)	5,000,000	4,982,941

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,583,582

Diversified Financial Services—4.6%
COP I LLC 3.650%, 12/05/21	5,861,323	6,064,767
Postal Square L.P. 6.500%, 06/15/22	6,063,660	6,681,507
Private Export Funding Corp. 1.875%, 07/15/18	10,000,000	10,038,980
2.250%, 12/15/17	40,000,000	40,065,720
2.250%, 03/15/20 (g)	10,000,000	10,128,450
2.300%, 09/15/20 (g)	28,000,000	28,408,268

		101,387,692

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,536,900
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	3,673,175

		8,210,075

BHFTII-309

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Sovereign—3.1%
National Credit Union Administration Guaranteed Notes Trust 3.000%, 06/12/19	19,650,000	$20,145,180
3.450%, 06/12/21	45,000,000	47,206,562

		67,351,742

Total Corporate Bonds & Notes (Cost $183,098,046)		183,516,032

Foreign Government—8.4%

Sovereign—8.4%
Colombia Government International Bonds 5.000%, 06/15/45	37,000,000	38,063,750
5.625%, 02/26/44	4,840,000	5,411,120
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	425,432
3.750%, 04/25/22	1,900,000	1,971,512
4.875%, 05/05/21	2,957,000	3,186,987
5.875%, 03/13/20	310,000	337,133
5.875%, 01/15/24 (144A)	1,060,000	1,215,145
Israel Government AID Bonds Zero Coupon, 11/15/18	20,869,000	20,490,322
5.500%, 12/04/23	24,290,000	28,791,574
5.500%, 04/26/24	20,950,000	25,112,151
Peruvian Government International Bonds 5.625%, 11/18/50 (g)	4,000,000	5,050,000
Poland Government International Bonds 4.000%, 01/22/24 (g)	7,870,000	8,468,435
Ukraine Government AID Bonds 1.471%, 09/29/21	20,000,000	19,603,600
1.844%, 05/16/19	25,000,000	25,148,275

Total Foreign Government (Cost $181,741,389)		183,275,436

Asset-Backed Securities—4.3%

Asset-Backed - Credit Card—1.2%
American Express Credit Account Master Trust 1.677%, 1M LIBOR + 0.450%, 09/16/24 (b)	4,160,000	4,192,128
Capital One Multi-Asset Execution Trust 1.820%, 09/15/22	17,500,000	17,492,937
2.000%, 01/17/23	5,030,000	5,044,484

		26,729,549

Asset-Backed - Home Equity—0.1%
EMC Mortgage Loan Trust 1.687%, 1M USD LIBOR + 0.450%, 12/25/42 (144A) (b)	29,246	28,376
Home Equity Mortgage Loan Asset-Backed Trust 1.497%, 1M USD LIBOR + 0.260%, 06/25/36 (b)	3,833,160	626,492

Asset-Backed - Home Equity—(Continued)
Morgan Stanley Mortgage Loan Trust 1.327%, 1M USD LIBOR + 0.090%, 12/25/36 (b)	211,796	128,694
1.537%, 1M USD LIBOR + 0.300%, 03/25/36 (b)	1,675,919	795,639
Structured Asset Securities Corp. Mortgage Loan Trust 1.457%, 1M USD LIBOR + 0.220%, 02/25/36 (144A) (b)	4,726,861	311,828

		1,891,029

Asset-Backed - Other—1.7%
Ally Master Owner Trust 1.664%, 1M LIBOR + 0.430%, 06/15/22 (b)	6,310,000	6,317,686
Ascentium Equipment Receivables Trust 2.290%, 06/10/21 (144A)	4,000,000	3,997,431
Countrywide Revolving Home Equity Loan Trust 1.374%, 1M USD LIBOR + 0.140%, 07/15/36 (b)	709,088	619,910
GSR Mortgage Loan Trust 1.774%, 1M USD LIBOR + 0.270%, 11/25/30 (b)	814	48
SACO I Trust 1.497%, 1M USD LIBOR + 0.260%, 06/25/36 (b)	517,171	1,145,601
1.537%, 1M USD LIBOR + 0.300%, 04/25/36 (b)	206,297	399,626
Small Business Administration Participation 2.880%, 05/01/37	10,940,000	11,050,210
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (b)	8,866,762	8,822,646
2.750%, 06/25/57 (144A) (b)	5,329,111	5,353,392

		37,706,550

Asset-Backed - Student Loan—1.3%
National Credit Union Administration Guaranteed Notes Trust 1.582%, 1M LIBOR + 0.350%, 12/07/20 (b)	3,638,606	3,640,774
Nelnet Student Loan Trust 2.967%, 3M USD LIBOR + 1.650%, 11/25/24 (b)	5,039,316	5,126,962
SLC Student Loan Trust 1.440%, 3M USD LIBOR + 0.120%, 06/15/29 (b)	6,000,000	5,967,049
SLM Student Loan Trust 1.484%, 3M USD LIBOR + 0.170%, 07/25/40 (b)	13,100,000	12,481,363

		27,216,148

Total Asset-Backed Securities (Cost $97,493,516)		93,543,276

BHFTII-310

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Mortgage-Backed Securities—2.9%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.7%
Alternative Loan Trust 2006-OA9 1.436%, 1M USD LIBOR + 0.200%, 07/20/46 (b)	2,302,444	$1,531,587
Banc of America Funding Corp. 1.384%, 1M USD LIBOR + 0.150%, 02/27/37 (144A) (b)	9,330,693	8,835,923
Banc of America Funding Trust 2.137%, COF + 1.430%, 06/20/35 (b)	238,076	167,504
Banc of America Mortgage Trust 3.723%, 07/25/35 (b)	64,033	59,824
BCAP LLC Trust 1.384%, 1M USD LIBOR + 0.150%, 11/27/36 (144A) (b)	14,003,418	13,215,263
Citigroup Mortgage Loan Trust 3.630%, 1Y CMT + 2.400%, 10/25/35 (b)	129,011	129,966
Countrywide Alternative Loan Trust 1.817%, 1M USD LIBOR + 0.580%, 05/25/34 (b)	1,189,259	1,194,966
Countrywide Home Loan Reperforming Loan REMIC Trust 1.657%, 1M USD LIBOR + 0.420%, 07/25/36 (144A) (b)	602,489	555,868
GMAC Mortgage Corp. Loan Trust 3.577%, 11/19/35 (b)	422,411	400,557
HarborView Mortgage Loan Trust 1.437%, 1M USD LIBOR + 0.200%, 09/19/46 (b)	290,432	262,370
JPMorgan Mortgage Trust 3.056%, 06/25/34 (b)	152,737	151,368
MASTR Adjustable Rate Mortgages Trust 1.434%, 1M LIBOR + 0.200%, 05/25/47 (b)	4,920,891	4,039,735
2.740%, 02/25/34 (b)	169,339	161,960
MASTR Reperforming Loan Trust 1.587%, 1M USD LIBOR + 0.350%, 05/25/35 (144A) (b)	285,605	241,395
3.632%, 05/25/35 (144A) (b)	3,779,026	3,174,888
7.000%, 08/25/34 (144A)	353,700	356,805
Morgan Stanley Mortgage Loan Trust 1.307%, 1M USD LIBOR + 0.070%, 06/25/36 (b)	596,261	266,071
3.187%, 07/25/35 (b)	205,692	196,077
New Residential Mortgage Loan Trust 3.250%, 09/25/56 (144A) (b)	4,425,563	4,504,986
4.000%, 02/25/57 (144A) (b)	3,877,680	4,037,613
4.000%, 05/25/57 (144A) (b)	7,013,131	7,304,176
NovaStar Mortgage Funding Trust 1.424%, 1M LIBOR + 0.380%, 09/25/46 (b)	1,842,563	1,629,902
Provident Funding Mortgage Loan Trust 3.446%, 05/25/35 (b)	358,386	359,736
3.613%, 10/25/35 (b)	63,724	62,867
SACO I Trust 8.986%, 06/25/21 (144A) (b)	820,128	831,456

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments Trust 1.417%, 1M USD LIBOR + 0.180%, 07/25/46 (b)	229,819	210,296
Structured Asset Securities Corp. 1.587%, 1M USD LIBOR + 0.350%, 04/25/35 (144A) (b)	2,253,326	2,120,952
3.537%, 06/25/35 (144A) (b)	138,027	128,433
WaMu Mortgage Pass-Through Certificates Trust 1.497%, 1M USD LIBOR + 0.260%, 11/25/45 (b)	23,538	23,229
1.507%, 1M USD LIBOR + 0.270%, 12/25/45 (b)	1,643,668	1,636,175
1.527%, 1M USD LIBOR + 0.290%, 12/25/45 (b)	121,359	118,814
1.557%, 1M USD LIBOR + 0.320%, 08/25/45 (b)	144,965	145,023

		58,055,785

Commercial Mortgage-Backed Securities—0.2%
FDIC Structured Sale Guaranteed Notes 2.980%, 12/06/20 (144A)	4,465,100	4,471,287

Total Mortgage-Backed Securities (Cost $63,019,782)		62,527,072

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/17 at 0.120% to be repurchased at $9,561,953 on 10/02/17, collateralized by $9,930,000 U.S. Treasury Note at 1.125% due 02/28/21 with a value of $9,753,911.	9,561,857	9,561,857

Total Short-Term Investments (Cost $9,561,857)		9,561,857

Securities Lending Reinvestments (h)—0.6%

Repurchase Agreements—0.4%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $1,323,343 on 10/02/17, collateralized by $2,200,650 U.S. Treasury Obligations at 0.000%, maturity dates ranging from 11/15/18 - 08/15/47, with a value of $1,349,692.	1,323,228	1,323,228

BHFTII-311

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/17 at 1.050% to be repurchased at $2,400,210 on 10/02/17, collateralized by $2,443,218 U.S. Treasury and Foreign Obligations with rates ranging from 1.000% - 3.125%, maturity dates ranging from 06/15/18 - 08/15/45, with a value of $2,448,000.	2,400,000	$2,400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/29/17 at 1.200% to be repurchased at $300,030 on 10/02/17, collateralized by $301,773 Foreign Obligations with rates ranging from 1.500% - 2.500%, maturity dates ranging from 02/06/19 - 06/10/25, with a value of $306,001.	300,000	300,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $1,700,177 on 10/02/17, collateralized by $1,731,585 U.S. Treasury and Foreign Obligations with rates ranging from 0.875% - 2.375%, maturity dates ranging from 07/13/18 - 01/17/23, with a value of $1,734,001.	1,700,000	1,700,000
Repurchase Agreement dated 09/29/17 at 1.250% to be repurchased at $200,021 on 10/02/17, collateralized by $200,991 Foreign Obligations with rates ranging from 1.875% - 2.500%, maturity dates ranging from 06/30/20 - 11/20/24, with a value of $204,001.	200,000	200,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/29/17 at 1.020% to be repurchased at $1,100,094 on 10/02/17, collateralized by $1,055,222 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $1,122,855.	1,100,000	1,100,000
Repurchase Agreement dated 09/29/17 at 1.030% to be repurchased at $200,017 on 10/02/17, collateralized by $191,859 U.S. Treasury Obligations with rates ranging from 0.000% - 8.750%, maturity dates ranging from 10/12/17 - 02/15/47, with a value of $204,156.	200,000	200,000
Natixis New York Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $2,485,812 U.S. Government Agency and Treasury Obligations with rates ranging from 0.250% - 6.835%, maturity dates ranging from 10/15/18 - 07/16/57, with a value of $1,020,100.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Pershing LLC Repurchase Agreement dated 09/29/17 at 1.180% to be repurchased at $1,000,098 on 10/02/17, collateralized by $1,684,298 U.S. Government Agency Obligations with rates ranging from 1.100% - 11.060%, maturity dates ranging from 12/15/17 - 08/20/67, with a value of $1,020,001.	1,000,000	1,000,000

		9,223,228

Time Deposits—0.2%
ABN AMRO Bank NV 1.060%, 10/02/17	400,000	400,000
Credit Agricole S.A. 1.080%, 10/02/17	500,000	500,000
Credit Industriel et Commercial 1.100%, 10/02/17	400,000	400,000
DZ Bank AG 1.060%, 10/02/17	400,000	400,000
Landesbank Baden-Wuerttemberg 1.200%, 10/02/17	500,000	500,000
Landesbank Hessen-Thuringen 1.170%, 10/02/17	500,000	500,000
Nordea Bank New York 1.050%, 10/02/17	400,000	400,000
Standard Chartered plc 1.200%, 10/02/17	500,000	500,000
Svenska 1.050%, 10/02/17	400,000	400,000

		4,000,000

Total Securities Lending Reinvestments (Cost $13,223,228)		13,223,228

Total Investments—112.8% (Cost $2,469,236,976)		2,469,156,923
Other assets and liabilities (net)—(12.8)%		(279,686,150)

Net Assets—100.0%		$2,189,470,773

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-312

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

(c)	Interest only security.
(d)	Principal only security.
(e)	Illiquid security. As of September 30, 2017, these securities represent 0.5% of net assets.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was held on loan. As of September 30, 2017, the market value of securities loaned was $12,867,290 and the collateral received consisted of cash in the amount of $13,223,228. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the market value of 144A securities was $76,499,818, which is 3.5% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(COF)—	Cost of Funds Index
(LIBOR)—	London InterBank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts-Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/17	270	USD	33,834,375	$(211,423)

Futures Contracts-Short
90 Day Eurodollar Futures	12/17/18	(400)	USD	(98,135,000)	113,700
U.S. Treasury Long Bond Futures	12/19/17	(500)	USD	(76,406,250)	1,247,757

Net Unrealized Appreciation					$1,150,034

(USD)—	United States Dollar

BHFTII-313

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2017 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,923,510,022	$—	$1,923,510,022
Total Corporate Bonds & Notes*	—	183,516,032	—	183,516,032
Total Foreign Government*	—	183,275,436	—	183,275,436
Total Asset-Backed Securities*	—	93,543,276	—	93,543,276
Total Mortgage-Backed Securities*	—	62,527,072	—	62,527,072
Total Short-Term Investment*	—	9,561,857	—	9,561,857
Total Securities Lending Reinvestments*	—	13,223,228	—	13,223,228
Total Investments	$—	$2,469,156,923	$—	$2,469,156,923

Collateral for Securities Loaned (Liability)	$—	$(13,223,228)	$—	$(13,223,228)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,361,457	$—	$—	$1,361,457
Futures Contracts (Unrealized Depreciation)	(211,423)	—	—	(211,423)
Total Futures Contracts	$1,150,034	$—	$—	$1,150,034

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-314

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTII-315

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-316

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST II

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: November 21, 2017

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: November 21, 2017